UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

MARCH 31, 2022

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

❯	Large Cap Fund

❯	Large Cap Value Fund

❯	Large Cap Growth Fund

❯	Large Cap Index Fund

❯	Tax-Managed Large Cap Fund

❯	S&P 500 Index Fund

❯	Small Cap Fund

❯	Small Cap Value Fund

❯	Small Cap Growth Fund

❯	Tax-Managed Small/Mid Cap Fund

❯	Mid-Cap Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	Tax-Managed Managed Volatility Fund

❯	Tax-Managed International Managed Volatility Fund

❯	Real Estate Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Conservative Income Fund

❯	Tax-Free Conservative Income Fund

❯	Real Return Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Strategy Alternative Fund

❯	Multi-Asset Accumulation Fund

❯	Multi-Asset Income Fund

❯	Multi-Asset Inflation Managed Fund

❯	Multi-Asset Capital Stability Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	324
Statements of Operations/Consolidated Statements of Operations	336
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	342
Consolidated Statement of Cash Flows	350
Financial Highlights/Consolidated Financial Highlights	351
Notes to Financial Statements/Consolidated Notes to Financial Statements	364
Disclosure of Fund Expenses	412
Review of the Liquidity Risk Management Program	415
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement	416

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 5.4%
Alphabet Inc, Cl A *	5,281	$14,688
Alphabet Inc, Cl C *	11,403	31,848
AT&T Inc	233,505	5,518
Comcast Corp, Cl A	142,077	6,652
Fox Corp, Cl A	48,678	1,920
Live Nation Entertainment Inc *	32,710	3,848
Meta Platforms, Cl A *	81,408	18,102
Nexstar Media Group Inc, Cl A	4,242	800
Paramount Global, Cl B	22,664	857
Snap Inc, Cl A *	77,887	2,803
TEGNA Inc	167,044	3,742
T-Mobile US Inc *	52,721	6,767
Verizon Communications Inc	280,734	14,301

		111,846
Consumer Discretionary — 10.5%
Advance Auto Parts Inc	7,936	1,642
Airbnb, Cl A *	14,798	2,542
Alibaba Group Holding ADR *	32,484	3,534
Amazon.com Inc, Cl A *	14,275	46,536
AutoZone Inc *	1,843	3,768
Best Buy Co Inc	38,681	3,516
Booking Holdings Inc *	2,518	5,913
BorgWarner	232,311	9,037
Capri Holdings Ltd *	66,333	3,409
Carnival Corp *	59,440	1,202
Dick's Sporting Goods Inc	36,476	3,648
Dillard's Inc, Cl A	8,887	2,385
Dollar General Corp	41,094	9,149
DR Horton Inc	43,190	3,218
eBay Inc	56,727	3,248
Foot Locker Inc, Cl A	23,394	694
Ford Motor Co	147,806	2,499
General Motors Co *	239,785	10,488

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The *	38,367	$548
Harley-Davidson Inc, Cl A	49,267	1,941
Kohl's Corp	40,786	2,466
Lear Corp	26,627	3,797
Lennar Corp, Cl A	6,546	531
Lowe's Cos Inc	60,506	12,234
Magna International Inc, Cl A	49,219	3,165
MercadoLibre Inc *	869	1,034
MGM Resorts International	147,405	6,182
NIKE Inc, Cl B	89,182	12,000
O'Reilly Automotive Inc *	4,642	3,180
PulteGroup Inc	217,624	9,119
Ross Stores Inc	113,243	10,244
Royal Caribbean Cruises Ltd *	5,535	464
Starbucks Corp	76,846	6,991
Target Corp, Cl A	35,789	7,595
Tesla Inc *	9,964	10,737
Thor Industries Inc	33,250	2,617
Vail Resorts Inc	2,934	764
Whirlpool Corp	27,260	4,710

		216,747
Consumer Staples — 6.1%
Altria Group Inc	159,288	8,323
Archer-Daniels-Midland Co	5,437	491
Coca-Cola Co/The	146,094	9,058
Coca-Cola Europacific Partners PLC	143,598	6,980
Conagra Brands Inc	265,977	8,929
General Mills Inc	33,531	2,271
Ingredion Inc	89,406	7,792
J M Smucker Co/The	79,930	10,823
Kraft Heinz Co/The	12,498	492
Kroger Co/The	341,553	19,595
Molson Coors Beverage Co, Cl B	30,456	1,626
Mondelez International Inc, Cl A	22,726	1,427
PepsiCo Inc	66,095	11,063
Philip Morris International Inc	159,775	15,009
Procter & Gamble Co/The	15,081	2,304
Sysco Corp, Cl A	116,826	9,539
Tyson Foods Inc, Cl A	110,651	9,917
Walgreens Boots Alliance Inc	38,917	1,742

		127,381
Energy — 3.3%
Baker Hughes Co, Cl A	205,270	7,474
BP PLC ADR	63,887	1,878
Canadian Natural Resources Ltd	111,301	6,898
Chevron Corp	79,273	12,908
ConocoPhillips	92,165	9,217
Devon Energy Corp	137,918	8,155
Exxon Mobil Corp	7,057	583
HF Sinclair Corp *	50,627	2,017
Marathon Petroleum Corp	98,016	8,380

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips 66	43,346	$3,745
Shell PLC ADR	17,117	940
Valero Energy Corp	54,263	5,510

		67,705
Financials — 14.9%
Aflac Inc	94,072	6,057
American Financial Group Inc/OH	4,314	628
Ameriprise Financial Inc	25,172	7,561
Bank of America Corp	375,037	15,459
Bank of New York Mellon Corp/The	19,244	955
Berkshire Hathaway Inc, Cl B *	69,418	24,498
Capital One Financial Corp	95,467	12,534
Charles Schwab Corp/The	122,378	10,318
Citigroup Inc	192,008	10,253
Citizens Financial Group Inc	39,251	1,779
Discover Financial Services	32,032	3,530
Essent Group Ltd	25,116	1,035
Everest Re Group Ltd	1,843	556
FactSet Research Systems Inc	944	410
Fifth Third Bancorp	146,251	6,295
First American Financial Corp	21,368	1,385
First Republic Bank/CA	85,489	13,858
Goldman Sachs Group Inc/The	3,354	1,107
Hartford Financial Services Group Inc/The	89,538	6,430
JPMorgan Chase & Co	90,222	12,299
KeyCorp	130,168	2,913
KKR & Co Inc	55,247	3,230
Markel Corp *	11,289	16,654
Marsh & McLennan Cos Inc	72,500	12,355
Moody's Corp	38,887	13,121
Morgan Stanley	71,661	6,263
Popular Inc	60,934	4,981
Progressive Corp/The	73,727	8,404
Radian Group Inc	16,498	366
Regions Financial Corp	247,865	5,517
S&P Global Inc	33,921	13,914
Signature Bank/New York NY, Cl B	17,706	5,197
SLM Corp	302,734	5,558
Starwood Property Trust Inc ‡	68,519	1,656
State Street Corp	138,447	12,062
Synchrony Financial	217,031	7,555
Two Harbors Investment Corp ‡	79,147	438
Upstart Holdings Inc *(A)	23,745	2,590
US Bancorp	323,806	17,210
Voya Financial Inc	62,675	4,158
Wells Fargo & Co	114,665	5,557
Willis Towers Watson PLC	63,313	14,956
Zions Bancorp NA	71,519	4,689

		306,291
Health Care — 14.3%
AbbVie Inc	59,751	9,686

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agilent Technologies Inc	48,305	$6,392
AmerisourceBergen Corp, Cl A	88,432	13,681
Amgen Inc, Cl A	57,858	13,991
AstraZeneca PLC ADR	84,193	5,586
Baxter International Inc	113,683	8,815
Biogen Inc *	2,286	481
Bristol-Myers Squibb Co	155,447	11,352
Cardinal Health Inc	7,743	439
Catalent Inc *	50,581	5,609
Cigna Corp	1,877	450
CVS Health Corp	196,030	19,840
Danaher Corp, Cl A	43,061	12,631
DaVita Inc *	4,103	464
Dentsply Sirona Inc	125,463	6,175
Dexcom Inc *	7,937	4,061
GlaxoSmithKline PLC ADR	38,133	1,661
HCA Healthcare Inc	20,926	5,245
Humana Inc	27,959	12,167
IDEXX Laboratories Inc *	778	426
Intra-Cellular Therapies Inc, Cl A *	29,591	1,811
Jazz Pharmaceuticals PLC *	28,183	4,387
Johnson & Johnson	217,191	38,493
McKesson Corp	23,309	7,136
Medtronic PLC	92,217	10,232
Merck & Co Inc	91,347	7,495
Mettler-Toledo International Inc *	11,204	15,385
Natera Inc *	10,452	425
Organon & Co	18,713	654
Perrigo Co PLC	30,088	1,156
Pfizer Inc	274,526	14,212
Regeneron Pharmaceuticals Inc *	10,283	7,182
Thermo Fisher Scientific Inc	11,874	7,013
UnitedHealth Group Inc	56,475	28,801
Zimmer Biomet Holdings Inc	86,090	11,011

		294,545
Industrials — 11.6%
AerCap Holdings NV *	62,810	3,158
AGCO Corp	45,371	6,626
Alaska Air Group Inc *	32,243	1,870
Allison Transmission Holdings Inc	48,690	1,912
American Airlines Group Inc *(A)	141,464	2,582
AMETEK Inc	39,693	5,286
Cummins Inc	34,196	7,014
Delta Air Lines Inc, Cl A *	46,513	1,841
Dover Corp	39,611	6,215
Eaton Corp PLC	36,869	5,595
Emerson Electric Co	61,931	6,072
FedEx Corp	33,861	7,835
Fortive Corp	169,478	10,326
General Electric Co	75,955	6,950
GXO Logistics Inc *	101,310	7,227
Honeywell International Inc	118,454	23,049

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	16,114	$3,214
IDEX Corp	15,417	2,956
Ingersoll Rand Inc	172,860	8,703
L3Harris Technologies Inc	25,133	6,245
Lockheed Martin Corp	10,419	4,599
ManpowerGroup Inc	29,203	2,743
MDU Resources Group Inc	97,537	2,599
Northrop Grumman Corp	2,095	937
Owens Corning	34,317	3,140
Parker-Hannifin Corp, Cl A	25,904	7,351
Robert Half International Inc	9,389	1,072
Rockwell Automation Inc	9,451	2,647
Roper Technologies Inc	21,548	10,176
Ryder System Inc	16,364	1,298
Snap-on Inc	8,649	1,777
Stanley Black & Decker Inc	65,678	9,181
Textron Inc	87,866	6,535
Timken Co/The	72,653	4,410
TransDigm Group Inc *	23,745	15,471
Uber Technologies Inc *	99,982	3,567
Union Pacific Corp	11,599	3,169
United Airlines Holdings Inc *	23,047	1,068
United Parcel Service Inc, Cl B	61,103	13,104
Vertiv Holdings Co, Cl A	203,407	2,848
WW Grainger Inc	30,209	15,581
XPO Logistics Inc *	33,373	2,430

		240,379
Information Technology — 24.2%
Adobe Inc *	45,772	20,855
Advanced Micro Devices Inc *	93,683	10,243
Amdocs Ltd	39,822	3,274
Amkor Technology Inc	51,908	1,127
Amphenol Corp, Cl A	107,406	8,093
Apple Inc	389,147	67,949
Applied Materials Inc	89,544	11,802
Arrow Electronics Inc, Cl A *	5,863	696
Automatic Data Processing Inc	26,457	6,020
Bill.com Holdings Inc *	13,507	3,063
Block, Cl A *	17,306	2,347
Cadence Design Systems Inc *	17,486	2,876
Cisco Systems Inc/Delaware	151,519	8,449
Crowdstrike Holdings Inc, Cl A *	15,771	3,581
Dell Technologies Inc, Cl C	4,018	202
Dlocal Ltd/Uruguay, Cl A *	43,400	1,357
DXC Technology Co *	70,284	2,293
Fortinet Inc *	4,834	1,652
Global Payments Inc	148,513	20,323
Hewlett Packard Enterprise Co	262,573	4,388
HP Inc	173,068	6,282
Intel Corp	188,169	9,326
International Business Machines Corp	24,273	3,156
Intuit Inc	55,738	26,801

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jabil Inc	68,671	$4,239
Juniper Networks Inc	88,541	3,290
KLA Corp	35,944	13,158
Marqeta Inc, Cl A *	157,775	1,742
Microchip Technology Inc	299,789	22,526
Micron Technology Inc	89,890	7,001
Microsoft Corp	227,275	70,071
Motorola Solutions Inc	54,849	13,284
NetApp Inc	21,914	1,819
NVIDIA Corp	58,514	15,966
NXP Semiconductors NV	55,285	10,232
Oracle Corp, Cl B	105,989	8,768
Paychex Inc	25,882	3,532
PayPal Holdings Inc *	52,273	6,045
Qorvo Inc *	3,170	393
QUALCOMM Inc	65,060	9,942
salesforce.com *	67,308	14,291
SAP SE ADR (A)	74,822	8,302
Seagate Technology Holdings PLC	65,533	5,891
Snowflake, Cl A *	5,280	1,210
SolarEdge Technologies Inc *	3,670	1,183
Teradyne Inc	32,165	3,803
Twilio Inc, Cl A *	11,340	1,869
Unity Software Inc *	27,102	2,689
VeriSign Inc *	3,953	879
Visa Inc, Cl A	110,461	24,497
Vishay Intertechnology Inc	115,899	2,272
VMware Inc, Cl A *	3,246	370
Vontier Corp	467,725	11,876
Xerox Holdings Corp	64,050	1,292

		498,587
Materials — 4.7%
Air Products and Chemicals Inc	58,182	14,540
Alcoa Corp	20,652	1,859
Avery Dennison Corp	25,187	4,382
Berry Global Group Inc *	13,761	798
Cabot Corp	21,441	1,467
Celanese Corp, Cl A	39,097	5,586
Crown Holdings Inc	72,495	9,068
DuPont de Nemours Inc	38,689	2,847
Eastman Chemical Co	73,135	8,195
Ecolab Inc	48,809	8,618
Huntsman Corp	195,900	7,348
International Flavors & Fragrances Inc	6,489	852
International Paper Co	39,192	1,809
Linde PLC	11,766	3,759
Newmont Corp	63,436	5,040
PPG Industries Inc	47,902	6,279
Reliance Steel & Aluminum Co	17,345	3,180
Steel Dynamics Inc	30,626	2,555
Sylvamo Corp *	11,192	372
Vulcan Materials Co	40,048	7,357

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	8,670	$408

		96,319
Real Estate — 1.9%
American Tower Corp, Cl A ‡	55,725	13,999
Crown Castle International Corp ‡	56,880	10,500
Extra Space Storage Inc ‡	26,122	5,371
Gaming and Leisure Properties Inc ‡	87,103	4,088
Iron Mountain Inc ‡	24,500	1,358
Omega Healthcare Investors Inc ‡	54,474	1,697
Sabra Health Care Inc ‡	81,408	1,212
Service Properties Trust ‡	153,125	1,352
Simon Property Group Inc ‡	2,930	385

		39,962
Utilities — 2.2%
CenterPoint Energy Inc	237,187	7,267
Edison International	30,933	2,168
FirstEnergy Corp	184,987	8,484
NiSource Inc	291,584	9,272
NRG Energy Inc	85,945	3,297
PPL Corp	210,324	6,007
UGI Corp	139,722	5,061
Vistra Corp	157,982	3,673

		45,229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $1,271,929) ($ Thousands)		$2,044,991

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.300% **†(B)	8,016,529	8,022

Total Affiliated Partnership
(Cost $8,015) ($ Thousands)		8,022

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	15,375,599	15,376

Total Cash Equivalent
(Cost $15,376) ($ Thousands)		15,376

Total Investments in Securities — 100.2%
(Cost $1,295,320) ($ Thousands)		$2,068,389

A list of the open futures contracts held at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	38	Jun-2022	$7,914	$8,608	$694
S&P Mid Cap 400 Index E-MINI	3	Jun-2022	813	807	(6)
			$8,727	$9,415	$688

Percentages are based on Net Assets of $2,064,459 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022 was $7,588 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10. The total market value of such securities as of March 31, 2022 was $8,022 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,044,991	–	–	2,044,991
Affiliated Partnership	–	8,022	–	8,022
Cash Equivalent	15,376	–	–	15,376
Total Investments in Securities	2,060,367	8,022	–	2,068,389

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	694	–	–	694
Unrealized Depreciation	(6)	–	–	(6)
Total Other Financial Instruments	688	–	–	688

*	Futures contracts are valued at the unrealized appreciation /(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$16,145	$58,569	$(66,692)	$—	$—	$8,022	8,016,529	$9	$—
SEI Daily Income Trust, Government Fund, Cl F	19,853	188,608	(193,086)	1	—	15,376	15,375,599	2	—
Totals	$35,998	$247,177	$(259,778)	$1	$—	$23,398		$11	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Value Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 5.3%
AT&T Inc	1,031,235	$24,368
BCE Inc	292,660	16,231
Comcast Corp, Cl A	189,923	8,892
Fox Corp, Cl A	114,572	4,520
Meta Platforms Inc, Cl A *	20,795	4,624
Omnicom Group Inc	9,725	825
Paramount Global, Cl B	47,731	1,805
TEGNA Inc	136,100	3,049
T-Mobile US Inc *	49,749	6,385
Verizon Communications Inc	194,012	9,883

		80,582
Consumer Discretionary — 7.0%
Best Buy Co Inc	62,685	5,698
Booking Holdings Inc *	144	338
Carnival Corp *	89,490	1,810
Dick's Sporting Goods Inc	21,511	2,152
Dillard's Inc, Cl A (A)	12,276	3,295
DR Horton Inc	14,920	1,112
eBay Inc	41,518	2,377
Foot Locker Inc, Cl A	38,308	1,136
Ford Motor Co	192,027	3,247
General Motors Co *	254,453	11,130
Genuine Parts Co	132,329	16,676
Goodyear Tire & Rubber Co/The *	72,101	1,030
Harley-Davidson Inc, Cl A	28,479	1,122
Kohl's Corp	11,762	711
Lear Corp	12,142	1,731
Lennar Corp, Cl A	8,202	666
Lowe's Cos Inc	52,140	10,542
Magna International Inc, Cl A	24,663	1,586
PulteGroup Inc	215,305	9,021
Target Corp, Cl A	106,998	22,707
Thor Industries Inc	49,688	3,911

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	24,849	$4,293

		106,291
Consumer Staples — 8.4%
Altria Group Inc	207,317	10,832
Archer-Daniels-Midland Co	6,119	552
Conagra Brands Inc	146,906	4,932
Diageo PLC ADR	39,610	8,046
General Mills Inc	4,632	314
Ingredion Inc	83,947	7,316
J M Smucker Co/The	17,549	2,376
Kimberly-Clark Corp	79,941	9,846
Kraft Heinz Co/The	56,221	2,214
Kroger Co/The	353,379	20,273
Molson Coors Beverage Co, Cl B	115,655	6,174
Philip Morris International Inc	185,286	17,406
Procter & Gamble Co/The	27,721	4,236
Tyson Foods Inc, Cl A	162,855	14,597
Unilever PLC ADR	172,247	7,849
Walgreens Boots Alliance Inc	220,812	9,886
Walmart Inc	16,311	2,429

		129,278
Energy — 6.6%
BP PLC ADR	127,923	3,761
Canadian Natural Resources Ltd	64,557	4,001
Chevron Corp	181,774	29,598
ConocoPhillips	235,354	23,535
Devon Energy Corp	76,634	4,532
Exxon Mobil Corp	206,807	17,080
HF Sinclair Corp *	55,971	2,231
Marathon Petroleum Corp	77,250	6,605
Phillips 66	31,140	2,690
Shell PLC ADR	21,424	1,177
Valero Energy Corp	42,991	4,365

		99,575
Financials — 19.7%
Aflac Inc	88,114	5,674
Allstate Corp/The	34,766	4,815
American Financial Group Inc/OH	21,126	3,076
Ameriprise Financial Inc	26,001	7,810
Annaly Capital Management Inc ‡	292,976	2,062
Bank of America Corp	623,733	25,710
Bank of New York Mellon Corp/The	191,211	9,490
Berkshire Hathaway Inc, Cl B *	40,463	14,280
Capital One Financial Corp	28,002	3,677
Chubb Ltd	94,141	20,137
Citigroup Inc	538,848	28,775
Citizens Financial Group Inc	104,794	4,750
Discover Financial Services	37,526	4,135
Essent Group Ltd	27,172	1,120
Fifth Third Bancorp	113,014	4,864
First American Financial Corp	19,225	1,246

SEI Institutional Managed Trust /Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goldman Sachs Group Inc/The	7,938	$2,620
Hartford Financial Services Group Inc/The	40,505	2,909
JPMorgan Chase & Co	171,797	23,419
KeyCorp	125,944	2,819
KKR & Co Inc	30,397	1,777
Lincoln National Corp	29,914	1,955
MetLife Inc	85,353	5,998
Morgan Stanley	244,546	21,373
New York Community Bancorp Inc	262,592	2,815
Popular Inc	58,412	4,775
Principal Financial Group Inc, Cl A	5,676	417
Prudential Financial Inc	60,510	7,150
Radian Group Inc	35,327	784
Regions Financial Corp	201,984	4,496
Reinsurance Group of America Inc, Cl A	7,288	798
SLM Corp	294,104	5,400
State Street Corp	47,517	4,140
Synchrony Financial	153,808	5,354
T Rowe Price Group Inc	14,576	2,204
Travelers Cos Inc/The	50,275	9,187
Truist Financial Corp	211,571	11,996
Two Harbors Investment Corp ‡	400,964	2,217
Unum Group	55,915	1,762
Voya Financial Inc	103,747	6,884
Wells Fargo & Co	345,185	16,728
Willis Towers Watson PLC	16,379	3,869
Zions Bancorp NA	79,407	5,206

		300,673
Health Care — 16.8%
AbbVie Inc	27,630	4,479
Amgen Inc, Cl A	23,430	5,666
AstraZeneca PLC ADR	55,676	3,694
Biogen Inc *	10,497	2,211
Bristol-Myers Squibb Co	183,512	13,402
Cardinal Health Inc	117,940	6,687
Cigna Corp	22,581	5,411
CVS Health Corp	192,828	19,516
DaVita Inc *	25,118	2,841
Eli Lilly & Co	44,303	12,687
Gilead Sciences Inc	101,959	6,062
GlaxoSmithKline PLC ADR	91,555	3,988
HCA Healthcare Inc	16,836	4,219
Hologic Inc *	14,121	1,085
Intra-Cellular Therapies Inc, Cl A *	47,260	2,892
Jazz Pharmaceuticals PLC *	42,734	6,653
Johnson & Johnson	171,729	30,436
McKesson Corp	41,748	12,780
Medtronic PLC	177,966	19,745
Merck & Co Inc	324,440	26,620
Novartis AG ADR	151,068	13,256
Organon & Co	16,136	563
Pfizer Inc	746,292	38,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regeneron Pharmaceuticals Inc *	4,915	$3,433
Viatris Inc, Cl W *	291,220	3,168
Zimmer Biomet Holdings Inc	46,730	5,977

		256,107
Industrials — 11.4%
3M Co	61,376	9,138
AerCap Holdings NV *	64,608	3,248
AGCO Corp	31,476	4,596
Alaska Air Group Inc *	72,619	4,213
Allison Transmission Holdings Inc	68,559	2,692
Cummins Inc	46,257	9,488
Delta Air Lines Inc, Cl A *	130,072	5,147
FedEx Corp	36,932	8,546
General Dynamics Corp	66,258	15,980
Huntington Ingalls Industries Inc, Cl A	16,362	3,263
Johnson Controls International PLC	316,498	20,753
L3Harris Technologies Inc	7,044	1,750
Lockheed Martin Corp	13,601	6,003
ManpowerGroup Inc	42,383	3,981
MDU Resources Group Inc	165,732	4,417
Northrop Grumman Corp	9,987	4,466
Owens Corning	23,991	2,195
PACCAR Inc	15,496	1,365
Raytheon Technologies Corp	209,293	20,735
Ryder System Inc	27,424	2,176
Siemens AG ADR (B)	165,998	11,477
Snap-on Inc	18,548	3,811
Textron Inc	60,851	4,526
Timken Co/The	50,058	3,038
United Airlines Holdings Inc *	50,687	2,350
United Parcel Service Inc, Cl B	68,760	14,746

		174,100
Information Technology — 10.8%
Amdocs Ltd	68,616	5,641
Amkor Technology Inc	108,102	2,348
Applied Materials Inc	46,847	6,174
Arrow Electronics Inc, Cl A *	43,920	5,210
Broadcom Inc	21,761	13,703
Cisco Systems Inc/Delaware	349,960	19,514
Cognizant Technology Solutions Corp, Cl A	43,081	3,863
DXC Technology Co *	52,976	1,729
Global Payments Inc	21,490	2,941
Hewlett Packard Enterprise Co	260,289	4,349
HP Inc	338,314	12,281
Intel Corp	576,838	28,588
International Business Machines Corp	35,900	4,668
Jabil Inc	72,955	4,504
Juniper Networks Inc	180,394	6,703
Micron Technology Inc	69,408	5,406
Microsoft Corp	39,275	12,109
Oracle Corp, Cl B	77,414	6,404

SEI Institutional Managed Trust /Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seagate Technology Holdings PLC	48,818	$4,389
Teradyne Inc	64,935	7,677
Vontier Corp	151,323	3,842
Xerox Holdings Corp	94,367	1,903

		163,946
Materials — 5.2%
Alcoa Corp	31,150	2,804
Berry Global Group Inc *	26,280	1,523
Cabot Corp	34,131	2,335
Celanese Corp, Cl A	37,090	5,299
Crown Holdings Inc	50,076	6,264
Dow Inc	216,621	13,803
DuPont de Nemours Inc	48,652	3,580
Eastman Chemical Co	75,341	8,443
Huntsman Corp	176,182	6,609
International Paper Co	111,708	5,155
LyondellBasell Industries NV, Cl A	37,839	3,891
Newmont Corp	68,478	5,441
O-I Glass Inc, Cl I *	82,301	1,085
Reliance Steel & Aluminum Co	30,915	5,668
Steel Dynamics Inc	52,464	4,377
Sylvamo Corp *	10,155	338
Westrock Co	60,481	2,844

		79,459
Real Estate — 3.3%
Boston Properties Inc ‡	78,831	10,153
Gaming and Leisure Properties Inc ‡	57,665	2,706
Healthpeak Properties Inc ‡	418,197	14,357
Iron Mountain Inc ‡	48,524	2,689
Omega Healthcare Investors Inc ‡	84,133	2,622
Sabra Health Care Inc ‡	182,928	2,724
Service Properties Trust ‡	175,225	1,547
Simon Property Group Inc ‡	18,953	2,493
VICI Properties Inc ‡	388,030	11,043

		50,334

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 4.9%
Duke Energy Corp	121,006	$13,512
Edison International	69,402	4,865
Evergy Inc	43,069	2,943
Exelon Corp	38,178	1,818
FirstEnergy Corp	97,676	4,479
NextEra Energy Inc	246,928	20,917
NiSource Inc	254,781	8,102
NRG Energy Inc	70,556	2,707
PPL Corp	244,221	6,975
UGI Corp	140,166	5,077
Vistra Corp	121,405	2,823

		74,218
Total Common Stock
(Cost $1,005,158) ($ Thousands)		1,514,563

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.300% **†(C)	3,570,343	3,571

Total Affiliated Partnership
(Cost $3,571) ($ Thousands)		3,571

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	8,165,707	8,166

Total Cash Equivalent
(Cost $8,166) ($ Thousands)		8,166

Total Investments in Securities — 100.1%
(Cost $1,016,895) ($ Thousands)		$1,526,300

A list of the open futures contracts held at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	10	Jun-2022	$2,277	$2,265	$(12)
S&P Mid Cap 400 Index E-MINI	5	Jun-2022	1,360	1,344	(16)
			$3,637	$3,609	$(28)

SEI Institutional Managed Trust /Semi-Annual Report / March 31, 2022

Percentages are based on Net Assets of $1,524,128 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022 was $3,274 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $11,477 ($ Thousands) and represented 0.8% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $3,571 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,514,563	–	–	1,514,563
Affiliated Partnership	–	3,571	–	3,571
Cash Equivalent	8,166	–	–	8,166
Total Investments in Securities	1,522,729	3,571	–	1,526,300

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(28)	–	–	(28)
Total Other Financial Instruments	(28)	–	–	(28)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$6,431	$63,423	$(66,283)	$—	$—	$3,571	3,570,343	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	20,275	83,974	(96,083)	—	—	8,166	8,165,707	2	—
Totals	$26,706	$147,397	$(162,366)	$—	$—	$11,737		$15	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust /Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 8.1%
Alphabet Inc, Cl A *	15,233	$42,368
Alphabet Inc, Cl C *	18,932	52,877
Interpublic Group of Cos Inc/The	10,780	382
Live Nation Entertainment Inc *	92,316	10,860
Meta Platforms, Cl A *	71,747	15,954
Netflix Inc *	8,949	3,352
News Corp, Cl A	13,708	304
Snap Inc, Cl A *	191,724	6,900

		132,997
Consumer Discretionary — 16.1%
Airbnb, Cl A *	39,990	6,869
Alibaba Group Holding ADR *	94,749	10,309
Amazon.com Inc, Cl A *	23,735	77,375
AutoZone Inc *	11,437	23,384
Booking Holdings Inc *	3,078	7,229
Boyd Gaming Corp	5,872	386
Capri Holdings Ltd *	183,231	9,416
General Motors Co *	168,776	7,382
Home Depot Inc/The	33,965	10,167
Lennar Corp, Cl A	95,925	7,786
Lithia Motors Inc, Cl A	23,529	7,062
LKQ Corp	6,783	308
Lowe's Cos Inc	70,462	14,247
Lululemon Athletica Inc *	791	289
McDonald's Corp	1,208	299
MercadoLibre Inc *	263	313
MGM Resorts International	295,346	12,387
NIKE Inc, Cl B	101,099	13,604
O'Reilly Automotive Inc *	2,291	1,569
Starbucks Corp	3,336	303
Tapestry Inc	9,239	343
Target Corp, Cl A	8,555	1,815
Tesla Inc *	37,817	40,752
TJX Cos Inc/The	179,607	10,881

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vail Resorts Inc	3,917	$1,019
Williams-Sonoma Inc	1,706	247
Yum! Brands Inc	2,484	294

		266,035
Consumer Staples — 4.5%
Albertsons Cos Inc, Cl A	11,879	395
Altria Group Inc	7,475	391
Bunge Ltd	51,088	5,661
Coca-Cola Co/The	5,062	314
Colgate-Palmolive Co	126,428	9,587
Costco Wholesale Corp	27,757	15,984
Estee Lauder Cos Inc/The, Cl A	1,080	294
Herbalife Nutrition Ltd *	9,269	281
Hershey Co/The	34,978	7,577
Kroger Co/The	9,071	520
Monster Beverage Corp *	4,095	327
PepsiCo Inc	144,602	24,204
Philip Morris International Inc	3,609	339
Procter & Gamble Co/The	57,976	8,859

		74,733
Energy — 0.9%
ConocoPhillips	97,010	9,701
EOG Resources Inc	29,556	3,524
Pioneer Natural Resources Co	3,447	862

		14,087
Financials — 6.1%
Apollo Global Management	5,039	312
Blackstone Inc, Cl A (A)	70,354	8,931
CME Group Inc	42,935	10,213
FactSet Research Systems Inc	23,101	10,029
Moody's Corp	53,749	18,135
MSCI Inc, Cl A	28,383	14,273
PacWest Bancorp	157,799	6,806
Raymond James Financial Inc	3,922	431
S&P Global Inc	35,415	14,527
Signature Bank/New York NY, Cl B	30,817	9,044
SVB Financial Group, Cl B *	6,511	3,643
Upstart Holdings Inc *(B)	45,036	4,913

		101,257
Health Care — 9.4%
Abbott Laboratories	62,441	7,391
AbbVie Inc	82,232	13,331
Align Technology Inc *	10,030	4,373
Baxter International Inc	59,947	4,648
Becton Dickinson and Co	26,444	7,034
Catalent Inc *	112,009	12,422
Danaher Corp, Cl A	84,302	24,728
Dexcom Inc *	6,636	3,395
Johnson & Johnson	82,583	14,636
Mettler-Toledo International Inc *	5,526	7,588

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	20,599	$1,066
Stryker Corp	7,155	1,913
UnitedHealth Group Inc	103,695	52,881
Veeva Systems Inc, Cl A *	1,386	295

		155,701
Industrials — 7.3%
AMETEK Inc	65,938	8,782
Builders FirstSource Inc *	4,249	274
Carrier Global Corp	231,650	10,626
Eaton Corp PLC	115,704	17,559
Expeditors International of Washington Inc	2,941	304
Generac Holdings Inc *	9,373	2,786
Graco Inc	154,734	10,788
Middleby Corp/The *	52,511	8,609
Otis Worldwide Corp	108,620	8,358
Tetra Tech Inc	44,285	7,304
Textron Inc	88,153	6,557
TransDigm Group Inc *	18,558	12,091
Uber Technologies Inc *	225,733	8,054
Union Pacific Corp	49,523	13,530
United Parcel Service Inc, Cl B	1,463	314
XPO Logistics Inc *	54,289	3,952

		119,888
Information Technology — 40.9%
Accenture PLC, Cl A	955	322
Adobe Inc *	52,893	24,099
Advanced Micro Devices Inc *	185,471	20,279
Analog Devices Inc	75,509	12,473
Apple Inc	746,056	130,269
Applied Materials Inc	147,886	19,491
Arista Networks Inc *	20,133	2,798
Autodesk Inc, Cl A *	1,172	251
Bill.com Holdings Inc *	25,259	5,729
Block, Cl A *	26,927	3,651
Broadcom Inc	25,830	16,265
Cadence Design Systems Inc *	23,173	3,811
Cisco Systems Inc/Delaware	5,747	320
Concentrix Corp	1,580	263
Crowdstrike Holdings Inc, Cl A *	36,215	8,224
Datadog Inc, Cl A *	2,041	309
Dlocal Ltd/Uruguay, Cl A *	123,216	3,852
Dolby Laboratories Inc, Cl A	3,861	302
Dropbox Inc, Cl A *	11,560	269
EPAM Systems Inc *	1,465	435
F5 Inc, Cl A *	1,586	331
Fair Isaac Corp *	633	295
Fortinet Inc *	16,370	5,594
HP Inc	117,238	4,256
Intuit Inc	77,941	37,477
Jabil Inc	5,634	348
Keysight Technologies Inc *	1,770	280

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Manhattan Associates Inc *	2,228	$309
Marqeta Inc, Cl A *	371,766	4,104
Mastercard Inc, Cl A	73,838	26,388
Micron Technology Inc	106,204	8,272
Microsoft Corp	563,760	173,813
Monolithic Power Systems Inc	656	319
NetApp Inc	20,218	1,678
NVIDIA Corp	212,225	57,908
ON Semiconductor Corp *	30,798	1,928
Oracle Corp, Cl B	187,663	15,525
Palo Alto Networks Inc *	2,477	1,542
Paychex Inc	27,125	3,702
PayPal Holdings Inc *	61,719	7,138
QUALCOMM Inc	58,041	8,870
salesforce.com *	45,023	9,559
ServiceNow Inc *	13,964	7,776
Snowflake, Cl A *	13,362	3,062
SolarEdge Technologies Inc *	13,934	4,492
Twilio Inc, Cl A *	25,048	4,128
Ubiquiti Inc	1,325	386
Unity Software Inc *	60,005	5,953
VeriSign Inc *	3,525	784
Visa Inc, Cl A	118,050	26,180

		675,809
Materials — 3.0%
Freeport-McMoRan Inc, Cl B	163,528	8,134
Linde PLC	25,606	8,179
Louisiana-Pacific Corp	82,297	5,112
Mosaic Co/The	131,878	8,770
Sherwin-Williams Co/The, Cl A	51,570	12,873
Steel Dynamics Inc	80,473	6,714

		49,782
Real Estate — 0.7%
CBRE Group Inc, Cl A *	26,536	2,429
Crown Castle International Corp ‡	42,247	7,799
Duke Realty Corp ‡	11,139	647
Invitation Homes Inc ‡	8,797	353
Jones Lang LaSalle Inc *‡	1,312	314
Rayonier Inc ‡	9,022	371

		11,913
Utilities — 0.0%
NextEra Energy Inc	4,139	351

Total Common Stock
(Cost $791,260) ($ Thousands)		1,602,553

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.300% **†(C)	4,903,850	$4,905

Total Affiliated Partnership
(Cost $4,904) ($ Thousands)		4,905

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	49,502,068	$49,502

Total Cash Equivalent
(Cost $49,502) ($ Thousands)		49,502

Total Investments in Securities — 100.3%
(Cost $845,666) ($ Thousands)		$1,656,960

A list of the open futures contracts held at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	200	Jun-2022	$44,724	$45,308	$584

Percentages are based on Net Assets of $1,651,919 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $8,931 ($ Thousands), or 0.5% of the Net Assets of the Fund (See Note 2).
(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022 was $4,364 ($ Thousands).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $4,905 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instrument carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,602,553	–	–	1,602,553
Affiliated Partnership	–	4,905	–	4,905
Cash Equivalent	49,502	–	–	49,502
Total Investments in Securities	1,652,055	4,905	–	1,656,960

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	584	–	–	584
Total Other Financial Instruments	584	–	–	584

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$122	$10,699	$(5,916)	$—	$—	$4,905	4,903,850	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	15,702	183,793	(149,993)	—	—	49,502	49,502,068	1	—
Totals	$15,824	$194,492	$(155,909)	$—	$—	$54,407		$3	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contract, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 8.8%
Activision Blizzard Inc	19,981	$1,601
Alphabet Inc, Cl A *	7,797	21,686
Alphabet Inc, Cl C *	7,163	20,006
Altice USA Inc, Cl A *	5,800	72
AT&T Inc	184,991	4,371
Cable One Inc	138	202
Charter Communications Inc, Cl A *	3,136	1,711
Comcast Corp, Cl A	116,529	5,456
Discovery Inc, Cl A *	4,400	110
Discovery Inc, Cl C *	8,312	208
DISH Network Corp, Cl A *	6,511	206
Electronic Arts Inc	7,206	912
Fox Corp, Cl A	8,131	321
Fox Corp, Cl B	3,800	138
IAC/InterActiveCorp *	1,998	200
Interpublic Group of Cos Inc/The	10,100	358
Liberty Broadband Corp, Cl A *	600	79
Liberty Broadband Corp, Cl C *	3,658	495
Liberty Media Corp-Liberty Formula One, Cl A *	700	44
Liberty Media Corp-Liberty Formula One, Cl C *	5,100	356
Liberty Media Corp-Liberty SiriusXM *	6,698	306
Live Nation Entertainment Inc *	3,590	422
Loyalty Ventures Inc *	510	8
Lumen Technologies	26,295	296
Madison Square Garden Sports Corp *	453	81
Match Group Inc *	7,299	794
Meta Platforms Inc, Cl A *	59,878	13,314
Netflix Inc *	11,177	4,187
New York Times Co/The, Cl A	4,312	198
News Corp, Cl A	10,300	228
News Corp, Cl B	3,200	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nexstar Media Group Inc, Cl A	1,000	$189
Omnicom Group Inc	5,426	461
Paramount Global, Cl A	219	9
Paramount Global, Cl B	15,153	573
Pinterest Inc, Cl A *	14,576	359
Playtika Holding Corp *	2,800	54
Roku Inc, Cl A *	3,045	381
Sirius XM Holdings Inc (A)	22,118	146
Skillz Inc, Cl A *(A)	7,400	22
Spotify Technology SA *	3,560	538
Take-Two Interactive Software Inc, Cl A *	2,987	459
T-Mobile US Inc *	15,217	1,953
TripAdvisor Inc *	2,600	71
Twitter Inc *	20,180	781
Verizon Communications Inc	109,073	5,556
Vimeo Inc *	3,917	47
Walt Disney Co/The *	47,040	6,452
World Wrestling Entertainment Inc, Cl A	1,200	75
Zynga Inc, Cl A *	26,331	243

		96,807
Consumer Discretionary — 11.8%
ADT Inc	4,000	30
Advance Auto Parts Inc	1,617	335
Amazon.com Inc, Cl A *	11,262	36,714
Aptiv PLC *	6,953	832
Aramark	5,891	222
AutoNation Inc *	1,094	109
AutoZone Inc *	533	1,090
Bath & Body Works Inc	6,200	296
Best Buy Co Inc	6,180	562
Booking Holdings Inc *	1,062	2,494
BorgWarner	6,200	241
Boyd Gaming Corp	2,200	145
Bright Horizons Family Solutions Inc *	1,500	199
Brunswick Corp/DE	2,000	162
Burlington Stores Inc *	1,753	319
Caesars Entertainment Inc *	5,300	410
Capri Holdings Ltd *	3,700	190
CarMax Inc *	4,200	405
Carnival Corp *	22,127	447
Carter's Inc	1,100	101
Carvana Co, Cl A *	2,068	247
Chegg Inc *	3,387	123
Chipotle Mexican Grill Inc, Cl A *	726	1,149
Choice Hotels International Inc	928	132
Churchill Downs Inc	961	213
Columbia Sportswear Co	1,000	91
Darden Restaurants Inc	3,299	439
Deckers Outdoor Corp *	750	205
Dick's Sporting Goods Inc	1,592	159
Dollar General Corp	6,045	1,346
Dollar Tree Inc *	5,718	916

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domino's Pizza Inc	960	$391
DoorDash, Cl A *	3,764	441
DR Horton Inc	8,538	636
DraftKings Inc, Cl A *	8,200	160
eBay Inc	16,306	934
Etsy Inc *	3,304	411
Expedia Group Inc *	3,724	729
Five Below Inc *	1,383	219
Floor & Decor Holdings Inc, Cl A *	2,700	219
Foot Locker Inc, Cl A	2,400	71
Ford Motor Co	101,185	1,711
Frontdoor Inc *	2,210	66
GameStop Corp, Cl A *(A)	1,700	283
Gap Inc/The	5,300	75
Garmin Ltd	3,957	469
General Motors Co *	35,549	1,555
Gentex Corp	6,235	182
Genuine Parts Co	3,576	451
Grand Canyon Education Inc *	1,000	97
H&R Block Inc	4,200	109
Hanesbrands Inc	9,000	134
Harley-Davidson Inc, Cl A	4,100	162
Hasbro Inc	3,302	271
Hilton Worldwide Holdings Inc	7,084	1,075
Home Depot Inc/The	27,080	8,106
Hyatt Hotels Corp, Cl A *	1,294	124
Kohl's Corp	3,625	219
Las Vegas Sands Corp *	8,546	332
Lear Corp	1,594	227
Leggett & Platt Inc	3,600	125
Lennar Corp, Cl A	6,689	543
Lennar Corp, Cl B	450	31
Leslie's Inc *	4,400	85
Lithia Motors Inc, Cl A	800	240
LKQ Corp	6,988	317
Lowe's Cos Inc	17,526	3,544
Lululemon Athletica Inc *	2,984	1,090
Marriott International Inc/MD, Cl A	7,055	1,240
Marriott Vacations Worldwide Corp	1,100	173
Mattel Inc *	8,900	198
McDonald's Corp	19,398	4,797
MGM Resorts International	9,853	413
Mister Car Wash Inc *	2,100	31
Mohawk Industries Inc *	1,402	174
Newell Brands Inc, Cl B	9,770	209
NIKE Inc, Cl B	32,144	4,325
Nordstrom Inc	3,000	81
Norwegian Cruise Line Holdings Ltd *	9,763	214
NVR Inc *	84	375
Ollie's Bargain Outlet Holdings Inc *	1,661	71
O'Reilly Automotive Inc *	1,774	1,215
Peloton Interactive Inc, Cl A *	7,927	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penn National Gaming Inc *	4,200	$178
Penske Automotive Group Inc, Cl A	800	75
Petco Health & Wellness Co Inc, Cl A *	1,300	25
Planet Fitness Inc, Cl A *	2,200	186
Polaris Inc	1,531	161
Pool Corp	1,021	432
PulteGroup Inc	6,500	272
PVH Corp	1,849	142
QuantumScape, Cl A *(A)	6,600	132
Qurate Retail Inc	9,765	46
Ralph Lauren Corp, Cl A	1,184	134
RH *	453	148
Rivian Automotive, Cl A *(A)	3,800	191
Ross Stores Inc	9,044	818
Royal Caribbean Cruises Ltd *	5,723	479
Service Corp International/US	4,100	270
Six Flags Entertainment Corp *	2,100	91
Skechers USA Inc, Cl A *	3,453	141
Starbucks Corp	29,801	2,711
Tapestry Inc	6,908	257
Target Corp, Cl A	12,369	2,625
Tempur Sealy International Inc	4,700	131
Terminix Global Holdings Inc *	3,200	146
Tesla Inc *	21,595	23,271
Thor Industries Inc	1,400	110
TJX Cos Inc/The	30,859	1,869
Toll Brothers Inc	2,900	136
TopBuild Corp *	800	145
Tractor Supply Co	2,901	677
Travel + Leisure Co	2,263	131
Ulta Beauty Inc *	1,331	530
Under Armour Inc, Cl A *	4,815	82
Under Armour Inc, Cl C *	5,600	87
Vail Resorts Inc	1,070	278
VF Corp	8,464	481
Victoria's Secret & Co *	1,866	96
Vroom Inc *	3,100	8
Wayfair Inc, Cl A *	2,023	224
Wendy's Co/The	4,600	101
Whirlpool Corp	1,438	248
Williams-Sonoma Inc	1,900	276
Wyndham Hotels & Resorts Inc	2,363	200
Wynn Resorts Ltd *	2,715	217
YETI Holdings Inc *	2,300	138
Yum China Holdings Inc	11,185	465
Yum! Brands Inc	7,509	890

		130,333
Consumer Staples — 5.7%
Albertsons Cos Inc, Cl A	4,100	136
Altria Group Inc	47,250	2,469
Archer-Daniels-Midland Co	14,388	1,299
Beyond Meat Inc *(A)	1,500	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Beer Co Inc/The, Cl A *	279	$108
Brown-Forman Corp, Cl A	1,140	72
Brown-Forman Corp, Cl B	4,722	317
Bunge Ltd	3,600	399
Campbell Soup Co	5,000	223
Casey's General Stores Inc	896	178
Church & Dwight Co Inc	6,210	617
Clorox Co/The	3,171	441
Coca-Cola Co/The	100,824	6,251
Colgate-Palmolive Co	21,579	1,636
Conagra Brands Inc	12,049	405
Constellation Brands Inc, Cl A	4,086	941
Costco Wholesale Corp	11,492	6,618
Coty Inc, Cl A *	9,339	84
Darling Ingredients Inc *	4,123	331
Estee Lauder Cos Inc/The, Cl A	5,924	1,613
Flowers Foods Inc	4,900	126
Freshpet Inc *	1,100	113
General Mills Inc	15,561	1,054
Grocery Outlet Holding Corp *	2,300	75
Hain Celestial Group Inc/The *	2,200	76
Herbalife Nutrition Ltd *	2,774	84
Hershey Co/The	3,810	825
Hormel Foods Corp	7,337	378
Ingredion Inc	1,710	149
J M Smucker Co/The	2,754	373
Kellogg Co	6,585	425
Keurig Dr Pepper Inc	18,185	689
Kimberly-Clark Corp	8,690	1,070
Kraft Heinz Co/The	17,949	707
Kroger Co/The	18,888	1,084
Lamb Weston Holdings Inc	3,700	222
McCormick & Co Inc/MD	6,482	647
Molson Coors Beverage Co, Cl B	4,595	245
Mondelez International Inc, Cl A	35,646	2,238
Monster Beverage Corp *	9,539	762
Olaplex Holdings *	2,100	33
PepsiCo Inc	35,878	6,005
Philip Morris International Inc	40,363	3,792
Pilgrim's Pride Corp *	1,300	32
Post Holdings Inc *	1,407	97
Procter & Gamble Co/The	62,420	9,538
Reynolds Consumer Products Inc	1,500	44
Seaboard Corp	6	25
Spectrum Brands Holdings Inc	1,057	94
Sysco Corp, Cl A	13,163	1,075
Tyson Foods Inc, Cl A	7,408	664
US Foods Holding Corp *	5,697	214
Walgreens Boots Alliance Inc	18,541	830
Walmart Inc	36,661	5,460

		63,455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 3.7%
Antero Midstream Corp	8,900	$97
APA	9,300	384
Baker Hughes Co, Cl A	19,202	699
Cheniere Energy Inc	6,073	842
Chevron Corp	50,148	8,166
ConocoPhillips	34,151	3,415
Continental Resources Inc/OK, Cl A	1,600	98
Coterra Energy Inc	20,714	559
Devon Energy Corp	17,461	1,032
Diamondback Energy Inc, Cl A	4,629	635
DT Midstream Inc	2,506	136
EOG Resources Inc	15,082	1,798
EQT Corp	7,767	267
Exxon Mobil Corp	109,863	9,074
Halliburton Co	22,845	865
Hess Corp	7,149	765
HF Sinclair Corp	4,000	159
Kinder Morgan Inc	50,234	950
Marathon Oil Corp	19,992	502
Marathon Petroleum Corp	15,912	1,361
New Fortress Energy Inc, Cl A	700	30
NOV Inc	10,000	196
Occidental Petroleum Corp	21,823	1,238
ONEOK Inc	11,561	817
Phillips 66	12,062	1,042
Pioneer Natural Resources Co	5,613	1,403
Schlumberger NV, Cl A	36,175	1,494
Targa Resources Corp	5,800	438
Texas Pacific Land Corp	149	202
Valero Energy Corp	10,574	1,074
Williams Cos Inc/The	31,373	1,048

		40,786
Financials — 11.4%
Affiliated Managers Group Inc	1,071	151
Aflac Inc	16,646	1,072
AGNC Investment Corp ‡	13,728	180
Alleghany Corp *	354	300
Allstate Corp/The	7,280	1,008
Ally Financial Inc	8,658	376
American Express Co	16,014	2,995
American Financial Group Inc/OH	1,743	254
American International Group Inc	21,503	1,350
Ameriprise Financial Inc	2,875	864
Annaly Capital Management Inc ‡	36,274	255
Aon PLC, Cl A	5,647	1,839
Apollo Global Management	9,547	592
Arch Capital Group Ltd *	9,589	464
Ares Management Corp, Cl A	3,600	292
Arthur J Gallagher & Co	5,305	926
Assurant Inc	1,500	273
Assured Guaranty Ltd	1,814	115

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axis Capital Holdings Ltd	2,023	$122
Bank of America Corp	184,493	7,605
Bank of Hawaii Corp	1,048	88
Bank of New York Mellon Corp/The	18,985	942
Bank OZK	3,200	137
Berkshire Hathaway Inc, Cl B *	47,629	16,809
BlackRock Inc	3,723	2,845
Blackstone Inc, Cl A (B)	18,099	2,297
BOK Financial Corp	800	75
Brighthouse Financial Inc *	2,100	108
Brown & Brown Inc	6,100	441
Capital One Financial Corp	10,663	1,400
Carlyle Group Inc/The	4,200	205
Cboe Global Markets Inc	2,800	320
Charles Schwab Corp/The	38,916	3,281
Chubb Ltd	11,110	2,376
Cincinnati Financial Corp	3,900	530
Citigroup Inc	51,380	2,744
Citizens Financial Group Inc	11,059	501
CME Group Inc	9,306	2,214
CNA Financial Corp	652	32
Comerica Inc	3,353	303
Commerce Bancshares Inc/MO	2,780	199
Credit Acceptance Corp, Cl A *	217	119
Cullen/Frost Bankers Inc	1,514	210
Discover Financial Services	7,471	823
East West Bancorp Inc	3,600	284
Equitable Holdings Inc	9,100	281
Erie Indemnity Co, Cl A	656	116
Evercore Inc, Cl A	983	109
Everest Re Group Ltd	1,051	317
FactSet Research Systems Inc	942	409
Fidelity National Financial Inc	7,010	342
Fifth Third Bancorp	17,600	758
First American Financial Corp	2,800	181
First Citizens BancShares Inc/NC, Cl A	319	212
First Hawaiian Inc	3,500	98
First Horizon Corp	13,900	327
First Republic Bank/CA	4,631	751
FNB Corp/PA	9,200	115
Franklin Resources Inc	7,400	207
Globe Life Inc	2,601	262
GoHealth Inc, Cl A *	900	1
Goldman Sachs Group Inc/The	8,497	2,805
Hanover Insurance Group Inc/The, Cl A	889	133
Hartford Financial Services Group Inc/The	8,659	622
Huntington Bancshares Inc/OH	37,438	547
Interactive Brokers Group Inc, Cl A	2,121	140
Intercontinental Exchange Inc	14,412	1,904
Invesco Ltd	8,562	197
Janus Henderson Group PLC	4,500	158
Jefferies Financial Group Inc	5,600	184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	76,182	$10,385
Kemper Corp, Cl A	1,555	88
KeyCorp	24,188	541
KKR & Co Inc	14,500	848
Lazard Ltd, Cl A (B)	2,700	93
Lemonade Inc *(A)	1,059	28
Lincoln National Corp	4,677	306
Loews Corp	5,489	356
LPL Financial Holdings Inc	2,092	382
M&T Bank Corp	3,353	568
Markel Corp *	350	516
MarketAxess Holdings Inc	948	323
Marsh & McLennan Cos Inc	13,195	2,249
Mercury General Corp	700	39
MetLife Inc	18,015	1,266
MGIC Investment Corp	8,200	111
Moody's Corp	4,179	1,410
Morgan Stanley	34,262	2,994
Morningstar Inc, Cl A	600	164
MSCI Inc, Cl A	2,087	1,050
Nasdaq Inc, Cl A	3,000	535
New Residential Investment Corp ‡	11,140	122
New York Community Bancorp Inc	12,000	129
Northern Trust Corp	5,350	623
Old Republic International Corp	7,200	186
OneMain Holdings Inc, Cl A	2,781	132
PacWest Bancorp	3,000	129
People's United Financial Inc	11,224	224
Pinnacle Financial Partners Inc	1,900	175
PNC Financial Services Group Inc/The	10,956	2,021
Popular Inc	2,100	172
Primerica Inc	981	134
Principal Financial Group Inc, Cl A	6,634	487
Progressive Corp/The	15,107	1,722
Prosperity Bancshares Inc	2,300	160
Prudential Financial Inc	9,762	1,154
Raymond James Financial Inc	4,805	528
Regions Financial Corp	25,012	557
Reinsurance Group of America Inc, Cl A	1,724	189
RenaissanceRe Holdings Ltd	1,075	171
Rocket Cos Inc, Cl A (A)	3,700	41
S&P Global Inc	9,011	3,696
SEI Investments Co †	2,800	169
Signature Bank/New York NY, Cl B	1,578	463
SLM Corp	7,140	131
Starwood Property Trust Inc ‡	7,600	184
State Street Corp	9,509	828
Stifel Financial Corp	2,700	183
SVB Financial Group, Cl B *	1,464	819
Synchrony Financial	13,568	472
Synovus Financial Corp	3,700	181
T Rowe Price Group Inc	5,871	888

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFS Financial Corp	1,417	$24
Tradeweb Markets Inc, Cl A	2,700	237
Travelers Cos Inc/The	6,270	1,146
Truist Financial Corp	34,327	1,946
Umpqua Holdings Corp	5,519	104
Unum Group	5,175	163
Upstart Holdings Inc *	1,200	131
US Bancorp	34,680	1,843
UWM Holdings Corp	2,800	13
Virtu Financial Inc, Cl A	2,200	82
Voya Financial Inc	2,900	192
W R Berkley Corp	5,350	356
Webster Financial Corp	4,568	256
Wells Fargo & Co	100,704	4,880
Western Alliance Bancorp	2,700	224
White Mountains Insurance Group Ltd	79	90
Willis Towers Watson PLC	3,250	768
Wintrust Financial Corp	1,500	139
Zions Bancorp NA	3,800	249

		125,657
Health Care — 13.3%
10X Genomics Inc, Cl A *	2,198	167
Abbott Laboratories	45,008	5,327
AbbVie Inc	45,823	7,428
ABIOMED Inc *	1,198	397
Acadia Healthcare Co Inc, Cl A *	2,300	151
Adaptive Biotechnologies Corp *	2,900	40
Agilent Technologies Inc	7,754	1,026
agilon health Inc *	4,370	111
Align Technology Inc *	2,051	894
Alnylam Pharmaceuticals Inc *	3,127	511
Amedisys Inc *	800	138
AmerisourceBergen Corp, Cl A	3,795	587
Amgen Inc, Cl A	14,479	3,501
Anthem Inc	6,363	3,126
Avantor Inc *	15,720	532
Azenta	1,900	157
Baxter International Inc	12,965	1,005
Becton Dickinson and Co	7,453	1,982
Biogen Inc *	3,759	792
BioMarin Pharmaceutical Inc *	4,667	360
Bio-Rad Laboratories Inc, Cl A *	556	313
Bio-Techne Corp	1,068	462
Boston Scientific Corp *	36,638	1,623
Bristol-Myers Squibb Co	56,454	4,123
Bruker Corp	2,700	174
Cardinal Health Inc	7,200	408
Catalent Inc *	4,423	491
Centene Corp *	14,981	1,261
Cerner Corp	7,900	739
Certara Inc *	2,800	60
Change Healthcare Inc *	6,535	142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles River Laboratories International Inc *	1,253	$356
Chemed Corp	415	210
Cigna Corp	8,421	2,018
Cooper Cos Inc/The, Cl A	1,304	545
CureVac NV *	1,400	27
CVS Health Corp	34,108	3,452
Danaher Corp, Cl A	16,468	4,831
DaVita Inc *	1,600	181
Definitive Healthcare Corp, Cl A *	300	7
Dentsply Sirona Inc	5,600	276
Dexcom Inc *	2,518	1,288
Edwards Lifesciences Corp, Cl A *	15,947	1,877
Elanco Animal Health Inc *	11,477	299
Eli Lilly & Co	22,000	6,300
Encompass Health Corp	2,600	185
Enovis Corp *	3,500	139
Envista Holdings Corp *	4,100	200
Exact Sciences Corp *	4,400	308
Exelixis Inc *	7,900	179
Figs Inc, Cl A *	1,900	41
Gilead Sciences Inc	32,444	1,929
Globus Medical Inc, Cl A *	2,100	155
Guardant Health Inc *	2,409	160
HCA Healthcare Inc	6,349	1,591
Henry Schein Inc *	3,647	318
Hologic Inc *	6,400	492
Horizon Therapeutics PLC *	5,700	600
Humana Inc	3,375	1,469
ICU Medical Inc *	519	116
IDEXX Laboratories Inc *	2,205	1,206
Illumina Inc *	3,828	1,338
Incyte Corp *	4,743	377
Insulet Corp *	1,719	458
Integra LifeSciences Holdings Corp *	1,900	122
Intuitive Surgical Inc *	9,207	2,778
Ionis Pharmaceuticals Inc *	3,700	137
Iovance Biotherapeutics Inc *	4,000	67
IQVIA Holdings Inc *	4,905	1,134
Jazz Pharmaceuticals PLC *	1,580	246
Johnson & Johnson	68,380	12,119
Laboratory Corp of America Holdings	2,437	643
Maravai LifeSciences Holdings Inc, Cl A *	3,000	106
Masimo Corp *	1,300	189
McKesson Corp	3,942	1,207
Medtronic PLC	34,803	3,861
Merck & Co Inc	65,602	5,383
Mettler-Toledo International Inc *	593	814
Mirati Therapeutics Inc *	1,100	90
Moderna Inc *	8,781	1,513
Molina Healthcare Inc *	1,495	499
Natera Inc *	2,200	89

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nektar Therapeutics, Cl A *	4,500	$24
Neurocrine Biosciences Inc *	2,484	233
Novavax Inc *	2,000	147
Novocure Ltd *	2,575	213
Oak Street Health Inc *	2,500	67
Organon & Co	6,470	226
Penumbra Inc *	900	200
PerkinElmer Inc	3,241	565
Perrigo Co PLC	3,493	134
Pfizer Inc	144,821	7,497
Premier Inc, Cl A	3,000	107
QIAGEN NV *	6,000	294
Quest Diagnostics Inc	3,100	424
Quidel Corp *	1,000	112
Regeneron Pharmaceuticals Inc *	2,646	1,848
Repligen Corp *	1,450	273
ResMed Inc	3,753	910
Royalty Pharma PLC, Cl A	8,400	327
Sage Therapeutics Inc *	1,300	43
Sarepta Therapeutics Inc *	2,200	172
Seagen Inc *	3,507	505
Signify Health Inc, Cl A *	1,800	33
Sotera Health Co *	2,700	58
STERIS PLC	2,240	542
Stryker Corp	9,066	2,424
Syneos Health Inc, Cl A *	2,559	207
Tandem Diabetes Care Inc *	1,562	182
Teladoc Health Inc *	3,910	282
Teleflex Inc	1,239	440
Thermo Fisher Scientific Inc	10,225	6,039
Ultragenyx Pharmaceutical Inc *	1,700	123
United Therapeutics Corp *	1,172	210
UnitedHealth Group Inc	24,426	12,457
Universal Health Services Inc, Cl B	1,875	272
Veeva Systems Inc, Cl A *	3,568	758
Vertex Pharmaceuticals Inc *	6,611	1,725
Viatris Inc, Cl W *	31,030	338
Waters Corp *	1,599	496
West Pharmaceutical Services Inc	1,891	777
Zimmer Biomet Holdings Inc	5,422	693
Zimvie *	562	13
Zoetis Inc, Cl A	12,325	2,324

		146,667
Industrials — 8.4%
3M Co	14,795	2,203
A O Smith Corp	3,300	211
Acuity Brands Inc	919	174
Advanced Drainage Systems Inc	1,600	190
AECOM	3,400	261
AGCO Corp	1,600	234
Air Lease Corp, Cl A	2,800	125
Alaska Air Group Inc *	3,200	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegion PLC	2,350	$258
Allison Transmission Holdings Inc	2,800	110
AMERCO	237	141
American Airlines Group Inc *	16,472	301
AMETEK Inc	5,983	797
Armstrong World Industries Inc	1,300	117
Axon Enterprise Inc *	1,643	226
AZEK Co Inc/The, Cl A *	3,000	75
Boeing Co/The *	13,838	2,650
Booz Allen Hamilton Holding Corp, Cl A	3,340	293
Builders FirstSource Inc *	4,900	316
BWX Technologies Inc, Cl W	2,300	124
Carlisle Cos Inc	1,324	326
Carrier Global Corp	22,152	1,016
Caterpillar Inc, Cl A	13,991	3,117
CH Robinson Worldwide Inc	3,355	361
ChargePoint Holdings Inc *	5,900	117
Cintas Corp	2,265	964
Clarivate PLC *	11,900	199
Clean Harbors Inc *	1,300	145
Copa Holdings SA, Cl A *	833	70
Copart Inc *	5,414	679
Core & Main Inc, Cl A *	1,600	39
CoStar Group Inc *	10,200	679
Crane Co, Cl A	1,300	141
CSX Corp	57,176	2,141
Cummins Inc	3,719	763
Curtiss-Wright Corp	1,000	150
Deere & Co	7,195	2,989
Delta Air Lines Inc, Cl A *	16,621	658
Donaldson Co Inc, Cl A	3,300	171
Dover Corp	3,751	589
Driven Brands Holdings Inc *	1,300	34
Dun & Bradstreet Holdings Inc *	4,300	75
Eaton Corp PLC	10,311	1,565
Emerson Electric Co	15,446	1,514
Equifax Inc	3,148	746
Expeditors International of Washington Inc	4,400	454
Fastenal Co, Cl A	14,787	878
FedEx Corp	6,360	1,472
Flowserve Corp	3,400	122
Fluence Energy Inc, Cl A *	900	12
Fortive Corp	8,459	515
Fortune Brands Home & Security Inc	3,461	257
FTI Consulting Inc *	852	134
Gates Industrial Corp PLC *	2,600	39
Generac Holdings Inc *	1,600	476
General Dynamics Corp	6,455	1,557
General Electric Co	28,266	2,586
Graco Inc	4,300	300
GXO Logistics Inc *	2,433	174
Hayward Holdings Inc *	1,400	23

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HEICO Corp	1,150	$177
HEICO Corp, Cl A	2,000	254
Hexcel Corp, Cl A	2,200	131
Honeywell International Inc	17,796	3,463
Howmet Aerospace Inc	10,000	359
Hubbell Inc, Cl B	1,405	258
Huntington Ingalls Industries Inc, Cl A	1,027	205
IAA Inc *	3,600	138
IDEX Corp	2,003	384
Illinois Tool Works Inc	8,189	1,715
Ingersoll Rand Inc	10,249	516
ITT Inc	2,248	169
Jacobs Engineering Group Inc	3,295	454
JB Hunt Transport Services Inc	2,169	436
JetBlue Airways Corp *	8,197	123
Johnson Controls International PLC	18,126	1,189
Kirby Corp *	1,600	116
Knight-Swift Transportation Holdings Inc, Cl A	4,227	213
L3Harris Technologies Inc	5,102	1,268
Landstar System Inc	946	143
Legalzoom.com Inc *	2,700	38
Leidos Holdings Inc	3,700	400
Lennox International Inc	878	226
Lincoln Electric Holdings Inc	1,442	199
Lockheed Martin Corp	6,258	2,762
Lyft Inc, Cl A *	7,700	296
ManpowerGroup Inc	1,388	130
Masco Corp	6,200	316
MasTec Inc *	1,500	131
MDU Resources Group Inc	5,300	141
Mercury Systems Inc *	1,500	97
Middleby Corp/The *	1,439	236
MSA Safety Inc	958	127
MSC Industrial Direct Co Inc, Cl A	1,179	100
Nielsen Holdings PLC	9,100	248
Nordson Corp	1,543	350
Norfolk Southern Corp	6,215	1,773
Northrop Grumman Corp	3,777	1,689
nVent Electric PLC	4,400	153
Old Dominion Freight Line Inc, Cl A	2,670	797
Oshkosh Corp	1,700	171
Otis Worldwide Corp	11,026	848
Owens Corning	2,660	243
PACCAR Inc	8,855	780
Parker-Hannifin Corp, Cl A	3,356	952
Pentair PLC	4,200	228
Plug Power Inc *	13,200	378
Quanta Services Inc	3,700	487
Raytheon Technologies Corp	38,740	3,838
Regal Rexnord Corp	1,700	253
Republic Services Inc	5,446	722

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half International Inc	2,800	$320
Rockwell Automation Inc	3,049	854
Rollins Inc	6,000	210
Roper Technologies Inc	2,740	1,294
Ryder System Inc	1,400	111
Schneider National Inc, Cl B	1,500	38
Science Applications International Corp	1,500	138
Sensata Technologies Holding PLC	4,100	209
Shoals Technologies Group Inc, Cl A *	2,694	46
SiteOne Landscape Supply Inc *	1,152	186
Snap-on Inc	1,319	271
Southwest Airlines Co, Cl A *	15,244	698
Spirit AeroSystems Holdings Inc, Cl A	2,700	132
Stanley Black & Decker Inc	4,157	581
Stericycle Inc, Cl A *	2,400	141
Sunrun Inc *	5,209	158
Textron Inc	5,738	427
Timken Co/The	1,700	103
Toro Co/The	2,700	231
Trane Technologies PLC	5,982	913
TransDigm Group Inc *	1,375	896
TransUnion	4,900	506
Trex Co Inc *	3,000	196
TuSimple Holdings Inc, Cl A *	3,500	43
Uber Technologies Inc *	41,729	1,489
Union Pacific Corp	16,736	4,572
United Airlines Holdings Inc *	8,273	384
United Parcel Service Inc, Cl B	18,796	4,031
United Rentals Inc *	1,845	655
Univar Solutions Inc *	4,300	138
Valmont Industries Inc	559	133
Verisk Analytics Inc, Cl A	4,149	891
Vertiv Holdings Co, Cl A	8,500	119
Virgin Galactic Holdings Inc *	4,828	48
Waste Management Inc	10,950	1,736
Watsco Inc	876	267
Westinghouse Air Brake Technologies Corp	4,566	439
Woodward Inc	1,542	193
WW Grainger Inc	1,211	625
XPO Logistics Inc *	2,533	184
Xylem Inc/NY	4,638	395

		93,060
Information Technology — 27.8%
Accenture PLC, Cl A	16,547	5,580
Adobe Inc *	12,204	5,560
Advanced Micro Devices Inc *	42,332	4,629
Akamai Technologies Inc *	4,200	501
Allegro MicroSystems Inc *	1,000	28
Alteryx Inc, Cl A *	1,536	110
Amdocs Ltd	3,200	263
Amphenol Corp, Cl A	15,132	1,140
Analog Devices Inc	13,537	2,236

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anaplan Inc *	3,700	$241
ANSYS Inc *	2,275	723
Apple Inc	400,512	69,933
Applied Materials Inc	22,997	3,031
Arista Networks Inc *	6,252	869
Arrow Electronics Inc, Cl A *	1,731	205
Aspen Technology Inc *	1,742	288
Atlassian Corp PLC, Cl A *	3,643	1,070
Autodesk Inc, Cl A *	5,682	1,218
Automatic Data Processing Inc	10,874	2,474
Avalara Inc *	2,243	223
Avnet Inc	2,700	110
Bentley Systems Inc, Cl B	3,600	159
Bill.com Holdings Inc *	2,409	546
Black Knight Inc *	4,000	232
Block, Cl A *	12,453	1,689
Bread Financial Holdings	1,276	72
Broadcom Inc	10,505	6,615
Broadridge Financial Solutions Inc	2,981	464
C3.ai Inc, Cl A *	1,600	36
CACI International Inc, Cl A *	592	178
Cadence Design Systems Inc *	7,102	1,168
CDK Global Inc	2,976	145
CDW Corp/DE	3,545	634
Ceridian HCM Holding Inc *	3,455	236
Ciena Corp *	4,000	243
Cirrus Logic Inc *	1,500	127
Cisco Systems Inc/Delaware	109,475	6,104
Citrix Systems Inc	3,202	323
Cloudflare Inc, Cl A *	6,800	814
Cognex Corp	4,400	339
Cognizant Technology Solutions Corp, Cl A	13,661	1,225
Coherent Inc *	643	176
CommScope Holding Co Inc *	5,100	40
Concentrix Corp	1,100	183
Corning Inc, Cl B	19,814	731
Coupa Software Inc *	1,912	194
Crowdstrike Holdings Inc, Cl A *	5,141	1,167
Datadog Inc, Cl A *	6,600	1,000
Datto Holding Corp *	500	13
Dell Technologies Inc, Cl C	7,087	356
DocuSign Inc, Cl A *	5,020	538
Dolby Laboratories Inc, Cl A	1,653	129
DoubleVerify Holdings Inc *	1,400	35
Dropbox Inc, Cl A *	7,800	181
Duck Creek Technologies Inc *	1,900	42
DXC Technology Co *	6,281	205
Dynatrace Inc *	5,100	240
Elastic NV *	2,000	178
Enphase Energy Inc *	3,340	674
Entegris Inc	3,500	459
EPAM Systems Inc *	1,353	401

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Euronet Worldwide Inc *	1,300	$169
Everbridge Inc *	1,000	44
F5 Inc, Cl A *	1,581	330
Fair Isaac Corp *	619	289
Fastly Inc, Cl A *	2,700	47
Fidelity National Information Services Inc, Cl B	15,719	1,579
First Solar Inc *	2,800	234
Fiserv Inc, Cl A *	15,428	1,564
Five9 Inc *	1,800	199
FleetCor Technologies Inc *	2,111	526
Fortinet Inc *	3,486	1,191
Gartner Inc *	2,125	632
Genpact Ltd	4,700	205
Global Payments Inc	7,277	996
GLOBALFOUNDRIES Inc *	1,400	87
Globant SA *	1,100	288
GoDaddy Inc, Cl A *	4,325	362
Guidewire Software Inc, Cl Z *	2,182	206
Hewlett Packard Enterprise Co	33,907	567
HP Inc	28,001	1,016
HubSpot Inc *	1,125	534
Informatica Inc, Cl A	900	18
Intel Corp	104,676	5,188
International Business Machines Corp	23,137	3,008
Intuit Inc	6,869	3,303
IPG Photonics Corp *	972	107
Jabil Inc	3,600	222
Jack Henry & Associates Inc	1,854	365
Jamf Holding Corp *	1,290	45
Juniper Networks Inc	8,300	308
Keysight Technologies Inc *	4,732	748
KLA Corp	3,989	1,460
Kyndryl Holdings Inc *	6,077	80
Lam Research Corp	3,675	1,976
Littelfuse Inc	600	150
Lumentum Holdings Inc *	1,900	185
Mandiant Inc *	6,124	137
Manhattan Associates Inc *	1,605	223
Marvell Technology Inc	21,759	1,560
Mastercard Inc, Cl A	22,437	8,019
Microchip Technology Inc	14,050	1,056
Micron Technology Inc	28,973	2,257
Microsoft Corp	195,523	60,282
MKS Instruments Inc	1,400	210
MongoDB Inc, Cl A *	1,619	718
Monolithic Power Systems Inc	1,184	575
Motorola Solutions Inc	4,315	1,045
N-able Inc *	1,050	10
National Instruments Corp	3,527	143
nCino *	1,500	61
NCR Corp *	3,423	138

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	5,800	$481
New Relic Inc *	1,400	94
NortonLifeLock Inc	14,101	374
Nutanix Inc, Cl A *	5,559	149
NVIDIA Corp	62,054	16,932
NXP Semiconductors NV	6,865	1,271
Okta Inc, Cl A *	3,216	485
ON Semiconductor Corp *	10,957	686
Oracle Corp, Cl B	41,693	3,449
Palantir Technologies Inc, Cl A *	43,320	595
Palo Alto Networks Inc *	2,560	1,594
Paychex Inc	8,290	1,131
Paycom Software Inc *	1,266	439
Paycor HCM Inc *	900	26
Paylocity Holding Corp *	1,000	206
PayPal Holdings Inc *	30,420	3,518
Paysafe Ltd *	8,800	30
Pegasystems Inc	1,100	89
Procore Technologies Inc *	1,600	93
PTC Inc *	2,765	298
Pure Storage Inc, Cl A *	7,000	247
Qorvo Inc *	2,824	350
QUALCOMM Inc	29,243	4,469
RingCentral Inc, Cl A *	2,155	253
Sabre Corp *	8,600	98
Salesforce *	24,254	5,150
ServiceNow Inc *	5,202	2,897
Shift4 Payments Inc, Cl A *	1,100	68
Skyworks Solutions Inc	4,226	563
Smartsheet Inc, Cl A *	3,100	170
Snowflake, Cl A *	5,200	1,191
SolarWinds Corp	1,050	14
Splunk Inc *	4,082	607
SS&C Technologies Holdings Inc	5,800	435
StoneCo Ltd, Cl A *	5,800	68
Switch Inc, Cl A	3,100	96
Synopsys Inc *	3,892	1,297
TD SYNNEX	1,100	114
Teledyne Technologies Inc *	1,149	543
Teradata Corp *	2,897	143
Teradyne Inc	4,254	503
Texas Instruments Inc	23,938	4,392
Thoughtworks Holding Inc *	1,100	23
Trade Desk Inc/The, Cl A *	11,251	779
Trimble Inc *	6,500	469
Twilio Inc, Cl A *	4,258	702
Tyler Technologies Inc *	1,060	472
Ubiquiti Inc	169	49
Unity Software Inc *	3,953	392
Universal Display Corp	1,142	191
VeriSign Inc *	2,508	558
Viasat Inc *	1,900	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visa Inc, Cl A	43,032	$9,543
VMware Inc, Cl A	5,775	658
Vontier Corp	4,463	113
Western Digital Corp *	8,092	402
Western Union Co/The	10,000	187
WEX Inc *	1,095	195
Wix.com Ltd *	1,400	146
Wolfspeed *	3,030	345
Workday Inc, Cl A *	4,994	1,196
Xerox Holdings Corp	3,200	65
Zebra Technologies Corp, Cl A *	1,338	554
Zendesk Inc *	3,152	379
Zoom Video Communications Inc, Cl A *	5,600	656
Zscaler Inc *	2,026	489

		307,649
Materials — 2.4%
Air Products and Chemicals Inc	5,710	1,427
Albemarle Corp	3,056	676
Alcoa Corp	4,800	432
Amcor PLC	39,500	447
AptarGroup Inc	1,700	200
Ardagh Metal Packaging *	3,850	31
Ashland Global Holdings Inc	1,300	128
Avery Dennison Corp	2,123	369
Axalta Coating Systems Ltd *	5,400	133
Ball Corp	8,235	741
Berry Global Group Inc *	3,577	207
Celanese Corp, Cl A	2,838	405
CF Industries Holdings Inc	5,537	571
Chemours Co/The	4,200	132
Cleveland-Cliffs Inc *	11,500	370
Corteva Inc	18,834	1,083
Crown Holdings Inc	3,200	400
Diversey Holdings Ltd *	2,200	17
Dow Inc	19,075	1,215
DuPont de Nemours Inc	13,238	974
Eagle Materials Inc	959	123
Eastman Chemical Co	3,432	385
Ecolab Inc	6,488	1,145
Element Solutions Inc	6,100	134
FMC Corp	3,310	435
Freeport-McMoRan Inc, Cl B	37,802	1,880
Graphic Packaging Holding Co	7,500	150
Huntsman Corp	5,305	199
International Flavors & Fragrances Inc	6,569	863
International Paper Co	10,091	466
Louisiana-Pacific Corp	2,200	137
LyondellBasell Industries NV, Cl A	6,661	685
Martin Marietta Materials Inc, Cl A	1,574	606
Mosaic Co/The	9,600	638
NewMarket Corp	182	59
Newmont Corp	20,755	1,649

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nucor Corp	7,041	$1,047
Olin Corp	3,700	193
Packaging Corp of America	2,427	379
PPG Industries Inc	6,088	798
Reliance Steel & Aluminum Co	1,587	291
Royal Gold Inc, Cl A	1,647	233
RPM International Inc	3,300	269
Scotts Miracle-Gro Co/The, Cl A	1,077	132
Sealed Air Corp	3,800	254
Sherwin-Williams Co/The, Cl A	6,242	1,558
Silgan Holdings Inc	2,230	103
Sonoco Products Co	2,600	163
Southern Copper Corp	2,200	167
Steel Dynamics Inc	4,849	405
Sylvamo Corp *	935	31
United States Steel Corp	6,700	253
Valvoline Inc	4,600	145
Vulcan Materials Co	3,439	632
Westlake	832	103
Westrock Co	6,800	320

		26,988
Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡	4,348	875
American Campus Communities Inc ‡	3,600	202
American Homes 4 Rent, Cl A ‡	7,600	304
American Tower Corp, Cl A ‡	11,684	2,935
Americold Realty Trust ‡	7,100	198
Apartment Income Corp ‡	3,965	212
AvalonBay Communities Inc ‡	3,628	901
Boston Properties Inc ‡	4,062	523
Brixmor Property Group Inc ‡	7,600	196
Camden Property Trust ‡	2,569	427
CBRE Group Inc, Cl A *	8,700	796
Cousins Properties Inc ‡	3,800	153
Crown Castle International Corp ‡	11,186	2,065
CubeSmart ‡	5,600	291
Digital Realty Trust Inc, Cl A ‡	7,237	1,026
Douglas Emmett Inc ‡	4,200	140
Duke Realty Corp ‡	9,900	575
EPR Properties, Cl A ‡	1,900	104
Equinix Inc ‡	2,336	1,732
Equity LifeStyle Properties Inc ‡	4,500	344
Equity Residential ‡	9,583	862
Essex Property Trust Inc ‡	1,717	593
Extra Space Storage Inc ‡	3,400	699
Federal Realty Investment Trust ‡	2,046	250
First Industrial Realty Trust Inc ‡	3,400	211
Gaming and Leisure Properties Inc ‡	6,010	282
Healthcare Trust of America Inc, Cl A ‡	5,700	179
Healthpeak Properties Inc ‡	13,970	480
Highwoods Properties Inc ‡	2,778	127
Host Hotels & Resorts Inc ‡	18,402	358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howard Hughes Corp/The *‡	1,063	$110
Hudson Pacific Properties Inc ‡	3,800	105
Invitation Homes Inc ‡	15,500	623
Iron Mountain Inc ‡	7,400	410
JBG SMITH Properties ‡	3,100	91
Jones Lang LaSalle Inc *‡	1,303	312
Kilroy Realty Corp ‡	3,000	229
Kimco Realty Corp ‡	14,905	368
Lamar Advertising Co, Cl A ‡	2,200	256
Life Storage Inc ‡	2,151	302
Medical Properties Trust Inc ‡	15,135	320
Mid-America Apartment Communities Inc ‡	3,000	628
National Retail Properties Inc ‡	4,500	202
Omega Healthcare Investors Inc ‡	6,245	195
Opendoor Technologies *‡	12,400	107
Orion Office Inc ‡	1,443	20
Park Hotels & Resorts Inc ‡	6,400	125
Prologis Inc ‡	19,120	3,088
Public Storage ‡	3,956	1,544
Rayonier Inc ‡	3,700	152
Realty Income Corp ‡	14,639	1,015
Regency Centers Corp ‡	4,300	307
Rexford Industrial Realty Inc ‡	4,100	306
SBA Communications Corp, Cl A ‡	2,837	976
Simon Property Group Inc ‡	8,435	1,110
SL Green Realty ‡	1,730	140
Spirit Realty Capital Inc ‡	3,278	151
STORE Capital Corp ‡	6,400	187
Sun Communities Inc ‡	2,983	523
UDR Inc ‡	8,200	470
Ventas Inc ‡	10,390	642
VICI Properties Inc ‡	16,394	467
Vornado Realty Trust ‡	4,600	208
Welltower Inc ‡	11,200	1,077
Weyerhaeuser Co ‡	19,297	731
WP Carey Inc ‡	4,890	395
Zillow Group Inc, Cl A *‡	1,600	77
Zillow Group Inc, Cl C *‡	4,300	212

		36,221
Utilities — 2.6%
AES Corp/The	17,200	443
Alliant Energy Corp	6,521	407
Ameren Corp	6,625	621
American Electric Power Co Inc	12,929	1,290
American Water Works Co Inc	4,727	782
Atmos Energy Corp	3,466	414
Avangrid Inc	1,600	75
Brookfield Renewable, Cl A	3,400	149
CenterPoint Energy Inc	15,455	474
CMS Energy Corp	7,510	525
Consolidated Edison Inc	9,179	869
Constellation Energy	8,513	479

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dominion Energy Inc	20,802	$1,768
DTE Energy Co	5,013	663
Duke Energy Corp	19,912	2,223
Edison International	9,649	676
Entergy Corp	5,189	606
Essential Utilities Inc	5,900	302
Evergy Inc	5,917	404
Eversource Energy	8,898	785
Exelon Corp	25,239	1,202
FirstEnergy Corp	14,200	651
Hawaiian Electric Industries Inc	2,800	118
IDACORP Inc, Cl A	1,300	150
National Fuel Gas Co	2,300	158
NextEra Energy Inc	50,745	4,299
NiSource Inc	10,100	321
NRG Energy Inc	6,200	238
OGE Energy Corp	5,100	208
PG&E Corp *	51,306	613
Pinnacle West Capital Corp	2,900	227
PPL Corp	19,403	554
Public Service Enterprise Group Inc	13,004	910
Sempra Energy	8,231	1,384
Southern Co/The	27,362	1,984
UGI Corp	5,330	193
Vistra Corp	12,269	285
WEC Energy Group Inc	8,184	817

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	13,890	$1,002

		29,269
Total Common Stock
(Cost $730,150) ($ Thousands)		1,096,892

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.300% **†(C)	912,070	912

Total Affiliated Partnership
(Cost $912) ($ Thousands)		912

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	8,537,560	8,538

Total Cash Equivalent
(Cost $8,538) ($ Thousands)		8,538

Total Investments in Securities — 100.1%
(Cost $739,600) ($ Thousands)		$1,106,342

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	36	Jun-2022	$7,563	$8,155	$592
S&P Mid Cap 400 Index E-MINI	2	Jun-2022	510	538	28
			$8,073	$8,693	$620

Percentages are based on a Net Assets of $1,105,308 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $868 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $2,390 ($ Thousands), or 0.2% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $912 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Large Cap Index Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,096,892	–	–	1,096,892
Affiliated Partnership	–	912	–	912
Cash Equivalent	8,538	–	–	8,538
Total Investments in Securities	1,105,430	912	–	1,106,342

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	620	–	–	620
Total Other Financial Instruments	620	–	–	620

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Investments Co	$172	$—	$(6)	$(1)	$4	$169	2,800	$1	$—
SEI Liquidity Fund, L.P.	545	2,602	(2,235)	—	—	912	912,070	4	—
Daily Income Trust, Government Fund, CL F	12,691	71,507	(75,660)	—	—	8,538	8,537,560	1
Totals	$13,408	$74,109	$(77,901)	$(1)	$4	$9,619		$6	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Large Cap Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.8%

Communication Services — 5.3%
Alphabet Inc, Cl A *	26,214	$72,910
Alphabet Inc, Cl C *	22,848	63,814
AT&T Inc	209,514	4,951
BCE Inc	433,577	24,046
Charter Communications Inc, Cl A *	14,409	7,860
Comcast Corp, Cl A	121,805	5,703
Electronic Arts Inc	48,975	6,196
Meta Platforms, Cl A *	135,757	30,187
Omnicom Group Inc	97,998	8,318
Paramount Global, Cl B	245,524	9,283
TEGNA Inc	153,973	3,449
Verizon Communications Inc	97,068	4,945
Walt Disney Co/The *	22,000	3,018

		244,680
Consumer Discretionary — 10.5%
Amazon.com Inc, Cl A *	18,448	60,140
AutoZone Inc *	16,513	33,762
Best Buy Co Inc	185,088	16,825
Booking Holdings Inc *	2,537	5,958
BorgWarner	89,239	3,471
Brinker International Inc *	141,821	5,412
Carnival Corp *(A)	357,842	7,236
Darden Restaurants Inc	3,127	416
Dick's Sporting Goods Inc	94,331	9,435
Dollar General Corp	222,711	49,582
Domino's Pizza Inc	16,892	6,875
DR Horton Inc	16,198	1,207
eBay Inc	127,055	7,275
Foot Locker Inc, Cl A	65,687	1,948
Genuine Parts Co	79,642	10,036
Goodyear Tire & Rubber Co/The *	406,438	5,808
Harley-Davidson Inc, Cl A	88,020	3,468

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Depot Inc/The	28,380	$8,495
Lear Corp	89,362	12,742
Lowe's Cos Inc	328,236	66,366
Magna International Inc, Cl A	19,822	1,275
NIKE Inc, Cl B	357,743	48,138
O'Reilly Automotive Inc *	1,906	1,306
PulteGroup Inc	251,522	10,539
Ross Stores Inc	102,513	9,273
Royal Caribbean Cruises Ltd *	71,822	6,017
Starbucks Corp	68,046	6,190
Target Corp, Cl A	184,721	39,201
TJX Cos Inc/The	374,562	22,691
TopBuild Corp *	37,122	6,734
Victoria's Secret & Co *	5,411	278
Whirlpool Corp	59,551	10,289

		478,388
Consumer Staples — 7.6%
Altria Group Inc	439,996	22,990
Archer-Daniels-Midland Co	50,878	4,592
Coca-Cola Co/The	123,765	7,673
Conagra Brands Inc	261,734	8,786
Constellation Brands Inc, Cl A	10,975	2,528
Costco Wholesale Corp	18,347	10,565
Diageo PLC ADR	73,341	14,899
Estee Lauder Cos Inc/The, Cl A	35,000	9,531
Hershey Co/The	26,426	5,725
Ingredion Inc	26,094	2,274
J M Smucker Co/The	115,422	15,629
Kimberly-Clark Corp	41,873	5,157
Kraft Heinz Co/The	115,076	4,533
Kroger Co/The	867,257	49,754
Lamb Weston Holdings Inc	16,377	981
Molson Coors Beverage Co, Cl B	246,452	13,156
Mondelez International Inc, Cl A	24,475	1,536
Monster Beverage Corp *	13,727	1,097
PepsiCo Inc	208,587	34,913
Philip Morris International Inc	372,863	35,027
Procter & Gamble Co/The	233,806	35,726
Sysco Corp, Cl A	72,279	5,902
Tyson Foods Inc, Cl A	253,116	22,687
Unilever PLC ADR	212,720	9,694
Walgreens Boots Alliance Inc	303,967	13,609
Walmart Inc	58,060	8,646

		347,610
Energy — 3.8%
BP PLC ADR	82,387	2,422
Canadian Natural Resources Ltd	293,668	18,201
Chevron Corp	212,408	34,586
ConocoPhillips	223,162	22,316
Devon Energy Corp	667,803	39,487
Exxon Mobil Corp	129,439	10,690

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HF Sinclair Corp *	40,846	$1,628
Marathon Petroleum Corp	154,884	13,243
Phillips 66	109,951	9,499
Valero Energy Corp	173,346	17,602

		169,674
Financials — 16.4%
Aflac Inc	136,144	8,766
Allstate Corp/The	59,438	8,233
American Financial Group Inc/OH	11,100	1,616
Ameriprise Financial Inc	82,444	24,763
Assurant Inc	36,000	6,546
Assured Guaranty Ltd	31,872	2,029
Bank of America Corp	1,487,091	61,298
Berkshire Hathaway Inc, Cl B *	102,774	36,270
Capital One Financial Corp	43,778	5,748
Charles Schwab Corp/The	172,552	14,548
Citigroup Inc	172,068	9,189
Citizens Financial Group Inc	326,590	14,804
CME Group Inc	77,815	18,509
Comerica Inc	87,667	7,928
Discover Financial Services	126,480	13,937
Everest Re Group Ltd	38,172	11,504
FactSet Research Systems Inc	11,209	4,866
Fifth Third Bancorp	589,594	25,376
First Republic Bank/CA	40,000	6,484
Goldman Sachs Group Inc/The	21,644	7,145
Hartford Financial Services Group Inc/The	66,936	4,807
Intercontinental Exchange Inc	58,438	7,721
JPMorgan Chase & Co	462,568	63,057
KeyCorp	778,006	17,412
KKR & Co Inc	144,796	8,466
Lincoln National Corp	232,070	15,168
Markel Corp *	9,073	13,385
Marsh & McLennan Cos Inc	138,328	23,574
MFA Financial Inc *‡	511,037	2,059
Moody's Corp	263,689	88,971
Morgan Stanley	311,935	27,263
MSCI Inc, Cl A	66,312	33,347
Navient Corp	263,511	4,490
PNC Financial Services Group Inc/The	42,198	7,783
Popular Inc	125,661	10,272
Progressive Corp/The	44,272	5,047
Prudential Financial Inc	17,700	2,092
Regions Financial Corp	599,114	13,336
S&P Global Inc	18,482	7,581
SLM Corp	230,135	4,225
State Street Corp	59,446	5,179
T Rowe Price Group Inc	24,474	3,700
Travelers Cos Inc/The	119,703	21,873
Truist Financial Corp	178,724	10,134
Two Harbors Investment Corp ‡	632,373	3,497
US Bancorp	423,749	22,522

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voya Financial Inc	156,840	$10,406
Wells Fargo & Co	92,870	4,501
Zions Bancorp NA	291,086	19,084

		750,511
Health Care — 15.3%
Abbott Laboratories	84,496	10,001
AbbVie Inc	92,048	14,922
AmerisourceBergen Corp, Cl A	137,635	21,294
Amgen Inc, Cl A	145,948	35,293
Anthem Inc	10,844	5,327
AstraZeneca PLC ADR	122,916	8,154
Baxter International Inc	28,000	2,171
Becton Dickinson and Co	113,758	30,260
Biogen Inc *	23,794	5,011
Bristol-Myers Squibb Co	192,866	14,085
Cardinal Health Inc	66,612	3,777
Centene Corp *	30,902	2,602
Cigna Corp	27,340	6,551
CVS Health Corp	379,134	38,372
DaVita Inc *	31,137	3,522
Edwards Lifesciences Corp, Cl A *	61,914	7,288
Eli Lilly & Co	110,545	31,657
Gilead Sciences Inc	120,443	7,160
HCA Healthcare Inc	109,165	27,359
Horizon Therapeutics PLC *	73,523	7,735
Humana Inc	19,358	8,424
IDEXX Laboratories Inc *	41,683	22,803
Intuitive Surgical Inc *	23,007	6,941
Johnson & Johnson	633,113	112,207
McKesson Corp	12,923	3,956
Medtronic PLC	102,808	11,407
Merck & Co Inc	589,244	48,347
Mettler-Toledo International Inc *	28,371	38,959
Novo Nordisk A/S ADR	78,688	8,738
Organon & Co	26,217	916
Pfizer Inc	815,680	42,228
United Therapeutics Corp *	38,304	6,872
UnitedHealth Group Inc	167,008	85,169
Veeva Systems Inc, Cl A *	13,636	2,897
Vertex Pharmaceuticals Inc *	2,503	653
Viatris Inc, Cl W *	87,616	953
Zoetis Inc, Cl A	63,768	12,026

		696,037
Industrials — 9.7%
A O Smith Corp	24,954	1,594
AGCO Corp	52,600	7,681
Carlisle Cos Inc	6,137	1,509
Carrier Global Corp	357,041	16,377
Caterpillar Inc, Cl A	32,511	7,244
Chart Industries Inc *	45,019	7,733
Cummins Inc	8,214	1,685

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deere & Co	27,326	$11,353
Delta Air Lines Inc, Cl A *	128,832	5,098
Eaton Corp PLC	55,761	8,462
Expeditors International of Washington Inc	45,987	4,744
FedEx Corp	20,626	4,773
Fortive Corp	25,423	1,549
Graco Inc	542,313	37,810
Honeywell International Inc	61,532	11,973
Huntington Ingalls Industries Inc, Cl A	66,686	13,300
Illinois Tool Works Inc	47,481	9,943
Johnson Controls International PLC	494,338	32,414
L3Harris Technologies Inc	25,220	6,266
Lockheed Martin Corp	19,019	8,395
ManpowerGroup Inc	18,167	1,706
Middleby Corp/The *	100,000	16,394
Northrop Grumman Corp	16,563	7,407
Oshkosh Corp	61,954	6,236
Otis Worldwide Corp	66,354	5,106
PACCAR Inc	43,000	3,787
Raytheon Technologies Corp	247,761	24,546
Robert Half International Inc	25,692	2,934
Roper Technologies Inc	63,187	29,839
Siemens AG ADR (B)	311,780	21,556
Southwest Airlines Co, Cl A *	86,460	3,960
SPX Corp *	148,826	7,353
Stanley Black & Decker Inc	20,000	2,796
Textron Inc	190,528	14,171
Timken Co/The	112,333	6,819
TransDigm Group Inc *	24,275	15,816
United Parcel Service Inc, Cl B	165,593	35,513
Waste Management Inc	18,232	2,890
WW Grainger Inc	64,211	33,119

		441,851
Information Technology — 22.2%
Adobe Inc *	132,912	60,557
Amphenol Corp, Cl A	321,266	24,207
Analog Devices Inc	101,656	16,792
Apple Inc	867,090	151,403
Applied Materials Inc	148,944	19,631
Arista Networks Inc *	90,886	12,631
ASML Holding NV, Cl G	12,522	8,364
Broadcom Inc	17,131	10,787
Cadence Design Systems Inc *	15,000	2,467
Cisco Systems Inc/Delaware	592,458	33,035
Citrix Systems Inc *	44,716	4,512
Cognizant Technology Solutions Corp, Cl A	8,912	799
Corning Inc, Cl B	208,252	7,687
Dropbox Inc, Cl A *	83,470	1,941
F5 Inc, Cl A *	53,596	11,199
Fair Isaac Corp *	2,194	1,023
Hewlett Packard Enterprise Co	307,307	5,135
HP Inc	480,394	17,438

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intel Corp	605,024	$29,985
International Business Machines Corp	6,932	901
Intuit Inc	155,816	74,923
Jabil Inc	65,470	4,041
Juniper Networks Inc	88,346	3,283
Keysight Technologies Inc *	96,705	15,277
Lam Research Corp	10,701	5,753
Manhattan Associates Inc *	15,331	2,127
Marvell Technology	74,923	5,373
Mastercard Inc, Cl A	168,189	60,107
Microchip Technology Inc	554,907	41,696
Micron Technology Inc	156,515	12,191
Microsoft Corp	486,353	149,947
Motorola Solutions Inc	22,111	5,355
NetApp Inc	45,929	3,812
Oracle Corp, Cl B	512,747	42,420
QUALCOMM Inc	67,431	10,305
Salesforce *	15,984	3,394
SAP SE ADR (A)	158,471	17,584
Seagate Technology Holdings PLC	112,151	10,082
ServiceNow Inc *	12,689	7,066
Texas Instruments Inc	44,297	8,128
VeriSign Inc *	91,384	20,329
Visa Inc, Cl A	275,684	61,138
Vishay Intertechnology Inc	240,771	4,719
Vontier Corp	545,167	13,842
Western Digital Corp *	33,750	1,676
Xerox Holdings Corp	253,986	5,123
Zendesk Inc *	29,165	3,508

		1,013,693
Materials — 5.2%
Air Products and Chemicals Inc	38,206	9,548
Cabot Corp	119,095	8,147
Celanese Corp, Cl A	28,298	4,043
Corteva Inc	64,004	3,679
Dow Inc	162,912	10,381
DuPont de Nemours Inc	43,599	3,208
Eastman Chemical Co	165,233	18,516
Ecolab Inc	52,198	9,216
Huntsman Corp	531,983	19,955
Ingevity Corp *	14,131	905
International Paper Co	135,045	6,232
Linde PLC	123,959	39,596
LyondellBasell Industries NV, Cl A	74,826	7,694
Newmont Corp	78,336	6,224
O-I Glass Inc, Cl I *	451,358	5,949
Reliance Steel & Aluminum Co	11,055	2,027
Sherwin-Williams Co/The, Cl A	199,665	49,840
Steel Dynamics Inc	348,240	29,054
Sylvamo Corp *	12,276	408

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	27,405	$1,289

		235,911
Real Estate — 1.8%
American Tower Corp, Cl A ‡	101,757	25,563
Brandywine Realty Trust ‡	24,300	344
CBRE Group Inc, Cl A *	41,173	3,768
Crown Castle International Corp ‡	40,644	7,503
Diversified Healthcare Trust ‡	303,753	972
Equinix Inc ‡	1,986	1,473
Healthpeak Properties Inc ‡	502,660	17,256
Invitation Homes Inc ‡	28,203	1,133
Public Storage ‡	4,106	1,603
SBA Communications Corp, Cl A ‡	25,216	8,677
Service Properties Trust ‡	461,799	4,078
Welltower Inc ‡	90,435	8,694

		81,064
Utilities — 2.0%
Ameren Corp	65,226	6,115
American Electric Power Co Inc	57,553	5,742
Constellation Energy	59,660	3,356
Duke Energy Corp	94,914	10,598
Edison International	79,466	5,570
Exelon Corp	178,980	8,525
FirstEnergy Corp	73,115	3,353
NextEra Energy Inc	192,725	16,326
NiSource Inc	700,009	22,260
NRG Energy Inc	55,000	2,110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	241,001	$6,883
UGI Corp	29,973	1,086
Vistra Corp	40,284	937

		92,861
Total Common Stock
(Cost $1,558,835) ($ Thousands)		4,552,280

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.300% **†(C)	15,724,788	15,728

Total Affiliated Partnership
(Cost $15,726) ($ Thousands)		15,728

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	6,172,949	6,173

Total Cash Equivalent
(Cost $6,173) ($ Thousands)		6,173

Total Investments in Securities — 100.3%
(Cost $1,580,734) ($ Thousands)		$4,574,181

Percentages are based on a Net Assets of $4,561,856 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $12,657 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $21,556 ($ Thousands) and represented 0.5% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $15,728 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,552,280	–	–	4,552,280
Affiliated Partnership	–	15,728	–	15,728
Cash Equivalent	6,173	–	–	6,173
Total Investments in Securities	4,558,453	15,728	–	4,574,181

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 03/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,438	$174,854	$(180,565)	$(1)	$2	$15,728	15,724,788	$23	$—
SEI Daily Income Trust, Government Fund, Cl F	28,361	286,305	(308,493)	—	—	6,173	6,172,949	2	—
Totals	$49,799	$461,159	$(489,058)	$(1)	$2	$21,901		$25	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

S&P 500 Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 9.3%
Activision Blizzard Inc	19,990	$1,601
Alphabet Inc, Cl A *	7,730	21,500
Alphabet Inc, Cl C *	7,139	19,939
AT&T Inc	183,317	4,332
Charter Communications Inc, Cl A *	3,033	1,655
Comcast Corp, Cl A	116,196	5,440
Discovery Inc, Cl A *	4,400	109
Discovery Inc, Cl C *	7,896	197
DISH Network Corp, Cl A *	6,438	204
Electronic Arts Inc	7,278	921
Fox Corp, Cl A	8,286	327
Fox Corp, Cl B	3,833	139
Interpublic Group of Cos Inc/The	10,201	362
Live Nation Entertainment Inc *	3,500	412
Lumen Technologies	23,970	270
Match Group Inc *	7,300	794
Meta Platforms Inc, Cl A *	59,254	13,176
Netflix Inc *	11,370	4,259
News Corp, Cl A	10,175	225
News Corp, Cl B	3,000	68
Omnicom Group Inc	5,304	450
Paramount Global, Cl B	15,521	587
Take-Two Interactive Software Inc, Cl A *	3,000	461
T-Mobile US Inc *	15,100	1,938
Twitter Inc *	20,500	793
Verizon Communications Inc	107,853	5,494
Walt Disney Co/The *	46,735	6,410

		92,063
Consumer Discretionary — 12.0%
Advance Auto Parts Inc	1,600	331
Amazon.com Inc, Cl A *	11,248	36,668
Aptiv PLC *	6,970	835
AutoZone Inc *	547	1,118
Bath & Body Works Inc	6,627	317
Best Buy Co Inc	5,554	505

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Booking Holdings Inc *	1,061	$2,492
BorgWarner	6,200	241
Caesars Entertainment Inc *	5,500	426
CarMax Inc *	4,200	405
Carnival Corp *	20,884	422
Chipotle Mexican Grill Inc, Cl A *	724	1,145
Darden Restaurants Inc	3,318	441
Dollar General Corp	5,981	1,332
Dollar Tree Inc *	5,754	922
Domino's Pizza Inc	964	392
DR Horton Inc	8,258	615
eBay Inc	16,049	919
Etsy Inc *	3,300	410
Expedia Group Inc *	3,755	735
Ford Motor Co	100,970	1,707
Garmin Ltd	3,871	459
General Motors Co *	37,313	1,632
Genuine Parts Co	3,636	458
Hasbro Inc	3,396	278
Hilton Worldwide Holdings Inc *	7,200	1,093
Home Depot Inc/The	26,777	8,015
Las Vegas Sands Corp *	8,900	346
Lennar Corp, Cl A	6,716	545
LKQ Corp	7,000	318
Lowe's Cos Inc	17,306	3,499
Marriott International Inc/MD, Cl A *	7,024	1,235
McDonald's Corp	19,133	4,731
MGM Resorts International	9,700	407
Mohawk Industries Inc *	1,400	174
Newell Brands Inc, Cl B	9,855	211
NIKE Inc, Cl B	32,823	4,417
Norwegian Cruise Line Holdings Ltd *	9,500	208
NVR Inc *	86	384
O'Reilly Automotive Inc *	1,767	1,210
Penn National Gaming Inc *	4,300	182
Pool Corp	1,065	450
PulteGroup Inc	6,299	264
PVH Corp	1,859	143
Ralph Lauren Corp, Cl A	1,205	137
Ross Stores Inc	9,036	817
Royal Caribbean Cruises Ltd *	5,800	486
Starbucks Corp	29,517	2,685
Tapestry Inc	6,719	250
Target Corp, Cl A	12,328	2,616
Tesla Inc *	21,527	23,198
TJX Cos Inc/The	30,586	1,853
Tractor Supply Co	2,880	672
Ulta Beauty Inc *	1,347	536
Under Armour Inc, Cl A *	4,805	82
Under Armour Inc, Cl C *	5,449	85
VF Corp	8,265	470
Whirlpool Corp	1,512	261

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wynn Resorts Ltd *	2,700	$215
Yum! Brands Inc	7,370	874

		118,274
Consumer Staples — 6.0%
Altria Group Inc	46,873	2,449
Archer-Daniels-Midland Co	14,375	1,297
Brown-Forman Corp, Cl B	4,765	319
Campbell Soup Co	5,284	236
Church & Dwight Co Inc	6,200	616
Clorox Co/The	3,142	437
Coca-Cola Co/The	99,849	6,191
Colgate-Palmolive Co	21,695	1,645
Conagra Brands Inc	12,465	419
Constellation Brands Inc, Cl A	4,207	969
Costco Wholesale Corp	11,356	6,539
Estee Lauder Cos Inc/The, Cl A	5,950	1,620
General Mills Inc	15,586	1,055
Hershey Co/The	3,712	804
Hormel Foods Corp	7,308	377
J M Smucker Co/The	2,753	373
Kellogg Co	6,667	430
Kimberly-Clark Corp	8,603	1,060
Kraft Heinz Co/The	18,208	717
Kroger Co/The	17,136	983
Lamb Weston Holdings Inc	3,800	228
McCormick & Co Inc/MD	6,432	642
Molson Coors Beverage Co, Cl B	4,851	259
Mondelez International Inc, Cl A	35,620	2,236
Monster Beverage Corp *	9,654	771
PepsiCo Inc	35,559	5,952
Philip Morris International Inc	39,787	3,738
Procter & Gamble Co/The	61,527	9,401
Sysco Corp, Cl A	13,120	1,071
Tyson Foods Inc, Cl A	7,503	673
Walgreens Boots Alliance Inc	18,357	822
Walmart Inc	36,356	5,414

		59,743
Energy — 3.9%
APA	9,400	389
Baker Hughes Co, Cl A	22,749	828
Chevron Corp	49,478	8,056
ConocoPhillips	33,490	3,349
Coterra Energy Inc	20,813	561
Devon Energy Corp	16,113	953
Diamondback Energy Inc, Cl A	4,351	597
EOG Resources Inc	15,046	1,794
Exxon Mobil Corp	108,746	8,981
Halliburton Co	22,942	869
Hess Corp	7,075	757
Kinder Morgan Inc	49,982	945
Marathon Oil Corp	20,256	509

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Petroleum Corp	14,858	$1,270
Occidental Petroleum Corp	22,762	1,292
ONEOK Inc	11,409	806
Phillips 66	12,087	1,044
Pioneer Natural Resources Co	5,866	1,467
Schlumberger NV, Cl A	36,000	1,487
Valero Energy Corp	10,521	1,068
Williams Cos Inc/The	31,169	1,041

		38,063
Financials — 11.1%
Aflac Inc	15,434	994
Allstate Corp/The	7,159	992
American Express Co	15,790	2,953
American International Group Inc	21,335	1,339
Ameriprise Financial Inc	2,835	852
Aon PLC, Cl A	5,549	1,807
Arthur J Gallagher & Co	5,349	934
Assurant Inc	1,405	255
Bank of America Corp	182,643	7,529
Bank of New York Mellon Corp/The	18,999	943
Berkshire Hathaway Inc, Cl B *	47,013	16,591
BlackRock Inc	3,680	2,812
Brown & Brown Inc	6,100	441
Capital One Financial Corp	10,593	1,391
Cboe Global Markets Inc	2,800	320
Charles Schwab Corp/The	38,636	3,257
Chubb Ltd	11,039	2,361
Cincinnati Financial Corp	3,883	528
Citigroup Inc	51,051	2,726
Citizens Financial Group Inc	11,100	503
CME Group Inc	9,212	2,191
Comerica Inc	3,392	307
Discover Financial Services	7,430	819
Everest Re Group Ltd	1,037	313
FactSet Research Systems Inc	1,000	434
Fifth Third Bancorp	17,511	754
First Republic Bank/CA	4,559	739
Franklin Resources Inc	7,238	202
Globe Life Inc	2,439	245
Goldman Sachs Group Inc/The	8,759	2,891
Hartford Financial Services Group Inc/The	8,586	617
Huntington Bancshares Inc/OH	36,814	538
Intercontinental Exchange Inc	14,405	1,903
Invesco Ltd	8,900	205
JPMorgan Chase & Co	75,869	10,342
KeyCorp	23,783	532
Lincoln National Corp	4,298	281
Loews Corp	4,962	322
M&T Bank Corp	3,325	564
MarketAxess Holdings Inc	1,000	340
Marsh & McLennan Cos Inc	12,959	2,208
MetLife Inc	18,039	1,268

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody's Corp	4,123	$1,391
Morgan Stanley	36,404	3,182
MSCI Inc, Cl A	2,063	1,037
Nasdaq Inc, Cl A	2,959	527
Northern Trust Corp	5,309	618
People's United Financial Inc	11,100	222
PNC Financial Services Group Inc/The	10,784	1,989
Principal Financial Group Inc, Cl A	6,257	459
Progressive Corp/The	14,985	1,708
Prudential Financial Inc	9,666	1,142
Raymond James Financial Inc	4,758	523
Regions Financial Corp	24,163	538
S&P Global Inc	9,059	3,716
Signature Bank/New York NY, Cl B	1,600	470
State Street Corp	9,345	814
SVB Financial Group, Cl B *	1,538	860
Synchrony Financial	13,363	465
T Rowe Price Group Inc	5,793	876
Travelers Cos Inc/The	6,156	1,125
Truist Financial Corp	34,296	1,945
US Bancorp	34,723	1,846
W R Berkley Corp	5,400	360
Wells Fargo & Co	99,887	4,840
Willis Towers Watson PLC	3,169	749
Zions Bancorp NA	3,860	253

		109,198
Health Care — 13.6%
Abbott Laboratories	45,399	5,373
AbbVie Inc	45,413	7,362
ABIOMED Inc *	1,200	398
Agilent Technologies Inc	7,715	1,021
Align Technology Inc *	1,833	799
AmerisourceBergen Corp, Cl A	3,896	603
Amgen Inc, Cl A	14,422	3,487
Anthem Inc	6,240	3,065
Baxter International Inc	12,835	995
Becton Dickinson and Co	7,321	1,947
Biogen Inc *	3,806	802
Bio-Rad Laboratories Inc, Cl A *	571	322
Bio-Techne Corp	1,000	433
Boston Scientific Corp *	36,612	1,622
Bristol-Myers Squibb Co	56,012	4,091
Cardinal Health Inc	7,059	400
Catalent Inc *	4,400	488
Centene Corp *	15,008	1,264
Cerner Corp	7,700	720
Charles River Laboratories International Inc *	1,300	369
Cigna Corp	8,243	1,975
Cooper Cos Inc/The, Cl A	1,304	545
CVS Health Corp	33,676	3,408
Danaher Corp, Cl A	16,307	4,783

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DaVita Inc *	1,605	$182
Dentsply Sirona Inc	5,709	281
Dexcom Inc *	2,448	1,252
Edwards Lifesciences Corp, Cl A *	16,049	1,889
Eli Lilly & Co	20,363	5,831
Gilead Sciences Inc	32,284	1,919
HCA Healthcare Inc	6,159	1,544
Henry Schein Inc *	3,600	314
Hologic Inc *	6,400	492
Humana Inc	3,270	1,423
IDEXX Laboratories Inc *	2,223	1,216
Illumina Inc *	3,996	1,396
Incyte Corp *	4,900	389
Intuitive Surgical Inc *	9,227	2,784
IQVIA Holdings Inc *	4,908	1,135
Johnson & Johnson	67,612	11,983
Laboratory Corp of America Holdings *	2,410	635
McKesson Corp	3,803	1,164
Medtronic PLC	34,572	3,836
Merck & Co Inc	64,876	5,323
Mettler-Toledo International Inc *	590	810
Moderna Inc *	9,100	1,568
Molina Healthcare Inc *	1,500	500
Organon & Co	6,617	231
PerkinElmer Inc	3,198	558
Pfizer Inc	144,256	7,468
Quest Diagnostics Inc	3,024	414
Regeneron Pharmaceuticals Inc *	2,724	1,903
ResMed Inc	3,709	900
STERIS PLC	2,545	615
Stryker Corp	8,577	2,293
Teleflex Inc	1,229	436
Thermo Fisher Scientific Inc	10,128	5,982
UnitedHealth Group Inc	24,206	12,344
Universal Health Services Inc, Cl B	1,900	275
Vertex Pharmaceuticals Inc *	6,481	1,691
Viatris Inc, Cl W *	31,357	341
Waters Corp *	1,601	497
West Pharmaceutical Services Inc	1,859	764
Zimmer Biomet Holdings Inc	5,422	694
Zoetis Inc, Cl A	12,186	2,298

		133,842
Industrials — 7.8%
3M Co	14,676	2,185
A O Smith Corp	3,400	217
Alaska Air Group Inc *	3,200	186
Allegion PLC	2,270	249
American Airlines Group Inc *	16,809	307
AMETEK Inc	5,900	786
Boeing Co/The *	14,035	2,688
Carrier Global Corp	21,944	1,007
Caterpillar Inc, Cl A	13,834	3,083

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CH Robinson Worldwide Inc	3,405	$367
Cintas Corp	2,285	972
Copart Inc *	5,500	690
CSX Corp	57,056	2,137
Cummins Inc	3,698	759
Deere & Co	7,197	2,990
Delta Air Lines Inc, Cl A *	16,613	657
Dover Corp	3,737	586
Eaton Corp PLC	10,208	1,549
Emerson Electric Co	15,315	1,502
Equifax Inc	3,089	732
Expeditors International of Washington Inc	4,327	446
Fastenal Co, Cl A	14,718	874
FedEx Corp	6,211	1,437
Fortive Corp	9,287	566
Fortune Brands Home & Security Inc	3,500	260
Generac Holdings Inc *	1,654	492
General Dynamics Corp	5,959	1,437
General Electric Co	28,288	2,588
Honeywell International Inc	17,577	3,420
Howmet Aerospace Inc	9,678	348
Huntington Ingalls Industries Inc, Cl A	1,047	209
IDEX Corp	1,900	364
Illinois Tool Works Inc	7,365	1,542
Ingersoll Rand Inc	10,433	525
Jacobs Engineering Group Inc	3,304	455
JB Hunt Transport Services Inc	2,151	432
Johnson Controls International PLC	17,999	1,180
L3Harris Technologies Inc	5,009	1,245
Leidos Holdings Inc	3,600	389
Lockheed Martin Corp	6,235	2,752
Masco Corp	6,284	320
Nielsen Holdings PLC	9,300	253
Nordson Corp	1,400	318
Norfolk Southern Corp	6,186	1,764
Northrop Grumman Corp	3,787	1,694
Old Dominion Freight Line Inc, Cl A	2,344	700
Otis Worldwide Corp	10,922	840
PACCAR Inc	8,867	781
Parker-Hannifin Corp, Cl A	3,271	928
Pentair PLC	4,266	231
Quanta Services Inc	3,700	487
Raytheon Technologies Corp	38,351	3,799
Republic Services Inc	5,383	713
Robert Half International Inc	2,832	323
Rockwell Automation Inc	2,930	821
Rollins Inc	5,900	207
Roper Technologies Inc	2,665	1,259
Snap-on Inc	1,353	278
Southwest Airlines Co, Cl A *	15,362	704
Stanley Black & Decker Inc	4,222	590
Textron Inc	5,707	425

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trane Technologies PLC	6,008	$918
TransDigm Group Inc *	1,360	886
Union Pacific Corp	16,302	4,454
United Airlines Holdings Inc *	8,400	389
United Parcel Service Inc, Cl B	18,672	4,004
United Rentals Inc *	1,814	644
Verisk Analytics Inc, Cl A	4,089	878
Waste Management Inc	9,928	1,574
Westinghouse Air Brake Technologies Corp	4,790	461
WW Grainger Inc	1,139	587
Xylem Inc/NY	4,700	401

		77,241
Information Technology — 27.9%
Accenture PLC, Cl A	16,208	5,466
Adobe Inc *	12,152	5,537
Advanced Micro Devices Inc *	42,021	4,595
Akamai Technologies Inc *	4,204	502
Amphenol Corp, Cl A	15,418	1,162
Analog Devices Inc	13,472	2,225
ANSYS Inc *	2,207	701
Apple Inc	398,123	69,516
Applied Materials Inc	22,841	3,010
Arista Networks Inc *	5,764	801
Autodesk Inc, Cl A *	5,664	1,214
Automatic Data Processing Inc	10,815	2,461
Broadcom Inc	10,612	6,682
Broadridge Financial Solutions Inc	3,044	474
Cadence Design Systems Inc *	7,100	1,168
CDW Corp/DE	3,447	617
Ceridian HCM Holding Inc *	3,500	239
Cisco Systems Inc/Delaware	108,361	6,042
Citrix Systems Inc *	3,242	327
Cognizant Technology Solutions Corp, Cl A	13,505	1,211
Corning Inc, Cl B	19,208	709
DXC Technology Co *	6,230	203
Enphase Energy Inc *	3,400	686
EPAM Systems Inc *	1,400	415
F5 Inc, Cl A *	1,528	319
Fidelity National Information Services Inc, Cl B	15,665	1,573
Fiserv Inc, Cl A *	15,320	1,553
FleetCor Technologies Inc *	2,029	505
Fortinet Inc *	3,458	1,182
Gartner Inc *	2,056	612
Global Payments Inc	7,283	997
Hewlett Packard Enterprise Co	33,091	553
HP Inc	27,972	1,015
Intel Corp	104,697	5,189
International Business Machines Corp	23,048	2,997
Intuit Inc	7,303	3,512
IPG Photonics Corp *	900	99
Jack Henry & Associates Inc	1,900	374

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Juniper Networks Inc	8,400	$312
Keysight Technologies Inc *	4,700	742
KLA Corp	3,877	1,419
Lam Research Corp	3,574	1,921
Mastercard Inc, Cl A	22,177	7,926
Microchip Technology Inc	14,308	1,075
Micron Technology Inc	28,769	2,241
Microsoft Corp	192,577	59,373
Monolithic Power Systems Inc	1,100	534
Motorola Solutions Inc	4,330	1,049
NetApp Inc	5,785	480
NortonLifeLock Inc	15,147	402
NVIDIA Corp	64,186	17,514
NXP Semiconductors NV	6,776	1,254
Oracle Corp, Cl B	40,504	3,351
Paychex Inc	8,269	1,128
Paycom Software Inc *	1,259	436
PayPal Holdings Inc *	29,949	3,464
PTC Inc *	2,700	291
Qorvo Inc *	2,800	348
QUALCOMM Inc	28,915	4,419
Salesforce *	25,247	5,361
Seagate Technology Holdings PLC	5,200	467
ServiceNow Inc *	5,167	2,877
Skyworks Solutions Inc	4,216	562
SolarEdge Technologies Inc *	1,300	419
Synopsys Inc *	3,907	1,302
TE Connectivity Ltd	8,409	1,101
Teledyne Technologies Inc *	1,211	572
Teradyne Inc	4,160	492
Texas Instruments Inc	23,703	4,349
Trimble Inc *	6,500	469
Tyler Technologies Inc *	1,060	472
VeriSign Inc *	2,455	546
Visa Inc, Cl A	42,544	9,435
Western Digital Corp *	8,074	401
Zebra Technologies Corp, Cl A *	1,319	546

		275,493
Materials — 2.6%
Air Products and Chemicals Inc	5,666	1,416
Albemarle Corp	2,957	654
Amcor PLC	38,732	439
Avery Dennison Corp	2,164	376
Ball Corp	8,372	754
Celanese Corp, Cl A	2,752	393
CF Industries Holdings Inc	5,550	572
Corteva Inc	18,673	1,073
Dow Inc	18,906	1,205
DuPont de Nemours Inc	13,199	971
Eastman Chemical Co	3,320	372
Ecolab Inc	6,416	1,133
FMC Corp	3,300	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freeport-McMoRan Inc, Cl B	37,809	$1,881
International Flavors & Fragrances Inc	6,573	863
International Paper Co	10,052	464
Linde PLC	13,196	4,215
LyondellBasell Industries NV, Cl A	6,774	697
Martin Marietta Materials Inc, Cl A	1,619	623
Mosaic Co/The	9,609	639
Newmont Corp	20,525	1,631
Nucor Corp	7,027	1,045
Packaging Corp of America	2,400	375
PPG Industries Inc	6,105	800
Sealed Air Corp	3,828	256
Sherwin-Williams Co/The, Cl A	6,185	1,544
Vulcan Materials Co	3,349	615
Westrock Co	6,684	314

		25,754
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	3,760	757
American Tower Corp, Cl A ‡	11,641	2,924
AvalonBay Communities Inc ‡	3,572	887
Boston Properties Inc ‡	3,700	476
CBRE Group Inc, Cl A *	8,609	788
Crown Castle International Corp ‡	11,061	2,042
Digital Realty Trust Inc, Cl A ‡	7,269	1,031
Duke Realty Corp ‡	9,900	575
Equinix Inc ‡	2,261	1,677
Equity Residential ‡	8,844	795
Essex Property Trust Inc ‡	1,621	560
Extra Space Storage Inc ‡	3,399	699
Federal Realty Investment Trust ‡	1,800	220
Healthpeak Properties Inc ‡	14,000	481
Host Hotels & Resorts Inc ‡	18,574	361
Iron Mountain Inc ‡	7,538	418
Kimco Realty Corp ‡	16,013	395
Mid-America Apartment Communities Inc ‡	3,000	628
Prologis Inc ‡	19,020	3,071
Public Storage ‡	3,887	1,517
Realty Income Corp ‡	14,500	1,005
Regency Centers Corp ‡	3,999	285
SBA Communications Corp, Cl A ‡	2,749	946
Simon Property Group Inc ‡	8,406	1,106
UDR Inc ‡	7,500	430
Ventas Inc ‡	10,332	638
Vornado Realty Trust ‡	4,077	185
Welltower Inc ‡	11,200	1,077
Weyerhaeuser Co ‡	19,161	726

		26,700
Utilities — 2.7%
AES Corp/The	17,290	445
Alliant Energy Corp	6,500	406
Ameren Corp	6,653	624

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Electric Power Co Inc	12,915	$1,289
American Water Works Co Inc	4,645	769
Atmos Energy Corp	3,400	406
CenterPoint Energy Inc	16,285	499
CMS Energy Corp	7,501	525
Consolidated Edison Inc	9,033	855
Constellation Energy	8,451	475
Dominion Energy Inc	20,868	1,773
DTE Energy Co	4,945	654
Duke Energy Corp	19,816	2,213
Edison International	9,857	691
Entergy Corp	5,126	598
Evergy Inc	5,899	403
Eversource Energy	8,835	779
Exelon Corp	25,155	1,198
FirstEnergy Corp	14,123	648
NextEra Energy Inc	50,380	4,268
NiSource Inc	10,144	323
NRG Energy Inc	6,313	242
Pinnacle West Capital Corp	2,949	230
PPL Corp	19,171	547

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Public Service Enterprise Group Inc	12,930	$905
Sempra Energy	8,245	1,386
Southern Co/The	27,235	1,975
WEC Energy Group Inc	8,119	810
Xcel Energy Inc	13,836	999

		26,935
Total Common Stock
(Cost $249,606) ($ Thousands)		983,306

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	3,429,528	3,430

Total Cash Equivalent
(Cost $3,430) ($ Thousands)		3,430

Total Investments in Securities — 99.9%
(Cost $253,036) ($ Thousands)		$986,736

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	22	Jun-2022	$4,725	$4,984	$258

Percentages are based on a Net Assets of $988,040 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	983,306	–	–	983,306
Cash Equivalent	3,430	–	–	3,430
Total Investments in Securities	986,736	–	–	986,736

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	258	–	–	258
Total Other Financial Instruments	258	–	–	258

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$103	$389	$(489)	$(3)	$—	$—	—	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	7,294	41,523	(45,387)	—	—	3,430	3,429,528	—	—
Totals	$7,397	$41,912	$(45,876)	$(3)	$—	$3,430		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 3.7%
Advantage Solutions *	11,302	$72
Cable One Inc	945	1,384
Cargurus Inc, Cl A *	33,692	1,431
Cars.com Inc *	31,710	458
Cinemark Holdings Inc *	255,320	4,412
Clear Channel Outdoor Holdings Inc, Cl A *	397,612	1,376
Cogent Communications Holdings Inc	22,218	1,474
Gannett Co Inc *	105,267	475
Hemisphere Media Group Inc, Cl A *	27,152	124
Integral Ad Science Holding *	77,120	1,064
Liberty Latin America Ltd, Cl A *	34,460	334
Liberty TripAdvisor Holdings Inc, Cl A *	100,237	205
Lions Gate Entertainment Corp, Cl A *(A)	273,571	4,445
MediaAlpha Inc, Cl A *	11,110	184
Nexstar Media Group Inc, Cl A	15,782	2,975
Ooma Inc *	28,163	422
TEGNA Inc	75,017	1,680
Ziff Davis Inc *	9,060	877

		23,392
Consumer Discretionary — 13.3%
1-800-Flowers.com Inc, Cl A *	11,300	144
Aaron's Co Inc/The	62,637	1,258
Academy Sports & Outdoors Inc	14,790	583
Advance Auto Parts Inc	7,670	1,587
American Eagle Outfitters Inc (A)	281,496	4,729
American Public Education Inc *	40,268	855
Arko Corp	26,700	243
Beazer Homes USA Inc, Cl A *	58,407	889
Biglari Holdings Inc, Cl B *	2,576	372
Bloomin' Brands Inc	148,612	3,261
Bluegreen Vacations Holding, Cl A *	15,208	450

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boot Barn Holdings Inc *	7,299	$692
Boyd Gaming Corp	9,032	594
Brinker International Inc *	77,624	2,962
Brunswick Corp/DE	20,805	1,683
Buckle Inc/The	5,800	192
Caleres Inc	32,530	629
Callaway Golf Co *	40,306	944
Carriage Services Inc	10,389	554
Carter's Inc	28,244	2,598
Cato Corp/The, Cl A	28,081	412
Cavco Industries Inc *	2,613	629
Century Casinos *	27,552	329
Churchill Downs Inc	8,324	1,846
Chuy's Holdings Inc *	14,373	388
Citi Trends Inc *	3,970	122
Conn's Inc *	23,614	364
Container Store Group Inc/The *	75,720	619
Dave & Buster's Entertainment Inc *	27,497	1,350
Domino's Pizza Inc	3,420	1,392
Dorman Products Inc *	8,436	802
Dutch Bros, Cl A *(A)	8,904	492
El Pollo Loco Holdings Inc *	61,850	719
Ethan Allen Interiors Inc	45,650	1,190
Everi Holdings Inc *	31,586	663
Fiesta Restaurant Group Inc *	17,297	129
Funko Inc, Cl A *	14,300	247
Genesco Inc *	3,040	193
Golden Entertainment Inc *	12,514	727
Goodyear Tire & Rubber Co/The *	55,372	791
Hamilton Beach Brands Holding Co, Cl A	19,181	223
Haverty Furniture Cos Inc	34,149	936
Hibbett Inc	12,303	546
Hilton Grand Vacations Inc *	15,001	780
Hooker Furnishings	26,837	508
Hyatt Hotels Corp, Cl A *	5,727	547
Johnson Outdoors Inc, Cl A	4,481	348
KB Home	38,826	1,257
Latham Group *	11,960	158
Lazydays Holdings Inc *	53,294	1,075
Lifetime Brands Inc	15,275	196
Liquidity Services Inc *	15,180	260
LL Flooring Holdings *	30,982	434
Lovesac Co/The *	28,120	1,520
Macy's Inc	47,308	1,152
Marine Products Corp	12,986	150
MarineMax Inc *	6,130	247
MasterCraft Boat Holdings Inc *	30,100	741
Mattel Inc *	25,202	560
Modine Manufacturing Co *	275,494	2,482
Monarch Casino & Resort Inc *	24,906	2,173
Monro Inc	27,814	1,233
Motorcar Parts of America *	8,770	156

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Movado Group Inc	25,552	$998
Murphy USA Inc	17,787	3,557
Noodles & Co, Cl A *	25,815	154
OneWater Marine Inc, Cl A *	17,764	612
Oxford Industries Inc, Cl A	7,032	636
Party City Holdco *	41,300	148
Pool Corp	3,277	1,386
Porch Group *	21,400	149
RealReal Inc/The *	71,290	518
Scientific Games Corp, Cl A *	9,390	552
SeaWorld Entertainment Inc *	23,695	1,764
Shoe Carnival Inc	23,518	686
Shutterstock Inc	23,342	2,173
Signet Jewelers Ltd	8,702	633
Skechers USA Inc, Cl A *	12,437	507
Skyline Champion Corp *	10,866	596
Steven Madden Ltd	34,590	1,337
Superior Group of Cos Inc	11,757	210
Taylor Morrison Home Corp, Cl A *	55,490	1,510
Tenneco Inc, Cl A *	18,570	340
Tilly's Inc, Cl A *	36,913	345
Unifi Inc *	54,080	979
Urban Outfitters Inc *	60,764	1,526
Vera Bradley Inc *	311,665	2,390
Vista Outdoor Inc *	15,160	541
Vivint Smart Home *	69,799	472
Wingstop Inc, Cl A	8,845	1,038
Winmark Corp	3,008	662
WW International Inc *	80,010	818
Xponential Fitness, Cl A *	19,000	445
YETI Holdings Inc *	10,830	650
Zumiez Inc *	11,582	443

		85,080
Consumer Staples — 3.1%
Andersons Inc/The	28,910	1,453
Cal-Maine Foods Inc	15,801	873
Casey's General Stores Inc	7,173	1,421
Central Garden & Pet Co, Cl A *	9,460	416
Energizer Holdings Inc	11,689	360
Hain Celestial Group Inc/The *	19,176	660
Hostess Brands Inc, Cl A *	145,576	3,194
Ingles Markets Inc, Cl A	8,040	716
Ingredion Inc	18,274	1,593
Inter Parfums Inc	22,811	2,009
MGP Ingredients Inc	19,060	1,631
Natural Grocers by Vitamin Cottage Inc	56,125	1,100
Performance Food Group Co *	11,771	599
Seneca Foods Corp, Cl A *	18,572	957
Spectrum Brands Holdings Inc	4,284	380
TreeHouse Foods Inc *	41,579	1,341
Veru Inc *	29,572	143
Village Super Market Inc, Cl A	18,788	460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weis Markets Inc	8,630	$616

		19,922
Energy — 7.7%
Alto Ingredients *	142,485	972
Antero Resources Corp *	23,307	711
Berry Corp	29,385	303
Cactus Inc, Cl A	37,357	2,120
California Resources	11,727	525
Centennial Resource Development Inc/DE, Cl A *	53,351	431
Centrus Energy, Cl A *	23,490	792
ChampionX Corp	29,408	720
Chesapeake Energy Corp	7,559	658
Comstock Resources *	57,505	750
Coterra Energy Inc	54,660	1,474
Delek US Holdings Inc *	254,935	5,410
Diamondback Energy Inc, Cl A	10,913	1,496
Dorian LPG Ltd *	13,650	198
Earthstone Energy Inc, Cl A *	55,739	704
Enviva (B)	8,399	665
Expro Group Holdings *	36,669	652
Falcon Minerals Corp	19,200	129
Frontline Ltd *(A)	56,482	497
Gevo *	108,970	510
Golar LNG Ltd *	37,805	937
Helmerich & Payne Inc	33,800	1,446
International Seaways Inc	19,210	347
Magnolia Oil & Gas Corp, Cl A	25,109	594
Matador Resources Co	11,714	621
Murphy Oil Corp	16,009	647
Nabors Industries Ltd *	4,203	642
National Energy Services Reunited Corp *	16,734	141
NexTier Oilfield Solutions Inc *	77,973	720
Northern Oil and Gas	76,933	2,169
Oasis Petroleum Inc	18,178	2,659
Ovintiv Inc	34,591	1,870
Par Pacific Holdings *	31,160	406
Patterson-UTI Energy Inc	40,388	625
PDC Energy Inc, Cl A	41,146	2,990
Range Resources Corp *	18,797	571
REX American Resources Corp *	6,681	665
RPC Inc *	61,249	653
Scorpio Tankers Inc	32,688	699
Select Energy Services Inc, Cl A *	91,224	782
SFL Corp Ltd	64,286	654
SilverBow Resources Inc *	20,779	665
SM Energy Co	20,525	799
Solaris Oilfield Infrastructure Inc, Cl A	58,146	656
Southwestern Energy Co *	449,916	3,226
Talos Energy Inc *	22,790	360
Vertex Energy *(A)	53,349	530
W&T Offshore Inc *	240,870	920

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whiting Petroleum	15,888	$1,295

		49,006
Financials — 18.0%
AFC Gamma ‡	12,310	235
Amalgamated Financial Corp	19,440	349
Amerant Bancorp Inc, Cl A	21,523	680
American Equity Investment Life Holding Co	118,453	4,727
Arrow Financial Corp	5,378	174
AssetMark Financial Holdings *	62,677	1,395
Atlanticus Holdings *	10,771	558
Axos Financial Inc *	12,841	596
B Riley Financial Inc	5,941	416
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,510	179
Bank of Marin Bancorp	9,639	338
Bank of NT Butterfield & Son Ltd/The	46,002	1,651
Bank OZK	40,967	1,749
BankUnited Inc	150,443	6,613
Bankwell Financial Group Inc	18,466	625
Bridgewater Bancshares Inc *	12,880	215
Byline Bancorp Inc	42,386	1,131
Capital Bancorp Inc	9,996	229
Capstar Financial Holdings Inc	8,296	175
Carter Bankshares Inc *	15,208	264
Cathay General Bancorp	17,699	792
Central Pacific Financial Corp	19,330	539
Chimera Investment Corp ‡	115,737	1,393
CNO Financial Group Inc	186,027	4,667
Cohen & Steers Inc	26,743	2,297
Columbia Financial Inc *	28,627	616
Crawford & Co, Cl A	31,430	238
CrossFirst Bankshares *	24,550	387
Cullen/Frost Bankers Inc	4,193	580
Curo Group Holdings Corp	31,388	410
Dynex Capital Inc ‡	65,719	1,065
Enova International Inc *	8,640	328
Equity Bancshares Inc, Cl A	5,280	171
Essent Group Ltd	15,922	656
Evercore Inc, Cl A	6,221	692
EZCORP Inc, Cl A *	58,050	351
FactSet Research Systems Inc	3,268	1,419
Farmers & Merchants Bancorp	3,663	132
Farmers National Banc Corp	19,290	329
Financial Institutions Inc	11,596	349
First BanCorp/Puerto Rico	56,728	744
First Bancshares Inc/The	5,003	168
First Commonwealth Financial Corp	161,191	2,444
First Community Bankshares Inc	17,640	498
First Financial Corp/IN	5,780	250
First Internet Bancorp	11,329	487
First Interstate BancSystem Inc, Cl A	40,183	1,478
First Northwest Bancorp	16,383	362

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First of Long Island Corp/The	12,271	$239
Flushing Financial Corp	11,467	256
FNB Corp/PA	292,573	3,643
Focus Financial Partners Inc, Cl A *	11,947	546
Globe Life Inc	11,621	1,169
Green Dot Corp, Cl A *	50,353	1,384
Greenhill & Co Inc	23,187	359
Greenlight Capital Re Ltd, Cl A *	21,520	152
Hamilton Lane Inc, Cl A	15,452	1,194
Hanmi Financial Corp	23,660	582
Hanover Insurance Group Inc/The, Cl A	12,009	1,796
HarborOne Bancorp Inc	35,602	499
HBT Financial Inc	20,650	375
Hercules Capital Inc, Cl A (A)	57,884	1,046
Heritage Commerce Corp	14,671	165
Heritage Insurance Holdings Inc	25,012	179
Home BancShares Inc/AR	73,001	1,650
HomeTrust Bancshares Inc	12,200	360
Hope Bancorp Inc	39,591	637
Independent Bank Corp/MI	25,550	562
Lakeland Bancorp Inc	34,210	571
LendingClub *	27,518	434
Macatawa Bank Corp	18,306	165
MarketAxess Holdings Inc	2,969	1,010
Mercantile Bank Corp	7,270	258
Merchants Bancorp/IN	16,680	457
Metrocity Bankshares Inc	7,602	179
Metropolitan Bank Holding Corp *	10,684	1,087
MGIC Investment Corp	74,989	1,016
Morningstar Inc, Cl A	5,128	1,401
Mr Cooper Group Inc *	12,400	566
National Western Life Group Inc, Cl A	750	158
Nicolet Bankshares Inc *	13,493	1,263
NMI Holdings Inc, Cl A *	38,050	785
Northrim BanCorp Inc	4,046	176
OFG Bancorp	73,050	1,946
OFS Capital Corp	23,531	306
Old National Bancorp/IN, Cl A	182,981	2,997
Old Second Bancorp Inc	11,150	162
OP Bancorp	51,491	713
Oportun Financial Corp *	16,613	239
Oppenheimer Holdings Inc, Cl A	24,720	1,077
Origin Bancorp Inc	23,565	997
PacWest Bancorp	109,371	4,717
PCSB Financial Corp	17,970	343
Peapack-Gladstone Financial Corp	9,550	332
Peoples Bancorp Inc/OH	16,900	529
Pinnacle Financial Partners Inc	24,271	2,235
Piper Sandler Cos	4,763	625
Popular Inc	6,325	517
Preferred Bank/Los Angeles CA	8,750	648
Prosperity Bancshares Inc	20,352	1,412

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Provident Bancorp Inc	12,606	$204
Provident Financial Services Inc	22,193	519
Pzena Investment Management Inc, Cl A	57,535	461
QCR Holdings Inc	5,497	311
RBB Bancorp	20,540	482
Regional Management Corp	17,609	855
ServisFirst Bancshares Inc	14,243	1,357
South State Corp	5,585	456
StepStone Group Inc, Cl A	14,875	492
Stewart Information Services Corp	11,679	708
StoneX Group Inc *	7,177	533
Towne Bank/Portsmouth VA	20,410	611
Trean Insurance Group Inc *	37,533	176
TriState Capital Holdings Inc *	14,438	480
Umpqua Holdings Corp	222,463	4,196
Universal Insurance Holdings Inc	66,197	893
Univest Financial Corp	55,277	1,479
Virtu Financial Inc, Cl A	16,694	621
Virtus Investment Partners Inc	2,940	706
Walker & Dunlop Inc	1,373	178
Washington Federal Inc	21,117	693
Waterstone Financial Inc	41,867	810
Webster Financial Corp	12,455	699
Western Alliance Bancorp	22,681	1,878
Wintrust Financial Corp	22,570	2,097
WisdomTree Investments Inc	26,240	154

		114,304
Health Care — 10.1%
Acumen Pharmaceuticals *	30,926	121
Aerie Pharmaceuticals Inc *	20,460	186
Affimed NV *	39,680	174
Albireo Pharma Inc *	7,560	226
Allscripts Healthcare Solutions Inc *	29,141	656
AMN Healthcare Services Inc *	7,728	806
Amneal Pharmaceuticals Inc *	34,870	145
Amphastar Pharmaceuticals Inc *	43,219	1,552
AnaptysBio Inc *	38,722	958
Anika Therapeutics Inc *	8,116	204
Apyx Medical Corp *	21,770	142
Arcturus Therapeutics Holdings Inc *	30,540	823
Arcus Biosciences Inc *	11,845	374
Arcutis Biotherapeutics *	8,650	167
Atea Pharmaceuticals Inc *	82,770	598
Aveanna Healthcare Holdings *	27,960	95
Avid Bioservices Inc *	14,876	303
Avidity Biosciences Inc *	28,230	521
BioAtla *	30,910	155
BioCryst Pharmaceuticals Inc *	34,656	563
Biohaven Pharmaceutical Holding Co Ltd *	11,369	1,348
BioLife Solutions *	15,540	353
Black Diamond Therapeutics *	51,610	143
Catalyst Pharmaceuticals Inc *	189,096	1,568

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	3,582	$1,814
Co-Diagnostics Inc *(A)	168,926	1,044
Collegium Pharmaceutical Inc *	68,823	1,401
Computer Programs and Systems Inc *	8,140	280
Cross Country Healthcare Inc *	56,869	1,232
CTI BioPharma *(A)	111,265	520
Curis *	70,110	167
Cutera Inc *	14,730	1,016
Cytokinetics *	13,858	510
DermTech *	21,120	310
Eagle Pharmaceuticals Inc/DE *	18,874	934
Encompass Health Corp	23,221	1,651
Endo International PLC *	145,260	336
Ensign Group Inc/The	23,800	2,142
Envista Holdings Corp *	43,655	2,126
Evolent Health Inc, Cl A *	19,077	616
Generation Bio Co *	35,081	257
Harmony Biosciences Holdings *	11,611	565
HealthStream Inc *	10,820	216
ImmunityBio *	32,100	180
Innoviva Inc *	32,903	637
Inspire Medical Systems Inc *	2,370	608
Instil Bio *	22,100	238
Integra LifeSciences Holdings Corp *	16,522	1,062
Intra-Cellular Therapies Inc, Cl A *	14,848	909
Invacare Corp *	137,970	195
iRadimed Corp *	3,811	171
iRhythm Technologies Inc *	4,843	763
iTeos Therapeutics Inc *	31,503	1,014
IVERIC bio Inc *	31,505	530
Kezar Life Sciences *	34,302	570
Kiniksa Pharmaceuticals Ltd, Cl A *	16,451	164
Krystal Biotech Inc *	7,169	477
Lantheus Holdings Inc *	15,000	830
LeMaitre Vascular Inc	36,935	1,716
Lexicon Pharmaceuticals Inc *	65,750	137
Meridian Bioscience Inc *	17,932	466
Merit Medical Systems Inc *	10,192	678
Myriad Genetics Inc *	21,001	529
NextGen Healthcare Inc *	35,802	749
Nkarta *	26,510	302
NuVasive Inc *	12,492	708
Ocular Therapeutix *	176,843	875
Option Care Health Inc *	52,337	1,495
Organogenesis Holdings Inc, Cl A *	57,823	441
ORIC Pharmaceuticals Inc *	20,320	109
Pacira BioSciences Inc *	9,347	713
Passage Bio *	47,580	147
Personalis Inc *	63,467	520
PMV Pharmaceuticals Inc *	9,730	203
Precigen *	256,330	541
Precision BioSciences Inc *	75,383	232

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prestige Consumer Healthcare Inc, Cl A *	39,948	$2,115
Privia Health Group *	7,110	190
Prometheus Biosciences *	15,651	591
Puma Biotechnology Inc *	60,740	175
Quest Diagnostics Inc	10,745	1,471
Radius Health Inc *	25,500	225
Rigel Pharmaceuticals Inc *	131,166	392
Rubius Therapeutics Inc *	31,210	172
Sana Biotechnology Inc *	127,590	1,054
Seer Inc, Cl A *	12,760	194
Selecta Biosciences *	98,420	121
Sensus Healthcare Inc *	63,598	644
Seres Therapeutics Inc *	26,000	185
Sharps Compliance Corp *	26,790	158
Shockwave Medical Inc *	4,418	916
Sierra Oncology *	17,456	559
SIGA Technologies Inc *	86,464	613
Singular Genomics Systems *	45,680	288
STERIS PLC	8,574	2,073
Stoke Therapeutics Inc *	7,904	166
Surface Oncology Inc *	99,943	294
Sutro Biopharma Inc *	17,887	147
Syndax Pharmaceuticals Inc *	11,833	206
Syros Pharmaceuticals Inc *	77,054	92
Tenet Healthcare Corp *	16,488	1,417
US Physical Therapy Inc	10,102	1,005
Utah Medical Products Inc	1,766	159
Vanda Pharmaceuticals Inc *	17,800	201
Verve Therapeutics Inc *	8,543	195
Viemed Healthcare Inc *	98,034	488

		64,733
Industrials — 18.0%
AAR Corp *	12,004	581
ABM Industries Inc	46,319	2,133
Acacia Research Corp *	44,550	201
ACCO Brands Corp	603,282	4,826
Air Lease Corp, Cl A	36,333	1,622
Air Transport Services Group Inc *	17,431	583
Allied Motion Technologies Inc	4,925	147
Allison Transmission Holdings Inc	40,399	1,586
Altra Industrial Motion Corp	33,853	1,318
API Group *	24,979	525
Applied Industrial Technologies Inc, Cl A	7,933	814
Argan Inc	16,477	669
ASGN Inc *	6,276	732
Atkore Inc *	10,937	1,077
Atlas Air Worldwide Holdings Inc *	16,210	1,400
Barrett Business Services Inc	1,740	135
BlueLinx Holdings *	5,049	363
BWX Technologies Inc, Cl W	40,742	2,194
CACI International Inc, Cl A *	5,324	1,604
Carlisle Cos Inc	8,262	2,032

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Casella Waste Systems Inc, Cl A *	7,995	$701
CIRCOR International Inc *	27,792	740
Clean Harbors Inc *	19,171	2,140
Concrete Pumping Holdings *	19,500	131
Costamare Inc	39,644	676
Covenant Logistics Group Inc, Cl A	22,696	489
CRA International Inc	12,466	1,050
Curtiss-Wright Corp	4,104	616
Daseke Inc *	128,561	1,295
Desktop Metal, Cl A *	75,120	356
Ducommun Inc *	11,002	576
DXP Enterprises Inc/TX *	9,175	249
Eagle Bulk Shipping Inc	9,971	679
EMCOR Group Inc	15,439	1,739
Encore Wire Corp	1,078	123
Enerpac Tool Group Corp, Cl A	26,624	583
Ennis Inc	8,356	154
EnPro Industries Inc	14,196	1,387
Evoqua Water Technologies Corp *	15,372	722
First Advantage *	31,890	644
Fluor Corp *	20,343	584
Forrester Research Inc *	24,044	1,357
Forward Air Corp	7,266	710
Franklin Covey Co *	34,030	1,539
Franklin Electric Co Inc	9,039	751
Gates Industrial Corp PLC *	63,393	955
GATX	11,133	1,373
Genco Shipping & Trading Ltd	27,407	647
GFL Environmental	50,044	1,628
Global Industrial	24,258	782
GMS Inc *	15,224	758
H&E Equipment Services Inc	15,914	693
Harsco Corp *	41,457	507
Heidrick & Struggles International Inc	33,469	1,325
Helios Technologies Inc	8,987	721
Herc Holdings Inc	2,683	448
Heritage-Crystal Clean Inc *	35,376	1,048
Hexcel Corp, Cl A	16,359	973
Hillenbrand Inc	22,234	982
Hub Group Inc, Cl A *	8,676	670
Huntington Ingalls Industries Inc, Cl A	5,949	1,186
Huron Consulting Group Inc *	18,840	863
Infrastructure and Energy Alternatives Inc *	82,776	981
INNOVATE *	36,307	134
Insperity Inc, Cl A	15,228	1,529
Insteel Industries Inc	9,381	347
ITT Inc	18,871	1,419
JetBlue Airways Corp *	183,038	2,736
Kadant Inc	3,880	753
KBR Inc	16,000	876
Kelly Services Inc, Cl A	26,848	582
Kforce Inc	11,662	863

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Korn Ferry	31,875	$2,070
Landstar System Inc	9,310	1,404
Manitowoc Co Inc/The *	11,250	170
ManTech International Corp/VA, Cl A	15,587	1,343
Masonite International Corp *	12,242	1,089
Matson Inc	12,529	1,511
Matthews International Corp, Cl A	30,926	1,001
Miller Industries Inc/TN	4,949	139
MRC Global Inc *	57,760	688
Mueller Industries Inc	15,134	820
NN Inc, Cl A *	207,761	598
Nordson Corp	5,466	1,241
Northwest Pipe Co *	10,341	263
Park Aerospace Corp	39,470	515
Quanex Building Products Corp	45,933	964
Radiant Logistics Inc *	61,802	394
Regal Rexnord Corp	18,654	2,775
Resources Connection Inc	90,694	1,555
Rush Enterprises Inc, Cl A	15,879	808
Safe Bulkers Inc	42,600	203
Saia Inc *	2,861	698
Shyft Group Inc/The	12,246	442
Simpson Manufacturing Co Inc	5,912	645
Snap-on Inc	6,299	1,294
SP Plus Corp *	13,444	422
SPX FLOW Inc	12,769	1,101
Standex International Corp	24,984	2,496
Sterling Construction Co Inc *	14,870	399
Sun Country Airlines Holdings *	6,550	172
Terex Corp	14,972	534
Tetra Tech Inc	6,736	1,111
Textainer Group Holdings Ltd	26,852	1,022
Titan International Inc *	56,109	827
Titan Machinery Inc *	12,184	344
TPI Composites *	16,540	233
TriNet Group Inc *	7,977	785
Triton International Ltd	21,055	1,478
UFP Industries Inc	30,073	2,320
UniFirst Corp/MA	6,148	1,133
Univar Solutions Inc *	17,779	571
Universal Logistics Holdings Inc	8,740	176
US Xpress Enterprises Inc, Cl A *	33,200	129
Vectrus Inc *	13,330	478
Veritiv Corp *	8,700	1,162
Watts Water Technologies Inc, Cl A	4,554	636
WESCO International Inc *	16,712	2,175
WillScot Mobile Mini Holdings, Cl A *	17,180	672
Yellow Corp *	127,036	891
Zurn Water Solutions	14,021	496

		114,705
Information Technology — 12.9%
A10 Networks Inc	123,557	1,724

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alkami Technology *	15,740	$225
Alpha & Omega Semiconductor Ltd *	10,359	566
Ambarella Inc *	4,484	470
Arlo Technologies *	72,605	643
AudioCodes Ltd	47,404	1,211
Aviat Networks *	15,520	478
Avid Technology Inc *	21,927	765
Axcelis Technologies Inc *	20,870	1,576
AXT Inc *	33,424	235
Belden Inc	28,616	1,585
Benefitfocus Inc *	14,334	181
Box Inc, Cl A *	48,867	1,420
Broadridge Financial Solutions Inc	8,369	1,303
BTRS Holdings, Cl 1 *	25,900	194
Cantaloupe *	20,511	139
Casa Systems Inc *	49,606	224
Cass Information Systems Inc	8,830	326
ChannelAdvisor Corp *	14,400	239
Clearfield *	9,687	632
CMC Materials Inc	2,330	432
Cognex Corp	11,688	902
Concentrix Corp	2,303	384
CSG Systems International Inc	22,020	1,400
Digi International Inc *	29,171	628
Diodes Inc *	8,213	714
eGain Corp *	26,931	312
EMCORE Corp *	41,170	152
ePlus Inc *	11,629	652
ExlService Holdings Inc *	14,121	2,023
Extreme Networks Inc *	92,298	1,127
Fabrinet *	7,350	773
Hackett Group Inc/The	54,377	1,254
Harmonic Inc, Cl A *	108,914	1,012
I3 Verticals Inc, Cl A *	8,772	244
Ichor Holdings Ltd *	11,880	423
Information Services Group Inc	95,611	651
International Money Express Inc *	85,903	1,770
Jack Henry & Associates Inc	8,913	1,756
Juniper Networks Inc	19,745	734
Kimball Electronics Inc *	7,649	153
Kulicke & Soffa Industries Inc	30,242	1,694
Lattice Semiconductor Corp *	12,377	754
Limelight Networks Inc *	125,489	655
Littelfuse Inc	5,941	1,482
Lumentum Holdings Inc *	22,592	2,205
MACOM Technology Solutions Holdings Inc *	19,172	1,148
MaxLinear, Cl A *	21,052	1,228
Mitek Systems Inc *	15,216	223
NetScout Systems Inc *	21,767	698
NVE Corp	14,841	808
ON24 *	11,140	147

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Onto Innovation Inc *	14,138	$1,228
PDF Solutions Inc *	41,472	1,156
Photronics Inc *	237,650	4,033
Power Integrations Inc	28,212	2,615
Pure Storage Inc, Cl A *	19,759	698
Qualys Inc *	5,648	804
Rackspace Technology Inc *(A)	119,969	1,339
Rambus Inc *	27,535	878
Rimini Street Inc *	94,083	546
Rogers Corp *	6,897	1,874
ScanSource Inc *	5,410	188
SecureWorks Corp, Cl A *	10,929	145
Semtech Corp *	9,074	629
Silicon Motion Technology Corp ADR	30,113	2,012
SiTime Corp *	5,615	1,392
SMART Global Holdings Inc *	21,962	567
Sprout Social Inc, Cl A *	7,137	572
SPS Commerce Inc *	4,889	641
StarTek Inc *	50,382	223
Super Micro Computer Inc *	146,085	5,561
Switch Inc, Cl A	57,423	1,770
Synaptics Inc *	7,212	1,439
Tenable Holdings Inc *	14,951	864
TTEC Holdings Inc	14,764	1,218
Universal Display Corp	8,445	1,410
Veeco Instruments Inc *	39,185	1,065
Viant Technology, Cl A *	30,650	201
Viavi Solutions Inc *	105,068	1,690
Vishay Intertechnology Inc	69,208	1,356
Vishay Precision Group Inc *	32,870	1,057
Zeta Global Holdings Corp, Cl A *	47,883	611
Zuora Inc, Cl A *	35,700	535

		82,991
Materials — 5.6%
AdvanSix Inc	10,560	540
Alamos Gold Inc, Cl A	70,604	594
Allegheny Technologies Inc *	22,186	595
Alpha Metallurgical Resources *	5,300	699
American Vanguard Corp, Cl B	13,290	270
Avient Corp	3,392	163
Axalta Coating Systems Ltd *	33,500	823
Cabot Corp	29,430	2,013
Century Aluminum Co *	73,547	1,935
Chase	640	56
Commercial Metals Co, Cl A	113,867	4,739
Hawkins Inc	5,214	239
Huntsman Corp	20,171	757
Ingevity Corp *	11,751	753
Innospec Inc	13,932	1,289
Koppers Holdings Inc	6,652	183
Kronos Worldwide Inc	53,092	824
Livent Corp *	75,680	1,973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LSB Industries Inc *	62,269	$1,360
Materion Corp	8,892	762
MP Materials *(A)	9,987	573
O-I Glass Inc, Cl I *	79,957	1,054
Quaker Chemical Corp	6,099	1,054
Ramaco Resources Inc	71,468	1,129
Reliance Steel & Aluminum Co	12,620	2,314
Ryerson Holding Corp	44,084	1,544
Sealed Air Corp	11,119	745
Silgan Holdings Inc	29,311	1,355
SunCoke Energy Inc	162,960	1,452
TimkenSteel Corp *	28,156	616
Tredegar Corp	18,730	225
United States Steel Corp	17,561	663
Valvoline Inc	36,751	1,160
Warrior Met Coal Inc	34,709	1,288

		35,739
Real Estate — 3.8%
Acadia Realty Trust ‡	30,187	654
American Campus Communities Inc ‡	25,672	1,437
Ashford Hospitality Trust *‡	25,110	256
Corporate Office Properties Trust ‡	24,874	710
EastGroup Properties Inc ‡	5,535	1,125
eXp World Holdings Inc ‡(A)	52,309	1,107
Fathom Holdings *‡	12,766	137
First Industrial Realty Trust Inc ‡	7,905	490
Forestar Group Inc *‡	46,812	831
Gladstone Land Corp ‡	16,301	594
Independence Realty Trust ‡	45,780	1,211
Innovative Industrial Properties Inc, Cl A ‡	7,625	1,566
Kennedy-Wilson Holdings Inc ‡	97,842	2,386
LXP Industrial Trust, Cl B ‡	53,636	842
Marcus & Millichap Inc ‡	13,957	735
National Storage Affiliates Trust ‡	13,915	873
Newmark Group Inc, Cl A ‡	195,435	3,111
NexPoint Residential Trust Inc ‡	35,911	3,243
Outfront Media Inc ‡	29,255	832
RE/MAX Holdings Inc, Cl A ‡	5,360	149
Rexford Industrial Realty Inc ‡	5,563	415
RPT Realty ‡	44,817	617
St Joe Co/The ‡	10,350	613
Tejon Ranch Co *	11,019	201
Urstadt Biddle Properties Inc, Cl A ‡	11,050	208

		24,343
Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	113,687	1,764
Artesian Resources Corp, Cl A	5,926	288
Black Hills Corp, Cl A	14,315	1,103
IDACORP Inc, Cl A	11,518	1,329
Otter Tail Corp	13,675	855
Portland General Electric Co	59,502	3,281

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pure Cycle Corp *	21,905	$263
Spire Inc	10,915	783
Unitil Corp	7,236	361
Via Renewables Inc, Cl A	39,118	322

		10,349
Total Common Stock
(Cost $506,385) ($ Thousands)		624,564

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
0.300% **†(C)	15,173,456	15,175

Total Affiliated Partnership
(Cost $15,174) ($ Thousands)		15,175

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	13,881,999	13,882

Total Cash Equivalent
(Cost $13,882) ($ Thousands)		13,882

Total Investments in Securities — 102.3%
(Cost $535,441) ($ Thousands)		$653,621

Percentages are based on a Net Assets of $638,680 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $14,296 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $665 ($ Thousands), or 0.1% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $15,175 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	624,564	–	–	624,564
Affiliated Partnership	–	15,175	–	15,175
Cash Equivalent	13,882	–	–	13,882
Total Investments in Securities	638,446	15,175	–	653,621

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 03/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,536	$42,445	$(42,805)	$(1)	$—	$15,175	15,173,456	$28	$—
SEI Daily Income Trust, Government Fund, Cl F	6,482	95,740	(88,340)	—	—	13,882	13,881,999	1	—
Totals	$22,018	$138,185	$(131,145)	$(1)	$—	$29,057		$29	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Value Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 6.1%
AMC Networks Inc, Cl A *	20,653	$839
Audacy Inc, Cl A *	82,881	240
Cars.com Inc *	42,095	607
Cinemark Holdings Inc *	179,162	3,096
Entravision Communications Corp, Cl A	19,817	127
Gray Television Inc	46,957	1,036
IDT Corp, Cl B *	1,416	48
John Wiley & Sons Inc, Cl A	59,491	3,155
Liberty TripAdvisor Holdings Inc, Cl A *	27,691	57
Lions Gate Entertainment Corp, Cl A *(A)	189,515	3,080
Nexstar Media Group Inc, Cl A	41,990	7,914
Scholastic Corp, Cl B	8,113	327
Telephone and Data Systems Inc	30,563	577
Telesat Corp *	4,164	69
Yelp Inc, Cl A *	5,085	173
Ziff Davis Inc *	57,539	5,569

		26,914
Consumer Discretionary — 11.1%
Aaron's Co Inc/The	35,883	721
American Axle & Manufacturing Holdings Inc *	84,183	653
American Eagle Outfitters Inc (A)	166,688	2,800
Bassett Furniture Industries Inc	3,083	51
Big 5 Sporting Goods Corp (A)	6,921	119
Big Lots Inc	20,958	725
Biglari Holdings Inc, Cl B *	332	48
Bloomin' Brands Inc	105,963	2,325
Brinker International Inc *	53,480	2,041
Carter's Inc	15,684	1,443
Cato Corp/The, Cl A	6,012	88
Dana Inc	58,292	1,024
Dave & Buster's Entertainment Inc *	9,966	489
Dick's Sporting Goods Inc	8,899	890
Ethan Allen Interiors Inc	18,068	471
Fossil Group Inc *	13,698	132

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genesco Inc *	10,333	$657
G-III Apparel Group Ltd *	32,101	868
Goodyear Tire & Rubber Co/The *	90,384	1,292
Group 1 Automotive Inc	10,117	1,698
H&R Block Inc	46,398	1,208
Haverty Furniture Cos Inc	29,997	823
Helen of Troy Ltd *	8,750	1,714
Hibbett Inc	8,744	388
KB Home	23,651	766
Laureate Education Inc, Cl A *	7,838	93
La-Z-Boy Inc, Cl Z	33,499	883
Lithia Motors Inc, Cl A	13,834	4,152
Macy's Inc	25,693	626
MarineMax Inc *	6,515	262
MDC Holdings Inc	27,854	1,054
Meritage Homes Corp *	13,815	1,095
Modine Manufacturing Co *	199,219	1,795
Murphy USA Inc	4,224	845
ODP Corp/The *	20,477	938
Perdoceo Education Corp *	21,965	252
Rent-A-Center Inc/TX	13,868	349
Sally Beauty Holdings Inc *	58,486	914
Shoe Carnival Inc	1,654	48
Signet Jewelers Ltd	2,876	209
Skechers USA Inc, Cl A *	8,688	354
Sleep Number Corp *	5,573	283
Smith & Wesson Brands Inc	15,629	237
Sonic Automotive Inc, Cl A	25,792	1,096
Sturm Ruger & Co Inc	8,809	613
Taylor Morrison Home Corp, Cl A *	39,040	1,063
Tri Pointe Homes Inc *	90,501	1,817
Tupperware Brands Corp *	32,959	641
Urban Outfitters Inc *	24,246	609
Vera Bradley Inc *	223,781	1,716
Victoria's Secret & Co *	57,642	2,961
Vista Outdoor Inc *	2,670	95
Zumiez Inc *	5,915	226

		48,660
Consumer Staples — 3.6%
Coca-Cola Consolidated Inc	2,234	1,110
Edgewell Personal Care Co	29,211	1,071
Energizer Holdings Inc	25,335	779
Ingles Markets Inc, Cl A	17,998	1,603
Ingredion Inc	10,500	915
Nature's Sunshine Products Inc *	3,728	63
Nu Skin Enterprises Inc, Cl A	15,992	766
Oil-Dri Corp of America	767	22
Seneca Foods Corp, Cl A *	2,096	108
SpartanNash Co	52,618	1,736
Spectrum Brands Holdings Inc	43,721	3,879
Sprouts Farmers Market Inc *	53,486	1,711
TreeHouse Foods Inc *	9,400	303

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Corp/VA	20,714	$1,203
Village Super Market Inc, Cl A	15,813	387
Weis Markets Inc	5,072	362

		16,018
Energy — 7.0%
Arch Resources Inc	1,717	236
Berry Corp	20,192	208
Bristow Group *	5,698	211
California Resources	11,200	501
Centrus Energy, Cl A *	1,232	41
Chesapeake Energy Corp	16,273	1,416
CNX Resources Corp *	7,097	147
Comstock Resources *	69,595	908
CONSOL Energy Inc *	9,498	357
Delek US Holdings Inc *	178,733	3,793
DHT Holdings Inc	43,347	251
Dorian LPG Ltd *	11,812	171
DT Midstream Inc	42,344	2,298
Helix Energy Solutions Group Inc *	31,169	149
HF Sinclair Corp *	58,788	2,343
Magnolia Oil & Gas Corp, Cl A	127,855	3,024
National Energy Services Reunited Corp *	60,681	510
Oasis Petroleum Inc	6,100	892
PDC Energy Inc, Cl A	30,352	2,206
Peabody Energy Corp *	18,377	451
Rattler Midstream LP (B)	88,527	1,237
REX American Resources Corp *	700	70
SFL Corp Ltd	73,295	746
Southwestern Energy Co *	417,125	2,991
Viper Energy Partners LP (B)	89,621	2,650
W&T Offshore Inc *	198,511	758
Whiting Petroleum	7,989	651
World Fuel Services Corp	42,895	1,160

		30,376
Financials — 24.3%
Amalgamated Financial Corp	4,740	85
A-Mark Precious Metals *	2,836	219
American Equity Investment Life Holding Co	87,005	3,472
American National Group Inc	5,892	1,114
Apollo Commercial Real Estate Finance Inc ‡	30,011	418
Arbor Realty Trust Inc ‡	74,360	1,269
Associated Banc-Corp	79,983	1,820
Assured Guaranty Ltd	11,112	708
Axis Capital Holdings Ltd	16,951	1,025
B Riley Financial Inc	8,061	564
Banco Latinoamericano de Comercio Exterior SA, Cl E	42,011	655
BankUnited Inc	71,974	3,164
Bar Harbor Bankshares	4,295	123
BGC Partners Inc, Cl A	577,900	2,543

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blue Ridge Bankshares	5,854	$89
Business First Bancshares Inc	6,100	148
Camden National Corp	22,847	1,075
Capital Bancorp Inc	2,753	63
Capstar Financial Holdings Inc	4,690	99
Carter Bankshares Inc *	9,529	166
Cathay General Bancorp	28,821	1,290
Central Pacific Financial Corp	19,941	556
Civista Bancshares Inc	4,598	111
CNB Financial Corp/PA	5,249	138
CNO Financial Group Inc	251,179	6,302
Columbia Banking System Inc	81,666	2,635
Community Trust Bancorp Inc	11,246	463
CoreCivic Inc *‡	21,375	239
Cowen Inc, Cl A	8,497	230
Crawford & Co, Cl A	5,820	44
Customers Bancorp Inc *	11,772	614
Donegal Group Inc, Cl A	1,187	16
Donnelley Financial Solutions Inc *	9,066	302
Enact Holdings *	4,921	109
Enova International Inc *	11,068	420
EZCORP Inc, Cl A *	15,967	96
Federal Agricultural Mortgage Corp, Cl C	8,554	928
Federated Hermes Inc, Cl B	29,804	1,015
Financial Institutions Inc	5,000	151
First BanCorp/Puerto Rico	55,241	725
First Bank	5,328	76
First Busey Corp	14,310	363
First Commonwealth Financial Corp	184,657	2,799
First Financial Corp/IN	3,662	158
First Horizon Corp	34,316	806
First Internet Bancorp	3,094	133
First Merchants Corp	53,336	2,219
Flagstar Bancorp Inc	23,048	977
Flushing Financial Corp	52,314	1,169
FNB Corp/PA	260,600	3,244
FS Bancorp Inc	2,368	73
FS KKR Capital Corp	34,292	783
Fulton Financial Corp	68,912	1,145
GAMCO Investors Inc, Cl A	2,021	45
Genworth Financial Inc, Cl A *	155,025	586
Great Southern Bancorp Inc	7,642	451
Green Dot Corp, Cl A *	35,461	974
Greenlight Capital Re Ltd, Cl A *	9,501	67
Hancock Whitney Corp, Cl A	34,122	1,779
Hanmi Financial Corp	32,533	801
Hanover Insurance Group Inc/The, Cl A	6,673	998
HarborOne Bancorp Inc	49,254	691
HBT Financial Inc	4,307	78
Hercules Capital Inc, Cl A	53,213	962
Heritage Insurance Holdings Inc	8,487	61
Hilltop Holdings Inc	45,744	1,345

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Bancorp Inc	2,407	$98
HomeStreet Inc	24,499	1,161
Hope Bancorp Inc	106,379	1,711
Independent Bank Corp/MI	6,527	144
Invesco Mortgage Capital Inc ‡(A)	214,093	488
Investors Bancorp Inc	105,587	1,576
Kearny Financial Corp/MD	55,694	717
Luther Burbank Corp	5,628	75
Merchants Bancorp/IN	6,916	189
MFA Financial Inc ‡	158,170	637
MGIC Investment Corp	69,400	940
Mid Penn Bancorp Inc	2,996	80
Midland States Bancorp Inc	6,748	195
MidWestOne Financial Group Inc	4,386	145
Navient Corp	66,037	1,125
New Mountain Finance Corp	39,866	552
New Residential Investment Corp ‡	126,001	1,383
Northrim BanCorp Inc	2,043	89
OceanFirst Financial Corp	15,000	302
OFG Bancorp	128,960	3,435
Old National Bancorp/IN, Cl A	175,071	2,868
Oppenheimer Holdings Inc, Cl A	5,744	250
Orrstown Financial Services Inc	3,706	85
Pacific Premier Bancorp Inc	53,290	1,884
PacWest Bancorp	205,737	8,873
Peapack-Gladstone Financial Corp	5,631	196
PennantPark Investment Corp	70,604	549
PennyMac Financial Services Inc	12,591	670
PennyMac Mortgage Investment Trust ‡	55,820	943
Peoples Bancorp Inc/OH	17,717	555
Peoples Financial Services Corp	2,329	118
Popular Inc	20,194	1,651
QCR Holdings Inc	4,995	283
Radian Group Inc	95,708	2,126
RBB Bancorp	4,906	115
Redwood Trust Inc ‡	47,809	503
Republic Bancorp Inc/KY, Cl A	10,785	485
Republic First Bancorp Inc *	13,454	69
Sculptor Capital Management Inc, Cl A *(B)	8,025	112
Sierra Bancorp	4,596	115
Simmons First National Corp, Cl A	43,370	1,137
SiriusPoint Ltd *	22,552	169
SmartFinancial Inc	2,299	59
South Plains Financial Inc	3,554	94
Spirit of Texas Bancshares Inc	4,058	107
Starwood Property Trust Inc ‡	161,434	3,902
Stewart Information Services Corp	1,532	93
Summit Financial Group Inc	3,790	97
Synovus Financial Corp	17,731	869
Tiptree Inc	8,692	112
Two Harbors Investment Corp ‡	49,203	272
Umpqua Holdings Corp	156,729	2,956

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Insurance Holdings Corp	8,099	$27
Universal Insurance Holdings Inc	25,705	347
Western Asset Mortgage Capital Corp ‡	31,327	54
Zions Bancorp NA	13,214	866

		106,639
Health Care — 5.3%
Alkermes PLC *	1,146	30
Amneal Pharmaceuticals Inc *	104,939	438
Atea Pharmaceuticals Inc *	5,280	38
Catalyst Pharmaceuticals Inc *	27,542	228
Co-Diagnostics Inc *(A)	116,824	722
Collegium Pharmaceutical Inc *	55,426	1,129
Computer Programs and Systems Inc *	20,363	702
Eagle Pharmaceuticals Inc/DE *	3,458	171
Emergent BioSolutions *	4,989	205
Endo International PLC *	104,583	242
Enovis Corp *	118,401	4,711
Fulgent Genetics Inc *	6,173	385
Innoviva Inc *	99,124	1,918
Ironwood Pharmaceuticals Inc, Cl A *	170,352	2,143
iTeos Therapeutics Inc *	6,770	218
MEDNAX Inc *	16,321	383
National HealthCare Corp	3,566	250
NextGen Healthcare Inc *	13,285	278
Owens & Minor Inc	23,121	1,018
Patterson Cos Inc	16,197	524
Prestige Consumer Healthcare Inc, Cl A *	24,063	1,274
Retractable Technologies Inc *	6,968	33
Select Medical Holdings Corp	67,571	1,621
Sharps Compliance Corp *	6,058	36
Syneos Health Inc, Cl A *	46,501	3,764
Utah Medical Products Inc	1,015	91
Vanda Pharmaceuticals Inc *	81,088	917

		23,469
Industrials — 13.5%
ABM Industries Inc	37,600	1,731
ACCO Brands Corp	540,106	4,321
Allison Transmission Holdings Inc	27,486	1,079
American Woodmark Corp *	7,405	362
Apogee Enterprises Inc	16,789	797
ArcBest Corp	19,580	1,576
Argan Inc	5,193	211
Atkore Inc *	20,035	1,972
Atlas Air Worldwide Holdings Inc *	30,643	2,647
Beacon Roofing Supply Inc *	397	24
Boise Cascade Co	11,842	823
BWX Technologies Inc, Cl W	52,333	2,819
Costamare Inc	13,883	237
Covenant Logistics Group Inc, Cl A	3,762	81
Crane Co, Cl A	11,713	1,268
Deluxe Corp	14,236	430

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eagle Bulk Shipping Inc	2,647	$180
EMCOR Group Inc	12,134	1,367
Encore Wire Corp	4,462	509
Ennis Inc	24,415	451
Fluor Corp *	16,945	486
Genco Shipping & Trading Ltd	10,261	242
GXO Logistics Inc *	33,825	2,413
Hawaiian Holdings Inc *	28,192	555
Heidrick & Struggles International Inc	6,004	238
Hillenbrand Inc	50,339	2,223
Hub Group Inc, Cl A *	1,102	85
IAA Inc *	23,929	915
Interface Inc, Cl A	42,614	578
JetBlue Airways Corp *	128,503	1,921
Kaman Corp, Cl A	36,768	1,599
KAR Auction Services Inc *	182,889	3,301
Kelly Services Inc, Cl A	45,013	976
Kforce Inc	1,372	101
ManpowerGroup Inc	8,010	752
Matson Inc	3,755	453
Matthews International Corp, Cl A	21,107	683
MDU Resources Group Inc	42,508	1,133
Mesa Air Group Inc *	10,833	48
Miller Industries Inc/TN	2,469	70
Moog Inc, Cl A	13,952	1,225
MRC Global Inc *	9,307	111
Mueller Industries Inc	19,260	1,043
NN Inc, Cl A *	142,749	411
Park-Ohio Holdings Corp	11,948	168
Preformed Line Products Co	972	62
Primoris Services Corp	38,234	911
Quanex Building Products Corp	9,039	190
Resources Connection Inc	5,627	96
Rush Enterprises Inc, Cl A	19,398	988
Rush Enterprises Inc, Cl B	1,900	92
Ryder System Inc	11,404	905
Safe Bulkers Inc	16,916	81
SkyWest Inc *	11,100	320
Steelcase Inc, Cl A	616	7
Timken Co/The	16,716	1,015
Titan Machinery Inc *	5,761	163
Triton International Ltd	26,923	1,889
TrueBlue Inc *	13,677	395
Tutor Perini Corp *	11,956	129
UFP Industries Inc	3,950	305
Vectrus Inc *	5,393	193
Veritiv Corp *	629	84
Wabash National Corp	49,949	741
Werner Enterprises Inc	26,535	1,088
WESCO International Inc *	14,696	1,913
XPO Logistics Inc *	41,317	3,008

		59,190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 10.5%
ACI Worldwide Inc *	116,511	$3,669
Amkor Technology Inc	123,239	2,677
Avaya Holdings Corp *	29,245	370
Avnet Inc	23,714	963
Benchmark Electronics Inc	38,798	971
Cirrus Logic Inc *	6,577	558
Cognyte Software Ltd *	101,491	1,148
Conduent Inc *	52,230	269
CSG Systems International Inc	17,466	1,110
Daktronics Inc *	11,475	44
Diodes Inc *	10,089	878
Ebix Inc	9,807	325
EchoStar Corp, Cl A *	11,616	283
Euronet Worldwide Inc *	18,041	2,348
Insight Enterprises Inc *	12,285	1,318
Jabil Inc	34,789	2,147
Kimball Electronics Inc *	954	19
Lumentum Holdings Inc *	8,337	814
Methode Electronics Inc	25,796	1,116
NCR Corp *	24,070	967
NETGEAR Inc *	8,504	210
NetScout Systems Inc *	13,643	438
Photronics Inc *	130,454	2,214
Rimini Street Inc *	7,649	44
Sanmina Corp *	57,070	2,307
ScanSource Inc *	17,671	615
Silicon Motion Technology Corp ADR	80,076	5,351
SMART Global Holdings Inc *	3,166	82
StarTek Inc *	8,352	37
Super Micro Computer Inc *	83,519	3,180
TD SYNNEX	10,047	1,037
Teledyne Technologies Inc *	4,501	2,127
TTM Technologies Inc *	68,736	1,019
Unisys Corp *	5,249	113
Verint Systems Inc *	64,080	3,313
Vishay Intertechnology Inc	91,407	1,791
Xperi Holding Corp	31,871	552

		46,424
Materials — 8.3%
AdvanSix Inc	26,096	1,333
Alamos Gold Inc, Cl A	47,103	397
Ashland Global Holdings Inc	34,772	3,422
Axalta Coating Systems Ltd *	122,788	3,018
Cabot Corp	12,346	845
Century Aluminum Co *	33,953	893
Chemours Co/The	23,284	733
Clearwater Paper Corp *	4,709	132
Commercial Metals Co, Cl A	108,958	4,535
FMC Corp	29,497	3,881
FutureFuel Corp	8,285	81
Greif Inc, Cl A	30,113	1,959

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntsman Corp	31,497	$1,181
Ingevity Corp *	11,011	705
Koppers Holdings Inc	27,212	749
Kronos Worldwide Inc	1,434	22
Louisiana-Pacific Corp	13,430	834
Minerals Technologies Inc	1,214	80
O-I Glass Inc, Cl I *	55,028	725
Rayonier Advanced Materials Inc *	20,369	134
Resolute Forest Products Inc *	90,972	1,174
Schnitzer Steel Industries Inc, Cl A	14,969	778
Schweitzer-Mauduit International Inc	15,151	417
Silgan Holdings Inc	134,866	6,235
SunCoke Energy Inc	24,702	220
TimkenSteel Corp *	8,192	179
Tredegar Corp	8,765	105
Trinseo PLC	14,911	715
Valhi Inc	1,055	31
Warrior Met Coal Inc	14,117	524
Worthington Industries Inc	12,294	632

		36,669
Real Estate — 7.2%
Acadia Realty Trust ‡	1,711	37
Alexander & Baldwin Inc ‡	11,983	278
American Assets Trust Inc ‡	23,777	901
Brandywine Realty Trust ‡	64,071	906
Brixmor Property Group Inc ‡	23,666	611
CareTrust Inc ‡	24,788	478
Chatham Lodging Trust *‡	49,254	679
City Office Inc ‡	31,760	561
Corporate Office Properties Trust ‡	26,549	758
CTO Realty Growth Inc ‡	1,705	113
DiamondRock Hospitality Co *‡	6,801	69
Diversified Healthcare Trust ‡	48,583	155
Franklin Street Properties Corp ‡	99,335	586
Gaming and Leisure Properties Inc ‡	95,498	4,482
Global Net Lease Inc ‡	34,674	545
Hersha Hospitality Trust, Cl A *‡	34,997	318
Howard Hughes Corp/The *‡	20,179	2,091
Industrial Logistics Properties Trust ‡	40,027	907
Kite Realty Group Trust ‡	45,271	1,031
LXP Industrial Trust, Cl B ‡	3,503	55
Medical Properties Trust Inc ‡	208,923	4,417
Newmark Group Inc, Cl A ‡	177,141	2,820
Office Properties Income Trust ‡	21,409	551
Paramount Group Inc ‡	2,496	27
Pebblebrook Hotel Trust ‡	4,494	110
Piedmont Office Realty Trust Inc, Cl A ‡	73,033	1,258
PotlatchDeltic Corp ‡	17,526	924
Realogy Holdings Corp *	35,243	553
Retail Value Inc *‡	4,979	15
RLJ Lodging Trust ‡	19,162	270
Sabra Health Care Inc ‡	124,988	1,861

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Properties Trust ‡	30,253	$267
SITE Centers Corp ‡	4,500	75
Summit Hotel Properties Inc *‡	4,100	41
Sunstone Hotel Investors Inc *‡	18,735	221
Tanger Factory Outlet Centers Inc ‡	65,177	1,120
Uniti Group Inc ‡	87,353	1,202
Urstadt Biddle Properties Inc, Cl A ‡	8,782	165
Xenia Hotels & Resorts Inc *‡	5,988	115

		31,573
Utilities — 0.8%
National Fuel Gas Co	29,858	2,051
Northwest Natural Holding Co	6,391	331
Portland General Electric Co	9,978	550
Southwest Gas Holdings Inc	3,316	260
Unitil Corp	1,500	75
Via Renewables Inc, Cl A	4,287	35

		3,302
Total Common Stock
(Cost $324,928) ($ Thousands)		429,234

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
0.300% **†(C)	6,841,400	6,844

Total Affiliated Partnership
(Cost $6,842) ($ Thousands)		6,844

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	10,126,575	10,127

Total Cash Equivalent
(Cost $10,127) ($ Thousands)		10,127

Total Investments in Securities — 101.5%
(Cost $341,897) ($ Thousands)		$446,205

Percentages are based on a Net Assets of $439,486 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $4,374 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $3,999 ($ Thousands), or 0.9% of Net Assets (See Note 2).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $6,844 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	429,234	–	–	429,234
Affiliated Partnership	–	6,844	–	6,844
Cash Equivalent	10,127	–	–	10,127
Total Investments in Securities	439,361	6,844	–	446,205

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,204	$16,461	$(16,816)	$(5)	$—	$6,844	6,841,400	$10	$—
SEI Daily Income Trust, Government Fund, Cl F	10,633	45,135	(45,641)	—	—	10,127	10,126,575	1	—
Totals	$17,837	$61,596	$(62,457)	$(5)	$—	$16,971		$11	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Growth Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 1.9%
Cargurus Inc, Cl A *	17,519	$744
Cars.com Inc *	45,612	658
Clear Channel Outdoor Holdings Inc, Cl A *	191,974	664
Gogo Inc *(A)	46,470	886
Nexstar Media Group Inc, Cl A	3,048	575
Reservoir Media *(A)	67,063	659
Sinclair Broadcast Group Inc, Cl A	26,180	734
TechTarget Inc *	3,042	247
WideOpenWest Inc *	5,875	102
Yelp Inc, Cl A *	13,028	444
Ziff Davis Inc *	7,068	684
ZipRecruiter, Cl A *	46,604	1,071

		7,468
Consumer Discretionary — 10.5%
2U Inc *	62,113	825
Arko Corp	56,744	516
Asbury Automotive Group Inc *	6,354	1,018
Bluegreen Vacations Holding, Cl A *	3,060	90
Boyd Gaming Corp	7,505	494
Canada Goose Holdings Inc *	12,417	327
Carriage Services Inc	13,938	743
Carter's Inc	7,500	690
Century Communities Inc	6,246	335
Clarus Corp	46,387	1,057
Cooper-Standard Holdings Inc *	30,074	264
Crocs Inc *	2,634	201
Dave & Buster's Entertainment Inc *	12,206	599
Dutch Bros, Cl A *(A)	6,490	359
Everi Holdings Inc *	50,983	1,071
Frontdoor *	87,766	2,620
Funko Inc, Cl A *	37,496	647
Golden Entertainment Inc *	12,947	752
Grand Canyon Education Inc *	20,083	1,950

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gray Television Inc	29,539	$652
Hanesbrands Inc	111,290	1,657
Hyatt Hotels Corp, Cl A *	4,648	444
Macy's Inc	29,043	707
Malibu Boats Inc, Cl A *	8,714	505
MarineMax Inc *	10,740	432
Mattel Inc *	20,861	463
Monarch Casino & Resort Inc *	5,871	512
Movado Group Inc	12,616	493
Murphy USA Inc	4,113	822
Oxford Industries Inc, Cl A	7,717	698
Papa John's International Inc, Cl A	8,776	924
Patrick Industries Inc	13,191	795
PlayAGS Inc *	186,766	1,246
Red Rock Resorts Inc, Cl A	23,798	1,156
RH *	371	121
Sally Beauty Holdings Inc *	153,235	2,395
SeaWorld Entertainment Inc *	12,283	914
Shoe Carnival Inc	35,134	1,024
Shutterstock Inc	6,635	618
Signet Jewelers Ltd	11,276	820
Skechers USA Inc, Cl A *	68,510	2,792
Skyline Champion Corp *	4,748	261
Sonic Automotive Inc, Cl A	8,437	359
Sonos Inc *	11,322	319
Standard Motor Products Inc	11,476	495
Stoneridge Inc *	23,102	480
Stride Inc *	28,204	1,025
Taylor Morrison Home Corp, Cl A *	45,937	1,250
Vista Outdoor Inc *	40,169	1,434
Winnebago Industries	5,121	277
Xponential Fitness, Cl A *	15,137	355

		41,003
Consumer Staples — 1.7%
Andersons Inc/The	20,639	1,037
BJ's Wholesale Club Holdings Inc *	5,995	406
Central Garden & Pet Co, Cl A *	9,272	408
Hostess Brands Inc, Cl A *	28,397	623
MGP Ingredients Inc (A)	15,412	1,319
Nu Skin Enterprises Inc, Cl A	11,264	539
Performance Food Group Co *	9,746	496
Sprouts Farmers Market Inc *	17,665	565
Turning Point Brands Inc	17,297	588
United Natural Foods Inc *	16,655	689

		6,670
Energy — 7.9%
Antero Resources Corp *	25,854	789
Cactus Inc, Cl A	10,504	596
California Resources	26,237	1,173
Centennial Resource Development Inc/DE, Cl A *	189,010	1,525

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chesapeake Energy Corp	27,628	$2,404
Earthstone Energy Inc, Cl A *	57,939	732
Enviva (B)	6,945	550
Frontline Ltd *	62,699	552
Laredo Petroleum *	9,854	780
Magnolia Oil & Gas Corp, Cl A	74,697	1,767
Matador Resources Co	44,432	2,354
Murphy Oil Corp	15,507	627
NexTier Oilfield Solutions Inc *	130,972	1,210
Northern Oil and Gas	40,184	1,133
Oasis Petroleum Inc	7,285	1,066
Oceaneering International Inc, Cl A *	82,466	1,250
Ovintiv Inc	35,775	1,934
Patterson-UTI Energy Inc	66,243	1,025
PBF Energy Inc, Cl A *	39,817	970
PDC Energy Inc, Cl A	24,941	1,813
Peabody Energy Corp *	4,806	118
Range Resources Corp *	15,151	460
Ranger Oil, Cl A *	20,368	703
RPC Inc *	109,893	1,172
Select Energy Services Inc, Cl A *	62,973	540
SM Energy Co	20,658	805
Southwestern Energy Co *	81,699	586
Vertex Energy *(A)	37,032	368
Whiting Petroleum	23,792	1,939

		30,941
Financials — 8.4%
Amerant Bancorp Inc, Cl A	5,820	184
Arbor Realty Trust Inc ‡	15,257	260
Associated Banc-Corp	53,333	1,214
Atlantic Union Bankshares	12,544	460
Axos Financial Inc *	6,738	313
Banc of California Inc	10,585	205
Banner Corp	19,298	1,130
Build Acquisition *	61,998	608
Capitol Federal Financial Inc	108,862	1,184
Cathay General Bancorp	15,691	702
Central Pacific Financial Corp	17,749	495
CNO Financial Group Inc	19,733	495
Cowen Inc, Cl A	17,226	467
Cullen/Frost Bankers Inc	2,837	393
Customers Bancorp Inc *	5,019	262
Donnelley Financial Solutions Inc *	4,635	154
Enterprise Financial Services Corp	10,772	510
First Bank	21,953	312
First Financial Bankshares Inc, Cl A	9,805	433
First Merchants Corp	12,907	537
Fulton Financial Corp	50,504	839
Great Ajax Corp ‡	53,114	623
Hancock Whitney Corp, Cl A	10,132	528
Hanmi Financial Corp	19,982	492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	5,112	$242
HBT Financial Inc	21,927	399
Home Bancorp Inc	5,751	235
HomeStreet Inc	17,553	832
Hope Bancorp Inc	48,253	776
Houlihan Lokey Inc, Cl A	15,228	1,337
LendingClub *	3,791	60
Mercantile Bank Corp	22,352	792
Metropolitan Bank Holding Corp *	5,729	583
MGIC Investment Corp	24,246	329
Mr Cooper Group Inc *	28,034	1,280
MVB Financial Corp	5,912	245
Navient Corp	33,989	579
Nicolet Bankshares Inc *	5,622	526
OceanFirst Financial Corp	29,723	597
Oportun Financial Corp *	7,954	114
Orrstown Financial Services Inc	5,121	117
Piper Sandler Cos	5,716	750
Provident Financial Services Inc	37,075	868
Radian Group Inc	16,584	368
RBB Bancorp	16,941	398
Regional Management Corp	3,650	177
RLI Corp	4,787	530
Selective Insurance Group Inc	6,978	624
ServisFirst Bancshares Inc	7,991	761
South Plains Financial Inc	8,114	216
Stewart Information Services Corp	16,157	979
Stifel Financial Corp	6,391	434
StoneX Group Inc *	4,796	356
Tishman Speyer Innovation II *	63,249	625
Towne Bank/Portsmouth VA	15,623	468
Value Creation *(C) (E)	145,600	61
Virtu Financial Inc, Cl A	13,148	489
Virtus Investment Partners Inc	1,805	433
Warrior Technologies Acquisition *	73,115	730
Washington Federal Inc	24,533	805
West BanCorp Inc	10,168	277
WisdomTree Investments Inc	168,312	988

		33,180
Health Care — 20.2%
4D Molecular Therapeutics *	38,117	576
Absci *(A)	41,628	351
ACADIA Pharmaceuticals Inc *	4,638	112
Aeglea BioTherapeutics *	78,313	180
Albireo Pharma Inc *	30,443	908
Allscripts Healthcare Solutions Inc *	52,901	1,191
AMN Healthcare Services Inc *	23,048	2,405
Amphastar Pharmaceuticals Inc *	95,390	3,425
Antares Pharma Inc *	84,886	348
Arbutus Biopharma Corp *	73,832	220
Arcus Biosciences Inc *	15,207	480

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Artivion *	46,721	$999
Arvinas Inc *	8,054	542
Avanos Medical Inc *	36,885	1,236
Avid Bioservices Inc *	19,092	389
Axogen Inc *	73,851	586
BioCryst Pharmaceuticals Inc *	43,999	715
Biohaven Pharmaceutical Holding Co Ltd *	6,986	828
C4 Therapeutics *	17,969	436
Cano Health *	65,353	415
Cardiovascular Systems Inc *	34,077	770
CareDx Inc *	45,421	1,680
Castle Biosciences Inc *	9,781	439
Catalyst Pharmaceuticals Inc *	193,752	1,606
Certara Inc *	33,351	716
Codex DNA *(A)	–	—
Collegium Pharmaceutical Inc *	19,944	406
Community Health Systems Inc *	84,727	1,006
CorVel Corp *	1,759	296
Cross Country Healthcare Inc *	51,844	1,123
CTI BioPharma *(A)	124,800	583
Cutera Inc *	8,115	560
Cytokinetics *	23,411	862
DICE Therapeutics *	24,651	472
Dynavax Technologies Corp *	72,828	789
Eagle Pharmaceuticals Inc/DE *	14,739	729
Ensign Group Inc/The	20,430	1,839
Envista Holdings Corp *	21,586	1,051
Erasca *(A)	44,827	386
Evelo Biosciences *	28,654	97
Evolent Health Inc, Cl A *	19,021	614
Halozyme Therapeutics Inc *	20,552	820
Harmony Biosciences Holdings *	8,867	431
HealthEquity Inc *	34,234	2,309
Heron Therapeutics Inc *	106,638	610
ImmunoGen Inc *	15,787	75
Inhibrx Inc *	26,193	584
Inotiv *	20,007	524
Instil Bio *	40,256	433
Integer Holdings Corp *	10,728	864
Intercept Pharmaceuticals *(A)	59,471	968
Intra-Cellular Therapies Inc, Cl A *	18,599	1,138
iRadimed Corp *	10,140	455
iRhythm Technologies Inc *	5,636	888
Ironwood Pharmaceuticals Inc, Cl A *	112,864	1,420
iTeos Therapeutics Inc *	41,484	1,335
IVERIC bio Inc *	53,853	906
Kezar Life Sciences *	50,750	844
Kiniksa Pharmaceuticals Ltd, Cl A *	106,512	1,059
Krystal Biotech Inc *	7,298	486
Lantheus Holdings Inc *	20,020	1,107
LivaNova PLC *	9,633	788
MaxCyte *	86,509	605

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MEDNAX Inc *	20,211	$475
Medpace Holdings Inc *	6,299	1,030
Merit Medical Systems Inc *	50,535	3,362
Mesa Laboratories Inc	1,960	500
Nevro Corp *	7,740	560
NextGen Healthcare Inc *	60,345	1,262
Omnicell Inc *	7,132	924
Option Care Health Inc *	65,793	1,879
Organogenesis Holdings Inc, Cl A *	26,551	202
Owens & Minor Inc	6,802	299
Pacira BioSciences Inc *	13,642	1,041
Paragon 28 *(A)	33,417	559
PMV Pharmaceuticals Inc *	32,466	676
Precision BioSciences Inc *	23,830	73
Prestige Consumer Healthcare Inc, Cl A *	41,518	2,198
Progyny *	4,087	210
Prometheus Biosciences *	21,114	797
Quidel Corp *	17,042	1,917
REGENXBIO Inc *	20,393	677
Relay Therapeutics Inc *	21,594	646
Sierra Oncology *	26,250	841
Sight Sciences *	53,736	621
Sonendo *(A)	97,117	389
SpringWorks Therapeutics Inc *	12,964	732
Syneos Health Inc, Cl A *	25,008	2,024
Talis Biomedical *(A)	81,687	115
Tenet Healthcare Corp *	23,633	2,032
Travere Therapeutics *	29,806	768
Veracyte Inc *	32,810	905
Vir Biotechnology *	19,143	492

		79,221
Industrials — 18.2%
AAR Corp *	8,625	418
ABM Industries Inc	39,516	1,819
ACV Auctions, Cl A *	95,180	1,410
Air Transport Services Group Inc *	12,198	408
Alight *	128,908	1,283
Applied Industrial Technologies Inc, Cl A	8,255	847
ArcBest Corp	12,330	993
Atkore Inc *	15,730	1,548
Atlas Air Worldwide Holdings Inc *	21,861	1,888
Avis Budget Group Inc *	2,002	527
Beacon Roofing Supply Inc *	24,517	1,453
BlueLinx Holdings *	18,663	1,341
Boise Cascade Co	19,137	1,329
Byrna Technologies *(A)	65,174	532
Cimpress PLC *	12,495	795
Clean Harbors Inc *	16,977	1,895
Costamare Inc	15,492	264
Curtiss-Wright Corp	3,526	529
Daseke Inc *	53,708	541
Eagle Bulk Shipping Inc	12,176	829

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EMCOR Group Inc	12,001	$1,352
Evoqua Water Technologies Corp *	15,642	735
First Advantage *	77,500	1,565
Fluor Corp *	17,769	510
Forrester Research Inc *	28,015	1,581
Forward Air Corp	20,000	1,956
GATX	13,331	1,644
Genco Shipping & Trading Ltd	81,587	1,927
GMS Inc *	15,701	781
Heartland Express Inc	17,258	243
Heidrick & Struggles International Inc	15,745	623
Herc Holdings Inc	9,716	1,623
Heritage-Crystal Clean Inc *	110,900	3,284
Hillenbrand Inc	34,271	1,514
Hub Group Inc, Cl A *	6,341	490
Hudson Technologies Inc *	199,819	1,241
Interface Inc, Cl A	32,366	439
John Bean Technologies Corp, Cl A	4,526	536
KBR Inc	15,719	860
Kforce Inc	13,304	984
Kirby Corp *	21,197	1,530
Korn Ferry	26,667	1,732
Legalzoom.com Inc *(A)	16,549	234
Matson Inc	35,846	4,324
MYR Group Inc *	532	50
NOW Inc *	66,301	731
Ritchie Bros Auctioneers Inc	40,451	2,388
Shyft Group Inc/The	2,223	80
Simpson Manufacturing Co Inc	4,474	488
SP Plus Corp *	24,173	758
Standex International Corp	4,981	498
Tennant Co	24,536	1,933
Textainer Group Holdings Ltd	16,086	612
Titan Machinery Inc *	24,117	682
TriNet Group Inc *	20,725	2,039
Triton International Ltd	18,653	1,309
TrueBlue Inc *	76,729	2,217
UFP Industries Inc	6,012	464
Univar Solutions Inc *	15,075	484
Veritiv Corp *	5,776	772
WESCO International Inc *	6,769	881
WillScot Mobile Mini Holdings, Cl A *	38,430	1,504
Zurn Water Solutions	23,926	847

		71,094
Information Technology — 19.9%
8x8 Inc *	87,777	1,105
A10 Networks Inc	87,391	1,219
Actua Corp *(C)	105,055	1
Alkami Technology *	52,426	750
Allegro MicroSystems Inc *	35,115	997
Alpha & Omega Semiconductor Ltd *	26,869	1,468
Altair Engineering Inc, Cl A *	6,765	436

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arlo Technologies *	82,831	$734
Asure Software Inc *(A)	79,004	470
Avid Technology Inc *	13,027	454
Axcelis Technologies Inc *	16,270	1,229
Belden Inc	35,115	1,945
Box Inc, Cl A *	56,681	1,647
CACI International Inc, Cl A *	1,615	487
ChannelAdvisor Corp *	35,091	581
Cirrus Logic Inc *	4,592	389
Clearfield *	17,871	1,166
Concentrix Corp	2,581	430
Consensus Cloud Solutions Inc *	14,659	881
CSG Systems International Inc	22,681	1,442
CTS Corp	73,495	2,597
Datto Holding Corp *	57,664	1,541
Diodes Inc *	20,164	1,754
EVERTEC Inc	20,287	830
Evo Payments Inc, Cl A *	19,987	462
ExlService Holdings Inc *	7,833	1,122
Extreme Networks Inc *	204,402	2,496
ForgeRock, Cl A *(A)	63,840	1,399
I3 Verticals Inc, Cl A *	19,483	543
International Money Express Inc *	60,461	1,246
Juniper Networks Inc	59,539	2,213
KnowBe4, Cl A *	30,494	702
Kulicke & Soffa Industries Inc	28,756	1,611
Latch *(A)	103,863	444
Lattice Semiconductor Corp *	12,604	768
Limelight Networks Inc *	118,762	620
MACOM Technology Solutions Holdings Inc *	5,711	342
MaxLinear, Cl A *	20,512	1,197
Mimecast Ltd *	38,092	3,031
Model N Inc *	33,091	890
Momentive Global *	145,597	2,367
Onto Innovation Inc *	21,067	1,831
PDF Solutions Inc *	29,078	810
Perficient Inc *	11,709	1,289
Photronics Inc *	121,358	2,059
Ping Identity Holding Corp *	69,411	1,904
Power Integrations Inc	10,638	986
Progress Software Corp	9,166	432
Pure Storage Inc, Cl A *	36,382	1,285
Rambus Inc *	31,662	1,010
Repay Holdings Corp, Cl A *	30,910	457
SiTime Corp *	2,924	725
SMART Global Holdings Inc *	57,881	1,495
SPS Commerce Inc *	6,725	882
Sumo Logic *	34,530	403
Super Micro Computer Inc *	54,434	2,072
Synaptics Inc *	6,432	1,283
TTEC Holdings Inc	12,788	1,055

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ultra Clean Holdings Inc *	25,457	$1,079
Upland Software Inc *	50,994	898
Veeco Instruments Inc *	59,846	1,627
Verint Systems Inc *	28,008	1,448
Verra Mobility Corp, Cl A *	87,569	1,426
Vertex, Cl A *	40,925	628
Viavi Solutions Inc *	75,585	1,215
Vishay Intertechnology Inc	87,548	1,716
Zeta Global Holdings Corp, Cl A *	61,539	785
Zuora Inc, Cl A *	72,647	1,088

		77,894
Materials — 4.0%
AdvanSix Inc	34,360	1,756
Allegheny Technologies Inc *	18,680	501
Cabot Corp	10,005	684
Century Aluminum Co *	35,815	942
Commercial Metals Co, Cl A	40,198	1,673
Huntsman Corp	19,409	728
LSB Industries Inc *	38,626	844
Materion Corp	7,087	608
MP Materials *	8,093	464
Ramaco Resources Inc	23,148	366
Reliance Steel & Aluminum Co	2,908	533
Sealed Air Corp	11,148	747
Silgan Holdings Inc	10,875	503
SunCoke Energy Inc	70,709	630
TimkenSteel Corp *	78,535	1,718
Trinseo PLC	19,075	914
Tronox Holdings	22,239	440
United States Steel Corp	14,698	555
Warrior Met Coal Inc	24,802	920

		15,526
Real Estate — 4.4%
Centerspace ‡	6,371	625
Cushman & Wakefield PLC *‡	29,415	604
Easterly Government Properties Inc, Cl A ‡	24,774	524
EastGroup Properties Inc ‡	9,370	1,905
First Industrial Realty Trust Inc ‡	9,595	594
Four Corners Property Trust Inc ‡	16,726	452
Gladstone Land Corp ‡	22,525	820
Independence Realty Trust ‡	82,976	2,194
National Storage Affiliates Trust ‡	31,936	2,004
Newmark Group Inc, Cl A ‡	81,085	1,291
NexPoint Residential Trust Inc ‡	12,740	1,151
Phillips Edison & Co Inc * ‡	16,155	556
PotlatchDeltic Corp ‡	9,581	505
Rexford Industrial Realty Inc ‡	7,079	528
SITE Centers Corp ‡	64,434	1,077
St Joe Co/The ‡	13,239	784
STAG Industrial Inc ‡	15,339	634
Tanger Factory Outlet Centers Inc ‡(A)	48,917	841

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uniti Group Inc ‡	9,381	$129

		17,218
Utilities — 0.6%
Chesapeake Utilities Corp	4,216	581
Otter Tail Corp	11,753	735
PNM Resources Inc	11,477	547
Portland General Electric Co	7,094	391

		2,254
Total Common Stock
(Cost $335,193) ($ Thousands)		382,469

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, L.P.
0.300% **†(D)	9,907,759	9,905

Total Affiliated Partnership
(Cost $9,909) ($ Thousands)		9,905

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	9,155,485	9,155

Total Cash Equivalent
(Cost $9,155) ($ Thousands)		9,155

Total Investments in Securities — 102.5%
(Cost $354,257) ($ Thousands)		$401,529

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open futures contracts held at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	3	Jun-2022	$311	$310	$(1)

Percentages are based on a Net Assets of $391,650 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 2). The total market value of securities on loan at March 31, 2022, was $9,242 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $550 ($ Thousands), or 0.1% of Net Assets (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $9,905 ($ Thousands).
(E)	Securities considered restricted. The total market value of such securities as of March 31, 2022 was $61 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

Cl — Class
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	382,407	–	62	382,469
Affiliated Partnership	–	9,905	–	9,905
Cash Equivalent	9,155	–	–	9,155
Total Investments in Securities	391,562	9,905	62	401,529

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1)	–	–	(1)
Total Other Financial Instruments	(1)	–	–	(1)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 03/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$162,855	$199,348	$(352,293)	$(1)	$(4)	$9,905	9,907,759	$80	$—
SEI Daily Income Trust, Government Fund, Cl F	6,747	33,166	(30,758)	—	—	9,155	9,155,485	1	—
Totals	$169,602	$232,514	$(383,051)	$(1)	$(4)	$19,060		$81	$—

Amounts designated as “—” are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Small/Mid Cap Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 5.9%
Anterix Inc *	4,500	$261
ATN International Inc	4,899	195
Cable One Inc	1,150	1,684
Cargurus Inc, Cl A *	21,229	901
Cinemark Holdings Inc *	412,152	7,122
Clear Channel Outdoor Holdings Inc, Cl A *	514,862	1,781
Cogent Communications Holdings Inc	18,392	1,220
Electronic Arts Inc	2,290	290
IAC/InterActiveCorp *	3,105	311
Interpublic Group of Cos Inc/The	24,754	878
John Wiley & Sons Inc, Cl A	50,049	2,654
Lions Gate Entertainment Corp, Cl A *	438,977	7,133
Match Group Inc *	1,449	158
Nexstar Media Group Inc, Cl A	68,960	12,998
Ooma Inc *	12,922	194
Scholastic Corp, Cl B	17,216	693
Shenandoah Telecommunications Co	11,000	259
Take-Two Interactive Software Inc, Cl A *	3,431	528
World Wrestling Entertainment Inc, Cl A	36,605	2,286
Ziff Davis Inc *	178,049	17,231

		58,777
Consumer Discretionary — 9.8%
Advance Auto Parts Inc	10,274	2,126
American Eagle Outfitters Inc (A)	354,746	5,960
Arko Corp	61,059	556
Asbury Automotive Group Inc *	3,907	626
AutoNation Inc *	1,730	172
Bloomin' Brands Inc	223,951	4,913
Boot Barn Holdings Inc *	8,000	758
Bright Horizons Family Solutions Inc *	1,538	204
Brinker International Inc *	101,423	3,870
Carriage Services Inc	26,433	1,410

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter's Inc	33,149	$3,049
Cavco Industries Inc *	2,010	484
Dave & Buster's Entertainment Inc *	43,840	2,153
Deckers Outdoor Corp *	3,400	931
Dillard's Inc, Cl A	1,100	295
Dorman Products Inc *	2,086	198
Etsy Inc *	25,651	3,188
Everi Holdings Inc *	43,485	913
Gentex Corp	5,944	173
Golden Entertainment Inc *	27,272	1,584
Group 1 Automotive Inc	4,472	751
Haverty Furniture Cos Inc	17,831	489
Helen of Troy Ltd *	17,376	3,403
Hibbett Inc	17,681	784
Hilton Grand Vacations Inc *	15,934	829
Inspired Entertainment Inc *	43,346	533
LCI Industries	24,809	2,575
Lithia Motors Inc, Cl A	24,454	7,339
LKQ Corp	54,656	2,482
Macy's Inc	37,996	926
MarineMax Inc *	3,516	142
Modine Manufacturing Co *	557,125	5,020
Monarch Casino & Resort Inc *	17,106	1,492
Movado Group Inc	18,795	734
Murphy USA Inc	11,043	2,208
Ollie's Bargain Outlet Holdings Inc *	3,893	167
Overstock.com *	6,768	298
Papa John's International Inc, Cl A	1	—
Penske Automotive Group Inc, Cl A	2,500	234
PetMed Express Inc	7,500	193
Pool Corp	16,686	7,056
Rent-A-Center Inc/TX	14,529	366
Scientific Games Corp, Cl A *	18,500	1,087
SeaWorld Entertainment Inc *	21,440	1,596
Service Corp International/US	8,000	527
Signet Jewelers Ltd	15,111	1,099
Skechers USA Inc, Cl A *	37,863	1,543
Skyline Champion Corp *	13,372	734
Sleep Number Corp *	4,521	229
Standard Motor Products Inc	10,345	446
Steven Madden Ltd	36,598	1,414
Strategic Education Inc	19,509	1,295
Stride Inc *	41,300	1,500
Taylor Morrison Home Corp, Cl A *	95,826	2,608
Urban Outfitters Inc *	72,105	1,811
Vail Resorts Inc	9,517	2,477
Vera Bradley Inc *	69,323	532
Victoria's Secret & Co *	90,905	4,669
Whirlpool Corp	3,320	574
Williams-Sonoma Inc	7,799	1,131
Winmark Corp	1,200	264

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPEL Inc *	3,742	$197

		97,317
Consumer Staples — 3.7%
Andersons Inc/The	1,174	59
BellRing Brands *	13,293	307
BJ's Wholesale Club Holdings Inc *	24,382	1,648
Casey's General Stores Inc	6,437	1,276
Central Garden & Pet Co, Cl A *	27,121	1,106
Coca-Cola Consolidated Inc	2,500	1,242
Darling Ingredients Inc *	16,819	1,352
Flowers Foods Inc	23,770	611
Fresh Del Monte Produce Inc	5,227	135
Freshpet Inc *	8,866	910
Hostess Brands Inc, Cl A *	87,053	1,910
Ingles Markets Inc, Cl A	6,621	590
Ingredion Inc	9,898	863
Inter Parfums Inc	5,276	465
J & J Snack Foods Corp	7,030	1,090
John B Sanfilippo & Son Inc	13,714	1,144
Kroger Co/The	6,156	353
Lancaster Colony Corp	5,300	791
Medifast Inc	25,737	4,395
Natural Grocers by Vitamin Cottage Inc	20,047	393
Performance Food Group Co *	6,364	324
Post Holdings Inc *	7,519	521
PriceSmart Inc	12,923	1,019
Sanderson Farms Inc	680	128
Seaboard Corp	144	606
Seneca Foods Corp, Cl A *	315	16
SpartanNash Co	5,962	197
Spectrum Brands Holdings Inc	77,108	6,841
Sprouts Farmers Market Inc *	27,834	890
Universal Corp/VA	27,163	1,577
US Foods Holding Corp *	10,313	388
USANA Health Sciences Inc *	7,864	625
Village Super Market Inc, Cl A	38,992	955
WD-40 Co	2,556	468
Weis Markets Inc	27,069	1,933

		37,128
Energy — 4.4%
ChampionX Corp	42,026	1,029
Coterra Energy Inc	133,993	3,614
Delek US Holdings Inc *	438,856	9,313
DT Midstream Inc	55,000	2,984
Golar LNG Ltd *	62,294	1,544
International Seaways Inc	9,285	168
Magnolia Oil & Gas Corp, Cl A	154,597	3,656
Marathon Petroleum Corp	7,296	624
Ovintiv Inc	27,987	1,513
Pioneer Natural Resources Co	13,312	3,328
Rattler Midstream LP (B)	197,239	2,755

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SFL Corp Ltd	76,798	$782
SilverBow Resources Inc *	40,942	1,310
SM Energy Co	30,466	1,187
Southwestern Energy Co *	436,877	3,132
Teekay Tankers Ltd, Cl A *	5,352	74
Viper Energy Partners LP (B)	185,573	5,487
Whiting Petroleum	15,000	1,223

		43,723
Financials — 17.3%
1st Source Corp	2,118	98
Alerus Financial Corp	8,000	221
Alleghany Corp *	1,001	848
Allstate Corp/The	1,408	195
A-Mark Precious Metals *	7,917	612
Amerant Bancorp Inc, Cl A	36,960	1,168
American Equity Investment Life Holding Co	171,804	6,857
American Financial Group Inc/OH	13,674	1,991
Ameriprise Financial Inc	4,701	1,412
Arch Capital Group Ltd *	10,008	485
Argo Group International Holdings Ltd	6,242	258
Arrow Financial Corp	20,564	667
AssetMark Financial Holdings *	5,200	116
Assurant Inc	5,558	1,011
Axos Financial Inc *	48,113	2,232
Bank OZK	55,988	2,391
BankUnited Inc	129,943	5,712
Bankwell Financial Group Inc	45,273	1,532
BGC Partners Inc, Cl A	1,099,126	4,836
Brown & Brown Inc	8,000	578
Byline Bancorp Inc	51,814	1,382
Camden National Corp	18,864	887
Canadian Imperial Bank of Commerce	3,321	404
Capital City Bank Group Inc	9,652	254
Cathay General Bancorp	16,447	736
Cboe Global Markets Inc	4,686	536
City Holding Co	3,570	281
CNB Financial Corp/PA	44,272	1,165
CNO Financial Group Inc	289,034	7,252
Cohen & Steers Inc	6,952	597
Columbia Banking System Inc	130,235	4,203
Columbia Financial Inc *	91,296	1,964
Community Trust Bancorp Inc	27,038	1,114
Consumer Portfolio Services Inc *	21,424	218
Customers Bancorp Inc *	9,126	476
Diamond Hill Investment Group Inc	2,001	375
Donnelley Financial Solutions Inc *	69,539	2,313
Eagle Bancorp Inc	29,167	1,663
Employers Holdings Inc	17,888	734
Equity Bancshares Inc, Cl A	1,815	59
Evercore Inc, Cl A	1,110	123
Everest Re Group Ltd	6,060	1,827
FactSet Research Systems Inc	2,257	980

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Farmers & Merchants Bancorp	9,387	$339
Farmers National Banc Corp	24,544	419
Financial Institutions Inc	51,330	1,547
First American Financial Corp	3,200	207
First BanCorp/Puerto Rico	40,000	525
First Citizens BancShares Inc/NC, Cl A	775	516
First Commonwealth Financial Corp	316,920	4,804
First Community Bankshares Inc	66,479	1,875
First Interstate BancSystem Inc, Cl A	70,724	2,600
First Merchants Corp	77,646	3,230
First Northwest Bancorp	13,455	297
First of Long Island Corp/The	2,969	58
FirstCash Holdings	10,332	727
FNB Corp/PA	494,669	6,159
Focus Financial Partners Inc, Cl A *	21,000	960
Glacier Bancorp Inc, Cl A	18,951	953
Goldman Sachs Group Inc/The	3,195	1,055
Great Southern Bancorp Inc	13,042	770
Hanover Insurance Group Inc/The, Cl A	25,705	3,843
HomeStreet Inc	10,400	493
HomeTrust Bancshares Inc	4,975	147
Horace Mann Educators Corp, Cl A	21,962	919
Houlihan Lokey Inc, Cl A	8,726	766
Independent Bank Corp/MI	15,560	342
MarketAxess Holdings Inc	350	119
Merchants Bancorp/IN	59,391	1,626
Mercury General Corp	3,404	187
MidWestOne Financial Group Inc	1,805	60
Morgan Stanley	7,661	670
Morningstar Inc, Cl A	5,718	1,562
NBT Bancorp Inc	4,784	173
OFG Bancorp	133,441	3,555
OFS Capital Corp	11,119	145
Old National Bancorp/IN, Cl A	168,281	2,756
OP Bancorp	97,566	1,351
Oppenheimer Holdings Inc, Cl A	5,000	218
Origin Bancorp Inc	47,311	2,001
Pacific Premier Bancorp Inc	84,780	2,997
PacWest Bancorp	433,442	18,694
PCSB Financial Corp	20,078	384
Piper Sandler Cos	8,823	1,158
PJT Partners Inc	14,364	907
Popular Inc	11,261	921
Preferred Bank/Los Angeles CA	3,404	252
Provident Financial Services Inc	24,819	581
Reinsurance Group of America Inc, Cl A	7,938	869
RenaissanceRe Holdings Ltd	7,345	1,164
Republic Bancorp Inc/KY, Cl A	19,982	898
Safety Insurance Group Inc	7,585	689
Selective Insurance Group Inc	19,688	1,759
ServisFirst Bancshares Inc	26,000	2,478
Sierra Bancorp	36,085	901

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starwood Property Trust Inc ‡	310,592	$7,507
Stewart Information Services Corp	21,161	1,283
Stifel Financial Corp	5,705	387
SVB Financial Group, Cl B *	3,699	2,069
Tompkins Financial Corp	4,432	347
Towne Bank/Portsmouth VA	51,090	1,530
TPG RE Finance Trust Inc ‡	58,414	690
TriCo Bancshares	22,196	888
TrustCo Bank NY	1,832	58
UMH Properties Inc ‡	42,338	1,041
Umpqua Holdings Corp	229,225	4,323
United Fire Group Inc	57,059	1,773
Univest Financial Corp	50,690	1,356
Virtus Investment Partners Inc	2,322	557
W R Berkley Corp	10,500	699
Washington Federal Inc	23,307	765
Waterstone Financial Inc	67,740	1,310

		171,972
Health Care — 9.8%
ABIOMED Inc *	967	320
ACADIA Pharmaceuticals Inc *	33,435	810
Aclaris Therapeutics Inc *	24,952	430
Aerie Pharmaceuticals Inc *	106,389	968
Albireo Pharma Inc *	27,109	809
AmerisourceBergen Corp, Cl A	4,713	729
AMN Healthcare Services Inc *	37,327	3,894
Amphastar Pharmaceuticals Inc *	22,931	823
AnaptysBio Inc *	9,019	223
Arcutis Biotherapeutics *	16,936	326
Ascendis Pharma ADR *	4,500	528
AtriCure Inc *	14,000	919
Atrion Corp	317	226
Biohaven Pharmaceutical Holding Co Ltd *	23,890	2,833
Bio-Techne Corp	3,600	1,559
Catalent Inc *	16,500	1,830
Charles River Laboratories International Inc *	7,525	2,137
Chemed Corp	5,665	2,870
Co-Diagnostics Inc *	43,552	269
Collegium Pharmaceutical Inc *	21,114	430
Computer Programs and Systems Inc *	21,134	728
CorVel Corp *	3,132	528
Cross Country Healthcare Inc *	59,888	1,298
Eagle Pharmaceuticals Inc/DE *	16,752	829
Emergent BioSolutions Inc *	28,281	1,161
Enanta Pharmaceuticals Inc *	8,000	569
Encompass Health Corp	19,928	1,417
Enovis Corp *	180,874	7,197
Ensign Group Inc/The	4,885	440
Global Blood Therapeutics Inc *	23,123	801
Globus Medical Inc, Cl A *	14,804	1,092
Henry Schein Inc *	12,500	1,090

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICON PLC ADR *	7,886	$1,918
ICU Medical Inc *	5,669	1,262
IDEXX Laboratories Inc *	458	251
Incyte Corp *	3,300	262
Insmed Inc *	31,452	739
Inspire Medical Systems Inc *	5,312	1,364
Ironwood Pharmaceuticals Inc, Cl A *	4,658	59
iTeos Therapeutics Inc *	7,949	256
Jazz Pharmaceuticals PLC *	5,000	778
Karyopharm Therapeutics Inc *	174,871	1,289
LeMaitre Vascular Inc	3,528	164
LHC Group Inc *	6,905	1,164
Ligand Pharmaceuticals Inc *	28,582	3,215
Masimo Corp *	3,863	562
Medpace Holdings Inc *	9,937	1,626
Meridian Bioscience Inc *	15,000	389
Merit Medical Systems Inc *	12,000	798
Mesa Laboratories Inc	885	226
Mettler-Toledo International Inc *	411	564
ModivCare Inc *	4,264	492
Myriad Genetics Inc *	29,139	734
National HealthCare Corp	12,608	885
Natus Medical Inc *	37,120	976
Neogen Corp, Cl B *	3,595	111
Neurocrine Biosciences Inc *	10,038	941
NextGen Healthcare Inc *	30,828	645
Novocure Ltd *	2,480	205
Omnicell Inc *	3,179	412
Option Care Health Inc *	42,714	1,220
Orthofix Medical Inc *	26,260	859
Pacira BioSciences Inc *	44,489	3,395
Penumbra Inc *	1,427	317
PerkinElmer Inc	12,707	2,217
Perrigo Co PLC	9,500	365
Phibro Animal Health Corp, Cl A	39,436	787
Premier Inc, Cl A	80,870	2,878
Prestige Consumer Healthcare Inc, Cl A *	53,159	2,814
Puma Biotechnology Inc *	89,277	257
QIAGEN NV *	7,511	368
Repligen Corp *	1,304	245
Revance Therapeutics Inc *	82,213	1,603
Sensus Healthcare Inc *	79,644	806
Shockwave Medical Inc *	8,500	1,763
SIGA Technologies Inc *	21,561	153
Supernus Pharmaceuticals Inc *	34,658	1,120
Syneos Health Inc, Cl A *	96,849	7,840
Teleflex Inc	8,291	2,942
Tenet Healthcare Corp *	13,477	1,158
United Therapeutics Corp *	7,055	1,266
Utah Medical Products Inc	6,164	554

		97,297

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 14.2%
A O Smith Corp	4,400	$281
ABM Industries Inc	7,283	335
ACCO Brands Corp	967,988	7,744
Advanced Drainage Systems Inc	16,174	1,922
AECOM	13,579	1,043
Applied Industrial Technologies Inc, Cl A	12,000	1,232
Armstrong World Industries Inc	25,821	2,324
Atkore Inc *	40,352	3,972
Atlas Air Worldwide Holdings Inc *	53,933	4,658
Boise Cascade Co	4,228	294
Builders FirstSource Inc *	23,370	1,508
BWX Technologies Inc, Cl W	75,554	4,069
Casella Waste Systems Inc, Cl A *	5,000	438
CBIZ Inc *	2,449	103
Cintas Corp	3,186	1,355
Clean Harbors Inc *	7,022	784
CoStar Group Inc *	44,460	2,962
CRA International Inc	11,678	984
CSW Industrials Inc	1,824	215
Curtiss-Wright Corp	15,306	2,298
EMCOR Group Inc	19,007	2,141
Ennis Inc	34,657	640
Evoqua Water Technologies Corp *	9,047	425
Exponent Inc	30,000	3,242
Forrester Research Inc *	26,788	1,511
Forward Air Corp	9,500	929
Franklin Covey Co *	7,902	357
Franklin Electric Co Inc	10,000	830
FTI Consulting Inc *	10,890	1,712
GMS Inc *	5,209	259
Gorman-Rupp Co/The	8,693	312
GXO Logistics Inc *	78,605	5,608
Heartland Express Inc	29,517	415
Heidrick & Struggles International Inc	21,771	862
Helios Technologies Inc	11,524	925
Heritage-Crystal Clean Inc *	29,302	868
Hillenbrand Inc	8,146	360
Hub Group Inc, Cl A *	12,964	1,001
IAA Inc *	84,934	3,249
ICF International Inc, Cl A	4,655	438
IDEX Corp	4,000	767
JetBlue Airways Corp *	289,186	4,323
Kadant Inc	16,160	3,138
Kaman Corp, Cl A	59,436	2,584
KAR Auction Services Inc *	251,151	4,533
Kforce Inc	14,301	1,058
L3Harris Technologies Inc	2,036	506
Landstar System Inc	8,600	1,297
ManTech International Corp/VA, Cl A	12,947	1,116
Masonite International Corp *	34,953	3,109
Matson Inc	26,632	3,212

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matthews International Corp, Cl A	81,245	$2,629
MDU Resources Group Inc	14,335	382
Meritor Inc *	39,622	1,409
MSA Safety Inc	10,698	1,420
MSC Industrial Direct Co Inc, Cl A	3,679	314
MYR Group Inc *	22,025	2,071
NN Inc, Cl A *	27,623	80
Old Dominion Freight Line Inc, Cl A	9,957	2,974
Park Aerospace Corp	50,943	665
Radiant Logistics Inc *	49,017	312
RBC Bearings Inc *	4,000	776
Regal Rexnord Corp	4,682	697
Resources Connection Inc	21,841	374
Rush Enterprises Inc, Cl A	38,922	1,982
Saia Inc *	7,000	1,707
Schneider National Inc, Cl B	13,231	337
Science Applications International Corp	10,962	1,010
Shyft Group Inc/The	28,592	1,033
Simpson Manufacturing Co Inc	8,867	967
SPX FLOW Inc	19,418	1,674
Standex International Corp	5,842	584
Tennant Co	4,158	328
Tetra Tech Inc	27,739	4,575
Textainer Group Holdings Ltd	56,064	2,134
Toro Co/The	2,800	239
Trinity Industries Inc	25,657	882
TrueBlue Inc *	35,900	1,037
UFP Industries Inc	9,396	725
United Rentals Inc *	4,375	1,554
Veritiv Corp *	3,299	441
Werner Enterprises Inc	29,446	1,207
WESCO International Inc *	54,000	7,028
Westinghouse Air Brake Technologies Corp	3,600	346
XPO Logistics Inc *	86,612	6,305
Zurn Water Solutions	21,000	743

		141,189
Information Technology — 17.5%
A10 Networks Inc	136,224	1,900
ACI Worldwide Inc *	348,764	10,983
Agilysys Inc *	13,470	537
Alpha & Omega Semiconductor Ltd *	39,527	2,160
Amdocs Ltd	14,000	1,151
American Software Inc/GA, Cl A	30,440	634
Amkor Technology Inc	50,512	1,097
ANSYS Inc *	2,600	826
Arista Networks Inc *	9,952	1,383
Arrow Electronics Inc, Cl A *	2,358	280
Aspen Technology Inc *	25,476	4,213
Avid Technology Inc *	29,838	1,040
Axcelis Technologies Inc *	22,971	1,735
Belden Inc	21,158	1,172
Broadridge Financial Solutions Inc	1,700	265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cadence Design Systems Inc *	12,100	$1,990
Calix Inc *	48,212	2,069
Cass Information Systems Inc	9,000	332
CDK Global Inc	7,509	365
ChannelAdvisor Corp *	51,607	855
Cognyte Software Ltd *	177,097	2,003
CommVault Systems Inc *	26,733	1,774
Concentrix Corp	2,138	356
Consensus Cloud Solutions Inc *	40,554	2,438
CoreCard Corp *	358	10
CSG Systems International Inc	37,468	2,382
Diodes Inc *	15,000	1,305
Entegris Inc	17,353	2,278
EPAM Systems Inc *	5,310	1,575
ePlus Inc *	12,285	689
Euronet Worldwide Inc *	57,909	7,537
EVERTEC Inc	63,730	2,608
ExlService Holdings Inc *	24,383	3,493
Extreme Networks Inc *	99,244	1,212
Fair Isaac Corp *	2,500	1,166
Gartner Inc *	1,518	451
Genpact Ltd	30,604	1,332
Global Payments Inc	1,009	138
GoDaddy Inc, Cl A *	36,208	3,031
Hackett Group Inc/The	37,239	859
Ichor Holdings Ltd *	16,589	591
II-VI Inc *	15,210	1,103
Information Services Group Inc	137,001	933
Insight Enterprises Inc *	21,641	2,322
International Money Express Inc *	1,250	26
Jack Henry & Associates Inc	7,500	1,478
Lattice Semiconductor Corp *	37,782	2,303
Lumentum Holdings Inc *	21,910	2,138
MACOM Technology Solutions Holdings Inc *	12,485	747
Manhattan Associates Inc *	10,280	1,426
MAXIMUS Inc	35,530	2,663
MicroStrategy Inc, Cl A *	726	353
Mimecast Ltd *	12,000	955
Monolithic Power Systems Inc	6,335	3,077
NCR Corp *	26,596	1,069
NetScout Systems Inc *	1,866	60
NVE Corp	14,133	770
ON Semiconductor Corp *	106,610	6,675
OSI Systems Inc *	184	16
Palo Alto Networks Inc *	786	489
PDF Solutions Inc *	2,074	58
Perficient Inc *	12,505	1,377
Photronics Inc *	204,266	3,466
Power Integrations Inc	20,000	1,854
Progress Software Corp	5,788	273
PTC Inc *	19,109	2,058

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qualys Inc *	12,997	$1,851
Rackspace Technology Inc *	5,159	58
Radware Ltd *	26,112	835
Rambus Inc *	12,784	408
RingCentral Inc, Cl A *	773	91
Semtech Corp *	69,289	4,804
Shutterstock Inc	21,003	1,955
Silicon Motion Technology Corp ADR	204,056	13,635
SiTime Corp *	5,000	1,239
SolarWinds Corp *	372	5
SPS Commerce Inc *	16,563	2,173
Super Micro Computer Inc *	194,900	7,420
Synopsys Inc *	5,999	1,999
Teledyne Technologies Inc *	16,712	7,899
Tenable Holdings Inc *	29,500	1,705
Teradyne Inc	11,312	1,337
Trade Desk Inc/The, Cl A *	18,960	1,313
TTEC Holdings Inc	31,473	2,597
Tucows Inc, Cl A *	1,294	88
Tyler Technologies Inc *	4,508	2,006
Usio Inc *	6,978	25
Verint Systems Inc *	112,718	5,827
Vishay Intertechnology Inc	50,519	990
Wix.com Ltd *	11,682	1,220
WNS Holdings Ltd ADR *	26,370	2,254
Zuora Inc, Cl A *	24,069	360

		173,998
Materials — 6.8%
Alamos Gold Inc, Cl A	33,344	281
Albemarle Corp	4,500	995
Ashland Global Holdings Inc	55,852	5,496
Avery Dennison Corp	2,472	430
Avient Corp	22,000	1,056
Axalta Coating Systems Ltd *	164,272	4,038
Balchem Corp	14,444	1,975
Cabot Corp	7,000	479
Century Aluminum Co *	184,374	4,851
Commercial Metals Co, Cl A	248,063	10,324
Crown Holdings Inc	4,800	600
FMC Corp	89,883	11,826
Fortitude Gold Corp	40,846	300
Hawkins Inc	12,136	557
Ingevity Corp *	36,000	2,307
Louisiana-Pacific Corp	15,859	985
LSB Industries Inc *	45,000	983
Materion Corp	9,421	808
NewMarket Corp	5,572	1,807
Novagold Resources Inc *	107,764	833
Packaging Corp of America	2,600	406
Ramaco Resources Inc	93,658	1,480
Royal Gold Inc, Cl A	8,757	1,237
Ryerson Holding Corp	2,873	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silgan Holdings Inc	257,609	$11,909
Stepan Co	9,000	889
TriMas Corp	23,190	744
Warrior Met Coal Inc	5,392	200

		67,897
Real Estate — 6.5%
Acadia Realty Trust ‡	11,809	256
Alexander & Baldwin Inc ‡	8,975	208
Alexander's Inc ‡	3,523	903
American Homes 4 Rent, Cl A ‡	10,000	400
Armada Hoffler Properties Inc ‡	22,422	327
Camden Property Trust ‡	13,101	2,177
Centerspace ‡	15,417	1,513
City Office Inc ‡	17,779	314
Community Healthcare Trust Inc ‡	384	16
CubeSmart ‡	15,004	781
EastGroup Properties Inc ‡	14,800	3,009
Equity LifeStyle Properties Inc ‡	20,564	1,573
First Industrial Realty Trust Inc ‡	24,000	1,486
FRP Holdings Inc *	4,575	264
Gaming and Leisure Properties Inc ‡	167,435	7,858
Getty Realty Corp ‡	28,351	811
Gladstone Commercial Corp ‡	44,848	988
Howard Hughes Corp/The *‡	55,490	5,749
Independence Realty Trust ‡	113,415	2,999
Invitation Homes Inc ‡	32,569	1,309
Kennedy-Wilson Holdings Inc ‡	67,500	1,646
Kite Realty Group Trust ‡	34,895	795
Lamar Advertising Co, Cl A ‡	4,000	465
Life Storage Inc ‡	4,650	653
Medical Properties Trust Inc ‡	410,854	8,685
National Storage Affiliates Trust ‡	25,689	1,612
Newmark Group Inc, Cl A ‡	488,682	7,780
NexPoint Residential Trust Inc ‡	5,000	452
Outfront Media Inc ‡	49,774	1,415
PS Business Parks Inc ‡	6,125	1,029
RMR Group Inc/The, Cl A ‡	23,159	720
RPT Realty ‡	148,901	2,050
Saul Centers Inc ‡	20,589	1,085
Sun Communities Inc ‡	1,653	290
Terreno Realty Corp ‡	15,348	1,137
Universal Health Realty Income Trust ‡	12,222	713
Urstadt Biddle Properties Inc, Cl A ‡	15,480	291
Ventas Inc ‡	7,436	459

		64,218
Utilities — 2.1%
American States Water Co	6,000	534
Artesian Resources Corp, Cl A	30,081	1,460
Brookfield Infrastructure, Cl A	8,000	604
Chesapeake Utilities Corp	6,037	832
Essential Utilities Inc	15,000	767

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hawaiian Electric Industries Inc	21,153	$895
IDACORP Inc, Cl A	10,909	1,258
MGE Energy Inc	21,134	1,686
Middlesex Water Co	22,660	2,383
NiSource Inc	15,000	477
Northwest Natural Holding Co	36,396	1,882
NorthWestern Corp	5,270	319
Otter Tail Corp	29,000	1,813
Portland General Electric Co	43,378	2,392
SJW Group	8,500	591
Spire Inc	16,000	1,148
UGI Corp	6,450	234
Unitil Corp	17,644	880
York Water Co/The	18,850	848

		21,003
Total Common Stock
(Cost $566,167) ($ Thousands)		974,519

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
0.300% **†(C)	6,872,719	6,880

Total Affiliated Partnership
(Cost $6,872) ($ Thousands)		6,880

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	22,146,815	22,147

Total Cash Equivalent
(Cost $22,147) ($ Thousands)		22,147

Total Investments in Securities — 100.9%
(Cost $595,186) ($ Thousands)		$1,003,546

Percentages are based on a Net Assets of $994,563 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 2). The total market value of securities on loan at March 31, 2022, was $3,972 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $8,242 ($ Thousands), or 0.8% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $6,880 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	974,519	–	–	974,519
Affiliated Partnership	–	6,880	–	6,880
Cash Equivalent	22,147	–	–	22,147
Total Investments in Securities	996,666	6,880	–	1,003,546

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 03/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,126	$37,005	$(38,251)	$—	$—	$6,880	6,872,719	$10	$—
SEI Daily Income Trust, Government Fund, Cl F	14,569	79,799	(72,221)	—	—	22,147	22,146,815	2	—
Totals	$22,695	$116,804	$(110,472)	$—	$—	$29,027		$12	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Mid-Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 2.0%
Fox Corp, Cl A	1,440	$57
Liberty Media Corp-Liberty SiriusXM *	2,651	121
News Corp, Cl A	7,561	168
News Corp, Cl B	7,090	160
Nexstar Media Group Inc, Cl A	2,170	409
Pinterest Inc, Cl A *	5,895	145
Playtika Holding Corp *	3,105	60
Roku Inc, Cl A *	673	84
Spotify Technology SA *	684	103
Take-Two Interactive Software Inc, Cl A *	939	144
Twitter Inc *	3,479	135

		1,586
Consumer Discretionary — 10.6%
Advance Auto Parts Inc	754	156
AutoNation Inc *	3,049	304
AutoZone Inc *	374	765
BorgWarner	5,866	228
Boyd Gaming Corp	3,304	217
Capri Holdings Ltd *	2,270	117
Carter's Inc	3,650	336
Carvana Co, Cl A *	589	70
Chipotle Mexican Grill Inc, Cl A *	114	180
Columbia Sportswear Co	4,493	407
Dollar Tree Inc *	2,305	369
DR Horton Inc	3,706	276
Harley-Davidson Inc, Cl A	7,606	300
Hasbro Inc	2,567	210
Lennar Corp, Cl A	3,420	278
Lennar Corp, Cl B	1,585	108
LKQ Corp	5,866	266
Lululemon Athletica Inc *	491	179
Mattel Inc *	4,780	106
NVR Inc *	99	442
O'Reilly Automotive Inc *	629	431

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penske Automotive Group Inc, Cl A	1,488	$139
Pool Corp	277	117
PVH Corp	2,059	158
RH *	422	138
Six Flags Entertainment Corp *	3,120	136
Tapestry Inc	6,897	256
Toll Brothers Inc	11,640	547
Tractor Supply Co	844	197
Ulta Beauty Inc *	297	118
Wendy's Co/The	3,940	87
Williams-Sonoma Inc	881	128
Yum! Brands Inc	3,735	443

		8,209
Consumer Staples — 3.4%
Casey's General Stores Inc	938	186
Constellation Brands Inc, Cl A	1,018	234
Coty Inc, Cl A *	23,710	213
Darling Ingredients Inc *	5,335	429
Hain Celestial Group Inc/The *	3,367	116
Hershey Co/The	1,341	291
Ingredion Inc	3,973	346
Kellogg Co	2,033	131
Lamb Weston Holdings Inc	3,167	190
TreeHouse Foods Inc *	6,915	223
Tyson Foods Inc, Cl A	2,865	257

		2,616
Energy — 8.2%
Antero Midstream Corp	18,440	200
Baker Hughes Co, Cl A	8,612	314
ChampionX Corp	7,990	196
Coterra Energy Inc	12,712	343
Diamondback Energy Inc, Cl A	1,961	269
DT Midstream Inc	10,145	550
Halliburton Co	4,907	186
Hess Corp	1,782	191
HF Sinclair Corp *	15,585	621
Marathon Petroleum Corp	7,165	613
Occidental Petroleum Corp	1,222	69
ONEOK Inc	2,415	171
Phillips 66	4,045	349
Pioneer Natural Resources Co	3,201	800
Targa Resources Corp	7,616	575
Valero Energy Corp	6,104	620
Williams Cos Inc/The	8,812	294

		6,361
Financials — 16.2%
Affiliated Managers Group Inc	2,938	414
Ally Financial Inc	6,781	295
American International Group Inc	4,847	304
Ameriprise Financial Inc	1,344	404
Arch Capital Group Ltd *	16,868	817

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axis Capital Holdings Ltd	1,270	$77
Cboe Global Markets Inc	2,474	283
Chimera Investment Corp ‡	18,240	220
CNA Financial Corp	1,490	72
Comerica Inc	1,084	98
Discover Financial Services	1,933	213
Everest Re Group Ltd	2,185	658
Fidelity National Financial Inc	10,832	529
First American Financial Corp	2,817	183
First Republic Bank/CA	1,145	186
Franklin Resources Inc	7,190	201
Globe Life Inc	787	79
Hartford Financial Services Group Inc/The	1,899	136
Interactive Brokers Group Inc, Cl A	4,624	305
Janus Henderson Group PLC	7,122	249
Lazard Ltd, Cl A (A)	5,572	192
Lincoln National Corp	2,034	133
Loews Corp	890	58
MSCI Inc, Cl A	218	110
Nasdaq Inc, Cl A	462	82
New York Community Bancorp Inc	11,935	128
Old Republic International Corp	7,038	182
OneMain Holdings Inc, Cl A	4,835	229
PacWest Bancorp	11,953	516
Pinnacle Financial Partners Inc	3,161	291
Popular Inc	2,256	185
Primerica Inc	977	134
Progressive Corp/The	3,005	343
Prosperity Bancshares Inc	2,904	201
Raymond James Financial Inc	1,932	212
Regions Financial Corp	3,604	80
Reinsurance Group of America Inc, Cl A	3,541	388
RenaissanceRe Holdings Ltd	905	143
Rocket Cos Inc, Cl A	10,040	112
Signature Bank/New York NY, Cl B	1,268	372
SLM Corp	22,995	422
Stifel Financial Corp	8,358	567
Synchrony Financial	9,670	337
T Rowe Price Group Inc	986	149
Umpqua Holdings Corp	4,080	77
Upstart Holdings Inc *	760	83
Virtu Financial Inc, Cl A	11,575	431
W R Berkley Corp	2,063	137
Webster Financial Corp	1,505	84
Western Alliance Bancorp	3,985	330
Zions Bancorp NA	1,265	83

		12,514
Health Care — 10.6%
Agilent Technologies Inc	4,116	545
AmerisourceBergen Corp, Cl A	2,085	323
Avantor Inc *	2,186	74
Bio-Rad Laboratories Inc, Cl A *	147	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Techne Corp	292	$126
Centene Corp *	5,923	499
Cerner Corp	3,388	317
Chemed Corp	765	387
Encompass Health Corp	5,858	416
Envista Holdings Corp *	5,310	259
Hologic Inc *	8,762	673
IDEXX Laboratories Inc *	890	487
IQVIA Holdings Inc *	1,778	411
Jazz Pharmaceuticals PLC *	504	78
Laboratory Corp of America Holdings *	1,225	323
McKesson Corp	1,998	612
Mettler-Toledo International Inc *	241	331
Organon & Co	4,650	162
QIAGEN NV *	1,420	70
Quest Diagnostics Inc	1,165	159
Quidel Corp *	770	87
Repligen Corp *	1,335	251
Royalty Pharma PLC, Cl A	7,173	280
Sage Therapeutics Inc *	3,500	116
Signify Health Inc, Cl A *	5,450	99
Teladoc Health Inc *	1,765	127
Veeva Systems Inc, Cl A *	2,089	444
Waters Corp *	1,013	314
Zimmer Biomet Holdings Inc	1,699	217

		8,270
Industrials — 11.8%
A O Smith Corp	4,320	276
AerCap Holdings NV *	3,592	181
Allegion PLC	2,188	240
AMETEK Inc	1,197	159
Booz Allen Hamilton Holding Corp, Cl A	2,692	237
Carlisle Cos Inc	1,002	246
Clean Harbors Inc *	5,651	631
Copa Holdings SA, Cl A *	850	71
Dover Corp	2,875	451
Expeditors International of Washington Inc	1,220	126
Fastenal Co, Cl A	3,047	181
Fortune Brands Home & Security Inc	2,451	182
GXO Logistics Inc *	1,140	81
HEICO Corp, Cl A	1,150	146
Hexcel Corp, Cl A	3,561	212
Huntington Ingalls Industries Inc, Cl A	518	103
JB Hunt Transport Services Inc	550	111
Knight-Swift Transportation Holdings Inc, Cl A	2,826	143
Landstar System Inc	1,408	212
Leidos Holdings Inc	1,698	183
ManpowerGroup Inc	2,459	231
Masco Corp	1,242	63
MasTec Inc *	858	75
Old Dominion Freight Line Inc, Cl A	1,690	505

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otis Worldwide Corp	9,245	$711
Owens Corning	879	81
Parker-Hannifin Corp, Cl A	1,837	521
Plug Power Inc *	3,478	100
Regal Rexnord Corp	3,186	474
Republic Services Inc	1,024	136
Robert Half International Inc	3,713	424
Rockwell Automation Inc	615	172
Ryder System Inc	3,630	288
Schneider National Inc, Cl B	5,190	132
Snap-on Inc	1,067	219
Trane Technologies PLC	853	130
Univar Solutions Inc *	4,440	143
Watsco Inc	523	159
Westinghouse Air Brake Technologies Corp	2,574	248
WW Grainger Inc	470	242

		9,226
Information Technology — 16.1%
Akamai Technologies Inc *	2,730	326
Amdocs Ltd	3,196	263
Amphenol Corp, Cl A	935	70
Arrow Electronics Inc, Cl A *	2,505	297
Avalara Inc *	1,040	104
Avnet Inc	8,325	338
Bill.com Holdings Inc *	1,611	365
Cadence Design Systems Inc *	1,605	264
CDW Corp/DE	2,098	375
Cirrus Logic Inc *	1,400	119
Corning Inc, Cl B	1,520	56
Coupa Software Inc *	614	62
Crowdstrike Holdings Inc, Cl A *	1,768	402
Datadog Inc, Cl A *	1,615	245
DocuSign Inc, Cl A *	1,917	205
Dynatrace Inc *	4,923	232
Enphase Energy Inc *	1,757	355
EPAM Systems Inc *	251	74
Euronet Worldwide Inc *	902	117
F5 Inc, Cl A *	1,262	264
Fair Isaac Corp *	143	67
FleetCor Technologies Inc *	817	204
Global Payments Inc	1,655	226
HP Inc	16,487	598
HubSpot Inc *	487	231
Jabil Inc	11,903	735
Keysight Technologies Inc *	913	144
Mandiant Inc *	3,680	82
Manhattan Associates Inc *	2,295	318
Marvell Technology Inc	2,675	192
Microchip Technology Inc	1,916	144
MongoDB Inc, Cl A *	259	115
Monolithic Power Systems Inc	420	204
Motorola Solutions Inc	3,023	732

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Okta Inc, Cl A *	687	$104
ON Semiconductor Corp *	2,207	138
Palantir Technologies Inc, Cl A *	13,227	182
Palo Alto Networks Inc *	716	446
Paycom Software Inc *	300	104
PTC Inc *	1,605	173
Qorvo Inc *	3,300	410
Rackspace Technology Inc *	15,348	171
Skyworks Solutions Inc	3,509	467
Smartsheet Inc, Cl A *	2,286	125
SS&C Technologies Holdings Inc	4,110	308
StoneCo Ltd, Cl A *	5,290	62
Synopsys Inc *	744	248
TD SYNNEX	1,490	154
Trade Desk Inc/The, Cl A *	1,620	112
Unity Software Inc *	886	88
Universal Display Corp	1,569	262
VeriSign Inc *	312	69
Vontier Corp	7,219	183
Western Digital Corp *	1,726	86
Zebra Technologies Corp, Cl A *	328	136

		12,553
Materials — 4.2%
Amcor PLC	12,451	141
Axalta Coating Systems Ltd *	8,917	219
Berry Global Group Inc *	4,410	256
Chemours Co/The	4,209	133
Eagle Materials Inc	870	112
FMC Corp	2,898	381
Livent Corp *	13,780	359
LyondellBasell Industries NV, Cl A	2,397	246
NewMarket Corp	423	137
Olin Corp	2,164	113
Packaging Corp of America	770	120
Reliance Steel & Aluminum Co	2,326	427
Scotts Miracle-Gro Co/The, Cl A	1,143	141
Silgan Holdings Inc	6,778	313
Valvoline Inc	4,985	157

		3,255
Real Estate — 9.2%
Alexandria Real Estate Equities Inc ‡	1,668	336
American Campus Communities Inc ‡	6,619	371
Apartment Income Corp ‡	4,460	238
AvalonBay Communities Inc ‡	294	73
Boston Properties Inc ‡	1,468	189
CBRE Group Inc, Cl A *	5,280	483
Cousins Properties Inc ‡	2,120	85
Digital Realty Trust Inc, Cl A ‡	1,062	151
Douglas Emmett Inc ‡	3,500	117
EPR Properties, Cl A ‡	4,380	240
Essex Property Trust Inc ‡	1,071	370

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Extra Space Storage Inc ‡	856	$176
First Industrial Realty Trust Inc ‡	1,980	123
Gaming and Leisure Properties Inc ‡	6,450	303
Healthpeak Properties Inc ‡	3,829	131
Highwoods Properties Inc ‡	2,949	135
Host Hotels & Resorts Inc ‡	7,758	151
Invitation Homes Inc ‡	2,405	97
Jones Lang LaSalle Inc *‡	1,550	371
Kilroy Realty Corp ‡	1,260	96
Lamar Advertising Co, Cl A ‡	760	88
Mid-America Apartment Communities Inc ‡	536	112
National Retail Properties Inc ‡	14,111	634
Omega Healthcare Investors Inc ‡	4,425	138
SBA Communications Corp, Cl A ‡	330	114
Simon Property Group Inc ‡	1,993	262
SL Green Realty ‡	1,060	86
Spirit Realty Capital Inc ‡	2,825	130
STORE Capital Corp ‡	11,990	351
Ventas Inc ‡	4,763	294
VICI Properties Inc ‡	6,145	175
Welltower Inc ‡	2,687	258
Weyerhaeuser Co ‡	2,540	96
WP Carey Inc ‡	2,241	181

		7,155
Utilities — 5.4%
Brookfield Renewable, Cl A	6,230	273
CenterPoint Energy Inc	11,783	361
CMS Energy Corp	850	59
Consolidated Edison Inc	810	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DTE Energy Co	1,949	$258
Entergy Corp	3,983	465
Evergy Inc	5,853	400
Eversource Energy	1,820	161
FirstEnergy Corp	5,373	246
Hawaiian Electric Industries Inc	4,330	183
IDACORP Inc, Cl A	1,502	173
National Fuel Gas Co	1,280	88
NiSource Inc	9,656	307
NRG Energy Inc	5,990	230
PPL Corp	10,580	302
UGI Corp	4,683	170
WEC Energy Group Inc	2,885	288
Xcel Energy Inc	2,510	181

		4,222
Total Common Stock
(Cost $70,836) ($ Thousands)		75,967

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	1,464,918	1,465

Total Cash Equivalent
(Cost $1,465) ($ Thousands)		1,465

Total Investments in Securities — 99.6%
(Cost $72,301) ($ Thousands)		$77,432

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	1	Jun-2022	$271	$269	$(2)

Percentages are based on a Net Assets of $77,755 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $192 ($ Thousands), or 0.2% of Net Assets (See Note 2).

Cl — Class
Ltd. — Limited

As of March 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,223	$39,872	$(39,630)	$—	$—	$1,465	1,464,918	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.3%
Alphabet Inc, Cl A *	739	$2,055
Alphabet Inc, Cl C *	848	2,368
AT&T Inc	297,600	7,032
Comcast Corp, Cl A	155,458	7,279
Electronic Arts Inc	11,364	1,438
Entravision Communications Corp, Cl A	5,988	38
Fox Corp, Cl A	145,851	5,754
Fox Corp, Cl B	47,400	1,720
IDT Corp, Cl B *	448	15
iHeartMedia Inc *	5,647	107
IMAX Corp *	8,496	161
Interpublic Group of Cos Inc/The	12,482	443
Liberty Latin America Ltd, Cl A *	9,870	96
Omnicom Group Inc	167,982	14,258
Scholastic Corp, Cl B	8,466	341
SK Telecom Co Ltd ADR	84,213	2,158
Verizon Communications Inc	441,899	22,511
World Wrestling Entertainment Inc, Cl A (A)	41,148	2,569

		70,343
Consumer Discretionary — 8.0%
Amazon.com Inc, Cl A *	928	3,025
AutoZone Inc *	3,355	6,860
Canadian Tire Corp Ltd, Cl A	23,000	3,476
Choice Hotels International Inc	5,535	785
DR Horton Inc	26,000	1,937
eBay Inc	80,200	4,592
Gentex Corp	36,745	1,072
Graham Holdings Co, Cl B	323	198
H&R Block Inc	156,500	4,075
Hilton Worldwide Holdings Inc *	3,011	457
Honda Motor Co Ltd ADR	145,242	4,105
Marriott International Inc/MD, Cl A *	9,982	1,754
Mattel Inc *	1,223	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	23,400	$4,679
ONE Group Hospitality *	9,833	103
Service Corp International/US	100,743	6,631
Standard Motor Products Inc	3,879	167
Sturm Ruger & Co Inc	61,800	4,303
Target Corp, Cl A	92,203	19,567
Toyota Motor Corp ADR (A)	33,700	6,074
Vail Resorts Inc	8,574	2,232

		76,119
Consumer Staples — 16.2%
Albertsons Cos Inc, Cl A	18,782	625
Altria Group Inc	125,362	6,550
Andersons Inc/The	8,466	426
Archer-Daniels-Midland Co	64,900	5,858
Bunge Ltd	12,999	1,440
Calavo Growers Inc	1,459	53
Cal-Maine Foods Inc	9,703	536
Campbell Soup Co	24,481	1,091
Church & Dwight Co Inc	37,671	3,744
Coca-Cola Co/The	86,388	5,356
Coca-Cola Consolidated Inc	743	369
Colgate-Palmolive Co	70,432	5,341
Conagra Brands Inc	263,428	8,843
Costco Wholesale Corp	5,829	3,357
Energizer Holdings Inc	7,845	241
Flowers Foods Inc	128,023	3,292
General Mills Inc	178,033	12,057
Hain Celestial Group Inc/The *	12,759	439
Hershey Co/The	20,479	4,436
Hormel Foods Corp	68,674	3,539
Hostess Brands Inc, Cl A *	23,387	513
Inter Parfums Inc	192	17
J & J Snack Foods Corp	3,397	527
J M Smucker Co/The	101,383	13,728
John B Sanfilippo & Son	6,501	542
Kellogg Co	92,900	5,991
Keurig Dr Pepper Inc	15,032	570
Kraft Heinz Co/The	219,400	8,642
Kroger Co/The	390,208	22,386
Lancaster Colony Corp	1,570	234
Mondelez International Inc, Cl A	35,719	2,242
Natural Grocers by Vitamin Cottage Inc	4,622	91
PepsiCo Inc	7,630	1,277
PriceSmart Inc	6,291	496
Procter & Gamble Co/The	30,018	4,587
Reynolds Consumer Products Inc	47,175	1,384
Seaboard Corp	63	265
Simply Good Foods Co/The *	10,014	380
Tootsie Roll Industries Inc	13,247	463
Turning Point Brands Inc	10,972	373
Tyson Foods Inc, Cl A	155,880	13,972
Universal Corp/VA	9,102	529

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USANA Health Sciences Inc *	5,415	$430
Vector Group Ltd	29,933	360
Walmart Inc	20,951	3,120
WD-40 Co	1,205	221
Weis Markets Inc	58,268	4,162
Whole Earth Brands Inc *	37,293	267

		155,362
Energy — 2.1%
Arch Resources Inc	162	22
California Resources	3,981	178
Cheniere Energy Inc	8,478	1,176
Chevron Corp	49,000	7,979
DT Midstream Inc	23,349	1,267
EOG Resources Inc	10,634	1,268
Exxon Mobil Corp	19,779	1,633
Kinder Morgan Inc	317,300	6,000
SFL Corp Ltd	13,683	139

		19,662
Financials — 11.1%
Aflac Inc	221,967	14,293
AGNC Investment Corp ‡	13,127	172
Alerus Financial Corp	3,428	95
Allstate Corp/The	115,300	15,970
Amerant Bancorp Inc, Cl A	5,035	159
American Financial Group Inc/OH	14,800	2,155
Annaly Capital Management Inc ‡	253,100	1,782
Argo Group International Holdings Ltd	6,456	267
Axis Capital Holdings Ltd	21,687	1,311
BancFirst Corp	2,417	201
Bank of New York Mellon Corp/The	198,000	9,827
Berkshire Hathaway Inc, Cl B *	42,879	15,132
Business First Bancshares Inc	657	16
Byline Bancorp Inc	6,272	167
Canadian Imperial Bank of Commerce	29,300	3,560
Cboe Global Markets Inc	23,007	2,633
Chimera Investment Corp ‡	27,207	328
Columbia Financial Inc *	16,142	347
Community Bank System Inc	5,489	385
CVB Financial Corp	2,734	63
Eastern Bankshares Inc	18,921	408
Employers Holdings Inc	4,563	187
Equity Bancshares Inc, Cl A	3,742	121
Everest Re Group Ltd	12,673	3,819
First Financial Bankshares Inc, Cl A	3,640	161
First Financial Corp/IN	6,284	272
GCM Grosvenor Inc	18,847	183
Hanover Insurance Group Inc/The, Cl A	32,398	4,844
Hartford Financial Services Group Inc/The	69,100	4,962
HCI Group Inc	2,058	140
HomeTrust Bancshares Inc	2,001	59
Houlihan Lokey Inc, Cl A	3,301	290

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	1,017	$22
Intercontinental Exchange Inc	1,676	221
Invesco Mortgage Capital Inc ‡(A)	37,633	86
Kearny Financial Corp/MD	29,890	385
Loblaw Cos Ltd	61,600	5,532
Marsh & McLennan Cos Inc	30,566	5,209
Mercury General Corp	11,804	649
MFA Financial Inc ‡	60,903	245
Midland States Bancorp Inc	4,982	144
Morningstar Inc, Cl A	7,799	2,130
National Bank Holdings Corp, Cl A	6,100	246
New York Mortgage Trust ‡	41,829	153
NI Holdings Inc *	1,671	28
PCSB Financial Corp	10,218	195
Ready Capital Corp ‡	16,092	242
Safety Insurance Group Inc	3,396	309
StepStone Group Inc, Cl A	918	30
Stewart Information Services Corp	5,524	335
Univest Financial Corp	7,325	196
Virtu Financial Inc, Cl A	108,117	4,024
Waterstone Financial Inc	17,358	336
Zions Bancorp NA	22,767	1,493

		106,519
Health Care — 17.7%
Abbott Laboratories	2,382	282
AbbVie Inc	98,118	15,906
AdaptHealth Corp, Cl A *	4,881	78
Agilent Technologies Inc	2,779	368
Alkermes PLC *	8,160	215
Amgen Inc, Cl A	42,500	10,277
AnaptysBio Inc *	3,636	90
Becton Dickinson and Co	2,810	748
Bio-Rad Laboratories Inc, Cl A *	2,669	1,503
Bio-Techne Corp	4,595	1,990
Bristol-Myers Squibb Co	175,120	12,789
Catalyst Pharmaceuticals Inc *	40,816	338
Cerner Corp	38,118	3,566
Citius Pharmaceuticals Inc *(A)	62,211	111
Computer Programs and Systems Inc *	1,830	63
CONMED Corp	377	56
CVS Health Corp	112,110	11,347
Danaher Corp, Cl A	8,429	2,473
Dentsply Sirona Inc	33,857	1,667
Eagle Pharmaceuticals Inc/DE *	7,233	358
Exelixis Inc *	49,864	1,130
Gilead Sciences Inc	241,618	14,364
Harvard Bioscience Inc *	5,515	34
HealthStream Inc *	8,625	172
Henry Schein Inc *	2,487	217
Horizon Therapeutics PLC *	12,024	1,265
iRadimed Corp *	5,739	257
Ironwood Pharmaceuticals Inc, Cl A *	22,391	282

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
iTeos Therapeutics Inc *	7,644	$246
Johnson & Johnson	98,436	17,446
Masimo Corp *	6,220	905
McKesson Corp	29,000	8,878
Merck & Co Inc	286,662	23,520
Mesa Laboratories Inc	902	230
Mettler-Toledo International Inc *	746	1,024
Myriad Genetics Inc *	8,994	227
Natus Medical Inc *	16,661	438
Omnicell Inc *	357	46
Organogenesis Holdings Inc, Cl A *	12,509	95
Organon & Co	24,839	868
Orthofix Medical Inc *	1,216	40
Pacira BioSciences Inc *	4,236	323
Patterson Cos Inc	10,125	328
Pfizer Inc	380,856	19,717
Premier Inc, Cl A	80,070	2,850
Prestige Consumer Healthcare Inc, Cl A *	2,817	149
QIAGEN NV *	1,966	96
Quest Diagnostics Inc	27,500	3,764
Sharps Compliance Corp *	6,133	36
SIGA Technologies Inc *	30,170	214
Thermo Fisher Scientific Inc	2,151	1,271
United Therapeutics Corp *	8,122	1,457
Viemed Healthcare Inc *	27,213	136
West Pharmaceutical Services Inc	5,479	2,250
XBiotech Inc	5,948	51

		168,551
Industrials — 9.5%
3M Co	25,636	3,817
Allison Transmission Holdings Inc	133,047	5,223
AMERCO *	3,381	2,018
Brink's Co/The	2,465	168
CBIZ Inc *	11,109	466
CH Robinson Worldwide Inc	38,842	4,184
Cummins Inc	31,600	6,481
Encore Wire Corp	290	33
Expeditors International of Washington Inc	35,097	3,621
Exponent Inc	525	57
Franklin Covey Co *	2,173	98
FTI Consulting Inc *	20,104	3,161
General Dynamics Corp	19,972	4,817
Heidrick & Struggles International Inc	7,375	292
Huntington Ingalls Industries Inc, Cl A	29,262	5,836
Kforce Inc	3,627	268
Korn Ferry	1,553	101
L3Harris Technologies Inc	24,000	5,963
Landstar System Inc	6,835	1,031
Lockheed Martin Corp	13,700	6,047
ManpowerGroup Inc	15,201	1,428
Matson Inc	3,464	418
National Presto Industries	5,194	400

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northrop Grumman Corp	29,432	$13,163
Old Dominion Freight Line Inc, Cl A	1,460	436
Otis Worldwide Corp	12,518	963
Republic Services Inc	22,100	2,928
Resources Connection Inc	7,613	130
Robert Half International Inc	32,370	3,696
Snap-on Inc	20,400	4,192
Steelcase Inc, Cl A	11,390	136
Toro Co/The	11,834	1,012
United Parcel Service Inc, Cl B	7,545	1,618
Vectrus Inc *	3,659	131
Waste Management Inc	18,300	2,901
Werner Enterprises Inc	78,888	3,234

		90,468
Information Technology — 16.1%
A10 Networks Inc	19,606	274
ACI Worldwide Inc *	490	15
Adobe Inc *	140	64
Amdocs Ltd	258,882	21,283
Arrow Electronics Inc, Cl A *	26,900	3,191
Autodesk Inc, Cl A *	2,867	615
Aviat Networks Inc *	5,439	167
Avnet Inc	61,200	2,484
Black Knight Inc *	48,458	2,810
Box Inc, Cl A *	2,482	72
Broadridge Financial Solutions Inc	11,303	1,760
Cadence Design Systems Inc *	11,043	1,816
Canon Inc ADR (A)	130,800	3,180
CDK Global Inc	65,389	3,183
Cisco Systems Inc/Delaware	256,100	14,280
Consensus Cloud Solutions Inc *	11,533	693
CSG Systems International Inc	3,958	252
Datto Holding Corp *	51,377	1,373
Dolby Laboratories Inc, Cl A	14,345	1,122
Hackett Group Inc/The	9,794	226
Hewlett Packard Enterprise Co	307,700	5,142
Intel Corp	339,000	16,801
InterDigital Inc	6,798	434
International Business Machines Corp	102,708	13,354
Intuit Inc	3,096	1,489
Jack Henry & Associates Inc	1,684	332
Jamf Holding Corp *	41,985	1,461
Juniper Networks Inc	66,000	2,452
Microsoft Corp	6,806	2,098
Open Text Corp	57,000	2,419
Oracle Corp, Cl B	298,849	24,724
OSI Systems Inc *	5,696	485
Progress Software Corp	9,638	454
Rackspace Technology Inc *	11,689	130
Sapiens International Corp NV	15,878	403
Seagate Technology Holdings PLC	106,500	9,574
SPS Commerce Inc *	1,550	203

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SS&C Technologies Holdings Inc	29,769	$2,233
Synopsys Inc *	7,230	2,410
VeriSign Inc *	1,146	255
Western Union Co/The	497,500	9,323
Xperi Holding Corp	1,825	32

		155,068
Materials — 2.9%
Ardagh Metal Packaging *	22,533	183
Balchem Corp	1,406	192
Berry Global Group Inc *	56,349	3,266
International Paper Co	65,600	3,028
NewMarket Corp	17,896	5,805
Packaging Corp of America	32,800	5,120
Sealed Air Corp	65,400	4,379
Silgan Holdings Inc	114,637	5,300
Valvoline Inc	17,887	565

		27,838
Real Estate — 3.2%
Acadia Realty Trust ‡	7,013	152
Agree Realty Corp ‡	2,543	169
Alexander & Baldwin Inc ‡	1,724	40
Alexander's Inc ‡	1,405	360
Brandywine Realty Trust ‡	248,750	3,517
Broadstone Net Lease, Cl A ‡	11,514	251
City Office Inc ‡	11,287	199
CubeSmart ‡	13,204	687
Douglas Elliman Inc ‡	13,100	96
Easterly Government Properties Inc, Cl A ‡	3,302	70
Equity Commonwealth *‡	24,805	700
Extra Space Storage Inc ‡	11,356	2,335
Forestar Group Inc *‡	1,666	30
Iron Mountain Inc ‡	146,700	8,129
Jones Lang LaSalle Inc *‡	7,921	1,897
National Storage Affiliates Trust ‡	4,292	269
Orion Office Inc ‡	8,717	122
Postal Realty Trust, Cl A ‡	17,323	291
PS Business Parks Inc ‡	2,276	382
Public Storage ‡	12,790	4,992
Realty Income Corp ‡	73,700	5,107
Retail Opportunity Investments Corp ‡	11,041	214
RMR Group Inc/The, Cl A ‡	9,071	282
RPT Realty ‡	8,047	111
SITE Centers Corp ‡	7,573	126

		30,528
Utilities — 4.8%
American States Water Co	6,028	537
Artesian Resources Corp, Cl A	348	17
Avista Corp	11,110	502
Black Hills Corp, Cl A	1,432	110
California Water Service Group, Cl A	4,760	282
Chesapeake Utilities Corp	4,205	579

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison Inc	9,752	$923
Constellation Energy	20,333	1,144
DTE Energy Co	29,400	3,887
Entergy Corp	29,700	3,468
Evergy Inc	204,537	13,978
Exelon Corp	61,000	2,905
Hawaiian Electric Industries Inc	32,436	1,372
National Fuel Gas Co	78,800	5,414
Northwest Natural Holding Co	3,253	168
Portland General Electric Co	180,692	9,965
Pure Cycle Corp *	7,590	91
SJW Group	3,675	256
Unitil Corp	4,734	236

		45,834
Total Common Stock
(Cost $703,332) ($ Thousands)		946,292

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
0.300% **†(B)	6,750,498	6,751

Total Affiliated Partnership
(Cost $6,751) ($ Thousands)		6,751

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	9,793,421	9,793

Total Cash Equivalent
(Cost $9,793) ($ Thousands)		9,793

Total Investments in Securities — 100.6%
(Cost $719,876) ($ Thousands)		$962,836

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	20	Jun-2022	$4,453	$4,531	$78

Percentages are based on a Net Assets of $957,451 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $6,541 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $6,751 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	946,292	–	–	946,292
Affiliated Partnership	–	6,751	–	6,751
Cash Equivalent	9,793	–	–	9,793
Total Investments in Securities	956,085	6,751	–	962,836

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	78	–	–	78
Total Other Financial Instruments	78	–	–	78

* Futures Contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,275	$40,368	$(42,892)	$—	$—	$6,751	6,750,498	$27	$—
SEI Daily Income Trust, Government Fund, Cl F	13,076	150,517	(153,800)	—	—	9,793	9,793,421	1	—
Totals	$22,351	$190,885	$(196,692)	$—	$—	$16,544		$28	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Global Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%
Australia — 0.3%
Medibank Pvt Ltd	15,714	$36
Newcrest Mining Ltd	82,974	1,666
Sonic Healthcare Ltd	44,461	1,180
		2,882

Austria — 0.1%
Oberbank AG	81	9
Telekom Austria AG, Cl A	44,848	348
voestalpine AG	28,773	863
		1,220

Belgium — 0.5%
Ackermans & van Haaren	429	80
KBC Group NV	38,015	2,748
Solvay SA	20,355	2,016
		4,844

Brazil — 0.1%
Yara International ASA	16,089	810
Canada — 4.7%
BCE Inc	147,478	8,179
Canadian Utilities Ltd, Cl A	78,800	2,418
Emera Inc	101,746	5,048
Empire Co Ltd, Cl A	83,912	2,979
George Weston Ltd	95,421	11,761
Loblaw Cos Ltd	148,626	13,349
Metro Inc/CN, Cl A	24,700	1,423
Power Corp of Canada (A)	47,200	1,462
Royal Bank of Canada	1,800	198
TMX Group Ltd	3,700	381
		47,198

China — 0.6%
BOC Hong Kong Holdings Ltd	1,053,500	3,975
CITIC Telecom International Holdings	1,597,000	587
Kerry Logistics Network Ltd	174,054	398

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wilmar International Ltd	219,200	$761
		5,721

Denmark — 1.9%
AP Moller - Maersk A/S, Cl B	2,080	6,321
Carlsberg A/S, Cl B	22,777	2,807
Coloplast A/S, Cl B	17,854	2,731
Danske Bank A/S	75,885	1,274
Novo Nordisk A/S, Cl B	39,672	4,430
Novozymes A/S, Cl B	11,863	819
Pandora A/S	2,035	196
Schouw & Co A/S	43	4
Spar Nord Bank	6,812	90
Sparekassen Sjaelland-Fyn AS	997	31
		18,703

Finland — 0.7%
Elisa Oyj	66,230	4,020
Orion Oyj, Cl B	68,418	3,123
		7,143

France — 1.4%
ABC arbitrage	4,265	35
Carrefour SA	197,629	4,306
Ipsen SA	10,956	1,378
La Francaise des Jeux SAEM	11,997	479
Orange SA	70,215	834
Pernod Ricard SA	1,407	311
Publicis Groupe SA	612	37
Sanofi	57,923	5,959
Technip Energies	33,670	414
Wendel SA	3,741	383
		14,136

Germany — 0.9%
Beiersdorf AG	1,744	184
Commerzbank AG *	28,234	216
Henkel AG & Co KGaA	38,068	2,526
McKesson Europe AG	874	22
Merck KGaA	28,435	5,993
Uniper SE	6,085	157
		9,098

Hong Kong — 2.8%
Bank of East Asia Ltd	103,685	162
CK Infrastructure Holdings Ltd	15,500	104
CLP Holdings Ltd, Cl B	853,156	8,314
Dah Sing Banking Group Ltd	70,498	62
Far East Consortium International ‡	334,000	113
HK Electric Investments & HK Electric Investments Ltd	2,268,500	2,216
HKT Trust & HKT Ltd	2,051,000	2,816
Hong Kong & China Gas Co Ltd	2,865,000	3,466
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	50

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Link REIT ‡	166,300	$1,417
Miramar Hotel & Investment	49,000	78
MTR Corp Ltd	118,500	641
PCCW Ltd	4,732,000	2,665
Power Assets Holdings Ltd	577,000	3,758
Prosperity ‡	203,000	74
Regal Hotels International Holdings Ltd *	174,000	70
SmarTone Telecommunications Holdings	163,760	87
Sun Hung Kai Properties Ltd ‡	109,500	1,300
VTech Holdings Ltd	58,569	426
WH Group Ltd	358,500	225
		28,044

Ireland — 0.3%
Kerry Group PLC, Cl A	28,815	3,245
Israel — 2.5%
Bank Hapoalim BM	487,732	4,827
Bank Leumi Le-Israel BM	412,905	4,470
Bezeq The Israeli Telecommunication Corp Ltd *	885,649	1,524
Check Point Software Technologies Ltd *	70,189	9,704
First International Bank of Israel	24,926	1,074
Isracard Ltd	5	–
Israel Discount Bank Ltd, Cl A	18,910	118
Mizrahi Tefahot Bank Ltd	42,655	1,673
Neto Malinda Trading Ltd *	3,781	185
Neto ME Holdings Ltd	982	70
Radware Ltd *	29,598	946
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,332	186
Retailors Ltd	3,159	74
ZIM Integrated Shipping Services	3,653	266
		25,117

Italy — 1.4%
A2A SpA	351,046	606
ACEA SpA	28,012	518
Credito Emiliano SpA	29,015	192
Eni SpA	529,978	7,801
Hera SpA	359,103	1,334
Iren SpA	1,054,947	2,809
Orsero SpA	2,595	41
Recordati SpA	10,314	521
		13,822

Japan — 8.1%
Ahjikan Co Ltd	1,976	14
Aichi Electric Co Ltd	600	13
Akita Bank	2,000	28
Alinco Inc	2,700	19
Araya Industrial Co Ltd	2,600	35
Arcs Co Ltd	38,300	665
Asante Inc	5,100	61
Atsugi Co Ltd *	5,850	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axial Retailing Inc	3,600	$95
Belc Co Ltd	4,300	192
Calbee Inc (A)	39,600	765
Canon Marketing Japan Inc	7,100	146
Cawachi Ltd (A)	27,300	504
C'BON COSMETICS Co Ltd	1,100	16
Computer Engineering & Consulting	18,100	190
CONEXIO Corp	3,300	38
Create Medic Co Ltd	5,677	46
DyDo Group Holdings Inc	7,890	305
Earth Chemical	21,200	969
Eizo Corp	8,600	253
FAN Communications Inc	8,000	28
Fujicco Co Ltd	16,200	257
Fujiya Co Ltd	8,200	164
Gakkyusha Co Ltd	2,200	28
Global One Real Estate Investment ‡	386	356
Hagihara Industries Inc	9,300	86
Heiwado Co Ltd	10,000	156
Hitachi Ltd	569	29
Hitachi Metals Ltd *	127,800	2,147
Hokkaido Gas Co Ltd	2,400	29
Hokuto Corp (A)	44,600	699
Hyakujushi Bank	6,900	94
IT Holdings	2,900	68
Itochu-Shokuhin Co Ltd	2,003	80
Japan Oil Transportation Co Ltd	2,100	46
Japan Post Insurance Co Ltd (A)	59,700	1,040
Japan Tobacco Inc	397,100	6,804
Kaken Pharmaceutical Co Ltd (A)	23,200	740
Kakiyasu Honten Co Ltd	1,131	23
Kato Sangyo Co Ltd	27,200	707
KDDI Corp (A)	287,600	9,459
KFC Holdings Japan Ltd	4,000	93
Kyokuyo Co Ltd	5,100	139
KYORIN Holdings Inc (A)	104,700	1,524
Lawson Inc	32,100	1,235
Maezawa Kasei Industries Co	2,400	25
Marimo Regional Revitalization REIT Inc ‡	75	81
Marubeni Corp	69,200	804
Marvelous Inc	5,300	31
McDonald's Holdings Co Japan Ltd	25,100	1,047
MEIJI Holdings Co Ltd	4,300	234
Ministop Co Ltd	9,100	109
Miroku Jyoho Service Co Ltd	6,500	76
Mitsubishi Shokuhin Co Ltd	18,900	467
Miyoshi Oil & Fat Co Ltd	16,300	155
Mochida Pharmaceutical Co Ltd	6,100	187
Mori Hills REIT Investment Corp ‡	165	205
Morozoff Ltd	1,200	30
MOS Food Services Inc	4,700	111
MS&AD Insurance Group Holdings Inc	26,300	856

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Musashi Co Ltd	2,400	$34
Natori Co Ltd	500	8
Nichirin Co Ltd	2,600	33
Nihon Chouzai Co Ltd	25,200	274
Nippn Corp	111,234	1,518
Nippon BS Broadcasting Corp (A)	1,700	14
Nippon Express Holdings Inc	7,900	543
Nippon Kanzai Co Ltd	6,700	155
Nippon Telegraph & Telephone Corp (A)	347,900	10,139
Nisshin Oillio Group Ltd/The	14,852	348
Nissin Electric Co Ltd	6,600	79
Nissin Foods Holdings Co Ltd	5,500	388
Nittoc Construction Co Ltd	10,000	58
Ohsho Food Service Corp	2,000	98
Okinawa Cellular Telephone Co	3,500	142
Okinawa Electric Power Co Inc/The	21,400	243
Ooedo Onsen Reit Investment Corp ‡	67	38
Oracle Corp Japan	12,400	864
Osaki Electric Co Ltd	13,700	53
Otsuka Holdings Co Ltd	19,400	672
OUG Holdings Inc	2,236	50
Plenus Co Ltd	14,200	235
Rock Field Co Ltd	3,100	38
Sakata Seed Corp	2,600	79
San Holdings Inc	3,800	49
San ju San Financial Group	6,900	84
San-A Co Ltd, Cl A	13,200	448
Sankyo Co Ltd	33,700	938
Shinmaywa Industries	8,000	60
Showa Sangyo Co Ltd	18,600	400
SKY Perfect JSAT Holdings Inc (A)	80,000	272
Softbank Corp	861,700	10,116
Sompo Holdings Inc	15,000	657
SOSiLA Logistics REIT ‡	33	44
SRA Holdings Inc	3,200	73
ST Corp	2,300	29
Sugi Holdings Co Ltd	22,000	1,094
Sundrug Co Ltd	55,400	1,354
Suzuden Corp	2,100	38
Takamatsu Construction Group	2,900	49
Takasago International	2,300	52
Tekken Corp	6,000	91
Toho Holdings Co Ltd	3,311	50
TOKAI Holdings	24,600	174
Tokyo Gas Co Ltd	28,700	527
Tosoh Corp	35,800	531
Towa Bank Ltd	7,100	31
Toyo Kanetsu	1,900	38
Toyo Suisan Kaisha Ltd	5,900	212
Trend Micro Inc/Japan	105,000	6,168
Tsuruha Holdings Inc	2,700	172
Unicafe Inc	6,400	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unicharm Corp	53,200	$1,902
United Super Markets Holdings Inc	101,800	881
Valor Holdings Co Ltd	6,500	113
Vital KSK Holdings Inc	46,400	280
Wowow Inc	7,424	98
XYMAX REIT Investment Corp ‡	105	108
Yakult Honsha Co Ltd (A)	16,800	901
Yaoko Co Ltd (A)	6,100	333
ZOZO Inc	35,500	952
		80,305

Netherlands — 1.7%
Aegon NV	82,480	439
Heineken Holding NV	1,881	148
ING Groep NV	105,961	1,116
JDE Peet's NV	15,328	441
Koninklijke Ahold Delhaize NV	151,653	4,896
Koninklijke KPN NV	633,337	2,215
Randstad NV	13,938	841
Shell PLC	132,404	3,657
Wolters Kluwer NV	26,902	2,878
		16,631

New Zealand — 0.2%
Freightways Ltd	34,341	294
Heartland Group Holdings	81,990	128
Spark New Zealand Ltd	414,669	1,320
Trustpower Ltd	8,293	41
Vector Ltd	34,384	96
Warehouse Group Ltd/The	25,590	59
		1,938

Norway — 1.5%
AF Gruppen ASA	449	10
Aker BP ASA	11,260	423
Bouvet ASA	2,334	19
DNB Bank ASA	137,598	3,132
Equinor ASA	167,654	6,280
Gjensidige Forsikring ASA	55,455	1,385
Kongsberg Gruppen ASA	25,271	1,012
Odfjell Drilling Ltd *	13,187	36
Odfjell Technology Ltd *	2,198	5
Sparebank 1 Oestlandet	3,854	62
SpareBank 1 SR-Bank	26,137	401
Sparebanken Vest	7,263	86
Telenor ASA	140,456	2,040
Veidekke ASA	21,684	302
		15,193

Portugal — 0.5%
Corticeira Amorim SGPS	2,886	32
Jeronimo Martins SGPS SA	117,170	2,828
Navigator Co SA/The	35,864	134

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
REN - Redes Energeticas Nacionais SGPS SA	471,024	$1,494
		4,488

Singapore — 0.4%
Bukit Sembawang Estates Ltd ‡	11,700	43
Fraser and Neave Ltd	20,400	21
Jardine Cycle & Carriage Ltd	60,000	1,107
Kimly Ltd	90,400	26
Sheng Siong Group Ltd	1,367,374	1,535
Singapore Technologies Engineering Ltd	373,000	1,132
		3,864

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	95,851	550
Banco Santander SA	23,026	79
Cia de Distribucion Integral Logista Holdings	43,768	809
Enagas SA	88,871	1,985
Endesa SA	12,583	276
Financiera Alba	1,963	115
		3,814

Sweden — 0.8%
Axfood AB (A)	207,257	6,809
Essity AB, Cl B	47,942	1,141
Investor AB, Cl A	15,531	366
		8,316

Switzerland — 5.9%
AEVIS VICTORIA SA	1,506	30
Allreal Holding AG, Cl A ‡	8,266	1,778
Berner Kantonalbank AG	135	33
BKW AG	7,977	1,003
Chocoladefabriken Lindt & Spruengli AG	162	1,934
Emmi AG	1,122	1,230
LEM Holding SA	29	70
Luzerner Kantonalbank AG	151	71
Mobimo Holding AG ‡	1,713	549
Novartis AG	104,649	9,209
Plazza AG ‡	133	50
PSP Swiss Property AG ‡	19,524	2,576
Roche Holding AG-BR	1,683	738
Roche Holding AG-Genusschein	27,125	10,778
SGS SA, Cl B (A)	910	2,535
SKAN Group AG	1,091	76
Sonova Holding AG	19,796	8,271
St Galler Kantonalbank AG	381	191
Straumann Holding AG	670	1,074
Swiss Life Holding AG	2,412	1,550
Swiss Prime Site AG ‡	2,580	255
Swisscom AG (A)	23,620	14,222
TX Group AG	491	82
Valiant Holding AG	826	86
		58,391

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 2.1%
Alliance Pharma PLC	7,738	$12
Big Yellow Group PLC ‡	9,108	185
British Land Co PLC ‡	94,402	658
Bunzl PLC	16,031	627
Genus PLC	5,958	222
Howden Joinery Group PLC	41,252	414
Imperial Brands PLC	89,700	1,900
J Sainsbury PLC	996,991	3,318
Liberty Global PLC, Cl A *	28,939	738
Liberty Global PLC, Cl C *	73,900	1,915
Linde PLC	12,877	4,113
M&G PLC	424,707	1,238
National Grid PLC	14,786	229
Reckitt Benckiser Group PLC	21,185	1,633
Rightmove PLC	36,023	299
Sage Group PLC/The	40,584	373
Tesco PLC	663,758	2,408
Unilever PLC	23,783	1,085
		21,367

United States — 58.6%
Communication Services — 5.1%
Alphabet Inc, Cl A *	4,401	12,241
Alphabet Inc, Cl C *	867	2,421
AT&T Inc	436,095	10,305
Comcast Corp, Cl A	8,307	389
Electronic Arts Inc	918	116
Fox Corp, Cl A	54,494	2,150
Fox Corp, Cl B	51,090	1,853
Liberty Media Corp-Liberty Formula One, Cl C *	3,780	264
Liberty Media Corp-Liberty SiriusXM *	5,335	244
Meta Platforms Inc, Cl A *	110	24
Omnicom Group Inc	52,730	4,476
Scholastic Corp, Cl B	21,265	857
Verizon Communications Inc	284,487	14,492
Yelp Inc, Cl A *	21,438	731
		50,563
Consumer Discretionary — 0.9%
AutoZone Inc *	2,255	4,610
Domino's Pizza Inc	3,538	1,440
O'Reilly Automotive Inc *	931	638
Target Corp, Cl A	11,799	2,504
		9,192
Consumer Staples — 14.7%
Archer-Daniels-Midland Co	23,870	2,154
Casey's General Stores Inc	31,854	6,313
Church & Dwight Co Inc	64,379	6,398
Clorox Co/The	26,573	3,694
Coca-Cola Co/The	28,036	1,738
Colgate-Palmolive Co	109,565	8,308
Conagra Brands Inc	2,371	80

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp	25,455	$14,658
Flowers Foods Inc	163,399	4,201
General Mills Inc	130,077	8,809
Hershey Co/The	55,262	11,971
Hormel Foods Corp	25,051	1,291
J M Smucker Co/The	30,046	4,069
John B Sanfilippo & Son Inc	7,496	626
Kellogg Co	108,918	7,024
Kimberly-Clark Corp	36,795	4,532
Kroger Co/The	66,834	3,834
McCormick & Co Inc/MD	15,300	1,527
Mondelez International Inc, Cl A	119,899	7,527
Nestle SA	14,084	1,836
PepsiCo Inc	41,651	6,972
Philip Morris International Inc	74,471	6,996
Procter & Gamble Co/The	70,137	10,717
Tyson Foods Inc, Cl A	39,748	3,563
USANA Health Sciences Inc *	14,391	1,143
Walgreens Boots Alliance Inc	29,149	1,305
Walmart Inc	97,994	14,593
		145,879
Financials — 4.6%
American Business Bank *	1,369	57
Aon PLC, Cl A	7,297	2,376
Arthur J Gallagher & Co	9,479	1,655
Berkshire Hathaway Inc, Cl A *	11	5,818
Berkshire Hathaway Inc, Cl B *	23,023	8,125
Brown & Brown Inc	60,046	4,340
Cboe Global Markets Inc	23,313	2,668
CME Group Inc	18,243	4,339
First American Financial Corp	15,426	1,000
Intercontinental Exchange Inc	56,045	7,404
Marsh & McLennan Cos Inc	46,568	7,936
Nelnet Inc, Cl A	1,938	165
Sixth Street Specialty Lending Inc	51	1
Waterstone Financial Inc	21,532	416
		46,300
Health Care — 11.6%
Abbott Laboratories	26,368	3,121
AbbVie Inc	54,728	8,872
Agilent Technologies Inc	28,328	3,749
Becton Dickinson and Co	10,447	2,779
Bio-Rad Laboratories Inc, Cl A *	10,079	5,677
Bristol-Myers Squibb Co	17,139	1,252
Cerner Corp	61,826	5,784
Chemed Corp	11,106	5,626
CVS Health Corp	26,200	2,652
Gilead Sciences Inc	188,593	11,212
GlaxoSmithKline PLC	408,444	8,852
HCA Healthcare Inc	3,113	780
Henry Schein Inc *	26,827	2,339
IDEXX Laboratories Inc *	2,756	1,508

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	75,374	$13,358
Laboratory Corp of America Holdings *	10,862	2,864
Masimo Corp *	3,706	539
McKesson Corp	22,786	6,975
Merck & Co Inc	35,949	2,950
Mettler-Toledo International Inc *	4,082	5,605
Molina Healthcare Inc *	3,647	1,217
National HealthCare Corp	9,320	655
Pfizer Inc	88,931	4,604
Prestige Consumer Healthcare Inc, Cl A *	31,741	1,680
Quest Diagnostics Inc	979	134
Regeneron Pharmaceuticals Inc *	3,423	2,391
Vertex Pharmaceuticals Inc *	10,620	2,771
Waters Corp *	16,583	5,147
West Pharmaceutical Services Inc	882	362
		115,455
Industrials — 4.2%
3M Co	17,240	2,567
A O Smith Corp	13,271	848
AMERCO	3,942	2,353
CH Robinson Worldwide Inc	38,279	4,123
Expeditors International of Washington Inc	97,942	10,104
Ferguson PLC	44,670	6,045
General Dynamics Corp	25,860	6,237
Graco Inc	17,242	1,202
Lockheed Martin Corp	724	319
Northrop Grumman Corp	449	201
Robert Half International Inc	62,710	7,160
Waste Management Inc	2,314	367
		41,526
Information Technology — 10.5%
Accenture PLC, Cl A	14,351	4,840
Amdocs Ltd	33,775	2,777
Arista Networks Inc *	45,981	6,390
Arrow Electronics Inc, Cl A *	4,726	561
Avnet Inc	16,532	671
Broadcom Inc	7,828	4,929
Cadence Design Systems Inc *	7,616	1,252
Ciena Corp *	68,243	4,138
Cisco Systems Inc/Delaware	197,494	11,012
CommVault Systems Inc *	50,741	3,367
Dell Technologies Inc, Cl C	10,610	532
F5 Inc, Cl A *	5,654	1,181
Fair Isaac Corp *	5,805	2,708
Fortinet Inc *	16,530	5,649
HP Inc	39,179	1,422
Jack Henry & Associates Inc	5,917	1,166
Juniper Networks Inc	279,235	10,377
Keysight Technologies Inc *	17,847	2,819
Microsoft Corp	26,043	8,029
Motorola Solutions Inc	34,285	8,304
National Instruments Corp	30,794	1,250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	14,925	$1,239
NetScout Systems Inc *	31,539	1,012
Oracle Corp, Cl B	131,464	10,876
Paychex Inc	9,973	1,361
Progress Software Corp	5,104	240
SS&C Technologies Holdings Inc	70,682	5,303
Synopsys Inc *	612	204
VMware Inc, Cl A	11,189	1,274
		104,883
Materials — 4.4%
AptarGroup Inc	12,155	1,428
Ecolab Inc	33,173	5,857
Huntsman Corp	7,340	275
Materion Corp	15,591	1,337
Newmont Corp	78,468	6,234
Packaging Corp of America	38,067	5,943
Reliance Steel & Aluminum Co	53,828	9,870
Royal Gold Inc, Cl A	29,362	4,148
Sealed Air Corp	2,589	174
Sherwin-Williams Co/The, Cl A	11,298	2,820
Silgan Holdings Inc	87,612	4,050
Sonoco Products Co	23,538	1,473
Valvoline Inc	9,738	307
		43,916
Real Estate — 0.7%
Extra Space Storage Inc ‡	11,284	2,320
Public Storage ‡	11,664	4,552
Varia US Properties AG ‡	560	35
		6,907
Utilities — 1.9%
American Electric Power Co Inc	9,451	943
American Water Works Co Inc	8,307	1,375
Consolidated Edison Inc	23,418	2,217
DTE Energy Co	26,116	3,453
Duke Energy Corp	29,177	3,258
Hawaiian Electric Industries Inc	34,368	1,454
NiSource Inc	9,494	302
PPL Corp	74,291	2,122
UGI Corp	62,114	2,250
WEC Energy Group Inc	13,217	1,319
		18,693
		583,314

Unites States — 0.2%
Amcor PLC	188,272	2,133
Total Common Stock
(Cost $855,209) ($ Thousands)		981,737

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.1%
Germany — 0.1%
Fuchs Petrolub (B)	4,331	$158
Henkel AG & Co KGaA(B)	20,419	1,371
		1,529

Total Preferred Stock
(Cost $1,974) ($ Thousands)		1,529

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.300% **†(C)	41,851,468	41,856

Total Affiliated Partnership
(Cost $41,856) ($ Thousands)		41,856

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	4,911,691	4,912

Total Cash Equivalent
(Cost $4,912) ($ Thousands)		4,912

Total Investments in Securities — 103.4%
(Cost $903,951) ($ Thousands)		$1,030,034

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	9	Jun-2022	$363	$383	$14
FTSE 100 Index	2	Jun-2022	196	197	1
S&P 500 Index E-MINI	10	Jun-2022	2,124	2,265	142
SPI 200 Index	2	Jun-2022	278	281	3
TOPIX Index	2	Jun-2022	324	321	(5)
			$3,285	$3,447	$155

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BARCLAY BANK PLC	05/03/22	GBP	160,209	USD	81,114	$(175)
BNP Paribas	04/04/22 - 05/04/22	SGD	5,603	USD	4,131	(10)
BNP Paribas	04/04/22	AUD	10,814	USD	7,859	(262)
BNP Paribas	04/04/22	CAD	21,060	USD	16,625	(236)
BNP Paribas	04/04/22	CHF	28,667	USD	31,198	47
BNP Paribas	04/04/22	SEK	34,699	USD	3,630	(93)
BNP Paribas	04/04/22	DKK	85,193	USD	12,821	78
BNP Paribas	04/04/22	HKD	153,862	USD	19,685	39
Brown Brothers Harriman	04/04/22 - 05/02/22	NZD	59	USD	40	(1)
Brown Brothers Harriman	05/04/22	SGD	18	USD	13	—
Brown Brothers Harriman	04/04/22 - 05/04/22	SGD	169	USD	125	—
Brown Brothers Harriman	04/04/22	USD	353	SGD	479	1
Brown Brothers Harriman	04/04/22	USD	374	SEK	3,608	13
Brown Brothers Harriman	04/04/22	USD	441	NZD	649	11
Brown Brothers Harriman	04/04/22 - 05/02/22	USD	8	NZD	11	—
Brown Brothers Harriman	04/04/22	USD	358	NOK	3,194	7
Brown Brothers Harriman	04/04/22	USD	125	NOK	1,082	(1)
Brown Brothers Harriman	04/04/22	USD	615	AUD	836	13
Brown Brothers Harriman	04/04/22 - 05/03/22	GBP	311	USD	411	1
Brown Brothers Harriman	04/04/22 - 05/03/22	GBP	499	USD	654	(3)
Brown Brothers Harriman	04/04/22	USD	1,102	CAD	1,402	21
Brown Brothers Harriman	05/03/22	USD	6	HKD	45	—
Brown Brothers Harriman	04/04/22	USD	1,263	HKD	9,879	(2)
Brown Brothers Harriman	04/04/22	USD	476	GBP	363	2
Brown Brothers Harriman	04/04/22	USD	857	GBP	644	(10)
Brown Brothers Harriman	04/04/22 - 05/02/22	AUD	1,451	USD	1,065	(25)
Brown Brothers Harriman	04/04/22	USD	1,572	DKK	10,603	14
Brown Brothers Harriman	05/02/22	CAD	82	USD	65	—
Brown Brothers Harriman	04/04/22 - 05/02/22	CAD	1,565	USD	1,233	(19)
Brown Brothers Harriman	04/04/22 - 05/02/22	USD	1,548	CHF	1,436	13
Brown Brothers Harriman	04/04/22 - 05/02/22	USD	237	CHF	218	(1)
Brown Brothers Harriman	04/04/22 - 05/02/22	USD	101	JPY	12,236	—
Brown Brothers Harriman	04/04/22	USD	1,977	JPY	227,893	(99)
Brown Brothers Harriman	04/04/22	CHF	369	USD	401	—
Brown Brothers Harriman	04/04/22	CHF	1,980	USD	2,120	(32)
Brown Brothers Harriman	04/04/22	USD	2,766	EUR	2,514	32
Brown Brothers Harriman	05/02/22	EUR	116	USD	130	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/04/22 - 05/02/22	EUR	2,991	USD	3,294	$(34)
Brown Brothers Harriman	05/02/22	SEK	163	USD	18	—
Brown Brothers Harriman	04/04/22 - 05/02/22	SEK	5,144	USD	534	(18)
Brown Brothers Harriman	04/04/22 - 05/02/22	DKK	314	USD	47	—
Brown Brothers Harriman	04/04/22 - 05/02/22	DKK	6,819	USD	1,009	(11)
Brown Brothers Harriman	04/04/22 - 05/03/22	HKD	13,512	USD	1,728	2
Brown Brothers Harriman	04/04/22 - 05/02/22	NOK	252	USD	29	—
Brown Brothers Harriman	04/04/22 - 05/02/22	NOK	29,418	USD	3,298	(66)
Brown Brothers Harriman	04/04/22	JPY	619,280	USD	5,258	156
Brown Brothers Harriman	04/04/22 - 05/02/22	JPY	47,031	USD	386	(2)
Standard Chartered	04/04/22	GBP	10,315	USD	13,832	250
Standard Chartered	04/04/22	EUR	34,883	USD	38,930	118
Standard Chartered	04/04/22	JPY	4,961,962	USD	43,231	2,350
Standard Chartered	05/02/22	JPY	5,394,024	USD	44,302	(169)
Standard Chartered	05/02/22	SEK	35,253	USD	3,798	13
Standard Chartered	05/02/22	DKK	79,903	USD	11,967	4
Standard Chartered	05/03/22	HKD	155,485	USD	19,871	11
Westpac Banking	04/04/22	NZD	1,759	USD	1,191	(33)
Westpac Banking	05/02/22	EUR	34,701	USD	38,634	(3)
						$1,891

Percentages are based on a Net Assets of $995,782 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $41,874 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $41,856 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
USD — U.S. Dollar

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	981,737	–	–	981,737
Preferred Stock	1,371	158	–	1,529
Affiliated Partnership	–	41,856	–	41,856
Cash Equivalent	4,912	–	–	4,912
Total Investments in Securities	988,020	42,014	–	1,030,034

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	160	–	–	160
Unrealized Depreciation	(5)	–	–	(5)
Forwards Contracts*
Unrealized Appreciation	–	3,196	–	3,196
Unrealized Depreciation	–	(1,305)	–	(1,305)
Total Other Financial Instruments	155	1,891	–	2,046

*	Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$13,534	$76,128	$(47,806)	$(1)	$1	$41,856	41,851,468	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	9,489	60,766	(65,343)	—	—	4,912	4,911,691	1	—
Totals	$23,023	$136,894	$(113,149)	$(1)	$1	$46,768		$22	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 2.5%
Activision Blizzard Inc	36,557	$2,929
Alphabet Inc, Cl A *	1,342	3,733
Alphabet Inc, Cl C *	590	1,648
Fox Corp, Cl A	83,711	3,302
Fox Corp, Cl B	20,928	759
John Wiley & Sons Inc, Cl A	55,857	2,962
Madison Square Garden Entertainment Corp *	12,894	1,074
Madison Square Garden Sports Corp *	8,586	1,540
Netflix Inc *	2,009	753
New York Times Co/The, Cl A	79,939	3,664
Take-Two Interactive Software Inc, Cl A *	14,286	2,196
Zynga Inc, Cl A *	161,144	1,489

		26,049
Consumer Discretionary — 6.5%
Amazon.com Inc, Cl A *	229	746
AutoZone Inc *	10,000	20,446
Darden Restaurants Inc	15,105	2,008
Dick's Sporting Goods Inc (A)	32,489	3,250
Dollar General Corp	8,848	1,970
Domino's Pizza Inc	2,404	978
eBay Inc	122,000	6,986
Frontdoor Inc *	25,609	764
Graham Holdings Co, Cl B	4,037	2,469
McDonald's Corp	25,821	6,385
Target Corp, Cl A	76,997	16,340
Toyota Motor Corp ADR (A)	38,500	6,940

		69,282
Consumer Staples — 15.8%
Altria Group Inc	51,246	2,677
Bunge Ltd	11,344	1,257
Campbell Soup Co	38,780	1,728
Church & Dwight Co Inc	65,117	6,471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clorox Co/The	11,028	$1,533
Coca-Cola Co/The	63,107	3,913
Coca-Cola Europacific Partners PLC	49,400	2,401
Colgate-Palmolive Co	96,311	7,303
Costco Wholesale Corp	13,236	7,622
General Mills Inc	51,227	3,469
Hershey Co/The	35,196	7,625
Hormel Foods Corp	125,879	6,488
J M Smucker Co/The	26,111	3,536
Kellogg Co	91,886	5,926
Kimberly-Clark Corp	2,775	342
Kroger Co/The	385,532	22,118
Lamb Weston Holdings Inc	28,333	1,698
McCormick & Co Inc/MD	78,204	7,805
Metro Inc/CN, Cl A	58,400	3,364
PepsiCo Inc	56,305	9,424
Procter & Gamble Co/The	50,025	7,644
Sanderson Farms Inc	20,200	3,787
Tyson Foods Inc, Cl A	183,000	16,402
Walmart Inc	220,879	32,893

		167,426
Energy — 0.4%
DT Midstream Inc	19,049	1,034
Williams Cos Inc/The	101,321	3,385

		4,419
Financials — 12.2%
Aflac Inc	112,800	7,263
Allstate Corp/The	65,446	9,065
American Financial Group Inc/OH	41,500	6,043
Assurant Inc	10,566	1,921
Bank of America Corp	7,089	292
Bank of Hawaii Corp	15,469	1,298
Bank of New York Mellon Corp/The	72,600	3,603
Berkshire Hathaway Inc, Cl B *	64,800	22,869
Cboe Global Markets Inc	46,588	5,331
Chubb Ltd	12,399	2,652
Cullen/Frost Bankers Inc	10,482	1,451
Everest Re Group Ltd	39,096	11,783
Hanover Insurance Group Inc/The, Cl A	30,304	4,531
MGIC Investment Corp	141,647	1,919
Morningstar Inc, Cl A	21,864	5,973
National Bank of Canada	54,700	4,197
Progressive Corp/The	115,800	13,200
RenaissanceRe Holdings Ltd	31,431	4,982
TFS Financial Corp	125,478	2,083
Travelers Cos Inc/The	83,472	15,253
Upstart Holdings Inc *	2,752	300
White Mountains Insurance Group Ltd	2,847	3,235

		129,244
Health Care — 20.3%
AbbVie Inc	53,300	8,641

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ABIOMED Inc *	6,106	$2,023
AmerisourceBergen Corp, Cl A	14,727	2,278
Amgen Inc, Cl A	16,800	4,063
Anthem Inc	44,047	21,637
AstraZeneca PLC ADR	93,200	6,183
Baxter International Inc	37,184	2,883
Bio-Rad Laboratories Inc, Cl A *	4,035	2,273
Bristol-Myers Squibb Co	132,638	9,687
Chemed Corp	1,680	851
CVS Health Corp	31,417	3,180
Danaher Corp, Cl A	4,391	1,288
Eli Lilly & Co	95,629	27,385
Gilead Sciences Inc	24,174	1,437
Humana Inc	29,627	12,893
Johnson & Johnson	176,016	31,195
McKesson Corp	8,957	2,742
Merck & Co Inc	177,062	14,528
Mettler-Toledo International Inc *	3,168	4,350
Organon & Co	24,129	843
Pfizer Inc	367,569	19,029
Premier Inc, Cl A	67,410	2,399
Quest Diagnostics Inc	50,752	6,946
Reata Pharmaceuticals Inc, Cl A *	6,330	207
Thermo Fisher Scientific Inc	6,544	3,865
UnitedHealth Group Inc	35,650	18,180
Zoetis Inc, Cl A	18,364	3,463

		214,449
Industrials — 10.3%
3M Co	15,668	2,333
Carrier Global Corp	50,700	2,326
CH Robinson Worldwide Inc	34,716	3,739
Cummins Inc	13,400	2,749
EMCOR Group Inc	13,365	1,505
General Dynamics Corp	30,100	7,260
L3Harris Technologies Inc	26,704	6,635
Landstar System Inc	11,414	1,722
Lockheed Martin Corp	5,885	2,598
Northrop Grumman Corp	40,245	17,998
Quanta Services Inc	37,697	4,961
Raytheon Technologies Corp	135,100	13,384
Republic Services Inc	146,100	19,358
Schneider National Inc, Cl B	108,955	2,778
Waste Management Inc	124,467	19,728

		109,074
Information Technology — 20.6%
Amdocs Ltd	227,100	18,670
Apple Inc	291,300	50,864
Atlassian Corp PLC, Cl A *	9,066	2,664
Automatic Data Processing Inc	12,312	2,801
Ciena Corp *	29,458	1,786
Cisco Systems Inc/Delaware	323,319	18,028

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSG Systems International Inc	37,600	$2,390
DocuSign Inc, Cl A *	11,775	1,261
F5 Inc, Cl A *	24,793	5,181
Intel Corp	307,300	15,230
Jack Henry & Associates Inc	10,939	2,156
Marvell Technology Inc	24,484	1,756
Microsoft Corp	92,212	28,430
Motorola Solutions Inc	87,963	21,305
NetApp Inc	46,295	3,842
Oracle Corp, Cl B	215,117	17,797
Qorvo Inc *	29,520	3,663
Seagate Technology Holdings PLC	63,600	5,718
Synopsys Inc *	41,600	13,864

		217,406
Materials — 2.5%
AptarGroup Inc	6,262	736
Avery Dennison Corp	31,600	5,497
Corteva Inc	84,619	4,864
Royal Gold Inc, Cl A	15,384	2,173
Sealed Air Corp	136,300	9,127
Silgan Holdings Inc	81,300	3,759

		26,156
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	2,248
SBA Communications Corp, Cl A ‡	4,204	1,446

		3,694
Utilities — 7.3%
Ameren Corp	74,283	6,965
American Electric Power Co Inc	84,897	8,470
DTE Energy Co	38,099	5,037
Duke Energy Corp	41,536	4,638
Entergy Corp	26,600	3,106
Eversource Energy	82,362	7,263
National Fuel Gas Co	34,340	2,359
NextEra Energy Inc	105,783	8,961
Portland General Electric Co	73,374	4,047
Public Service Enterprise Group Inc	183,544	12,848
Southern Co/The	83,686	6,068
WEC Energy Group Inc	75,896	7,575

		77,337
Total Common Stock
(Cost $451,744) ($ Thousands)		1,044,536

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.300% **†(B)	9,654,831	$9,655

Total Affiliated Partnership
(Cost $9,656) ($ Thousands)		9,655

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	13,893,933	13,894

Total Cash Equivalent
(Cost $13,894) ($ Thousands)		13,894

Total Investments in Securities — 100.9%
(Cost $475,294) ($ Thousands)		$1,068,085

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	26	Jun-2022	$5,911	$5,890	$(21)

Percentages are based on Net Assets of $1,058,308 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022 was $6,139 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $9,655 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,044,536	–	–	1,044,536
Affiliated Partnership	–	9,655	–	9,655
Cash Equivalent	13,894	–	–	13,894
Total Investments in Securities	1,058,430	9,655	–	1,068,085

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(21)	–	–	(21)
Total Other Financial Instruments	(21)	–	–	(21)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$4,919	$41,368	$(36,632)	$—	$—	$9,655	9,654,831	$11	$—
SEI Daily Income Trust, Government Fund, Cl F	18,450	75,130	(79,686)	—	—	13,894	13,893,933	2	—
Totals	$23,369	$116,498	$(116,318)	$—	$—	$23,549		$13	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed International Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%
Australia — 6.3%
Abacus Property Group ‡	158,019	$390
AGL Energy Ltd	212,782	1,230
Ansell Ltd	33,091	638
ASX Ltd	5,643	344
Aurizon Holdings Ltd	606,674	1,675
Bendigo & Adelaide Bank	74,373	570
BHP Group Ltd	27,722	1,078
Charter Hall Long Wale ‡	89,728	357
Coles Group Ltd	70,257	942
CSL Ltd	3,288	659
Deterra Royalties	101,448	366
Dexus ‡	42,121	344
EBOS Group Ltd	5,627	162
Elders Ltd	53,869	536
Endeavour Group Ltd	21,286	116
Glencore PLC	57,001	373
Harvey Norman Holdings Ltd	469,181	1,876
Inghams Group Ltd	376,651	863
JB Hi-Fi Ltd	41,355	1,676
Medibank Pvt Ltd	47,280	109
Metcash Ltd, Cl A	327,149	1,110
Newcrest Mining Ltd	13,198	265
Orora Ltd	461,555	1,244
REA Group Ltd	3,994	402
Rio Tinto Ltd	14,158	1,263
Rio Tinto PLC	6,903	550
Rio Tinto PLC ADR	2,248	181
Sonic Healthcare Ltd	62,555	1,660
Telstra Corp Ltd, Cl B	502,620	1,483
Treasury Wine Estates Ltd	37,848	327
Vicinity Centres ‡	81,726	113
Wesfarmers Ltd	30,590	1,153

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Woolworths Group Ltd	17,215	$480
		24,535

Austria — 0.9%
CA Immobilien Anlagen AG ‡	4,737	148
Erste Group Bank AG	6,526	239
EVN AG	6,728	174
Mayr Melnhof Karton AG	3,798	681
Oesterreichische Post AG (A)	32,046	1,145
S IMMO AG ‡	9,548	235
Telekom Austria AG, Cl A	81,520	633
voestalpine AG	3,496	105
		3,360

Belgium — 1.0%
Ageas	27,240	1,382
Etablissements Franz Colruyt NV	35,595	1,482
Proximus SADP	31,281	586
UCB SA, Cl A	4,841	583
		4,033

Brazil — 0.1%
Yara International ASA	7,926	399
Canada — 2.7%
Bank of Nova Scotia, Cl C	13,689	982
Canadian Imperial Bank of Commerce	15,826	1,923
Canadian Tire Corp Ltd, Cl A	17,338	2,620
Cogeco Communications Inc	18,559	1,538
Empire Co Ltd, Cl A	34,652	1,230
Loblaw Cos Ltd	24,108	2,165
		10,458

China — 0.5%
BOC Hong Kong Holdings Ltd	291,500	1,100
Lee & Man Paper Manufacturing Ltd	697,000	363
Wilmar International Ltd	124,500	432
		1,895

Denmark — 2.8%
AP Moller - Maersk A/S, Cl B	384	1,167
Carlsberg A/S, Cl B	9,406	1,159
Coloplast A/S, Cl B	10,603	1,622
Danske Bank A/S	60,283	1,012
Genmab A/S *	1,478	541
Jyske Bank A/S *	8,740	480
Novo Nordisk A/S, Cl B	16,930	1,890
Royal Unibrew A/S	2,426	229
Scandinavian Tobacco Group A/S	73,722	1,584
Solar A/S, Cl B	3,143	350
Sydbank A/S	22,507	776
UIE	564	169
		10,979

Finland — 1.6%
Elisa Oyj	14,473	878

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortum Oyj	5,932	$108
Kemira Oyj	45,914	605
Kesko Oyj, Cl B	61,076	1,690
Orion Oyj, Cl B	31,149	1,422
TietoEVRY Oyj	44,315	1,187
Tokmanni Group Corp	11,828	198
Valmet Oyj	4,395	137
		6,225

France — 8.7%
Air Liquide SA	3,658	643
Arkema SA	3,435	413
AXA SA	58,735	1,726
BNP Paribas SA	3,209	184
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	4,916	118
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	1,336	122
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	484	76
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	1,278	109
Carrefour SA	180,783	3,939
Cie Generale des Etablissements Michelin SCA	17,959	2,446
Credit Agricole SA	22,471	271
Danone SA	14,006	779
Dassault Systemes	10,987	543
Engie SA	41,332	546
Hermes International	565	804
Ipsen SA	3,500	440
Legrand SA	9,769	934
L'Oreal SA	3,678	1,482
Metropole Television SA	61,738	1,223
Orange SA	303,697	3,607
Pernod Ricard SA	6,112	1,350
Publicis Groupe SA	1,746	106
Sanofi	68,990	7,097
Sartorius Stedim Biotech	869	359
SEB SA	1,787	251
Societe BIC SA	25,897	1,316
Societe Generale SA	7,829	211
Stellantis	9,533	156
Teleperformance	308	118
Thales SA, Cl A	6,701	848
TOTAL SA	19,480	990
Virbac SA	506	204
Vivendi SA	39,336	516
		33,927

Germany — 5.4%
adidas AG	674	159
BASF SE	9,111	522

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bayerische Motoren Werke AG	3,506	$304
Beiersdorf AG	8,145	860
Deutsche Post AG	37,481	1,801
Deutsche Telekom AG	184,690	3,479
E.ON SE	251,237	2,936
Freenet AG	58,729	1,577
Hannover Rueck SE	1,509	258
Henkel AG & Co KGaA	5,568	369
Hornbach Holding AG & Co KGaA	12,407	1,572
Knorr-Bremse AG	7,844	605
Mercedes-Benz Group AG	3,730	263
Merck KGaA	11,111	2,342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,021	1,620
QIAGEN NV *	6,304	311
Siemens Healthineers AG	6,608	412
Sirius Real Estate Ltd ‡	87,389	144
Talanx AG	3,767	167
Uniper SE	47,292	1,225
Vonovia SE ‡	3,062	144
		21,070

Hong Kong — 3.3%
Chevalier International Holdings	78,000	93
China Motor Bus Co Ltd ‡	9,200	109
CK Hutchison Holdings Ltd	154,500	1,132
CK Infrastructure Holdings Ltd	94,000	629
CLP Holdings Ltd, Cl B	115,500	1,126
Dah Sing Banking Group Ltd	340,000	301
HK Electric Investments & HK Electric Investments Ltd	1,490,000	1,456
HKT Trust & HKT Ltd	904,000	1,241
Hutchison Telecommunications Hong Kong Holdings	1,162,000	187
Kerry Properties Ltd ‡	395,000	1,110
Link ‡	58,800	501
Pacific Textiles Holdings	576,000	267
PCCW Ltd	1,434,704	808
Power Assets Holdings Ltd	205,500	1,338
SmarTone Telecommunications Holdings	328,500	175
VTech Holdings Ltd	286,300	2,081
WH Group Ltd	314,500	198
		12,752

Indonesia — 0.1%
First Resources Ltd	314,800	477
Ireland — 0.2%
Dole PLC	11,373	141
ICON PLC ADR *	406	99
Kerry Group PLC, Cl A	3,719	419
		659

Israel — 1.5%
Albaad Massuot Yitzhak Ltd *	8,411	85

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Hapoalim BM	61,461	$608
Bank Leumi Le-Israel BM	125,017	1,354
Check Point Software Technologies Ltd *	12,153	1,680
Elbit Systems Ltd	2,917	639
Kerur Holdings Ltd	4,093	109
Mizrahi Tefahot Bank Ltd	12,013	471
Nice Ltd *	945	207
Radware Ltd *	18,970	607
Shufersal Ltd	26,493	240
		6,000

Italy — 2.4%
A2A SpA	695,413	1,199
ACEA SpA	34,866	644
Assicurazioni Generali SpA	22,202	509
Enel SpA	99,794	670
Eni SpA	175,272	2,580
Hera SpA	309,958	1,152
Iren SpA	38,535	103
Terna - Rete Elettrica Nazionale	41,284	357
UnipolSai Assicurazioni SpA	724,945	2,157
		9,371

Japan — 22.6%
AEON Investment Corp ‡	918	1,141
Aozora Bank Ltd (A)	37,600	794
Arcs Co Ltd	43,600	758
Bandai Namco Holdings Inc	2,300	175
Bridgestone Corp	32,900	1,277
Brother Industries Ltd	33,600	614
Canon Inc	104,200	2,557
Choushimaru Co Ltd	10,500	100
Chubu Electric Power Co Inc	10,000	104
COMSYS Holdings Corp	6,300	138
Daicel Corp (A)	83,800	559
Daiichi Sankyo Co Ltd	7,500	164
Daiki Aluminium Industry Co Ltd (A)	18,900	244
Dairei Co Ltd	6,300	98
Daito Trust Construction Co Ltd	6,300	671
DCM Holdings Co Ltd	151,200	1,309
Earth Corp	13,200	603
EDION Corp (A)	75,700	705
EXEO Group Inc	8,300	154
Ezaki Glico Co Ltd	4,900	150
FUJIFILM Holdings Corp	9,400	575
Fujitsu Ltd	1,500	225
Hokkaido Gas Co Ltd	9,800	119
Honda Motor Co Ltd	32,300	917
Hoya Corp	1,500	170
Inaba Denki Sangyo Co Ltd	50,800	1,035
Inpex Corp	39,500	467
ITOCHU Corp (A)	124,300	4,219
Itochu Enex Co Ltd	119,800	1,010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Itoham Yonekyu Holdings	30,700	$163
Iwatani Corp	11,200	474
Japan Post Bank Co Ltd (A)	139,500	1,122
Japan Post Holdings Co Ltd	212,600	1,563
Japan Tobacco Inc	125,300	2,147
JXTG Holdings Inc (A)	302,500	1,138
Kadoya Sesame Mills Inc	2,600	80
Kaken Pharmaceutical Co Ltd (A)	46,800	1,493
Kamigumi Co Ltd	75,300	1,358
Kaneka Corp	20,500	594
Kato Sangyo Co Ltd	8,700	226
KDDI Corp (A)	165,700	5,450
Keihanshin Building Co Ltd ‡	14,200	175
Keiyo Co Ltd	32,400	237
Kinden Corp	69,800	902
Kobayashi Pharmaceutical Co	1,200	97
Kurimoto Ltd	6,800	88
Kyokuyo Co Ltd	3,800	104
KYORIN Holdings Inc (A)	12,100	176
Kyushu Electric Power Co Inc	21,500	144
Lawson Inc	31,300	1,204
Lintec Corp	41,400	824
Lion Corp	17,100	191
Maruichi Steel Tube Ltd (A)	27,500	622
McDonald's Holdings Co Japan Ltd	38,400	1,602
Medipal Holdings Corp	57,500	949
MEIJI Holdings Co Ltd	18,200	989
Mirait Holdings Corp	41,400	661
Mitsubishi Electric Corp	9,100	105
Mitsubishi Shokuhin Co Ltd	33,300	823
Miyoshi Oil & Fat Co Ltd	10,200	97
Mizuho Financial Group Inc (A)	246,480	3,143
MS&AD Insurance Group Holdings Inc	33,000	1,073
Nintendo Co Ltd	700	353
Nippn Corp	57,000	778
Nippo Corp *(A)	–	–
Nippon Express Holdings Inc	10,600	729
Nippon Kanzai Co Ltd	5,500	127
Nippon Telegraph & Telephone Corp (A)	231,300	6,741
Nippon Television Holdings	69,200	722
Nisshin Oillio Group Ltd/The	29,000	679
Nissin Foods Holdings Co Ltd	2,500	176
Nitto Fuji Flour Milling Co Ltd	8,000	298
Nomura Holdings Inc (A)	262,100	1,099
Okinawa Cellular Telephone Co	3,100	126
Ono Pharmaceutical Co Ltd	14,600	367
Oracle Corp Japan	1,500	105
ORIX Corp	60,100	1,198
Otsuka Corp	9,100	323
Otsuka Holdings Co Ltd	6,200	215
OUG Holdings Inc	4,800	108
Pola Orbis Holdings Inc	15,600	204

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rengo Co Ltd	107,600	$689
Resona Holdings Inc	24,700	106
Ricoh Co Ltd (A)	22,000	191
Sankyo Co Ltd	38,600	1,075
Sankyu Inc	16,800	549
Sawai Group Holdings	5,400	198
Secom Co Ltd	1,400	102
Seino Holdings Co Ltd	85,400	778
Sekisui House Ltd	47,800	927
Seven & i Holdings Co Ltd	8,100	386
Shimamura Co Ltd	1,200	107
Shin-Keisei Electric Railway Co Ltd	5,700	96
Shionogi & Co Ltd	3,400	210
Softbank Corp	163,500	1,919
Sompo Holdings Inc	16,900	741
Sugi Holdings Co Ltd	2,500	124
Sumitomo Corp	24,000	416
Sumitomo Mitsui Financial Group Inc	57,900	1,843
Sumitomo Osaka Cement Co Ltd (A)	32,100	880
Sundrug Co Ltd	3,600	88
Suzuken Co Ltd/Aichi Japan	8,900	265
Taisho Pharmaceutical Holdings Co Ltd	1,950	91
Teijin Ltd (A)	52,300	584
Toho Holdings Co Ltd (A)	13,800	209
Tohoku Electric Power Co Inc	108,100	632
Tokio Marine Holdings Inc	14,900	867
Tokyo Gas Co Ltd	27,000	496
Tosoh Corp	7,100	105
Towa Pharmaceutical Co Ltd (A)	15,400	347
Toyo Suisan Kaisha Ltd	26,800	962
Toyota Motor Corp (A)	42,300	767
Trend Micro Inc/Japan	32,700	1,921
Tsuruha Holdings Inc	5,200	331
Unicharm Corp	2,000	71
Valor Holdings Co Ltd	26,800	464
Yamada Denki Co Ltd (A)	614,100	1,912
Yamaguchi Financial Group	139,700	775
Yamato Holdings Co Ltd	5,200	98
Yellow Hat Ltd	11,200	144
Zaoh Co Ltd	8,700	138
		88,018

Jordan — 0.2%
Hikma Pharmaceuticals PLC	31,242	850
Luxembourg — 0.2%
Eurofins Scientific	7,872	783
Netherlands — 3.4%
ABN AMRO Bank NV	11,695	150
ASR Nederland NV	3,778	177
Heineken Holding NV	1,435	113
Heineken NV	7,612	729
JDE Peet's NV	18,070	520
Koninklijke Ahold Delhaize NV	203,347	6,565

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke KPN NV	75,711	$265
NN Group NV	57,352	2,918
Randstad NV	1,570	95
Signify NV	18,561	869
Universal Music Group NV	8,632	230
Wolters Kluwer NV	7,765	831
		13,462

New Zealand — 0.8%
Arvida Group Ltd	92,473	111
Fisher & Paykel Healthcare Corp Ltd	34,373	580
Freightways Ltd	77,215	663
Mainfreight Ltd	13,312	773
Mercury NZ Ltd	109,078	450
Meridian Energy Ltd	35,190	123
Spark New Zealand Ltd	143,962	458
		3,158

Norway — 1.6%
American Shipping Co	28,476	106
Austevoll Seafood ASA	41,885	653
DNB Bank ASA	22,448	511
Equinor ASA	14,620	548
Norsk Hydro ASA	104,457	1,024
Orkla ASA	265,871	2,377
Sparebank 1 Oestlandet	6,917	111
SpareBank 1 SMN	6,562	106
SpareBank 1 SR-Bank	17,208	264
Telenor ASA	25,285	367
		6,067

Portugal — 0.7%
Jeronimo Martins SGPS SA	86,576	2,089
NOS SGPS SA	37,349	158
Sonae SGPS	467,890	541
		2,788

Singapore — 3.1%
DBS Group Holdings Ltd	121,600	3,197
Great Eastern Holdings Ltd	6,700	106
Jardine Cycle & Carriage Ltd	129,200	2,385
Mapletree Logistics Trust ‡	154,270	210
Olam Group Ltd	140,500	182
Oversea-Chinese Banking Corp Ltd	266,300	2,421
Sasseur Real Estate Investment Trust ‡	161,100	101
Sheng Siong Group Ltd	383,000	430
Singapore Post Ltd	217,600	104
Straits Trading Co Ltd	74,500	175
United Overseas Bank Ltd	113,700	2,671
Venture Corp Ltd	17,400	225
		12,207

South Africa — 0.2%
Anglo American PLC	16,607	874

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thungela Resources Ltd *	1,394	$18
		892

Spain — 2.2%
Aena SME SA *	727	122
CaixaBank SA	37,980	129
Cia de Distribucion Integral Logista Holdings	75,134	1,389
Ebro Foods SA	40,375	714
Enagas SA	11,935	267
Endesa SA	105,051	2,301
Faes Farma SA	125,662	515
Iberdrola SA	151,573	1,665
Red Electrica Corp SA (A)	44,724	925
Repsol SA, Cl A	38,924	512
		8,539

Sweden — 1.6%
Axfood AB	54,195	1,780
Epiroc AB, Cl B	14,793	269
Essity AB, Cl B	14,592	347
KNOW IT AB	7,589	254
Nordea Bank Abp, Cl A	56,350	587
Nyfosa AB ‡	18,745	270
Samhallsbyggnadsbolaget i Norden ‡	93,792	424
Svenska Cellulosa AB SCA, Cl B	11,438	224
Swedbank AB, Cl A	11,408	171
Swedish Match AB	140,856	1,068
Telefonaktiebolaget LM Ericsson, Cl B	52,150	480
Telia Co AB	142,933	577
		6,451

Switzerland — 9.7%
Adecco Group AG	7,959	361
Alcon Inc	4,687	373
ALSO Holding AG	606	148
Baloise Holding AG	11,303	2,022
Banque Cantonale Vaudoise	2,566	223
Barry Callebaut AG	401	943
Basellandschaftliche Kantonalbank	303	294
Berner Kantonalbank AG	473	115
BKW AG	15,147	1,905
Chocoladefabriken Lindt & Spruengli AG	126	2,051
Dormakaba Holding AG	276	142
Emmi AG	905	992
EMS-Chemie Holding AG	1,134	1,105
Geberit AG	318	196
Helvetia Holding AG	6,900	902
Intershop Holding AG ‡	203	141
Kuehne + Nagel International AG	410	117
Novartis AG	46,064	4,053
PSP Swiss Property AG ‡	3,835	506
Roche Holding AG-BR	262	115
Roche Holding AG-Genusschein	21,623	8,592

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Romande Energie Holding SA	76	$101
Schindler Holding AG	2,723	585
SGS SA, Cl B	48	134
Sika AG	2,182	725
Sonova Holding AG	3,097	1,294
Swiss Life Holding AG	4,709	3,026
Swiss Prime Site AG ‡	10,011	991
Swisscom AG (A)	6,786	4,086
Thurgauer Kantonalbank	927	113
TX Group AG	1,296	216
Valiant Holding AG	11,491	1,192
Vifor Pharma AG	566	101
		37,860

United Kingdom — 10.4%
3i Group PLC	26,140	477
Associated British Foods PLC	17,260	376
Atalaya Mining PLC	70,542	377
Auto Trader Group PLC	82,006	684
B&M European Value Retail SA	190,763	1,338
BAE Systems PLC	480,992	4,549
Big Yellow Group PLC ‡	5,610	114
BP PLC	20,073	98
BP PLC ADR	18,564	546
British American Tobacco PLC	49,933	2,101
British Land Co PLC ‡	118,272	824
Britvic PLC	17,747	186
BT Group PLC, Cl A	789,651	1,885
Bunzl PLC	40,782	1,595
CareTech Holdings PLC	22,562	206
Computacenter PLC	13,861	533
Dechra Pharmaceuticals PLC	5,120	274
Diageo PLC	12,148	616
Direct Line Insurance Group	325,141	1,178
Finsbury Food Group PLC	134,390	118
Howden Joinery Group PLC	9,726	98
HSBC Holdings PLC	182,427	1,254
Imperial Brands PLC	139,728	2,960
Inchcape PLC	47,148	412
Intertek Group PLC	7,052	483
J Sainsbury PLC	704,299	2,344
Kingfisher PLC	308,194	1,035
National Grid PLC	140,036	2,166
Nomad Foods Ltd *	6,450	146
Premier Foods PLC	509,318	763
QinetiQ Group PLC	414,692	1,670
Real Estate Investors PLC ‡	198,216	103
Reckitt Benckiser Group PLC	14,620	1,127
RELX PLC	3,418	107
Sage Group PLC/The	90,246	831
ScS Group PLC	48,694	126
Tate & Lyle PLC	332,021	3,211
Tesco PLC	616,580	2,237

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unilever PLC	6,651	$303
Vodafone Group PLC	422,923	690
YouGov PLC	14,322	258
		40,399

United States — 2.3%
Ferguson PLC	3,469	469
GlaxoSmithKline PLC	304,859	6,607
Nestle SA	10,269	1,339
QIAGEN NV *	7,592	372
Taro Pharmaceutical Industries Ltd *	2,122	92
		8,879

Total Common Stock
(Cost $310,663) ($ Thousands)		376,493

PREFERRED STOCK — 0.5%
Germany — 0.5%
Draegerwerk AG & Co KGaA (B)	8,845	492
Fuchs Petrolub (B)	19,129	695
Henkel AG & Co KGaA(B)	10,506	706
		1,893

Total Preferred Stock
(Cost $2,178) ($ Thousands)		1,893

AFFILIATED PARTNERSHIP — 10.4%
SEI Liquidity Fund, L.P.
0.300% **†(C)	40,472,189	40,478

Total Affiliated Partnership
(Cost $40,478) ($ Thousands)		40,478

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	4,341,473	4,341

Total Cash Equivalent
(Cost $4,341) ($ Thousands)		4,341

Total Investments in Securities — 108.5%
(Cost $357,660) ($ Thousands)		$423,205

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	32	Jun-2022	$1,298	$1,361	$46
FTSE 100 Index	7	Jun-2022	665	690	20
Hang Seng Index	1	May-2022	139	141	2
SPI 200 Index	3	Jun-2022	410	421	6
TOPIX Index	5	Jun-2022	782	802	23
			$3,294	$3,415	$97

Percentages are based on a Net Assets of $390,021 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022, was $37,697 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $40,478 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
FTSE— Financial Times Stock Exchange
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPI — Share Price Index
TOPIX — Tokyo Price Index

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	376,493	—	—	376,493
Preferred Stock	1,198	695	—	1,893
Affiliated Partnership	—	40,478	—	40,478
Cash Equivalent	4,341	—	—	4,341
Total Investments in Securities	382,032	41,173	—	423,205

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	97	–	–	97
Total Other Financial Instruments	97	–	–	97

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,946	$61,971	$(41,439)	$—	$—	$40,478	40,472,189	$112	$—
SEI Daily Income Trust, Government Fund, Cl F	8,193	12,172	(16,024)	—	—	4,341	4,341,473	—	—
Totals	$28,139	$74,143	$(57,463)	$—	$—	$44,819		$112	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Real Estate Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.3%

Real Estate — 98.3%
Acadia Realty Trust ‡	65,892	$1,428
Alexandria Real Estate Equities Inc ‡	17,478	3,517
American Campus Communities Inc ‡	25,949	1,452
American Homes 4 Rent, Cl A ‡	74,856	2,996
American Tower Corp, Cl A ‡	15,500	3,894
Americold Realty Trust ‡	24,081	671
Apple Hospitality Inc ‡	41,490	746
AvalonBay Communities Inc ‡	21,100	5,241
Brixmor Property Group Inc ‡	111,910	2,888
Cousins Properties Inc ‡	45,601	1,837
Digital Realty Trust Inc, Cl A ‡	29,640	4,203
Diversified Healthcare Trust ‡	44,267	142
Duke Realty Corp ‡	66,280	3,848
Empire State Realty Trust Inc, Cl A ‡	47,310	465
Equinix Inc ‡	11,722	8,693
Equity Residential ‡	56,490	5,080
Extra Space Storage Inc ‡	11,190	2,301
First Industrial Realty Trust Inc ‡	33,200	2,055
Host Hotels & Resorts Inc ‡	91,820	1,784
Hudson Pacific Properties Inc ‡	52,031	1,444
Invitation Homes Inc ‡	106,150	4,265
JBG SMITH Properties ‡	47,343	1,383
Kilroy Realty Corp ‡	36,390	2,781
Life Storage Inc ‡	27,740	3,896
Medical Properties Trust Inc ‡	22,940	485
Mid-America Apartment Communities Inc ‡	19,277	4,038
Omega Healthcare Investors Inc ‡	30,810	960
Park Hotels & Resorts Inc ‡	39,410	770
Phillips Edison & Co Inc *‡	31,144	1,071
Prologis Inc ‡	71,750	11,586
Public Storage ‡	18,212	7,108
Rexford Industrial Realty Inc ‡	35,360	2,637
RPT Realty ‡	66,010	909
Sabra Health Care Inc ‡	72,243	1,076
SBA Communications Corp, Cl A ‡	5,870	2,020
Simon Property Group Inc ‡	31,230	4,109
Sun Communities Inc ‡	21,822	3,825
Sunstone Hotel Investors Inc *‡	33,420	394
UDR Inc ‡	59,046	3,387
Ventas Inc ‡	78,510	4,849
Veris Residential Inc *‡	64,920	1,129
Vornado Realty Trust ‡	2	—
Welltower Inc ‡	39,830	3,829
WeWork Inc, Cl A *(A)	27,824	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xenia Hotels & Resorts Inc *‡	66,160	$1,276

		122,658
Total Common Stock
(Cost $85,320) ($ Thousands)		122,658

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.300% **†(B)	200,145	203

Total Affiliated Partnership
(Cost $200) ($ Thousands)		203

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	2,337,886	2,338

Total Cash Equivalent
(Cost $2,338) ($ Thousands)		2,338

Total Investments in Securities — 100.4%
(Cost $87,858) ($ Thousands)		$125,199

Percentages are based on a Net Assets of $124,743 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 2). The total market value of securities on loan at March 31, 2022, was $190 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $203 ($ Thousands).

Cl — Class
L.P. — Limited Partnership

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	122,658	–	–	122,658
Affiliated Partnership	–	203	–	203
Cash Equivalent	2,338	–	–	2,338
Total Investments in Securities	124,996	203	–	125,199

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Real Estate Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 03/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$878	$(678)	$—	$3	$203	200,145	$1	$—
SEI Daily Income Trust, Government Fund, Cl F	2,210	33,730	(33,602)	—	—	2,338	2,337,886	—	—
Totals	$2,210	$34,608	$(34,280)	$—	$3	$2,541		$1	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 32.1%
Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	$400	$316
1.100%, 08/15/2030 (A)	240	210
0.800%, 08/15/2027 (A)	220	199
0.450%, 08/15/2025 (A)	110	103
Altice France
5.500%, 10/15/2029 (B)	210	188
AT&T
6.500%, 09/01/2037	1,335	1,651
5.550%, 08/15/2041 (A)	130	151
5.350%, 09/01/2040 (A)	130	149
5.250%, 03/01/2037 (A)	2,420	2,751
5.150%, 03/15/2042	25	28
4.850%, 03/01/2039	750	816
4.750%, 05/15/2046	1,600	1,738
4.500%, 05/15/2035 (A)	445	471
4.350%, 03/01/2029	240	254
4.350%, 06/15/2045	350	353
3.800%, 02/15/2027	318	325
3.800%, 12/01/2057	5,775	5,269
3.650%, 06/01/2051 (A)	257	234
3.650%, 09/15/2059 (A)	814	714
3.550%, 09/15/2055	487	430
3.500%, 06/01/2041	342	315
3.500%, 09/15/2053	5,781	5,073
3.500%, 02/01/2061	320	272
3.300%, 02/01/2052 (A)	566	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 02/01/2043	$1,141	$985
3.000%, 06/30/2022	180	180
2.550%, 12/01/2033 (A)	1,745	1,550
2.300%, 06/01/2027 (A)	750	715
2.250%, 02/01/2032 (A)	262	232
1.700%, 03/25/2026	2,732	2,586
1.650%, 02/01/2028 (A)	2,005	1,827
CCO Holdings
4.750%, 02/01/2032 (B)	250	233
4.500%, 08/15/2030 (B)	50	47
4.500%, 05/01/2032	1,240	1,134
Charter Communications Operating
6.834%, 10/23/2055	70	83
6.484%, 10/23/2045	110	125
6.384%, 10/23/2035	10	11
5.750%, 04/01/2048	1,097	1,166
5.500%, 04/01/2063 (A)	320	322
5.375%, 04/01/2038	663	681
5.375%, 05/01/2047 (A)	141	144
5.250%, 04/01/2053 (A)	1,650	1,661
4.908%, 07/23/2025 (A)	2,534	2,628
4.800%, 03/01/2050 (A)	2,410	2,289
4.400%, 04/01/2033 (A)	800	798
4.400%, 12/01/2061	277	241
4.200%, 03/15/2028 (A)	1,263	1,276
3.900%, 06/01/2052	884	746
3.750%, 02/15/2028	85	84
3.500%, 06/01/2041	424	352
3.500%, 03/01/2042	963	796
2.250%, 01/15/2029 (A)	247	222
Comcast
7.050%, 03/15/2033 (A)	90	118
6.500%, 11/15/2035	97	125
4.400%, 08/15/2035	1,770	1,912
4.250%, 10/15/2030 (A)	730	779
4.200%, 08/15/2034	220	235
4.150%, 10/15/2028	2,220	2,333
4.000%, 03/01/2048	70	72
3.999%, 11/01/2049	199	201
3.969%, 11/01/2047	78	79
3.950%, 10/15/2025	90	93
3.750%, 04/01/2040 (A)	200	201
3.700%, 04/15/2024 (A)	580	592
3.450%, 02/01/2050	80	75
3.400%, 04/01/2030 (A)	1,260	1,276
3.400%, 07/15/2046 (A)	60	56
3.300%, 04/01/2027 (A)	190	192
3.250%, 11/01/2039	60	57
3.150%, 03/01/2026	390	393
2.937%, 11/01/2056 (B)	533	440
2.887%, 11/01/2051 (A)(B)	823	694
2.800%, 01/15/2051 (A)	280	236

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.650%, 08/15/2062 (A)	$797	$616
2.450%, 08/15/2052	160	127
1.500%, 02/15/2031 (A)	2,045	1,782
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	188
Comcast Cable Holdings
10.125%, 04/15/2022	45	45
Corning
5.450%, 11/15/2079	725	801
DISH DBS
7.750%, 07/01/2026	120	119
5.875%, 11/15/2024	410	409
5.750%, 12/01/2028 (B)	30	28
5.250%, 12/01/2026 (B)	170	162
5.125%, 06/01/2029	280	238
Fox
5.476%, 01/25/2039	520	589
3.500%, 04/08/2030	310	307
Level 3 Financing
3.875%, 11/15/2029 (B)	2,165	1,992
3.400%, 03/01/2027 (A)(B)	1,455	1,371
Netflix
5.875%, 11/15/2028	614	677
5.375%, 11/15/2029 (B)	447	484
3.625%, 06/15/2025 (A)(B)	36	36
NTT Finance
1.162%, 04/03/2026 (B)	2,250	2,074
Paramount Global
6.875%, 04/30/2036	620	758
5.900%, 10/15/2040	455	514
4.750%, 05/15/2025	1,035	1,075
4.200%, 05/19/2032	970	971
SES Global Americas Holdings GP
5.300%, 03/25/2044 (B)	1,200	1,163
Sky
3.750%, 09/16/2024 (B)	1,090	1,108
Sprint Spectrum
5.152%, 03/20/2028 (B)	3,552	3,740
4.738%, 03/20/2025 (B)	5,107	5,214
Telefonica Emisiones
5.213%, 03/08/2047	150	161
T-Mobile USA
4.375%, 04/15/2040	1,730	1,737
3.875%, 04/15/2030	4,590	4,608
3.750%, 04/15/2027	2,195	2,208
3.500%, 04/15/2025	1,910	1,923
3.500%, 04/15/2031 (B)	1,820	1,713
3.400%, 10/15/2052 (B)	1,230	1,046
3.375%, 04/15/2029	3,447	3,279
2.875%, 02/15/2031	458	413
2.700%, 03/15/2032 (A)(B)	70	64
2.625%, 02/15/2029 (A)	330	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 02/15/2031 (A)	$1,159	$1,051
2.250%, 02/15/2026 (A)(B)	3,301	3,110
Verizon Communications
5.500%, 03/16/2047 (A)	60	75
5.250%, 03/16/2037 (A)	805	938
4.862%, 08/21/2046 (A)	470	539
4.500%, 08/10/2033	620	665
4.400%, 11/01/2034	2,887	3,072
4.329%, 09/21/2028 (A)	1,330	1,403
4.272%, 01/15/2036	78	82
4.125%, 08/15/2046	320	329
4.016%, 12/03/2029 (A)	714	741
4.000%, 03/22/2050	170	173
3.875%, 02/08/2029 (A)	210	218
3.850%, 11/01/2042	610	608
3.700%, 03/22/2061 (A)	980	908
3.550%, 03/22/2051 (A)	960	902
3.400%, 03/22/2041	130	122
3.150%, 03/22/2030 (A)	360	354
3.000%, 03/22/2027 (A)	140	138
2.875%, 11/20/2050 (A)	1,679	1,403
2.650%, 11/20/2040	2,295	1,952
2.625%, 08/15/2026 (A)	1,000	978
2.550%, 03/21/2031	3,216	2,988
2.355%, 03/15/2032 (A)(B)	4,718	4,261
2.100%, 03/22/2028 (A)	400	373
1.750%, 01/20/2031 (A)	410	357
1.680%, 10/30/2030 (A)	643	561
Vmed O2 UK Financing I
4.750%, 07/15/2031 (B)	630	594
Vodafone Group
5.250%, 05/30/2048	1,810	2,027
5.000%, 05/30/2038	160	174
4.875%, 06/19/2049 (A)	1,544	1,680
4.375%, 05/30/2028	670	701
4.250%, 09/17/2050	128	128
Walt Disney
6.650%, 11/15/2037 (A)	235	313
6.200%, 12/15/2034	65	82
4.700%, 03/23/2050	355	412
4.625%, 03/23/2040	765	847
3.600%, 01/13/2051 (A)	1,095	1,083
2.750%, 09/01/2049 (A)	159	135

		136,286

Consumer Discretionary — 2.1%
Advance Auto Parts
3.900%, 04/15/2030	479	477
Amazon.com
4.950%, 12/05/2044	500	607
4.250%, 08/22/2057	110	124
4.050%, 08/22/2047	380	413

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/22/2037	$910	$963
3.150%, 08/22/2027 (A)	680	689
3.100%, 05/12/2051 (A)	429	403
2.875%, 05/12/2041	1,355	1,251
2.800%, 08/22/2024 (A)	245	247
2.700%, 06/03/2060	315	260
2.500%, 06/03/2050 (A)	1,182	987
2.100%, 05/12/2031 (A)	1,520	1,412
1.650%, 05/12/2028 (A)	985	916
1.500%, 06/03/2030	350	313
1.200%, 06/03/2027 (A)	672	620
1.000%, 05/12/2026 (A)	2,187	2,052
0.800%, 06/03/2025 (A)	560	530
AutoNation
4.750%, 06/01/2030	1,424	1,484
BMW US Capital
3.800%, 04/06/2023 (B)	700	710
3.700%, 04/01/2032 (B)	632	639
Comcast
4.000%, 08/15/2047	90	92
Cox Communications
4.800%, 02/01/2035 (B)	890	936
2.600%, 06/15/2031 (B)	915	827
CSC Holdings
4.500%, 11/15/2031 (B)	1,000	896
3.375%, 02/15/2031 (A)(B)	200	169
Daimler Finance North America
2.700%, 06/14/2024 (B)	595	590
0.750%, 03/01/2024 (B)	980	940
Dick's Sporting Goods
4.100%, 01/15/2052	1,020	871
Dollar General
3.250%, 04/15/2023	50	50
Ford Motor
5.291%, 12/08/2046 (A)	99	96
4.750%, 01/15/2043	262	238
3.250%, 02/12/2032 (A)	480	429
Ford Motor Credit
5.125%, 06/16/2025	400	408
5.113%, 05/03/2029	420	422
4.950%, 05/28/2027	850	864
4.271%, 01/09/2027	700	690
4.250%, 09/20/2022	1,000	1,006
4.125%, 08/17/2027	200	195
4.000%, 11/13/2030	470	443
3.815%, 11/02/2027	261	247
3.810%, 01/09/2024	300	300
3.625%, 06/17/2031	1,102	995
2.900%, 02/16/2028	200	181
2.900%, 02/10/2029	572	510
2.700%, 08/10/2026 (A)	1,232	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
6.600%, 04/01/2036	$40	$46
6.250%, 10/02/2043 (A)	260	295
6.125%, 10/01/2025	320	344
5.950%, 04/01/2049 (A)	80	89
5.400%, 10/02/2023	190	197
5.150%, 04/01/2038	240	244
4.875%, 10/02/2023 (A)	315	325
General Motors Financial
4.350%, 01/17/2027	110	112
4.250%, 05/15/2023	110	111
4.150%, 06/19/2023	83	84
3.450%, 04/10/2022	415	415
3.150%, 06/30/2022	870	872
3.100%, 01/12/2032 (A)	819	736
Hanesbrands
4.875%, 05/15/2026 (A)(B)	210	211
4.625%, 05/15/2024 (B)	30	30
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	150	155
5.375%, 05/01/2025 (B)	460	470
Home Depot
4.250%, 04/01/2046	48	53
3.900%, 12/06/2028	40	42
3.900%, 06/15/2047 (A)	60	63
3.750%, 02/15/2024 (A)	66	67
3.625%, 04/15/2052	568	564
3.350%, 04/15/2050	710	669
3.300%, 04/15/2040	484	466
3.250%, 04/15/2032	790	790
3.125%, 12/15/2049 (A)	622	569
2.875%, 04/15/2027	632	630
2.700%, 04/15/2030 (A)	320	310
2.500%, 04/15/2027 (A)	280	275
2.375%, 03/15/2051 (A)	512	411
Hyundai Capital America MTN
2.000%, 06/15/2028 (B)	320	284
1.300%, 01/08/2026 (B)	673	616
0.800%, 01/08/2024 (A)(B)	608	580
Hyundai Capital Services
2.125%, 04/24/2025 (B)	500	479
Las Vegas Sands
3.200%, 08/08/2024	1,370	1,308
2.900%, 06/25/2025	210	196
Lennar
4.750%, 11/29/2027 (A)	410	427
4.500%, 04/30/2024 (A)	1,583	1,623
Lowe's
5.000%, 04/15/2040	965	1,075
4.500%, 04/15/2030 (A)	200	214
4.450%, 04/01/2062	221	230
4.250%, 04/01/2052	506	523

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, 04/01/2027	$379	$381
Magallanes
5.391%, 03/15/2062 (B)	794	820
5.141%, 03/15/2052 (B)	4,197	4,294
5.050%, 03/15/2042 (B)	3,398	3,466
4.279%, 03/15/2032 (B)	3,791	3,808
4.054%, 03/15/2029 (B)	1,242	1,248
3.755%, 03/15/2027 (A)(B)	1,167	1,165
3.638%, 03/15/2025 (B)	634	638
Marriott International
5.750%, 05/01/2025 (A)	196	208
4.625%, 06/15/2030	1,141	1,182
3.500%, 10/15/2032	483	460
2.850%, 04/15/2031	421	384
McDonald's MTN
4.875%, 12/09/2045	260	289
4.450%, 03/01/2047	240	258
4.450%, 09/01/2048	72	77
4.200%, 04/01/2050 (A)	530	553
3.800%, 04/01/2028	665	684
3.700%, 01/30/2026 (A)	220	225
3.625%, 09/01/2049	402	385
3.600%, 07/01/2030	290	295
3.500%, 03/01/2027 (A)	510	519
3.500%, 07/01/2027	200	203
3.300%, 07/01/2025	320	324
1.450%, 09/01/2025	80	76
MDC Holdings
6.000%, 01/15/2043	30	31
Newell Brands
4.450%, 04/01/2026	110	110
4.100%, 04/01/2023	278	281
NIKE
3.375%, 03/27/2050 (A)	520	517
3.250%, 03/27/2040	210	204
2.850%, 03/27/2030	150	148
2.750%, 03/27/2027 (A)	410	408
2.400%, 03/27/2025	260	258
Nissan Motor
4.345%, 09/17/2027 (A)(B)	1,100	1,084
3.522%, 09/17/2025 (B)	1,190	1,166
3.043%, 09/15/2023 (A)(B)	580	579
QVC
4.850%, 04/01/2024 (A)	370	378
Sands China
5.400%, 08/08/2028	320	314
5.125%, 08/08/2025	380	377
3.800%, 01/08/2026 (A)	420	397
3.100%, 03/08/2029 (B)	690	586
2.550%, 03/08/2027 (B)	460	400
Starbucks
3.500%, 11/15/2050 (A)	625	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, 03/12/2050	$120	$108
3.000%, 02/14/2032 (A)	1,325	1,264
1.300%, 05/07/2022	408	408
Tapestry
3.050%, 03/15/2032 (A)	1,144	1,040
Target
2.950%, 01/15/2052 (A)	719	661
2.250%, 04/15/2025	450	444
Time Warner Cable
7.300%, 07/01/2038	530	643
6.750%, 06/15/2039	10	12
6.550%, 05/01/2037 (A)	268	308
5.875%, 11/15/2040	1,405	1,510
5.500%, 09/01/2041	1,599	1,660
Time Warner Entertainment
8.375%, 07/15/2033 (A)	270	353
Toll Brothers Finance
4.375%, 04/15/2023	120	121
Virgin Media Secured Finance
5.500%, 05/15/2029 (B)	250	248
VOC Escrow
5.000%, 02/15/2028 (B)	380	353
Volkswagen Group of America Finance
2.900%, 05/13/2022 (B)	1,455	1,457
1.250%, 11/24/2025 (B)	1,345	1,240
0.875%, 11/22/2023 (A)(B)	1,055	1,019
Wynn Macau
5.625%, 08/26/2028 (B)	500	434
5.125%, 12/15/2029 (A)(B)	200	170

		89,052

Consumer Staples — 1.6%
Alimentation Couche-Tard
3.550%, 07/26/2027 (B)	650	647
Altria Group
6.200%, 02/14/2059	76	85
5.950%, 02/14/2049	960	1,039
5.800%, 02/14/2039	1,190	1,283
4.800%, 02/14/2029	28	29
4.400%, 02/14/2026	514	532
3.875%, 09/16/2046 (A)	240	203
3.400%, 02/04/2041	600	492
2.450%, 02/04/2032 (A)	2,595	2,256
2.350%, 05/06/2025	270	262
Anheuser-Busch
4.900%, 02/01/2046	5,890	6,550
4.700%, 02/01/2036	907	973
3.650%, 02/01/2026 (A)	1,135	1,160
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	645	786
5.450%, 01/23/2039	645	753
4.750%, 01/23/2029	120	130

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 04/15/2048 (A)	$1,700	$1,835
4.500%, 06/01/2050	670	716
4.375%, 04/15/2038	953	1,001
4.350%, 06/01/2040	560	583
4.000%, 04/13/2028 (A)	160	166
3.750%, 07/15/2042 (A)	523	498
3.500%, 06/01/2030 (A)	200	203
Archer-Daniels-Midland
2.900%, 03/01/2032	638	624
Bacardi
4.450%, 05/15/2025 (B)	1,840	1,883
BAT Capital
5.650%, 03/16/2052 (A)	850	862
5.282%, 04/02/2050 (A)	1,260	1,246
4.540%, 08/15/2047	2,583	2,305
4.390%, 08/15/2037	232	216
3.984%, 09/25/2050 (A)	460	373
3.734%, 09/25/2040 (A)	10	8
3.557%, 08/15/2027	3,000	2,920
3.222%, 08/15/2024	167	167
2.259%, 03/25/2028 (A)	315	283
Bunge Finance
3.750%, 09/25/2027	439	441
2.750%, 05/14/2031 (A)	159	146
1.630%, 08/17/2025 (A)	558	529
Cargill
1.375%, 07/23/2023 (B)	440	435
Coca-Cola
3.375%, 03/25/2027	380	389
2.600%, 06/01/2050 (A)	190	162
2.500%, 06/01/2040 (A)	20	18
1.450%, 06/01/2027 (A)	490	460
Constellation Brands
4.400%, 11/15/2025 (A)	415	428
Consumers Energy
2.500%, 05/01/2060 (A)	272	207
Costco Wholesale
3.000%, 05/18/2027 (A)	284	286
2.750%, 05/18/2024	183	184
1.600%, 04/20/2030	450	403
1.375%, 06/20/2027 (A)	780	725
Danone
2.947%, 11/02/2026 (A)(B)	470	467
2.589%, 11/02/2023 (B)	1,370	1,368
Diageo Investment
2.875%, 05/11/2022	370	370
GSK Consumer Healthcare Capital US
4.000%, 03/24/2052 (B)	509	510
3.625%, 03/24/2032 (B)	1,617	1,616
3.375%, 03/24/2027 (A)(B)	1,331	1,331
3.375%, 03/24/2029 (A)(B)	943	933

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hershey
0.900%, 06/01/2025	$130	$122
Imperial Brands Finance
3.500%, 07/26/2026 (A)(B)	635	621
3.125%, 07/26/2024 (B)	2,250	2,229
JBS USA LUX
3.750%, 12/01/2031 (B)	350	325
3.000%, 02/02/2029 (B)	1,205	1,115
3.000%, 05/15/2032 (A)(B)	1,520	1,368
Keurig Dr Pepper
4.417%, 05/25/2025	280	289
Kraft Heinz Foods
7.125%, 08/01/2039 (B)	10	13
6.875%, 01/26/2039	40	49
6.750%, 03/15/2032 (A)	10	12
5.500%, 06/01/2050	220	250
5.200%, 07/15/2045	360	390
5.000%, 06/04/2042 (A)	1,250	1,335
4.875%, 10/01/2049 (A)	2,370	2,497
4.625%, 10/01/2039	10	10
4.375%, 06/01/2046	160	158
4.250%, 03/01/2031	110	113
3.000%, 06/01/2026 (A)	380	375
Kroger
4.450%, 02/01/2047	130	138
Land O' Lakes
6.000%, 11/15/2022 (B)	1,020	1,034
Mars
3.200%, 04/01/2030 (B)	210	208
2.700%, 04/01/2025 (B)	370	367
2.375%, 07/16/2040 (B)	300	251
Molson Coors Beverage
4.200%, 07/15/2046 (A)	1,113	1,080
3.500%, 05/01/2022	100	100
Mondelez International
1.500%, 05/04/2025 (A)	660	630
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (B)	290	290
PepsiCo
3.100%, 07/17/2022	59	59
2.875%, 10/15/2049 (A)	60	56
2.625%, 03/19/2027 (A)	50	50
2.250%, 03/19/2025	50	49
1.625%, 05/01/2030	440	396
0.750%, 05/01/2023 (A)	530	522
Philip Morris International
4.500%, 03/20/2042	130	130
2.500%, 08/22/2022	590	593
2.500%, 11/02/2022	680	683
2.100%, 05/01/2030 (A)	290	261
1.125%, 05/01/2023	280	277

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Procter & Gamble
3.000%, 03/25/2030	$240	$241
2.800%, 03/25/2027	80	80
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (B)	1,860	1,856
Reynolds American
8.125%, 05/01/2040	570	711
7.250%, 06/15/2037	390	456
5.850%, 08/15/2045	3,140	3,231
Walmart
3.300%, 04/22/2024 (A)	60	61
2.500%, 09/22/2041 (A)	160	142
1.800%, 09/22/2031 (A)	110	100
1.500%, 09/22/2028 (A)	435	399

		70,199

Energy — 3.0%
Aker BP
4.000%, 01/15/2031 (B)	456	454
Apache
7.750%, 12/15/2029	140	165
5.350%, 07/01/2049	230	221
5.250%, 02/01/2042	90	90
5.100%, 09/01/2040 (A)	205	207
4.750%, 04/15/2043	390	369
4.250%, 01/15/2044	890	779
BP Capital Markets
3.535%, 11/04/2024	100	102
3.506%, 03/17/2025	520	530
BP Capital Markets America
3.790%, 02/06/2024	100	102
3.633%, 04/06/2030	320	326
3.410%, 02/11/2026 (A)	1,110	1,122
3.194%, 04/06/2025	835	841
3.119%, 05/04/2026 (A)	230	230
3.000%, 02/24/2050 (A)	940	812
2.939%, 06/04/2051	319	272
Cameron LNG
3.302%, 01/15/2035 (B)	660	620
2.902%, 07/15/2031 (A)(B)	140	134
Canadian Natural Resources
6.450%, 06/30/2033	50	59
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	935
Cheniere Energy
4.625%, 10/15/2028	260	261
Cheniere Energy Partners
4.000%, 03/01/2031	100	97
3.250%, 01/31/2032 (B)	530	482
Chevron
3.191%, 06/24/2023 (A)	22	22
2.895%, 03/03/2024 (A)	560	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.355%, 12/05/2022	$15	$15
1.995%, 05/11/2027 (A)	425	408
1.554%, 05/11/2025 (A)	520	502
Chevron USA
3.850%, 01/15/2028	200	208
3.250%, 10/15/2029	50	51
1.018%, 08/12/2027 (A)	200	182
Conoco Funding
7.250%, 10/15/2031	180	237
ConocoPhillips
5.900%, 10/15/2032 (A)	10	12
5.900%, 05/15/2038	420	515
4.150%, 11/15/2034	280	286
Continental Resources
5.750%, 01/15/2031 (A)(B)	370	405
4.900%, 06/01/2044 (A)	80	79
4.500%, 04/15/2023	250	253
4.375%, 01/15/2028	520	527
3.800%, 06/01/2024 (A)	200	201
2.268%, 11/15/2026 (B)	2,070	1,933
Coterra Energy
4.375%, 06/01/2024 (B)	210	214
4.375%, 03/15/2029 (A)(B)	780	813
3.900%, 05/15/2027 (B)	970	977
DCP Midstream Operating
6.450%, 11/03/2036 (B)	110	127
Devon Energy
8.250%, 08/01/2023	50	53
7.875%, 09/30/2031	660	856
5.875%, 06/15/2028	40	42
5.600%, 07/15/2041 (A)	490	565
5.250%, 10/15/2027	46	48
5.000%, 06/15/2045	1,232	1,341
4.750%, 05/15/2042	187	198
4.500%, 01/15/2030	304	314
Diamondback Energy
4.400%, 03/24/2051	706	716
3.500%, 12/01/2029	500	495
3.250%, 12/01/2026 (A)	30	30
3.125%, 03/24/2031	479	457
Ecopetrol
5.875%, 05/28/2045 (A)	1,276	1,118
4.625%, 11/02/2031	160	145
4.125%, 01/16/2025	203	200
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(C)(D)	570	556
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(C)(D)	500	486
6.500%, 02/01/2042	45	52

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(C)(D)	$200	$197
6.250%, 04/15/2049 (A)	130	149
6.250%, ICE LIBOR USD 3 Month + 4.028%(C)(D)	90	77
6.125%, 12/15/2045	286	315
6.100%, 02/15/2042	167	182
5.500%, 06/01/2027 (A)	118	127
5.400%, 10/01/2047	1,888	1,977
5.350%, 05/15/2045	465	479
5.300%, 04/01/2044	640	658
5.300%, 04/15/2047	845	868
5.250%, 04/15/2029	1,165	1,243
5.150%, 03/15/2045	738	745
5.000%, 05/15/2050	1,285	1,300
4.950%, 05/15/2028	1,164	1,206
4.950%, 06/15/2028 (A)	180	189
4.500%, 11/01/2023	690	700
4.400%, 03/15/2027	536	545
4.000%, 10/01/2027	1,280	1,288
3.750%, 05/15/2030	1,250	1,230
Eni
4.000%, 09/12/2023 (B)	1,940	1,966
Enterprise Products Operating
7.550%, 04/15/2038	40	53
5.700%, 02/15/2042	40	46
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (C)	150	139
4.850%, 03/15/2044	430	456
4.800%, 02/01/2049	60	64
4.200%, 01/31/2050 (A)	120	119
4.150%, 10/16/2028	1,605	1,669
3.950%, 01/31/2060	220	205
3.700%, 01/31/2051	270	247
3.125%, 07/31/2029 (A)	170	167
2.800%, 01/31/2030 (A)	540	519
EOG Resources
4.950%, 04/15/2050 (A)	450	551
4.375%, 04/15/2030	120	130
4.150%, 01/15/2026	340	352
3.900%, 04/01/2035	390	400
EQM Midstream Partners
5.500%, 07/15/2028	30	30
EQT
6.625%, 02/01/2025	30	32
5.000%, 01/15/2029 (A)	150	155
3.900%, 10/01/2027 (A)	650	648
3.625%, 05/15/2031 (B)	320	306
3.125%, 05/15/2026 (A)(B)	10	10
Equinor
3.000%, 04/06/2027 (A)	1,100	1,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 04/06/2025	$2,225	$2,225
Exxon Mobil
4.327%, 03/19/2050	550	613
4.114%, 03/01/2046 (A)	533	573
3.482%, 03/19/2030	460	472
3.452%, 04/15/2051 (A)	1,262	1,223
3.043%, 03/01/2026 (A)	660	666
2.992%, 03/19/2025	2,840	2,853
1.571%, 04/15/2023 (A)	50	50
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (B)	261	235
2.625%, 03/31/2036 (B)	458	411
2.160%, 03/31/2034 (B)	720	662
1.750%, 09/30/2027 (B)	1,827	1,752
Halliburton
5.000%, 11/15/2045	80	87
4.850%, 11/15/2035	60	64
3.800%, 11/15/2025 (A)	17	17
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040	880	1,025
5.600%, 02/15/2041	860	966
HollyFrontier
5.875%, 04/01/2026	620	646
KazMunayGas National JSC
5.750%, 04/19/2047 (B)	340	301
Kinder Morgan
5.550%, 06/01/2045	300	335
5.200%, 03/01/2048	455	495
5.050%, 02/15/2046 (A)	170	180
4.300%, 06/01/2025	510	524
4.300%, 03/01/2028 (A)	200	207
3.600%, 02/15/2051	384	341
3.250%, 08/01/2050 (A)	300	249
3.150%, 01/15/2023 (A)	193	194
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	451
5.400%, 09/01/2044	20	22
Lukoil Capital DAC
3.600%, 10/26/2031 (B)	720	367
2.800%, 04/26/2027 (B)	705	374
Lundin Energy Finance BV
3.100%, 07/15/2031 (B)	1,629	1,509
2.000%, 07/15/2026 (B)	1,160	1,080
Marathon Oil
5.200%, 06/01/2045 (A)	206	223
MEG Energy
5.875%, 02/01/2029 (B)	80	81
MPLX
5.500%, 02/15/2049	390	432
4.950%, 03/14/2052	1,667	1,736
4.875%, 12/01/2024	320	331

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 02/15/2029 (A)	$330	$351
4.700%, 04/15/2048	430	433
4.500%, 04/15/2038 (A)	520	531
Northwest Pipeline
4.000%, 04/01/2027	219	225
Occidental Petroleum
7.875%, 09/15/2031	610	761
7.500%, 05/01/2031	870	1,061
6.950%, 07/01/2024	288	309
6.600%, 03/15/2046	360	423
6.450%, 09/15/2036	280	329
5.550%, 03/15/2026 (A)	110	117
4.625%, 06/15/2045	280	272
4.500%, 07/15/2044	525	502
4.400%, 04/15/2046	120	114
4.200%, 03/15/2048 (A)	170	159
4.100%, 02/15/2047 (A)	600	555
3.400%, 04/15/2026	270	268
3.000%, 02/15/2027	300	293
Oleoducto Central
4.000%, 07/14/2027 (B)	247	233
Parsley Energy
4.125%, 02/15/2028 (B)	60	60
Pertamina Persero
6.000%, 05/03/2042 (B)	300	333
Petrobras Global Finance BV
7.375%, 01/17/2027 (A)	310	344
6.900%, 03/19/2049	1,870	1,858
6.850%, 06/05/2115	820	769
6.250%, 03/17/2024	1,394	1,461
5.750%, 02/01/2029	300	312
5.299%, 01/27/2025	1,278	1,335
Petroleos Mexicanos
7.690%, 01/23/2050	150	131
6.950%, 01/28/2060	780	633
6.625%, 06/15/2035	767	688
6.375%, 01/23/2045	1,105	884
5.625%, 01/23/2046	480	362
4.875%, 01/18/2024	32	33
2.460%, 12/15/2025	738	733
2.378%, 04/15/2025	355	354
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	120	126
6.750%, 09/21/2047	2,970	2,414
Phillips 66
1.300%, 02/15/2026 (A)	405	378
Pioneer Natural Resources
2.150%, 01/15/2031	450	406
1.900%, 08/15/2030 (A)	859	761
1.125%, 01/15/2026	110	102
Plains All American Pipeline
3.550%, 12/15/2029	495	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 01/31/2023	$250	$250
Qatar Energy
3.300%, 07/12/2051 (B)	670	615
3.125%, 07/12/2041 (B)	670	609
2.250%, 07/12/2031 (A)(B)	1,040	957
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	322	324
4.875%, 05/15/2025	120	121
Reliance Industries
3.625%, 01/12/2052 (B)	2,840	2,517
2.875%, 01/12/2032 (B)	320	293
Rockies Express Pipeline
6.875%, 04/15/2040 (B)	830	820
4.950%, 07/15/2029 (B)	2,235	2,165
Ruby Pipeline
8.000%, 04/01/2022 (A)(B)(E)	1,008	930
Sabine Pass Liquefaction
5.750%, 05/15/2024 (A)	1,370	1,434
5.000%, 03/15/2027	1,265	1,338
Saudi Arabian Oil
1.625%, 11/24/2025 (B)	540	512
1.250%, 11/24/2023 (B)	450	440
Schlumberger Finance Canada
2.650%, 11/20/2022 (B)	329	331
Schlumberger Holdings
3.900%, 05/17/2028 (A)(B)	475	480
Schlumberger Investment
3.650%, 12/01/2023 (A)	61	62
Shell International Finance BV
4.550%, 08/12/2043	1,330	1,478
4.375%, 05/11/2045	470	507
4.125%, 05/11/2035	1,566	1,655
3.250%, 04/06/2050 (A)	840	788
3.000%, 11/26/2051 (A)	400	358
2.875%, 05/10/2026 (A)	900	902
2.750%, 04/06/2030 (A)	440	427
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	1,240	1,272
Southern Natural Gas
8.000%, 03/01/2032	170	216
Southwestern Energy
5.375%, 02/01/2029	20	20
5.375%, 03/15/2030 (A)	80	81
4.750%, 02/01/2032	190	190
Tallgrass Energy Partners
6.000%, 12/31/2030 (B)	20	19
Targa Resources Partners
5.500%, 03/01/2030	130	135
5.000%, 01/15/2028	100	101
4.875%, 02/01/2031	330	333
4.000%, 01/15/2032	40	39

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$1,140	$1,469
2.900%, 03/01/2030 (B)	1,510	1,417
TransCanada PipeLines
4.625%, 03/01/2034	860	918
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	69
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	290	277
Western Midstream Operating
5.750%, 02/01/2050	210	205
5.500%, 08/15/2048	244	241
5.300%, 03/01/2048	162	160
4.650%, 07/01/2026	40	41
4.550%, 02/01/2030 (A)	1,200	1,194
4.500%, 03/01/2028	60	61
4.000%, 07/01/2022	35	35
3.600%, 02/01/2025	390	387
1.844%, 01/13/2023 (C)	130	129
Williams
7.750%, 06/15/2031	841	1,054
7.500%, 01/15/2031	100	124
5.750%, 06/24/2044	51	59
5.400%, 03/04/2044	84	92
3.750%, 06/15/2027 (A)	1,044	1,055

		125,825

Financials — 11.1%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	360	368
Alleghany
3.250%, 08/15/2051	484	420
Ally Financial
1.450%, 10/02/2023	670	654
Ambac Assurance
5.100%(B)(D)	8	10
American Express
2.550%, 03/04/2027	1,325	1,288
American International Group
4.750%, 04/01/2048	130	149
4.200%, 04/01/2028	128	133
4.125%, 02/15/2024	107	109
3.900%, 04/01/2026	530	543
3.875%, 01/15/2035	30	31
2.500%, 06/30/2025	260	254
Antares Holdings
3.750%, 07/15/2027 (B)	899	829
Aon
6.250%, 09/30/2040	19	24
2.600%, 12/02/2031	2,080	1,916
Apollo Management Holdings
5.000%, 03/15/2048 (A)(B)	295	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 05/27/2026 (B)	$530	$552
Ares Capital
3.200%, 11/15/2031	792	671
Arthur J Gallagher
3.050%, 03/09/2052	1,370	1,131
Athene Global Funding
3.205%, 03/08/2027 (B)	2,229	2,146
3.000%, 07/01/2022 (B)	211	212
2.950%, 11/12/2026 (A)(B)	2,090	2,023
2.514%, 03/08/2024 (B)	1,305	1,285
2.500%, 03/24/2028 (A)(B)	1,123	1,034
1.985%, 08/19/2028 (B)	832	731
1.730%, 10/02/2026 (B)	1,442	1,309
1.608%, 06/29/2026 (B)	1,365	1,244
0.750%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	2,025	2,001
Athene Global Funding MTN
2.646%, 10/04/2031 (B)	1,059	935
Athene Holding
4.125%, 01/12/2028	605	610
Avolon Holdings Funding
3.950%, 07/01/2024 (B)	715	713
2.875%, 02/15/2025 (A)(B)	975	936
2.528%, 11/18/2027 (B)	779	688
AXA Equitable Holdings
3.900%, 04/20/2023	500	507
Bain Capital Specialty Finance
2.550%, 10/13/2026	528	476
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (C)	2,215	2,226
3.848%, 04/12/2023	600	608
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (C)	800	718
2.749%, 12/03/2030	1,000	880
2.746%, 05/28/2025 (A)	1,400	1,364
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (C)	1,190	1,075
1.358%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (C)	400	402
Bank of America
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)(C)	2,782	2,754
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (C)	3,720	3,729
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	4,171	3,908
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	2,867	2,637

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)(C)	$776	$716
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	2,370	2,154
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)(C)	5,268	4,892
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (C)	8,259	7,699
Bank of America MTN
5.000%, 01/21/2044	830	955
4.450%, 03/03/2026	1,157	1,197
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)(C)	805	863
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (A)(C)	65	67
4.250%, 10/22/2026	80	82
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (C)	179	187
4.200%, 08/26/2024 (A)	1,530	1,567
4.125%, 01/22/2024 (A)	290	298
4.100%, 07/24/2023 (A)	340	347
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)(C)	1,630	1,687
4.000%, 04/01/2024 (A)	1,309	1,343
4.000%, 01/22/2025	1,610	1,639
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)(C)	1,900	1,931
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (C)	625	635
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (A)(C)	600	607
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (C)	524	530
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)(C)	1,364	1,366
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (C)	860	865
3.500%, 04/19/2026 (A)	944	956
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (A)(C)	631	635
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)	3,484	3,479
3.300%, 01/11/2023	1,200	1,213
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (C)	240	232
3.093%, ICE LIBOR USD 3 Month + 1.090%, 10/01/2025 (C)	1,250	1,246
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (C)	265	251
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (A)(C)	902	829
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)(C)	6,025	5,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.922%, U.S. SOFR + 1.370%, 10/24/2031 (C)	$537	$466
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (A)(C)	2,280	2,180
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (C)	429	402
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (C)	1,440	1,331
Bank of Montreal MTN
2.650%, 03/08/2027	255	247
1.850%, 05/01/2025	880	846
Bank of New York Mellon
3.400%, 05/15/2024	530	539
Bank of New York Mellon MTN
3.250%, 09/11/2024 (A)	100	101
1.600%, 04/24/2025 (A)	260	251
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(C)(D)	510	510
1.300%, 06/11/2025 (A)	480	452
Barclays
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)(C)	1,940	2,012
4.375%, 01/12/2026 (A)	2,270	2,318
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)(C)	520	544
Barclays Bank
1.700%, 05/12/2022	360	360
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	953
3.850%, 03/15/2052	3,107	3,177
Blackstone Private Credit Fund
4.000%, 01/15/2029 (B)	1,086	1,005
3.250%, 03/15/2027 (B)	825	756
2.625%, 12/15/2026 (B)	1,651	1,486
2.350%, 11/22/2024 (B)	661	630
Blackstone Secured Lending Fund
3.625%, 01/15/2026 (A)	670	657
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)(C)	930	950
4.625%, 03/13/2027 (B)	200	205
4.400%, 08/14/2028 (B)	1,447	1,472
3.375%, 01/09/2025 (A)(B)	290	288
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (B)(C)	600	571
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)(C)	400	397
3.500%, 03/01/2023 (B)	464	469

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.052%, U.S. SOFR + 1.507%, 01/13/2031 (B)(C)	$200	$187
BPCE
5.150%, 07/21/2024 (B)	410	423
Brighthouse Financial
3.850%, 12/22/2051 (A)	318	265
Brighthouse Financial Global Funding MTN
1.200%, 12/15/2023 (B)	640	621
1.000%, 04/12/2024 (B)	1,505	1,441
Brown & Brown
4.950%, 03/17/2052	158	169
4.200%, 03/17/2032	633	643
Canadian Imperial Bank of Commerce
3.600%, 04/07/2032	1,117	1,113
3.450%, 04/07/2027	2,393	2,390
3.300%, 04/07/2025	2,393	2,391
0.950%, 06/23/2023 (A)	480	471
Capital One Financial
3.273%, U.S. SOFR + 1.790%, 03/01/2030 (C)	1,850	1,786
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (C)	318	311
Cboe Global Markets
3.000%, 03/16/2032	1,330	1,288
Charles Schwab
2.900%, 03/03/2032	1,985	1,911
Chubb INA Holdings
3.350%, 05/03/2026	200	203
3.150%, 03/15/2025	74	75
2.875%, 11/03/2022	39	39
CI Financial
4.100%, 06/15/2051	1,020	900
3.200%, 12/17/2030	1,255	1,144
Citadel
4.875%, 01/15/2027 (B)	660	651
Citigroup
8.125%, 07/15/2039	1,064	1,611
6.675%, 09/13/2043	70	92
6.625%, 06/15/2032	100	121
6.300%, ICE LIBOR USD 3 Month + 3.423%(C)(D)	300	301
5.950%, ICE LIBOR USD 3 Month + 3.905%(C)(D)	700	714
5.950%, ICE LIBOR USD 3 Month + 4.068%(A)(C)(D)	360	364
5.500%, 09/13/2025	950	1,014
5.300%, 05/06/2044 (A)	225	256
4.750%, 05/18/2046	100	107
4.650%, 07/30/2045 (A)	903	991
4.650%, 07/23/2048 (A)	490	553
4.450%, 09/29/2027 (A)	1,295	1,336
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)(C)	2,750	2,855

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 06/10/2025 (A)	$1,080	$1,111
4.300%, 11/20/2026 (A)	240	247
4.125%, 07/25/2028 (A)	210	213
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (C)	81	83
4.050%, 07/30/2022	70	71
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (C)	1,860	1,888
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (A)(C)	59	59
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (C)	2,485	2,463
3.500%, 05/15/2023	630	636
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (A)(C)	990	992
3.300%, 04/27/2025	120	121
3.290%, U.S. SOFR + 1.528%, 03/17/2026 (C)	479	477
3.200%, 10/21/2026 (A)	440	437
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (C)	350	347
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)(C)	655	638
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)(C)	2,405	2,247
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (C)	310	284
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)(C)	685	618
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)(C)	360	323
2.014%, U.S. SOFR + 0.694%, 01/25/2026 (A)(C)	1,912	1,841
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)(C)	500	496
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (C)	1,010	928
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (C)	1,285	1,223
CME Group
3.000%, 03/15/2025	51	51
2.650%, 03/15/2032	1,325	1,268
CNO Global Funding
1.750%, 10/07/2026 (B)	1,005	927
Commonwealth Bank of Australia
3.784%, 03/14/2032 (B)	441	426
Cooperatieve Rabobank UA
4.375%, 08/04/2025	2,150	2,185
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (B)(C)	2,677	2,669

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (B)(C)	$2,818	$2,810
Credit Agricole MTN
4.000%, USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (B)(C)	250	245
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(C)	400	378
Credit Suisse Group
4.282%, 01/09/2028 (B)	825	824
4.207%, ICE LIBOR USD 3 Month + 1.240%, 06/12/2024 (A)(B)(C)	300	303
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)(C)	730	720
3.750%, 03/26/2025	250	249
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(C)	1,960	1,768
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(C)	895	865
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (B)(C)	3,508	3,294
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (B)(C)	2,000	1,789
Credit Suisse NY
2.950%, 04/09/2025	520	514
CTR Partnership
3.875%, 06/30/2028 (B)	90	85
Danske Bank
5.375%, 01/12/2024 (B)	650	670
3.875%, 09/12/2023 (B)	200	202
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)(C)	220	217
1.226%, 06/22/2024 (B)	200	191
Danske Bank MTN
4.375%, 06/12/2028 (B)	200	202
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (C)	1,674	1,479
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (B)(C)	2,065	1,865
1.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (B)(C)	5	5
Enstar Group
3.100%, 09/01/2031	807	722
F&G Global Funding
2.000%, 09/20/2028 (B)	1,278	1,143
1.750%, 06/30/2026 (B)	810	753
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,021	1,347
7.050%, 07/15/2028 (B)	1,000	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (B)(C)	$1,650	$1,942
Federal Realty Investment Trust
3.950%, 01/15/2024 (A)	444	450
FS KKR Capital
3.250%, 07/15/2027	69	64
GA Global Funding Trust
2.250%, 01/06/2027 (B)	421	393
1.950%, 09/15/2028 (A)(B)	1,515	1,347
0.800%, 09/13/2024 (B)	1,125	1,054
Goldman Sachs Capital II
4.000%, ICE LIBOR USD 3 Month + 0.768%(C)(D)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	38
6.250%, 02/01/2041	1,050	1,356
5.150%, 05/22/2045	820	916
4.750%, 10/21/2045	370	413
4.250%, 10/21/2025 (A)	1,120	1,147
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)(C)	1,300	1,331
3.814%, ICE LIBOR USD 3 Month + 1.158%, 04/23/2029 (C)	480	483
3.750%, 02/25/2026 (A)	560	569
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)(C)	380	380
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (C)	1,120	1,118
3.500%, 04/01/2025	540	544
3.500%, 11/16/2026 (A)	2,520	2,530
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (A)(C)	2,700	2,705
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	120	109
3.200%, 02/23/2023	1,815	1,831
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (C)	4,993	4,706
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)(C)	260	224
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (C)	2,130	1,926
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (C)	1,535	1,360
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (C)	795	739
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)(C)	1,743	1,699
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (C)	5,835	5,333
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (C)	1,150	1,060
1.217%, 12/06/2023 (A)	3,465	3,381

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (C)	$4,586	$4,445
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (C)	1,607	1,554
Goldman Sachs Group MTN
4.800%, 07/08/2044 (A)	120	133
4.000%, 03/03/2024 (A)	690	704
3.850%, 07/08/2024 (A)	330	336
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	190	179
Healthpeak Properties
4.000%, 06/01/2025	1,515	1,540
HSBC Bank
7.650%, 05/01/2025	500	552
HSBC Bank USA
7.000%, 01/15/2039 (A)	275	374
HSBC Holdings
4.762%, U.S. SOFR + 2.530%, 03/29/2033 (C)	1,020	1,048
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)(C)	945	972
4.375%, 11/23/2026	345	351
4.300%, 03/08/2026 (A)	1,710	1,755
4.250%, 03/14/2024	510	517
4.250%, 08/18/2025	560	566
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (C)	860	860
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (C)	370	363
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (A)(C)	700	636
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (C)	370	336
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (C)	1,930	1,736
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (C)	2,640	2,511
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)(C)	3,230	2,929
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)(C)	330	311
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (C)	1,035	945
ILFC E-Capital Trust II
4.300%, 12/21/2065 (C)	400	324
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (C)	495	510
4.017%, U.S. SOFR + 1.830%, 03/28/2028 (C)	803	807
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)	803	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
1.850%, 09/15/2032 (A)	$1,470	$1,270
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	440	441
3.125%, 07/14/2022 (B)	600	601
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)(B)	2,320	2,338
Jackson Financial
3.125%, 11/23/2031 (A)(B)	1,405	1,279
JPMorgan Chase
8.750%, 09/01/2030	970	1,304
4.950%, 06/01/2045 (A)	430	486
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (C)	300	313
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (C)	84	90
4.250%, 10/01/2027 (A)	720	743
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (C)	800	827
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (C)	645	663
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)(C)	1,480	1,504
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	115	116
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (C)	325	328
3.875%, 09/10/2024 (A)	1,140	1,164
3.625%, 05/13/2024 (A)	230	235
3.625%, 12/01/2027	230	231
3.200%, 01/25/2023 (A)	100	101
3.200%, 06/15/2026 (A)	400	402
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)(C)	130	115
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (C)	2,720	2,564
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (A)(C)	620	580
2.950%, 10/01/2026 (A)	377	374
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)(C)	650	634
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (C)	1,125	1,031
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	2,070	1,891
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)(C)	450	417
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)(C)	1,392	1,363
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (C)	984	923
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)(C)	2,849	2,749

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)(C)	$1,285	$1,184
2.005%, TSFR3M + 1.585%, 03/13/2026 (C)	2,045	1,972
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (C)	4,945	4,606
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)(C)	7,090	6,786
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (C)	1,340	1,322
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (C)	2,537	2,338
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)(C)	1,790	1,653
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	3,211	2,942
0.969%, TSFR3M + 0.580%, 06/23/2025 (C)	4,070	3,886
0.870%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (C)	1,590	1,524
KKR Group Finance II
5.500%, 02/01/2043 (B)	80	91
KKR Group Finance III
5.125%, 06/01/2044 (A)(B)	535	597
Lloyds Banking Group
4.375%, 03/22/2028	925	945
4.344%, 01/09/2048	200	195
4.050%, 08/16/2023	200	204
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)(C)	1,190	1,203
3.750%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 03/18/2028 (C)	2,173	2,167
3.511%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 03/18/2026 (C)	956	951
2.907%, ICE LIBOR USD 3 Month + 0.810%, 11/07/2023 (C)	1,815	1,818
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)(C)	2,000	1,834
Macquarie Bank
3.624%, 06/03/2030 (B)	425	401
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (B)(C)	830	838
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(C)	2,045	1,863
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)(C)	1,400	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (B)	$88	$79
Mercury General
4.400%, 03/15/2027	935	959
MetLife
6.400%, 12/15/2036	420	452
5.700%, 06/15/2035 (A)	15	18
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	954
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	1,955	1,963
Mitsubishi UFJ Financial Group
2.852%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 01/19/2033 (C)	590	550
2.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032 (C)	662	595
2.341%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 01/19/2028 (C)	921	870
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (C)	1,042	933
1.640%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027 (A)(C)	1,621	1,490
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027 (C)	1,896	1,740
0.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025 (A)(C)	1,919	1,819
Morgan Stanley
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (C)	2,535	2,355
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (C)	1,633	1,498
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (A)(C)	2,877	2,733
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (A)(C)	340	356
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (A)(C)	119	120
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)(C)	1,080	1,088
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (C)	2,920	2,905
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (A)(C)	2,215	2,077
2.750%, 05/19/2022	1	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (C)	$980	$970
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)(C)	520	488
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	2,625	2,366
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (C)	318	303
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	1,413	1,252
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (C)	1,300	1,256
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (C)	1,439	1,323
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)(C)	5,685	5,400
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (C)	638	601
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (A)(C)	3,183	3,056
Morgan Stanley Direct Lending Fund
4.500%, 02/11/2027 (B)	573	544
MUFG Bank
4.100%, 09/09/2023 (B)	200	204
Nasdaq
3.950%, 03/07/2052	555	538
National Securities Clearing
1.500%, 04/23/2025 (B)	330	316
1.200%, 04/23/2023 (B)	410	406
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(C)	800	812
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)(C)	1,840	1,850
Nationwide Building Society MTN
3.622%, ICE LIBOR USD 3 Month + 1.181%, 04/26/2023 (B)(C)	830	830
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(B)(C)	1,375	1,308
Nationwide Mutual Insurance
3.116%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(C)	3,735	3,738
NatWest Group
4.892%, ICE LIBOR USD 3 Month + 1.754%, 05/18/2029 (C)	200	208
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (C)	830	843
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (C)	1,500	1,517
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)(C)	920	841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Global Funding
0.950%, 06/24/2025 (B)	$340	$318
New York Life Insurance
6.750%, 11/15/2039 (B)	345	457
Nomura Holdings
2.648%, 01/16/2025	550	535
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (B)	1,212	1,098
Ohio National Financial Services
5.800%, 01/24/2030 (B)	625	645
Owl Rock Capital
3.400%, 07/15/2026	916	860
Owl Rock Capital III
3.125%, 04/13/2027 (B)	1,020	902
OWL Rock Core Income
4.700%, 02/08/2027 (B)	727	699
Park Aerospace Holdings
5.500%, 02/15/2024 (A)(B)	212	217
5.250%, 08/15/2022 (B)	25	25
4.500%, 03/15/2023 (B)	2,070	2,085
PNC Bank
3.875%, 04/10/2025	430	438
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	160	150
Prospect Capital
3.706%, 01/22/2026 (A)	500	471
Protective Life Global Funding
1.618%, 04/15/2026 (B)	2,170	2,036
Prudential Financial
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.162%, 03/01/2052 (C)	322	326
Prudential Financial MTN
5.625%, 05/12/2041	10	11
Raymond James Financial
4.950%, 07/15/2046 (A)	180	202
Royal Bank of Canada MTN
1.600%, 04/17/2023	760	756
1.150%, 06/10/2025	460	434
S&P Global
4.750%, 08/01/2028 (B)	1,215	1,305
2.700%, 03/01/2029 (B)	1,635	1,585
Santander Holdings USA
4.500%, 07/17/2025	80	82
3.450%, 06/02/2025 (A)	640	635
Santander UK Group Holdings
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)(C)	3,050	3,119
3.823%, ICE LIBOR USD 3 Month + 1.400%, 11/03/2028 (C)	610	600
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)(C)	510	474

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (C)	$445	$405
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)(C)	235	216
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)(C)	2,475	2,354
SBL Holdings
5.000%, 02/18/2031 (B)	1,111	1,071
Scentre Group Trust 1
4.375%, 05/28/2030 (A)(B)	635	664
3.625%, 01/28/2026 (B)	635	638
Societe Generale
3.625%, 03/01/2041 (B)	645	539
Societe Generale MTN
2.625%, 01/22/2025 (B)	735	711
State Street
3.300%, 12/16/2024	70	71
Stewart Information Services
3.600%, 11/15/2031	432	393
Sumitomo Mitsui Financial Group
1.902%, 09/17/2028	2,001	1,791
1.402%, 09/17/2026 (A)	1,284	1,171
Swedbank
1.300%, 06/02/2023 (B)	580	572
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	124	162
4.900%, 09/15/2044 (B)	240	265
3.300%, 05/15/2050 (B)	2,455	2,174
The Vanguard Group
3.050%, 08/22/2050	670	576
Toronto-Dominion Bank MTN
2.800%, 03/10/2027 (A)	1,485	1,458
1.150%, 06/12/2025 (A)	460	434
0.750%, 06/12/2023	910	894
Trust Fibra Uno
6.390%, 01/15/2050 (B)	344	347
UBS
0.700%, 08/09/2024 (A)(B)	2,075	1,968
UBS MTN
4.500%, 06/26/2048 (B)	440	486
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(B)(C)(D)	1,640	1,711
4.253%, 03/23/2028 (B)	350	357
4.125%, 09/24/2025 (B)	200	204
3.491%, 05/23/2023 (B)	1,650	1,652
2.859%, ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (B)(C)	200	200
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (B)(C)	210	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
1.450%, 05/12/2025	$1,020	$975
US Bancorp MTN
2.950%, 07/15/2022	25	25
Validus Holdings
8.875%, 01/26/2040	905	1,341
WEA Finance
4.750%, 09/17/2044 (B)	230	216
3.750%, 09/17/2024 (B)	990	988
Wells Fargo
7.950%, 11/15/2029	495	631
5.375%, 11/02/2043	400	464
3.000%, 10/23/2026 (A)	1,030	1,016
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (C)	5,025	4,847
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)(C)	4,525	5,370
4.900%, 11/17/2045 (A)	909	1,003
4.750%, 12/07/2046	700	761
4.650%, 11/04/2044	261	277
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (C)	2,630	2,785
4.400%, 06/14/2046	1,370	1,420
4.150%, 01/24/2029 (A)	1,010	1,048
4.125%, 08/15/2023	900	920
3.750%, 01/24/2024 (A)	250	255
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)(C)	7,124	7,110
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (C)	4,210	4,091
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (C)	1,550	1,530
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (C)	20	19
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (C)	1,005	984
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (C)	900	851
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (C)	2,265	2,191
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	450	393
1.953%, 11/20/2028	809	745

		477,723

Health Care — 3.4%
Abbott Laboratories
4.900%, 11/30/2046	470	572
4.750%, 11/30/2036 (A)	260	302
3.750%, 11/30/2026	463	481

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AbbVie
4.875%, 11/14/2048	$70	$79
4.625%, 10/01/2042	38	40
4.550%, 03/15/2035	1,700	1,825
4.500%, 05/14/2035	510	547
4.450%, 05/14/2046	236	251
4.400%, 11/06/2042	1,000	1,055
4.300%, 05/14/2036	232	242
4.250%, 11/14/2028 (A)	335	353
4.250%, 11/21/2049 (A)	2,748	2,852
4.050%, 11/21/2039	794	816
3.800%, 03/15/2025	460	469
3.750%, 11/14/2023	100	102
3.600%, 05/14/2025 (A)	770	780
3.200%, 11/06/2022	44	44
3.200%, 11/21/2029 (A)	2,279	2,252
2.950%, 11/21/2026 (A)	380	376
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024 (A)	1,820	1,807
2.300%, 11/21/2022	2,930	2,940
Advocate Health & Hospitals
2.211%, 06/15/2030 (A)	1,615	1,492
Aetna
3.875%, 08/15/2047	90	88
2.800%, 06/15/2023	2,650	2,660
Alcon Finance
3.000%, 09/23/2029 (B)	1,975	1,888
Amgen
6.375%, 06/01/2037	910	1,162
5.150%, 11/15/2041	332	373
4.663%, 06/15/2051	269	296
4.400%, 05/01/2045	375	394
4.400%, 02/22/2062 (A)	655	677
4.200%, 02/22/2052 (A)	215	222
3.625%, 05/22/2024 (A)	130	132
3.350%, 02/22/2032 (A)	455	451
3.150%, 02/21/2040	190	174
3.000%, 02/22/2029	1,375	1,350
3.000%, 01/15/2052	1,310	1,108
2.770%, 09/01/2053 (A)	263	211
2.000%, 01/15/2032 (A)	1,515	1,342
Anthem
4.625%, 05/15/2042	41	45
3.650%, 12/01/2027 (A)	220	225
3.500%, 08/15/2024	90	91
3.350%, 12/01/2024 (A)	1,425	1,436
3.125%, 05/15/2022	468	469
2.950%, 12/01/2022	661	666
AstraZeneca
2.125%, 08/06/2050 (A)	160	123
Astrazeneca Finance
1.750%, 05/28/2028 (A)	1,131	1,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch Health
7.250%, 05/30/2029 (B)	$170	$145
6.250%, 02/15/2029 (A)(B)	500	410
5.500%, 11/01/2025 (B)	20	20
Baxalta
3.600%, 06/23/2022	546	547
Baxter International
3.950%, 04/01/2030 (A)	425	438
BayCare Health System
3.831%, 11/15/2050	1,595	1,628
Bayer US Finance
3.375%, 10/08/2024 (A)(B)	800	799
Bayer US Finance II
4.875%, 06/25/2048 (A)(B)	1,795	1,930
4.700%, 07/15/2064 (B)	210	210
4.625%, 06/25/2038 (B)	420	436
4.375%, 12/15/2028 (B)	3,535	3,614
4.250%, 12/15/2025 (B)	2,345	2,384
Becton Dickinson
4.685%, 12/15/2044	301	323
3.734%, 12/15/2024	287	292
3.700%, 06/06/2027 (A)	121	123
3.363%, 06/06/2024 (A)	758	764
Biogen
3.625%, 09/15/2022	430	434
3.250%, 02/15/2051 (A)(B)	134	111
Bon Secours Mercy Health
3.464%, 06/01/2030	855	859
Bristol-Myers Squibb
4.550%, 02/20/2048	129	146
4.350%, 11/15/2047	51	56
3.700%, 03/15/2052	2,095	2,105
3.550%, 08/15/2022	360	363
3.400%, 07/26/2029	124	126
3.200%, 06/15/2026 (A)	506	514
2.950%, 03/15/2032 (A)	1,130	1,105
2.900%, 07/26/2024 (A)	785	791
2.750%, 02/15/2023	300	303
2.600%, 05/16/2022	550	551
Centene
4.625%, 12/15/2029	390	393
4.250%, 12/15/2027 (A)	260	261
3.375%, 02/15/2030	230	216
3.000%, 10/15/2030	3,422	3,143
2.625%, 08/01/2031	40	36
2.450%, 07/15/2028 (A)	1,745	1,594
Cigna
4.900%, 12/15/2048	830	930
4.800%, 08/15/2038	1,144	1,252
4.375%, 10/15/2028 (A)	810	852
4.125%, 11/15/2025 (A)	290	299
3.875%, 10/15/2047	570	555

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2023 (A)	$462	$469
3.400%, 03/01/2027	380	384
3.400%, 03/15/2050	120	108
3.400%, 03/15/2051 (A)	588	530
CommonSpirit Health
4.350%, 11/01/2042	480	482
4.187%, 10/01/2049	635	632
2.782%, 10/01/2030	1,970	1,836
CVS Health
5.125%, 07/20/2045	670	756
5.050%, 03/25/2048	4,625	5,238
4.780%, 03/25/2038	565	617
4.300%, 03/25/2028	1,814	1,898
4.250%, 04/01/2050	30	31
4.125%, 04/01/2040	160	163
3.875%, 07/20/2025	515	526
3.750%, 04/01/2030	400	407
3.625%, 04/01/2027	690	701
3.000%, 08/15/2026	345	342
2.750%, 12/01/2022	510	512
2.700%, 08/21/2040	500	426
2.125%, 09/15/2031 (A)	370	331
1.875%, 02/28/2031	110	97
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	68	75
Danaher
2.800%, 12/10/2051 (A)	255	217
2.600%, 10/01/2050 (A)	381	315
DH Europe Finance II Sarl
2.200%, 11/15/2024 (A)	879	861
2.050%, 11/15/2022	511	512
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (A)(B)	1,345	1,244
Gilead Sciences
5.650%, 12/01/2041	35	42
4.750%, 03/01/2046	380	421
4.600%, 09/01/2035 (A)	500	544
4.500%, 02/01/2045	10	11
4.000%, 09/01/2036 (A)	286	292
3.700%, 04/01/2024 (A)	410	417
3.650%, 03/01/2026	460	468
3.250%, 09/01/2022	185	186
2.800%, 10/01/2050	513	420
2.600%, 10/01/2040	555	467
GlaxoSmithKline Capital
2.850%, 05/08/2022	30	30
HCA
5.875%, 02/01/2029	700	765
5.625%, 09/01/2028 (A)	60	65
5.500%, 06/15/2047	1,295	1,461
5.375%, 02/01/2025	1,947	2,026
5.250%, 04/15/2025 (A)	820	863

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2026 (A)	$650	$686
5.250%, 06/15/2049 (A)	2,150	2,355
5.000%, 03/15/2024 (A)	155	161
4.625%, 03/15/2052 (A)(B)	827	833
4.500%, 02/15/2027 (A)	20	21
4.125%, 06/15/2029	1,500	1,529
3.625%, 03/15/2032 (A)(B)	1,005	985
3.500%, 09/01/2030	1,585	1,531
3.500%, 07/15/2051	161	140
2.375%, 07/15/2031	945	845
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (B)	855	777
Humana
4.950%, 10/01/2044	60	67
4.800%, 03/15/2047 (A)	30	34
4.625%, 12/01/2042	170	181
4.500%, 04/01/2025 (A)	80	83
3.950%, 03/15/2027 (A)	70	71
3.850%, 10/01/2024	1,470	1,493
3.700%, 03/23/2029	3,205	3,216
3.150%, 12/01/2022	560	564
2.150%, 02/03/2032 (A)	130	114
Johnson & Johnson
3.700%, 03/01/2046 (A)	170	179
3.625%, 03/03/2037	260	269
3.500%, 01/15/2048 (A)	92	94
3.400%, 01/15/2038	173	176
2.625%, 01/15/2025 (A)	86	86
2.450%, 09/01/2060 (A)	935	757
0.950%, 09/01/2027 (A)	610	558
0.550%, 09/01/2025	300	280
Mass General Brigham
3.192%, 07/01/2049	115	104
Medtronic
4.625%, 03/15/2045 (A)	9	10
3.500%, 03/15/2025	241	246
Merck
2.400%, 09/15/2022 (A)	29	29
1.450%, 06/24/2030 (A)	300	266
0.750%, 02/24/2026 (A)	530	495
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	720
Pfizer
4.000%, 12/15/2036	815	865
2.625%, 04/01/2030 (A)	440	427
2.550%, 05/28/2040 (A)	1,115	997
1.700%, 05/28/2030 (A)	420	381
0.800%, 05/28/2025 (A)	670	634
Roche Holdings
2.607%, 12/13/2051 (B)	425	368
2.314%, 03/10/2027 (B)	200	194
2.076%, 12/13/2031 (B)	1,051	967

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royalty Pharma
1.200%, 09/02/2025	$535	$492
0.750%, 09/02/2023 (A)	925	898
RWJ Barnabas Health
3.949%, 07/01/2046 (A)	1,030	1,055
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023 (A)	959	962
Smith & Nephew
2.032%, 10/14/2030	670	582
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	1,042	969
Stryker
2.900%, 06/15/2050 (A)	159	138
Takeda Pharmaceutical
5.000%, 11/26/2028	460	499
4.400%, 11/26/2023	2,174	2,228
3.175%, 07/09/2050 (A)	376	329
3.025%, 07/09/2040	362	323
2.050%, 03/31/2030	997	900
Tenet Healthcare
4.375%, 01/15/2030 (B)	20	19
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	190	189
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	390	410
6.000%, 04/15/2024	200	205
5.125%, 05/09/2029 (A)	1,780	1,711
4.750%, 05/09/2027	200	192
3.150%, 10/01/2026	1,340	1,213
2.800%, 07/21/2023	630	621
Thermo Fisher Scientific
2.800%, 10/15/2041	508	455
2.000%, 10/15/2031 (A)	542	487
1.750%, 10/15/2028 (A)	609	556
UnitedHealth Group
5.800%, 03/15/2036 (A)	280	347
4.625%, 07/15/2035	523	584
4.450%, 12/15/2048	90	101
4.250%, 04/15/2047	450	488
4.250%, 06/15/2048	110	120
3.875%, 12/15/2028	170	178
3.875%, 08/15/2059	360	371
3.750%, 07/15/2025 (A)	270	278
3.700%, 08/15/2049 (A)	150	152
3.500%, 06/15/2023	150	152
3.350%, 07/15/2022	28	28
3.250%, 05/15/2051 (A)	538	505
3.125%, 05/15/2060	50	44
3.050%, 05/15/2041 (A)	167	156
2.900%, 05/15/2050 (A)	570	505
2.875%, 03/15/2023	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 05/15/2040	$245	$220
2.375%, 10/15/2022	70	70
2.300%, 05/15/2031 (A)	80	75
2.000%, 05/15/2030	140	129
1.250%, 01/15/2026	170	160
Universal Health Services
1.650%, 09/01/2026 (B)	685	628
Utah Acquisition Sub
3.950%, 06/15/2026	1,645	1,632
Viatris
4.000%, 06/22/2050	675	567
2.700%, 06/22/2030 (A)	140	123
Wyeth
5.950%, 04/01/2037	470	598

		144,040

Industrials — 2.1%
3M
3.700%, 04/15/2050 (A)	660	666
3.050%, 04/15/2030 (A)	90	89
2.375%, 08/26/2029	390	371
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (B)	273	244
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (B)	360	351
ADT Security
4.125%, 08/01/2029 (B)	20	19
AerCap Ireland Capital DAC
4.875%, 01/16/2024 (A)	1,500	1,520
3.875%, 01/23/2028	345	336
3.500%, 01/15/2025 (A)	232	228
3.300%, 01/30/2032 (A)	3,775	3,403
3.150%, 02/15/2024	560	551
3.000%, 10/29/2028	2,375	2,190
2.450%, 10/29/2026 (A)	4,180	3,866
1.650%, 10/29/2024 (A)	1,395	1,318
1.150%, 10/29/2023	1,915	1,833
Air Lease
3.625%, 04/01/2027	221	217
3.625%, 12/01/2027	216	210
3.375%, 07/01/2025	310	306
3.250%, 03/01/2025	1,645	1,623
Air Lease MTN
2.300%, 02/01/2025 (A)	355	341
Allied Universal Holdco
6.625%, 07/15/2026 (B)	20	20
Boeing
5.930%, 05/01/2060	160	185
5.805%, 05/01/2050	1,390	1,605
5.705%, 05/01/2040	690	771
5.150%, 05/01/2030	1,035	1,104
5.040%, 05/01/2027	160	168

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 05/01/2025	$2,075	$2,141
4.508%, 05/01/2023	1,050	1,068
3.750%, 02/01/2050	1,052	937
3.625%, 02/01/2031	691	673
3.625%, 03/01/2048	23	20
3.550%, 03/01/2038	196	172
3.250%, 02/01/2028	687	662
3.250%, 02/01/2035	1,603	1,431
3.200%, 03/01/2029 (A)	490	467
3.100%, 05/01/2026 (A)	160	157
2.800%, 03/01/2027	190	182
2.700%, 02/01/2027 (A)	540	518
2.196%, 02/04/2026	2,149	2,032
1.433%, 02/04/2024 (A)	2,065	1,997
Builders FirstSource
4.250%, 02/01/2032 (B)	30	28
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	123
5.400%, 06/01/2041	50	60
4.150%, 12/15/2048	150	162
4.050%, 06/15/2048	124	132
2.875%, 06/15/2052 (A)	120	106
Canadian Pacific Railway
6.125%, 09/15/2115	44	56
3.000%, 12/02/2041	305	274
1.750%, 12/02/2026 (A)	155	146
1.350%, 12/02/2024	792	759
Carrier Global
3.577%, 04/05/2050 (A)	30	27
Cintas No. 2
3.700%, 04/01/2027	400	410
2.900%, 04/01/2022	400	400
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022 (A)	379	379
CoStar Group
2.800%, 07/15/2030 (B)	830	759
Crowley Conro
4.181%, 08/15/2043	425	459
Deere
3.750%, 04/15/2050 (A)	530	560
3.100%, 04/15/2030	100	100
Delta Air Lines
7.375%, 01/15/2026 (A)	580	630
7.000%, 05/01/2025 (B)	2,410	2,581
4.750%, 10/20/2028 (B)	2,329	2,347
4.500%, 10/20/2025 (B)	1,791	1,801
4.375%, 04/19/2028 (A)	153	147
3.800%, 04/19/2023	381	383
2.900%, 10/28/2024 (A)	60	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	$3,641	$3,318
DP World MTN
5.625%, 09/25/2048 (B)	990	1,069
Eaton
7.625%, 04/01/2024	75	81
4.150%, 11/02/2042	140	146
2.750%, 11/02/2022 (A)	900	905
Emerson Electric
2.800%, 12/21/2051 (A)	280	240
Equifax
3.950%, 06/15/2023	1,612	1,628
2.600%, 12/15/2025	255	248
GE Capital International Funding Unlimited
4.418%, 11/15/2035	1,197	1,285
General Dynamics
4.250%, 04/01/2040	880	960
4.250%, 04/01/2050	200	225
3.500%, 05/15/2025	60	61
3.250%, 04/01/2025 (A)	160	162
General Electric MTN
6.750%, 03/15/2032	720	907
0.986%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (C)	2,400	2,064
GFL Environmental
4.250%, 06/01/2025 (B)	250	248
H&E Equipment Services
3.875%, 12/15/2028 (B)	70	66
Honeywell International
1.350%, 06/01/2025	310	299
Howmet Aerospace
3.000%, 01/15/2029	584	533
John Deere Capital MTN
2.350%, 03/08/2027	797	775
2.125%, 03/07/2025	478	470
L3Harris Technologies
5.054%, 04/27/2045	180	203
4.854%, 04/27/2035	80	87
Lockheed Martin
4.500%, 05/15/2036 (A)	90	99
4.070%, 12/15/2042	91	97
3.550%, 01/15/2026	1,190	1,218
3.100%, 01/15/2023	50	50
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	510	532
Northrop Grumman
5.250%, 05/01/2050	350	436
4.030%, 10/15/2047	622	654
3.250%, 08/01/2023 (A)	1,652	1,670
3.250%, 01/15/2028 (A)	1,652	1,652
2.930%, 01/15/2025 (A)	810	812

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Otis Worldwide
3.112%, 02/15/2040	$555	$488
2.056%, 04/05/2025	220	214
Parker-Hannifin
2.700%, 06/14/2024	400	397
Prime Security Services Borrower
5.750%, 04/15/2026 (B)	320	326
Quanta Services
0.950%, 10/01/2024	638	605
Raytheon Technologies
4.625%, 11/16/2048	51	58
4.500%, 06/01/2042 (A)	170	187
4.450%, 11/16/2038	63	68
4.150%, 05/15/2045	59	60
4.125%, 11/16/2028 (A)	280	293
3.950%, 08/16/2025 (A)	510	526
3.150%, 12/15/2024	200	201
2.250%, 07/01/2030 (A)	420	389
Republic Services
3.950%, 05/15/2028 (A)	335	344
2.500%, 08/15/2024 (A)	635	628
1.450%, 02/15/2031	1,650	1,402
Roper Technologies
1.000%, 09/15/2025	420	390
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (B)	1,120	1,040
Southwest Airlines
5.125%, 06/15/2027 (A)	550	588
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	375	400
Teck Resources
6.125%, 10/01/2035	327	386
Triton Container International
2.050%, 04/15/2026 (B)	755	704
Union Pacific
3.839%, 03/20/2060	1,030	1,034
3.750%, 07/15/2025	340	348
3.750%, 02/05/2070 (A)	230	224
3.500%, 02/14/2053	1,209	1,183
3.375%, 02/14/2042 (A)	384	371
3.250%, 02/05/2050 (A)	480	447
2.891%, 04/06/2036	1,595	1,490
2.800%, 02/14/2032 (A)	799	767
2.400%, 02/05/2030	628	594
United Airlines
4.625%, 04/15/2029 (B)	510	485
4.375%, 04/15/2026 (B)	300	295
United Parcel Service
5.200%, 04/01/2040	240	290
United Rentals North America
4.875%, 01/15/2028	150	152
3.875%, 11/15/2027	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 02/15/2031	$920	$867
3.750%, 01/15/2032	300	280
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	474	456
Vertiv Group
4.125%, 11/15/2028 (B)	140	128
XPO Logistics
6.250%, 05/01/2025 (B)	70	72

		91,356

Information Technology — 2.0%
Analog Devices
2.100%, 10/01/2031 (A)	640	590
1.700%, 10/01/2028	481	444
Apple
4.375%, 05/13/2045	360	407
4.250%, 02/09/2047	162	182
3.850%, 05/04/2043	220	231
3.200%, 05/13/2025	64	65
3.200%, 05/11/2027	232	236
2.700%, 08/05/2051	319	277
2.650%, 05/11/2050 (A)	790	688
2.650%, 02/08/2051	547	472
2.550%, 08/20/2060 (A)	271	222
2.450%, 08/04/2026	1,410	1,393
2.375%, 02/08/2041 (A)	260	227
1.700%, 08/05/2031 (A)	961	862
1.400%, 08/05/2028	2,731	2,497
1.125%, 05/11/2025 (A)	1,110	1,060
Broadcom
4.300%, 11/15/2032	1,225	1,243
4.150%, 11/15/2030	1,760	1,784
4.150%, 04/15/2032 (B)	479	478
4.000%, 04/15/2029 (B)	638	638
3.875%, 01/15/2027	242	244
3.469%, 04/15/2034 (B)	715	662
3.419%, 04/15/2033 (B)	2,053	1,916
3.187%, 11/15/2036 (B)	10	9
3.150%, 11/15/2025	419	416
3.137%, 11/15/2035 (B)	1,960	1,727
2.450%, 02/15/2031 (A)(B)	560	500
CommScope
6.000%, 03/01/2026 (A)(B)	200	202
4.750%, 09/01/2029 (B)	20	18
Dell International
6.100%, 07/15/2027	327	359
6.020%, 06/15/2026	39	42
4.900%, 10/01/2026 (A)	164	172
3.450%, 12/15/2051 (A)(B)	954	775
3.375%, 12/15/2041 (B)	795	668

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Payments
2.900%, 11/15/2031	$315	$287
2.150%, 01/15/2027 (A)	953	894
1.500%, 11/15/2024	2,526	2,415
HP
4.200%, 04/15/2032	1,116	1,112
4.000%, 04/15/2029	1,117	1,113
2.200%, 06/17/2025	746	719
Intel
4.750%, 03/25/2050 (A)	665	774
3.700%, 07/29/2025	223	228
3.250%, 11/15/2049 (A)	380	351
3.200%, 08/12/2061 (A)	260	230
3.100%, 07/29/2022 (A)	35	35
3.050%, 08/12/2051 (A)	1,733	1,541
2.800%, 08/12/2041	836	738
2.450%, 11/15/2029	319	304
1.600%, 08/12/2028	540	492
International Business Machines
3.000%, 05/15/2024 (A)	1,510	1,520
KLA
3.300%, 03/01/2050 (A)	760	716
Kyndryl Holdings
2.050%, 10/15/2026 (A)(B)	1,350	1,205
Marvell Technology
1.650%, 04/15/2026 (A)	1,030	957
Mastercard
3.850%, 03/26/2050	80	85
3.375%, 04/01/2024	80	81
Microsoft
4.100%, 02/06/2037 (A)	251	278
3.625%, 12/15/2023 (A)	89	91
3.500%, 02/12/2035 (A)	156	163
3.450%, 08/08/2036 (A)	565	588
3.300%, 02/06/2027	1,550	1,590
3.041%, 03/17/2062 (A)	199	186
2.921%, 03/17/2052	365	343
2.875%, 02/06/2024 (A)	1,010	1,023
2.700%, 02/12/2025 (A)	250	252
2.675%, 06/01/2060 (A)	156	135
2.525%, 06/01/2050	546	471
2.400%, 08/08/2026 (A)	1,700	1,686
2.375%, 05/01/2023 (A)	20	20
NVIDIA
3.700%, 04/01/2060	310	314
3.500%, 04/01/2040 (A)	430	433
3.500%, 04/01/2050 (A)	1,200	1,213
2.850%, 04/01/2030 (A)	1,560	1,535
NXP BV
3.250%, 05/11/2041 (B)	350	309
2.700%, 05/01/2025 (B)	280	271
2.650%, 02/15/2032 (B)	652	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Open Text Holdings
4.125%, 02/15/2030 (B)	$20	$19
Oracle
4.375%, 05/15/2055	613	554
3.950%, 03/25/2051	1,930	1,687
3.900%, 05/15/2035	1,720	1,617
3.800%, 11/15/2037	2,255	2,039
3.650%, 03/25/2041	332	290
3.600%, 04/01/2040	1,265	1,097
3.600%, 04/01/2050	1,460	1,211
2.950%, 11/15/2024 (A)	315	313
2.950%, 04/01/2030	860	793
2.875%, 03/25/2031 (A)	1,320	1,204
1.650%, 03/25/2026 (A)	1,030	960
PayPal Holdings
2.300%, 06/01/2030 (A)	2,845	2,648
1.650%, 06/01/2025	400	385
1.350%, 06/01/2023 (A)	390	389
Prosus
3.832%, 02/08/2051 (B)	320	233
Prosus MTN
4.027%, 08/03/2050 (B)	730	551
3.061%, 07/13/2031 (B)	2,100	1,745
Salesforce
3.700%, 04/11/2028	670	692
3.250%, 04/11/2023	480	486
Sprint
7.875%, 09/15/2023	110	117
Sprint Capital
8.750%, 03/15/2032	590	795
Tencent Holdings MTN
3.975%, 04/11/2029 (B)	600	598
3.840%, 04/22/2051 (B)	1,225	1,062
3.680%, 04/22/2041 (B)	680	601
3.595%, 01/19/2028 (B)	570	555
Texas Instruments
4.150%, 05/15/2048	300	333
1.750%, 05/04/2030 (A)	290	264
1.125%, 09/15/2026 (A)	322	301
TSMC Arizona
3.250%, 10/25/2051 (A)	290	262
1.750%, 10/25/2026	1,300	1,218
TSMC Global
1.375%, 09/28/2030 (B)	1,925	1,639
Visa
4.300%, 12/14/2045	690	774
3.650%, 09/15/2047	235	243
3.150%, 12/14/2025	1,410	1,426
VMware
4.700%, 05/15/2030 (A)	643	680
3.900%, 08/21/2027 (A)	128	130
1.800%, 08/15/2028 (A)	699	620

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 08/15/2026 (A)	$1,108	$1,017
1.000%, 08/15/2024 (A)	1,113	1,061
0.600%, 08/15/2023	1,552	1,508
Vontier
2.950%, 04/01/2031 (A)	425	377
1.800%, 04/01/2026	495	448
Workday
3.800%, 04/01/2032	350	349
3.700%, 04/01/2029	300	301
3.500%, 04/01/2027	180	180

		84,764

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,460
Anglo American Capital
4.750%, 04/10/2027 (B)	720	747
4.750%, 03/16/2052 (B)	496	517
4.000%, 09/11/2027 (B)	200	201
3.875%, 03/16/2029 (B)	359	359
3.625%, 09/11/2024 (B)	710	709
ArcelorMittal
7.000%, 10/15/2039	120	141
Ball
3.125%, 09/15/2031	370	331
Barrick
5.250%, 04/01/2042 (A)	80	93
Barrick North America Finance
5.750%, 05/01/2043	290	353
5.700%, 05/30/2041 (A)	509	619
Berry Global
1.570%, 01/15/2026 (A)	2,985	2,781
BHP Billiton Finance USA
5.000%, 09/30/2043 (A)	410	486
4.125%, 02/24/2042	40	42
Dow Chemical
5.250%, 11/15/2041	25	29
4.800%, 05/15/2049 (A)	360	397
3.600%, 11/15/2050 (A)	320	298
DuPont de Nemours
4.493%, 11/15/2025 (A)	830	863
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	480	486
First Quantum Minerals
6.875%, 10/15/2027 (B)	220	230
Freeport-McMoRan
5.450%, 03/15/2043	785	879
4.625%, 08/01/2030 (A)	180	184
4.550%, 11/14/2024 (A)	40	41
3.875%, 03/15/2023	20	20
Glencore Funding
4.125%, 05/30/2023 (B)	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 03/12/2024 (B)	$1,340	$1,358
4.000%, 03/27/2027 (A)(B)	1,200	1,204
3.875%, 10/27/2027 (B)	220	219
3.000%, 10/27/2022 (B)	30	30
Hudbay Minerals
6.125%, 04/01/2029 (B)	20	21
Industrias Penoles
4.150%, 09/12/2029 (B)	1,005	1,006
International Flavors & Fragrances
5.000%, 09/26/2048 (A)	1,505	1,651
1.230%, 10/01/2025 (B)	1,835	1,699
LYB International Finance III
3.625%, 04/01/2051	471	426
3.375%, 10/01/2040 (A)	798	714
Nacional del Cobre de Chile
4.250%, 07/17/2042 (B)	425	412
Newcrest Finance Pty
3.250%, 05/13/2030 (A)(B)	630	603
OCP
5.125%, 06/23/2051 (B)	360	299
4.500%, 10/22/2025 (B)	400	400
3.750%, 06/23/2031 (B)	410	371
Orbia Advance
2.875%, 05/11/2031 (B)	780	690
1.875%, 05/11/2026 (B)	820	768
Sealed Air
1.573%, 10/15/2026 (B)	795	724
Southern Copper
5.250%, 11/08/2042 (A)	2,220	2,512
Suzano Austria GmbH
3.750%, 01/15/2031 (A)	1,400	1,318
3.125%, 01/15/2032	70	62
Teck Resources
6.250%, 07/15/2041	373	446
6.000%, 08/15/2040	30	34
5.200%, 03/01/2042 (A)	378	396
Vale Overseas
6.875%, 11/21/2036 (A)	874	1,054
6.250%, 08/10/2026	32	35
Westlake
3.375%, 08/15/2061	301	245
Westlake Chemical
3.600%, 08/15/2026	350	354
3.125%, 08/15/2051 (A)	474	390

		32,910

Real Estate — 1.0%
Agree
2.600%, 06/15/2033	160	141
2.000%, 06/15/2028	699	633

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Campus Communities Operating Partnership
3.750%, 04/15/2023	$1,350	$1,364
3.625%, 11/15/2027	745	739
3.300%, 07/15/2026 (A)	1,495	1,487
2.250%, 01/15/2029	481	440
American Homes 4 Rent
4.300%, 04/15/2052	287	279
3.625%, 04/15/2032	3,309	3,227
American Tower
4.050%, 03/15/2032	255	256
3.650%, 03/15/2027	797	795
1.875%, 10/15/2030	1,430	1,217
AvalonBay Communities MTN
2.450%, 01/15/2031 (A)	1,155	1,086
Boston Properties
3.800%, 02/01/2024	1,250	1,267
3.400%, 06/21/2029	720	714
Brandywine Operating Partnership
3.950%, 11/15/2027	17	17
Brixmor Operating Partnership
2.500%, 08/16/2031 (A)	388	343
2.250%, 04/01/2028	224	205
Camden Property Trust
2.800%, 05/15/2030	435	418
Crown Castle International
4.000%, 03/01/2027 (A)	160	162
2.900%, 03/15/2027	1,044	1,009
2.900%, 04/01/2041	448	371
2.100%, 04/01/2031	661	572
1.050%, 07/15/2026	961	868
CyrusOne
3.450%, 11/15/2029	760	783
2.900%, 11/15/2024	1,250	1,253
2.150%, 11/01/2030 (A)	155	155
Equinix
3.900%, 04/15/2032	770	766
2.950%, 09/15/2051	590	470
Essential Properties
2.950%, 07/15/2031	1,290	1,129
Essex Portfolio
2.550%, 06/15/2031	331	302
1.700%, 03/01/2028	840	757
Extra Space Storage
3.900%, 04/01/2029	316	317
2.350%, 03/15/2032	288	253
GLP Capital
5.375%, 04/15/2026 (A)	2,615	2,733
5.300%, 01/15/2029	1,519	1,596
5.250%, 06/01/2025	775	798
4.000%, 01/15/2030	150	146
3.350%, 09/01/2024 (A)	125	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Healthcare Realty Trust
3.875%, 05/01/2025	$200	$201
Healthcare Trust of America Holdings
3.100%, 02/15/2030	275	261
Hudson Pacific Properties
4.650%, 04/01/2029	580	608
3.950%, 11/01/2027	1,246	1,251
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,897	1,937
Kilroy Realty
2.650%, 11/15/2033 (A)	1,380	1,196
Life Storage
3.875%, 12/15/2027	915	925
Mid-America Apartments
4.300%, 10/15/2023	329	334
4.000%, 11/15/2025	393	401
3.950%, 03/15/2029	322	332
MPT Operating Partnership
5.000%, 10/15/2027 (A)	90	91
4.625%, 08/01/2029	60	59
3.500%, 03/15/2031	400	371
Realty Income
3.400%, 01/15/2028	340	339
2.850%, 12/15/2032	465	439
2.200%, 06/15/2028	344	317
Regency Centers
2.950%, 09/15/2029	697	664
Rexford Industrial Realty
2.150%, 09/01/2031 (A)	355	308
Sabra Health Care
3.900%, 10/15/2029 (A)	715	687
Simon Property Group
2.450%, 09/13/2029 (A)	1,020	950
Spirit Realty
3.400%, 01/15/2030	226	219
STORE Capital
4.625%, 03/15/2029	409	424
4.500%, 03/15/2028	1,211	1,241
2.750%, 11/18/2030	568	514
2.700%, 12/01/2031	224	198
Sun Communities Operating
2.300%, 11/01/2028	322	292
Welltower
4.500%, 01/15/2024	102	104

		43,855

Utilities — 1.9%
AEP Texas
6.650%, 02/15/2033	500	608
AES
1.375%, 01/15/2026 (A)	691	635

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alabama Power
3.700%, 12/01/2047	$1,600	$1,550
American Transmission Systems
2.650%, 01/15/2032 (B)	1,443	1,334
Baltimore Gas and Electric
2.250%, 06/15/2031	478	435
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	898
Boston Gas
4.487%, 02/15/2042 (B)	35	36
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	351	351
Cleco Power
6.000%, 12/01/2040	700	857
Comision Federal de Electricidad
3.875%, 07/26/2033 (B)	270	236
Commonwealth Edison
3.850%, 03/15/2052	1,315	1,359
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,647
4.450%, 03/15/2044	1,120	1,175
3.950%, 04/01/2050	130	134
3.350%, 04/01/2030 (A)	180	179
Consumers Energy
2.650%, 08/15/2052 (A)	352	292
Dominion Energy
3.071%, 08/15/2024 (A)	980	978
DTE Electric
3.650%, 03/01/2052	255	258
2.950%, 03/01/2050	558	492
DTE Energy
2.529%, 10/01/2024 (A)	830	816
1.050%, 06/01/2025 (A)	1,831	1,713
Duke Energy
3.500%, 06/15/2051	191	174
3.150%, 08/15/2027 (A)	280	277
2.550%, 06/15/2031 (A)	3,442	3,147
2.400%, 08/15/2022	340	341
0.900%, 09/15/2025	705	655
Duke Energy Carolinas
4.250%, 12/15/2041 (A)	628	657
4.000%, 09/30/2042	1,000	1,022
3.550%, 03/15/2052	494	488
2.850%, 03/15/2032	590	570
2.550%, 04/15/2031	324	304
Duke Energy Florida
3.850%, 11/15/2042	380	375
3.200%, 01/15/2027 (A)	1,080	1,081
2.400%, 12/15/2031 (A)	476	439
Duke Energy Indiana
4.200%, 03/15/2042	30	30
2.750%, 04/01/2050	280	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress
4.100%, 05/15/2042 (A)	$425	$438
2.800%, 05/15/2022	25	25
2.500%, 08/15/2050 (A)	481	391
Entergy Arkansas
2.650%, 06/15/2051 (A)	1,224	998
Evergy Metro
5.300%, 10/01/2041	100	115
Eversource Energy
3.375%, 03/01/2032	317	310
2.900%, 10/01/2024	1,610	1,602
2.900%, 03/01/2027	638	625
1.400%, 08/15/2026	268	247
Exelon
5.625%, 06/15/2035	760	860
4.100%, 03/15/2052 (B)	223	226
2.750%, 03/15/2027 (B)	319	311
FirstEnergy
7.375%, 11/15/2031	3,685	4,545
4.400%, 07/15/2027	940	946
1.600%, 01/15/2026	180	167
FirstEnergy Transmission
5.450%, 07/15/2044 (B)	35	38
Florida Power & Light
2.450%, 02/03/2032 (A)	1,136	1,068
Indiana Michigan Power
4.550%, 03/15/2046	325	343
ITC Holdings
4.050%, 07/01/2023	1,152	1,163
2.700%, 11/15/2022	648	650
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	700	716
2.750%, 03/01/2032 (B)	1,599	1,489
KeySpan Gas East
3.586%, 01/18/2052 (B)	2,295	2,036
2.742%, 08/15/2026 (B)	1,025	987
Metropolitan Edison
4.300%, 01/15/2029 (B)	556	578
3.500%, 03/15/2023 (B)	2,775	2,789
MidAmerican Energy
4.800%, 09/15/2043	830	944
2.700%, 08/01/2052 (A)	414	354
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (B)	162	163
Mississippi Power
4.250%, 03/15/2042	219	219
3.950%, 03/30/2028	572	581
3.100%, 07/30/2051	573	487
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025 (A)	445	431

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
0.650%, 03/01/2023	$2,435	$2,400
NiSource
5.800%, 02/01/2042	149	171
Northern States Power
3.200%, 04/01/2052	322	303
NSTAR Electric
3.100%, 06/01/2051	295	266
Oncor Electric Delivery
2.750%, 05/15/2030	1,065	1,015
2.700%, 11/15/2051 (B)	308	264
Pacific Gas and Electric
5.250%, 03/01/2052	285	290
4.950%, 07/01/2050	645	608
4.750%, 02/15/2044	160	145
4.500%, 07/01/2040	164	149
4.200%, 06/01/2041	277	241
3.950%, 12/01/2047 (A)	733	606
3.500%, 08/01/2050	130	105
3.300%, 08/01/2040 (A)	60	49
2.500%, 02/01/2031	1,595	1,376
2.100%, 08/01/2027	1,549	1,392
1.750%, 06/16/2022	690	689
1.700%, 11/15/2023 (A)	1,560	1,521
PacifiCorp
2.900%, 06/15/2052 (A)	1,585	1,385
PECO Energy
4.150%, 10/01/2044	900	932
2.850%, 09/15/2051	576	498
Pennsylvania Electric
3.250%, 03/15/2028 (B)	465	447
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)	500	558
Progress Energy
3.150%, 04/01/2022	280	280
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,545	1,573
2.700%, 05/01/2050	261	223
2.050%, 08/01/2050 (A)	134	99
1.900%, 08/15/2031	640	569
Public Service Enterprise Group
2.450%, 11/15/2031	409	371
1.600%, 08/15/2030	368	315
Public Service of Oklahoma
3.150%, 08/15/2051	322	284
2.200%, 08/15/2031 (A)	484	433
Sempra Energy
3.700%, 04/01/2029	474	476
Southern California Edison
4.125%, 03/01/2048	784	771
4.050%, 03/15/2042	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/01/2025 (A)	$99	$101
Southern California Gas
2.550%, 02/01/2030	900	850
Southern Gas Capital
4.400%, 05/30/2047	500	503
1.750%, 01/15/2031	504	431
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,481
Southwestern Public Service
3.750%, 06/15/2049	845	836
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (B)	226	228
Virginia Electric & Power
4.650%, 08/15/2043	585	640
2.450%, 12/15/2050	185	148
Virginia Electric and Power
2.950%, 11/15/2051	478	420
Vistra Operations
4.300%, 07/15/2029 (A)(B)	1,590	1,535
WEC Energy Group
0.800%, 03/15/2024	1,405	1,348
Wisconsin Electric Power
1.700%, 06/15/2028	255	230

		82,181

Total Corporate Obligations
(Cost $1,423,919) ($ Thousands)		1,378,191

MORTGAGE-BACKED SECURITIES — 31.6%
Agency Mortgage-Backed Obligations — 26.5%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	237	255
7.000%, 05/01/2024 to 03/01/2039	70	79
6.500%, 10/01/2031 to 09/01/2039	135	145
6.000%, 09/01/2022 to 09/01/2038	175	194
5.500%, 01/01/2024 to 08/01/2037	106	115
5.000%, 05/01/2033 to 03/01/2049	4,842	5,184
4.500%, 04/01/2035 to 01/01/2050	4,366	4,586
4.000%, 01/01/2035 to 04/01/2052	20,464	21,174
3.500%, 12/01/2033 to 03/01/2052	47,321	48,070
3.000%, 03/01/2031 to 04/01/2052	49,291	48,668
2.500%, 10/01/2031 to 03/01/2052	29,270	28,155
2.000%, 09/01/2041 to 02/01/2052	19,485	18,189
1.500%, 10/01/2041 to 11/01/2041	485	440
1.471%, 07/15/2031(G)	265	208
FHLMC ARM
3.089%, ICE LIBOR USD 12 Month + 1.623%, 02/01/2050(C)	302	304
3.012%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(C)	1,657	1,664

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.872%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(C)	$563	$567
2.808%, ICE LIBOR USD 12 Month + 1.641%, 05/01/2049(C)	381	384
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	55	57
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	18	21
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	203	220
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	531	581
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.033%, 02/15/2037(C)	42	6
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	115	125
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(G)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.633%, 05/15/2038(C)	10	1
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.833%, 01/15/2040(C)	29	4
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.553%, 10/15/2041(C)	248	33
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,096	1,081
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	292	291
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	195	10
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.653%, 08/15/2039(C)	434	55
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	330	19
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	56	9
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.853%, 09/15/2042(C)	210	24
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	335	319
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	70	67
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	137	6
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.679%, 02/15/2038(C)	14	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.603%, 05/15/2044(C)	47	7
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.570%, 04/15/2041(C)	161	7
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	571	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	$264	$266
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.603%, 12/15/2046(C)	322	47
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,788	1,784
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,533	1,540
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	46	46
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,133	1,121
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	205	204
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	559	554
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	224	219
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	518	510
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	79	80
FHLMC CMO, Ser 2018-4846, Cl PF
0.747%, ICE LIBOR USD 1 Month + 0.350%, 12/15/2048(C)	90	90
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	736	733
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	917	145
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	294	44
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	780	132
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	3,405	546
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	365	62
FHLMC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	2,123	372
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	545	76
FHLMC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	1,193	207
FHLMC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	2,905	544
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	163	24
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	744	123
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,780	464

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	$1,290	$1,207
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	509	470
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,070	151
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	812	802
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	472
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.070%, 05/25/2023(C)	30,462	32
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(C)	280	284
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.605%, 03/25/2027(C)	4,674	121
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(C)	1,994	107
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(C)	4,850	366
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.239%, 06/25/2029(C)	700	56
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(C)	1,297	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.913%, 08/25/2023(C)	6,375	65
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.308%, 07/25/2026(C)	1,024	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.572%, 12/25/2027(C)	2,998	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.926%, 05/25/2028(C)	4,000	198
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027(C)	1,560	60
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	600
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(C)	710	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	$320	$324
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	581
FHLMC Multifamily WI Certificates Series, Ser K141, Cl A2
2.250%, 05/25/2032	520	489
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
2.757%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(B)(C)	590	564
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.502%, 10/25/2037(C)	73	71
FNMA
7.500%, 10/01/2037 to 04/01/2039	81	93
7.000%, 09/01/2026 to 02/01/2039	340	371
6.500%, 05/01/2027 to 05/01/2040	119	129
6.000%, 02/01/2023 to 07/01/2041	1,229	1,346
5.500%, 02/01/2035 to 09/01/2056	3,674	3,990
5.000%, 07/01/2033 to 11/01/2049	9,922	10,698
4.500%, 04/01/2025 to 08/01/2058	22,214	23,379
4.200%, 01/01/2029	775	814
4.000%, 09/01/2033 to 08/01/2059	42,147	43,635
3.820%, 07/01/2027	113	114
3.790%, 12/01/2025	1,465	1,487
3.734%, 02/01/2048(C)	239	250
3.500%, 05/01/2033 to 04/01/2052	53,365	54,141
3.468%, 03/01/2030	99	102
3.450%, 03/01/2029	58	60
3.250%, 05/01/2029	59	61
3.160%, 05/01/2029	183	186
3.020%, 06/01/2024 to 05/01/2026	1,540	1,538
3.000%, 12/01/2031 to 07/01/2060	105,901	104,612
2.930%, 06/01/2030	77	77
2.900%, 11/01/2029	500	500
2.820%, 07/01/2027	564	567
2.790%, 08/01/2029	1,200	1,194
2.500%, 03/01/2035 to 04/01/2052	72,182	69,654
2.455%, 04/01/2040	1,920	1,689
2.260%, 04/01/2030	673	649
2.150%, 02/01/2032(C)	240	224
2.000%, 10/01/2040 to 03/01/2052	64,220	59,892
1.850%, 09/01/2035	590	548
1.500%, 12/01/2035 to 11/01/2041	9,034	8,200
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.415%, 09/25/2022(C)	4,497	–
FNMA ARM
2.361%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(C)	987	1,015

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.031%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(C)	$330	$339
2.010%, 12 Month Treas Avg + 1.924%, 11/01/2035(C)	193	201
1.930%, 12 Month Treas Avg + 1.848%, 10/01/2035(C)	46	48
1.925%, 12 Month Treas Avg + 1.854%, 10/01/2035(C)	223	232
1.877%, 12 Month Treas Avg + 1.859%, 11/01/2035(C)	42	44
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	112	113
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	74	75
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	140	152
FNMA CMO, Ser 2006-112, Cl ST, IO
6.243%, 11/25/2036(C)	237	25
FNMA CMO, Ser 2009-103, Cl MB
1.986%, 12/25/2039(C)	22	23
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(G)	505	450
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,003	1,085
FNMA CMO, Ser 2011-87, Cl SG, IO
6.093%, 04/25/2040(C)	74	4
FNMA CMO, Ser 2011-96, Cl SA, IO
6.093%, 10/25/2041(C)	576	72
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	122	4
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	24	1
FNMA CMO, Ser 2012-133, Cl CS, IO
5.693%, 12/25/2042(C)	149	24
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	385	359
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	9	10
FNMA CMO, Ser 2012-35, Cl SC, IO
6.043%, 04/25/2042(C)	91	15
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	130	142
FNMA CMO, Ser 2012-70, Cl YS, IO
6.193%, 02/25/2041(C)	1	–
FNMA CMO, Ser 2012-74, Cl SA, IO
6.193%, 03/25/2042(C)	168	18
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(G)	13	12
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(G)	26	24
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,371	1,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	$334	$321
FNMA CMO, Ser 2013-124, Cl SB, IO
5.493%, 12/25/2043(C)	246	36
FNMA CMO, Ser 2013-126, Cl CS, IO
5.693%, 09/25/2041(C)	173	16
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,799
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	443	421
FNMA CMO, Ser 2013-54, Cl BS, IO
5.693%, 06/25/2043(C)	93	16
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	41	2
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	242	16
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,182	1,269
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	158	176
FNMA CMO, Ser 2013-9, Cl SA, IO
5.693%, 03/25/2042(C)	207	21
FNMA CMO, Ser 2014-47, Cl AI, IO
1.611%, 08/25/2044(C)	106	5
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	251	241
FNMA CMO, Ser 2015-55, Cl IO, IO
1.402%, 08/25/2055(C)	292	10
FNMA CMO, Ser 2015-56, Cl AS, IO
5.693%, 08/25/2045(C)	36	6
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,615	1,560
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	102	103
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,596	1,545
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,039	2,808
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	611	605
FNMA CMO, Ser 2017-76, Cl SB, IO
5.643%, 10/25/2057(C)	942	174
FNMA CMO, Ser 2017-85, Cl SC, IO
5.743%, 11/25/2047(C)	298	45
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,104	1,095
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	255	255
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	853	845
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	402	403

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	$298	$287
FNMA CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	1,301	1,331
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,043	1,041
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	402	392
FNMA CMO, Ser 2019-79, Cl FA
0.957%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(C)	1,493	1,502
FNMA CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	3,634	578
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	740	111
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	414	332
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,572	1,504
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	537	515
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	598	100
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	352	57
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,108	201
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,284	220
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,879	354
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	2,260	389
FNMA CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	1,109	185
FNMA CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	693	122
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	183	30
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	2,170	2,019
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,277	1,207
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.757%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	318	318
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.557%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(C)	422	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
3.057%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(C)	$418	$419
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.457%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2024(C)	1,556	1,564
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
4.707%, ICE LIBOR USD 1 Month + 4.250%, 01/25/2031(C)	540	541
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	656	120
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	185	30
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	142	15
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	183	9
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	770	757
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,122	1,157
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,600	284
FNMA TBA
5.000%, 04/30/2037	2,970	3,125
4.500%, 04/14/2033	1,888	1,956
4.000%, 04/01/2039 to 06/15/2045	2,721	2,762
3.500%, 04/01/2041 to 06/15/2051	27,143	27,053
3.000%, 05/25/2026 to 05/15/2051	82,162	80,280
2.500%, 04/25/2027 to 05/01/2043	153,134	146,417
2.000%, 04/15/2036 to 05/15/2051	123,066	115,034
FNMA, Ser 2014-M8, Cl X2, IO
0.301%, 06/25/2024(C)	4,993	29
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(C)	315	315
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	107
FNMA, Ser M3, Cl A2
1.764%, 11/25/2031(C)	747	673
FNMA, Ser M36, Cl X1, IO
1.460%, 09/25/2034(C)	589	54
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045(B)	1,317	–
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.391%, ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(B)(C)	709	704

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
8.000%, 11/15/2029 to 09/15/2030	$31	$32
7.500%, 03/15/2029 to 10/15/2037	39	42
7.000%, 09/15/2031	16	18
6.500%, 07/15/2028 to 12/15/2035	878	948
6.000%, 12/15/2028 to 10/20/2040	1,508	1,648
5.511%, 07/20/2060(C)	1	1
5.000%, 12/20/2039 to 03/20/2049	6,380	6,771
4.700%, 09/20/2061(C)	92	94
4.533%, 01/20/2069(C)	12	13
4.500%, 04/20/2041 to 12/20/2050	7,544	7,906
4.000%, 06/20/2047 to 11/20/2050	11,467	11,821
3.630%, 04/20/2063(C)	11	11
3.500%, 01/20/2046 to 10/20/2050	12,384	12,576
3.000%, 09/15/2042 to 02/20/2052	16,483	16,367
2.500%, 03/20/2051 to 04/20/2051	3,584	3,480
2.000%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2034(C)	101	105
GNMA CMO, Ser 2007-17, Cl IB, IO
5.801%, 04/20/2037(C)	307	32
GNMA CMO, Ser 2007-51, Cl SG, IO
6.131%, 08/20/2037(C)	38	3
GNMA CMO, Ser 2007-78, Cl SA, IO
6.099%, 12/16/2037(C)	372	33
GNMA CMO, Ser 2009-66, Cl XS, IO
6.369%, 07/16/2039(C)	220	21
GNMA CMO, Ser 2010-4, Cl NS, IO
5.959%, 01/16/2040(C)	2,487	373
GNMA CMO, Ser 2010-85, Cl HS, IO
6.201%, 01/20/2040(C)	9	–
GNMA CMO, Ser 2010-H11, Cl FA
1.231%, ICE LIBOR USD 1 Month + 1.000%, 06/20/2060(C)	325	327
GNMA CMO, Ser 2010-H27, Cl FA
0.486%, ICE LIBOR USD 1 Month + 0.380%, 12/20/2060(C)	911	906
GNMA CMO, Ser 2010-H28, Cl FE
0.506%, ICE LIBOR USD 1 Month + 0.400%, 12/20/2060(C)	326	324
GNMA CMO, Ser 2011-H08, Cl FG
0.586%, ICE LIBOR USD 1 Month + 0.480%, 03/20/2061(C)	320	319
GNMA CMO, Ser 2011-H08, Cl FD
0.606%, ICE LIBOR USD 1 Month + 0.500%, 02/20/2061(C)	154	153
GNMA CMO, Ser 2011-H09, Cl AF
0.606%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(C)	232	232
GNMA CMO, Ser 2012-141, Cl WA
4.529%, 11/16/2041(C)	200	209
GNMA CMO, Ser 2012-34, Cl SA, IO
5.601%, 03/20/2042(C)	285	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-43, Cl SN, IO
6.169%, 04/16/2042(C)	$50	$9
GNMA CMO, Ser 2012-98, Cl SA, IO
5.669%, 08/16/2042(C)	120	19
GNMA CMO, Ser 2012-H25, Cl FA
0.806%, ICE LIBOR USD 1 Month + 0.700%, 12/20/2061(C)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.758%, 10/20/2062(C)	726	23
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	107	11
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	304	45
GNMA CMO, Ser 2014-5, Cl SP, IO
5.719%, 06/16/2043(C)	101	8
GNMA CMO, Ser 2014-H10, Cl TA
0.706%, ICE LIBOR USD 1 Month + 0.600%, 04/20/2064(C)	451	450
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	81	13
GNMA CMO, Ser 2015-H10, Cl FC
0.586%, ICE LIBOR USD 1 Month + 0.480%, 04/20/2065(C)	284	283
GNMA CMO, Ser 2015-H18, Cl FA
0.556%, ICE LIBOR USD 1 Month + 0.450%, 06/20/2065(C)	146	146
GNMA CMO, Ser 2015-H20, Cl FA
0.576%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(C)	205	204
GNMA CMO, Ser 2016-135, Cl SB, IO
5.669%, 10/16/2046(C)	218	46
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	611	602
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.197%, 07/20/2067(C)	537	42
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.614%, 09/20/2067(C)	3,563	170
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.038%, 10/20/2067(C)	257	18
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.368%, 11/20/2067(C)	118	6
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	588	581
GNMA CMO, Ser 2018-H06, Cl PF
0.406%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(C)	343	341
GNMA CMO, Ser 2018-H07, Cl FD
0.406%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(C)	630	626
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	483	485
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	324	327

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	$374	$370
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	701	102
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	269	38
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	348	50
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	271	39
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	183	27
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	270	39
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	998	130
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,280	239
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	631	95
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	252	37
GNMA CMO, Ser 2020-H09, Cl FL
1.599%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(C)	691	710
GNMA CMO, Ser 2020-H09, Cl NF
1.699%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(C)	282	287
GNMA CMO, Ser 2020-H12, Cl F
0.949%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(C)	61	60
GNMA CMO, Ser 2020-H13, Cl FA
0.899%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(C)	679	676
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,453	1,378
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	486	92
GNMA TBA
4.000%, 06/01/2039	900	911
3.500%, 05/15/2041 to 04/15/2051	10,400	10,428
3.000%, 04/15/2043 to 06/15/2051	7,900	7,788
2.500%, 04/15/2048	24,050	23,326
2.000%, 04/15/2051	6,650	6,326
GNMA, Ser 107, Cl AD
2.764%, 11/16/2047(C)	282	274
GNMA, Ser 110, Cl IO, IO
0.879%, 11/16/2063(C)	2,454	191
GNMA, Ser 2012-112, Cl IO, IO
0.132%, 02/16/2053(C)	486	2
GNMA, Ser 2012-152, Cl IO, IO
0.605%, 01/16/2054(C)	2,689	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-27, Cl IO, IO
0.574%, 04/16/2053(C)	$822	$6
GNMA, Ser 2013-96, Cl IO, IO
0.115%, 10/16/2054(C)	798	2
GNMA, Ser 2014-47, Cl IA, IO
0.144%, 02/16/2048(C)	57	1
GNMA, Ser 2014-50, Cl IO, IO
0.599%, 09/16/2055(C)	267	8
GNMA, Ser 2014-92, Cl IX, IO
0.112%, 05/16/2054(C)	2,998	22
GNMA, Ser 2015-5, Cl IK, IO
0.355%, 11/16/2054(C)	2,775	37
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	212	208
GNMA, Ser 3, Cl IO, IO
0.641%, 02/16/2061(C)	698	44
GNMA, Ser 41, Cl IO, IO
0.631%, 07/16/2058(C)	884	31
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(C)	3,500	228
GNMA, Ser 60, Cl IO, IO
0.823%, 05/16/2063(C)	2,417	170

		1,134,855
Non-Agency Mortgage-Backed Obligations — 5.1%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.709%, 02/25/2035(C)	15	15
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.737%, ICE LIBOR USD 1 Month + 0.280%, 03/25/2037(C)	801	800
Alen Mortgage Trust, Ser ACEN, Cl A
1.547%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(B)(C)	885	864
Alternative Loan Trust, Ser 2006-18CB, Cl A6
26.774%, 07/25/2036(C)	155	193
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.829%, ICE LIBOR USD 6 Month + 2.000%, 02/25/2045(C)	22	22
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.826%, ICE LIBOR USD 6 Month + 2.000%, 06/25/2045(C)	666	676
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.579%, ICE LIBOR USD 6 Month + 1.750%, 11/25/2045(C)	774	435

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.857%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2046(C)	$2,305	$2,202
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049(B)(C)	49	49
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(C)	380	378
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(C)	139	136
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(C)	597	564
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(C)	5,600	5,523
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(C)	615	551
AREIT Trust, Ser CRE3, Cl A
1.185%, SOFR30A + 1.134%, 09/14/2036(B)(C)	1,083	1,080
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(C)	1,790	1,846
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.831%, 08/10/2045(B)(C)	1,625	650
BANK 2022, Ser BNK40, Cl A4
3.507%, 03/15/2064(C)	896	902
Barclays Commercial Mortgage Trust, Ser C3, Cl A3
3.319%, 05/15/2052	110	109
Bayview MSR Opportunity Master Fund Trust, Ser 2022-2, Cl A1
3.000%, 12/25/2051(B)(C)	1,973	1,874
BBCMS Mortgage Trust, Ser C15, Cl A5
3.662%, 04/15/2055(C)	406	416
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	221	229
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	649
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(B)	554	547
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.587%, 03/28/2037(B)(C)	490	481
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.978%, 05/25/2034(C)	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.638%, 10/25/2033(C)	$293	$292
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.193%, 11/25/2035(C)	2,438	627
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(C)	694	676
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(C)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.597%, ICE LIBOR USD 1 Month + 0.140%, 03/25/2037(C)	2,779	2,618
Benchmark Mortgage Trust, Ser B31, Cl A5
2.669%, 12/15/2054	1,125	1,063
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	935	944
Benchmark Mortgage Trust, Ser B34, Cl A5
3.786%, 04/15/2055	472	488
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	800	783
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(B)	479	476
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(B)	321	318
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(B)	1,540	1,492
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
2.397%, ICE LIBOR USD 1 Month + 2.000%, 10/15/2036(B)(C)	2,303	2,260
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.317%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(C)	4,484	4,465
BX Commercial Mortgage Trust, Ser IND, Cl H
3.397%, ICE LIBOR USD 1 Month + 3.000%, 11/15/2035(B)(C)	4,102	4,051
BX Commercial Mortgage Trust, Ser XL2, Cl A
1.086%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)(C)	1,009	988
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(B)	610	589
BX Trust, Ser MMP, Cl A
1.397%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(B)(C)	483	478

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX, Ser MFM1, Cl A
1.097%, ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(B)(C)	$735	$719
Cali Mortgage Trust, Ser 101C, Cl A
3.957%, 03/10/2039(B)	1,280	1,295
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.467%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)(C)	940	936
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(C)	52	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	313
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.863%, 08/15/2050(C)	8,403	263
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039(B)	1,160	1,095
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	306	307
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	373
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(B)(C)	2,840	2,559
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(B)(C)	2,960	2,569
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.594%, 02/25/2037(C)	4	4
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.462%, 02/25/2037(C)	7	7
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.286%, 06/25/2035(C)	6	6
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.327%, ICE LIBOR USD 1 Month + 0.930%, 11/15/2036(B)(C)	490	488
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(C)	70	70
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(C)	1,476	1,387
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	240	240
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(C)	$5	$5
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(B)(C)	1,824	1,685
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(C)	825	777
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(C)	15	15
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.063%, 10/10/2046(C)	70	68
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(C)	120	120
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	131
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	299	297
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	239
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.117%, 03/10/2047(C)	1,470	24
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	286
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.112%, 02/10/2048(C)	5,579	138
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(B)	410	404
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(B)	1,230	1,193
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	1,833	1,865
COMM Mortgage Trust, Ser CR14, Cl B
4.602%, 02/10/2047(C)	850	864
COMM Mortgage Trust, Ser CR26, Cl C
4.478%, 10/10/2048(C)	870	858
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,422
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046(C)	320	322
COMM Mortgage Trust, Ser LC19, Cl A3
2.922%, 02/10/2048	1,003	993
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	368
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	575	578

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	$1,560	$1,563
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	723
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	379	379
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	588
Commercial Mortgage Trust, Ser PF1, Cl A5
2.522%, 11/15/2054	480	448
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
2.507%, ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(B)(C)	278	278
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	15	15
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.547%, 10/25/2033(C)	473	466
Credit Suisse Mortgage Trust, Ser NXSR, Cl A4
3.795%, 12/15/2049(C)	730	736
Credit Suisse Mortgage Trust, Ser RIO, Cl A
4.024%, ICE LIBOR USD 1 Month + 3.024%, 12/15/2022(B)(C)	3,790	3,783
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	414	414
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	499	494
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,049	995
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	1,108	1,116
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(B)	290	245
CSMC Trust, Ser 2017-CHOP, Cl G
5.747%, ICE LIBOR USD 1 Month + 5.350%, 07/15/2032(B)(C)	1,000	885
CSMC Trust, Ser 2017-PFHP, Cl A
1.347%, ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(B)(C)	1,190	1,182
CSMC Trust, Ser 2017-RPL1, Cl M2
2.973%, 07/25/2057(B)(C)	1,760	1,617
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(C)	2,189	2,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(C)	$710	$684
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(C)	1,851	1,796
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(C)	519	494
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(C)	1,787	1,693
CSMC, Ser 2014-11R, Cl 9A2
0.467%, ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(B)(C)	2,064	1,737
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(B)	2,135	2,098
CSMC, Ser 2015-5R, Cl 1A1
1.024%, 09/27/2046(B)(C)	52	52
CSMC, Ser 2021-2R, Cl 1A1
1.991%, ICE LIBOR USD 1 Month + 1.750%, 07/25/2047(B)(C)	985	967
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(B)(C)	1,571	1,500
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(B)	1,175	1,182
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034(B)(C)	315	313
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(B)	1,240	1,172
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.249%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(C)	314	299
EQUS Mortgage Trust, Ser EQAZ, Cl A
1.152%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(B)(C)	816	799
EQUS Mortgage Trust, Ser EQAZ, Cl B
1.497%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(B)(C)	790	771
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(C)	153	150
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(C)	133	133
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(B)(C)	1,854	1,761
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(B)(C)	407	405
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(B)(C)	1,116	1,060

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GPMT, Ser FL3, Cl A
1.718%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(B)(C)	$946	$943
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(B)	1,310	1,306
GS Mortgage Securities II, Ser GC30, Cl B
4.028%, 05/10/2050(C)	480	475
GS Mortgage Securities II, Ser SRP5, Cl A
1.947%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(B)(C)	2,724	2,457
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(C)	270	272
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	977	989
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(C)	680	669
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	415	421
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	795	702
GS Mortgage Securities Trust, Ser ROSS, Cl A
1.547%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(B)(C)	2,170	2,142
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	2,452	2,464
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(C)	929	908
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(C)	11	11
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.579%, 10/25/2033(C)	112	118
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	9	9
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	3
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.709%, 05/19/2034(C)	460	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(B)	$1,225	$1,190
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(C)	1,240	1,184
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(B)	788	786
JP Morgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(B)(C)	756	698
JP Morgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(B)(C)	518	479
JP Morgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(C)	1,875	1,785
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047(C)	130	132
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047(C)	120	112
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	339	340
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,792	1,765
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	605	610
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	941
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl A4
4.199%, 01/15/2047	210	213
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	417
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.092%, 06/12/2043(C)	234	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.222%, 02/15/2051(C)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.580%, 07/15/2047(C)	380	363

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(B)(C)	$1,305	$1,309
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(B)	1,500	1,478
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	908	920
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.223%, 08/25/2034(C)	27	28
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.270%, 11/25/2033(C)	12	13
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.266%, 05/25/2045(B)(C)	51	52
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(C)	118	117
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(C)	352	348
JPMorgan Mortgage Trust, Ser 2019-8, Cl A3A
3.000%, 03/25/2050(B)(C)	172	172
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(C)	175	169
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(B)	585	558
Lehman XS Trust, Ser 2007-16N, Cl 2A2
1.307%, ICE LIBOR USD 1 Month + 0.850%, 09/25/2047(C)	4,404	4,441
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(G)	2	2
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(B)	1,154	919
Med Trust, Ser MDLN, Cl A
1.347%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(B)(C)	1,314	1,291
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
1.257%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2053(B)(C)	263	262
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
1.157%, ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(B)(C)	280	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
1.207%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)(C)	$780	$776
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.441%, 07/25/2033(C)	8	8
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034(C)	35	35
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(C)	655	621
MHC Trust, Ser MHC2, Cl A
1.247%, ICE LIBOR USD 1 Month + 0.850%, 05/15/2023(B)(C)	1,250	1,226
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	837	803
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(B)	1,750	1,626
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.408%, 08/12/2048(B)(C)	11	5
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.408%, 08/12/2048(C)	84	40
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(C)	20	19
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(B)	760	752
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	391
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	151	150
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	252
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(C)	1,030	1,030
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	173	173
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
5.674%, 12/12/2049(C)	54	29

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.968%, 11/15/2049(C)	$2,929	$104
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
1.247%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(B)(C)	38	37
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.797%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(B)(C)	1,720	1,697
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	512
Morgan Stanley Capital I, Ser L8, Cl AS
3.795%, 03/15/2032(C)	580	578
Morgan Stanley Capital I, Ser L8, Cl A5
3.795%, 03/15/2032(C)	312	319
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(C)	6,073	5,637
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(C)	620	597
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(C)	636	637
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(C)	178	177
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
1.207%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(B)(C)	1,957	1,945
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(C)	97	95
OBX Trust, Ser 2020-EXP1, Cl 2A1A
1.207%, ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(B)(C)	94	95
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.357%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(B)(C)	146	146
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(C)	626	590
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	1,792	1,733
Oceanview Mortgage Trust, Ser 2021-1, Cl A1
3.000%, 12/25/2051(B)(C)	817	775
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(B)	1,570	1,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
1.057%, ICE LIBOR USD 1 Month + 0.600%, 07/25/2037(C)	$3,752	$3,769
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(G)	2	2
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	9	9
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(B)	713	658
Radnor RE, Ser 2018-1, Cl M2
3.157%, ICE LIBOR USD 1 Month + 2.700%, 03/25/2028(B)(C)	7,270	7,157
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(C)	2,166	2,006
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(B)(C)	308	293
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(B)(C)	418	387
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(C)	949	903
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(B)(C)	445	446
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(C)	523	484
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(C)	655	602
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.840%, 12/25/2034(C)	204	197
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(C)	507	499
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(C)	2,603	2,505
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(C)	2,840	2,735
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.025%, 10/25/2048(B)(C)	1,195	1,168
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(C)	75	71
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(C)	390	373
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
0.645%, ICE LIBOR USD 3 Month + 0.390%, 01/21/2070(B)(C)	179	179

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 1A, Cl A2
4.540%, 02/25/2044(B)	$291	$292
STACR Trust, Ser 2018-DNA3, Cl M2A
2.557%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(B)(C)	564	567
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(C)	374	366
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(C)	185	183
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(C)	267	263
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(C)	277	271
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.647%, ICE LIBOR USD 1 Month + 0.190%, 09/25/2047(C)	3,494	3,329
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.203%, 07/25/2033(C)	31	32
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
2.031%, 12/25/2033(C)	13	13
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	630	607
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.461%, 12/10/2045(B)(C)	670	617
UBS-Barclays Commercial Mortgage Trust, Ser C4, Cl A4
2.792%, 12/10/2045	636	636
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059(B)	262	262
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	365	365
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(B)(C)	219	219
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(C)	322	322
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(C)	344	342
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(B)	137	133
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(C)	434	420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(C)	$844	$812
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(C)	601	570
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(C)	1,046	988
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(C)	774	741
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(C)	467	456
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(C)	455	446
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(B)	331	323
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030(B)(C)	987	992
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030(B)	110	110
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.494%, 10/25/2033(C)	22	22
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.375%, 08/25/2033(C)	13	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.519%, 09/25/2033(C)	24	24
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.207%, 06/25/2033(C)	3	3
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	56	55
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.610%, 06/25/2034(C)	13	13
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	66	68
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.017%, ICE LIBOR USD 1 Month + 1.560%, 10/25/2045(C)	194	198
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.977%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(C)	3,915	3,741
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
0.841%, 12 Month Treas Avg + 0.700%, 02/25/2047(C)	1,107	1,039

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.841%, 12 Month Treas Avg + 0.700%, 01/25/2047(C)	$680	$595
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(B)(C)	167	165
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045(C)	780	784
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.305%, 07/15/2046(C)	20	19
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	570
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.234%, 11/15/2059(C)	5,010	211
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
2.872%, 05/25/2035(C)	1,416	1,284
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.201%, 06/15/2045(B)(C)	227	–
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.173%, 05/15/2045(B)(C)	779	7
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(C)	110	110
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(C)	300	296
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	289	290

		220,306
Total Mortgage-Backed Securities
(Cost $1,406,439) ($ Thousands)		1,355,161

U.S. TREASURY OBLIGATIONS — 31.4%
U.S. Treasury Bills
0.642%, 09/01/2022 (H)	11,864	11,818
0.602%, 08/25/2022 (H)	14,746	14,692
0.561%, 08/04/2022 (H)	27,100	27,025
0.345%, 07/21/2022 (H)	62,255	62,128
U.S. Treasury Bonds
2.500%, 02/15/2045	2,479	2,414
2.395%, 05/15/2049	5,380	2,790

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.375%, 02/15/2042	$16,581	$15,993
2.375%, 05/15/2051	8,520	8,349
2.250%, 05/15/2041	22,838	21,560
2.250%, 02/15/2052	40,465	38,808
2.000%, 11/15/2041	107,261	97,054
2.000%, 02/15/2050	4,840	4,360
2.000%, 08/15/2051	19,366	17,472
1.875%, 02/15/2041	2,355	2,097
1.875%, 02/15/2051	13,100	11,447
1.875%, 11/15/2051	25,309	22,201
1.750%, 08/15/2041	54,221	46,994
1.625%, 11/15/2050	13,867	11,363
1.375%, 11/15/2040	15,365	12,561
1.375%, 08/15/2050	47,701	36,715
1.250%, 05/15/2050	28,650	21,369
1.125%, 05/15/2040	13,102	10,324
1.125%, 08/15/2040	16,604	13,017
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052	2,175	2,253
U.S. Treasury Notes
2.750%, 02/15/2028	8,032	8,173
2.500%, 02/28/2026	2,291	2,288
2.500%, 03/31/2027	80,096	80,271
2.375%, 03/31/2029	52,110	51,955
2.250%, 03/31/2024	26,343	26,307
2.125%, 05/15/2025	7,842	7,746
1.875%, 02/28/2027	82,340	80,133
1.875%, 02/28/2029	7,145	6,897
1.875%, 02/15/2032	48,742	46,807
1.750%, 03/15/2025	85,034	83,234
1.750%, 01/31/2029	597	572
1.625%, 05/15/2031	4,780	4,500
1.500%, 02/29/2024	47,782	47,086
1.500%, 09/30/2024	3,330	3,252
1.500%, 01/31/2027	34,144	32,629
1.375%, 10/31/2028	20,971	19,605
1.375%, 12/31/2028	1,792	1,675
1.250%, 12/31/2026	7,055	6,666
1.250%, 03/31/2028	260	242
1.250%, 04/30/2028	23,970	22,329
1.250%, 05/31/2028	9,290	8,649
1.250%, 06/30/2028	1,422	1,323
1.250%, 09/30/2028	5,730	5,317
1.250%, 08/15/2031	2,980	2,709
1.125%, 10/31/2026	16,800	15,802
1.125%, 08/31/2028	3,470	3,197
1.000%, 07/31/2028	4,842	4,431
0.875%, 01/31/2024	30,398	29,624
0.875%, 06/30/2026	10,802	10,089
0.750%, 12/31/2023	22,721	22,132
0.750%, 11/15/2024	2,520	2,409
0.750%, 03/31/2026	3,054	2,848

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 04/30/2026	$7,900	$7,358
0.750%, 05/31/2026	15,770	14,667
0.750%, 01/31/2028	25,600	23,222
0.625%, 11/30/2027	9,819	8,865
0.500%, 08/31/2027	7,641	6,882
0.500%, 10/31/2027	2,419	2,172
0.375%, 04/15/2024	7,023	6,746
0.375%, 11/30/2025	20,859	19,285
0.375%, 12/31/2025	5,698	5,261
0.375%, 01/31/2026	9,331	8,597
0.250%, 11/15/2023	120	116
0.250%, 05/15/2024	9,650	9,224
0.250%, 06/15/2024	7,905	7,539
0.250%, 06/30/2025	360	334
0.250%, 08/31/2025	5,837	5,401
0.250%, 09/30/2025	14,595	13,482
0.250%, 10/31/2025	11,195	10,322
0.125%, 05/31/2022	3,212	3,211
0.125%, 09/30/2022	4,853	4,831
0.125%, 12/31/2022	12,843	12,719
0.125%, 04/30/2023	22,637	22,237
0.125%, 08/31/2023	341	332

Total U.S. Treasury Obligations
(Cost $1,411,766) ($ Thousands)		1,348,504

ASSET-BACKED SECURITIES — 8.0%
Automotive — 0.9%

AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	90	90
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	1,700	1,696
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	274	271
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (B)	665	647
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (B)	1,550	1,504
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	2,800	2,653
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	1,460	1,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	$278	$278
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (B)	1,500	1,488
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (B)	1,455	1,426
Chesapeake Funding II, Ser 2020-1A, Cl D
2.830%, 08/15/2032 (B)	205	200
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	1,227	1,204
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (B)	575	554
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (B)	1,010	969
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (B)	23	23
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	425	400
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	2	2
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	478	443
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	840	828
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	656	649
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (B)	1,271	1,159
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (B)	2,664	2,556
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (B)	1,547	1,446
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (B)	1,565	1,567
Hertz Vehicle Financing, Ser 2022-5A, Cl A
3.890%, 09/25/2028 (B)	1,565	1,565
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	531
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,061	1,047

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	$361	$353
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	278	276
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	484	477
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	605	594
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (B)	1,458	1,416
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	322	322
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	90	90
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,930	1,911
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	1,730	1,729
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	1,980	1,975
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	526	488
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/2024 (B)	847	848
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (B)	545	542
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (B)	1,095	1,085
		38,655

Credit Cards — 0.2%

Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	1,036	947
Capital One Multi-Asset Execution Trust, Ser 2022-A1, Cl A1
2.800%, 03/15/2027	3,137	3,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
1.157%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (C)	$2,340	$2,331
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (B)	580	555
		6,948

Financials — 0.0%

Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
1.641%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(C)	844	843

Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.507%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2034 (C)	505	495
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.422%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (C)	417	416
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.432%, ICE LIBOR USD 1 Month + 0.975%, 12/25/2034 (C)	259	255
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.312%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (C)	2,599	2,551
Citigroup Mortgage LoanTrust, Ser 2006-HE2, Cl M1
0.892%, ICE LIBOR USD 1 Month + 0.435%, 08/25/2036 (C)	3,330	3,311
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.737%, ICE LIBOR USD 1 Month + 0.280%, 05/25/2037 (C)	5,500	4,946
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
1.132%, ICE LIBOR USD 1 Month + 0.675%, 12/25/2034 (C)	281	277
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.897%, ICE LIBOR USD 1 Month + 0.440%, 01/25/2036 (C)	131	131
		12,382

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 6.6%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.557%, ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (B)(C)	$1,183	$1,173
ACRES Commercial Realty, Ser 2021-FL1, Cl A
1.641%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (B)(C)	1,760	1,734
AIG CLO, Ser 2021-1A, Cl A1R
1.374%, ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (B)(C)	3,400	3,391
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (B)	1,743	1,730
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.317%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)(C)	3,350	3,342
Antares CLO, Ser 2021-1A, Cl A1R
1.588%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (B)(C)	1,400	1,382
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	1,851	1,837
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	1,267	1,208
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
1.467%, ICE LIBOR USD 1 Month + 1.070%, 08/15/2034 (B)(C)	3,213	3,193
Barings CLO, Ser 2017-IA, Cl AR
1.054%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(C)	897	892
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051 (B)(C)	866	803
BPR Trust, Ser TY, Cl A
1.447%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038 (B)(C)	1,160	1,143
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.698%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (C)	3,050	3,058
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.258%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (C)	2,150	2,135
BSPRT Issuer, Ser 2019-FL5, Cl A
1.547%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (B)(C)	1,541	1,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
1.097%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (B)(C)	$2,867	$2,793
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.381%, ICE LIBOR USD 3 Month + 1.140%, 04/15/2034 (B)(C)	1,150	1,146
CARLYLE US CLO, Ser 2021-1A, Cl A2R
1.904%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (B)(C)	1,560	1,549
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
1.858%, ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (B)(C)	3,000	2,969
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.928%, 11/25/2034	27	27
CIFC Funding, Ser 2021-7A, Cl A1
1.258%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (B)(C)	3,500	3,480
CIT Education Loan Trust, Ser 2007-1, Cl A
1.056%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (B)(C)	935	901
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.113%, 03/25/2037	893	896
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.113%, 03/25/2037	1,430	1,401
Citigroup Mortgage LoanTrust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051 (B)(C)	532	493
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (B)	858	808
College Avenue Student Loans, Ser 2017-A, Cl A1
2.107%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (B)(C)	409	413
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (B)	260	258
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (B)	489	479
College Avenue Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (B)	654	604
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (B)	424	392
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (B)(C)	763	705

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.957%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2034 (C)	$329	$311
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.997%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (C)	232	224
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.257%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2047 (C)	1,313	1,284
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.537%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (C)	234	217
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,277	1,248
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (B)	1,276	1,263
Dryden 64 CLO, Ser 2018-64A, Cl A
1.211%, ICE LIBOR USD 3 Month + 0.970%, 04/18/2031 (B)(C)	2,340	2,328
Dryden 77 CLO, Ser 2021-77A, Cl BR
2.130%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (B)(C)	1,475	1,466
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.141%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (B)(C)	1,103	1,097
Educational Funding of the South, Ser 2011-1, Cl A2
0.908%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (C)	812	811
Educational Funding, Ser 2006-1A, Cl A3
0.608%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (B)(C)	1,753	1,386
Elmwood CLO II, Ser 2021-2A, Cl AR
1.404%, ICE LIBOR USD 3 Month + 1.150%, 04/20/2034 (B)(C)	1,800	1,782
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.457%, ICE LIBOR USD 1 Month + 1.000%, 08/25/2034 (C)	302	301
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	679	635
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	3,408	3,166
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	1,004	931
FirstKey Homes Trust, Ser 2021-SFR2, Cl A
1.376%, 09/17/2038 (B)	968	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	$1,785	$1,666
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	200
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,936
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.211%, ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (B)(C)	1,700	1,692
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	392	388
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.409%, ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (B)(C)	2,921	2,913
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (B)	978	885
GSAMP Trust, Ser 2003-SEA, Cl A1
1.257%, ICE LIBOR USD 1 Month + 0.800%, 02/25/2033 (C)	437	423
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.957%, ICE LIBOR USD 1 Month + 0.500%, 05/25/2046 (C)	3,300	3,202
GSAMP Trust, Ser 2006-NC1, Cl A3
1.037%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (C)	366	365
Higher Education Funding, Ser 2014-1, Cl A
1.548%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (B)(C)	793	793
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (B)	1,240	1,187
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	564	551
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (B)	1,546	1,485
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	1,208	1,133
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	3,510	3,480
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (B)	820	766
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.297%, ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (B)(C)	3,254	3,243
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	768	794

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	$1,059	$1,070
John Deere Owner Trust, Ser 2022-A, Cl A2
1.900%, 11/15/2024	340	339
JP Morgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051 (B)(C)	2,060	1,911
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	204
LCM XXI, Ser 2018-21A, Cl AR
1.134%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)(C)	490	487
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)(C)	950	944
LMREC, Ser 2019-CRE3, Cl A
1.855%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (B)(C)	4,580	4,558
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.527%, ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (B)(C)	2,241	2,240
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	1,059	970
Magnetite VII, Ser 2018-7A, Cl A1R2
1.041%, ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (B)(C)	950	943
Magnetite XXVIII, Ser 2021-28A, Cl AR
1.360%, ICE LIBOR USD 3 Month + 1.130%, 01/20/2035 (B)(C)	1,800	1,779
MF1, Ser 2020-FL4, Cl A
2.143%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	980	984
MF1, Ser 2021-FL7, Cl A
1.511%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (B)(C)	875	863
MF1, Ser 2022-FL8, Cl A
1.400%, SOFR30A + 1.350%, 02/19/2037 (B)(C)	2,380	2,361
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (B)(C)	382	362
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,308	1,316
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.117%, 02/26/2029 (B)(C)	930	924
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	738	699
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (B)	367	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.997%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (B)(C)	$457	$461
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.547%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (B)(C)	304	311
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (B)	338	340
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (B)	1,990	1,867
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (B)	77	77
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (B)	65	65
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (B)	1,021	1,042
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (B)	807	808
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (B)	1,178	1,171
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (B)	1,372	1,355
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (B)	2,168	2,148
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	393	390
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (B)	493	484
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	190	185
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	850	822
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	956	925
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	121	115

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	$940	$887
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (B)	1,564	1,487
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (B)	2,642	2,487
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (B)	2,403	2,240
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (B)	408	387
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (B)	3,562	3,443
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.967%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (C)	2,443	2,395
Navient Student Loan Trust, Ser 2014-3, Cl A
1.077%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (C)	2,134	2,120
Navient Student Loan Trust, Ser 2014-4, Cl A
1.077%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (C)	1,428	1,417
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.957%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (B)(C)	1,270	1,281
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.607%, ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (B)(C)	968	956
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.507%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (B)(C)	2,900	2,894
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (B)	1,461	1,461
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (B)	508	461
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (B)	1,238	1,165
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.438%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (C)	503	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.418%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (C)	$834	$831
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.368%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (C)	2,879	2,868
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.034%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (C)	2,410	2,356
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.054%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (C)	2,368	2,360
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.114%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (C)	384	370
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.307%, ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (B)(C)	950	938
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.407%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (B)(C)	2,155	2,171
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (B)	1,541	1,447
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
1.289%, ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (B)(C)	350	349
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.301%, ICE LIBOR USD 3 Month + 1.060%, 04/16/2033 (B)(C)	2,075	2,061
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056 (B)(C)	472	450
Oak Street Investment Grade Net Lease Fund, Ser 1A, Cl A1
1.850%, 11/20/2050 (B)	1,091	1,025
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061 (B)(C)	511	480
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
1.391%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (B)(C)	1,725	1,709

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.191%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (B)(C)	$3,200	$3,173
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (B)	553	542
Origen Manufactured Housing, Ser 2006-A, Cl A2
1.862%, 10/15/2037 (C)	701	657
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (B)	1,040	1,006
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.350%, 08/25/2035 (B)(C)	1,046	968
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	99	98
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	1,063	1,031
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (B)	880	866
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (B)	698	646
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (B)	2,382	2,214
Progress Residential Trust, Ser 2021-SFR8, Cl A
1.510%, 10/17/2038 (B)	2,185	1,981
RAMP Trust, Ser 2006-RZ3, Cl M1
0.807%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (C)	4,212	4,123
Rockford Tower CLO, Ser 2021-2A, Cl AR
1.580%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (B)(C)	3,150	3,119
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,036	1,044
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	865	873
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (B)	699	701
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
1.156%, ICE LIBOR USD 3 Month + 0.330%, 03/15/2024 (C)	223	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
1.136%, ICE LIBOR USD 3 Month + 0.310%, 12/15/2038 (C)	$1,144	$1,119
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.576%, ICE LIBOR USD 3 Month + 0.750%, 12/15/2032 (B)(C)	600	584
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
2.026%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(C)	1,888	1,873
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.428%, ICE LIBOR USD 3 Month + 0.170%, 07/25/2040 (C)	3,000	2,861
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.418%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (C)	2,288	2,188
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.318%, ICE LIBOR USD 3 Month + 0.060%, 07/25/2022 (C)	2,561	2,523
SLM Student Loan Trust, Ser 2007-7, Cl B
1.008%, ICE LIBOR USD 3 Month + 0.750%, 10/27/2070 (C)	1,050	948
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.008%, ICE LIBOR USD 3 Month + 0.750%, 04/25/2023 (C)	730	717
SLM Student Loan Trust, Ser 2008-2, Cl B
1.458%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (C)	685	587
SLM Student Loan Trust, Ser 2008-3, Cl B
1.458%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (C)	685	628
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.908%, ICE LIBOR USD 3 Month + 1.650%, 07/25/2022 (C)	562	562
SLM Student Loan Trust, Ser 2008-4, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (C)	685	663
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.958%, ICE LIBOR USD 3 Month + 1.700%, 07/25/2023 (C)	94	95
SLM Student Loan Trust, Ser 2008-5, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (C)	685	678
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.358%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (C)	2,839	2,797
SLM Student Loan Trust, Ser 2008-6, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (C)	685	666
SLM Student Loan Trust, Ser 2008-7, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (C)	685	681

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-8, Cl B
2.508%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (C)	$685	$691
SLM Student Loan Trust, Ser 2008-9, Cl A
1.758%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (C)	1,176	1,178
SLM Student Loan Trust, Ser 2008-9, Cl B
2.508%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (C)	685	682
SLM Student Loan Trust, Ser 2009-3, Cl A
1.207%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (B)(C)	480	474
SLM Student Loan Trust, Ser 2010-1, Cl A
0.857%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2025 (C)	316	309
SLM Student Loan Trust, Ser 2021-10A, Cl A4
1.496%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)(C)	1,000	1,003
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (B)	335	329
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.847%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (B)(C)	290	290
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.497%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (B)(C)	311	312
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (B)	424	426
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (B)	1,672	1,674
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (B)	1,080	1,028
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (B)	1,023	979
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (B)	3,145	2,975
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (B)	2,557	2,352
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	2,193	2,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
1.197%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (B)(C)	$1,274	$1,271
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (B)	3,014	2,860
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (B)	1,451	1,389
SMB Private Education Loan Trust, Ser 2022-A, Cl APT
2.850%, 11/16/2054 (B)	974	941
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (B)	434	425
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	868	810
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	862	802
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.407%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2039 (B)(C)	29	29
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.307%, ICE LIBOR USD 1 Month + 0.850%, 07/25/2039 (B)(C)	23	24
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.157%, ICE LIBOR USD 1 Month + 0.700%, 03/26/2040 (B)(C)	32	32
South Carolina Student Loan, Ser 2015-A, Cl A
1.957%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (C)	1,129	1,130
Southwick Park CLO, Ser 2021-4A, Cl A1R
1.314%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (B)(C)	2,610	2,603
Stack Infrastructure Issuer, Ser 1A, Cl A2
1.893%, 08/25/2045 (B)	1,355	1,270
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056 (B)(C)	829	795
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.007%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (C)	386	372

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.877%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (C)	$2,949	$2,885
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	7	6
STWD, Ser 2019-FL1, Cl A
1.499%, TSFR1M + 1.194%, 07/15/2038 (B)(C)	390	388
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (B)	697	662
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.334%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2033 (B)(C)	1,140	1,136
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	789	783
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.057%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (B)(C)	438	436
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (B)(C)	1,050	1,021
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	895	879
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.457%, ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (B)(C)	744	744
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	1,173	1,170
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (B)(C)	1,116	1,099
Trestles CLO IV, Ser 2021-4A, Cl B1
1.955%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (B)(C)	3,445	3,422
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (B)	452	417
TRTX Issuer, Ser 2019-FL3, Cl A
1.315%, SOFR30A + 1.264%, 10/15/2034 (B)(C)	2,306	2,301
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	188	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	$335	$337
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/2043 (B)	3,374	3,377
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	587
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066 (B)(C)	691	648
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066 (B)(C)	2,618	2,410
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.747%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (C)	6,442	6,309
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
1.751%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (B)(C)	1,000	998
ZH Trust, Ser 2021-2, Cl A
2.349%, 10/17/2027 (B)	600	594
		282,933

Total Asset-Backed Securities
(Cost $347,382) ($ Thousands)		341,761

SOVEREIGN DEBT — 1.7%

Abu Dhabi Government International Bond
3.875%, 04/16/2050(B)	2,170	2,269
2.500%, 10/11/2022(B)	1,010	1,015
Airport Authority
3.250%, 01/12/2052(B)	1,360	1,214
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (F)	1,460	515
1.125%, 1.500%, 07/09/2022, 07/09/2035 (F)	2,557	780
1.000%, 07/09/2029	203	69
0.500%, 0.750%, 07/09/2023, 07/09/2030 (F)	1,216	407
Brazilian Government International Bond
5.000%, 01/27/2045(A)	3,400	3,023
4.750%, 01/14/2050	1,300	1,088
4.625%, 01/13/2028	2,890	2,897
2.625%, 01/05/2023	200	201
Buenos Aires Government International Bond MTN
3.900%, 09/01/2037(B)	859	366

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Chile Government International Bond
4.340%, 03/07/2042		$994	$1,020
3.500%, 01/31/2034		239	236
China Government Bond
3.390%, 05/21/2025	CNY	2,000	322
3.310%, 11/30/2025		11,500	1,841
Colombia Government International Bond
5.625%, 02/26/2044		$660	598
5.200%, 05/15/2049		628	535
5.000%, 06/15/2045		830	699
4.125%, 02/22/2042		680	531
3.250%, 04/22/2032(A)		670	560
Export-Import Bank of India
3.375%, 08/05/2026(B)		350	342
Indonesia Government International Bond
5.250%, 01/08/2047(B)		400	456
5.125%, 01/15/2045(B)		400	442
4.350%, 01/11/2048(A)		460	469
4.300%, 03/31/2052		409	428
3.850%, 07/18/2027(B)		800	834
3.750%, 04/25/2022(B)		740	741
3.700%, 10/30/2049(A)		1,550	1,494
3.550%, 03/31/2032		496	509
3.500%, 01/11/2028(A)		400	410
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,892
6.375%, 04/15/2032		58,803,000	3,976
Israel Government International Bond
3.375%, 01/15/2050		$280	265
2.750%, 07/03/2030(A)		470	465
Kenya Government International Bond
7.250%, 02/28/2028(B)		200	193
6.875%, 06/24/2024		200	200
6.300%, 01/23/2034(B)		960	823
Kuwait International Government Bond
3.500%, 03/20/2027(B)		930	967
Mexico Government International Bond
6.050%, 01/11/2040(A)		1,210	1,370
4.750%, 03/08/2044		10,080	9,905
4.600%, 02/10/2048		200	190
4.500%, 04/22/2029(A)		995	1,049
4.280%, 08/14/2041		1,349	1,258
3.750%, 01/11/2028(A)		390	397
3.500%, 02/12/2034		689	640
2.659%, 05/24/2031(A)		3,760	3,422
Nigeria Government International Bond
7.143%, 02/23/2030(B)		240	226
6.500%, 11/28/2027(B)		220	209
Panama Government International Bond
4.500%, 04/01/2056		540	528
2.252%, 09/29/2032(A)		620	548

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
5.400%, 03/30/2050(B)		$591	$598
4.950%, 04/28/2031(B)		234	245
3.849%, 06/28/2033(B)		597	576
Peruvian Government International Bond
5.625%, 11/18/2050		600	761
3.600%, 01/15/2072		709	609
2.783%, 01/23/2031		800	753
2.392%, 01/23/2026(A)		350	340
Province of Quebec Canada
2.625%, 02/13/2023		620	624
Qatar Government International Bond
4.817%, 03/14/2049(B)		1,640	1,943
4.000%, 03/14/2029(B)		880	939
3.875%, 04/23/2023		430	438
3.250%, 06/02/2026		200	204
Republic of Italy Government International Bond
3.875%, 05/06/2051		442	409
Republic of Poland Government International Bond
4.000%, 01/22/2024		1,327	1,361
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	115
7.700%, 03/16/2039		162,070	59
7.650%, 04/10/2030		63,630	23
7.250%, 05/10/2034		24,200	9
7.000%, 01/25/2023		34,160	12
7.000%, 08/16/2023		231,430	84
6.900%, 05/23/2029		452,100	165
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$281	104
5.625%, 04/04/2042		2,000	660
4.875%, 09/16/2023		200	92
Saudi Government International Bond MTN
2.875%, 03/04/2023(B)		360	363

Total Sovereign Debt
(Cost $94,726) ($ Thousands)			71,320

LOAN PARTICIPATIONS — 1.5%
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028		420	415
Ali Group
0.000%, 10/13/2028 (I)		930	915
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 05/12/2028 (C)		1,255	1,234

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028	$563	$558
AMWINS Group Inc.
3.000%, 02/19/2028	444	437
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.709%, LIBOR + 2.500%, 10/01/2026 (C)	849	838
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.959%, LIBOR + 1.750%, 03/11/2025 (C)	24	23
AsplundhTree Expert, LLC
2.207%, 09/07/2027	414	409
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 11/03/2024 (C)	562	554
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 12/23/2026 (C)	329	322
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 07/31/2027 (C)	376	368
Athena Health, Term Loan, 1st Lien
4.000%, 02/15/2029 (I)	223	220
Athena Helath Group, Initial Term Loan
3.798%, 02/15/2029 (I)	1,317	1,301
Avolon TLB Borrower 1 LLC
2.750%, 12/01/2027	277	273
B.C. ULC
1.959%, LIBOR + 1.750%, 11/19/2026 (C)	1,439	1,407
Berry Global, Inc.
2.071%, 07/01/2026	678	668
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.750%, 08/15/2025	154	153
Brookfeild WEC Holdings
3.250%, 08/01/2025 (C)	226	222
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.506%, LIBOR + 2.750%, 06/07/2028 (C) (I)	577	568
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.207%, LIBOR + 2.750%, 12/23/2024 (C) (I)	875	869
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
3.709%, 07/21/2025	611	608
Castlelake Avia
3.576%, 10/22/2026	1,214	1,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, ICE LIBOR USD 1 Month + 2.500%, 03/01/2024 (C)	$947	$940
Charter Communications Operating Llc Lien1
2.210%, 04/30/2025	1,046	1,041
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.210%, LIBOR + 1.750%, 02/01/2027 (C)	158	156
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.709%, LIBOR + 2.500%, 02/02/2028 (C)	684	680
Clarios Global, Term Loan 1st Lien
3.707%, LIBOR + 3.250%, 04/30/2026 (C)	923	911
CSC Holdings LLC, Term Loan B, 1st Lien
2.647%, 01/15/2026	198	195
CSC Holdings, LLC
2.897%, LIBOR + 2.500%, 04/15/2027 (C)	216	212
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.457%, LIBOR + 4.000%, 10/16/2026 (C)	1,334	1,323
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 04/09/2027 (C)	963	957
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/01/2027 (C)	198	195
Energizer Holdings
2.750%, 12/22/2027	207	204
Entain PLC
3.743%, 03/29/2027	258	255
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.947%, LIBOR + 2.500%, 11/18/2024 (C)	23	23
EyeCare Partners, LLC, Term Loan, 1st Lien
3.974%, LIBOR + 3.750%, 02/18/2027 (C)	304	300
First Eagle Holdings, Term Loan
2.724%, 02/01/2027	254	249
Fleetcor Technologies Operating Company
1.959%, 04/28/2028	447	438
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.457%, LIBOR + 2.000%, 07/03/2024 (C)	593	585

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, LIBOR + 2.500%, 02/01/2024 (C)	$50	$50
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.209%, 11/30/2023	594	592
Froneri International Limited, Facility B2, 1st Lien
2.707%, LIBOR + 2.250%, 01/29/2027 (C)	297	291
2.459%, LIBOR + 2.250%, 01/29/2027 (C)	135	132
Gainwell Acquisition Corp., Term B Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/01/2027 (C) (I)	1,346	1,343
Garda World Security Corp
4.710%, LIBOR + 4.250%, 10/30/2026 (C)	268	265
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.006%, LIBOR + 2.000%, 12/30/2026 (C)	625	617
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (C)	57	56
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 10/02/2025 (C)	715	709
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
2.199%, 02/15/2024 (C)	240	238
1.959%, 02/15/2024 (C)	74	73
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, 03/06/2028	306	305
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.457%, LIBOR + 2.000%, 11/15/2027 (C)	1,279	1,255
Harbor Freight Tools USA, Inc
3.250%, 10/19/2027	790	772
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
2.207%, LIBOR + 1.750%, 06/22/2026 (C)	1,348	1,333
Horizon Therapeudics
2.250%, 03/15/2028	1,030	1,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hudson River Trading LLC, Term Loan, 1st Lien
3.305%, LIBOR + 3.000%, 03/20/2028 (C)	$446	$438
Hunter Douglas, Term Loan, 1st Lien
4.000%, 02/09/2029 (I)	1,380	1,351
Icon Public Limited Company, Lux Term Loan, 1st Lien
3.313%, 07/03/2028	737	733
Icon Public Limited Company, U.S. Term Loan, 1st Lien
3.313%, 07/03/2028	184	183
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 05/01/2026 (C)	802	796
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, LIBOR + 2.750%, 01/29/2026 (C)	436	428
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.959%, LIBOR + 2.750%, 01/26/2028 (C)	524	516
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 05/05/2028 (C)	1,151	1,146
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.959%, LIBOR + 1.750%, 03/01/2027 (C)	1,162	1,139
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/27/2028 (C)	1,512	1,498
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 10/23/2028 (I)	1,010	999
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.731%, 09/18/2026	1,344	1,337
Numericable U.S. LLC, Term Loan B, 1st Lien
3.927%, 01/31/2026	212	207
Parexel International, Term Loan, 1st Lien
4.000%, 11/15/2028	470	466
PCI Gaming Authority, Term B Facility Loan
2.709%, 05/29/2026	429	425
Peraton Corp., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/01/2028 (C)	1,137	1,128

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 03/03/2028 (C)	$604	$597
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.459%, LIBOR + 3.250%, 03/05/2026 (C)	1,292	1,276
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
2.209%, 08/04/2028	1,831	1,803
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, LIBOR + 2.750%, 09/23/2026 (C)	175	173
3.500%, LIBOR + 2.750%, 09/23/2026 (C)	748	742
Project Sky, Term Loan, 1st Lien
4.250%, 10/08/2028	340	335
Quikrete Holding, Term Loan B1, 1st Lien
3.468%, 06/11/2028 (I)	460	451
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, LIBOR + 2.750%, 02/15/2028 (C)	639	626
Realpage Inc.
3.750%, 04/24/2028	1,045	1,032
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
4.197%, LIBOR + 3.750%, 11/16/2025 (C)	588	584
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
2.207%, LIBOR + 1.750%, 02/04/2027 (C)	1,198	1,177
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.207%, LIBOR + 2.750%, 08/14/2024 (C)	1,339	1,334
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.959%, LIBOR + 2.500%, 06/21/2024 (C)	44	43
Setanta Aircraft
2.140%, 11/05/2028	1,060	1,043
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (C)	1,380	1,360
Station Casinos LLC, Term B-1 Facility Term Loan, 1st Lien
2.710%, 02/08/2027	673	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.957%, LIBOR + 3.500%, 12/17/2026 (C)	$674	$663
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.707%, 12/09/2025	59	58
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (C)	743	723
4.000%, 03/31/2028	71	69
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026 (I)	853	844
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/21/2028 (C)	822	811
US Foods, Inc., Term Loan
2.508%, 09/13/2026 (C)	86	85
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.209%, LIBOR + 4.000%, 08/27/2025 (C)	383	381
VFH Parent, Initial Term Loan
3.298%, 01/13/2029	410	405
Virgin Media Bristol LLC, N Facility, 1st Lien
2.897%, LIBOR + 2.500%, 01/31/2028 (C)	1,327	1,309
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028	10	10
XPO Logistics, Inc., Term Loan B, 1st Lien
1.992%, 02/24/2025 (C)	550	544
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 03/09/2027 (C)	570	554
Zebra Buyer LLC
3.750%, 11/01/2028	451	447

Total Loan Participations
(Cost $64,883) ($ Thousands)		64,187

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.610%, 09/04/2024	3,360	3,304
1.610%, 09/04/2024	3,355	3,303
1.040%, 06/14/2024	13,660	13,316
FHLMC MTN
0.000%, 12/14/2029(G)	1,213	1,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
0.500%, 06/17/2025	$4,215	$3,950
0.000%, 11/15/2030(G)	3,564	2,885
Resolution Funding Interest
0.000%, 01/15/2030(G)	905	732
Resolution Funding Principal
0.000%, 04/15/2030(G)	1,165	943
Tennessee Valley Authority
0.750%, 05/15/2025	1,055	999

Total U.S. Government Agency Obligations
(Cost $31,609) ($ Thousands)		30,432

MUNICIPAL BONDS — 0.3%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	685	589
University of California, Ser N, RB
3.256%, 05/15/2060	790	702

		1,291

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,064	1,399

Michigan — 0.1%
University of Michigan, Ser A, RB
3.504%, 04/01/2052	1,305	1,327

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,052

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049 (A)	260	297
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	561
New York City, Ser D, GO
2.223%, 08/01/2035	1,350	1,145
1.823%, 08/01/2030	610	539
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	788

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	$610	$541
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	329
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	948

		5,148

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	495

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	936
University of Texas, Ser B, RB
2.439%, 08/15/2049	295	240

		1,176

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	381

Total Municipal Bonds
(Cost $12,415) ($ Thousands)		12,269

	Shares
AFFILIATED PARTNERSHIP — 6.6%
SEI Liquidity Fund, L.P.
0.300% **†(J)	281,922,180	281,968

Total Affiliated Partnership
(Cost $281,952) ($ Thousands)		281,968

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	152,035,032	152,035

Total Cash Equivalent
(Cost $152,035) ($ Thousands)		152,035

Total Investments in Securities — 117.4%
(Cost $5,227,126) ($ Thousands)		$5,035,828

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (K)
(Cost $1,606) ($ Thousands)	3,153	$933

WRITTEN OPTIONS* — (0.1)%
Total Written Options (K)
(Premiums Received $4,195) ($ Thousands)	(7,685)	$(5,683)

Description	Contracts	Market Value ($ Thousands)
WRITTEN SWAPTION* — (0.0)%
Total Written Swaption (L)
(Premiums Received $199) ($ Thousands)	(66,350,000)	$(33)

A list of the exchange traded option contracts held by the Fund at March 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
June 2022, Eurodollar Mid-Curve Option*	495	$121,120	$97.88	6/18/2022	$22
September 2022, Eurodollar Mid-Curve Option*	167	41,071	98.38	9/17/2022	14
September 2022, Eurodollar Mid-Curve Option*	361	89,122	98.75	9/17/2022	18
December 2022, IMM Eurodollar Future Option*	270	66,150	98.00	12/17/2022	122
December 2022, IMM Eurodollar Future Option*	449	110,426	98.38	12/17/2022	115
June 2023, IMM Eurodollar Future Option*	495	121,894	98.50	6/17/2023	142
May 2022, U.S. 10 Year Future Option*	146	17,995	123.25	4/16/2022	107
May 2022, U.S. 5 Year Future Option*	241	27,594	114.50	4/16/2022	166
May 2022, U.S. 5 Year Future Option*	529	60,835	115.00	4/16/2022	227

		656,207			933

Total Purchased Options		$656,207			$933
WRITTEN OPTIONS — (0.1)%
Put Options
September 2022, Eurodollar Mid-Curve Option*	(988)	$(241,134)	97.63	09/17/22	$(2,124)
December 2022, Eurodollar Mid-Curve Option*	(632)	(153,853)	97.38	12/17/22	(739)
December 2022, IMM Eurodollar Future Option*	(270)	(65,644)	97.25	12/17/22	(267)
December 2022, IMM Eurodollar Future Option*	(449)	(110,145)	98.13	12/17/22	(1,044)
June 2023, IMM Eurodollar Future Option*	(95)	(23,037)	97.00	06/17/23	(162)

		(593,813)			(4,336)

Call Options
June 2022, Eurodollar Mid-Curve Option*	(495)	(122,048)	98.63	06/18/22	(3)
September 2022, Eurodollar Mid-Curve Option*	(820)	(202,950)	99.00	09/17/22	(31)
December 2022, Eurodollar Mid-Curve Option*	(242)	(59,063)	97.63	12/17/22	(169)
December 2022, Eurodollar Mid-Curve Option*	(390)	(95,428)	97.88	12/17/22	(183)
December 2022, IMM Eurodollar Future Option*	(449)	(110,145)	98.13	12/17/22	(168)
December 2022, IMM Eurodollar Future Option*	(270)	(66,319)	98.25	12/17/22	(84)
June 2023, IMM Eurodollar Future Option*	(495)	(121,275)	98.00	06/17/23	(254)
June 2022, U.S. 10 Year Future Option*	(142)	(17,608)	124.00	05/21/22	(111)
June 2022, U.S. 10 Year Future Option*	(146)	(19,053)	130.50	05/21/22	(11)
May 2022, U.S. 10 Year Future Option*	(108)	(13,284)	123.00	04/16/22	(86)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
May 2022, U.S. 10 Year Future Option*	(144)	$(17,856)	$124.00	04/16/22	(56)
May 2022, U.S. 10 Year Future Option*	(79)	(9,836)	124.50	04/16/22	(21)
May 2022, U.S. 10 Year Future Option*	(121)	(15,367)	127.00	04/16/22	(8)
May 2022, U.S. 10 Year Future Option*	(287)	(37,023)	129.00	04/16/22	(9)
June 2022, U.S. 5 Year Future Option*	(674)	(78,858)	117.00	05/21/22	(105)
May 2022, U.S. 5 Year Future Option*	(232)	(26,854)	115.75	04/16/22	(44)
May 2022, U.S. 5 Year Future Option*	(103)	(12,180)	118.25	04/16/22	(3)
May 2022, U.S. 5 Year Future Option*	(54)	(6,399)	118.50	04/16/22	(1)

		(1,031,546)			(1,347)

Total Written Options		$(1,625,359)			$(5,683)

A list of open OTC swaptions held by the Fund at March 31, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTION — 0.0%
Put Swaptions
SWAPTION Jun22P 1.95*	Bank of America Merrill Lynch	(66,350,000)	$1.95	06/18/2022	$(33)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	240	Jun-2023	$59,545	$58,122	$(1,423)
90-Day Euro$	1,566	Dec-2022	385,269	381,086	(4,183)
90-Day Euro$	709	Dec-2023	174,880	171,879	(3,001)
3 MONTH SOFR FUT JUN22	212	Sep-2022	52,308	52,293	(15)
Euro-Bob	35	Jun-2022	5,032	5,018	(86)
Euro-OAT	74	Jun-2022	13,011	12,475	(599)
U.S. 5-Year Treasury Note	4,343	Jul-2022	510,435	498,088	(12,347)
U.S. 10-Year Treasury Note	366	Jun-2022	45,728	44,972	(756)
U.S. Long Treasury Bond	195	Jun-2022	30,617	29,262	(1,355)
U.S. Ultra Long Treasury Bond	280	Jun-2022	51,215	49,595	(1,620)
			1,328,040	1,302,790	(25,385)
Short Contracts
3 Month Euribor	(203)	Jun-2022	$(58,267)	$(56,656)	$85
30 Day Federal Funds Futures	(141)	May-2022	(58,541)	(58,553)	(12)
90-Day Euro$	(323)	Mar-2025	(79,033)	(78,646)	387
Euro-Bund	(8)	Jun-2022	(1,467)	(1,412)	62
Euro-Buxl	(5)	Jun-2022	(1,123)	(1,036)	85
U.S. 2-Year Treasury Note	(214)	Jul-2022	(45,930)	(45,352)	578
U.S. 2-Year Treasury Note	(60)	Jul-2022	(12,700)	(12,715)	(15)
U.S. 10-Year Treasury Note	(2,281)	Jun-2022	(286,889)	(280,278)	6,611
U.S. Long Treasury Bond	(126)	Jun-2022	(19,474)	(18,908)	566
Ultra 10-Year U.S. Treasury Note	(414)	Jun-2022	(57,860)	(56,084)	1,776
			(621,284)	(609,640)	10,123
			$706,756	$693,150	$(15,262)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/19/22	RUB	6,236	USD	67	$(7)
Citigroup	04/19/22	USD	907	EUR	800	(16)
Citigroup	04/19/22	USD	3,783	BRL	21,115	638
Citigroup	04/19/22	USD	6,430	IDR	93,241,327	65
Citigroup	04/19/22	USD	13,388	AUD	18,672	635
Citigroup	04/19/22	EUR	13,858	USD	15,684	258
Citigroup	04/19/22	BRL	11,338	USD	2,382	8
Citigroup	04/19/22	BRL	8,630	USD	1,806	(1)
Citigroup	04/19/22	RUB	20,980	USD	228	(20)
Citigroup	04/19/22	CNH	37,140	USD	5,836	(7)
Goldman Sachs	04/19/22	USD	2,377	GBP	1,753	(69)
Goldman Sachs	04/19/22	USD	10,321	RUB	795,392	(916)
Goldman Sachs	04/19/22	BRL	11,360	USD	2,385	7
Goldman Sachs	04/19/22	CNH	14,971	USD	2,335	(20)
Goldman Sachs	04/19/22	RUB	28,784	USD	341	—
Goldman Sachs	04/19/22	RUB	357,987	USD	3,450	(782)
Morgan Stanley	04/19/22	USD	1,758	BRL	10,214	380
Morgan Stanley	04/19/22	USD	12,947	JPY	1,498,110	(599)
Morgan Stanley	04/19/22	USD	37,772	CAD	48,071	713
Morgan Stanley	04/19/22	RUB	291,431	USD	2,074	(1,372)
Morgan Stanley	04/19/22	COP	5,189,635	USD	1,258	(122)
						$(1,227)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD LIBOR BBA	0.19%	Semi-Annual	06/15/2022	USD	40,784	$(55)	$–	$(55)
1.785%	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	1,920	191	–	191
1.7725%	3M USD LIBOR	Quarterly	07/24/2053	USD	2,600	266	–	266
3 MONTH USD - LIBOR	1.8075	Quarterly	07/24/2053	USD	1,300	123	–	123
CMENA IR 7/9/2051 LIBOR	1.67125% FIXED	Quarterly	07/09/2051	USD	4,528	593	(20)	613
USD-LIBOR-BBA	2.05%	Quarterly	06/07/2051	USD	1,480	71	–	71
SD-SOFR-OIS-COMPOUND	.65%	Annual	08/15/2047	USD	560	45	56	(11)
USD-SOFR-OIS-COMPOUND	.63%	Annual	05/15/2047	USD	7,680	628	343	285
CMENA IR LIBOR 2/15/47	1.63 % FIXED	Quarterly	02/15/2047	USD	6,257	845	38	807
USD-SOFR-COMPOUND 2/15/47	1.52% FIXED	Annual	02/15/2047	USD	5,559	573	(65)	638
CMENA IR 2/15/47	1.72875% FIXED	Annual	02/15/2047	USD	5,240	328	64	264
0.74%	USD-SOFRRATE	Annual	08/19/2045	USD	5,670	1,396	–	1,396
USD-SOFRRATE	0.56%	Annual	07/20/2045	USD	8,660	2,416	104	2,312
SD-SOFR-OIS COMPOUND	2.00%	Annual	03/18/2032	USD	5,870	65	38	27
2.77%	USD CPI INDEX	Annual	10/20/2031	USD	10,870	(753)	9	(762)
.87%	3MLIBOR	Quarterly	09/28/2053	USD	3,050	240	–	240
USD LIBOR BBA	1.7334%	Annual	10/20/2031	USD	10,870	132	41	91
SD-SOFR-OIS-COMPOUND	.22% FIXED	Annual	08/15/2028	USD	9,318	522	(1)	523
SOFR- COMPOUNDING	1.113%	Annual	08/15/2028	USD	21,686	1,331	147	1,184
USD-LIBOR-BBA	1.35%	Quarterly	02/15/2028	USD	18,476	1,110	(110)	1,220

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-SOFR-COMPOUND 5/15/2027	0.71 % FIXED	Annual	05/15/2027	USD	37,002	$2,677	$–	$2,677
SD-SOFR-OIS-COMPOUND	.5%	Annual	03/04/2027	USD	11,597	(357)	(18)	(339)
USD-SOFR-OIS-COMPOUND	.52%	Annual	11/20/2026	USD	13,910	302	(31)	333
SA-CPI-U	.37%	Annual	11/18/2026	USD	12,250	(482)	180	(662)
USD CPI INDEX	2.95%	Annual	10/20/2026	USD	10,870	677	(5)	682
M LIBOR	.6875 FIXED	Semi-Annual	12/07/2025	USD	39,405	(759)	–	(759)
.39 FIXED	M LIBOR	Semi-Annual	09/28/2025	USD	35,750	(943)	–	(943)
.0355%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	23,015	(793)	–	(793)
.0255%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	31,110	(1,077)	–	(1,077)
.0725%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2025	USD	15,555	(525)	–	(525)
USA-CPI-U	.97%	Annual	11/18/2023	USD	12,250	513	(57)	570
SOFR- COMPOUNDING	1.2%	Annual	11/01/2028	USD	7,156	420	–	420
M LIBOR	.6875 FIXED	Quarterly	12/07/2053	USD	3,295	340	–	340
						$10,060	$713	$9,347

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.38	5.00%	Quarterly	06/20/2027	$(19,560)	$1,837	$1,003	$834
CDS-CDX.NA.IG.38	1.00%	Quarterly	06/20/2027	(120,283)	1,945	1,658	287
					$3,782	$2,661	$1,121

Percentages are based on Net Assets of $4,289,378 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 10). The total market value of securities on loan at March 31, 2022 was $274,412 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $701,268 ($ Thousands), representing 16.3% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Zero coupon security.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $281,968 ($ Thousands).
(K)	Refer to table below for details on Options Contracts.
(L)	Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
DAC — Designated Activity Company
DN— Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FRESB — Freddie Mac Small Balance Mortgage Trust
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

MTN — Medium Term Note
NZD — New Zealand Dollar
PLC — Public Limited Company
PO — Principal Only
Pty — Proprietary
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,378,191	–	1,378,191
Mortgage-Backed Securities	–	1,355,161	–	1,355,161
U.S. Treasury Obligations	–	1,348,504	–	1,348,504
Asset-Backed Securities	–	341,761	–	341,761
Sovereign Debt	–	71,320	–	71,320
Loan Participations	–	64,187	–	64,187
U.S. Government Agency Obligations	–	30,432	–	30,432
Municipal Bonds	–	12,269	–	12,269
Affiliated Partnership	–	281,968	–	281,968
Cash Equivalent	152,035	–	–	152,035
Total Investments in Securities	152,035	4,883,793	–	5,035,828

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	933	–	–	933
Written Options	(5,683)	–	–	(5,683)
Written Swaptions	–	(33)	–	(33)
Futures Contracts*
Unrealized Appreciation	10,150	–	–	10,150
Unrealized Depreciation	(25,412)	–	–	(25,412)
Forwards Contracts*
Unrealized Appreciation	–	2,704	–	2,704
Unrealized Depreciation	–	(3,931)	–	(3,931)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	15,273	–	15,273
Unrealized Depreciation	–	(5,926)	–	(5,926)
Credit Default Swaps*
Unrealized Appreciation	–	1,121	–	1,121
Total Other Financial Instruments	(20,012)	9,208	–	(10,804)

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$80,566	$1,082,448	$(881,035)	$(9)	$(2)	$281,968	281,922,180	$100	$—
SEI Daily Income Trust, Government Fund, Cl F	222,427	2,373,538	(2,443,930)	—	—	152,035	152,035,032	17	—
Totals	$302,993	$3,455,986	$(3,324,965)	$(9)	$(2)	$434,003		$117	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.4%
Communication Services — 9.1%
Altice France
8.125%, 02/01/2027 (A)	$800	$825
5.500%, 10/15/2029 (A)	1,357	1,218
5.125%, 07/15/2029 (A)	1,002	898
Altice France Holding
10.500%, 05/15/2027 (A)	1,140	1,193
6.000%, 02/15/2028 (A)	1,756	1,515
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	117	105
6.125%, 05/15/2027	420	295
5.750%, 06/15/2025	85	67
ANGI Group
3.875%, 08/15/2028 (A)	1,108	939
Audacy Capital
6.750%, 03/31/2029 (A)	3,744	3,496
6.500%, 05/01/2027 (A)	1,017	954
Belo
7.250%, 09/15/2027	250	280
CCO Holdings
5.500%, 05/01/2026 (A)	276	280
5.375%, 06/01/2029 (A)	1,050	1,050
5.125%, 05/01/2027 (A)	3,807	3,813
5.000%, 02/01/2028 (A)	2,031	2,010
4.750%, 03/01/2030 (A)	1,125	1,080
4.750%, 02/01/2032 (A)	110	102
4.500%, 08/15/2030 (A)	7,546	7,080
4.250%, 02/01/2031 (A)	4,599	4,174
4.250%, 01/15/2034 (A)	1,373	1,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cinemark USA
8.750%, 05/01/2025 (A)	$115	$120
5.250%, 07/15/2028 (A)	135	126
Clear Channel International BV
6.625%, 08/01/2025 (A)	564	574
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	1,229	1,235
7.500%, 06/01/2029 (A)	459	458
5.125%, 08/15/2027 (A)	1,820	1,800
Consolidated Communications
6.500%, 10/01/2028 (A)	2,779	2,561
DISH DBS
7.750%, 07/01/2026	2,353	2,338
7.375%, 07/01/2028	5,205	4,932
5.875%, 07/15/2022	45	45
5.875%, 11/15/2024	3,112	3,104
5.750%, 12/01/2028 (A)	2,449	2,317
5.250%, 12/01/2026 (A)	2,180	2,076
5.125%, 06/01/2029	2,116	1,802
5.000%, 03/15/2023	1,072	1,076
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,836
Front Range BidCo
6.125%, 03/01/2028 (A)	571	511
Frontier Communications Holdings
6.750%, 05/01/2029 (A)	269	258
6.000%, 01/15/2030 (A)	968	895
5.875%, 10/15/2027 (A)	206	205
5.875%, 11/01/2029	1,672	1,530
5.000%, 05/01/2028 (A)	1,205	1,157
Gannett Holdings
6.000%, 11/01/2026 (A)	1,056	1,022
Gray Escrow II
5.375%, 11/15/2031 (A)	2,164	2,069
Gray Television
4.750%, 10/15/2030 (A)	1,639	1,522
iHeartCommunications
8.375%, 05/01/2027	300	310
6.375%, 05/01/2026	399	410
5.250%, 08/15/2027 (A)	1,088	1,076
4.750%, 01/15/2028 (A)	842	804
Iliad Holding SASU
7.000%, 10/15/2028 (A)	180	180
6.500%, 10/15/2026 (A)	1,280	1,283
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,852	1,847
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)	4,165	–
Level 3 Financing
4.625%, 09/15/2027 (A)	1,131	1,065
4.250%, 07/01/2028 (A)	244	224
3.750%, 07/15/2029 (A)	320	284

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 01/15/2029 (A)	$2,519	$2,204
Live Nation Entertainment
6.500%, 05/15/2027 (A)	701	747
5.625%, 03/15/2026 (A)	264	269
4.875%, 11/01/2024 (A)	952	956
4.750%, 10/15/2027 (A)	2,135	2,082
3.750%, 01/15/2028 (A)	55	52
Lumen Technologies
7.500%, 04/01/2024	444	467
5.625%, 04/01/2025	206	208
5.375%, 06/15/2029 (A)	1,966	1,751
5.125%, 12/15/2026 (A)	3,185	3,034
4.500%, 01/15/2029 (A)	365	314
4.000%, 02/15/2027 (A)	1,108	1,032
Netflix
5.875%, 11/15/2028	470	518
5.375%, 11/15/2029 (A)	205	222
4.875%, 04/15/2028	718	753
4.875%, 06/15/2030 (A)	666	710
News
5.125%, 02/15/2032 (A)	765	769
3.875%, 05/15/2029 (A)	174	164
Nexstar Media
5.625%, 07/15/2027 (A)	3,343	3,384
4.750%, 11/01/2028 (A)	1,232	1,193
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	455
ROBLOX
3.875%, 05/01/2030 (A)	1,333	1,246
Sable International Finance
5.750%, 09/07/2027 (A)	854	860
Salem Media Group
6.750%, 06/01/2024 (A)	1,046	1,030
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	115	115
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	81	78
3.875%, 01/15/2029 (A)	1,994	1,853
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	195
4.125%, 12/01/2030 (A)	4,280	3,816
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	1,009
5.000%, 08/01/2027 (A)	925	923
4.125%, 07/01/2030 (A)	1,578	1,477
4.000%, 07/15/2028 (A)	1,952	1,854
3.875%, 09/01/2031 (A)	1,290	1,174
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226%(C)(D)	605	577
5.125%, 09/19/2027	527	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	$2,486	$2,498
Sprint
7.625%, 03/01/2026	1,490	1,682
Stagwell Global
5.625%, 08/15/2029 (A)	248	234
TEGNA
4.625%, 03/15/2028	677	673
Telecom Italia Capital
6.000%, 09/30/2034	285	268
Telesat Canada
6.500%, 10/15/2027 (A)	4,194	2,053
5.625%, 12/06/2026 (A)	1,163	888
T-Mobile USA
4.750%, 02/01/2028	964	980
3.500%, 04/15/2031	930	875
3.375%, 04/15/2029	805	766
Trilogy International South Pacific
8.875%, 05/15/2023 (A)	1,046	1,037
Trilogy Private Notes
10.000%, 05/15/2023 (E)(F)	33	33
United States Cellular
6.700%, 12/15/2033	1,289	1,417
Urban One
7.375%, 02/01/2028 (A)	5,770	5,792
Windstream Escrow
7.750%, 08/15/2028 (A)	1,355	1,380
WMG Acquisition
3.750%, 12/01/2029 (A)	334	314
3.000%, 02/15/2031 (A)	985	882
ZipRecruiter
5.000%, 01/15/2030 (A)	1,616	1,578

		136,952

Consumer Discretionary — 14.8%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	1,183	1,136
4.000%, 10/15/2030 (A)	2,194	1,979
3.875%, 01/15/2028 (A)	128	121
3.500%, 02/15/2029 (A)	93	86
Adient Global Holdings
4.875%, 08/15/2026 (A)	525	500
Adtalem Global Education
5.500%, 03/01/2028 (A)	3,413	3,302
Altice Financing
5.750%, 08/15/2029 (A)	1,924	1,749
5.000%, 01/15/2028 (A)	4,178	3,745
American Axle & Manufacturing
6.875%, 07/01/2028	223	222
6.500%, 04/01/2027	310	306
6.250%, 03/15/2026	268	270
5.000%, 10/01/2029	212	199

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Greetings
8.750%, 04/15/2025 (A)	$2,940	$2,889
Aramark Services
5.000%, 02/01/2028 (A)	277	269
Asbury Automotive Group
4.625%, 11/15/2029 (A)	631	588
4.500%, 03/01/2028	2,076	1,994
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,069	3,144
4.625%, 08/01/2029 (A)	715	630
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	3,177	3,340
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)(G)	2,750	–
Bath & Body Works
9.375%, 07/01/2025 (A)	19	22
7.600%, 07/15/2037	370	384
7.500%, 06/15/2029	271	294
6.875%, 11/01/2035	539	555
6.750%, 07/01/2036	2,225	2,266
6.694%, 01/15/2027	81	86
6.625%, 10/01/2030 (A)	1,099	1,154
5.250%, 02/01/2028	485	488
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (A)	1,091	990
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,370	1,293
Boyne USA
4.750%, 05/15/2029 (A)	168	161
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	637
Cablevision Systems
5.875%, 09/15/2022	92	93
Caesars Entertainment
8.125%, 07/01/2027 (A)	370	396
4.625%, 10/15/2029 (A)	161	150
Carnival
10.500%, 02/01/2026 (A)	836	930
9.875%, 08/01/2027 (A)	1,495	1,652
6.000%, 05/01/2029 (A)	5,450	5,136
5.750%, 03/01/2027 (A)	4,473	4,266
4.000%, 08/01/2028 (A)	488	454
Carvana
5.875%, 10/01/2028 (A)	228	203
5.500%, 04/15/2027 (A)	582	519
4.875%, 09/01/2029 (A)	1,205	995
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	359	369
Cedar Fair
5.500%, 05/01/2025 (A)	180	185
5.375%, 04/15/2027	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2029	$1,095	$1,079
Cengage Learning
9.500%, 06/15/2024 (A)	2,710	2,703
Century Communities
6.750%, 06/01/2027	444	461
3.875%, 08/15/2029 (A)	1,630	1,462
Clarios Global
6.750%, 05/15/2025 (A)	576	596
Constellation
8.500%, 09/15/2025 (A)	242	227
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	440	449
5.625%, 11/15/2026 (A)	885	469
Crocs
4.125%, 08/15/2031 (A)	165	139
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,199
6.500%, 02/01/2029 (A)	2,470	2,490
5.750%, 01/15/2030 (A)	4,015	3,573
4.625%, 12/01/2030 (A)	2,093	1,750
4.500%, 11/15/2031 (A)	299	268
4.125%, 12/01/2030 (A)	1,612	1,413
3.375%, 02/15/2031 (A)	677	570
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	1,458	1,458
Dana
5.625%, 06/15/2028	1,516	1,532
5.375%, 11/15/2027	539	536
4.250%, 09/01/2030	391	358
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,243	668
5.375%, 08/15/2026 (A)	5,515	2,137
Directv Financing
5.875%, 08/15/2027 (A)	3,701	3,641
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,415	2,100
eG Global Finance
8.500%, 10/30/2025 (A)	520	532
6.750%, 02/07/2025 (A)	3,607	3,598
Empire Resorts
7.750%, 11/01/2026 (A)	2,810	2,740
Fertitta Entertainment
6.750%, 01/15/2030 (A)	471	433
4.625%, 01/15/2029 (A)	706	669
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(E)(G)	3,108	–
Ford Motor
9.000%, 04/22/2025	385	441
Ford Motor Credit
5.584%, 03/18/2024	65	67
5.125%, 06/16/2025	130	133
5.113%, 05/03/2029	1,440	1,448

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.687%, 06/09/2025	$655	$660
4.542%, 08/01/2026	730	729
4.271%, 01/09/2027	310	306
4.134%, 08/04/2025	250	250
4.125%, 08/17/2027	1,013	990
4.063%, 11/01/2024	984	981
4.000%, 11/13/2030	767	722
3.815%, 11/02/2027	525	497
3.810%, 01/09/2024	123	123
3.625%, 06/17/2031	5,379	4,859
3.370%, 11/17/2023	325	324
3.096%, 05/04/2023	271	271
2.900%, 02/16/2028	1,155	1,044
2.900%, 02/10/2029	525	468
2.700%, 08/10/2026	200	186
Ford Motor Credit MTN
4.389%, 01/08/2026	415	414
Gap
3.875%, 10/01/2031 (A)	63	55
3.625%, 10/01/2029 (A)	913	813
GCI
4.750%, 10/15/2028 (A)	464	453
Goodyear Tire & Rubber
5.250%, 04/30/2031	345	323
5.250%, 07/15/2031 (A)	81	75
5.000%, 07/15/2029 (A)	262	244
Hanesbrands
4.625%, 05/15/2024 (A)	2,293	2,327
Hertz (Escrow Security)
7.125%, 08/01/2026	465	26
6.000%, 01/15/2028	450	25
5.500%, 10/15/2024	559	3
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	254
5.375%, 05/01/2025 (A)	74	76
3.750%, 05/01/2029 (A)	97	91
Hilton Worldwide Finance
4.875%, 04/01/2027	175	176
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	955	998
International Game Technology
6.250%, 01/15/2027 (A)	1,858	1,957
4.125%, 04/15/2026 (A)	200	197
IRB Holding
7.000%, 06/15/2025 (A)	125	130
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,150	1,156
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,150	1,892
KB Home
4.000%, 06/15/2031	508	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ken Garff Automotive
4.875%, 09/15/2028 (A)	$278	$261
LBM Acquisition
6.250%, 01/15/2029 (A)	1,993	1,867
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,945	1,837
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,797	1,846
Liberty Interactive
8.250%, 02/01/2030	3,457	3,157
Life Time
5.750%, 01/15/2026 (A)	1,150	1,149
Lithia Motors
4.375%, 01/15/2031 (A)	1,356	1,310
3.875%, 06/01/2029 (A)	838	792
Macy's Retail Holdings
5.875%, 04/01/2029 (A)	1,064	1,061
5.875%, 03/15/2030 (A)	52	51
5.125%, 01/15/2042	2,068	1,670
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	3,386	2,997
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	114	117
4.500%, 06/15/2029 (A)	41	39
Mattamy Group
4.625%, 03/01/2030 (A)	713	670
Mattel
5.875%, 12/15/2027 (A)	190	199
3.750%, 04/01/2029 (A)	48	46
3.375%, 04/01/2026 (A)	1,648	1,613
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,680	2,556
Meritage Homes
3.875%, 04/15/2029 (A)	997	950
MGM Resorts International
6.000%, 03/15/2023	1,285	1,314
5.750%, 06/15/2025	367	376
Michaels
7.875%, 05/01/2029 (A)	2,240	1,918
5.250%, 05/01/2028 (A)	1,335	1,226
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	554
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,131
Millennium Escrow
6.625%, 08/01/2026 (A)	1,420	1,348
National CineMedia
5.875%, 04/15/2028 (A)	150	131
5.750%, 08/15/2026	763	553
NCL
5.875%, 02/15/2027 (A)	1,353	1,333

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(E)(F)	$1,582	$542
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	266
Newell Brands
5.625%, 04/01/2036	873	897
4.450%, 04/01/2026	91	92
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	961	997
6.250%, 05/15/2026 (A)	1,300	1,337
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,115	2,041
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	2,791	3,088
PetSmart
7.750%, 02/15/2029 (A)	673	695
4.750%, 02/15/2028 (A)	611	590
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	548
PM General Purchaser
9.500%, 10/01/2028 (A)	383	376
Radiate Holdco
6.500%, 09/15/2028 (A)	2,775	2,624
4.500%, 09/15/2026 (A)	550	531
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,619	1,475
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	272	299
10.875%, 06/01/2023 (A)	458	487
9.125%, 06/15/2023 (A)	581	605
5.500%, 08/31/2026 (A)	1,703	1,655
5.500%, 04/01/2028 (A)	1,305	1,244
Service International
7.500%, 04/01/2027	640	701
4.000%, 05/15/2031	75	70
Shea Homes
4.750%, 02/15/2028 (A)	711	669
4.750%, 04/01/2029 (A)	825	772
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	80
4.875%, 07/31/2024 (A)	1,518	1,518
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	697
Sonic Automotive
4.625%, 11/15/2029 (A)	189	170
Sotheby's
5.875%, 06/01/2029 (A)	460	445
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,164	2,200
SRS Distribution
6.125%, 07/01/2029 (A)	1,987	1,833
6.000%, 12/01/2029 (A)	962	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 07/01/2028 (A)	$867	$828
Staples
10.750%, 04/15/2027 (A)	1,355	1,206
7.500%, 04/15/2026 (A)	1,753	1,702
Station Casinos
4.625%, 12/01/2031 (A)	1,622	1,484
4.500%, 02/15/2028 (A)	1,519	1,441
StoneMor
8.500%, 05/15/2029 (A)	1,410	1,396
Studio City
7.000%, 02/15/2027 (A)	410	401
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	1,830
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	1,445	1,423
Superior Plus
4.500%, 03/15/2029 (A)	202	190
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,400	2,316
Tempur Sealy International
4.000%, 04/15/2029 (A)	385	350
3.875%, 10/15/2031 (A)	121	104
Tenneco
7.875%, 01/15/2029 (A)	138	145
5.375%, 12/15/2024	110	108
5.125%, 04/15/2029 (A)	1,535	1,525
5.000%, 07/15/2026	212	209
Terrier Media Buyer
8.875%, 12/15/2027 (A)	4,689	4,771
Thor Industries
4.000%, 10/15/2029 (A)	1,311	1,151
Univision Communications
6.625%, 06/01/2027 (A)	784	821
4.500%, 05/01/2029 (A)	992	944
Vail Resorts
6.250%, 05/15/2025 (A)	437	451
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	466
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,182
4.500%, 08/15/2030 (A)	480	448
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,934	1,856
Vista Outdoor
4.500%, 03/15/2029 (A)	1,180	1,086
VOC Escrow
5.000%, 02/15/2028 (A)	1,150	1,069
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,460	1,365
Wheel Pros
6.500%, 05/15/2029 (A)	2,150	1,884

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
White Capital Buyer
6.875%, 10/15/2028 (A)	$105	$99
White Capital Parent
8.250%cash/9.000% PIK, 03/15/2026 (A)	2,450	2,407
WW International
4.500%, 04/15/2029 (A)	365	296
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,135	1,135
5.250%, 05/15/2027 (A)	190	184
Wynn Macau
5.625%, 08/26/2028 (A)	50	43
5.500%, 01/15/2026 (A)	300	273
5.500%, 10/01/2027 (A)	170	147
5.125%, 12/15/2029 (A)	45	38
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	1,110	1,152
5.125%, 10/01/2029 (A)	379	357
Yum! Brands
7.750%, 04/01/2025 (A)	50	52
6.875%, 11/15/2037	1,065	1,189
5.375%, 04/01/2032	325	326
4.625%, 01/31/2032	217	210
3.625%, 03/15/2031	239	218

		222,837

Consumer Staples — 3.5%
Albertsons
5.875%, 02/15/2028 (A)	125	125
4.875%, 02/15/2030 (A)	155	151
4.625%, 01/15/2027 (A)	835	807
3.500%, 03/15/2029 (A)	298	269
3.250%, 03/15/2026 (A)	221	209
BellRing Brands
7.000%, 03/15/2030 (A)	1,405	1,435
Central Garden & Pet
5.125%, 02/01/2028	350	347
4.125%, 10/15/2030	187	169
Chobani
7.500%, 04/15/2025 (A)	780	754
4.625%, 11/15/2028 (A)	1,682	1,552
Coty
6.500%, 04/15/2026 (A)	800	795
5.000%, 04/15/2026 (A)	168	164
4.750%, 01/15/2029 (A)	2,315	2,160
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	303
4.125%, 04/01/2029 (A)	117	108
Energizer Holdings
6.500%, 12/31/2027 (A)	147	146
4.750%, 06/15/2028 (A)	469	426
4.375%, 03/31/2029 (A)	1,138	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
High Ridge Brands Co. (Escrow Security)
9.772%, 03/15/2025	$760	$–
HLF Financing S.A.R.L.
4.875%, 06/01/2029 (A)	680	596
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,242
Kraft Heinz Foods
5.000%, 06/04/2042	5,125	5,474
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	1,928	1,629
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	135	135
4.375%, 01/31/2032 (A)	63	59
4.125%, 01/31/2030 (A)	1,593	1,488
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,750	3,602
New Albertsons
8.700%, 05/01/2030	955	1,098
8.000%, 05/01/2031	1,455	1,630
Performance Food Group
6.875%, 05/01/2025 (A)	50	52
5.500%, 10/15/2027 (A)	355	353
4.250%, 08/01/2029 (A)	260	237
Post Holdings
5.750%, 03/01/2027 (A)	129	130
5.625%, 01/15/2028 (A)	565	555
5.500%, 12/15/2029 (A)	727	699
4.625%, 04/15/2030 (A)	858	773
4.500%, 09/15/2031 (A)	210	186
Rite Aid
8.000%, 11/15/2026 (A)	1,823	1,678
7.700%, 02/15/2027	925	721
7.500%, 07/01/2025 (A)	3,995	3,726
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,797	3,151
Simmons Foods
4.625%, 03/01/2029 (A)	2,241	2,101
Spectrum Brands
5.750%, 07/15/2025	54	55
5.500%, 07/15/2030 (A)	387	371
5.000%, 10/01/2029 (A)	100	94
3.875%, 03/15/2031 (A)	1,404	1,239
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,579	2,199
Turning Point Brands
5.625%, 02/15/2026 (A)	1,140	1,106
US Foods
6.250%, 04/15/2025 (A)	1,046	1,072
4.625%, 06/01/2030 (A)	230	213
Vector Group
10.500%, 11/01/2026 (A)	2,890	2,956

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 02/01/2029 (A)	$970	$883

		52,419

Energy — 11.0%
Aethon United BR
8.250%, 02/15/2026 (A)	990	1,027
Antero Midstream Partners
7.875%, 05/15/2026 (A)	288	312
5.750%, 03/01/2027 (A)	1,222	1,244
5.750%, 01/15/2028 (A)	290	296
5.375%, 06/15/2029 (A)	241	241
Antero Resources
8.375%, 07/15/2026 (A)	949	1,046
7.625%, 02/01/2029 (A)	1,921	2,076
5.375%, 03/01/2030 (A)	89	91
Apache
5.100%, 09/01/2040	2,993	3,015
Archrock Partners
6.250%, 04/01/2028 (A)	1,928	1,900
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	678	929
8.250%, 12/31/2028 (A)	2,608	2,740
7.000%, 11/01/2026 (A)	756	775
5.875%, 06/30/2029 (A)	2,500	2,470
Baytex Energy
8.750%, 04/01/2027 (A)	325	349
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,250	2,353
Buckeye Partners
4.500%, 03/01/2028 (A)	400	383
4.125%, 03/01/2025 (A)	230	227
4.125%, 12/01/2027	135	129
California Resources
7.125%, 02/01/2026 (A)	284	295
Cheniere Energy
4.625%, 10/15/2028	1,045	1,049
Cheniere Energy Partners
4.500%, 10/01/2029	4,017	4,037
4.000%, 03/01/2031	389	377
3.250%, 01/31/2032 (A)	393	357
Chesapeake Energy
6.750%, 04/15/2029 (A)	537	569
5.500%, 02/01/2026 (A)	82	84
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(E)	3,650	68
Citgo Holding
9.250%, 08/01/2024 (A)	5,481	5,536
CITGO Petroleum
6.375%, 06/15/2026 (A)	300	302
CNX Midstream Partners
4.750%, 04/15/2030 (A)	399	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNX Resources
7.250%, 03/14/2027 (A)	$675	$714
6.000%, 01/15/2029 (A)	138	139
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	2,075	2,139
Comstock Resources
7.500%, 05/15/2025 (A)	190	193
6.750%, 03/01/2029 (A)	1,827	1,885
5.875%, 01/15/2030 (A)	140	138
Continental Resources
5.750%, 01/15/2031 (A)	879	961
CQP Holdco
5.500%, 06/15/2031 (A)	906	890
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	328	350
CrownRock
5.625%, 10/15/2025 (A)	1,520	1,549
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,384
5.625%, 07/15/2027	638	669
5.125%, 05/15/2029	538	553
3.250%, 02/15/2032	215	194
Delek Logistics Partners
6.750%, 05/15/2025	811	809
Devon Energy
7.950%, 04/15/2032	834	1,082
DT Midstream
4.375%, 06/15/2031 (A)	1,352	1,295
4.125%, 06/15/2029 (A)	2,391	2,293
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	3,454	3,555
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	248	257
Energy Transfer
5.500%, 06/01/2027	1,564	1,595
EnLink Midstream
5.375%, 06/01/2029	3,469	3,460
EnLink Midstream Partners
4.850%, 07/15/2026	190	190
Enviva Partners
6.500%, 01/15/2026 (A)	1,273	1,309
EQM Midstream Partners
6.500%, 07/01/2027 (A)	712	744
6.500%, 07/15/2048	2,344	2,262
6.000%, 07/01/2025 (A)	747	762
4.750%, 01/15/2031 (A)	204	191
4.500%, 01/15/2029 (A)	424	396
EQT
7.500%, 02/01/2030	1,401	1,623
6.625%, 02/01/2025	1,270	1,341
5.000%, 01/15/2029	92	95
3.900%, 10/01/2027	10	10

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/15/2031 (A)	$883	$843
Exterran Energy Solutions
8.125%, 05/01/2025	2,054	2,071
Genesis Energy
8.000%, 01/15/2027	1,377	1,417
7.750%, 02/01/2028	1,453	1,461
6.500%, 10/01/2025	20	20
Gulfport Energy
8.000%, 05/17/2026 (A)	3,200	3,292
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (E)	183	–
6.375%, 01/15/2026	585	–
6.000%, 10/15/2024	215	–
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,990	2,033
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	333
4.250%, 02/15/2030 (A)	112	106
Hilcorp Energy I
5.750%, 02/01/2029 (A)	870	871
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	3,085	3,023
ITT Holdings
6.500%, 08/01/2029 (A)	2,514	2,322
Laredo Petroleum
10.125%, 01/15/2028	1,314	1,412
9.500%, 01/15/2025	1,929	2,011
7.750%, 07/31/2029 (A)	783	788
Marathon Oil
6.600%, 10/01/2037	1,527	1,857
MEG Energy
7.125%, 02/01/2027 (A)	335	351
6.500%, 01/15/2025 (A)	176	179
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	840	823
7.500%, 01/15/2026 (A)	522	479
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,072
Nabors Industries
7.250%, 01/15/2026 (A)	93	93
5.750%, 02/01/2025	285	277
New Fortress Energy
6.750%, 09/15/2025 (A)	1,403	1,411
6.500%, 09/30/2026 (A)	2,142	2,122
NGL Energy Operating
7.500%, 02/01/2026 (A)	4,619	4,544
NGL Energy Partners
7.500%, 11/01/2023	1,831	1,753
7.500%, 04/15/2026	775	676
6.125%, 03/01/2025	3,113	2,709
Northern Oil and Gas
8.125%, 03/01/2028 (A)	2,961	3,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NuStar Logistics
6.375%, 10/01/2030	$685	$694
6.000%, 06/01/2026	255	258
5.750%, 10/01/2025	114	116
5.625%, 04/28/2027	115	113
Oasis Petroleum
6.375%, 06/01/2026 (A)	104	107
Occidental Petroleum
8.875%, 07/15/2030	2,063	2,646
8.500%, 07/15/2027	1,188	1,406
8.000%, 07/15/2025	696	782
6.625%, 09/01/2030	968	1,111
6.450%, 09/15/2036	930	1,092
6.375%, 09/01/2028	1,215	1,368
6.125%, 01/01/2031	3,012	3,389
5.875%, 09/01/2025	165	175
5.500%, 12/01/2025	201	212
4.625%, 06/15/2045	1,165	1,130
4.500%, 07/15/2044	95	91
PBF Holding
9.250%, 05/15/2025 (A)	1,680	1,731
7.250%, 06/15/2025	1,070	971
6.000%, 02/15/2028	105	84
Peabody Energy
6.375%, 03/31/2025 (A)	179	177
Precision Drilling
7.125%, 01/15/2026 (A)	240	245
6.875%, 01/15/2029 (A)	31	31
Range Resources
8.250%, 01/15/2029	107	117
4.875%, 05/15/2025	310	314
4.750%, 02/15/2030 (A)	83	82
Rockcliff Energy II
5.500%, 10/15/2029 (A)	1,608	1,610
Seventy Seven Operating (Escrow Security)
6.625%, 11/15/2019 (E)(G)	1,869	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	190	194
8.250%, 02/15/2025 (A)	1,800	1,480
SM Energy
6.625%, 01/15/2027	608	623
6.500%, 07/15/2028	63	65
5.625%, 06/01/2025	1,145	1,144
Southwestern Energy
7.750%, 10/01/2027	141	149
5.375%, 03/15/2030	284	289
4.750%, 02/01/2032	901	900
Strathcona Resources
6.875%, 08/01/2026 (A)	1,435	1,446
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	176	168
5.750%, 04/15/2025	1,620	1,324

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sunoco
5.875%, 03/15/2028	$1,585	$1,601
4.500%, 05/15/2029	243	229
4.500%, 04/30/2030 (A)	317	292
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	401
6.000%, 03/01/2027 (A)	270	269
6.000%, 12/31/2030 (A)	4,489	4,356
6.000%, 09/01/2031 (A)	722	695
5.500%, 01/15/2028 (A)	70	68
Targa Resources Partners
6.875%, 01/15/2029	192	206
6.500%, 07/15/2027	333	350
5.875%, 04/15/2026	525	541
5.000%, 01/15/2028	1,056	1,070
4.875%, 02/01/2031	1,297	1,310
4.000%, 01/15/2032	167	161
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,537	1,530
4.750%, 01/15/2030 (A)	375	366
Transocean
11.500%, 01/30/2027 (A)	1,005	1,038
8.000%, 02/01/2027 (A)	1,670	1,415
7.500%, 04/15/2031	990	704
Transocean Guardian
5.875%, 01/15/2024 (A)	1,132	1,084
Transocean Pontus
6.125%, 08/01/2025 (A)	921	915
Transocean Proteus
6.250%, 12/01/2024 (A)	973	965
USA Compression Partners
6.875%, 09/01/2027	2,105	2,113
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	255	250
3.875%, 08/15/2029 (A)	255	248
3.875%, 11/01/2033 (A)	1,083	1,036
Weatherford International
6.500%, 09/15/2028 (A)	1,955	2,021
Western Midstream Operating
5.750%, 02/01/2050	1,992	1,942
4.650%, 07/01/2026	140	144
4.500%, 03/01/2028	40	41

		168,307

Financials — 6.5%
Acrisure
7.000%, 11/15/2025 (A)	858	858
4.250%, 02/15/2029 (A)	1,610	1,463
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,488	1,470
5.875%, 11/01/2029 (A)	1,245	1,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	$798	$724
AssuredPartners
5.625%, 01/15/2029 (A)	1,029	947
Asteroid Private Merger Sub
8.500%, 11/15/2029 (A)	1,070	1,038
Bank of America
5.875%, ICE LIBOR USD 3 Month + 2.931%(C)(D)	855	863
Barclays
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(C)(D)	1,130	1,171
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867%(C)(D)	205	209
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,205	2,056
Brookfield Property REIT
4.500%, 04/01/2027 (A)	3,862	3,605
Coinbase Global
3.625%, 10/01/2031 (A)	2,254	1,922
3.375%, 10/01/2028 (A)	2,977	2,630
CPI CG
8.625%, 03/15/2026 (A)	813	791
Finance of America Funding
7.875%, 11/15/2025 (A)	4,359	4,054
FirstCash
5.625%, 01/01/2030 (A)	2,160	2,075
Freedom Mortgage
8.250%, 04/15/2025 (A)	2,617	2,609
7.625%, 05/01/2026 (A)	1,235	1,179
6.625%, 01/15/2027 (A)	1,195	1,108
HAT Holdings I
6.000%, 04/15/2025 (A)	1,534	1,572
3.750%, 09/15/2030 (A)	1,603	1,443
Home Point Capital
5.000%, 02/01/2026 (A)	1,395	1,143
HSBC Holdings
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(C)(D)	783	699
HUB International
5.625%, 12/01/2029 (A)	2,605	2,488
Hunt
5.250%, 04/15/2029 (A)	953	908
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	820	838
Jane Street Group
4.500%, 11/15/2029 (A)	1,024	970
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(C)(D)	856	853

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	$210	$209
4.750%, 06/15/2029 (A)	1,750	1,650
4.250%, 02/01/2027 (A)	1,394	1,336
LD Holdings Group
6.500%, 11/01/2025 (A)	140	131
6.125%, 04/01/2028 (A)	1,810	1,601
LPL Holdings
4.625%, 11/15/2027 (A)	1,041	1,023
4.375%, 05/15/2031 (A)	325	314
Merger Sub II
10.750%, 08/01/2027 (A)	1,215	1,302
MGIC Investment
5.250%, 08/15/2028	710	701
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,715	2,554
5.625%, 01/15/2030 (A)	1,666	1,472
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	1,592	1,437
MSCI
3.250%, 08/15/2033 (A)	785	706
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,464	1,490
5.750%, 11/15/2031 (A)	270	258
5.500%, 08/15/2028 (A)	2,935	2,821
5.125%, 12/15/2030 (A)	443	410
Navient
5.500%, 03/15/2029	1,860	1,732
5.000%, 03/15/2027	1,288	1,227
4.875%, 03/15/2028	307	282
New Residential Investment
6.250%, 10/15/2025 (A)	4,115	3,950
NFP
6.875%, 08/15/2028 (A)	630	602
4.875%, 08/15/2028 (A)	1,034	987
OneMain Finance
7.125%, 03/15/2026	1,565	1,673
6.625%, 01/15/2028	996	1,043
5.375%, 11/15/2029	1,172	1,139
4.000%, 09/15/2030	2,317	2,045
3.875%, 09/15/2028	253	229
3.500%, 01/15/2027	355	328
PennyMac Financial Services
5.750%, 09/15/2031 (A)	445	396
4.250%, 02/15/2029 (A)	975	837
Rocket Mortgage
4.000%, 10/15/2033 (A)	32	28
3.625%, 03/01/2029 (A)	1,787	1,633
2.875%, 10/15/2026 (A)	180	165
Ryan Specialty Group
4.375%, 02/01/2030 (A)	1,267	1,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabre GLBL
9.250%, 04/15/2025 (A)	$98	$109
Sitka Holdings
5.506%, ICE LIBOR USD 3 Month + 4.500%, 07/06/2026 (A)(C)	2,862	2,730
Starwood Property Trust
5.500%, 11/01/2023 (A)	685	697
4.375%, 01/15/2027 (A)	140	136
3.750%, 12/31/2024 (A)	385	373
3.625%, 07/15/2026 (A)	150	143
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,400	1,299
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	6,232	5,863
Voya Financial
4.700%, ICE LIBOR USD 3 Month + 2.084%, 01/23/2048 (C)	778	728
WeWork
7.875%, 05/01/2025 (A)	3,125	2,823

		96,692

Health Care — 7.2%
180 Medical
3.875%, 10/15/2029 (A)	200	189
Acadia Healthcare
5.500%, 07/01/2028 (A)	763	767
5.000%, 04/15/2029 (A)	1,213	1,197
AHP Health Partners
5.750%, 07/15/2029 (A)	156	145
Air Methods
8.000%, 05/15/2025 (A)	2,661	2,302
Akumin
7.000%, 11/01/2025 (A)	2,375	1,971
Akumin Escrow
7.500%, 08/01/2028 (A)	980	779
Avantor Funding
4.625%, 07/15/2028 (A)	516	510
3.875%, 11/01/2029 (A)	2,166	2,036
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,756
7.250%, 05/30/2029 (A)	195	166
7.000%, 01/15/2028 (A)	1,195	1,070
6.250%, 02/15/2029 (A)	1,190	976
6.125%, 04/15/2025 (A)	1,326	1,338
5.500%, 11/01/2025 (A)	780	773
5.250%, 01/30/2030 (A)	4,320	3,394
5.250%, 02/15/2031 (A)	848	660
5.000%, 02/15/2029 (A)	445	347
4.875%, 06/01/2028 (A)	1,255	1,202
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,210	1,239
8.500%, 01/31/2027 (A)	444	443

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	$1,419	$1,290
Centene
4.625%, 12/15/2029	1,107	1,116
4.250%, 12/15/2027	1,637	1,643
3.375%, 02/15/2030	320	301
2.500%, 03/01/2031	2,612	2,305
CHS
8.000%, 03/15/2026 (A)	165	172
6.875%, 04/01/2028 (A)	2,055	1,864
6.875%, 04/15/2029 (A)	1,049	1,031
6.125%, 04/01/2030 (A)	709	660
6.000%, 01/15/2029 (A)	250	253
5.625%, 03/15/2027 (A)	325	331
5.250%, 05/15/2030 (A)	1,470	1,411
4.750%, 02/15/2031 (A)	1,090	1,030
DaVita
4.625%, 06/01/2030 (A)	300	280
3.750%, 02/15/2031 (A)	2,798	2,448
Embecta
6.750%, 02/15/2030 (A)	335	336
5.000%, 02/15/2030 (A)	1,090	1,028
Emergent BioSolutions
3.875%, 08/15/2028 (A)	297	266
Encompass Health
5.750%, 09/15/2025	915	931
4.750%, 02/01/2030	1,521	1,460
4.500%, 02/01/2028	375	367
Endo DAC
9.500%, 07/31/2027 (A)	1,406	1,234
6.000%, 06/30/2028 (A)	1,302	736
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (A)	1,035	944
Envision Healthcare
8.750%, 10/15/2026 (A)	1,895	914
Global Medical Response
6.500%, 10/01/2025 (A)	2,289	2,272
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	200	188
HCA
5.875%, 02/15/2026	4,455	4,738
5.875%, 02/01/2029	780	853
5.625%, 09/01/2028	130	141
3.500%, 09/01/2030	3,361	3,247
HealthEquity
4.500%, 10/01/2029 (A)	62	59
Hologic
3.250%, 02/15/2029 (A)	508	474
IQVIA
5.000%, 10/15/2026 (A)	805	819
Jazz Securities DAC
4.375%, 01/15/2029 (A)	200	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lannett
7.750%, 04/15/2026 (A)	$2,520	$1,367
LifePoint Health
5.375%, 01/15/2029 (A)	1,591	1,503
4.375%, 02/15/2027 (A)	3,716	3,590
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(G)	315	154
5.500%, 04/15/2025 (A)(G)	630	307
MEDNAX
5.375%, 02/15/2030 (A)	2,039	1,968
Minerva Merger Sub
6.500%, 02/15/2030 (A)	649	630
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,290	1,203
Molina Healthcare
4.375%, 06/15/2028 (A)	1,477	1,462
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	892	829
3.875%, 04/01/2029 (A)	3,691	3,414
Option Care Health
4.375%, 10/31/2029 (A)	666	624
Organon
5.125%, 04/30/2031 (A)	2,171	2,095
4.125%, 04/30/2028 (A)	1,206	1,149
Owens & Minor
6.625%, 04/01/2030 (A)	1,000	1,029
4.500%, 03/31/2029 (A)	312	298
Par Pharmaceutical
7.500%, 04/01/2027 (A)	2,816	2,628
PRA Health Sciences
2.875%, 07/15/2026 (A)	785	747
Prestige Brands
5.125%, 01/15/2028 (A)	315	313
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	1,070	1,047
3.375%, 08/31/2027 (A)	679	621
Radiology Partners
9.250%, 02/01/2028 (A)	974	974
RP Escrow Issuer
5.250%, 12/15/2025 (A)	116	113
Syneos Health
3.625%, 01/15/2029 (A)	2,516	2,324
Tenet Healthcare
6.875%, 11/15/2031	595	635
6.250%, 02/01/2027 (A)	1,433	1,471
6.125%, 10/01/2028 (A)	2,467	2,507
5.125%, 11/01/2027 (A)	663	666
4.875%, 01/01/2026 (A)	1,729	1,744
4.625%, 07/15/2024	201	202
4.625%, 06/15/2028 (A)	2,470	2,424
4.375%, 01/15/2030 (A)	1,427	1,370
4.250%, 06/01/2029 (A)	1,476	1,415

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Acute Care Solutions
6.375%, 03/01/2026 (A)	$1,382	$1,365
US Renal Care
10.625%, 07/15/2027 (A)	2,010	1,914
Varex Imaging
7.875%, 10/15/2027 (A)	1,081	1,146

		107,844

Industrials — 7.1%
ACCO Brands
4.250%, 03/15/2029 (A)	490	452
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,387
4.125%, 08/01/2029 (A)	271	252
Allied Universal Holdco
6.625%, 07/15/2026 (A)	185	187
6.000%, 06/01/2029 (A)	785	693
4.625%, 06/01/2028 (A)	400	376
Allison Transmission
5.875%, 06/01/2029 (A)	210	214
4.750%, 10/01/2027 (A)	1,722	1,694
3.750%, 01/30/2031 (A)	190	172
American Airlines
5.750%, 04/20/2029 (A)	3,209	3,197
5.500%, 04/20/2026 (A)	2,280	2,297
American Airlines Group
3.750%, 03/01/2025 (A)	1,306	1,191
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,046	1,966
3.875%, 11/15/2029 (A)	262	244
APi Escrow
4.750%, 10/15/2029 (A)	135	125
APi Group DE
4.125%, 07/15/2029 (A)	159	147
Artera Services
9.033%, 12/04/2025 (A)	3,258	3,256
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	270	254
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,670
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	205	205
5.375%, 03/01/2029 (A)	518	510
Boeing
5.150%, 05/01/2030	225	240
Bombardier
7.875%, 04/15/2027 (A)	2,155	2,110
7.500%, 12/01/2024 (A)	888	917
7.500%, 03/15/2025 (A)	663	666
7.125%, 06/15/2026 (A)	781	765
Brand Industrial Services
8.500%, 07/15/2025 (A)	678	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Builders FirstSource
5.000%, 03/01/2030 (A)	$853	$839
4.250%, 02/01/2032 (A)	1,635	1,523
BWX Technologies
4.125%, 06/30/2028 (A)	712	685
4.125%, 04/15/2029 (A)	1,916	1,844
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,148	2,097
CDW
4.250%, 04/01/2028	370	363
3.250%, 02/15/2029	171	157
Clark Equipment
5.875%, 06/01/2025 (A)	696	703
CoreCivic
8.250%, 04/15/2026	267	275
CoreLogic
4.500%, 05/01/2028 (A)	1,679	1,583
CP Atlas Buyer
7.000%, 12/01/2028 (A)	3,347	2,854
Delta Air Lines
7.000%, 05/01/2025 (A)	1,073	1,149
Deluxe
8.000%, 06/01/2029 (A)	2,480	2,519
Dun & Bradstreet
5.000%, 12/15/2029 (A)	83	78
Dycom Industries
4.500%, 04/15/2029 (A)	333	314
EnerSys
4.375%, 12/15/2027 (A)	559	535
EnPro Industries
5.750%, 10/15/2026	328	336
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	495	517
6.500%, 10/01/2025 (A)	1,060	1,052
5.500%, 05/01/2028 (A)	980	891
Garda World Security
9.500%, 11/01/2027 (A)	310	318
6.000%, 06/01/2029 (A)	242	217
GFL Environmental
5.125%, 12/15/2026 (A)	335	338
4.750%, 06/15/2029 (A)	177	168
4.375%, 08/15/2029 (A)	1,576	1,456
4.000%, 08/01/2028 (A)	204	188
3.750%, 08/01/2025 (A)	333	327
3.500%, 09/01/2028 (A)	2,200	2,065
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	332	320
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	1,846

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	$1,895	$1,999
Griffon
5.750%, 03/01/2028	450	433
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,911	1,792
Harsco
5.750%, 07/31/2027 (A)	465	450
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,425	1,426
Herc Holdings
5.500%, 07/15/2027 (A)	525	532
Hertz
5.000%, 12/01/2029 (A)	189	171
4.625%, 12/01/2026 (A)	425	397
Howmet Aerospace
6.875%, 05/01/2025	5	5
5.900%, 02/01/2027	535	573
Icahn Enterprises
6.250%, 05/15/2026	1,046	1,067
4.750%, 09/15/2024	520	522
4.375%, 02/01/2029	1,083	994
IEA Energy Services
6.625%, 08/15/2029 (A)	1,225	1,152
JELD-WEN
6.250%, 05/15/2025 (A)	235	242
4.875%, 12/15/2027 (A)	15	14
4.625%, 12/15/2025 (A)	355	342
Korn Ferry
4.625%, 12/15/2027 (A)	2,147	2,094
Madison IAQ
5.875%, 06/30/2029 (A)	288	258
4.125%, 06/30/2028 (A)	170	157
Masonite International
5.375%, 02/01/2028 (A)	298	300
MasTec
4.500%, 08/15/2028 (A)	433	429
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	555	579
MIWD Holdco II
5.500%, 02/01/2030 (A)	296	276
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (E)(G)	5,936	–
Nielsen Finance
5.625%, 10/01/2028 (A)	280	282
4.500%, 07/15/2029 (A)	25	25
PGT Innovations
4.375%, 10/01/2029 (A)	133	124
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,213
Redwood Star Merger Sub
8.750%, 04/01/2030 (A)	1,411	1,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	$88	$86
Sensata Technologies
4.375%, 02/15/2030 (A)	1,488	1,423
4.000%, 04/15/2029 (A)	416	396
3.750%, 02/15/2031 (A)	109	101
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,119
Silver Airways LLC
13.000%, 12/31/2027 (E)	1,177	1,177
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	278
4.600%, 06/15/2028	2,210	2,074
Standard Industries
5.000%, 02/15/2027 (A)	30	30
4.750%, 01/15/2028 (A)	768	734
3.375%, 01/15/2031 (A)	1,404	1,229
Stericycle
3.875%, 01/15/2029 (A)	229	213
Stevens Holding
6.125%, 10/01/2026 (A)	245	253
Team Health Holdings
6.375%, 02/01/2025 (A)	3,541	3,178
Terex
5.000%, 05/15/2029 (A)	120	115
Tervita
11.000%, 12/01/2025 (A)	595	674
TransDigm
8.000%, 12/15/2025 (A)	500	523
6.250%, 03/15/2026 (A)	3,537	3,631
5.500%, 11/15/2027	1,982	1,967
4.625%, 01/15/2029	488	456
Triumph Group
8.875%, 06/01/2024 (A)	26	27
7.750%, 08/15/2025	1,630	1,642
6.250%, 09/15/2024 (A)	250	249
Tutor Perini
6.875%, 05/01/2025 (A)	5,971	5,679
Uber Technologies
7.500%, 09/15/2027 (A)	135	144
6.250%, 01/15/2028 (A)	1,529	1,581
4.500%, 08/15/2029 (A)	244	229
United Airlines
4.625%, 04/15/2029 (A)	1,117	1,062
4.375%, 04/15/2026 (A)	2,488	2,447
United Rentals North America
5.500%, 05/15/2027	378	391
4.875%, 01/15/2028	875	889
Wabash National
4.500%, 10/15/2028 (A)	185	167
Welbilt
9.500%, 02/15/2024	190	194

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WESCO Distribution
7.250%, 06/15/2028 (A)	$423	$449
7.125%, 06/15/2025 (A)	356	370
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,220
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	40
9.000%, 11/15/2026 (A)	608	407

		109,432

Information Technology — 5.0%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	403
Ahead DB Holdings
6.625%, 05/01/2028 (A)	2,366	2,114
ams-OSRAM
7.000%, 07/31/2025 (A)	1,617	1,643
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,558
4.250%, 06/01/2028 (A)	213	199
Avaya
6.125%, 09/15/2028 (A)	3,381	3,334
Black Knight InfoServ
3.625%, 09/01/2028 (A)	196	186
Bread Financial Holdings
4.750%, 12/15/2024 (A)	840	826
Castle US Holding
9.500%, 02/15/2028 (A)	1,205	1,196
CDK Global
5.250%, 05/15/2029 (A)	190	191
Ciena
4.000%, 01/31/2030 (A)	910	876
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	934	879
3.875%, 07/01/2028 (A)	928	885
CommScope
8.250%, 03/01/2027 (A)	5,353	5,206
7.125%, 07/01/2028 (A)	1,290	1,165
6.000%, 03/01/2026 (A)	600	607
4.750%, 09/01/2029 (A)	304	280
CommScope Technologies
6.000%, 06/15/2025 (A)	1,981	1,876
5.000%, 03/15/2027 (A)	195	169
Condor Merger Sub
7.375%, 02/15/2030 (A)	3,437	3,297
Conduent Business Services
6.000%, 11/01/2029 (A)	310	292
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	570	566
Elastic
4.125%, 07/15/2029 (A)	1,869	1,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entegris
4.375%, 04/15/2028 (A)	$867	$839
3.625%, 05/01/2029 (A)	1,194	1,117
Gartner
4.500%, 07/01/2028 (A)	70	70
3.750%, 10/01/2030 (A)	47	44
3.625%, 06/15/2029 (A)	129	121
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,191	1,196
3.500%, 03/01/2029 (A)	860	791
II-VI
5.000%, 12/15/2029 (A)	4,029	3,938
Imola Merger
4.750%, 05/15/2029 (A)	921	887
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)	1,745	1,682
NCR
6.125%, 09/01/2029 (A)	450	451
5.750%, 09/01/2027 (A)	455	455
5.125%, 04/15/2029 (A)	203	195
5.000%, 10/01/2028 (A)	147	141
Northwest Fiber
4.750%, 04/30/2027 (A)	2,100	1,994
Nuance Communications
5.625%, 12/15/2026	113	116
ON Semiconductor
3.875%, 09/01/2028 (A)	471	450
Open Text Holdings
4.125%, 02/15/2030 (A)	1,885	1,787
Paysafe Finance
4.000%, 06/15/2029 (A)	2,502	2,127
Plantronics
4.750%, 03/01/2029 (A)	164	169
Presidio Holdings
4.875%, 02/01/2027 (A)	260	256
PTC
4.000%, 02/15/2028 (A)	1,438	1,401
Science Applications International
4.875%, 04/01/2028 (A)	1,572	1,549
Seagate HDD Cayman
5.750%, 12/01/2034	1,648	1,685
3.375%, 07/15/2031	1,556	1,384
Sprint
7.875%, 09/15/2023	1,196	1,271
7.625%, 02/15/2025	3,866	4,214
Sprint Capital
8.750%, 03/15/2032	2,188	2,947
6.875%, 11/15/2028	2,521	2,921
SS&C Technologies
5.500%, 09/30/2027 (A)	643	648
Switch
3.750%, 09/15/2028 (A)	58	56

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Synaptics
4.000%, 06/15/2029 (A)	$1,503	$1,417
Veritas US
7.500%, 09/01/2025 (A)	3,250	3,083
Viasat
6.500%, 07/15/2028 (A)	2,775	2,664
5.625%, 09/15/2025 (A)	1,548	1,512
Virtusa
7.125%, 12/15/2028 (A)	1,327	1,234
Xerox Holdings
5.500%, 08/15/2028 (A)	278	271
5.000%, 08/15/2025 (A)	278	281

		76,850

Materials — 7.1%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	200	207
Allegheny Technologies
5.875%, 12/01/2027	1,034	1,033
5.125%, 10/01/2031	80	75
4.875%, 10/01/2029	105	99
Arconic
6.125%, 02/15/2028 (A)	729	731
6.000%, 05/15/2025 (A)	228	233
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,229	2,038
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,280	1,278
5.250%, 08/15/2027 (A)	655	606
4.125%, 08/15/2026 (A)	993	957
Ashland
6.875%, 05/15/2043	851	991
ASP Unifrax Holdings
7.500%, 09/30/2029 (A)	765	680
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	379
3.375%, 02/15/2029 (A)	205	180
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,120	2,212
Ball
3.125%, 09/15/2031	1,308	1,169
Big River Steel
6.625%, 01/31/2029 (A)	213	223
BWAY Holding
7.250%, 04/15/2025 (A)	3,971	3,936
Carpenter Technology
7.625%, 03/15/2030	60	61
6.375%, 07/15/2028	184	185
CEMEX Materials
7.700%, 07/21/2025 (A)	1,630	1,744
Chemours
5.750%, 11/15/2028 (A)	1,560	1,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 11/15/2029 (A)	$1,977	$1,812
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	139	137
4.625%, 03/01/2029 (A)	193	190
Cornerstone Chemical
6.750%, 08/15/2024 (A)	6,825	6,279
Crown Americas
4.750%, 02/01/2026	835	844
4.250%, 09/30/2026	1,827	1,832
CVR Partners
6.125%, 06/15/2028 (A)	3,035	3,034
Domtar
6.750%, 10/01/2028 (A)	1,795	1,799
Eldorado
6.250%, 09/01/2029 (A)	793	798
Element Solutions
3.875%, 09/01/2028 (A)	287	268
ERO Copper
6.500%, 02/15/2030 (A)	2,690	2,623
First Quantum Minerals
7.500%, 04/01/2025 (A)	360	365
6.875%, 03/01/2026 (A)	535	550
6.500%, 03/01/2024 (A)	1,189	1,197
Freeport-McMoRan
5.450%, 03/15/2043	2,530	2,833
5.400%, 11/14/2034	851	945
4.625%, 08/01/2030	911	931
4.375%, 08/01/2028	220	221
4.125%, 03/01/2028	334	334
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	582
Glatfelter
4.750%, 11/15/2029 (A)	154	131
Graham Packaging
7.125%, 08/15/2028 (A)	185	168
Hecla Mining
7.250%, 02/15/2028	620	650
Hexion
7.875%, 07/15/2027 (A)	305	322
IAMGOLD
5.750%, 10/15/2028 (A)	1,345	1,221
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	785	797
Innophos Holdings
9.375%, 02/15/2028 (A)	1,790	1,897
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	291
6.750%, 07/15/2026 (A)	390	386
LSB Industries
6.250%, 10/15/2028 (A)	1,440	1,460
Methanex
5.125%, 10/15/2027	786	790

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mineral Resources
8.125%, 05/01/2027 (A)	$2,205	$2,279
Mountain Province Diamonds
8.000%, 12/15/2022 (A)(F)	2,470	2,458
New Gold
7.500%, 07/15/2027 (A)	295	306
6.375%, 05/15/2025 (A)	34	34
NMG Holding
7.125%, 04/01/2026 (A)(F)	5,340	5,484
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(E)(F)(G)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	587
5.000%, 05/01/2025 (A)	889	892
4.875%, 06/01/2024 (A)	300	303
4.250%, 05/15/2029 (A)	213	196
Novelis
4.750%, 01/30/2030 (A)	270	262
3.875%, 08/15/2031 (A)	714	653
3.250%, 11/15/2026 (A)	166	159
OI European Group BV
4.750%, 02/15/2030 (A)	1,410	1,310
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	347	344
5.875%, 08/15/2023 (A)	450	460
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	970	891
4.000%, 10/15/2027 (A)	3,628	3,370
Polar US Borrower
6.750%, 05/15/2026 (A)	3,481	2,968
Rain CII Carbon
7.250%, 04/01/2025 (A)	3,445	3,359
Reichhold Industries
9.000%, 05/08/2017 (A)(E)(G)	859	–
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	6,735	6,046
4.875%, 05/01/2028 (A)	1,818	1,713
Scotts Miracle-Gro
4.500%, 10/15/2029	84	79
4.375%, 02/01/2032	212	188
4.000%, 04/01/2031	470	410
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	527	520
Summit Materials
5.250%, 01/15/2029 (A)	936	924
Tacora Resources
8.250%, 05/15/2026 (A)	1,385	1,338
Taseko Mines
7.000%, 02/15/2026 (A)	1,659	1,708
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,410	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TriMas
4.125%, 04/15/2029 (A)	$239	$218
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	455
5.125%, 04/01/2029 (A)	156	144
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	199
5.500%, 08/15/2026 (A)	599	597
Tronox
4.625%, 03/15/2029 (A)	1,850	1,732
Unifrax Escrow Issuer
5.250%, 09/30/2028 (A)	2,396	2,226
United States Steel
6.875%, 03/01/2029	808	840
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,171	1,224
5.750%, 07/15/2025 (A)	4,058	3,262
WR Grace Holdings
5.625%, 08/15/2029 (A)	103	96
4.875%, 06/15/2027 (A)	190	186

		108,057

Real Estate — 1.5%
Brookfield Property
5.750%, 05/15/2026 (A)	2,876	2,850
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	405	423
Diversified Healthcare Trust
9.750%, 06/15/2025	2,080	2,189
4.375%, 03/01/2031	380	325
Iron Mountain
5.250%, 03/15/2028 (A)	756	746
5.250%, 07/15/2030 (A)	815	799
5.000%, 07/15/2028 (A)	255	249
4.875%, 09/15/2029 (A)	1,500	1,428
4.500%, 02/15/2031 (A)	268	248
Kennedy-Wilson
5.000%, 03/01/2031	94	90
4.750%, 03/01/2029	95	92
Lamar Media
4.000%, 02/15/2030	565	537
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	204	215
5.625%, 05/01/2024	185	190
4.625%, 06/15/2025 (A)	261	263
4.500%, 09/01/2026	125	126
4.500%, 01/15/2028	95	96
3.875%, 02/15/2029 (A)	227	223
Outfront Media Capital
4.250%, 01/15/2029 (A)	2,735	2,544

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realogy Group
5.250%, 04/15/2030 (A)	$1,003	$923
RHP Hotel Properties
4.750%, 10/15/2027	653	628
4.500%, 02/15/2029 (A)	214	201
SBA Communications
3.125%, 02/01/2029	1,320	1,201
Service Properties Trust
4.950%, 02/15/2027	2,805	2,592
4.375%, 02/15/2030	515	428
3.950%, 01/15/2028	1,416	1,204
VICI Properties
4.625%, 12/01/2029 (A)	448	447
4.250%, 12/01/2026 (A)	429	427
4.125%, 08/15/2030 (A)	711	686
3.750%, 02/15/2027 (A)	580	564

		22,934

Utilities — 1.6%
Calpine
5.000%, 02/01/2031 (A)	175	159
4.625%, 02/01/2029 (A)	255	235
4.500%, 02/15/2028 (A)	2,881	2,810
3.750%, 03/01/2031 (A)	2,022	1,810
Clearway Energy Operating
3.750%, 02/15/2031 (A)	726	679
NRG Energy
6.625%, 01/15/2027	339	349
5.250%, 06/15/2029 (A)	335	327
3.875%, 02/15/2032 (A)	1,011	890
3.625%, 02/15/2031 (A)	3,164	2,783
3.375%, 02/15/2029 (A)	115	102
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,632
PG&E
5.250%, 07/01/2030	1,974	1,915
5.000%, 07/01/2028	284	274
Pike
5.500%, 09/01/2028 (A)	2,477	2,335
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	850	850
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	63	65
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(C)(D)	1,050	1,022
Vistra Operations
5.625%, 02/15/2027 (A)	457	457
5.000%, 07/31/2027 (A)	2,526	2,485
4.375%, 05/01/2029 (A)	1,461	1,381

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$808	$780

		23,340

Total Corporate Obligations
(Cost $1,184,025) ($ Thousands)		1,125,664

LOAN PARTICIPATIONS — 9.5%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.957%, LIBOR + 5.500%, 03/04/2027 (C)	176	172
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
3.470%, 02/07/2029	1,495	1,476
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 04/20/2028	3,059	3,094
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 05/17/2028	332	299
Adient US LLC, Term B-1 Loan, 1st Lien
3.707%, LIBOR + 3.500%, 04/10/2028	281	276
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (C)	1,398	1,394
Alchemy US Holdco 1 LLC, Initial Term Loan, 1st Lien
4.957%, 10/10/2025	984	976
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.260%, LIBOR + 5.250%, 12/31/2023	1,848	1,721
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.352%, LIBOR + 3.000%, 04/22/2026 (H)	786	699
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/03/2028	382	366
AP Core Holdings II LLC, Term B1 Loan, 1st Lien
6.250%, 09/01/2027	1,074	1,068
AP Core Holdings II LLC, Term B2 Loan, 1st Lien
6.250%, 09/01/2027	1,098	1,091

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/11/2028 (E)	$750	$743
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (E)	1,126	1,126
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
8.500%, 11/24/2028 (C)	1,060	1,047
ASP Unifrax Holdings, Inc., Term Loan B, 1st Lien
4.756%, 12/12/2025	638	612
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 06/02/2025	351	348
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
7.438%, 06/15/2026	1,412	1,393
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (F)	391	384
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (F)	1,628	1,600
Bright Bidco, Term Loan B, 1st Lien
4.774%, 06/30/2024	1,121	668
BWay Holding Company , Initial Term Loan, 1st Lien
3.481%, LIBOR + 3.250%, 04/03/2024	1,230	1,211
Byju's Cov-Lite, Term Loan, 1st Lien
6.250%, 11/24/2026	1,999	1,973
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.207%, LIBOR + 2.750%, 12/23/2024 (H)	1,585	1,575
Carecentrix 4/18 Cov-Lite, Term Loan, 1st Lien
4.724%, 04/03/2025 (C)	742	730
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.756%, 05/08/2023 (C)	1,331	1,311
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.506%, 08/08/2023 (C)	2,578	2,321
CBAC Borrower, LLC, Term Loan B, 1st Lien
4.457%, 07/08/2024 (C)(H)	859	843
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026	2,219	2,177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cincinnati Bell Inc., Term B-2 Loan, 1st Lien
4.051%, 11/22/2028	$105	$103
Claire's Stores, Inc., Initial Term Loan, 1st Lien
6.709%, LIBOR + 6.500%, 12/18/2026	1,116	1,088
Clarios Global, Term Loan 1st Lien
3.707%, LIBOR + 3.250%, 04/30/2026	592	583
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.457%, LIBOR + 5.000%, 01/04/2026 (H)	2,388	2,279
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, LIBOR + 7.250%, 12/01/2028 (H)	908	888
DexKo Global Inc., Delayed Draw Dollar Term Loan, 1st Lien
4.756%, 09/22/2028	55	54
DexKo Global Inc., Term B Loan, 1st Lien
4.717%, 10/04/2028	290	283
Diamond Sports Group LLC, Term Loan, 1st Lien
9.000%, 05/25/2026	730	739
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	446	445
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (E)	578	564
DMT Solutions Global Corporation, Term Loan
8.500%, 07/02/2024	585	570
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, LIBOR + 8.000%, 11/23/2026 (E)	2,805	2,798
Emerald Expositions Holding Inc., Initial Term Loan, 1st Lien
2.957%, 05/22/2024	973	929
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (C)	750	701
Enterprise Development Authority, Term Loan B, 1st Lien
5.000%, 02/28/2028 (C)(E)	2,677	2,650
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.207%, LIBOR + 3.750%, 10/10/2025 (H)	5,446	3,603

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Crude Services, LP, Term Loan, 1st Lien
5.508%, LIBOR + 5.000%, 03/02/2026	$920	$784
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027 (H)	5,750	4,811
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 02/04/2027	2,358	2,347
First Student Bidco Inc, Initial Term B Loan, 1st Lien
3.983%, 07/21/2028	244	242
First Student Bidco Inc, Initial Term C Loan, 1st Lien
3.983%, 07/21/2028	90	89
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien
9.500%, LIBOR + 8.000%, 06/30/2027 (E)(F)	224	223
Geon Performance Solutions LLC, Initial Term Loan, 1st Lien
5.500%, 08/18/2028	462	460
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 03/14/2025	444	440
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026	3,466	3,379
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, LIBOR + 3.000%, 08/04/2027	345	339
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.983%, LIBOR + 4.000%, 12/01/2027	192	192
4.750%, LIBOR + 4.000%, 12/01/2027	90	90
Gulf Finance, LLC, Term Loan, 1st Lien
7.750%, LIBOR + 6.750%, 08/25/2026	2,016	1,838
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 12/16/2024	304	291
Hilex Poly/Novolex, Term Loan, 1st Lien
0.000%, 03/30/2029 (B)(H)	671	660
Hoffmaster Group, Term Loan B, 1st Lien
5.006%, 11/21/2023 (C)	498	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 05/01/2026	$426	$422
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.756%, LIBOR + 2.750%, 02/05/2025 (H)	400	396
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (E)(G)	2,253	—
Journey Personal Care Corp., Initial Term Loan, 1st Lien
5.256%, 03/01/2028 (C)	2,015	1,913
Jump Financial LLC, Term Loan, 1st Lien
5.000%, 08/07/2028	3,740	3,694
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (C)(E)	67	—
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.256%, LIBOR + 6.250%, 04/21/2027	2,148	2,094
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, 10/29/2028 (H)	286	282
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.214%, 10/01/2024 (C)	5,414	5,157
Lightstone Holdco LLC, Refinancing Term B Loan
4.750%, 01/30/2024	1,229	1,107
Lightstone Holdco LLC, Refinancing Term C Loan
4.750%, 01/30/2024	70	63
Madison IAQ, LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028	250	246
Magnite Inc., Initial Term Loan, 1st Lien
5.810%, 04/28/2028 (C)	635	627
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, LIBOR + 8.125%, 02/16/2025	3,922	3,828
Mavenir Systems Inc., Initial Term Loan, 1st Lien
5.250%, 08/18/2028	1,095	1,087
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
4.500%, 03/01/2029 (H)	583	578
MED ParentCo LP, Initial Term Loan, 1st Lien
4.707%, 08/31/2026 (H)	465	459
MLN US HoldCo, LLC, Term B Loan, 1st Lien
4.742%, LIBOR + 4.500%, 11/30/2025	647	621

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Monitronics International Inc, Term Loan, 1st Lien
7.750%, LIBOR + 6.500%, 03/29/2024	$216	$175
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
7.750%, 10/26/2028	1,485	1,433
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 10/23/2028 (E)(H)	167	165
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.758%, 09/01/2028	797	773
Naked Juice LLC, Initial Loan, 2nd Lien
6.651%, 01/24/2030	1,145	1,139
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
6.750%, LIBOR + 6.250%, 11/05/2029	667	659
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.006%, LIBOR + 2.750%, 10/01/2025	421	414
OLA Netherlands B.V., Initial Term Loan
6.715%, 12/15/2026	2,268	2,192
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.250%, 02/01/2024	258	252
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 09/24/2028	29	29
Pactiv Evergreen Inc., Tranche B3 US Term Loan, 1st Lien
4.000%, 09/24/2028	83	80
Padagis LLC, Term B Loan, 1st Lien
5.250%, 07/06/2028	728	722
Parexel International, Term Loan, 1st Lien
4.000%, 11/15/2028	256	254
Park River Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/28/2027 (C)	127	124
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 03/03/2028	347	343
Plantronics Inc., Initial Term Loan B, 1st Lien
2.709%, 07/02/2025 (C)	205	203
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.299%, 07/31/2025 (C)	4,405	4,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
8.934%, 03/20/2024	$709	$581
8.224%, 03/20/2024 (C)	400	328
Prince International/Chromaflo/Ferro2, Term Loan B, 1st Lien
0.000%, 02/02/2029 (B)(H)	1,405	1,338
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
8.150%, 02/01/2030	665	644
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 09/07/2023 (E)(G)	4,939	2,494
S&S Holdings, LLC, Initial Term Loan, 1st Lien
5.803%, 03/11/2028 (C)	897	862
Sabre GLBL Inc., 2021 Other Term B2 Loan, 1st Lien
4.000%, 12/17/2027	189	187
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
8.500%, 08/10/2023 (C)	380	358
Shutterfly, Term Loan, 1st Lien
5.457%, 09/25/2026	188	172
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (C)(E)	696	675
Skillsoft Finance II Inc., Initial Term Loan, 1st Lien
5.500%, 07/14/2028 (F)	187	184
Smyrna Ready Mix, Term Loan, 1st Lien
0.000%, 03/24/2029 (B)(H)	1,053	1,037
Solenis Holdings LLC, Term B Loan, 1st Lien
4.813%, 11/09/2028	157	152
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
4.957%, LIBOR + 4.500%, 12/22/2025	1,493	1,417
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
4.750%, 10/06/2028	1,505	1,457
SPX Flow, Term Loan, 1st Lien
0.000%, 12/31/2049 (B)(H)	203	197
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.317%, LIBOR + 5.000%, 04/16/2026	3,735	3,522
Summer (BC) Bidco B LLC, Additional Facility Term B2 Loan, 1st Lien
5.506%, 12/04/2026	90	89
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.756%, LIBOR + 3.750%, 10/01/2026	780	774

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, LIBOR + 9.000%, 03/11/2024	$1,125	$1,055
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, LIBOR + 5.000%, 03/09/2023	6,289	6,087
Team Health Holdings Inc., Extended Term Loan, 1st Lien
6.250%, 03/02/2027 (H)	3,281	3,116
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.354%, LIBOR + 3.000%, 03/28/2025	1,056	1,031
TK Elevator Midco GmbH, Facility Term B1 Loan, 1st Lien
4.000%, 07/30/2027	274	272
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
4.506%, 01/31/2025 (C)	1,016	652
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025 (H)	708	733
Travelport Finance S.a.r.l., 2021 Consented Term Loan, 1st Lien
7.756%, 05/29/2026 (H)	1,014	895
Traverse Midstream Partners, LLC, Advance, 1st Lien
4.300%, LIBOR + 4.250%, 09/27/2024	503	500
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (H)	187	182
4.000%, 03/31/2028	18	18
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (C)	1,911	1,873
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.209%, LIBOR + 5.000%, 06/26/2026	478	437
Valeant, Term Loan B, 1st Lien
0.000%, 01/27/2027 (B)(H)	2,110	2,086
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.498%, LIBOR + 4.000%, 08/20/2025	1,516	1,491
Victra/LSF9 Atlantis, Term Loan, 1st Lien
0.000%, 03/29/2029 (B)(H)	395	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.250%, LIBOR + 4.000%, 10/19/2027	$438	$433
Wok Holdings Inc., Initial Term Loan, 1st Lien
8.000%, 03/01/2026 (C)	643	633
Woodford Express, LLC, Initial Term Loan, 1st Lien
6.006%, 01/27/2025	2,192	2,159
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 03/09/2027	227	221

Total Loan Participations
(Cost $147,810) ($ Thousands)		144,097

ASSET-BACKED SECURITIES — 9.4%
Other Asset-Backed Securities — 9.4%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(I)
0.735%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(C)(E)(G)	587	20
Ares CLO XXXIV, Ser 2020-2A, Cl FR
8.841%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(C)(E)	1,446	1,265
B&M CLO, Ser 2014-1A, Cl E
5.991%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(C)(E)	2,584	1,811
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(B)(C)(E)	4,490	202
Battalion CLO VIII, Ser 2015-8A
0.000%, 07/18/2030 (A)(B)(C)(E)	3,390	2,000
Battalion CLO X, Ser 2016-10A
0.000%, 01/25/2035 (A)(B)(C)(E)	4,450	3,860
Battalion CLO XI, Ser 2017-11A
0.000%, 04/24/2034 (A)(B)(C)(E)	5,857	4,422
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(B)(C)(E)	4,663	3,229
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(E)	3,427	3,007
Battalion CLO XVI, Ser 2019-16A
0.000%, 12/19/2032 (A)(B)(C)(E)	2,128	1,713
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(E)	4,839	4,319
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(B)(C)(E)	2,531	532
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(E)(J)	7	2,996

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(J)	$2,293	$1,313
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)(J)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(E)	10,259	4,791
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(B)(C)(E)	7,502	3,260
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (B)(C)(E)	6,715	94
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(E)(J)	6,720	3,293
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 04/20/2034 (A)(B)(C)(E)	7,631	3,968
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(B)(C)(E)	3,809	2,514
Benefit Street Partners CLO XVIII, Ser 2019-18A
0.000%, 10/15/2034 (A)(B)(C)(E)	3,486	2,687
Benefit Street Partners CLO XX, Ser 2020-20A
0.000%, 07/15/2034 (A)(B)(C)(E)	2,261	2,071
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(E)	5,130	4,008
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(C)(E)(G)	2,571	–
Cathedral Lake CLO III, Ser 2015-3A
0.000%, 01/15/2026 (A)(B)(C)(E)	2,725	1,172
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(B)(C)(E)	3,139	1,381
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
6.308%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(C)(E)	2,352	2,315
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(B)(C)(E)	4,519	2,666
Great Lakes CLO, Ser 2015-1A, Cl ER
7.601%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(C)(E)	3,253	3,050
Great Lakes CLO, Ser 2015-1A, Cl FR
10.241%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(C)(E)(G)	1,198	1,060
Great Lakes CLO, Ser 2017-1A, Cl ER
7.741%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(C)(E)	3,321	3,176
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2029 (A)(B)(C)(E)	2,484	1,689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(B)(C)(E)	$651	$604
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(B)(C)(E)	1,169	658
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.311%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(C)(E)	1,559	1,466
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(E)	1,115	855
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(B)(C)(E)	3,797	2,506
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.108%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(C)(E)	2,499	2,424
Neuberger Berman CLO XXII, Ser 2016-22A
0.000%, 10/17/2027 (A)(B)(C)(E)	3,640	1,820
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(E)	1,924	1,563
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(E)	3,294	2,691
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A
0.000%, 04/20/2033 (A)(B)(C)(E)	1,095	865
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032 (B)(E)	3,438	2,763
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(E)	14	11
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
7.454%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(C)(E)	2,269	2,271
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(B)(C)(E)	7,983	3,992
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(B)(C)(E)	1,655	943
OCP CLO, Ser 2020-19A
0.000%, 10/20/2034 (A)(B)(C)(E)	1,224	1,219
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(E)	4,413	3,687
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(E)	6,388	287
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/2034 (A)(B)(C)(E)	1,999	1,379
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (B)(C)(E)	9,085	7,131
TCW CLO, Ser 2017-1A
0.000%, 10/29/2034 (A)(B)(C)(E)	4,194	2,978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(B)(C)(E)	$2,978	$1,956
TCW CLO, Ser 2019-2A
0.000%, 10/20/2032 (A)(B)(C)(E)	3,528	2,505
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(E)	5,352	3,693
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(B)(C)(E)	2,030	812
Venture CLO XXVI, Ser 2017-26A
0.000%, 01/20/2029 (A)(B)(C)(E)	1,609	595
Venture CLO XXVIII, Ser 2017-28A
0.000%, 07/20/2030 (A)(B)(C)(E)	3,228	1,614
Venture CLO XXXV, Ser 2018-35A
0.000%, 10/22/2031 (A)(B)(C)(E)	11,892	4,995
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (B)(E)	4,915	4,537
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(E)	6,577	5,360

Total Asset-Backed Securities
(Cost $87,018) ($ Thousands)		142,064

	Shares
COMMON STOCK — 1.8%
21st Century Oncology Private Company *(E)	15,311	154
Aquity Holdings Inc *(E)	85,745	782
Arctic Canadian Diamond Company Ltd. *(E)	1,054	—
Battalion Oil *	265	5
Berry Corp	331,646	3,423
Cenveo Corporation *(E)	84,157	581
CHC Group *	399	—
Civitas Resources	14,167	846
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	700
Copper Property Pass-Through Certificates *(E)(F)	118,100	1,870
EP Energy *	15,235	1,432
Frontier Communications Parent *	14,807	410
Guitar Center *(E)	13,905	2,447
Gulfport Energy *	8,741	785
Gymboree Holding Corp *(E)(F)	40,312	—
iHeartMedia Inc *	37,193	704
Intelsat Jackson Holdings (E)	39,805	1,353
Knight Energy Services *(E)(K)	1,764	—
Magnachip Semiconductor *	22,871	387
Medical Card Systems *(E)	284,758	170
Monitronics International Inc *(E)	211,006	1,621
MYT Holding LLC *(E)	274,755	482
Neiman Marcus Group *(E)	5,934	991
Neiman Marcus Group *(E)(F)	620	104
Nine West FKA Premier Brands *(E)	92,548	69

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Noble Corp *	15,164	$470
Oasis Petroleum Inc	6,449	943
Parker Drilling *(E)(F)(L)	79,089	395
Penney Borrower LLC *	19,723	227
Quad/Graphics Inc *	54	—
Reichhold Industries *(E)	1,427	2,757
Rue 21 *	1,835	596
SandRidge Energy *	8,295	133
VICI Properties Inc ‡	52,784	1,502
Whiting Petroleum	2,060	168
Windstream Services *	10,897	170

Total Common Stock
(Cost $24,270) ($ Thousands)		26,677

PREFERRED STOCK — 0.4%
Boardriders Inc., 0.000% *(B)(E)(F)	215,931	266
Bowlero, 0.000% *(B)(E)	1,110	1,110
Claire's Stores, 0.000% *(B)(E)(F)	777	944
Crestwood Equity Partners, 9.250% (D)(M)	113,214	1,087
FHLMC, 0.000% *(B)(D)	16,903	66
FNMA, 0.000% *(B)(D)	24,650	101
Foresight, 0.000% *(B)(E)(F)	32,601	522
Guitar Center, 0.000% *(B)(E)	365	36
Gulfport Energy, 0.000% *(B)(E)	28	179
Ladenburg Thalmann Financial Services, 6.500% *	65,290	1,151
MPLX, 8.462% *(D)(E)(L)	23,039	852
MYT Holding LLC, 10.000%	325,766	355

Total Preferred Stock
(Cost $6,143) ($ Thousands)		6,669

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.3%
Air Canada
4.000% , 07/01/2025	$260	382
Chesapeake Energy
5.500% , 12/31/2049	100	2
DISH Network
3.375% , 08/15/2026	465	418
Liberty Latin America
2.000% , 07/15/2024	1,145	1,039
Liberty Media
4.000% , 11/15/2029	575	388
3.750% , 02/15/2030	2,640	1,812

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Pebblebrook Hotel Trust
1.750% , 12/15/2026	$715	$820

Total Convertible Bonds
(Cost $4,601) ($ Thousands)		4,861

	Number of Warrants
WARRANTS — 0.1%
Carestream Health Inc.
Strike Price $– *‡‡(E)	47	–
Chesapeake Energy, Expires 02/12/2026
Strike Price $32.13 *	1,684	100
Chesapeake Energy, Expires 02/12/2026
Strike Price $27.63 *	1,516	97
Chesapeake Energy, Expires 02/12/2026
Strike Price $36.18 *	1,030	57
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(E)	3,680	300
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(E)	3,681	187
Intelsat Jackson Holdings
Strike Price *‡‡	4	–
Neiman Marcus Group
Strike Price *‡‡(E)	3,938	85
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	22,660	405
SandRidge Energy, Expires 10/07/2022
Strike Price $41.34 *	7,165	–
SandRidge Energy, Expires 10/07/2022
Strike Price $42.03 *	3,017	–
Windstream
Strike Price $– *‡‡(E)(F)	104	1
Windstream Services
Strike Price $– *‡‡	12,184	201

Total Warrants
(Cost $578) ($ Thousands)		1,433

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡	8,336	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.300% **†(N)	1,141	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	50,406,687	50,407

Total Cash Equivalent
(Cost $50,407) ($ Thousands)		50,407

Total Investments in Securities — 99.2%
(Cost $1,504,853) ($ Thousands)		$1,501,873

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open centrally cleared swap contracts held by the Fund at March 31, 2022, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDC.NA.HY.37	Sell	5.00%	Quarterly	12/20/2026	(6,803)	$432	$403	$29

Percentages are based on Net Assets of $1,514,118 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $985,798 ($ Thousands), representing 65.1% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Securities considered restricted. The total market value of such securities as of March 31, 2022 was $15,010 ($ Thousands) and represented 1.0% of the Net Assets of the Fund.
(G)	Security is in default on interest payment.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	Zero coupon security.
(K)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(L)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $1,247 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(M)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $1,087 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).
(N)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2022 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
REIT — Real Estate investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	1,123,844	1,820		1,125,664
Loan Participations	–	132,659	11,438		144,097
Asset-Backed Securities	–	–	142,064		142,064
Common Stock	11,438	1,463	13,776		26,677
Preferred Stock	1,543	1,217	3,909		6,669
Convertible Bonds	–	4,861	–		4,861
Warrants	58	802	573		1,433
Rights	–	–	–	^	–	^
Affiliated Partnership	–	1	–		1
Cash Equivalent	50,407	–	–		50,407
Total Investments in Securities	63,446	1,264,847	173,580		1,501,873

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swap
Credit Default Swap*
Unrealized Appreciation	–	29	–	29
Total Other Financial Instruments	–	29	–	29

^ This category includes securities with a value of $0.

* Swap contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

High Yield Bond Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2021	$3,147	$18,534	$163,469	$16,305	$2,647	$548
Accrued discounts/premiums	(96)	(30)	(136)	–	–	–
Realized gain/(loss)	–	24	3,615	1,179	61	–
Change in unrealized appreciation/(depreciation)	161	(619)	2,580	(2,180)	119	70
Purchases	–	397	190	–	1,116	–
Sales	–	(6,868)	(27,654)	(2,881)	(34)	(45)
Net transfer into Level 3	1,177	–	–	1,353	–	–
Net transfer out of Level 3	(2,569)	–	–	–	–	–
Ending Balance as of March 31, 2022 (1)	$1,820	$11,438	$142,064	$13,776	$3,909	$573
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$184	$(577)	$2,589	$(1,644)	$119	$70

(1) Of the $173,580 ($ Thousands) in Level 3 securities as of March 31, 2022, $15,946 ($ Thousands) or 1.1% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the six months ended March 31, 2022, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the six months ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1	$—	$—	$—	$—	$1	1,141	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	72,412	278,520	(300,525)	—	—	50,407	50,406,687	3	—
Totals	$72,413	$278,520	$(300,525)	$—	$—	$50,408		$3	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Conservative Income Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 67.1%
Banks — 0.8%
UBS
0.251%, 07/12/2022 (A)(C)	$1,000	$997
0.228%, 06/17/2022 (A)	1,500	1,499
		2,496
Communication Services — 1.8%
AT&T
0.550%, 04/12/2022 (A)(C)	$2,900	2,899
Verizon Communications
0.710%, 04/06/2022 (A)(C)	2,900	2,900
		5,799
Consumer Discretionary — 1.8%
American Honda Finance
0.650%, 04/11/2022 (A)	2,900	2,899
Hyundai Capital America
0.881%, 04/27/2022 (A)(C)	2,900	2,898
		5,797
Financials — 54.8%
Albion Capital
1.153%, 06/15/2022 (A)	3,118	3,112
Antalis
0.700%, 04/14/2022 (A)(C)	3,000	2,999
0.550%, 04/07/2022 (A)(C)	3,000	3,000
0.350%, 04/04/2022 (A)(C)	3,000	3,000
ANZ New Zealand Int'l
0.249%, 05/05/2022 (A)(C)	2,000	1,999
ASB Finance
0.185%, 06/21/2022 (A)(C)	2,000	1,996
0.180%, 04/06/2022 (A)(C)	5,000	5,000
0.164%, 04/20/2022 (A)(C)	2,000	1,999
Australia & New Zealand Banking Group
0.550%, 05/02/2022 (A)(C)	3,000	2,999
Autobahn Funding
0.420%, 04/25/2022 (A)(C)	6,000	5,998
Bayerische Landesbank
0.400%, 04/05/2022 (A)	5,000	5,000
0.330%, 04/01/2022 (A)	6,000	6,000
Bedford Row Funding
0.330%, 04/06/2022 (A)(C)	8,000	7,999
Bennington Stark Capital
0.500%, 04/14/2022 (A)(C)	3,000	2,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
BNG Bank
0.320%, 04/04/2022 (A)(C)	$5,000	$5,000
BPCE
1.420%, 02/22/2023 (A)(C)	2,000	1,964
Brighthouse Financial
0.500%, 04/07/2022 (A)(C)	4,000	4,000
0.490%, 04/11/2022 (A)(C)	2,000	2,000
0.211%, 04/25/2022 (A)(C)	500	500
Caisse d'Amortissement de la Dette Sociale
0.164%, 04/14/2022 (A)(C)	3,000	2,999
Cancara Asset Securitisation
0.400%, 04/19/2022 (A)	1,800	1,799
CDP Financial
0.691%, 06/02/2022 (A)(C)	2,000	1,998
0.440%, 05/03/2022 (A)(C)	5,000	4,998
Citigroup Global Markets
0.190%, 06/03/2022 (A)(C)	2,000	1,997
Collateralized Commercial Paper FLEX
0.241%, 08/10/2022 (A)(C)	2,500	2,488
Columbia Funding
0.350%, 04/05/2022 (A)(C)	6,000	6,000
Crown Point Capital
0.340%, 04/25/2022 (A)(C)	1,000	1,000
0.320%, 10/07/2022 (A)(C)	1,000	1,000
0.301%, 06/01/2022 (A)(C)	1,500	1,498
0.300%, 10/04/2022 (A)(C)	2,500	2,485
DBS Bank
0.326%, 04/28/2022 (A)(C)	3,000	2,999
Federation des Caisses Desjardins du Quebec
0.468%, 05/03/2022 (A)(C)	4,000	3,998
Goldman Sachs International
0.902%, 06/07/2022 (A)(C)	1,000	998
0.250%, 09/23/2022 (A)(C)	1,000	993
ING US Funding
0.250%, 04/05/2022 (A)(C)	2,000	2,000
Landesbank Baden-Wuerttemberg NY
0.510%, 04/07/2022 (A)	3,000	3,000
Lime Funding
0.520%, 04/21/2022 (A)(C)	6,539	6,537
Lloyds Bank
0.430%, 04/06/2022 (A)	4,000	4,000
Macquarie Bank
1.013%, 06/14/2022 (A)(C)	3,500	3,493
0.406%, 01/04/2023 (A)(C)	1,500	1,498
Mizuho Bank NY
0.545%, 04/18/2022 (A)(C)	5,000	4,999
Nieuw Amsterdam Receivables
0.631%, 04/20/2022 (A)(C)	4,000	3,999
0.600%, 04/08/2022 (A)(C)	4,000	4,000
Nordea Bank Abp
0.306%, 10/21/2022 (A)(C)	1,000	992

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
OMERS Finance Trust
0.450%, 04/19/2022 (A)(C)	$3,000	$2,999
PSP Capital
0.370%, 04/04/2022 (A)(C)	1,500	1,500
Ridgefield Funding
0.200%, 05/02/2022 (A)(C)	2,500	2,498
Sheffield Receivables
0.390%, 04/01/2022 (A)(C)	5,000	5,000
0.000%, 07/26/2022 (A)(C)	2,000	1,998
Skandinaviska Enskilda Banken
0.180%, 05/02/2022 (A)(C)	3,000	2,999
Starbird Funding
0.298%, 05/04/2022 (A)(C)	2,000	1,999
Sumitomo Mitsui Banking
0.350%, 04/07/2022 (A)(C)	1,000	1,000
Swedbank NY
0.175%, 04/20/2022 (A)	2,000	2,000
Toronto-Dominion Bank
1.348%, 02/17/2023 (A)(C)	2,000	1,965
Versailles Commercial Paper
1.053%, 06/09/2022 (A)	3,000	2,995
VW Credit
0.750%, 04/04/2022 (A)(C)	2,900	2,900
Washington Morgan Capital
0.500%, 09/01/2022 (A)(C)	2,000	1,993
Westpac Banking
0.271%, 10/14/2022 (A)(C)	1,000	992
		172,170
Government — 1.3%
NRW Bank
0.351%, 04/06/2022 (A)(C)	4,000	4,000

Information Technology — 1.6%
Fidelity National Information Services
0.771%, 04/06/2022 (A)(C)	2,450	2,450
Fiserv
0.750%, 04/01/2022 (A)(C)	2,500	2,500
		4,950
Materials — 4.4%
Amcor Finance USA
0.951%, 04/19/2022 (A)(C)	2,900	2,899
Great Bear Funding
0.340%, 04/04/2022 (A)(C)	5,000	5,000
Nutrien
0.921%, 05/05/2022 (A)(C)	2,900	2,897

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Sherwin-Williams
0.646%, 04/05/2022 (A)(C)	$2,900	$2,900
		13,696
Utilities — 0.6%
National Grid North America
0.750%, 04/06/2022 (A)(C)	2,000	2,000
Total Commercial Paper
(Cost $210,995) ($ Thousands)		210,908

CORPORATE OBLIGATIONS — 8.0%
Consumer Discretionary — 2.0%
Jets Stadium Development
0.580%, 04/01/2047 (B)(C)	4,000	4,000
Toyota Motor Credit MTN
0.580%, U.S. SOFR + 0.280%, 12/14/2022 (B)	643	643
0.450%, U.S. SOFR + 0.150%, 08/15/2022 (B)	1,752	1,750

		6,393

Financials — 6.0%
Bank of Montreal IL
0.450%, U.S. SOFR + 0.150%, 09/21/2022 (B)	2,000	1,998
Credit Suisse NY
0.506%, SOFRINDX + 0.280%, 02/10/2023 (B)	2,000	1,995
0.493%, U.S. SOFR + 0.200%, 07/15/2022 (B)	1,500	1,499
Goldman Sachs Bank USA NY
0.512%, U.S. SOFR + 0.300%, 03/09/2023 (B)	2,000	1,996
0.319%, U.S. SOFR + 0.170%, 07/26/2022 (B)	1,000	999
Lloyds Bank Corporate Markets NY
0.570%, U.S. SOFR + 0.270%, 01/24/2023 (B)	700	699
MUFG Bank NY
0.600%, U.S. SOFR + 0.300%, 03/10/2023 (B)	1,500	1,496
Natixis NY
0.580%, U.S. SOFR + 0.280%, 02/07/2023 (B)	2,000	1,997
Nordea Bank Abp NY
0.490%, U.S. SOFR + 0.190%, 10/27/2022 (B)	1,000	999
Standard Chartered Bank NY
0.600%, U.S. SOFR + 0.300%, 03/13/2023 (B)	1,000	998

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Banking
0.470%, U.S. SOFR + 0.170%, 09/14/2022 (B)	$2,000	$1,998
Svenska Handelsbanken NY
0.490%, U.S. SOFR + 0.190%, 10/27/2022 (B)	2,000	1,997

		18,671

Total Corporate Obligations
(Cost $25,095) ($ Thousands)		25,064

U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Bills
0.110%, 04/26/2022 (A)	4,043	4,043

Total U.S. Treasury Obligation
(Cost $4,043) ($ Thousands)		4,043

MUNICIPAL BOND — 0.2%
California — 0.2%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
0.520%, 11/01/2035 (B)(C)	750	750

Total Municipal Bond

(Cost $750) ($ Thousands)		750

CERTIFICATES OF DEPOSIT — 23.3%
ASB Bank
0.550%, 09/08/2022 (C)	$2,000	2,000
Bank of Montreal IL
0.633%, 06/06/2022	1,500	1,500
0.546%, 08/15/2022	2,000	2,000
0.509%, 05/16/2022	1,500	1,500
Bank of Nova Scotia
0.470%, 06/17/2022	2,000	2,000
0.210%, 06/03/2022	2,000	1,999
BNP Paribas NY
0.210%, 08/05/2022	2,000	1,999
Canadian Imperial Bank of Commerce NY
0.633%, 06/07/2022	2,000	2,000
0.350%, 01/06/2023	1,000	1,000
0.197%, 07/01/2022	3,000	2,999
0.180%, 06/08/2022	2,000	1,999
Credit Industriel et Commercial
0.365%, 05/06/2022	2,000	2,000
Credit Suisse NY
0.300%, 06/01/2022	1,500	1,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Korea Development Bank NY
0.900%, 09/09/2022	$800	$801
Landesbank Baden-Wuerttemberg NY
0.350%, 04/01/2022	7,000	7,000
Lloyds Bank Corporate Markets NY
0.230%, 08/17/2022	1,200	1,200
Macquarie Bank
0.650%, 03/03/2023 (A)	2,000	1,999
Mitsubishi UFJ Trust and Banking NY
0.300%, 04/22/2022	3,000	3,000
Mizuho Bank NY
0.240%, 04/19/2022	3,000	3,000
MUFG Bank NY
0.330%, 11/01/2022	1,500	1,490
0.300%, 10/31/2022	1,000	993
National Australia Bank
0.420%, 06/16/2022 (C)	1,500	1,499
National Bank of Canada
0.440%, 07/28/2022 (C)	2,000	1,999
Natixis NY
0.220%, 08/05/2022	1,750	1,749
Oversea-Chinese Banking
0.380%, 05/09/2022	2,000	2,000
Skandinaviska Enskilda Banken
0.220%, 09/09/2022 (C)	1,500	1,499
Standard Chartered Bank NY
0.240%, 09/02/2022	1,500	1,499
Sumitomo Mitsui Banking
0.740%, 07/22/2022	3,400	3,401
0.550%, 01/19/2023	1,500	1,498
0.450%, 06/22/2022	1,500	1,499
0.320%, 04/01/2022	2,000	2,000
Toronto-Dominion Bank
0.800%, 03/31/2023	1,500	1,500
0.300%, 10/25/2022	1,500	1,489
UBS
0.350%, 12/08/2022	1,500	1,497
0.217%, 09/22/2022	2,000	1,998
United Overseas Bank
0.250%, 11/07/2022	2,000	1,996
Westpac Banking
0.770%, 03/24/2023 (C)	2,000	2,000
Total Certificates of Deposit
(Cost $73,149) ($ Thousands)		73,101

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Conservative Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	394,714	$395

Total Cash Equivalent
(Cost $395) ($ Thousands)		395

	Face Amount (Thousands)
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities
0.300%, dated 3/31/2022, to be repurchased on 4/1/2022, repurchase price $300,003 (collateralized by GNMA obligations, par value $310,266, 3.000%, 1/20/2052; with total market value $306,000) (D)	$300	300
Goldman Sachs & Co
0.300%, dated 3/31/2022, to be repurchased on 4/1/2022, repurchase price $2,000,017 (collateralized by GNMA obligations, par value $12,173,500, 3.500%, 11/20/2045; with total market value $2,040,000) (D)	2,000	2,000
TD Securities
0.300%, dated 3/31/2022, to be repurchased on 4/1/2022, repurchase price $1,000,008 (collateralized by U.S. Treasury obligations, ranging in par value $100 - $148,000, 0.125% - 3.125%, 4/30/2022 - 11/15/2028; with total market value $1,020,061) (D)	1,000	1,000

Total Repurchase Agreements
(Cost $3,300) ($ Thousands)		3,300

Total Investments in Securities — 101.1%
(Cost $317,727) ($ Thousands)		$317,561

Percentages are based on Net Assets of $314,106 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $194,350 ($ Thousands), representing 61.9% of the Net Assets of the Fund.

(D)	Tri-Party Repurchase Agreement.

Cl — Class
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Custom SOFR Index

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	210,908	–	210,908
Corporate Obligations	–	25,064	–	25,064
U.S. Treasury Obligation	–	4,043	–	4,043
Municipal Bond	–	750	–	750
Certificates of Deposit	–	73,101	–	73,101
Cash Equivalent	395	–	–	395
Repurchase Agreements	–	3,300	–	3,300
Total Investments in Securities	395	317,166	–	317,561

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$87	$2,747	$(2,439)	$—	$—	$395	394,714	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Free Conservative Income Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 74.6%
Arizona — 2.0%
Arizona State University, Board of Regents, Ser A, RB
0.510%, 07/01/2034 (A)	$2,000	$2,000
Avondale, RB
3.000%, 07/01/2022	270	272
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
0.530%, 09/01/2035 (A)(B)	1,500	1,500

		3,772

Connecticut — 1.8%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
0.500%, 11/15/2045 (A)	375	375
Connecticut State, Ser C, GO
0.530%, 05/15/2034 (A)	2,870	2,870

		3,245

District of Columbia — 2.5%
RBC Municipal Products Trust, Ser 2018-G63, GO
0.540%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
0.560%, 10/01/2053 (A)(B)(C)	2,650	2,650

		4,650

Florida — 3.7%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
0.180%, 04/01/2039 (A)	3,800	3,800
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
0.530%, 04/01/2032 (A)(B)	2,895	2,895

		6,695

Georgia — 1.1%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
0.510%, 01/01/2048 (A)(B)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 8.1%
Aurora, Fox Valley Counseling Center, RB
0.520%, 05/01/2028 (A)(B)	$1,710	$1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
0.570%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.510%, 06/01/2029 (A)(B)	3,500	3,500
Illinois State, Finance Authority, Sub-Ser C3A, RB
0.510%, 11/01/2038 (A)	2,400	2,400
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
0.550%, 03/01/2033 (A)(B)(C)	4,250	4,250
University of Illinois, Hospital & Health Sciences System, Ser B, RB
0.520%, 10/01/2026 (A)(B)	1,100	1,100

		14,960

Indiana — 2.3%
Indiana State, Finance Authority, Stadium Project, Ser 2005, RB
0.530%, 02/01/2035 (A)	1,900	1,900
Indiana State, Housing & Community Development Authority, Ser C-3, RB
0.170%, 07/01/2047 (A)	2,400	2,400

		4,300

Iowa — 3.5%
Iowa State, Finance Authority, Bio America Project, RB
0.560%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
0.540%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
0.540%, 05/01/2023 (A)	3,000	3,000

		6,500

Louisiana — 1.0%
Louisiana State, Offshore Terminal Authority, RB
0.530%, 09/01/2033 (A)(B)	1,850	1,850

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
0.550%, 02/01/2041 (A)	$1,070	$1,070

Massachusetts — 3.0%
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB
0.470%, 08/01/2037 (A)	5,605	5,605

Michigan — 1.7%
Central Michigan University, Ser A, RB
0.510%, 10/01/2032 (A)(B)	1,400	1,400
Michigan State University, Ser A, RB
0.520%, 02/15/2033 (A)	1,600	1,600

		3,000

Minnesota — 0.3%
Minneapolis, University Gateway Project, RB
0.510%, 12/01/2040 (A)	500	500

Mississippi — 2.7%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.250%, 12/01/2030 (A)	4,100	4,100
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.250%, 11/01/2035 (A)	900	900

		5,000

Missouri — 2.4%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
0.490%, 04/15/2034 (A)(B)	920	920
RBC Municipal Products Trust, Ser C-16, RB
0.560%, 09/01/2039 (A)(B)(C)	3,500	3,500

		4,420

Nevada — 0.4%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
0.540%, 07/01/2050 (A)(C)	700	700

New Jersey — 7.3%
Deptford, Ser A, GO
1.000%, 07/13/2022	6,100	6,096
Evesham, GO
1.000%, 06/14/2022	4,000	3,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Park Ridge, GO
1.000%, 04/29/2022	$3,257	$3,256

		13,350

New York — 8.2%
Kings Point, GO
1.000%, 07/22/2022	2,115	2,113
New York City, Housing Development Corporation, Multi-Family Housing, Ser I, RB
0.480%, 11/01/2060 (A)	200	200
New York City, Municipal Water Finance Authority, Sub-Ser A-2, RB
0.240%, 06/15/2044 (A)	400	400
New York City, Water & Sewer System, Municipal Water Finance Authority, RB
0.160%, 06/15/2043 (A)	1,165	1,165
New York State, Housing Finance Agency, Ser A, RB
0.530%, 11/01/2050 (A)(B)	2,500	2,500
New York State, Housing Finance Agency, Ser S, RB
0.130%, 11/01/2046 (A)(B)	500	500
Newburgh, GO
1.000%, 05/18/2022	3,370	3,369
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
0.580%, 08/01/2036 (A)(B)	1,100	1,100
RBC Municipal Products Trust, Ser 2018-G5, GO
0.540%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
0.550%, 02/15/2042 (A)(C)	2,000	2,000

		15,247

North Carolina — 2.9%
Charlotte, Governmental Facilities Project, RB
0.500%, 06/01/2033 (A)	1,990	1,990
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.170%, 01/15/2044 (A)(B)	2,600	2,600
North Carolina, Medical Care Commission, Ser A, RB
0.520%, 10/01/2035 (A)	800	800

		5,390

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.5%
Franklin County, Hospital Facilities Revenue, Sub-Ser R, RB
0.550%, 12/01/2028 (A)(B)	$945	$945

Pennsylvania — 3.2%
Butler County, Industrial Development Authority, Ser A-R, RB
0.590%, 05/01/2034 (A)(B)	1,430	1,430
Emmaus, General Authority Revenue, RB
0.450%, 12/01/2028 (A)	200	200
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
0.300%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
0.680%, 12/01/2037 (A)(B)	3,000	3,000
Philadelphia Gas Works, Ser D, RB
0.500%, 08/01/2031 (A)(B)	600	600
South Central, General Authority, Wellspan Health Highland Groups, RB
0.300%, 06/01/2037 (A)	500	500

		5,905

South Dakota — 1.6%
South Dakota State, Housing Development Authority, Ser A, RB
0.500%, 11/01/2062 (A)	2,960	2,960

Tennessee — 0.5%
Clarksville, Public Building Authority, Pooled Financing, RB
0.550%, 06/01/2029 (A)(B)	1,000	1,000

Texas — 9.8%
Houston, Combined Utility System Revenue, RB
0.530%, 05/15/2034 (A)(B)	1,100	1,100
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.610%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
0.560%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
0.550%, 12/01/2040 (A)	2,200	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
0.500%, 07/01/2047 (A)(B)	$1,525	$1,525
Texas State, Veterans Bonds, GO
0.540%, 12/01/2047 (A)	2,120	2,120
0.520%, 12/01/2040 (A)	600	600
0.520%, 12/01/2046 (A)	1,000	1,000
Texas State, Veterans Bonds, Ser A, GO
0.520%, 06/01/2041 (A)	300	300
Texas State, Veterans Bonds, Ser B, GO
0.520%, 12/01/2042 (A)	2,500	2,500

		18,145

Virginia — 1.0%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
0.510%, 05/15/2042 (A)	1,835	1,835

Washington — 0.2%
Port Tacoma, Sub-Ser B, RB
0.490%, 12/01/2044 (A)(B)	300	300

West Virginia — 0.2%
West Virginia, Hospital Finance Authority, West Virginia University, RB
0.500%, 06/01/2034 (A)(B)	375	375

Wisconsin — 2.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.500%, 05/01/2046 (A)	2,000	2,000

		3,845

Total Municipal Bonds
(Cost $137,603) ($ Thousands)		137,564

TAX-EXEMPT COMMERCIAL PAPER — 26.0%
Brownsville, Utility System
0.160%, 04/14/2022	1,500	1,500
Fort Bend, Independent School District
0.600%, 05/27/2022	1,000	1,000
0.550%, 05/27/2022	1,500	1,499
Garland, Water & Sewer
0.450%, 04/14/2022	6,000	5,999
Harris County, Cultural Education Facilities
0.110%, 04/04/2022	2,000	2,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
King County
0.900%, 06/22/2022	$6,400	$6,400
0.450%, 06/09/2022	500	500
Los Angeles, Wastewater System
0.750%, 06/09/2022	1,500	1,500
Memphis
0.520%, 05/10/2022	1,500	1,500
Michigan State University
0.510%, 05/04/2022	5,000	5,000
Nashville & Davidson County
0.750%, 06/02/2022	1,000	1,000
0.610%, 05/19/2022	1,000	1,000
New York State, Power Authority
0.800%, 07/13/2022	2,000	1,999
0.150%, 04/13/2022	3,885	3,884
North East, Independent School District
0.620%, 04/29/2022	7,500	7,499
Port Authority of New York & New Jersey
0.160%, 04/13/2022	2,700	2,699
University of Washington
0.480%, 06/03/2022	3,000	2,998
		47,977
Total Tax-Exempt Commercial Paper
(Cost $47,985) ($ Thousands)		47,977

Total Investments in Securities — 100.6%
(Cost $185,588) ($ Thousands)		$185,541

Percentages are based on Net Assets of $184,362 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $20,500 ($ Thousands), representing 11.1% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation
GO — General Obligation
RB — Revenue Bond
Ser — Series

As of March 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Real Return Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$11,321	$12,565
2.375%, 01/15/2027	7,268	8,431
2.000%, 01/15/2026	7,268	8,144
0.625%, 04/15/2023	18,755	19,554
0.625%, 01/15/2024	20,095	21,134
0.625%, 01/15/2026	15,406	16,424
0.500%, 04/15/2024	11,223	11,796
0.375%, 07/15/2023	21,112	22,160
0.375%, 07/15/2025	18,369	19,426
0.375%, 01/15/2027	14,360	15,219
0.250%, 01/15/2025	16,662	17,473
0.125%, 07/15/2024	18,232	19,133
0.125%, 10/15/2024	16,249	16,996
0.125%, 04/15/2025	13,287	13,887
0.125%, 10/15/2025	13,573	14,226
0.125%, 10/15/2025	2,622	2,749
0.125%, 04/15/2026	12,537	13,104
0.125%, 07/15/2026	15,610	16,407
0.125%, 10/15/2026	17,443	18,335

Total U.S. Treasury Obligations
(Cost $283,889) ($ Thousands)		287,163

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	1,207,648	$1,208

Total Cash Equivalent
(Cost $1,208) ($ Thousands)		1,208

Total Investments in Securities — 100.3%
(Cost $285,097) ($ Thousands)		$288,371

Percentages are based on Net Assets of $287,552 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	287,163	–	287,163
Cash Equivalent	1,208	–	–	1,208
Total Investments in Securities	1,208	287,163	–	288,371

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$987	$44,196	$(43,975)	$—	$—	$1,208	1,207,648	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Dynamic Asset Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 86.7%

Communication Services — 8.4%
Activision Blizzard Inc	14,966	$1,199
Alphabet Inc, Cl A *	5,757	16,012
Alphabet Inc, Cl C *	5,390	15,054
AT&T Inc	137,749	3,255
Charter Communications Inc, Cl A *	2,318	1,265
Comcast Corp, Cl A	87,628	4,103
Discovery Inc, Cl A *	3,413	85
Discovery Inc, Cl C *	6,277	157
DISH Network Corp, Cl A *	5,102	161
Electronic Arts Inc	5,435	688
Fox Corp, Cl A	6,071	239
Fox Corp, Cl B	2,766	100
Interpublic Group of Cos Inc/The	7,327	260
Live Nation Entertainment Inc *	2,607	307
Lumen Technologies	16,983	191
Match Group Inc *	5,506	599
Meta Platforms, Cl A *	44,502	9,895
Netflix Inc *	8,529	3,195
News Corp, Cl A	7,362	163
News Corp, Cl B	2,517	57
Omnicom Group Inc	4,226	359
Paramount Global, Cl B	11,971	453
Take-Two Interactive Software Inc, Cl A *	2,221	341
T-Mobile US Inc *	11,298	1,450
Twitter Inc *	15,352	594
Verizon Communications Inc	80,965	4,124
Walt Disney Co/The *	34,883	4,785

		69,091
Consumer Discretionary — 10.6%
Advance Auto Parts Inc	1,251	259
Amazon.com Inc, Cl A *	8,426	27,468
AutoZone Inc *	415	848
Bath & Body Works Inc	5,029	240
Best Buy Co Inc	4,330	394

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Booking Holdings Inc *	791	$1,858
BorgWarner	4,537	176
Caesars Entertainment Inc *	4,054	314
CarMax Inc *	3,145	303
Carnival Corp *	15,726	318
Chipotle Mexican Grill Inc, Cl A *	541	856
Darden Restaurants Inc	2,547	339
Dollar General Corp	4,514	1,005
Dollar Tree Inc *	4,431	710
Domino's Pizza Inc	670	273
DR Horton Inc	6,265	467
eBay Inc	12,218	700
Etsy Inc *	2,413	300
Expedia Group Inc *	2,812	550
Ford Motor Co	74,982	1,268
Garmin Ltd	2,900	344
General Motors Co *	27,682	1,211
Genuine Parts Co	2,806	354
Hasbro Inc	2,409	197
Hilton Worldwide Holdings Inc *	5,309	806
Home Depot Inc/The	20,129	6,025
Las Vegas Sands Corp *	6,565	255
Lennar Corp, Cl A	5,195	422
LKQ Corp	5,116	232
Lowe's Cos Inc	13,019	2,632
Marriott International Inc/MD, Cl A *	5,264	925
McDonald's Corp	14,395	3,560
MGM Resorts International	7,642	320
Mohawk Industries Inc *	1,020	127
Newell Brands Inc, Cl B	7,154	153
NIKE Inc, Cl B	24,659	3,318
Norwegian Cruise Line Holdings Ltd *	7,514	164
NVR Inc *	59	263
O'Reilly Automotive Inc *	1,304	893
Penn National Gaming Inc *	2,986	127
Pool Corp	716	303
PulteGroup Inc	4,873	204
PVH Corp	1,372	105
Ralph Lauren Corp, Cl A	928	105
Ross Stores Inc	6,807	616
Royal Caribbean Cruises Ltd *	4,256	356
Starbucks Corp	22,069	2,008
Tapestry Inc	5,253	195
Target Corp, Cl A	9,347	1,984
Tesla Inc *	16,088	17,336
TJX Cos Inc/The	23,059	1,397
Tractor Supply Co	2,200	513
Ulta Beauty Inc *	1,014	404
Under Armour Inc, Cl A *	3,517	60
Under Armour Inc, Cl C *	3,934	61
VF Corp	6,219	354
Whirlpool Corp	1,169	202

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wynn Resorts Ltd *	2,145	$171
Yum! Brands Inc	5,599	664

		88,012
Consumer Staples — 5.4%
Altria Group Inc	35,220	1,840
Archer-Daniels-Midland Co	10,758	971
Brown-Forman Corp, Cl B	3,560	239
Campbell Soup Co	4,134	184
Church & Dwight Co Inc	4,634	460
Clorox Co/The	2,338	325
Coca-Cola Co/The	74,660	4,629
Colgate-Palmolive Co	16,071	1,219
Conagra Brands Inc	9,063	304
Constellation Brands Inc, Cl A	3,157	727
Costco Wholesale Corp	8,486	4,887
Estee Lauder Cos Inc/The, Cl A	4,485	1,221
General Mills Inc	11,628	787
Hershey Co/The	2,786	604
Hormel Foods Corp	5,623	290
J M Smucker Co/The	2,030	275
Kellogg Co	5,019	324
Kimberly-Clark Corp	6,446	794
Kraft Heinz Co/The	13,714	540
Kroger Co/The	12,990	745
Lamb Weston Holdings Inc	2,801	168
McCormick & Co Inc/MD	4,793	478
Molson Coors Beverage Co, Cl B	3,595	192
Mondelez International Inc, Cl A	26,702	1,676
Monster Beverage Corp *	7,208	576
PepsiCo Inc	26,592	4,451
Philip Morris International Inc	30,075	2,825
Procter & Gamble Co/The	46,077	7,041
Sysco Corp, Cl A	9,795	800
Tyson Foods Inc, Cl A	5,575	500
Walgreens Boots Alliance Inc	13,716	614
Walmart Inc	27,319	4,068

		44,754
Energy — 3.4%
APA	7,152	296
Baker Hughes Co, Cl A	16,995	619
Chevron Corp	37,072	6,036
ConocoPhillips	25,364	2,536
Coterra Energy Inc	16,041	433
Devon Energy Corp	11,975	708
Diamondback Energy Inc, Cl A	3,283	450
EOG Resources Inc	11,226	1,338
Exxon Mobil Corp	81,581	6,738
Halliburton Co	16,926	641
Hess Corp	5,185	555
Kinder Morgan Inc	37,278	705
Marathon Oil Corp	15,459	388

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Petroleum Corp	11,053	$945
Occidental Petroleum Corp	16,920	960
ONEOK Inc	8,549	604
Phillips 66	8,379	724
Pioneer Natural Resources Co	4,367	1,092
Schlumberger NV, Cl A	26,876	1,110
Valero Energy Corp	7,817	794
Williams Cos Inc/The	23,314	779

		28,451
Financials — 9.6%
Aflac Inc	11,807	760
Allstate Corp/The	5,520	765
American Express Co	11,797	2,206
American International Group Inc	16,136	1,013
Ameriprise Financial Inc	2,190	658
Arthur J Gallagher & Co	3,994	697
Assurant Inc	1,143	208
Bank of America Corp	137,099	5,651
Bank of New York Mellon Corp/The	14,436	716
Berkshire Hathaway Inc, Cl B *	35,170	12,412
BlackRock Inc	2,717	2,076
Brown & Brown Inc	4,539	328
Capital One Financial Corp	8,131	1,068
Cboe Global Markets Inc	2,027	232
Charles Schwab Corp/The	29,005	2,445
Chubb Ltd	8,271	1,769
Cincinnati Financial Corp	2,890	393
Citigroup Inc	38,375	2,049
Citizens Financial Group Inc	8,108	368
CME Group Inc	6,902	1,642
Comerica Inc	2,483	225
Discover Financial Services	5,549	612
Everest Re Group Ltd	773	233
FactSet Research Systems Inc	674	293
Fifth Third Bancorp	13,183	567
First Republic Bank/CA	3,377	547
Franklin Resources Inc	5,343	149
Globe Life Inc	1,800	181
Goldman Sachs Group Inc/The	6,568	2,168
Hartford Financial Services Group Inc/The	6,632	476
Huntington Bancshares Inc/OH	28,162	412
Intercontinental Exchange Inc	10,795	1,426
Invesco Ltd	6,678	154
JPMorgan Chase & Co	56,902	7,757
KeyCorp	18,116	405
Lincoln National Corp	3,195	209
Loews Corp	3,855	250
M&T Bank Corp	2,420	410
MarketAxess Holdings Inc	753	256
Marsh & McLennan Cos Inc	9,671	1,648
MetLife Inc	13,931	979
Moody's Corp	3,093	1,044

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morgan Stanley	27,704	$2,421
MSCI Inc, Cl A	1,577	793
Nasdaq Inc, Cl A	2,207	393
Northern Trust Corp	3,929	457
People's United Financial Inc	8,196	164
PNC Financial Services Group Inc/The	8,109	1,496
Principal Financial Group Inc, Cl A	4,667	343
Progressive Corp/The	11,221	1,279
Prudential Financial Inc	7,318	865
Raymond James Financial Inc	3,472	382
Regions Financial Corp	18,215	405
S&P Global Inc	6,806	2,792
Signature Bank/New York NY, Cl B	1,157	340
SVB Financial Group, Cl B *	1,093	611
Synchrony Financial	10,444	364
T Rowe Price Group Inc	4,283	648
Travelers Cos Inc/The	4,687	856
Truist Financial Corp	25,868	1,467
US Bancorp	25,777	1,370
W R Berkley Corp	4,057	270
Wells Fargo & Co	74,915	3,630
Zions Bancorp NA	3,033	199

		79,402
Health Care — 11.7%
Abbott Laboratories	34,013	4,026
AbbVie Inc	33,982	5,509
ABIOMED Inc *	935	310
Agilent Technologies Inc	5,779	765
Align Technology Inc *	1,395	608
AmerisourceBergen Corp, Cl A	2,851	441
Amgen Inc, Cl A	10,877	2,630
Anthem Inc	4,672	2,295
Baxter International Inc	9,549	740
Becton Dickinson and Co	5,572	1,482
Biogen Inc *	2,849	600
Bio-Rad Laboratories Inc, Cl A *	433	244
Bio-Techne Corp	773	335
Boston Scientific Corp *	27,416	1,214
Bristol-Myers Squibb Co	41,839	3,055
Cardinal Health Inc	5,413	307
Catalent Inc *	3,277	363
Centene Corp *	11,232	946
Cerner Corp	5,812	544
Charles River Laboratories International Inc *	965	274
Cigna Corp	6,199	1,485
Cooper Cos Inc/The, Cl A	966	403
CVS Health Corp	25,461	2,577
Danaher Corp, Cl A	12,255	3,595
DaVita Inc *	1,315	149
Dentsply Sirona Inc	4,221	208
Dexcom Inc *	1,868	956

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	11,988	$1,411
Eli Lilly & Co	15,322	4,388
Gilead Sciences Inc	23,954	1,424
HCA Healthcare Inc	4,579	1,148
Henry Schein Inc *	2,549	222
Hologic Inc *	4,829	371
Humana Inc	2,457	1,069
IDEXX Laboratories Inc *	1,636	895
Illumina Inc *	2,977	1,040
Incyte Corp *	3,671	292
Intuitive Surgical Inc *	6,865	2,071
IQVIA Holdings Inc *	3,669	848
Johnson & Johnson	50,624	8,972
Laboratory Corp of America Holdings *	1,853	489
McKesson Corp	2,972	910
Merck & Co Inc	48,736	3,999
Mettler-Toledo International Inc *	444	610
Moderna Inc *	6,758	1,164
Molina Healthcare Inc *	1,160	387
Organon & Co	4,792	167
PerkinElmer Inc	2,483	433
Pfizer Inc	107,824	5,582
Quest Diagnostics Inc	2,296	314
Regeneron Pharmaceuticals Inc *	2,037	1,423
ResMed Inc	2,800	679
Stryker Corp	6,446	1,723
Teleflex Inc	900	319
Thermo Fisher Scientific Inc	7,540	4,453
UnitedHealth Group Inc	18,137	9,249
Universal Health Services Inc, Cl B	1,492	216
Vertex Pharmaceuticals Inc *	4,884	1,275
Viatris Inc, Cl W *	22,983	250
Waters Corp *	1,178	366
West Pharmaceutical Services Inc	1,449	595
Zimmer Biomet Holdings Inc	4,010	513
Zoetis Inc, Cl A	9,049	1,707

		97,035
Industrials — 6.6%
3M Co	11,035	1,643
A O Smith Corp	2,510	160
Alaska Air Group Inc *	2,514	146
American Airlines Group Inc *	12,281	224
AMETEK Inc	4,406	587
Boeing Co/The *	10,634	2,036
Carrier Global Corp	16,721	767
Caterpillar Inc, Cl A	10,374	2,312
CH Robinson Worldwide Inc	2,598	280
Cintas Corp	1,725	734
Copart Inc *	4,054	509
CSX Corp	42,745	1,601
Cummins Inc	2,765	567
Deere & Co	5,376	2,234

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines Inc, Cl A *	12,184	$482
Dover Corp	2,747	431
Emerson Electric Co	11,519	1,129
Equifax Inc	2,392	567
Expeditors International of Washington Inc	3,292	340
Fastenal Co, Cl A	11,050	656
FedEx Corp	4,702	1,088
Fortive Corp	6,808	415
Fortune Brands Home & Security Inc	2,707	201
Generac Holdings Inc *	1,183	352
General Dynamics Corp	4,507	1,087
General Electric Co	21,271	1,946
Honeywell International Inc	13,282	2,584
Howmet Aerospace Inc	7,232	260
Huntington Ingalls Industries Inc, Cl A	773	154
IDEX Corp	1,448	278
Illinois Tool Works Inc	5,535	1,159
Ingersoll Rand Inc	7,735	389
Jacobs Engineering Group Inc	2,532	349
JB Hunt Transport Services Inc	1,587	319
L3Harris Technologies Inc	3,737	929
Leidos Holdings Inc	2,804	303
Lockheed Martin Corp	4,727	2,087
Masco Corp	4,659	238
Nordson Corp	1,063	241
Norfolk Southern Corp	4,738	1,351
Northrop Grumman Corp	2,863	1,280
Old Dominion Freight Line Inc, Cl A	1,786	533
Otis Worldwide Corp	8,162	628
PACCAR Inc	6,681	588
Parker-Hannifin Corp, Cl A	2,464	699
Quanta Services Inc	2,684	353
Raytheon Technologies Corp	28,826	2,856
Republic Services Inc	4,019	533
Robert Half International Inc	2,184	249
Rockwell Automation Inc	2,255	631
Rollins Inc	4,520	158
Roper Technologies Inc	2,045	966
Snap-on Inc	1,018	209
Southwest Airlines Co, Cl A *	11,327	519
Stanley Black & Decker Inc	3,099	433
Textron Inc	4,286	319
TransDigm Group Inc *	973	634
Union Pacific Corp	12,206	3,335
United Airlines Holdings Inc *	6,078	282
United Parcel Service Inc, Cl B	14,012	3,005
United Rentals Inc *	1,349	479
Verisk Analytics Inc, Cl A	3,090	663
Waste Management Inc	7,418	1,176
Westinghouse Air Brake Technologies Corp	3,562	343
WW Grainger Inc	817	421

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	3,424	$292

		54,719
Information Technology — 24.3%
Adobe Inc *	9,133	4,161
Advanced Micro Devices Inc *	31,515	3,446
Akamai Technologies Inc *	3,063	366
Amphenol Corp, Cl A	11,530	869
Analog Devices Inc	10,300	1,701
ANSYS Inc *	1,640	521
Apple Inc	298,389	52,102
Applied Materials Inc	17,063	2,249
Arista Networks Inc *	4,346	604
Autodesk Inc, Cl A *	4,254	912
Automatic Data Processing Inc	8,054	1,833
Broadcom Inc	7,908	4,980
Broadridge Financial Solutions Inc	2,234	348
Cadence Design Systems Inc *	5,310	873
CDW Corp/DE	2,607	466
Ceridian HCM Holding Inc *	2,606	178
Cisco Systems Inc/Delaware	81,008	4,517
Citrix Systems Inc	2,441	246
Cognizant Technology Solutions Corp, Cl A	10,117	907
Corning Inc, Cl B	14,659	541
DXC Technology Co *	4,809	157
Enphase Energy Inc *	2,608	526
EPAM Systems Inc *	1,061	315
F5 Inc, Cl A *	1,149	240
Fidelity National Information Services Inc, Cl B	11,736	1,179
Fiserv Inc, Cl A *	11,457	1,162
FleetCor Technologies Inc *	1,544	385
Fortinet Inc *	2,607	891
Gartner Inc *	1,613	480
Global Payments Inc	5,594	766
Hewlett Packard Enterprise Co	24,724	413
HP Inc	20,668	750
Intel Corp	78,137	3,872
International Business Machines Corp	17,354	2,256
Intuit Inc	5,451	2,621
IPG Photonics Corp *	676	74
Jack Henry & Associates Inc	1,450	286
Juniper Networks Inc	6,254	232
Keysight Technologies Inc *	3,475	549
KLA Corp	2,946	1,078
Lam Research Corp	2,700	1,452
Mastercard Inc, Cl A	16,636	5,945
Microchip Technology Inc	10,493	788
Micron Technology Inc	21,604	1,683
Microsoft Corp	144,258	44,476
Monolithic Power Systems Inc	870	423
Motorola Solutions Inc	3,286	796
NetApp Inc	4,276	355

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NortonLifeLock Inc	11,409	$303
NVIDIA Corp	48,129	13,132
NXP Semiconductors NV	5,118	947
Oracle Corp, Cl B	30,254	2,503
Paychex Inc	6,180	843
Paycom Software Inc *	887	307
PayPal Holdings Inc *	22,681	2,623
PTC Inc *	2,028	218
Qorvo Inc *	2,131	264
QUALCOMM Inc	21,496	3,285
Salesforce *	18,803	3,992
ServiceNow Inc *	3,763	2,096
Skyworks Solutions Inc	3,095	413
SolarEdge Technologies Inc *	1,064	343
Synopsys Inc *	2,895	965
Teledyne Technologies Inc *	890	421
Teradyne Inc	3,188	377
Texas Instruments Inc	17,719	3,251
Trimble Inc *	4,828	348
Tyler Technologies Inc *	809	360
VeriSign Inc *	1,812	403
Visa Inc, Cl A	31,929	7,081
Western Digital Corp *	5,824	289
Zebra Technologies Corp, Cl A *	977	404

		201,138
Materials — 1.9%
Air Products and Chemicals Inc	4,257	1,064
Albemarle Corp	2,240	495
Avery Dennison Corp	1,619	282
Ball Corp	6,290	566
Celanese Corp, Cl A	2,126	304
CF Industries Holdings Inc	4,090	422
Corteva Inc	14,093	810
Dow Inc	14,321	913
DuPont de Nemours Inc	9,856	725
Eastman Chemical Co	2,510	281
Ecolab Inc	4,775	843
FMC Corp	2,362	311
Freeport-McMoRan Inc, Cl B	28,256	1,405
International Flavors & Fragrances Inc	4,988	655
International Paper Co	7,408	342
LyondellBasell Industries NV, Cl A	5,033	518
Martin Marietta Materials Inc, Cl A	1,222	470
Mosaic Co/The	7,256	482
Newmont Corp	15,358	1,220
Nucor Corp	5,162	767
Packaging Corp of America	1,835	287
PPG Industries Inc	4,507	591
Sealed Air Corp	2,857	191
Sherwin-Williams Co/The, Cl A	4,649	1,161
Vulcan Materials Co	2,539	466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	5,112	$240

		15,811
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	2,712	546
American Tower Corp, Cl A ‡	8,780	2,206
AvalonBay Communities Inc ‡	2,726	677
Boston Properties Inc ‡	2,811	362
CBRE Group Inc, Cl A *	6,396	585
Crown Castle International Corp ‡	8,332	1,538
Digital Realty Trust Inc, Cl A ‡	5,406	767
Duke Realty Corp ‡	7,239	420
Equinix Inc ‡	1,718	1,274
Equity Residential ‡	6,499	584
Essex Property Trust Inc ‡	1,215	420
Extra Space Storage Inc ‡	2,608	536
Federal Realty Investment Trust ‡	1,352	165
Healthpeak Properties Inc ‡	10,261	352
Host Hotels & Resorts Inc ‡	13,523	263
Iron Mountain Inc ‡	5,378	298
Kimco Realty Corp ‡	12,074	298
Mid-America Apartment Communities Inc ‡	2,221	465
Prologis Inc ‡	14,162	2,287
Public Storage ‡	2,895	1,130
Realty Income Corp ‡	10,930	758
Regency Centers Corp ‡	2,994	214
SBA Communications Corp, Cl A ‡	2,088	719
Simon Property Group Inc ‡	6,333	833
UDR Inc ‡	5,695	327
Ventas Inc ‡	7,837	484
Vornado Realty Trust ‡	3,022	137
Welltower Inc ‡	8,409	808
Weyerhaeuser Co ‡	14,248	540

		19,993
Utilities — 2.4%
AES Corp/The	12,555	323
Alliant Energy Corp	4,729	295
Ameren Corp	4,868	456
American Electric Power Co Inc	9,584	956
American Water Works Co Inc	3,476	575
Atmos Energy Corp	2,607	312
CenterPoint Energy Inc	11,686	358
CMS Energy Corp	5,715	400
Consolidated Edison Inc	6,736	638
Constellation Energy	6,272	353
Dominion Energy Inc	15,713	1,335
DTE Energy Co	3,708	490
Duke Energy Corp	14,871	1,661
Edison International	7,304	512
Entergy Corp	3,839	448
Evergy Inc	4,343	297
Eversource Energy	6,608	583

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	18,819	$896
FirstEnergy Corp	10,449	479
NextEra Energy Inc	37,748	3,198
NiSource Inc	7,944	253
NRG Energy Inc	4,496	172
Pinnacle West Capital Corp	2,317	181
PPL Corp	14,625	418
Public Service Enterprise Group Inc	9,611	673
Sempra Energy	6,128	1,030
Southern Co/The	20,256	1,469
WEC Energy Group Inc	6,021	601
Xcel Energy Inc	10,277	742

		20,104
Total Common Stock
(Cost $314,375) ($ Thousands)		718,510

FOREIGN COMMON STOCK — 2.2%

Ireland — 0.7%
Accenture PLC, Cl A	12,195	4,113
Eaton Corp PLC	7,666	1,163

		5,276

Switzerland — 0.1%
TE Connectivity Ltd	6,280	822

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Kingdom — 1.4%
Allegion PLC	1,733	$190
Amcor PLC	29,272	332
Aon PLC, Cl A	4,162	1,355
Aptiv PLC *	5,156	617
Johnson Controls International PLC	13,557	889
Linde PLC	9,831	3,141
Medtronic PLC	26,020	2,887
Nielsen Holdings PLC	6,834	186
Pentair PLC	3,064	166
Seagate Technology Holdings PLC	4,005	360
STERIS PLC	1,874	453
Trane Technologies PLC	4,543	694
Willis Towers Watson PLC	2,363	558

		11,828

Total Foreign Common Stock
(Cost $8,331) ($ Thousands)		17,926

Total Investments in Securities — 88.9%
(Cost $322,706) ($ Thousands)		$736,436

	Contracts
PURCHASED SWAPTION* — 1.9%
Total Purchased Swaption (A)
(Cost $7,544) ($ Thousands)	126,633,735	$15,325

A list of the open OTC swaption contracts held by the Fund at March 31, 2022 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.8%
Call Swaptions
SWAPTION 3Y30Y 1.985% PAY*	Bank of America Merrill Lynch	45,991,255	$1.99	08/17/2024	$5,967
SWAPTION 3Y30Y 2.000% PAY*	Bank of America Merrill Lynch	80,642,481	$2.00	08/19/2023	9,358
Total Purchased Swaptions		126,633,736			$15,325

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI^	408	Jun-2022	$86,221	$92,427	$6,206
			$86,221	$92,427	$6,206

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Dynamic Asset Allocation Fund (Concluded)

A list of the open OTC swap agreements held by the Fund at March 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	BCOMTR	BCOMTR	0.10%	Quarterly	06/09/2022	USD	(39,662)	$(442)	$–	$(442)
								$(442)	$–	$(442)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
1-Year CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	27,761	$4,987	$–	$4,987
USD-SOFR-OIS COMPOUND	1.66%	Annually	11/24/2031	USD	92,069	1,215	–	1,215
						$6,202	$–	$6,202

Percentages are based on Net Assets of $828,395 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2022.
(A)	Refer to table below for details on Swaption Contracts.

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	718,510	–	–	718,510
Foreign Common Stock	17,926	–	–	17,926
Total Investments in Securities	736,436	–	–	736,436

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	15,325	–	15,325
Futures Contracts*
Unrealized Appreciation	6,206	–	–	6,206
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(442)	–	(442)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	6,202	–	6,202
Total Other Financial Instruments	6,206	21,085	–	27,291

*	Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 26.5%

Communication Services — 5.1%
Activision Blizzard Inc	65,120	$5,217
Alphabet Inc, Cl A *	293	815
Altice USA Inc, Cl A *	2,470	31
AMC Networks Inc, Cl A *	1,282	52
Audacy Inc, Cl A *	5,141	15
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	26
Cogent Communications Holdings Inc	5,215	346
DISH Network Corp, Cl A *	63,704	2,016
Hemisphere Media Group Inc, Cl A *	7,031	32
Pinterest Inc, Cl A *	25,968	639
Snap Inc, Cl A *	36,308	1,307
Spanish Broadcasting System, Cl A	1,428	5
Take-Two Interactive Software Inc, Cl A *	4,227	650
TEGNA Inc	72,341	1,620
T-Mobile US Inc *	6,765	868
Twitter Inc *	10,762	416
United States Cellular Corp *	2,408	73
Urban One	4,577	23
Urban One, Cl A	5,968	37
Verizon Communications Inc	51,679	2,633
Windstream Services *	5,206	81
ZoomInfo Technologies, Cl A *	27,485	1,642
Zynga Inc, Cl A *	452,670	4,183

		22,727
Consumer Discretionary — 2.0%
Accel Entertainment, Cl A *	4,386	53
Amazon.com Inc, Cl A *	395	1,288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AMMO *	100,304	$481
Booking Holdings Inc *	319	749
Caesars Entertainment Inc *	738	57
Cenveo Corporation *(A)	6,082	42
Deckers Outdoor Corp *	2,334	639
Everi Holdings Inc *	2,472	52
Full House Resorts *	38,153	367
Guitar Center *(A)(B)	2,167	381
Houghton Mifflin Harcourt Co *	3,153	66
iRobot *	5,009	318
JD.com ADR *	4,164	241
Kohl's Corp	784	47
Shake Shack Inc, Cl A *	4,862	330
Skechers USA Inc, Cl A *	8,408	343
Tenneco Inc, Cl A *	25,366	465
Terminix Global Holdings Inc *	34,927	1,594
Wynn Resorts Ltd *	16,228	1,294

		8,807
Consumer Staples — 0.5%
Coty Inc, Cl A *	223,642	2,011
Rite Aid *	1,872	16
Sanderson Farms Inc	716	134

		2,161
Energy — 1.9%
APA	16,456	680
Civitas Resources	2,332	139
Halliburton Co (O)	71,294	2,700
Kinetik Holdings, Cl A	5,000	325
KLX Energy Services Holdings *	51,678	267
NexGen Energy *	131,430	744
Parker Drilling *(A)(C)(D)	4,414	23
ProPetro Holding Corp * (O)	178,116	2,481
Tellurian *	3,721	20
Viper Energy Partners LP (E)(O)	39,438	1,166

		8,545
Financials — 2.1%
Advanced Merger Partners *	255	3
AF Acquisition	2,804	28
BOA Acquisition	6,484	65
Build Acquisition *	1,560	15
DHC Acquisition *	1,425	14
Digital Transformation Opportunities	8,908	87
First Horizon Corp	230,980	5,426
GX Acquisition II, Cl A	10,918	106
Leo Holdings II	1,439	14
NightDragon Acquisition	1,439	14
Noble Corp *	1,654	51
Orion Acquisition	2,436	24
Penney Borrower LLC *	3,070	35
PepperLime Health Acquisition *	648	7
Plum Acquisition I, Cl A *	5,674	55

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ribbit LEAP *(C)	56,719	$564
RXR Acquisition *	3,781	37
Silvergate Capital, Cl A *	5,553	836
Social Leverage Acquisition I	66	1
TCV Acquisition, Cl A	50,160	490
TPB Acquisition I	86	1
Wintrust Financial Corp	7,043	655
Zions Bancorp NA	17,402	1,141

		9,669
Health Care — 1.0%
Bausch Health *	31,012	708
Cerner Corp	12,192	1,141
Incyte Corp *	2,155	171
Natera Inc *	8,230	335
Ortho Clinical Diagnostics Holdings *	41,299	771
STAAR Surgical Co *	8,311	664
Tilray Brands *	2,853	22
Viatris Inc, Cl W *	59,715	650

		4,462
Industrials — 2.3%
Air Transport Services Group Inc * (O)	79,250	2,651
Clean Harbors Inc *	8,541	953
GFL Environmental	1,235	40
Kirby Corp * (O)	35,373	2,554
Meritor Inc *	6,405	228
Monitronics International Inc *(A)(B)	18,437	142
Nielsen Holdings PLC	33,312	907
SkyWest Inc *	12,867	371
Thomson Reuters	7,944	865
Timken Co/The	2,568	156
Uber Technologies Inc *	26,634	950
Vertiv Holdings Co, Cl A	25,300	354

		10,171
Information Technology — 7.0%
Advanced Micro Devices Inc *	6,971	762
Alteryx Inc, Cl A *	2,667	191
Anaplan Inc *	10,556	687
Aquity Holdings Inc *(A)	3,945	36
Bill.com Holdings Inc *	4,756	1,079
CDW Corp/DE	2,444	437
Cirrus Logic Inc *	8,122	689
Citrix Systems Inc	6,183	624
CMC Materials Inc	3,069	569
CommScope Holding Co Inc *	86,352	680
Coupa Software Inc *	5,003	508
Digital Turbine Inc *	8,010	351
Dlocal Ltd/Uruguay, Cl A *	21,867	684
DocuSign Inc, Cl A *	19,092	2,045
Dynatrace Inc *	18,491	871
Everbridge Inc *	15,600	681
Flex *	91,773	1,702

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuit Inc	2,254	$1,084
ironSource, Cl A *	81,284	390
Mandiant Inc *	5,574	124
Mastercard Inc, Cl A	2,480	886
Microsoft Corp	2,948	909
Mimecast Ltd *	4,891	389
MoneyGram International Inc *	18,704	198
MongoDB Inc, Cl A *	987	438
National Instruments Corp	8,468	344
NeoPhotonics Corp *	86,141	1,310
Oracle Corp, Cl B	5,288	437
Palo Alto Networks Inc *	1,665	1,037
Procore Technologies Inc *	3,361	195
QUALCOMM Inc	2,383	364
Salesforce *	15,415	3,273
Shift4 Payments Inc, Cl A *	14,613	905
Squarespace *	2,987	77
SS&C Technologies Holdings Inc	20,779	1,559
Stratim Cloud Acquisition *(A)	949	9
Twilio Inc, Cl A *	8,022	1,322
Vishay Intertechnology Inc (O)	111,284	2,181
Vonage Holdings Corp *	12,244	248
Vontier Corp	55,584	1,411

		31,686
Materials — 2.8%
Alcoa Corp (O)	28,176	2,537
Allegheny Technologies Inc * (O)	51,443	1,381
Arctic Canadian Diamond Company Ltd. *(A)	228	—
Ardagh Metal Packaging *	6,209	50
Atotech *	5,420	119
Century Aluminum Co * (O)	91,037	2,395
Constellium, Cl A * (O)	82,672	1,488
Eagle Materials Inc (O)	15,327	1,967
Ferro *	5,328	116
Libbey Glass Inc. *(A)	1,227	15
Olin Corp (O)	48,646	2,543

		12,611
Real Estate — 1.4%
Copper Property Pass-Through Certificates *(A)(D)	18,673	296
Healthcare Trust of America Inc, Cl A ‡	48,125	1,508
Kimco Realty Corp ‡	85,569	2,113
Park Hotels & Resorts Inc ‡	123,647	2,415

		6,332
Utilities — 0.4%
South Jersey Industries Inc, Cl A	54,996	1,900
Vistra Corp	4,137	96

		1,996

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $114,950) ($ Thousands)		$119,167

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 17.5%
Communication Services — 3.0%
Altice France
5.500%, 10/15/2029 (F)	$120	108
Altice France Holding
10.500%, 05/15/2027 (F)	1,496	1,566
AMC Entertainment Holdings
6.125%, 05/15/2027	55	39
5.750%, 06/15/2025	5	4
AMC Networks
4.250%, 02/15/2029	280	261
Audacy Capital
6.750%, 03/31/2029 (F)	96	90
6.500%, 05/01/2027 (F)	125	117
CCO Holdings
5.375%, 06/01/2029 (F)	50	50
4.500%, 08/15/2030 (F)	200	188
4.250%, 01/15/2034 (F)	395	343
Clear Channel International BV
6.625%, 08/01/2025 (F)	207	211
Connect Finco SARL
6.750%, 10/01/2026 (F)	2,689	2,736
DISH DBS
7.750%, 07/01/2026	225	223
7.375%, 07/01/2028	105	99
5.750%, 12/01/2028 (F)	135	128
5.250%, 12/01/2026 (F)	25	24
5.125%, 06/01/2029	145	123
Gray Television
7.000%, 05/15/2027 (F)	268	277
iHeartCommunications
8.375%, 05/01/2027	301	311
6.375%, 05/01/2026	258	265
Salem Media Group
6.750%, 06/01/2024 (F)	221	218
Scripps (Escrow Security)
5.875%, 07/15/2027 (F)	349	349
Scripps II (Escrow Security)
5.375%, 01/15/2031 (F)	57	55
Sinclair Television Group
4.125%, 12/01/2030 (F)	245	218
Spanish Broadcasting System
9.750%, 03/01/2026 (F)	158	159
Stagwell Global
5.625%, 08/15/2029 (F)	467	441

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TEGNA
5.000%, 09/15/2029		$903	$905
4.625%, 03/15/2028		1,769	1,760
T-Mobile USA
3.500%, 04/15/2031		65	61
3.375%, 04/15/2029		65	62
Trilogy International South Pacific
8.875%, 05/15/2023 (F)		316	313
Urban One
7.375%, 02/01/2028 (F)		634	636
Windstream Escrow
7.750%, 08/15/2028 (F)		514	524
Wp
5.500%, 01/15/2030	EUR	145	151

			13,015

Consumer Discretionary — 3.6%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (F)		$135	130
3.500%, 02/15/2029 (F)		69	64
Abercrombie & Fitch Management
8.750%, 07/15/2025 (F)		202	213
Albion Financing 2SARL
8.750%, 04/15/2027 (F)		158	152
Allen Media
10.500%, 02/15/2028 (F)		363	358
Altice Financing
5.750%, 08/15/2029 (F)		225	204
American Greetings
8.750%, 04/15/2025 (F)		265	260
Bath & Body Works
7.600%, 07/15/2037		5	5
6.750%, 07/01/2036		175	178
6.625%, 10/01/2030 (F)		60	63
BCP V Modular Services Finance
6.750%, 11/30/2029	EUR	125	126
Beazer Homes USA
6.750%, 03/15/2025		$42	42
Bloomin' Brands
5.125%, 04/15/2029 (F)		220	208
Caesars Entertainment
8.125%, 07/01/2027 (F)		657	704
Caesars Resort Collection
5.750%, 07/01/2025 (F)		407	415
Carnival
10.500%, 02/01/2026 (F)		95	106
9.875%, 08/01/2027 (F)		270	298
5.750%, 03/01/2027 (F)		15	14
4.000%, 08/01/2028 (F)		45	42
Cengage Learning
9.500%, 06/15/2024 (F)		390	389

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
4.375%, 05/15/2026	EUR	100	$110
Constellation
8.500%, 09/15/2025 (F)		$72	67
CSC Holdings
5.750%, 01/15/2030 (F)		640	570
4.625%, 12/01/2030 (F)		187	156
Cumulus Media New Holdings
6.750%, 07/01/2026 (F)		199	199
Diamond Sports Group
6.625%, 08/15/2027 (F)		312	64
5.375%, 08/15/2026 (F)		440	171
Directv Financing
5.875%, 08/15/2027 (F)		80	79
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (F)		61	53
EC Finance
3.000%, 10/15/2026	EUR	427	465
Empire Resorts
7.750%, 11/01/2026 (F)		$460	449
Fertitta Entertainment
6.750%, 01/15/2030 (F)		309	284
Full House Resorts
8.250%, 02/15/2028 (F)		135	138
Golden Entertainment
7.625%, 04/15/2026 (F)		442	460
Goodyear Tire & Rubber
9.500%, 05/31/2025		110	116
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (F)		380	397
Jacobs Entertainment
6.750%, 02/15/2029 (F)		140	141
Las Vegas Sands
2.900%, 06/25/2025		79	74
Liberty Interactive
8.250%, 02/01/2030		325	297
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (F)		313	311
NCL
7.750%, 02/15/2029 (F)		138	139
5.875%, 03/15/2026 (F)		201	191
5.875%, 02/15/2027 (F)		220	217
3.625%, 12/15/2024 (F)		263	248
Panther BF Aggregator 2
8.500%, 05/15/2027 (F)		175	182
Party City Holdings
5.750%, ICE LIBOR USD 6 Month + 5.000%, 07/15/2025 (F)(G)		103	93
PetSmart
7.750%, 02/15/2029 (F)		103	106
4.750%, 02/15/2028 (F)		383	370

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Radiate Holdco
6.500%, 09/15/2028 (F)		$63	$60
Royal Caribbean Cruises
11.500%, 06/01/2025 (F)		167	184
10.875%, 06/01/2023 (F)		120	128
9.125%, 06/15/2023 (F)		65	68
5.500%, 08/31/2026 (F)		90	87
Scientific Games International
8.250%, 03/15/2026 (F)		41	43
Staples
10.750%, 04/15/2027 (F)		172	153
7.500%, 04/15/2026 (F)		69	67
StoneMor
8.500%, 05/15/2029 (F)		300	297
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (F)		235	231
Tenneco
5.125%, 04/15/2029 (F)		2,019	2,006
5.000%, 07/15/2026		827	814
Terrier Media Buyer
8.875%, 12/15/2027 (F)		295	300
Travel + Leisure
4.500%, 12/01/2029 (F)		139	129
VOC Escrow
5.000%, 02/15/2028 (F)		155	144
VZ Secured Financing BV
5.000%, 01/15/2032 (F)		145	136
White Capital Buyer
6.875%, 10/15/2028 (F)		51	48
White Capital Parent
8.250%cash/9.000% PIK, 03/15/2026 (F)		97	95
William Hill MTN
4.750%, 05/01/2026	GBP	200	265
Wynn Las Vegas
5.500%, 03/01/2025 (F)		$50	50
5.250%, 05/15/2027 (F)		60	58
Wynn Macau
5.625%, 08/26/2028 (F)		5	4
5.500%, 01/15/2026 (F)		50	46
5.500%, 10/01/2027 (F)		30	26
5.125%, 12/15/2029 (F)		10	8
Wynn Resorts Finance
7.750%, 04/15/2025 (F)		120	125
5.125%, 10/01/2029 (F)		205	193
Yum! Brands
5.375%, 04/01/2032		160	160

			16,043

Consumer Staples — 0.7%
Albertsons
7.500%, 03/15/2026 (F)		1,452	1,534

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BellRing Brands
7.000%, 03/15/2030 (F)	$240	$245
New Albertsons
8.700%, 05/01/2030	235	270
8.000%, 05/01/2031	60	67
Post Holdings
5.500%, 12/15/2029 (F)	5	5
4.625%, 04/15/2030 (F)	95	85
4.500%, 09/15/2031 (F)	30	27
Rite Aid
8.000%, 11/15/2026 (F)	76	70
7.700%, 02/15/2027	345	269
US Foods
6.250%, 04/15/2025 (F)	157	161
Vector Group
10.500%, 11/01/2026 (F)	225	230
5.750%, 02/01/2029 (F)	305	278

		3,241

Energy — 3.2%
Aethon United BR
8.250%, 02/15/2026 (F)	160	166
Antero Midstream Partners
7.875%, 05/15/2026 (F)	15	16
5.750%, 03/01/2027 (F)	125	127
Antero Resources
7.625%, 02/01/2029 (F)	102	110
Ascent Resources Utica Holdings
5.875%, 06/30/2029 (F)	105	104
Blue Racer Midstream
7.625%, 12/15/2025 (F)	111	116
6.625%, 07/15/2026 (F)	155	157
Calumet Specialty Products Partners
11.000%, 04/15/2025 (F)	166	172
Carrizo Oil & Gas
8.250%, 07/15/2025	200	202
Chesapeake Energy
6.750%, 04/15/2029 (F)	375	397
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (A)(B)	225	4
CITGO Petroleum
7.000%, 06/15/2025 (F)	206	207
CNX Midstream Partners
4.750%, 04/15/2030 (F)	25	23
CNX Resources
7.250%, 03/14/2027 (F)	95	101
Comstock Resources
7.500%, 05/15/2025 (F)	201	204
Crescent Energy Finance
7.250%, 05/01/2026 (F)	138	139
Crestwood Midstream Partners
8.000%, 04/01/2029 (F)	319	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CrownRock
5.625%, 10/15/2025 (F)	$334	$340
DCP Midstream Operating
3.250%, 02/15/2032	125	113
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (F)	122	126
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%(G)(H)	83	74
EnLink Midstream
5.625%, 01/15/2028 (F)	80	82
5.375%, 06/01/2029	60	60
EnLink Midstream Partners
5.600%, 04/01/2044	63	54
EQT
7.500%, 02/01/2030	115	133
6.625%, 02/01/2025	50	53
Genesis Energy
8.000%, 01/15/2027	245	252
7.750%, 02/01/2028	160	161
Greenfire Resources
12.000%, 08/15/2025 (F)	272	288
Harvest Midstream I
7.500%, 09/01/2028 (F)	467	477
ITT Holdings
6.500%, 08/01/2029 (F)	115	106
KLX Energy Services Holdings
11.500%, 11/01/2025	984	674
Laredo Petroleum
10.125%, 01/15/2028	95	102
9.500%, 01/15/2025	125	130
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031	640	589
MEG Energy
7.125%, 02/01/2027 (F)	225	235
Nabors Industries
7.500%, 01/15/2028 (F)	171	167
7.375%, 05/15/2027 (F)	151	157
New Fortress Energy
6.750%, 09/15/2025 (F)	86	87
6.500%, 09/30/2026 (F)	69	68
NGL Energy Operating
7.500%, 02/01/2026 (F)	120	118
NGL Energy Partners
7.500%, 11/01/2023	400	383
7.500%, 04/15/2026	165	144
6.125%, 03/01/2025	145	126
Northern Oil and Gas
8.125%, 03/01/2028 (F)	225	234
Occidental Petroleum
6.125%, 01/01/2031	40	45
5.500%, 12/01/2025	70	74

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 06/15/2045		$120	$116
4.500%, 07/15/2044		10	10
4.400%, 04/15/2046		10	10
PBF Holding
9.250%, 05/15/2025 (F)		340	350
7.250%, 06/15/2025		150	136
6.000%, 02/15/2028		10	8
Petroleos Mexicanos
6.950%, 01/28/2060		2,017	1,637
6.875%, 10/16/2025 (F)		223	234
6.700%, 02/16/2032 (F)		156	148
Petroleos Mexicanos MTN
6.750%, 09/21/2047		1,310	1,065
Rockcliff Energy II
5.500%, 10/15/2029 (F)		512	512
Secure Energy Services
7.250%, 12/30/2026 (F)	CAD	221	178
Shelf Drilling Holdings
8.875%, 11/15/2024 (F)		$60	61
8.250%, 02/15/2025 (F)		305	251
SM Energy
10.000%, 01/15/2025 (F)		486	531
Strathcona Resources
6.875%, 08/01/2026 (F)		320	322
Tallgrass Energy Partners
6.000%, 09/01/2031 (F)		272	262
Targa Resources Partners
4.000%, 01/15/2032		145	140
Transocean
11.500%, 01/30/2027 (F)		185	191
6.800%, 03/15/2038		290	194

			14,594

Financials — 1.0%
AG Issuer
6.250%, 03/01/2028 (F)		180	180
Asteroid Private Merger Sub
8.500%, 11/15/2029 (F)		135	131
Barclays
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(G)(H)		160	166
Enact Holdings
6.500%, 08/15/2025 (F)		140	144
Finance of America Funding
7.875%, 11/15/2025 (F)		475	442
Freedom Mortgage
8.250%, 04/15/2025 (F)		398	397
6.625%, 01/15/2027 (F)		360	334
Home Point Capital
5.000%, 02/01/2026 (F)		235	193
Jane Street Group
4.500%, 11/15/2029 (F)		220	208

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LD Holdings Group
6.500%, 11/01/2025 (F)		$165	$155
6.125%, 04/01/2028 (F)		130	115
New Residential Investment
6.250%, 10/15/2025 (F)		280	269
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	20
3.500%, 01/23/2043		280	282
OneMain Finance
7.125%, 03/15/2026		$105	112
6.875%, 03/15/2025		100	105
PennyMac Financial Services
5.750%, 09/15/2031 (F)		15	13
4.250%, 02/15/2029 (F)		160	137
Sabre GLBL
9.250%, 04/15/2025 (F)		259	287
Starwood Property Trust
4.375%, 01/15/2027 (F)		20	19
Tunisian Republic
5.750%, 01/30/2025		220	147
United Wholesale Mortgage
5.750%, 06/15/2027 (F)		220	204
VistaJet Malta Finance
6.375%, 02/01/2030 (F)		200	188
WeWork
7.875%, 05/01/2025 (F)		519	469
5.000%, 07/10/2025 (F)		97	82

			4,799

Health Care — 1.4%
Akumin
7.000%, 11/01/2025 (F)		440	365
Akumin Escrow
7.500%, 08/01/2028 (F)		125	99
Bausch Health
9.000%, 12/15/2025 (F)		109	113
7.250%, 05/30/2029 (F)		215	183
7.000%, 01/15/2028 (F)		70	63
6.250%, 02/15/2029 (F)		315	258
5.250%, 01/30/2030 (F)		155	122
5.000%, 02/15/2029 (F)		218	170
4.875%, 06/01/2028 (F)		35	34
Bausch Health Americas
9.250%, 04/01/2026 (F)		68	70
Cano Health
6.250%, 10/01/2028 (F)		415	398
Centene
4.625%, 12/15/2029		198	200
3.375%, 02/15/2030		238	224
CHS
8.000%, 03/15/2026 (F)		406	423
6.125%, 04/01/2030 (F)		267	249

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2031 (F)		$103	$97
Embecta
6.750%, 02/15/2030 (F)		165	165
Endo
5.875%, 10/15/2024 (F)		85	80
Endo DAC
9.500%, 07/31/2027 (F)		194	170
6.000%, 06/30/2028 (F)		193	109
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (F)		25	23
Envision Healthcare
8.750%, 10/15/2026 (F)		155	75
FXI Holdings
12.250%, 11/15/2026 (F)		184	199
7.875%, 11/01/2024 (F)		170	169
Lannett
7.750%, 04/15/2026 (F)		410	223
Minerva Merger Sub
6.500%, 02/15/2030 (F)		137	133
Prestige Brands
5.125%, 01/15/2028 (F)		13	13
Prime Security Services Borrower
6.250%, 01/15/2028 (F)		225	220
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (F)		527	551
Surgery Center Holdings
10.000%, 04/15/2027 (F)		479	503
Tenet Healthcare
4.375%, 01/15/2030 (F)		170	163
Varex Imaging
7.875%, 10/15/2027 (F)		183	194
Verisure Midholding
5.250%, 02/15/2029	EUR	131	134

			6,192

Industrials — 1.5%
American Airlines
5.750%, 04/20/2029 (F)		$135	134
5.500%, 04/20/2026 (F)		90	91
Avianca Midco 2
9.000%, 12/01/2028 (F)		368	348
Bombardier
7.875%, 04/15/2027 (F)		65	64
7.500%, 12/01/2024 (F)		21	22
7.500%, 03/15/2025 (F)		91	91
Builders FirstSource
6.750%, 06/01/2027 (F)		323	335
5.000%, 03/01/2030 (F)		56	55
4.250%, 02/01/2032 (F)		352	328
Delta Air Lines
7.000%, 05/01/2025 (F)		79	84

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (F)		$240	$251
6.500%, 10/01/2025 (F)		50	50
GFL Environmental
4.750%, 06/15/2029 (F)		70	67
4.375%, 08/15/2029 (F)		105	97
Icahn Enterprises
4.375%, 02/01/2029		165	151
Meritor
4.500%, 12/15/2028 (F)		2,387	2,393
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(I)		495	–
OT Merger
7.875%, 10/15/2029 (F)		165	143
Silver Airways LLC
13.000%, 12/31/2027 (A)(B)		192	192
Spirit Loyalty Cayman
8.000%, 09/20/2025 (F)		197	210
Team Health Holdings
6.375%, 02/01/2025 (F)		120	108
Tervita
11.000%, 12/01/2025 (F)		73	83
TransDigm
8.000%, 12/15/2025 (F)		324	339
6.250%, 03/15/2026 (F)		437	449
Triumph Group
7.750%, 08/15/2025		220	221
6.250%, 09/15/2024 (F)		20	20
Tutor Perini
6.875%, 05/01/2025 (F)		370	352
Western Global Airlines
10.375%, 08/15/2025 (F)		90	97

			6,775

Information Technology — 1.0%
Arches Buyer
6.125%, 12/01/2028 (F)		165	153
Banff Merger Sub
8.375%, 09/01/2026	EUR	111	123
Boxer Parent
9.125%, 03/01/2026 (F)		$158	163
Castle US Holding
9.500%, 02/15/2028 (F)		170	169
CommScope
8.250%, 03/01/2027 (F)		185	180
7.125%, 07/01/2028 (F)		180	163
6.000%, 03/01/2026 (F)		150	152
CommScope Technologies
6.000%, 06/15/2025 (F)		188	178
5.000%, 03/15/2027 (F)		35	30

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Magnum Holdings
5.375%, 10/31/2026 (F)	$138	$136
MoneyGram International
5.375%, 08/01/2026 (F)	1,261	1,313
Plantronics
4.750%, 03/01/2029 (F)	872	898
Presidio Holdings
8.250%, 02/01/2028 (F)	524	534
Twilio
3.875%, 03/15/2031	65	60
3.625%, 03/15/2029	65	61
Veritas US
7.500%, 09/01/2025 (F)	6	6
Virtusa
7.125%, 12/15/2028 (F)	207	192

		4,511

Materials — 1.6%
Arconic
6.000%, 05/15/2025 (F)	137	140
Ardagh Packaging Finance
5.250%, 08/15/2027 (F)	193	178
Baffinland Iron Mines
8.750%, 07/15/2026 (F)	390	407
BWAY Holding
7.250%, 04/15/2025 (F)	138	137
CEMEX Materials
7.700%, 07/21/2025 (F)	265	283
Cleveland-Cliffs
9.875%, 10/17/2025 (F)	88	98
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (F)	166	156
Cornerstone Chemical
6.750%, 08/15/2024 (F)	1,155	1,063
Domtar
6.750%, 10/01/2028 (F)	285	286
First Quantum Minerals
7.500%, 04/01/2025 (F)	545	553
6.500%, 03/01/2024 (F)	208	210
Freeport-McMoRan
5.450%, 03/15/2043	185	207
Intertape Polymer Group
4.375%, 06/15/2029 (F)	252	259
LABL Escrow Issuer
6.750%, 07/15/2026 (F)	61	60
LSB Industries
6.250%, 10/15/2028 (F)	230	233
Mauser Packaging Solutions Holding
8.500%, 04/15/2024 (F)	367	374
Mineral Resources
8.125%, 05/01/2027 (F)	105	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mountain Province Diamonds
8.000%, 12/15/2022 (D)(F)	$390	$388
NMG Holding
7.125%, 04/01/2026 (D)(F)	190	195
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(D)(F)(I)	460	–
Olympus Water US Holding
6.250%, 10/01/2029 (F)	156	138
Rain CII Carbon
7.250%, 04/01/2025 (F)	390	380
Rayonier AM Products
7.625%, 01/15/2026 (F)	152	151
Tacora Resources
8.250%, 05/15/2026 (F)	295	285
Trident Merger Sub
6.625%, 11/01/2025 (F)	79	77
Trident TPI Holdings
9.250%, 08/01/2024 (F)	159	160
Tronox
4.625%, 03/15/2029 (F)	703	658

		7,185

Real Estate — 0.1%
Diversified Healthcare Trust
9.750%, 06/15/2025	210	221
4.375%, 03/01/2031	85	73
Outfront Media Capital
6.250%, 06/15/2025 (F)	135	139
Service Properties Trust
4.375%, 02/15/2030	86	71
3.950%, 01/15/2028	138	117

		621

Utilities — 0.4%
Eskom Holdings SOC MTN
8.450%, 08/10/2028	1,158	1,127
Oryx Funding
5.800%, 02/03/2031 (F)	212	212
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(F)(G)(H)	69	67
Vistra Operations
5.500%, 09/01/2026 (F)	55	56

		1,462

Total Corporate Obligations
(Cost $80,991) ($ Thousands)		78,438

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 11.0%

Merger Fund, Cl L	2,819,993	$48,955
Sprott Physical Uranium Trust	19,864	297

Total Exchange Traded Funds
(Cost $45,533) ($ Thousands)		49,252

	Face Amount (Thousands)
SOVEREIGN DEBT — 6.5%

Angolan Government International Bond
9.375%, 05/08/2048	$965	948
8.000%, 11/26/2029	2,120	2,127
Argentine Republic Government International Bond
1.250% , 1.500%, 07/09/2022, 07/09/2035 (J)	6,312	1,925
Bahrain Government International Bond
7.000%, 01/26/2026	400	431
CBB International Sukuk Programme WLL
3.875%, 05/18/2029(F)	2,094	2,031
Dominican Republic International Bond
6.000%, 02/22/2033(F)	224	219
5.500%, 02/22/2029(F)	150	148
Ecuador Government International Bond
1.000%, 2.500%, 07/31/2022, 07/31/2035(J)	2,932	1,918
Egypt Government International Bond MTN
7.600%, 03/01/2029	663	629
7.500%, 01/31/2027	536	527
7.500%, 02/16/2061	795	630
5.875%, 02/16/2031(F)	596	499
Ghana Government International Bond
7.750%, 04/07/2029	734	536
0.000%, 04/07/2025(F)(K)	200	130
Iraq Government International Bond
5.800%, 01/15/2028	1,556	1,517
Jordan Government International Bond
5.850%, 07/07/2030(F)	289	269
4.950%, 07/07/2025(F)	433	431
Nigeria Government International Bond
8.375%, 03/24/2029(F)	359	362
7.625%, 11/21/2025	1,688	1,756
7.375%, 09/28/2033(F)	329	299
6.125%, 09/28/2028	400	367
Oman Government International Bond
7.000%, 01/25/2051(F)	214	219
6.750%, 01/17/2048	1,741	1,737
6.250%, 01/25/2031	796	842
Oman Sovereign Sukuk
4.875%, 06/15/2030(F)	200	209

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	61,058	$4,554
8.000%, 01/31/2030		4,843	302
Saudi Government International Bond MTN
3.750%, 01/21/2055(F)		$300	289
2.750%, 02/03/2032(F)		972	944
Turkey Government International Bond
6.375%, 10/14/2025		506	495
5.750%, 05/11/2047		603	448
4.250%, 04/14/2026		445	400
Ukraine Government International Bond
7.375%, 09/25/2032		900	373
6.876%, 05/21/2029		943	390
0.026%, 05/31/2040(G)		890	273

Total Sovereign Debt
(Cost $31,102) ($ Thousands)			29,174

LOAN PARTICIPATIONS — 4.1%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.957%, LIBOR + 5.500%, 03/04/2027 (G)		259	254
Advisors Group, 1st Lien
4.957%, 07/31/2026		59	59
Aegion, 1st Lien
5.500%, 05/17/2028		140	139
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (G)		200	199
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (G)		147	147
American Tire, 1st Lien
7.000%, 10/20/2028		285	282
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/11/2028 (A)(G)		199	197
Aquity Solutions, 1st Lien
6.750%, 09/13/2026 (A)		439	439
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (A)		236	236
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
4.250%, 07/17/2028		39	38
Aveanna Healthcare LLC, Extended Term Loan, 1st Lien
4.250%, 07/17/2028		166	161
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (D)		46	46

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (D)	$273	$268
Boxer Parent Inc., Replacement Dollar Term Loan, 1st Lien
4.756%, 10/02/2025	272	270
Bright Bidco, Term Loan B, 1st Lien
4.774%, 06/30/2024	207	123
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.756%, 05/08/2023 (G)	480	473
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.506%, 08/08/2023 (G)	212	191
CBAC Borrower, LLC, Term Loan B, 1st Lien
4.457%, 07/08/2024 (G)	242	237
Century Casinos, Inc., Term Loan, 1st Lien
9.000%, 12/07/2026 (A)	184	183
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026	573	562
Cogeco Communications Finance, Initial Term B Loan, 1st Lien
3.000%, 09/01/2028	56	56
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.457%, LIBOR + 5.000%, 01/04/2026 (G)	315	300
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.957%, 10/31/2026 (A)	237	232
DEI Sales Inc., Initial Term Loan, 1st Lien
6.250%, 04/28/2028 (A)	289	286
Diamond Sports Group LLC, Term Loan, 1st Lien
9.000%, 05/25/2026	70	71
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	259	259
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (A)	43	42
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
8.000%, 07/02/2024	103	101
DMT Solutions Global Corporation, Term Loan
8.500%, 07/02/2024	42	41
8.000%, 07/02/2024	97	95
Domtar Corporation, Inital Term Loan, 1st Lien
6.250%, 11/30/2028	109	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, LIBOR + 8.000%, 11/23/2026 (A)(G)	$176	$175
Eastman Tire, Term Loan B, 1st Lien
6.000%, 11/01/2028 (A)	175	173
ELO Touch Solutions, Term Loan B, 1st Lien
6.709%, 12/14/2025	165	164
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.207%, LIBOR + 3.750%, 10/10/2025 (G)	693	458
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027	958	802
Fertitta Enterntainment, LLC, Initial Term Loan B, 1st Lien
4.500%, 01/27/2029	265	263
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
5.063%, LIBOR + 4.500%, 02/19/2026 (G)	144	143
Glass Mountain Holdings Pipeline, 1st Lien
5.500%, 10/28/2027	17	14
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 03/14/2025 (G)	284	282
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026 (G)	220	214
Hexion, 1st Lien
5.000%, 03/02/2029	270	263
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023 (D)	138	151
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (A)(I)(G)	378	—
Jadex Inc., Refinancing Term Loan, 1st Lien
5.500%, 02/18/2028	154	148
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.256%, LIBOR + 6.250%, 04/21/2027 (G)	301	293
Libbey, 1st Lien
11.000%, 11/13/2025 (G)	147	151
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.214%, 10/01/2024 (G)	858	817
LifeScan, 2nd Lien
9.714%, 10/01/2025	85	80

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, LIBOR + 8.125%, 02/16/2025 (G)	$545	$532
Mavenir Systems Inc., Initial Term Loan, 1st Lien
5.250%, 08/18/2028	195	194
Mcgraw-Hill Education Inc., Initial Term Loan, 1st Lien
5.554%, 07/28/2028	284	281
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 10/23/2028 (A)	235	233
MSG National, 1st Lien
7.000%, 12/31/2049 (A)	307	305
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (G)	230	227
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
5.500%, 02/28/2028	194	192
Peraton Corp., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/01/2028 (G)	200	198
PLNTF Holdings Inc., 1st Lien
9.000%, 03/22/2026 (A)(G)	203	202
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.299%, 07/31/2025 (G)	653	624
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
8.934%, 03/20/2024	112	92
8.224%, 03/20/2024 (G)	82	67
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
5.250%, 12/22/2027 (A)	194	192
Radar Bidco SARL, Initial Term Loan, 1st Lien
10.000%, 12/16/2024	307	345
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 09/07/2023 (A)(I)(G)	897	453
RXB Holdings Inc., Initial Term Loan, 1st Lien
5.250%, 12/20/2027 (A)	211	210
S&S Holdings, LLC, Cov-Lite, 1st Lien
5.803%, 03/11/2028	8	7
S&S Holdings, LLC, Initial Term Loan, 1st Lien
5.803%, 03/11/2028 (G)	281	270
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (A)(G)	96	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.457%, 06/19/2026 (G)	$209	$208
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
4.750%, 10/06/2028	320	310
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, LIBOR + 9.000%, 03/11/2024 (G)	140	131
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, LIBOR + 5.000%, 03/09/2023 (G)	1,199	1,160
Team Health Holdings Inc., Extended Term Loan, 1st Lien
6.250%, 03/02/2027	503	478
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025	112	116
Travelport Finance S.a.r.l., 2021 Consented Term Loan, 1st Lien
7.756%, 05/29/2026	225	199
VC GB Holdings Corp, Initial Term Loan, 1st Lien
4.506%, 07/21/2028	285	275
Vida Capital, Term Loan
6.457%, 10/01/2026 (A)(G)	182	166

Total Loan Participations
(Cost $18,769) ($ Thousands)		18,445

	Shares
FOREIGN COMMON STOCK — 2.2%

Australia — 0.9%
South32 Ltd	430,262	1,622
Western Areas *	866,988	2,363

		3,985

Canada — 0.4%
Athabasca Oil *	30,884	50
Interfor	24,376	679
Lightspeed Commerce *	38,033	1,161

		1,890

Cayman Islands — 0.0%
Sands China Ltd *	6,342	15

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
China — 0.1%
Alibaba Group Holding ADR *	5,309	$578

France — 0.1%
X-Fab Silicon Foundries *(F)	45,423	354

Hong Kong — 0.2%
JD.com, Cl A *	28,392	848
MGM China Holdings Ltd	24,448	16
Wynn Macau Ltd *	17,575	13

		877

Japan — 0.1%
Nintendo Co Ltd	1,200	610

Luxembourg — 0.0%
SES SA, Cl A	4,231	39

Netherlands — 0.3%
Adyen NV *(F)	547	1,101

Spain — 0.0%
Obrascon Huarte Lain	35,004	36

Taiwan — 0.1%
Parade Technologies	8,000	505

United Kingdom — 0.0%
Micro Focus International ADR	8,205	43
Venator Materials PLC *	7,724	14

		57

Total Foreign Common Stock
(Cost $10,300) ($ Thousands)		10,047

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.4%
Other Asset-Backed Securities — 0.4%

CFIP CLO, Ser 2021-1A, Cl D
3.654%, ICE LIBOR USD 3 Month + 3.540%, 01/20/2035(F)(G)	$250	242
Marathon CLO, Ser 2021-17A, Cl C
4.323%, ICE LIBOR USD 3 Month + 4.110%, 01/20/2035(F)(G)	250	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 43, Ser 2019-1A, Cl D
4.158%, ICE LIBOR USD 3 Month + 3.900%, 10/25/2032(F)(G)	$250	$250
Sound Point CLO XXIX, Ser 2021-1A, Cl D
3.758%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2034(F)(G)	250	243
STWD, Ser 2021-FL2, Cl D
3.268%, ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(F)(G)	100	98
STWD, Ser 2021-FL2, Cl E
4.018%, ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(F)(G)	100	99
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
2.839%, ICE LIBOR USD 3 Month + 2.600%, 10/15/2027(F)(G)	250	250
TPG Real Estate Finance Issuer, Ser 2021-FL4, Cl D
4.041%, ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(F)(G)	100	99
TPG Real Estate Finance Issuer, Ser 2021-FL4, Cl E
4.791%, ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(F)(G)	100	98
Venture XVII CLO, Ser 2018-17A, Cl DRR
3.061%, ICE LIBOR USD 3 Month + 2.820%, 04/15/2027(F)(G)	200	189

Total Asset-Backed Securities
(Cost $1,844) ($ Thousands)		1,804

	Number of Warrants
WARRANTS — 0.4%
10X Capital Venture Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	1,312	–
Accretion Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,548	8
Achari Ventures Holdings I, Expires 08/08/2026
Strike Price $11.50 *	48,436	10
Aequi Acquisition, Expires 12/03/2027
Strike Price $11.50 *	16,618	3
Aesther Healthcare Acquisition, Expires 01/22/2023
Strike Price $11.50 *	9,269	2
Aetherium Acquisition, Expires 01/24/2028
Strike Price $11.50 *	15,770	2
AF Acquisition, Expires 04/03/2028
Strike Price $11.50 *	12,153	3

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Agile Growth, Expires 01/03/2028
Strike Price $11.50 *	2,755	$1
Agrico Acquisition, Expires 01/03/2029
Strike Price $11.50 *	36,300	8
Alpha Partners Technology Merger, Expires 04/03/2028
Strike Price $11.50 *	7,178	1
ALSP Orchid Acquisition I, Expires 12/03/2028
Strike Price $11.50 *	18,864	5
Altimar Acquisition III, Expires 01/03/2029
Strike Price $11.50 *	2,861	1
AMERICAS TECHNOLOGY ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	3,276	–
Andretti Acquisition, Expires 03/26/2023
Strike Price $11.50 *	882	–
Anzu Special Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	20,090	5
Apeiron Capital Investment, Expires 06/27/2023
Strike Price $11.50 *	4,068	1
APx Acquisition I, Expires 08/22/2023
Strike Price $11.50 *	21,464	5
Armada Acquisition I, Expires 01/05/2023
Strike Price $11.50 *	6,659	2
Arrowroot Acquisition, Expires 03/05/2026
Strike Price $11.50 *	20,183	4
Artemis Strategic Investment, Expires 02/15/2023
Strike Price $11.50 *	5,458	2
Artisan Acquisition, Expires 01/03/2029
Strike Price $11.50 *	807	–
Astrea Acquisition, Expires 01/16/2026
Strike Price $11.50 *	26,958	5
Athena Technology Acquisition II, Expires 06/13/2023
Strike Price $11.50 *	633	–
Athlon Acquisition, Expires 03/08/2026
Strike Price $11.50 *	58,862	15
Atlantic Avenue Acquisition, Expires 10/09/2027
Strike Price $11.50 *	54,602	11
Atlantic Coastal Acquisition II, Expires 06/05/2023
Strike Price $11.50 *	22,701	4
Ault Disruptive Technologies, Expires 06/23/2023
Strike Price $11.50 *	9,462	2
Austerlitz Acquisition I, Expires 02/22/2026
Strike Price $11.50 *	22,310	12

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Austerlitz Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	129,120	$72
Authentic Equity Acquisition, Expires 01/03/2028
Strike Price $11.50 *	46,561	14
Avalon Acquisition, Expires 03/01/2023
Strike Price $11.50 *	51,839	12
Bannix Acquisition, Expires 02/22/2023
Strike Price $11.50 *	53,300	13
Banyan Acquisition, Expires 10/03/2028
Strike Price $11.50 *	315	–
Belong Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,180	1
Berenson Acquisition I, Expires 08/04/2026
Strike Price $11.50 *	141	–
Big Sky Growth Partners, Expires 03/01/2023
Strike Price $11.50 *	938	–
BioPlus Acquisition, Expires 07/22/2023
Strike Price $11.50 *	23,541	5
Biotech Acquisition, Expires 12/03/2027
Strike Price $11.50 *	71,332	17
Bite Acquisition, Expires 01/03/2028
Strike Price $11.50 *	30,877	11
Blockchain Moon Acquisition, Expires 03/27/2023
Strike Price $11.50 *	4,486	1
Blue Ocean Acquisition, Expires 10/24/2023
Strike Price $11.50 *	23,461	6
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $11.50 *	5,848	1
BOA Acquisition, Expires 02/25/2028
Strike Price $11.50 *	27,634	7
Build Acquisition, Expires 05/02/2023
Strike Price $11.50 *	16,286	4
Bullpen Parlay Acquisition, Expires 12/06/2026
Strike Price $11.50 *	10,366	2
BurTech Acquisition, Expires 08/22/2023
Strike Price $11.50 *	62,789	9
BYTE Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,478	3
Capitalworks Emerging Markets Acquisition, Expires 04/30/2023
Strike Price $11.50 *	21,895	4
Carney Technology Acquisition II, Expires 12/03/2027
Strike Price $11.50 *	7,126	3
Cascade Acquisition, Expires 12/03/2027
Strike Price $11.50 *	400	–
Catcha Investment, Expires 01/03/2028
Strike Price $11.50 *	10,952	3

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
CC Neuberger Principal Holdings III, Expires 01/03/2028
Strike Price $11.50 *	100	$–
CENAQ Energy, Expires 01/03/2028
Strike Price $11.50 *	129,028	24
CF Acquisition IV, Expires 12/17/2025
Strike Price $11.50 *	925	–
CF Acquisition VIII, Expires 01/03/2028
Strike Price $11.50 *	2,768	1
Chardan NexTech Acquisition 2, Expires 04/04/2027
Strike Price $11.50 *	14,739	4
CHP Merger, Expires 11/25/2024
Strike Price $11.50 *	39,305	7
Churchill Capital V, Expires 11/01/2027
Strike Price $11.50 *	23,932	15
Churchill Capital VI, Expires 01/03/2028
Strike Price $11.50 *	14,796	8
Churchill Capital VII, Expires 03/03/2028
Strike Price $11.50 *	56,400	34
CHW Acquisition, Expires 03/04/2028
Strike Price $11.50 *	55,232	17
CIIG Capital Partners II, Expires 03/02/2028
Strike Price $11.50 *	82,026	31
Clarim Acquisition, Expires 01/03/2028
Strike Price $11.50 *	28,544	7
Class Acceleration, Expires 04/03/2028
Strike Price $11.50 *	12,814	2
CleanTech Acquisition, Expires 08/02/2026
Strike Price $11.50 *	32,592	14
Colicity, Expires 01/03/2028
Strike Price $11.50 *	931	–
Colombier Acquisition, Expires 01/03/2029
Strike Price $11.50 *	376	–
Colonnade Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	1,850	1
Consilium Acquisition I, Expires 06/04/2027
Strike Price $11.50 *	28,834	5
Constellation Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	24,013	8
COVA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	77,037	14
Crescera Capital Acquisition, Expires 04/23/2023
Strike Price $11.50 *	3,568	1
Crystal Peak Acquisition, Expires 06/25/2026
Strike Price $11.50 *	6,877	3
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,349	3

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Data Knights Acquisition, Expires 01/03/2029
Strike Price $11.50 *	23,366	$4
Decarbonization Plus Acquisition IV, Expires 01/03/2029
Strike Price $11.50 *	304	–
Deep Lake Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,584	1
Delwinds Insurance Acquisition, Expires 08/04/2027
Strike Price $11.50 *	31,075	9
DHB Capital, Expires 03/18/2028
Strike Price $11.50 *	9,027	3
DHC Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,442	5
DiamondHead Holdings, Expires 01/31/2028
Strike Price $11.50 *	9,972	3
Digital Health Acquisition, Expires 10/17/2023
Strike Price $11.50 *	18,267	2
Digital Transformation Opportunities, Expires 04/03/2028
Strike Price $11.50 *	22,067	9
Disruptive Acquisition I, Expires 03/09/2026
Strike Price $11.50 *	82	–
Disruptive Capital Acquisition, Expires 10/10/2026
Strike Price $11.50 *	1,635	1
DTRT Health Acquisition, Expires 11/15/2022
Strike Price $11.50 *	7,641	2
Dune Acquisition, Expires 11/01/2027
Strike Price $11.50 *	9,044	2
E.Merge Technology Acquisition, Expires 08/02/2025
Strike Price $11.50 *	37,494	6
East Resources Acquisition, Expires 07/04/2027
Strike Price $11.50 *	47,713	11
Edify Acquisition, Expires 01/03/2028
Strike Price $11.50 *	22,125	4
EG Acquisition, Expires 05/31/2028
Strike Price $11.50 *	1,261	–
Empowerment & Inclusion Capital I, Expires 01/03/2028
Strike Price $11.50 *	22,282	4
Energem, Expires 03/13/2023
Strike Price $11.50 *	39,604	8
EQ Health Acquisition, Expires 02/05/2028
Strike Price $11.50 *	11,911	4
EVe Mobility Acquisition, Expires 05/15/2023
Strike Price $11.50 *	517	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Everest Consolidator Acquisition, Expires 07/22/2023
Strike Price $11.50 *	303	$–
Evo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,858	2
Financial Strategies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	137,459	22
Finnovate Acquisition, Expires 04/18/2023
Strike Price $11.50 *	32,229	7
Fintech Ecosystem Development, Expires 01/03/2029
Strike Price $11.50 *	3,756	1
Fintech Evolution Acquisition Group, Expires 04/03/2028
Strike Price $11.50 *	5,940	1
Forest Road Acquisition II, Expires 01/18/2026
Strike Price $11.50 *	3,241	1
Fortistar Sustainable Solutions, Expires 01/03/2028
Strike Price $11.50 *	28,967	9
Fortress Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	798	–
Fortress Value Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	129	–
Fortress Value Acquisition IV, Expires 03/21/2028
Strike Price $11.50 *	357	–
Forum Merger IV, Expires 01/03/2028
Strike Price $11.50 *	227	–
Freedom Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	14,213	6
FTAC Hera Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,925	3
Fusion Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	43,331	9
G Squared Ascend II, Expires 01/03/2027
Strike Price $11.50 *	3,633	1
G&P Acquisition, Expires 03/08/2027
Strike Price $11.50 *	25,088	4
Galata Acquisition, Expires 01/03/2029
Strike Price $11.50 *	1,286	–
Gaming & Hospitality Acquisition, Expires 02/07/2028
Strike Price $11.50 *	3,738	1
Gardiner Healthcare Acquisitions, Expires 07/14/2024
Strike Price $11.50 *	1,251	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Genesis Growth Tech Acquisition, Expires 05/22/2023
Strike Price $11.50 *	33,571	$7
GigCapital5, Expires 01/03/2029
Strike Price $11.50 *	79,570	18
Gladstone Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,821	4
Global Consumer Acquisition, Expires 01/03/2028
Strike Price $11.50 *	50,399	13
Global Partner Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	1,948	1
Global SPAC Partners, Expires 12/03/2027
Strike Price $11.50 *	23,464	8
Global Synergy Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,802	4
Globalink Investment, Expires 08/22/2023
Strike Price $11.50 *	121,483	13
GO Acquisition, Expires 09/03/2027
Strike Price $11.50 *	27,471	5
Goal Acquisitions, Expires 02/14/2026
Strike Price $11.50 *	99,008	30
GoGreen Investments, Expires 06/07/2023
Strike Price $11.50 *	1,048	–
Golden Arrow Merger, Expires 08/03/2026
Strike Price $11.50 *	7,512	2
Golden Falcon Acquisition, Expires 11/07/2026
Strike Price $11.50 *	10,745	3
Gores Technology Partners II, Expires 01/03/2028
Strike Price $11.50 *	1,261	1
Greenfire Resources, Expires 08/15/2026
Strike Price $11.50 *(A)	272	88
Growth For Good Acquisition, Expires 06/17/2023
Strike Price $11.50 *	656	–
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)	574	46
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)	574	29
GX Acquisition II, Expires 01/03/2029
Strike Price $11.50 *	24,886	7
Hamilton Lane Alliance Holdings I, Expires 01/11/2026
Strike Price $11.50 *	74	–
HCM ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	9,453	2

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Healthcare Services Acquisition, Expires 01/03/2028
Strike Price $11.50 *	15,656	$6
Healthwell Acquisition I, Expires 08/08/2028
Strike Price $11.50 *	6,557	1
Hennessy Capital Investment V, Expires 01/14/2026
Strike Price $11.50 *	3,467	1
HH&L Acquisition, Expires 02/07/2026
Strike Price $11.50 *	27,521	7
HPX, Expires 07/17/2025
Strike Price $11.50 *	45,576	7
HumanCo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,242	2
Hunt Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	24	–
Inception Growth Acquisition, Expires 05/11/2023
Strike Price $11.50 *	21,147	5
Industrial Human Capital, Expires 01/03/2029
Strike Price $11.50 *	18,304	3
Inflection Point Acquisition, Expires 03/08/2023
Strike Price $11.50 *	2,850	1
Innovative International Acquisition, Expires 04/06/2023
Strike Price $11.50 *	6,962	1
INSU Acquisition III, Expires 01/03/2027
Strike Price $11.50 *	7,112	1
International Media Acquisition, Expires 01/03/2029
Strike Price $11.50 *	49,991	9
InterPrivate II Acquisition, Expires 01/03/2029
Strike Price $11.50 *	1,534	1
InterPrivate IV InfraTech Partners, Expires 01/03/2028
Strike Price $11.50 *	1,437	1
Investcorp Europe Acquisition I, Expires 11/26/2028
Strike Price $11.50 *	7,230	2
Isleworth Healthcare Acquisition, Expires 08/02/2027
Strike Price $11.50 *	34,425	6
ITHAX Acquisition, Expires 01/03/2028
Strike Price $11.50 *	70,226	22
Itiquira Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,337	1
Jack Creek Investment, Expires 01/03/2028
Strike Price $11.50 *	39,494	8

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $11.50 *	18,055	$9
JOFF Fintech Acquisition, Expires 01/03/2028
Strike Price $11.50 *	1,782	1
Jupiter Acquisition, Expires 08/28/2022
Strike Price $11.50 *	19	–
Kadem Sustainable Impact, Expires 03/19/2026
Strike Price $11.50 *	11,709	2
Kairos Acquisition, Expires 01/03/2028
Strike Price $11.50 *	51,794	9
Kairous Acquisition ltd, Expires 11/27/2023
Strike Price $11.50 *	1,301	–
Kensington Capital Acquisition V, Expires 07/22/2023
Strike Price $11.50 *	38	–
Kernel Group Holdings, Expires 02/03/2027
Strike Price $11.50 *	35,870	9
KINS Technology Group, Expires 01/03/2026
Strike Price $11.50 *	9,585	1
KKR Acquisition Holdings I, Expires 01/03/2028
Strike Price $11.50 *	20,496	14
KL Acquisition, Expires 01/15/2028
Strike Price $11.50 *	1,218	–
L Catterton Asia Acquisition, Expires 03/18/2026
Strike Price $11.50 *	17,352	7
L&F Acquisition, Expires 05/26/2027
Strike Price $11.50 *	2,787	1
LAMF Global Ventures I, Expires 04/07/2023
Strike Price $11.50 *	72	–
LDH Growth I, Expires 01/03/2029
Strike Price $11.50 *	4,517	2
Lead Edge Growth Opportunities, Expires 01/03/2029
Strike Price $11.50 *	1,105	–
Leo Holdings II, Expires 01/10/2028
Strike Price $11.50 *	37,517	13
Levere Holdings, Expires 01/03/2029
Strike Price $11.50 *	4,074	1
Liberty Resources Acquisition, Expires 11/03/2028
Strike Price $11.50 *	28,791	7
Live Oak Mobility Acquisition, Expires 03/07/2028
Strike Price $11.50 *	1,206	1
LMF Acquisition Opportunities, Expires 02/03/2027
Strike Price $11.50 *	4,850	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Longview Acquisition II, Expires 05/13/2026
Strike Price $11.50 *	2,713	$1
M3-Brigade Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	14,361	5
Macondray Capital Acquisition I, Expires 05/20/2026
Strike Price $11.50 *	7,733	2
Maquia Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	3,383	1
Marblegate Acquisition, Expires 12/12/2022
Strike Price $11.50 *	2,152	1
Marlin Technology, Expires 03/08/2026
Strike Price $11.50 *	3,727	1
Mason Industrial Technology, Expires 01/03/2028
Strike Price $11.50 *	12,791	4
Maxpro Capital Acquisition, Expires 01/25/2023
Strike Price $11.50 *	45,043	10
MDH Acquisition, Expires 02/05/2028
Strike Price $11.50 *	3,880	1
Mercury Ecommerce Acquisition, Expires 03/28/2023
Strike Price $11.50 *	21,457	7
Minority Equality Opportunities Acquisition, Expires 05/02/2023
Strike Price $11.50 *	95,508	18
Mission Advancement, Expires 01/03/2029
Strike Price $11.50 *	140,414	32
Monterey Bio Acquisition, Expires 06/10/2023
Strike Price $11.50 *	30,129	6
Monument Circle Acquisition, Expires 01/03/2028
Strike Price $11.50 *	59,096	13
Mount Rainier Acquisition, Expires 12/07/2022
Strike Price $11.50 *	55,441	13
Music Acquisition, Expires 02/08/2028
Strike Price $11.50 *	17,039	4
New Vista Acquisition, Expires 01/03/2028
Strike Price $11.50 *	13	–
Newbury Street Acquisition, Expires 01/03/2028
Strike Price $11.50 *	836	–
NightDragon Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,126	5
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	2,470	44

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Noble Rock Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,133	$3
Northern Lights Acquisition, Expires 12/05/2022
Strike Price $11.50 *	2,183	1
Northern Star Investment II, Expires 02/03/2028
Strike Price $11.50 *	4,726	2
Northern Star Investment III, Expires 02/28/2028
Strike Price $11.50 *	5,816	3
Northern Star Investment IV, Expires 01/03/2028
Strike Price $11.50 *	2,542	1
Nova Vision Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,235	1
OCA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	21,124	3
OceanTech Acquisitions I, Expires 05/13/2026
Strike Price $11.50 *	10,875	2
OmniLit Acquisition, Expires 11/11/2026
Strike Price $11.50 *	5,046	1
One Equity Partners Open Water I, Expires 01/03/2028
Strike Price $11.50 *	42,048	14
Orion Acquisition, Expires 02/22/2026
Strike Price $11.50 *	8,140	3
Osiris Acquisition, Expires 05/04/2028
Strike Price $11.50 *	11,293	2
Oxbridge Acquisition, Expires 01/22/2023
Strike Price $11.50 *	46,667	8
Oyster Enterprises Acquisition, Expires 01/03/2028
Strike Price $11.50 *	68,476	16
Parabellum Acquisition, Expires 03/29/2023
Strike Price $11.50 *	51,450	12
Parsec Capital Acquisitions, Expires 01/08/2023
Strike Price $11.50 *	39,333	9
Pathfinder Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,000	1
Pearl Holdings Acquisition, Expires 12/18/2026
Strike Price $11.50 *	10,050	3
PepperLime Health Acquisition, Expires 03/31/2023
Strike Price $11.50 *	3,250	1
Perception Capital II, Expires 01/03/2029
Strike Price $11.50 *	4,804	1
Peridot Acquisition II, Expires 05/03/2028
Strike Price $11.50 *	2,182	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Phoenix Biotech Acquisition, Expires 09/04/2026
Strike Price $11.50 *	1,048	$–
Pine Technology Acquisition, Expires 04/03/2028
Strike Price $11.50 *	9,599	2
Plum Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	1,134	1
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $11.50 *	3,027	1
Pono Capital, Expires 12/19/2022
Strike Price $11.50 *	43,850	10
Pontem, Expires 01/03/2028
Strike Price $11.50 *	3,784	1
Powered Brands, Expires 01/03/2028
Strike Price $11.50 *	4,783	2
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $11.50 *	54,583	13
Priveterra Acquisition, Expires 01/03/2028
Strike Price $11.50 *	11,681	3
Progress Acquisition, Expires 01/03/2028
Strike Price $11.50 *	33,151	8
Property Solutions Acquisition II, Expires 03/04/2026
Strike Price $11.50 *	11,917	3
Prospector Capital, Expires 01/04/2025
Strike Price $11.50 *	8,397	2
Provident Acquisition, Expires 01/15/2026
Strike Price $11.50 *	17,168	7
Recharge Acquisition, Expires 10/08/2027
Strike Price $11.50 *	49,703	9
Riverview Acquisition, Expires 04/11/2023
Strike Price $11.50 *	6,893	3
RMG Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	2,418	1
RXR Acquisition, Expires 03/11/2026
Strike Price $11.50 *	207	–
Sanaby Health Acquisition I, Expires 08/02/2028
Strike Price $11.50 *	5,458	1
Sandbridge X2, Expires 01/03/2028
Strike Price $11.50 *	18,360	7
Science Strategic Acquisition Alpha, Expires 01/03/2028
Strike Price $11.50 *	11,859	3
ScION Tech Growth I, Expires 11/04/2025
Strike Price $11.50 *	22,693	6
ScION Tech Growth II, Expires 01/31/2026
Strike Price $11.50 *	9,805	3

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
SCP & CO Healthcare Acquisition, Expires 01/30/2028
Strike Price $11.50 *	20,988	$3
Seaport Global Acquisition II, Expires 11/04/2023
Strike Price $11.50 *	29,322	10
Senior Connect Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	13,932	3
Shelter Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	6,990	2
Sierra Lake Acquisition, Expires 04/03/2028
Strike Price $11.50 *	17	–
Silver Crest Acquisition, Expires 04/03/2028
Strike Price $11.50 *	20,488	9
Sizzle Acquisition, Expires 03/15/2026
Strike Price $11.50 *	4,038	1
Slam, Expires 01/03/2028
Strike Price $11.50 *	13,622	6
Software Acquisition Group III, Expires 01/03/2028
Strike Price $11.50 *	19,772	5
SportsTek Acquisition, Expires 01/03/2028
Strike Price $11.50 *	29,252	5
Spree Acquisition 1, Expires 12/25/2028
Strike Price $11.50 *	11,723	2
Springwater Special Situations, Expires 04/15/2026
Strike Price $11.50 *	3,030	1
StoneBridge Acquisition, Expires 03/01/2023
Strike Price $11.50 *	8,747	3
Stratim Cloud Acquisition, Expires 03/08/2026
Strike Price $11.50 *	9,690	2
Sustainable Development Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	625	–
SVF Investment, Expires 01/03/2028
Strike Price $11.50 *	38	–
Swiftmerge Acquisition, Expires 06/20/2023
Strike Price $11.50 *	3,398	1
Tailwind Acquisition, Expires 09/10/2027
Strike Price $11.50 *	27,040	5
Tailwind International Acquisition, Expires 03/04/2028
Strike Price $11.50 *	92,102	18
Talon 1 Acquisition, Expires 04/21/2023
Strike Price $11.50 *	12,503	3
Tastemaker Acquisition, Expires 01/03/2026
Strike Price $11.50 *	3,311	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
TB Acquisition, Expires 03/28/2028
Strike Price $11.50 *	9,183	$2
TCW Special Purpose Acquisition
Strike Price $11.50 *‡‡	7,800	3
Tech and Energy Transition, Expires 01/03/2028
Strike Price $11.50 *	30,080	8
TG Venture Acquisition, Expires 08/16/2023
Strike Price $11.50 *	16,503	3
Thrive Acquisition, Expires 03/12/2023
Strike Price $11.50 *	3,143	1
Thunder Bridge Capital Partners III, Expires 02/18/2028
Strike Price $11.50 *	1,073	1
TLG Acquisition One, Expires 01/28/2028
Strike Price $11.50 *	36,511	7
TLGY Acquisition, Expires 01/17/2023
Strike Price $11.50 *	6,714	1
Trepont Acquisition I, Expires 11/27/2025
Strike Price $11.50 *	30,631	5
Trine II Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,236	1
Tuatara Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,210	1
Twelve Seas Investment II, Expires 03/05/2028
Strike Price $11.50 *	24,081	6
TZP Strategies Acquisition, Expires 01/03/2028
Strike Price $11.50 *	43,568	11
Ventoux CCM Acquisition, Expires 10/03/2025
Strike Price $11.50 *	46,250	12
Virgin Group Acquisition II, Expires 03/16/2026
Strike Price $11.50 *	400	–
VPC Impact Acquisition Holdings II, Expires 01/03/2028
Strike Price $11.50 *	2,522	1
Warrior Technologies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	43,055	11
Williams Rowland Acquisition, Expires 12/28/2022
Strike Price $11.50 *	68,930	18
Windstream Services
Strike Price $11.50 *‡‡	5,809	96
WinVest Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,640	6
World Quantum Growth Acquisition, Expires 01/03/2029
Strike Price $11.50 *	2,724	1

Description		Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Worldwide Webb Acquisition, Expires 03/30/2023
Strike Price $11.50 *		81	$–
XPAC Acquisition, Expires 05/16/2027
Strike Price $11.50 *		9,469	3
Z-Work Acquisition, Expires 01/07/2026
Strike Price $11.50 *		32,167	9

Total Warrants
(Cost $2,839) ($ Thousands)			1,717

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.3%
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (K)		$80	73
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/2033 (K)		55	32
Commonwealth of Puerto Rico, Ser A1, GO
5.750%, 07/01/2031		92	105
5.625%, 07/01/2027		62	68
5.625%, 07/01/2029		50	55
5.375%, 07/01/2025		44	46
5.250%, 07/01/2023		105	108
Commonwealth of Puerto Rico, Ser A1, GO
4.000%, 07/01/2033		46	45
4.000%, 07/01/2035		68	65
4.000%, 07/01/2037		71	68
4.000%, 07/01/2041		94	90
4.000%, 07/01/2046		60	57
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (G)(N)		781	420

Total Municipal Bonds
(Cost $1,375) ($ Thousands)			1,232

CONVERTIBLE BONDS — 0.2%
Air Canada
4.000% , 07/01/2025		$60	88
Canopy Growth
4.250% , 07/15/2023(F)	CAD	152	111
Granite Point Mortgage Trust
5.625% , 12/01/2022(F)		$55	54
6.375% , 10/01/2023		15	15
Liberty Latin America
2.000% , 07/15/2024		265	240
Liberty Media
4.000% , 11/15/2029		228	154
3.750% , 02/15/2030		230	158

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Pebblebrook Hotel Trust
1.750% , 12/15/2026	$115	$132

Total Convertible Bonds
(Cost $928) ($ Thousands)		952

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.379%, 06/09/2022 (L)	$114	114
0.058%, 05/19/2022 (L)	483	483

Total U.S. Treasury Obligations
(Cost $597) ($ Thousands)		597

	Shares
PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Boardriders Inc., *(A)(B)(D)(N)	25,646	31
Bowlero, *(A)(B)(N)	290	290
Guitar Center, *(A)(B)(N)	39	4

		325
Materials — 0.0%
Libbey Glass Inc., (A)(N)	766	90

Total Preferred Stock
(Cost $369) ($ Thousands)		415

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITY — 0.0%
Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
4.138%, ICE LIBOR USD 1 Month + 3.741%, 11/15/2036(F)(G)	$175	173

Total Mortgage-Backed Security

(Cost $175) ($ Thousands)		173

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 27.0%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	121,182,268	$121,182

Total Cash Equivalent
(Cost $121,182) ($ Thousands)		121,182

Total Investments in Securities — 96.3%
(Cost $430,954) ($ Thousands)		$432,595

COMMON STOCK SOLD SHORT— (11.1)%
Communication Services — (1.1)%
Electronic Arts Inc	(2,673)	(338)
Lumen Technologies	(30,525)	(344)
Meta Platforms, Cl A *	(4,438)	(987)
Netflix Inc *	(3,878)	(1,453)
Nexstar Media Group Inc, Cl A	(1,785)	(336)
ROBLOX, Cl A *	(6,799)	(314)
Roku Inc, Cl A *	(2,721)	(341)
Spotify Technology SA *	(2,212)	(334)
Warner Music Group, Cl A	(8,843)	(335)

		(4,782)

Consumer Discretionary — (2.2)%
Abercrombie & Fitch Co, Cl A *	(20,649)	(661)
Airbnb, Cl A *	(2,605)	(447)
Amazon.com Inc, Cl A *	(204)	(665)
Bed Bath & Beyond Inc *	(2,528)	(57)
Boot Barn Holdings Inc *	(5,321)	(504)
Boyd Gaming Corp	(4,887)	(322)
Brunswick Corp/DE	(5,813)	(470)
CarMax Inc *	(3,274)	(316)
Carvana Co, Cl A *	(5,558)	(663)
Cheesecake Factory Inc/The *	(18,289)	(728)
Children's Place Inc/The *	(11,895)	(586)
Dick's Sporting Goods Inc	(6,221)	(622)
F45 Training Holdings *	(18,718)	(200)
Macy's Inc	(12,782)	(311)
Nordstrom Inc	(12,237)	(332)
RH *	(966)	(315)
Signet Jewelers Ltd	(2,117)	(154)
Sleep Number Corp *	(5,700)	(289)
Sonos Inc *	(17,641)	(498)
Starbucks Corp	(3,844)	(350)
Target Corp, Cl A	(1,541)	(327)
Tesla Inc *	(362)	(390)
Williams-Sonoma Inc	(4,574)	(663)

		(9,870)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Consumer Staples — (1.8)%
Cal-Maine Foods Inc	(3,108)	$(171)
Campbell Soup Co	(33,319)	(1,485)
Celsius Holdings Inc *	(5,579)	(308)
Estee Lauder Cos Inc/The, Cl A	(2,996)	(816)
Hormel Foods Corp	(3,255)	(168)
J M Smucker Co/The	(10,736)	(1,454)
Kellogg Co	(21,614)	(1,394)
SpartanNash Co	(58,023)	(1,914)
Walmart Inc	(2,231)	(332)

		(8,042)

Energy — (0.3)%
Dorian LPG Ltd	(79,572)	(1,153)

Financials — (0.5)%
Capital One Financial Corp	(4,903)	(644)
MarketAxess Holdings Inc	(1,444)	(491)
Robinhood Markets, Cl A *	(25,856)	(349)
Synchrony Financial	(18,084)	(630)

		(2,114)

Health Care — (0.2)%
Berkeley Lights Inc *	(33,589)	(239)
HCA Healthcare Inc	(2,497)	(626)

		(865)

Industrials — (2.1)%
A O Smith Corp	(2,539)	(162)
Apogee Enterprises Inc	(31,769)	(1,508)
Atlas Air Worldwide Holdings Inc *	(3,745)	(323)
CH Robinson Worldwide Inc	(4,685)	(505)
Fastenal Co, Cl A	(11,543)	(686)
Genco Shipping & Trading Ltd	(12,679)	(299)
Knight-Swift Transportation Holdings Inc, Cl A	(10,006)	(505)
Matson Inc	(15,103)	(1,822)
Schneider National Inc, Cl B	(11,898)	(303)
SiteOne Landscape Supply Inc *	(3,749)	(606)
Star Bulk Carriers	(9,044)	(269)
TPI Composites *	(100,078)	(1,407)
Union Pacific Corp	(1,210)	(331)
Werner Enterprises Inc	(12,533)	(514)
ZTO Express Cayman ADR	(12,248)	(306)

		(9,546)

Information Technology — (2.6)%
Apple Inc	(3,575)	(624)
Block, Cl A *	(4,018)	(545)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
C3.ai Inc, Cl A *	(14,522)	$(330)
Ceridian HCM Holding Inc *	(6,886)	(471)
Corsair Gaming *	(64,061)	(1,355)
Enphase Energy Inc *	(2,195)	(443)
FleetCor Technologies Inc *	(1,741)	(434)
Fortinet Inc *	(1,384)	(473)
Intel Corp	(8,828)	(437)
International Business Machines Corp	(6,481)	(843)
Lightspeed Commerce *	(10,796)	(329)
Microchip Technology Inc	(5,368)	(403)
Microsoft Corp	(2,193)	(676)
NVIDIA Corp	(1,514)	(413)
ON Semiconductor Corp *	(4,883)	(306)
Paylocity Holding Corp *	(2,094)	(431)
Paymentus Holdings, Cl A *	(15,508)	(327)
Procore Technologies Inc *	(12,026)	(697)
PTC Inc *	(4,388)	(473)
Radware Ltd *	(4,367)	(140)
RingCentral Inc, Cl A *	(1,722)	(202)
SentinelOne, Cl A *	(10,339)	(400)
Skyworks Solutions Inc	(4,014)	(535)
Western Union Co/The	(31,820)	(596)

		(11,883)

Real Estate — (0.3)%
American Tower Corp, Cl A	(2,737)	(687)
Federal Realty Investment Trust	(2,761)	(337)
Regency Centers Corp	(4,835)	(345)

		(1,369)

Total Common Stock Sold Short
(Proceeds $48,139) ($ Thousands)		(49,624)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.5)%
Communication Services — (0.2)%
Altice France Holding
6.000%, 02/15/2028 (F)	$(319)	(275)
Front Range BidCo
6.125%, 03/01/2028 (F)	(516)	(462)
		(737)
Consumer Discretionary — (0.7)%
At Home Group
7.125%, 07/15/2029 (F)	(247)	(214)
Beazer Homes USA
5.875%, 10/15/2027	(267)	(258)
Carrols Restaurant Group
5.875%, 07/01/2029 (F)	(209)	(170)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Cooper-Standard Automotive
13.000%, 06/01/2024 (F)		$(165)	$(168)
Douglas GmbH
6.000%, 04/08/2026	EUR	(137)	(145)
Gestamp Automocion MTN
3.250%, 04/30/2026		(189)	(204)
Hyatt Hotels
5.750%, 04/23/2030		$(109)	(121)
4.375%, 09/15/2028		(174)	(173)
Las Vegas Sands
3.900%, 08/08/2029		(378)	(347)
Life Time
8.000%, 04/15/2026 (F)		(454)	(453)
5.750%, 01/15/2026 (F)		(161)	(161)
MGM Resorts International
5.500%, 04/15/2027		(115)	(116)
4.750%, 10/15/2028		(115)	(111)
Photo Holdings Merger Sub
8.500%, 10/01/2026 (F)		(266)	(254)
Superior Plus
4.500%, 03/15/2029 (F)		(129)	(121)
WW International
4.500%, 04/15/2029 (F)		(185)	(150)
			(3,166)
Consumer Staples — (0.0)%
B&G Foods
5.250%, 09/15/2027		(147)	(140)
Bellis Finco
4.000%, 02/16/2027	GBP	(59)	(69)
Kronos Acquisition Holdings
7.000%, 12/31/2027 (F)		$(130)	(110)
Ontex Group
3.500%, 07/15/2026	EUR	(98)	(100)
Oriflame Investment Holding
5.125%, 05/04/2026 (F)		$(75)	(60)
			(479)
Energy — (0.4)%
Antero Resources
5.375%, 03/01/2030 (F)		(108)	(110)
Apache
4.250%, 01/15/2030		(75)	(75)
Callon Petroleum
8.000%, 08/01/2028 (F)		(215)	(227)
EQM Midstream Partners
5.500%, 07/15/2028		(232)	(233)
4.750%, 01/15/2031 (F)		(87)	(81)
Genesis Energy
8.000%, 01/15/2027		(152)	(156)
7.750%, 02/01/2028		(150)	(151)
NGL Energy Partners
6.125%, 03/01/2025		(110)	(96)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Occidental Petroleum
3.500%, 08/15/2029		$(225)	$(222)
Range Resources
4.750%, 02/15/2030 (F)		(130)	(129)
Summit Midstream Holdings
5.750%, 04/15/2025		(40)	(33)
Western Midstream Operating
4.550%, 02/01/2030		(4)	(4)
			(1,517)
Health Care — (0.3)%
AdaptHealth
5.125%, 03/01/2030 (F)		(115)	(107)
Avantor Funding
3.875%, 11/01/2029 (F)		(262)	(246)
Bausch Health
5.250%, 02/15/2031 (F)		(130)	(101)
Global Medical Response
6.500%, 10/01/2025 (F)		(117)	(116)
LifePoint Health
5.375%, 01/15/2029 (F)		(343)	(324)
ModivCare Escrow Issuer
5.000%, 10/01/2029 (F)		(152)	(142)
Mozart Debt Merger Sub
5.250%, 10/01/2029 (F)		(195)	(181)
Option Care Health
4.375%, 10/31/2029 (F)		(198)	(186)
			(1,403)
Industrials — (0.1)%
American Airlines Group
5.000%, 06/01/2022 (F)		(281)	(281)
Artera Services
9.033%, 12/04/2025 (F)		(87)	(87)
MIWD Holdco II
5.500%, 02/01/2030 (F)		(108)	(101)
ProGroup
3.000%, 03/31/2026	EUR	(86)	(91)
			(560)
Information Technology — (0.3)%
CommScope Technologies
5.000%, 03/15/2027 (F)		$(510)	(443)
Endurance International Group Holdings
6.000%, 02/15/2029 (F)		(172)	(148)
Northwest Fiber
6.000%, 02/15/2028 (F)		(230)	(202)
Rocket Software
6.500%, 02/15/2029 (F)		(173)	(157)
TTM Technologies
4.000%, 03/01/2029 (F)		(284)	(263)
			(1,213)
Materials — (0.5)%
Allegheny Technologies
4.875%, 10/01/2029		(168)	(159)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description		Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
ASP Unifrax Holdings
7.500%, 09/30/2029 (F)		$(122)	$(108)
Constellium
5.625%, 06/15/2028 (F)		(600)	(603)
LABL
5.875%, 11/01/2028 (F)		(136)	(128)
LABL Escrow Issuer
10.500%, 07/15/2027 (F)		(13)	(13)
PMHC II
9.000%, 02/15/2030 (F)		(86)	(76)
SCIH Salt Holdings
4.875%, 05/01/2028 (F)		(450)	(424)
Scotts Miracle-Gro
4.500%, 10/15/2029		(169)	(158)
Unifrax Escrow Issuer
5.250%, 09/30/2028 (F)		(140)	(130)
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027	EUR	(185)	(176)
			(1,975)
Real Estate — (0.0)%
Diversified Healthcare Trust
4.750%, 02/15/2028		$(74)	(67)

Utilities — (0.0)%
Sunnova Energy
5.875%, 09/01/2026 (F)		(148)	(142)

Total Corporate Obligations Sold Short
(Proceeds $11,648) ($ Thousands)			(11,259)

		Shares
EXCHANGE TRADED FUNDS SOLD SHORT— (2.0)%
ARK Innovation ETF		(19,420)	(1,287)
Direxion Daily 20 Year Plus Treasury Bull 3x Shares		(51,996)	(1,018)
iShares Russell 2000 ETF		(16,216)	(3,329)
SPDR S&P 500 ETF Trust		(7,382)	(3,334)

Total Exchange Traded Funds Sold Short
(Proceeds $9,369) ($ Thousands)			(8,968)

FOREIGN COMMON STOCK SOLD SHORT— (0.9)%
China — (0.1)%
JinkoSolar Holding ADR *		(6,397)	(309)

Germany — (0.0)%
HelloFresh *		(6,588)	(301)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
Japan — (0.2)%
Anritsu	(32,300)	$(413)
Softbank Corp	(32,800)	(386)

		(799)

Switzerland — (0.4)%
Logitech International	(23,367)	(1,724)

Taiwan — (0.1)%
Taiwan Semiconductor Manufacturing Co Ltd ADR	(3,895)	(406)

United Kingdom — (0.1)%
Micro Focus International PLC	(68,532)	(365)

Total Foreign Common Stock Sold Short
(Proceeds $4,531) ($ Thousands)		(3,904)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.1)%
U.S. Treasury Notes
1.875%, 02/15/32	$(434)	(417)
1.500%, 01/31/27	(111)	(106)
Total U.S. Treasury Obligations
(Proceeds $541) ($ Thousands)		(523)

Total Investments Sold Short — (16.6)%
(Proceeds $74,228) ($ Thousands)		$(74,278)

	Contracts
PURCHASED OPTIONS* — 0.3%
Total Purchased Options (M)
(Cost $595) ($ Thousands)	650,872	$1,065

WRITTEN OPTIONS* — (0.1)%
Total Written Options (M)
(Premiums Received $220) ($ Thousands)	(649,724)	$(398)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

A list of the open exchange traded options contracts for the Fund at March 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
Microsoft Corporation*	26	$802	$270.00	5/21/2022	8
Microsoft Corporation*	26	802	260.00	5/21/2022	4
Nielsen Holdings PLC*	13	35	18.00	8/20/2022	–
S&P 500 Index*	2	870	4,350.00	5/21/2022	8
Tenneco Inc*	13	24	15.00	4/16/2022	–
Tenneco Inc*	16	29	14.00	4/16/2022	–
Tenneco Inc*	1	2	16.00	4/16/2022	–
Tower Semiconductor Ltd.*	17	82	47.00	10/22/2022	2
World Fuel Services Corp*	39	193	45.00	5/21/2022	4
World Fuel Services Corp*	10	50	49.50	4/16/2022	1

		2,889			27

Call Options
Activision Blizzard, Inc.*	170	1,362	80.00	6/18/2022	32
Activision Blizzard, Inc.*	75	601	80.00	5/21/2022	8
Activision Blizzard, Inc.*	22	176	77.50	5/21/2022	7
Activision Blizzard, Inc.*	54	433	78.00	4/16/2022	3
Hertz Global Holdings Inc*	22	49	25.00	5/21/2022	2
Invesco QQQ Trust Series 1*	41,252	14,851	360.00	4/16/2022	354
Nasdaq-100*	736	11,803	16,037.17	6/18/2022	165
Penn National Gaming, Inc*	10	42	70.00	4/16/2022	–
RUB PUT USD CALL*	602,355	45,779	76.00	5/21/2022	46
S&P 500 Index*	5,379	26,626	4,950.00	6/18/2022	64
Service Properties Trust*	39	34	12.50	6/18/2022	–
Viper Energy Partners LP*	532	1,573	24.00	6/18/2022	357
Zynga Inc*	63	58	10.00	4/16/2022	–

		103,387			1,038

Total Purchased Options		106,276			$1,065
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index*	(2)	$(820)	4,100.00	05/21/22	$(3)

Call Options
Invesco QQQ Trust Series 1*	(41,252)	(15,057)	365.00	04/16/22	(235)
Nasdaq-100*	(736)	(12,111)	16,455.89	06/18/22	(94)
RUB PUT USD CALL*	(602,355)	(48,791)	81.00	05/21/22	(36)
S&P 500 Index*	(5,379)	(27,164)	5,050.00	06/18/22	(30)

		(103,123)			(395)

Total Written Options		(103,943)			$(398)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
Euro STOXX 50	(7)	Jun-2022	$(283)	$(298)	$(10)
S&P 500 Index E-MINI	(3)	Jun-2022	(629)	(679)	(51)
			$(912)	$(977)	$(61)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
NATWEST MARKETS INC. (PAS)	05/18/22	USD	594	CNH	3,805	$3
Barclays PLC	05/13/22	USD	11	EUR	10	—
Barclays PLC	05/13/22	CAD	310	USD	243	(5)
Barclays PLC	05/13/22	EUR	750	USD	861	25
Barclays PLC	05/18/22	USD	103	JPY	11,739	(6)
BNYMellon	06/15/22	GBP	207	USD	271	(2)
BNYMellon	06/15/22	CAD	209	USD	164	(3)
BNYMellon	06/15/22	USD	267	EUR	242	3
BNYMellon	06/15/22	HKD	51	USD	6	—
BNYMellon	06/15/22	HKD	288	USD	37	—
BNYMellon	06/15/22	EUR	1,312	USD	1,436	(28)
Citi	04/20/22	CAD	352	USD	276	(6)
Citi	05/18/22	USD	93	SGD	125	(1)
Deutsche Bank	06/15/22	USD	603	ZAR	9,170	18
Deutsche Bank	06/15/22	USD	605	MXN	12,767	26
Deutsche Bank	06/15/22	USD	638	PLN	2,770	22
Deutsche Bank	06/15/22	PLN	2,682	USD	606	(33)
Goldman Sachs	04/20/22	USD	47	ILS	147	(1)
Goldman Sachs	04/20/22	ILS	919	USD	290	1
Goldman Sachs	05/18/22	USD	305	TWD	8,783	3
Goldman Sachs	05/18/22	USD	404	KRW	484,863	(4)
Goldman Sachs	05/18/22	CNH	5,385	USD	842	(4)
Goldman Sachs	05/18/22	TWD	8,026	USD	285	4
Goldman Sachs	06/15/22	USD	247	PLN	1,072	9
Goldman Sachs	06/15/22	ZAR	91,798	USD	5,879	(343)
HSBC	04/20/22	CAD	1,613	USD	1,267	(25)
HSBC	05/18/22	USD	701	JPY	80,025	(41)
HSBC	05/18/22	CNH	1,237	USD	193	(1)
HSBC	05/18/22	USD	1,527	CNH	9,763	7
HSBC	05/18/22	USD	163	CNH	1,036	—
HSBC	06/15/22	USD	9	ZAR	138	—
HSBC	06/15/22	USD	623	PLN	2,682	16
HSBC	06/15/22	PLN	2,770	USD	605	(54)
JPMorgan Chase Bank	04/20/22	USD	179	CAD	228	3
JPMorgan Chase Bank	05/18/22	JPY	28,503	USD	231	(4)
JPMorgan Chase Bank	06/15/22	USD	543	CHF	497	(1)
JPMorgan Chase Bank	06/15/22	MXN	25,137	USD	1,165	(79)
Montgomery/Bank of America	04/20/22	USD	104	ILS	341	3
Montgomery/Bank of America	06/15/22	USD	85	CHF	78	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/20/22	CAD	392	USD	308	$(6)
Morgan Stanley	05/18/22	USD	411	JPY	48,439	(11)
Morgan Stanley	05/18/22	CNH	1,009	USD	158	(1)
Morgan Stanley	05/18/22	JPY	105,056	USD	906	40
Morgan Stanley	06/15/22	GBP	80	USD	104	(1)
State Street	04/20/22	USD	14	ILS	45	(1)
State Street	04/20/22	USD	183	CAD	232	3
State Street	04/20/22	CAD	4,021	USD	3,163	(56)
State Street	05/18/22	USD	188	CNH	1,207	2
State Street	05/18/22	USD	202	CNH	1,284	(1)
State Street	05/18/22	CNH	17,304	USD	2,706	(12)
State Street	06/15/22	USD	431	GBP	322	(7)
State Street	06/15/22	EUR	511	USD	569	(1)
UBS	04/20/22	USD	444	CAD	563	7
UBS	04/20/22	ILS	1,322	USD	417	3
Westpac Banking	04/20/22	USD	2,370	CAD	3,019	47
Westpac Banking	05/18/22	USD	124	JPY	14,729	(2)
Westpac Banking	06/15/22	EUR	139	USD	154	(2)
						$(497)

A list of the open OTC swap agreements held by the Fund at March 31, 2022 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Allegro EU SA	1 MONTH USD LIBOR +0.65	Allegro EU SA	Monthly	12/15/2025	PLN	265	$(67)	$–	$(67)
Goldman Sachs	Aspeed Technology	1 MONTH USD LIBOR +0.50	Aspeed Technology	Annually	12/15/2025	USD	(464)	105	–	105
Goldman Sachs	Russell 2000 Growth Index Technology	ASSET RETURN	Russell 2000 Growth Index Technology	Monthly	12/15/2025	USD	6,045	(636)	–	(636)
Goldman Sachs	Samsung Electronics	ASSET RETURN	Samsung Electronics	Monthly	12/15/2025	KRW	438	(16)	–	(16)
Goldman Sachs	Winbond Electronics	ASSET RETURN	Winbond Electronics	Monthly	12/15/2025	TWD	340	21	–	21
Morgan Stanley	Avast PLC	1 MONTH USD LIBOR	Avast PLC	Annually	09/12/2023	USD	(636)	—	–	–
Morgan Stanley	Biotest VZ	EURIB-1M	Biotest VZ	Annually	11/03/2022	EUR	(504)	(43)	–	(43)
Morgan Stanley	COHERENT INC	FEDEF-1-DAY	COHERENT INC	Annually	06/09/2022	USD	(3,533)	224	–	224
Morgan Stanley	Entegris Inc	ASSET RETURN	Entegris Inc	Monthly	09/09/2022	USD	191	9	–	9
Morgan Stanley	Healthcare Realty	ASSET RETURN	Healthcare Realty	Monthly	09/09/2022	USD	1,216	1	–	1
Morgan Stanley	II-VI Inc	ASSET RETURN	II-VI Inc	Monthly	09/09/2022	USD	820	(90)	–	(90)
Morgan Stanley	Intertape Polyme	DISC-1-DAY	Intertape Polyme	Annually	08/25/2022	CAD	(400)	1	–	1
Morgan Stanley	Meggitt PLC	1-MONTH USD - LIBOR	Meggitt PLC	Annually	08/16/2023	GBP	(962)	35	–	35
Morgan Stanley	MKS Instruments	ASSET RETURN	MKS Instruments	Monthly	09/09/2022	USD	46	1	–	1
Morgan Stanley	NortonLifeLock	ASSET RETURN	NortonLifeLock	Monthly	09/09/2022	USD	70	1	–	1
Morgan Stanley	Quidel Corporation	ASSET RETURN	Quidel Corporation	Monthly	09/09/2022	USD	334	—	–	–
Morgan Stanley	Rentokil Intial	ASSET RETURN	Rentokil Intial	Monthly	09/12/2023	USD	1,268	(17)	–	(17)
Morgan Stanley	Rogers Corporation	ASSET RETURN	Rogers Corporation	Monthly	09/09/2022	USD	773	4	–	4
Morgan Stanley	SHAW COMM	DISC -1-DAY	SHAW COMM	Annually	08/25/2022	CAD	(2,022)	7	–	7
Morgan Stanley	Take-Two Interac	ASSET RETURN	Take-Two Interac	Monthly	09/09/2022	USD	1,840	(16)	–	(16)
Morgan Stanley	US Ecology Inc	ASSET RETURN	US Ecology Inc	Monthly	09/09/2022	USD	437	(1)	–	(1)
Morgan Stanley	Vivo Energy PLC	1 MONTH USD LIBOR	Vivo Energy PLC	Annually	09/12/2023	USD	(616)	11	–	11
UBS	Intertrust	EURIB-1M	Intertrust	Annually	11/03/2022	EUR	(1,935)	40	–	40
UBS	Stagecoach Group PLC	SONIA-1-DAY	Stagecoach Group PLC	Annually	08/16/2023	GBP	(27)	—	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
								$(426)	$–	$(426)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.38	5.00%	Quarterly	06/20/2027	$1,209	$(67)	$(56)	$(11)
CDX.HY.38	5.00%	Quarterly	06/20/2027	1,620	(87)	(92)	5
CDX.IG.38	1.00%	Quarterly	06/20/2027	4,471	(85)	(66)	(19)
CDX.IG.38	1.00%	Quarterly	06/20/2027	860	(16)	(13)	(3)
CDX.IG.38	1.00%	Quarterly	06/20/2027	860	(16)	(13)	(3)
GAP Inc.	1.00%	Quarterly	06/20/2025	270	8	28	(20)
ITRX.XOVER.37	5.00%	Quarterly	06/20/2027	692	(54)	(48)	(6)
ITRX.XOVER.37	5.00%	Quarterly	06/20/2027	172	(14)	(12)	(2)
ITRX.XOVER.37	5.00%	Quarterly	06/20/2027	688	(54)	(47)	(7)
Nordstrom	1.00%	Quarterly	06/20/2025	50	2	2	–
Simon Property Group	1.00%	Quarterly	06/20/2025	275	(4)	12	(16)
SOAF	1.00%	Quarterly	12/20/2024	1,685	12	–	12
					$(375)	$(305)	$(70)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Turkey	1.00%	Quarterly	06/20/2027	(727)	$(136)	$(145)	$9

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X PRIB06-MONTH + 0.0 BPS	5.553%	Semi-Annually	06/15/2024	CZK	16,684	$(4)	$–	$(4)
1.0 X PRIB06-MONTH + 0.0 BPS	4.553%	Semi-Annually	06/15/2025	CZK	95,167	32	–	32
1.0 X IN00O/N + 0.0 BPS	5.936%	Semi-Annually	06/15/2027	INR	287,240	27	–	27
2.5325%	1.0 X CNRR007 + 0.0 BPS	Quarterly	06/15/2027	CNY	17,619	19	–	19
1.0 X WIBR6-MONTH + 0.0 BPS	4.150%	Semi-Annually	06/15/2027	PLN	3,663	38	13	25
						$112	$13	$99

Percentages are based on Net Assets of $449,269 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2022 was $1,119 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $586 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.

(D)	Securities considered restricted. The total market value of such securities as of March 31, 2022 was $1,398 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(E)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $1,166 ($ Thousands), or 0.3% of the Net Assets of the Fund (See Note 2).
(F)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $62,149 ($ Thousands), representing 13.8% of the Net Assets of the Fund.

(G)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Strategy Alternative Fund (Concluded)

(H)	Perpetual security with no stated maturity date.
(I)	Security is in default on interest payment.
(J)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(K)	Zero coupon security.
(L)	Interest rate represents the security's effective yield at the time of purchase.
(M)	Refer to table below for details on Options Contracts.
(N)	Interest Rate Not Available.
(O)	Security, or portion thereof, has been pledged as collateral on securities sold short.

ADR — American Depositary Receipt
BPs— Basis Points
Cl — Class
CLO — Collateralized Loan Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
CV — Conversion Ratio
CZK — Czech Koruna
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EUR — Euro
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HKD — Hong Kong Dollar
ICE— Intercontinental Exchange
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
NASDAQ – National Association of Securities Dealers and Automated Quotations
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
PLN — Polish Zloty
S&P— Standard & Poor's
Ser — Series
SGD — Singapore Dollar
SPDR — Standard & Poor's Depository Receipt
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
ZAR — South African Rand

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	118,056	167	944	119,167
Corporate Obligations	–	78,242	196	78,438
Exchange Traded Funds	49,252	–	–	49,252
Sovereign Debt	–	29,174	–	29,174
Loan Participations	–	14,628	3,817	18,445
Foreign Common Stock	10,047	–	–	10,047
Asset-Backed Securities	–	1,804	–	1,804
Warrants	3	1,551	163	1,717
Municipal Bonds	–	1,232	–	1,232
Convertible Bonds	–	952	–	952
U.S. Treasury Obligations	–	597	–	597
Preferred Stock	–	–	415	415
Mortgage-Backed Security	–	173	–	173
Cash Equivalent	121,182	–	–	121,182
Total Investments in Securities	298,540	128,520	5,535	432,595
Securities Sold Short
Common Stock	(49,624)	–	–	(49,624)
Corporate Obligations	–	(11,259)	–	(11,259)
Exchange Traded Funds	(8,968)	–	–	(8,968)
Foreign Common Stock	(3,904)	–	–	(3,904)
U.S. Treasury Obligations	–	(523)	–	(523)
Total Securities Sold Short	(62,496)	(11,782)	–	(74,278)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,065	–	–	1,065
Written Options	(398)	–	–	(398)
Futures Contracts*
Unrealized Depreciation	(61)	–	–	(61)
Forwards Contracts*
Unrealized Appreciation	–	245	–	245
Unrealized Depreciation	–	(742)	–	(742)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	460	–	460
Unrealized Depreciation	–	(886)	–	(886)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	26	–	26
Unrealized Depreciation	–	(87)	–	(87)
Interest Rate Swaps*
Unrealized Appreciation	–	103	–	103
Unrealized Depreciation	–	(4)	–	(4)
Total Other Financial Instruments	606	(885)	–	(279)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Warrants	Investments in Preferred Stock
Balance as of October 1, 2021	$1,147	$–	$3,896	$73	$115
Accrued discounts/premiums	–	–	3	–	–
Realized gain/(loss)	4	–	3	–	–
Change in unrealized appreciation/(depreciation)	(133)	4	(127)	59	10
Purchases	–	–	318	31	290
Sales	(74)	–	(276)	–	–
Net transfer into Level 3	–	192	–	–	–
Net transfer out of Level 3	–	–	–	–	–
Ending Balance as of March 31, 2022(1)	$944	$196	$3,817	$163	$415
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(125)	$4	$(120)	$–	$–

(1) Of the $5,535 ($ Thousands) in Level 3 securities as of March 31, 2022, $1,795 ($ Thousands) or 0.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2022, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$153,952	$282,099	$(314,869)	$—	$—	$121,182	121,182,268	$9	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 40.8%
U.S. Treasury Bills
0.160%, 06/23/2022 (A)	$873	$872
0.129%, 06/16/2022 (A)	4,257	4,253
0.070%, 05/26/2022 (A)	101,855	101,810
0.064%, 05/19/2022 (A)	45,651	45,636
0.060%, 04/21/2022 (A)	53,432	53,428
0.060%, 04/28/2022 (A)	423	423
0.055%, 04/07/2022 (A)	200,467	200,462
0.055%, 04/14/2022 (A)	30,000	29,999
0.000%, 07/21/2022 (A)	69,000	68,860
0.000%, 09/08/2022 (A)	40,000	39,837
0.000%, 09/15/2022 (A)	73,842	73,523
0.000%, 09/29/2022 (A)	100,000	99,494
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,420	4,522
3.625%, 04/15/2028	1,738	2,202
3.375%, 04/15/2032	4,752	6,701
2.500%, 01/15/2029	2,488	3,031
2.375%, 01/15/2025	1,193	1,324
2.375%, 01/15/2027	1,394	1,617
2.125%, 02/15/2040	2,602	3,676
2.125%, 02/15/2041	2,568	3,626
2.000%, 01/15/2026	1,417	1,587
1.750%, 01/15/2028	636	728
1.375%, 02/15/2044	1,206	1,545
1.000%, 02/15/2046	1,543	1,876
1.000%, 02/15/2049	3,910	4,885
0.875%, 01/15/2029	1,052	1,162
0.750%, 07/15/2028	3,360	3,675
0.750%, 02/15/2042	4,230	4,830
0.750%, 02/15/2045	895	1,027
0.625%, 01/15/2024	1,205	1,267
0.625%, 01/15/2026	5,916	6,307
0.625%, 02/15/2043	1,834	2,045

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.500%, 01/15/2028		$10,908	$11,668
0.375%, 07/15/2023		1,208	1,268
0.375%, 07/15/2025		5,928	6,269
0.375%, 01/15/2027		2,328	2,467
0.250%, 01/15/2025		594	622
0.250%, 07/15/2029		10,332	11,029
0.250%, 02/15/2050		328	344
0.125%, 04/15/2022		8,092	8,123
0.125%, 07/15/2022		611	628
0.125%, 01/15/2023		6,090	6,303
0.125%, 07/15/2024		8,288	8,698
0.125%, 10/15/2024		8,219	8,597
0.125%, 10/15/2025		433	454
0.125%, 10/15/2025		11,377	11,926
0.125%, 04/15/2026		10,560	11,037
0.125%, 07/15/2026		5,865	6,164
0.125%, 10/15/2026		5,350	5,624
0.125%, 01/15/2030		36,935	38,985
0.125%, 07/15/2030		35,090	37,210
0.125%, 01/15/2031		50,653	53,605
0.125%, 07/15/2031		42,484	45,181
0.125%, 01/15/2032		3,347	3,559

Total U.S. Treasury Obligations
(Cost $1,056,426) ($ Thousands)			1,055,991

SOVEREIGN DEBT — 18.3%

Andina de Fomento
4.375%, 06/15/2022		$125	125
Asian Development Bank
2.625%, 01/30/2024		375	377
2.625%, 01/12/2027		1,750	1,756
2.375%, 08/10/2027		500	495
2.000%, 04/24/2026		500	488
1.750%, 08/14/2026		500	483
Asian Infrastructure Investment Bank
2.250%, 05/16/2024		375	374
Canada Government International Bond
2.000%, 11/15/2022		375	377
Council of Europe Development Bank
2.625%, 02/13/2023		500	502
2.500%, 02/27/2024		750	752
1.750%, 09/26/2022		250	251
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	36,276	49,945
0.100%, 04/15/2023		8,011	9,463
0.100%, 04/15/2026		14,844	18,595
0.100%, 04/15/2033		4,329	6,023
0.100%, 04/15/2046		6,748	11,923

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023		$750	$756
European Investment Bank
4.875%, 02/15/2036		250	314
3.250%, 01/29/2024		1,500	1,525
3.125%, 12/14/2023		250	253
2.625%, 03/15/2024		1,000	1,005
2.500%, 03/15/2023		375	377
2.500%, 10/15/2024		1,000	1,001
2.375%, 05/24/2027		250	248
2.125%, 04/13/2026		500	492
1.875%, 02/10/2025		500	491
Export Development Canada
2.750%, 03/15/2023		750	756
2.625%, 02/21/2024		1,375	1,381
2.500%, 01/24/2023		750	755
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,353	2,140
3.150%, 07/25/2032		2,725	4,677
2.100%, 07/25/2023(B)		2,256	2,740
1.850%, 07/25/2027		13,431	18,615
1.800%, 07/25/2040(B)		1,893	3,412
1.100%, 07/25/2022		1,195	1,386
0.700%, 07/25/2030(B)		14,536	19,973
0.250%, 07/25/2024		4,702	5,770
0.100%, 03/01/2025		4,653	5,653
0.100%, 03/01/2026(B)		8,737	10,879
0.100%, 03/01/2028		10,047	12,651
0.100%, 03/01/2029		9,673	12,461
0.100%, 07/25/2031(B)		6,746	8,877
0.100%, 03/01/2032		3,814	4,978
0.100%, 03/01/2036(B)		4,625	6,208
0.100%, 07/25/2036(B)		4,385	5,941
0.100%, 07/25/2047(B)		1,282	1,922
Inter-American Development Bank
7.000%, 06/15/2025		$500	565
3.125%, 09/18/2028		375	388
3.000%, 10/04/2023		250	253
3.000%, 02/21/2024		250	253
2.625%, 01/16/2024		375	377
2.500%, 01/18/2023		750	755
2.000%, 06/02/2026		1,000	975
2.000%, 07/23/2026		375	366
1.750%, 09/14/2022		1,000	1,000

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
International Bank for Reconstruction & Development
7.625%, 01/19/2023		$750	$785
4.750%, 02/15/2035		250	305
3.000%, 09/27/2023		750	759
2.500%, 03/19/2024		750	752
2.500%, 11/25/2024		500	500
2.500%, 07/29/2025		375	374
2.500%, 11/22/2027		750	746
2.125%, 07/01/2022		375	376
1.875%, 10/07/2022		875	878
1.875%, 10/27/2026		375	365
1.750%, 04/19/2023		1,000	998
1.500%, 08/28/2024		375	367
International Finance MTN
2.875%, 07/31/2023		375	378
2.125%, 04/07/2026		1,000	985
2.000%, 10/24/2022		750	753
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026(B)	EUR	3,740	5,134
2.600%, 09/15/2023(B)		1,258	1,560
2.550%, 09/15/2041(B)		1,892	3,169
2.350%, 09/15/2024(B)		1,994	2,535
2.350%, 09/15/2035(B)		3,293	4,968
1.300%, 05/15/2028(B)		2,606	3,340
1.250%, 09/15/2032(B)		5,394	7,069
0.650%, 05/15/2026		829	1,016
0.400%, 05/15/2030(B)		4,525	5,462
0.150%, 05/15/2051(B)		528	585
0.100%, 05/15/2022(B)		2,190	2,485
0.100%, 05/15/2023		964	1,142
Korea International Bond
2.750%, 01/19/2027		$1,000	996
North American Development Bank
2.400%, 10/26/2022		200	201
Province of Alberta Canada
3.350%, 11/01/2023		250	254
3.300%, 03/15/2028		500	514
2.950%, 01/23/2024		250	252
2.200%, 07/26/2022		1,000	1,003
Province of British Columbia Canada
6.500%, 01/15/2026		250	280
2.000%, 10/23/2022		750	753
Province of Manitoba Canada
3.050%, 05/14/2024		250	253
2.600%, 04/16/2024		500	501
2.125%, 05/04/2022		250	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Ontario Canada
3.200%, 05/16/2024		$250	$254
2.500%, 04/27/2026		1,000	993
2.450%, 06/29/2022		250	251
2.250%, 05/18/2022		500	501
2.200%, 10/03/2022		500	501
2.000%, 10/02/2029		500	476
Province of Quebec Canada
7.500%, 09/15/2029		450	588
2.875%, 10/16/2024		500	504
2.625%, 02/13/2023		500	504
2.500%, 04/09/2024		1,000	1,002
2.500%, 04/20/2026		750	743
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,531
2.500%, 07/17/2024		340	1,669
2.000%, 01/26/2035		932	3,707
1.875%, 11/22/2022		772	1,094
1.250%, 11/22/2027		2,456	4,145
1.250%, 11/22/2032		10,535	20,598
1.250%, 11/22/2055		1,322	4,323
1.125%, 11/22/2037		2,985	6,546
0.750%, 03/22/2034		9,440	18,127
0.750%, 11/22/2047		1,376	3,491
0.625%, 03/22/2040		2,201	4,731
0.625%, 11/22/2042		3,589	8,151
0.500%, 03/22/2050		744	1,886
0.375%, 03/22/2062		1,482	4,460
0.250%, 03/22/2052		1,575	3,914
0.125%, 03/22/2024		3,145	4,559
0.125%, 03/22/2026		3,445	5,238
0.125%, 08/10/2028		8,931	14,435
0.125%, 03/22/2029		6,155	10,060
0.125%, 08/10/2031		2,164	3,733
0.125%, 03/22/2044		4,063	8,617
0.125%, 08/10/2048		4,393	10,029
0.125%, 03/22/2058		3,973	10,535
0.125%, 11/22/2065		1,342	4,080
0.125%, 03/22/2068		2,545	8,244

Total Sovereign Debt
(Cost $453,383) ($ Thousands)			472,761

	Shares
FOREIGN COMMON STOCK — 2.9%

Australia — 0.1%
Ampol		2,048	47
APA Group		14,676	118
Aristocrat Leisure Ltd		3,212	89
ASX Ltd		1,383	85
Aurizon Holdings Ltd		21,309	59
BlueScope Steel Ltd		3,194	50

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Brambles Ltd	4,589	$34
Cochlear Ltd	834	141
Coles Group Ltd	10,674	144
Commonwealth Bank of Australia	792	63
Computershare Ltd	8,847	164
Crown Resorts Ltd	10,576	101
CSL Ltd	892	180
Dexus ‡	7,723	63
Domino's Pizza Enterprises Ltd	1,046	69
Endeavour Group	22,375	122
Evolution Mining Ltd	51,564	170
Fortescue Metals Group Ltd	3,424	53
Goodman Group ‡	3,333	57
IDP Education	3,370	80
Insurance Australia Group Ltd	20,132	66
Lendlease Group ‡	5,588	47
Medibank Pvt	28,257	65
Newcrest Mining Ltd	3,749	75
Northern Star Resources Ltd	20,330	164
Orica Ltd	4,582	55
Origin Energy Ltd	9,571	45
REA Group Ltd	484	49
Santos Ltd	10,191	59
SEEK Ltd	2,052	46
Sonic Healthcare Ltd	4,379	117
Suncorp Group	7,008	59
Tabcorp Holdings Ltd	30,312	122
Telstra Corp Ltd, Cl B	53,641	160
Treasury Wine Estates Ltd	15,968	139
Washington H Soul Pattinson & Co Ltd	3,573	77
Wesfarmers Ltd	2,749	104
WiseTech Global	4,546	174
Woodside Petroleum Ltd	5,284	127
Woolworths Group Ltd	6,248	175
Xero *	1,446	112

		3,926

Austria — 0.0%
Erste Group Bank AG	1,363	50

Belgium — 0.1%
Ageas	1,537	78
Anheuser-Busch InBev SA/NV	2,000	121
Argenx *	613	193
Elia System Operator SA/NV	1,133	174
Etablissements Franz Colruyt	14,365	599
Groupe Bruxelles Lambert SA	357	37
KBC Group NV	780	57
Proximus SADP	11,315	212
UCB SA, Cl A	2,051	248

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Umicore SA	1,214	$53

		1,772

Canada — 0.2%
Agnico Eagle Mines Ltd	4,657	285
Air Canada, Cl A *	2,823	55
Algonquin Power & Utilities Corp	5,110	79
Alimentation Couche-Tard	1,594	72
Ballard Power Systems *	11,141	130
Bank of Nova Scotia, Cl C	583	42
Barrick Gold Corp	5,823	143
Bausch Health Cos Inc *	1,753	40
BCE Inc	920	51
BlackBerry Ltd *	8,664	64
Brookfield Renewable, Cl A	2,401	105
Cameco Corp	1,757	51
Canadian Pacific Railway Ltd	1,666	138
Canadian Tire Corp Ltd, Cl A	894	135
Canadian Utilities Ltd, Cl A	2,438	75
Canopy Growth Corp *	5,503	42
CCL Industries Inc, Cl B	2,082	94
CGI Inc, Cl A *	1,997	159
Constellation Software Inc/Canada	100	171
Dollarama Inc	3,557	202
Emera Inc	1,092	54
Empire Co Ltd, Cl A	7,348	261
First Quantum Minerals Ltd (Canada)	2,143	74
FirstService ‡	408	59
Franco-Nevada Corp	892	142
George Weston Ltd	1,417	175
GFL Environmental	2,693	88
Gildan Activewear Inc	3,722	140
iA Financial Corp Inc	1,071	65
Keyera	1,776	45
Kinross Gold Corp	13,832	81
Lightspeed Commerce *	1,493	46
Loblaw Cos Ltd	5,395	485
Magna International Inc, Cl A	1,520	98
Metro Inc/CN, Cl A	8,501	490
Northland Power	1,799	60
Nutrien Ltd	1,332	138
Nuvei *	1,035	78
Onex Corp	1,036	69
Open Text Corp	2,952	125
Pan American Silver	2,322	63
Parkland	1,300	38
Quebecor Inc, Cl B	3,150	75
Restaurant Brands International Inc	2,731	160
Ritchie Bros Auctioneers, Cl B	1,894	112
Royal Bank of Canada	576	63
Saputo Inc	4,704	111
Shopify Inc, Cl A *	63	43

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Teck Resources Ltd, Cl B	2,736	$111
TELUS Corp	4,854	127
Thomson Reuters	2,088	227
Toronto-Dominion Bank/The	1,857	147
Wheaton Precious Metals Corp	2,919	139
WSP Global Inc	1,000	133

		6,455

China — 0.0%
Sands China Ltd *	18,800	46

Denmark — 0.1%
Ambu A/S, Cl B	6,945	104
Carlsberg A/S, Cl B	1,017	126
Chr Hansen Holding A/S	1,282	95
Coloplast A/S, Cl B	1,741	267
Danske Bank A/S	4,024	68
Demant A/S *	2,583	118
DSV A/S	468	91
Genmab A/S *	435	160
GN Store Nord A/S	1,712	85
Novo Nordisk A/S, Cl B	3,164	355
Novozymes A/S, Cl B	2,193	152
Orsted A/S	938	119
Pandora A/S	660	64
Tryg A/S	2,801	69

		1,873

Finland — 0.0%
Elisa Oyj	1,739	106
Kesko Oyj, Cl B	3,963	110
Nokia Oyj	10,220	57
Orion Oyj, Cl B	2,179	100
UPM-Kymmene Oyj, Cl V	1,682	55

		428

France — 0.2%
Aeroports de Paris, Cl A	373	56
Air Liquide SA	793	140
Arkema SA	736	89
BioMerieux	284	31
Bollore SA	19,190	102
Bouygues SA	892	31
Capgemini SE	366	82
Carrefour SA	6,251	137
Covivio ‡	434	35
Dassault Systemes	1,640	82
Electricite de France SA	30,650	291
Engie SA	9,305	124
Eurazeo	468	40
Eurofins Scientific	880	88
Euronext	536	49

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Gecina SA ‡	323	$41
Getlink SE	4,624	84
Ipsen SA	736	93
Kering	119	76
Legrand SA	1,748	168
L'Oreal SA	545	221
LVMH Moet Hennessy Louis Vuitton SE	84	61
Orange SA	5,452	65
Orpea	727	32
Pernod Ricard SA	584	130
Publicis Groupe SA	2,463	151
Remy Cointreau SA	674	140
Sanofi	904	93
Sartorius Stedim Biotech	390	162
Sodexo SA	477	39
STMicroelectronics NV	1,562	69
Teleperformance	98	38
Thales SA, Cl A	220	28
TOTAL SA	12,434	637
Ubisoft Entertainment SA *	2,054	91
Valeo SA	1,298	24
Veolia Environnement SA	5,206	168
Vinci SA	720	74
Vivendi SA	5,328	70
Wendel SA	480	49
Worldline SA/France *	865	38

		4,219

Germany — 0.1%
adidas AG	308	73
Allianz SE	347	84
Beiersdorf AG	1,765	187
Brenntag AG	810	66
Carl Zeiss Meditec AG	1,160	190
Commerzbank AG	2,444	19
Continental AG	570	41
Covestro AG	1,507	77
Delivery Hero SE *	1,531	68
Deutsche Boerse AG	198	36
Deutsche Telekom AG	6,455	122
E.ON SE	27,558	323
GEA Group AG	1,568	65
Hannover Rueck SE	313	54
HeidelbergCement AG	879	50
HelloFresh *	2,529	115
Henkel AG & Co KGaA	1,543	103
Infineon Technologies AG	2,515	87
Knorr-Bremse AG	603	47
Merck KGaA	757	160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	74
QIAGEN NV *	5,142	255

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rational	61	$42
RWE AG	9,223	406
Scout24	1,602	93
Siemens Healthineers AG	2,595	162
Symrise AG, Cl A	1,058	128
Telefonica Deutschland Holding AG	49,295	135
Uniper SE	9,383	244
United Internet AG	3,471	120
Vonovia SE ‡	1,105	52
Zalando SE *	783	40

		3,718

Hong Kong — 0.2%
AIA Group Ltd	6,600	70
Budweiser Brewing APAC	30,700	82
CK Asset Holdings Ltd ‡	5,931	41
CK Hutchison Holdings Ltd	18,208	134
CK Infrastructure Holdings Ltd	80,500	539
CLP Holdings Ltd, Cl B	134,838	1,314
Galaxy Entertainment Group Ltd	10,000	60
HK Electric Investments & HK Electric Investments Ltd	737,000	720
HKT Trust & HKT Ltd	19,010	26
Hong Kong & China Gas Co Ltd	688,999	835
Melco Resorts & Entertainment Ltd ADR *	3,036	23
Power Assets Holdings Ltd	136,974	893
Sino Land ‡	28,000	36
Swire Properties Ltd ‡	18,400	46
Techtronic Industries Co Ltd	6,501	105
WH Group Ltd	85,329	54
Xinyi Glass Holdings	30,000	73

		5,051

Ireland — 0.0%
Accenture PLC, Cl A	286	96
CRH PLC	2,389	96
Eaton Corp PLC	402	61
Flutter Entertainment PLC *	365	43
James Hardie Industries PLC	2,747	84
Kerry Group PLC, Cl A	3,236	364

		744

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	106
Bank Leumi Le-Israel BM	11,928	129
Elbit Systems Ltd	527	116
Nice Ltd *	1,264	278
Teva Pharmaceutical Industries Ltd ADR *	20,731	194
Wix.com Ltd *	1,696	177

		1,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Italy — 0.1%
Amplifon	2,640	$119
Atlantia SpA *	3,095	65
Davide Campari-Milano	7,301	86
DiaSorin SpA	1,377	217
Ferrari NV	347	77
Infrastrutture Wireless Italiane	8,712	99
Intesa Sanpaolo SpA	10,901	25
Moncler SpA	1,664	94
Nexi *	6,804	79
Poste Italiane SpA	8,102	93
Prysmian SpA	1,571	54
Recordati SpA	2,887	147
Stellantis	4,810	79
Telecom Italia SpA/Milano	79,865	30
Terna - Rete Elettrica Nazionale	14,047	122

		1,386

Japan — 1.0%
Advantest Corp	600	48
Aeon Co Ltd, Cl H	5,400	116
Aisin Seiki Co Ltd	1,500	52
Ajinomoto Co Inc	16,500	472
ANA Holdings Inc	3,500	74
Asahi Group Holdings Ltd	2,400	88
Asahi Intecc Co Ltd	2,900	58
Asahi Kasei Corp	4,200	37
Astellas Pharma Inc	6,600	104
Bandai Namco Holdings Inc	1,500	115
Brother Industries Ltd	3,100	57
Canon Inc	5,200	128
Capcom	6,300	154
Central Japan Railway Co	600	79
Chiba Bank Ltd/The, Cl B	7,300	44
Chubu Electric Power Co Inc	50,000	520
Chugai Pharmaceutical Co Ltd	2,500	84
Concordia Financial Group Ltd	15,100	57
Cosmos Pharmaceutical Corp	800	98
CyberAgent Inc	9,100	114
Dai Nippon Printing Co Ltd	3,300	78
Daifuku Co Ltd	700	51
Dai-ichi Life Holdings	2,300	47
Daiichi Sankyo Co Ltd	2,400	53
Daito Trust Construction Co Ltd	900	96
Daiwa House Industry Co Ltd ‡	1,300	34
Daiwa House Investment Corp ‡	42	114
Dentsu Group Inc	3,500	145
Disco	200	57
East Japan Railway Co	1,200	70
Eisai Co Ltd	1,400	65
FUJIFILM Holdings Corp	3,500	216
Fujitsu Ltd	400	61

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
GLP J-Reit ‡	44	$67
GMO Payment Gateway Inc	900	93
Hakuhodo DY Holdings Inc	5,800	74
Hamamatsu Photonics	1,500	81
Hankyu Hanshin Holdings Inc	3,600	105
Hino Motors Ltd	6,700	40
Hirose Electric Co Ltd	682	100
Hitachi Construction Machinery Co Ltd	3,100	82
Hitachi Metals Ltd	3,300	56
Hoya Corp	800	92
Ibiden	1,500	75
Idemitsu Kosan Co Ltd	50,898	1,415
Iida Group Holdings	3,400	59
Inpex Corp	86,300	1,024
IT Holdings	3,300	78
Ito En	2,000	99
ITOCHU Corp	3,700	126
Itochu Techno-Solutions Corp	2,800	72
Japan Metropolitan Fund Invest, Cl A ‡	64	54
Japan Post Bank Co Ltd	14,500	118
Japan Post Holdings Co Ltd	13,200	98
Japan Real Estate Investment Corp ‡	12	63
Japan Tobacco Inc	6,700	115
JFE Holdings	5,400	77
JSR Corp	1,900	57
JXTG Holdings Inc	333,100	1,257
Kakaku.com Inc	4,300	98
Kansai Electric Power Co Inc/The	81,800	774
Kao Corp	1,800	75
KDDI Corp	8,800	290
Keio Corp	2,500	99
Keyence	200	94
Kikkoman Corp	900	60
Kintetsu Group Holdings Co Ltd	4,000	116
Kirin Holdings Co Ltd	4,100	62
Kobayashi Pharmaceutical	1,100	89
Kobe Bussan	2,600	81
Komatsu Ltd	4,100	99
Konami Holdings Corp	2,200	140
Kose	1,000	106
Kubota	3,100	59
Kyocera Corp	1,500	85
Kyowa Hakko Kirin Co Ltd	4,100	96
Lasertec Corp	300	51
Lawson Inc	12,000	462
Lion Corp	19,700	221
LIXIL Group Corp	2,000	38
M3 Inc	1,900	70
Marubeni Corp	7,100	83
McDonald's Holdings Co Japan Ltd	5,223	218
Medipal Holdings Corp	6,800	113
MEIJI Holdings Co Ltd	2,400	131

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Mercari *	1,100	$29
Mitsubishi Chemical Holdings Corp, Cl B	8,100	55
Mitsubishi Gas Chemical Co Inc	2,000	34
Mitsui Fudosan Co Ltd ‡	2,500	54
MonotaRO	4,700	102
Murata Manufacturing Co Ltd	700	47
NEC Corp	1,400	59
Nexon Co Ltd	10,100	244
Nintendo Co Ltd	304	155
Nippon Building Fund Inc ‡	13	74
Nippon Paint Holdings	5,400	48
Nippon Prologis Inc ‡	40	118
Nippon Shinyaku	1,500	103
Nippon Steel & Sumitomo Metal Corp	4,300	77
Nippon Telegraph & Telephone Corp	7,400	216
Nippon Yusen	1,800	160
Nissan Chemical	1,800	107
Nisshin Seifun Group Inc	4,815	68
Nissin Foods Holdings Co Ltd	2,000	141
Nitori Holdings	600	76
Nomura Holdings	12,000	51
Nomura Real Estate Master Fund ‡	44	58
Nomura Research Institute Ltd	2,934	97
NTT Data Corp	5,700	114
Obic Co Ltd	400	61
Odakyu Electric Railway Co Ltd	3,500	59
Oji Holdings Corp	14,000	70
Olympus	3,600	69
Omron, Cl JP	700	47
Ono Pharmaceutical Co Ltd	10,800	273
Oracle Corp Japan	1,200	84
Oriental Land	1,200	232
ORIX	3,400	69
Orix JREIT Inc ‡	51	69
Osaka Gas Co Ltd	34,400	593
Otsuka Corp	2,000	72
Otsuka Holdings Co Ltd	2,600	91
Pan Pacific International Holdings Corp	19,200	311
Panasonic Holdings	20,400	200
Pola Orbis Holdings Inc	6,100	80
Rakuten Group Inc	7,600	61
Renesas Electronics *	4,800	57
Ricoh Co Ltd	5,000	44
Rohm Co Ltd	700	55
Ryohin Keikaku Co Ltd	5,000	59
Santen Pharmaceutical Co Ltd	8,000	81
SBI Holdings	4,300	110
SCSK	3,600	62
Secom Co Ltd	1,700	124
Seiko Epson Corp	2,500	38
Seven & i Holdings Co Ltd	3,600	172
Sharp	4,700	45

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Shimadzu Corp	2,300	$80
Shimano	400	93
Shionogi & Co Ltd	1,600	99
Shiseido Co Ltd	1,900	97
Shizuoka Bank Ltd/The	12,000	85
Softbank Corp	14,200	167
SoftBank Group Corp	1,900	87
Sohgo Security Services	4,600	152
Sompo Holdings	2,100	93
Sony Group	800	84
Square Enix Holdings Co Ltd	2,200	98
Subaru Corp	3,700	59
SUMCO Corp	3,000	50
Sumitomo Chemical	39,700	184
Sumitomo Corp	6,500	113
Sumitomo Dainippon Pharma Co Ltd	5,700	57
Sumitomo Metal Mining	1,000	51
Suntory Beverage & Food Ltd	3,500	134
Sysmex Corp	1,700	125
T&D Holdings	4,600	63
Taisei Corp	1,900	55
Taisho Pharmaceutical Holdings Co Ltd	1,900	89
Taiyo Nippon Sanso Corp	2,600	50
Takeda Pharmaceutical Co Ltd	4,318	124
TDK Corp	1,500	55
Tecmo Koei Holdings	3,180	105
Terumo Corp	2,800	86
Tobu Railway Co Ltd	5,000	123
Toho Co Ltd/Tokyo	3,600	137
Tokio Marine Holdings Inc	2,300	135
Tokyo Electric Power Co Holdings Inc *	161,400	536
Tokyo Electron	100	52
Tokyo Gas Co Ltd	44,300	815
Tokyu Corp	7,000	92
Toray Industries Inc	10,000	53
Toyo Suisan Kaisha Ltd	10,800	389
Toyota Industries Corp	700	49
Toyota Motor Corp	12,000	220
Trend Micro Inc/Japan	2,400	142
Tsuruha Holdings Inc	900	58
Unicharm Corp	7,900	284
Welcia Holdings Co Ltd	5,700	141
Yakult Honsha Co Ltd	2,100	113
Yamaha	1,100	49
Yamato Holdings Co Ltd	2,500	47
Yaskawa Electric Corp	1,400	56
Yokogawa Electric	3,700	64
Z Holdings Corp	17,700	78
ZOZO Inc	1,800	49

		24,765

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Netherlands — 0.1%
ABN AMRO Bank NV	6,628	$86
Adyen NV *	65	131
Aegon NV	17,146	92
Akzo Nobel NV	447	39
ArcelorMittal SA	2,187	71
ASM International	322	119
ASML Holding NV	209	142
Heineken Holding NV	625	49
ING Groep NV	6,781	72
JDE Peet's	3,294	95
Just Eat Takeaway.com *	928	32
Koninklijke Ahold Delhaize NV	6,728	218
Koninklijke DSM NV	490	89
Koninklijke KPN NV	78,123	273
Koninklijke Philips NV	3,809	117
Prosus NV	898	49
Universal Music Group	7,038	189
Wolters Kluwer NV	2,040	219

		2,082

New Zealand — 0.0%
Auckland International Airport Ltd *	12,197	66
Fisher & Paykel Healthcare Corp Ltd	1,443	25
Spark New Zealand Ltd	24,430	78

		169

Norway — 0.0%
Gjensidige Forsikring ASA	2,524	63
Norsk Hydro ASA	22,961	226
Schibsted, Cl A	707	17
Yara International ASA	666	34

		340

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
Jeronimo Martins SGPS SA	1,562	38

		38

Singapore — 0.1%
City Developments Ltd ‡	7,600	44
Jardine Matheson Holdings Ltd	764	42
Sea Ltd ADR *	4,117	493
Singapore Airlines Ltd	22,800	93
Singapore Technologies Engineering Ltd	8,700	26
Singapore Telecommunications	541,800	1,057

		1,755

Spain — 0.0%
Aena SME SA *	513	86
Cellnex Telecom SA	1,317	64
Enagas SA	3,003	67

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ferrovial SA	2,453	$66
Grifols SA	5,142	94
Iberdrola SA	8,302	92
Industria de Diseno Textil SA	3,840	84
Red Electrica Corp SA	2,684	56
Siemens Gamesa Renewable Energy SA	2,624	47

		656

Sweden — 0.1%
Atlas Copco AB, Cl A	345	18
Boliden	2,335	120
Electrolux, Cl B	3,309	51
Embracer Group, Cl B *	28,385	242
Epiroc, Cl A	416	9
Equities	570	23
Essity AB, Cl B	1,340	32
Getinge, Cl B	1,631	66
H & M Hennes & Mauritz, Cl B	2,264	31
Hexagon, Cl B	6,475	92
Kinnevik, Cl B *	1,565	41
Lundin Petroleum AB	19,374	830
Nordea Bank Abp, Cl A	6,982	73
Sinch *	5,721	40
Skandinaviska Enskilda Banken AB, Cl A	7,936	87
Svenska Cellulosa AB SCA, Cl B	4,559	90
Svenska Handelsbanken AB, Cl A	7,194	67
Swedbank AB, Cl A	3,925	59
Swedish Match	11,190	85
Tele2 AB, Cl B	22,228	339
Telefonaktiebolaget LM Ericsson, Cl B	10,512	97
Telia Co AB	73,554	298

		2,790

Switzerland — 0.2%
Adecco Group AG	1,187	54
Alcon Inc	2,354	189
Baloise Holding AG	496	89
Barry Callebaut AG	104	245
Chocoladefabriken Lindt & Spruengli AG	1	121
Cie Financiere Richemont SA, Cl A	891	114
Geberit AG	215	134
Givaudan SA	26	108
LafargeHolcim Ltd	1,540	76
Logitech International SA	1,488	112
Lonza Group AG	296	216
Nestle SA	1,850	242
Novartis AG	1,048	93
Partners Group Holding AG	76	95
Roche Holding	484	213
Schindler Holding AG	179	39
SGS SA, Cl B	41	115
Sika AG	195	65

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sonova Holding AG	526	$222
Straumann Holding AG	96	155
Swatch Group AG/The, Cl B	251	72
Swiss Life Holding AG	180	116
Swiss Prime Site AG ‡	588	58
Swisscom AG	2,529	1,525
Temenos AG	836	81
UBS Group AG	4,371	86
Vifor Pharma AG	505	90
Zurich Insurance Group AG	87	43

		4,768

United Kingdom — 0.3%
Admiral Group PLC	1,718	58
Allegion PLC	654	72
Amcor PLC	16,032	182
Anglo American PLC	1,722	90
Antofagasta PLC	4,517	100
Aon PLC, Cl A	234	76
Aptiv PLC *	615	74
Associated British Foods PLC	3,796	83
AstraZeneca PLC	1,317	176
Auto Trader Group PLC	16,934	141
AVEVA Group	2,005	65
Barratt Developments PLC	3,541	24
Berkeley Group Holdings	1,223	60
BHP Group	3,324	129
BP PLC	44,404	219
British American Tobacco PLC	1,681	71
BT Group PLC, Cl A	64,702	155
Bunzl PLC	3,000	117
Burberry Group PLC	2,683	59
Coca-Cola Europacific Partners PLC	2,530	123
Coca-Cola HBC AG	2,429	51
Compass Group PLC	3,169	69
DCC PLC	732	57
Diageo PLC	2,888	147
Experian PLC	2,610	101
GlaxoSmithKline PLC	6,114	133
Halma PLC	5,482	181
Hargreaves Lansdown	3,299	44
Hikma Pharmaceuticals PLC	4,056	110
HSBC Holdings PLC	22,379	155
Imperial Brands PLC	3,182	68
Informa PLC *	13,266	105
InterContinental Hotels Group PLC	861	59
J Sainsbury PLC	33,428	111
Johnson Controls International PLC	3,007	197
Johnson Matthey PLC	1,866	46
Kingfisher PLC	8,953	30
Kingspan Group PLC	608	60
Linde PLC	660	211

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
London Stock Exchange Group	585	$61
Medtronic PLC	1,787	198
National Grid PLC	26,031	402
NMC Health PLC *	12,179	—
Ocado Group PLC *	5,288	82
Pearson PLC	15,495	153
Pentair PLC	1,382	75
Persimmon PLC	1,207	34
Phoenix Group Holdings	5,068	41
Prudential	1,980	30
Reckitt Benckiser Group PLC	405	31
RELX PLC	3,034	95
Rentokil Initial	12,011	83
Rio Tinto PLC	815	65
Rolls-Royce Holdings PLC *	19,553	26
Sage Group PLC/The	12,410	115
Segro ‡	2,635	47
Severn Trent PLC	6,494	263
Shell	12,490	347
Smith & Nephew PLC	7,784	125
Smiths Group PLC	3,056	58
Smurfit Kappa Group PLC	3,031	136
Spirax-Sarco Engineering	249	41
SSE PLC	8,543	197
Tesco	17,126	62
Trane Technologies PLC	641	98
United Utilities Group PLC, Cl B	16,150	239
Vodafone Group PLC	67,936	112
Whitbread PLC *	1,289	48
WPP PLC	8,141	108

		7,381

Total Foreign Common Stock
(Cost $66,805) ($ Thousands)		75,412

COMMON STOCK — 2.5%

Communication Services — 0.2%
Activision Blizzard Inc	2,968	238
Alphabet Inc, Cl A *	115	320
AT&T Inc	16,055	379
Charter Communications Inc, Cl A *	355	194
Comcast Corp, Cl A	4,650	218
Discovery Inc, Cl A *	7,027	175
DISH Network Corp, Cl A *	7,349	232
Electronic Arts Inc	1,763	223
Fox Corp, Cl B	6,025	218
Interpublic Group of Cos Inc/The	7,556	268
Live Nation Entertainment Inc *	1,966	231
Lumen Technologies	36,323	409
Match Group Inc *	2,434	265

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meta Platforms, Cl A *	839	$187
Netflix Inc *	572	214
News Corp, Cl B	11,316	255
Omnicom Group Inc	3,054	259
Paramount Global, Cl B	6,283	237
Take-Two Interactive Software Inc, Cl A *	1,489	229
T-Mobile US Inc *	2,725	350
Twitter Inc *	6,607	256
Verizon Communications Inc	10,486	534
Walt Disney Co/The *	1,361	187

		6,078
Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	115
Amazon.com Inc, Cl A *	34	111
AutoZone Inc *	63	129
Bath & Body Works Inc	1,468	70
Best Buy Co Inc	879	80
Booking Holdings Inc *	47	110
BorgWarner	1,798	70
CarMax Inc *	796	77
Chipotle Mexican Grill Inc, Cl A *	60	95
Darden Restaurants Inc	642	85
Dollar General Corp	528	118
Dollar Tree Inc *	910	146
Domino's Pizza Inc	229	93
DR Horton Inc	1,517	113
eBay Inc	1,838	105
Etsy Inc *	824	102
Expedia Group Inc *	692	135
Fiverr International *	466	35
Garmin Ltd	1,316	156
General Motors Co *	1,328	58
Hasbro Inc	959	78
Hilton Worldwide Holdings Inc *	1,035	157
Home Depot Inc/The	344	103
Las Vegas Sands Corp *	3,108	121
Lennar Corp, Cl A	714	58
LKQ Corp	2,394	109
Lowe's Cos Inc	368	74
Marriott International Inc/MD, Cl A *	453	80
McDonald's Corp	344	85
MGM Resorts International	1,565	66
Mohawk Industries Inc *	714	89
Newell Brands Inc, Cl B	3,837	82
NIKE Inc, Cl B	645	87
O'Reilly Automotive Inc *	186	127
Penn National Gaming Inc *	2,062	88
PVH Corp	953	73
Ralph Lauren Corp, Cl A	665	75
Ross Stores Inc	1,113	101
Royal Caribbean Cruises Ltd *	1,581	133
Starbucks Corp	1,082	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	2,823	$105
Target Corp, Cl A	521	111
Tesla Inc *	79	85
TJX Cos Inc/The	1,988	120
Tractor Supply Co	712	166
Ulta Beauty Inc *	252	100
Under Armour Inc, Cl A *	8,287	141
VF Corp	1,602	91
Whirlpool Corp	588	102
Wynn Resorts Ltd *	902	72
Yum! Brands Inc	758	90

		5,070
Consumer Staples — 0.3%
Altria Group Inc	4,096	214
Archer-Daniels-Midland Co	2,936	265
Brown-Forman Corp, Cl B	2,289	153
Campbell Soup Co	7,410	330
Church & Dwight Co Inc	2,519	250
Clorox Co/The	1,065	148
Coca-Cola Co/The	3,032	188
Colgate-Palmolive Co	3,689	280
Conagra Brands Inc	7,947	267
Constellation Brands Inc, Cl A	1,139	262
Costco Wholesale Corp	479	276
Estee Lauder Cos Inc/The, Cl A	852	232
General Mills Inc	5,970	404
Hershey Co/The	1,347	292
Hormel Foods Corp	6,752	348
J M Smucker Co/The	2,772	376
Kellogg Co	4,858	313
Kimberly-Clark Corp	2,081	256
Kraft Heinz Co/The	8,225	324
Kroger Co/The	4,435	254
Lamb Weston Holdings Inc	2,378	143
McCormick & Co Inc/MD	3,138	313
Molson Coors Beverage Co, Cl B	3,119	167
Mondelez International Inc, Cl A	3,684	231
Monster Beverage Corp *	3,145	251
PepsiCo Inc	1,095	183
Philip Morris International Inc	2,561	241
Procter & Gamble Co/The	2,075	317
Sysco Corp, Cl A	2,272	186
Tyson Foods Inc, Cl A	2,695	242
Walgreens Boots Alliance Inc	4,466	200
Walmart Inc	1,137	169

		8,075
Energy — 0.2%
Baker Hughes Co, Cl A	6,778	247
Chevron Corp	1,696	276
ConocoPhillips	2,608	261
Coterra Energy Inc	9,055	244

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc, Cl A	1,554	$213
EOG Resources Inc	2,103	251
Exxon Mobil Corp	3,328	275
Halliburton Co	5,813	220
Hess Corp	3,016	323
Kinder Morgan Inc	11,252	213
Marathon Petroleum Corp	2,992	256
Occidental Petroleum Corp	5,199	295
ONEOK Inc	3,697	261
Phillips 66	2,119	183
Pioneer Natural Resources Co	950	237
Schlumberger NV, Cl A	4,748	196
Valero Energy Corp	2,323	236
Williams Cos Inc/The	6,562	219

		4,406
Financials — 0.2%
Allstate Corp/The	963	133
Ameriprise Financial Inc	353	106
Arthur J Gallagher & Co	347	61
Assurant Inc	976	178
Bank of America Corp	1,088	45
Bank of New York Mellon Corp/The	1,593	79
BlackRock Inc	75	57
Capital One Financial Corp	280	37
Cboe Global Markets Inc	436	50
Charles Schwab Corp/The	1,056	89
Chubb Ltd	198	42
Cincinnati Financial Corp	315	43
Citigroup Inc	1,014	54
Discover Financial Services	794	87
Fifth Third Bancorp	2,376	102
Franklin Resources Inc	2,773	77
Globe Life Inc	870	88
Goldman Sachs Group Inc/The	156	51
Hartford Financial Services Group Inc/The	671	48
Huntington Bancshares Inc/OH	2,954	43
Intercontinental Exchange Inc	482	64
Invesco Ltd	3,850	89
JPMorgan Chase & Co	293	40
KeyCorp	2,956	66
Loews Corp	1,583	103
M&T Bank Corp	598	101
MarketAxess Holdings Inc	257	87
Marsh & McLennan Cos Inc	634	108
MetLife Inc	351	25
Morgan Stanley	1,357	119
MSCI Inc, Cl A	231	116
Nasdaq Inc, Cl A	368	66
Northern Trust Corp	370	43
People's United Financial Inc	7,837	157
PNC Financial Services Group Inc/The	607	112
Principal Financial Group Inc, Cl A	1,498	110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progressive Corp/The	529	$60
Prudential Financial Inc	736	87
Raymond James Financial Inc	1,314	144
Regions Financial Corp	3,285	73
S&P Global Inc	277	114
State Street Corp	770	67
SVB Financial Group, Cl B *	177	99
Synchrony Financial	2,695	94
T Rowe Price Group Inc	327	49
Travelers Cos Inc/The	101	19
US Bancorp	2,336	124
Wells Fargo & Co	1,682	82
Willis Towers Watson PLC	490	116

		4,004
Health Care — 0.3%
Abbott Laboratories	798	94
AbbVie Inc	968	157
ABIOMED Inc *	422	140
Agilent Technologies Inc	1,033	137
Align Technology Inc *	219	96
AmerisourceBergen Corp, Cl A	593	92
Amgen Inc, Cl A	646	156
Anthem Inc	269	132
Baxter International Inc	1,597	124
Becton Dickinson and Co	396	105
Biogen Inc *	427	90
Bio-Rad Laboratories Inc, Cl A *	142	80
Boston Scientific Corp *	2,255	100
Bristol-Myers Squibb Co	1,520	111
Cardinal Health Inc	1,236	70
Catalent Inc *	1,309	145
Centene Corp *	1,160	98
Cerner Corp	2,555	239
Cigna Corp	365	87
Cooper Cos Inc/The, Cl A	327	137
CVS Health Corp	1,342	136
Danaher Corp, Cl A	606	178
Dentsply Sirona Inc	1,707	84
Dexcom Inc *	215	110
Edwards Lifesciences Corp, Cl A *	1,150	135
Eli Lilly & Co	431	123
Gilead Sciences Inc	1,887	112
HCA Healthcare Inc	406	102
Henry Schein Inc *	950	83
Hologic Inc *	1,195	92
Humana Inc	212	92
IDEXX Laboratories Inc *	187	102
Illumina Inc *	236	82
Incyte Corp *	1,159	92
Inmode *	3,845	142
Intuitive Surgical Inc *	390	118
Johnson & Johnson	1,720	305

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings *	675	$178
McKesson Corp	525	161
Merck & Co Inc	1,941	159
Mettler-Toledo International Inc *	80	110
Moderna Inc *	589	101
Organon & Co	2,369	83
PerkinElmer Inc	728	127
Pfizer Inc	2,320	120
Quest Diagnostics Inc	658	90
Regeneron Pharmaceuticals Inc *	259	181
ResMed Inc	487	118
Stryker Corp	346	93
Thermo Fisher Scientific Inc	120	71
UnitedHealth Group Inc	200	102
Universal Health Services Inc, Cl B	971	141
Vertex Pharmaceuticals Inc *	617	161
Viatris Inc, Cl W *	8,980	98
Waters Corp *	259	80
West Pharmaceutical Services Inc	276	113
Zimmer Biomet Holdings Inc	639	82
Zimvie *	63	1
Zoetis Inc, Cl A	653	123

		6,971
Industrials — 0.2%
3M Co	608	91
A O Smith Corp	980	63
Alaska Air Group Inc *	1,425	83
AMETEK Inc	926	123
Carrier Global Corp	1,544	71
CH Robinson Worldwide Inc	978	105
Cintas Corp	146	62
Copart Inc *	726	91
CSX Corp	2,961	111
Cummins Inc	289	59
Delta Air Lines Inc, Cl A *	1,919	76
Dover Corp	565	89
Emerson Electric Co	986	97
Equifax Inc	349	83
Expeditors International of Washington Inc	870	90
Fastenal Co, Cl A	1,178	70
FedEx Corp	571	132
Fortive Corp	1,754	107
Generac Holdings Inc *	415	123
General Dynamics Corp	849	205
General Electric Co	646	59
Honeywell International Inc	494	96
Howmet Aerospace Inc	2,374	85
Huntington Ingalls Industries Inc, Cl A	418	83
IDEX Corp	1,267	243
Illinois Tool Works Inc	606	127
Ingersoll Rand Inc	1,458	73
Jacobs Engineering Group Inc	942	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JB Hunt Transport Services Inc	390	$78
L3Harris Technologies Inc	320	79
Leidos Holdings Inc	1,361	147
Lockheed Martin Corp	186	82
Masco Corp	1,288	66
Nielsen Holdings PLC	10,077	274
Norfolk Southern Corp	347	99
Northrop Grumman Corp	381	170
Otis Worldwide Corp	879	68
PACCAR Inc	956	84
Parker-Hannifin Corp, Cl A	382	108
Quanta Services Inc	797	105
Raytheon Technologies Corp	905	90
Rockwell Automation Inc	289	81
Rollins Inc	4,270	150
Snap-on Inc	986	203
Southwest Airlines Co, Cl A *	1,959	90
TransDigm Group Inc *	128	83
Union Pacific Corp	311	85
United Parcel Service Inc, Cl B	363	78
United Rentals Inc *	308	109
Verisk Analytics Inc, Cl A	884	190
Waste Management Inc	830	132
Xylem Inc/NY	691	59

		5,537
Information Technology — 0.2%
Adobe Inc *	192	87
Advanced Micro Devices Inc *	841	92
Akamai Technologies Inc *	831	99
Analog Devices Inc	376	62
ANSYS Inc *	288	92
Applied Materials Inc	1,164	153
Autodesk Inc, Cl A *	232	50
Automatic Data Processing Inc	354	81
Broadcom Inc	192	121
Cadence Design Systems Inc *	1,227	202
Ceridian HCM Holding Inc *	1,787	122
Check Point Software Technologies Ltd *	1,215	168
Cisco Systems Inc/Delaware	2,109	118
Citrix Systems Inc	1,065	107
Cognizant Technology Solutions Corp, Cl A	1,546	139
Corning Inc, Cl B	2,864	106
CyberArk Software Ltd *	1,312	221
DXC Technology Co *	1,512	49
Enphase Energy Inc *	541	109
F5 Inc, Cl A *	420	88
Fidelity National Information Services Inc, Cl B	799	80
Fiserv Inc, Cl A *	790	80
FleetCor Technologies Inc *	390	97
Global Payments Inc	738	101
Hewlett Packard Enterprise Co	8,829	147

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HP Inc	2,363	$86
Intel Corp	1,628	81
International Business Machines Corp	639	83
Intuit Inc	357	172
IPG Photonics Corp *	879	96
Jack Henry & Associates Inc	575	113
Juniper Networks Inc	2,925	109
Keysight Technologies Inc *	736	116
KLA Corp	464	170
Mastercard Inc, Cl A	332	119
Microchip Technology Inc	1,142	86
Micron Technology Inc	831	65
Microsoft Corp	768	237
Monolithic Power Systems Inc	286	139
Motorola Solutions Inc	235	57
NetApp Inc	725	60
NortonLifeLock Inc	4,139	110
Oracle Corp, Cl B	2,724	225
Paychex Inc	656	90
Paycom Software Inc *	198	69
PayPal Holdings Inc *	1,101	127
PTC Inc *	987	106
Qorvo Inc *	628	78
QUALCOMM Inc	570	87
Salesforce *	438	93
ServiceNow Inc *	159	89
Skyworks Solutions Inc	656	87
Synopsys Inc *	211	70
Teledyne Technologies Inc *	176	83
Texas Instruments Inc	780	143
Trimble Inc *	1,788	129
Tyler Technologies Inc *	247	110
VeriSign Inc *	681	152
Western Digital Corp *	1,138	56
Zebra Technologies Corp, Cl A *	113	47

		6,511
Materials — 0.2%
Air Products and Chemicals Inc	580	145
Albemarle Corp	1,075	238
Avery Dennison Corp	1,153	201
Ball Corp	1,736	156
Celanese Corp, Cl A	628	90
CF Industries Holdings Inc	2,959	305
Corteva Inc	5,121	294
Dow Inc	2,337	149
DuPont de Nemours Inc	2,736	201
Eastman Chemical Co	1,987	223
Ecolab Inc	1,343	237
FMC Corp	1,834	241
Freeport-McMoRan Inc, Cl B	3,462	172
International Flavors & Fragrances Inc	1,993	262
International Paper Co	6,235	288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	1,153	$119
Martin Marietta Materials Inc, Cl A	696	268
Mosaic Co/The	4,243	282
Newmont Corp	4,763	378
Packaging Corp of America	1,034	161
PPG Industries Inc	1,382	181
Sealed Air Corp	3,350	224
Sherwin-Williams Co/The, Cl A	828	207
Vulcan Materials Co	1,039	191
Westrock Co	5,436	256

		5,469
Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	126
American Tower Corp, Cl A ‡	353	89
Boston Properties Inc ‡	379	49
Crown Castle International Corp ‡	437	81
Digital Realty Trust Inc, Cl A ‡	526	75
Duke Realty Corp ‡	2,124	123
Equinix Inc ‡	66	49
Equity Residential ‡	1,670	150
Essex Property Trust Inc ‡	198	68
Extra Space Storage Inc ‡	738	152
Federal Realty Investment Trust ‡	1,348	164
Healthpeak Properties Inc ‡	1,687	58
Host Hotels & Resorts Inc ‡	8,096	157
Iron Mountain Inc ‡	1,556	86
Mid-America Apartment Communities Inc ‡	907	190
Prologis Inc ‡	549	89
Public Storage ‡	325	127
Realty Income Corp ‡	2,310	160
Regency Centers Corp ‡	515	37
SBA Communications Corp, Cl A ‡	152	52
UDR Inc ‡	2,549	146
Ventas Inc ‡	1,594	98
Vornado Realty Trust ‡	747	34
Welltower Inc ‡	476	46
Weyerhaeuser Co ‡	1,020	39

		2,445
Utilities — 0.4%
AES Corp/The	15,573	401
Alliant Energy Corp	7,767	485
Ameren Corp	4,410	413
American Electric Power Co Inc	3,595	359
American Water Works Co Inc	1,287	213
Atmos Energy Corp	1,688	202
CenterPoint Energy Inc	10,623	325
CMS Energy Corp	7,099	497
Consolidated Edison Inc	4,067	385
Constellation Energy	6,342	357
Dominion Energy Inc	3,964	337
DTE Energy Co	2,191	290

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duke Energy Corp	3,471	$388
Edison International	5,332	374
Entergy Corp	2,469	288
Evergy Inc	5,347	365
Eversource Energy	5,556	490
Exelon Corp	5,763	275
FirstEnergy Corp	5,862	269
NextEra Energy Inc	3,133	265
NiSource Inc	13,455	428
NRG Energy Inc	6,095	234
Pinnacle West Capital Corp	7,351	574
PPL Corp	9,644	275
Public Service Enterprise Group Inc	5,156	361
Sempra Energy	2,197	369
Southern Co/The	5,517	400
WEC Energy Group Inc	3,611	360
Xcel Energy Inc	7,537	544

		10,523
Total Common Stock
(Cost $39,249) ($ Thousands)		65,089

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 1.2%
Consumer Discretionary — 0.0%
Toyota Motor
3.419%, 07/20/2023	$500	507
Toyota Motor Credit MTN
3.200%, 01/11/2027	750	756
2.625%, 01/10/2023	375	377
University of Southern California
5.250%, 10/01/2111	100	126

		1,766

Consumer Staples — 0.1%
Colgate-Palmolive MTN
2.250%, 11/15/2022	1,250	1,255
Procter & Gamble Co/The
2.150%, 08/11/2022	250	250

		1,505

Energy — 0.2%
Chevron
2.954%, 05/16/2026	1,000	1,004
CNOOC Petroleum North America ULC
5.875%, 03/10/2035	100	110
Equinor ASA
2.450%, 01/17/2023	1,250	1,254
Shell International Finance BV
3.250%, 05/11/2025	250	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XTO Energy
6.750%, 08/01/2037	$300	$391

		3,012

Financials — 0.5%
Bank of Montreal MTN
2.550%, 11/06/2022	250	251
Berkshire Hathaway
2.750%, 03/15/2023	1,000	1,007
BlackRock
3.375%, 06/01/2022	500	501
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022	500	501
CME Group
3.000%, 03/15/2025	1,000	1,007
FMS Wertmanagement
2.750%, 03/06/2023	375	378
2.750%, 01/30/2024	375	378
2.000%, 08/01/2022	875	878
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028	375	381
2.625%, 02/28/2024	1,000	1,005
2.500%, 11/20/2024	1,000	1,000
2.125%, 06/15/2022	500	501
2.125%, 01/17/2023	1,250	1,255
2.000%, 09/29/2022	750	753
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	125	124
2.375%, 06/10/2025	625	620
2.000%, 01/13/2025	250	246
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026	1,125	1,088
National Australia Bank Ltd
3.000%, 01/20/2023	200	202
Oesterreichische Kontrollbank
3.125%, 11/07/2023	250	253
1.625%, 09/17/2022	250	250
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	505
Svensk Exportkredit MTN
2.000%, 08/30/2022	250	251
1.625%, 11/14/2022	125	125
Svensk Exportkredit AB MTN
2.875%, 03/14/2023	1,000	1,010
Toronto-Dominion Bank MTN
3.500%, 07/19/2023	250	254
3.250%, 03/11/2024	125	127

		14,851

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037	300	390

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 12/05/2023	$500	$509
2.450%, 03/01/2026	1,000	995
Novartis Capital
4.400%, 05/06/2044	250	283

		2,177

Industrials — 0.0%
3M Co MTN
5.700%, 03/15/2037	150	185
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	406	436

		621

Information Technology — 0.2%
Apple
3.000%, 02/09/2024	375	380
2.850%, 02/23/2023	1,000	1,008
2.850%, 05/11/2024	250	252
2.450%, 08/04/2026	375	371
2.400%, 05/03/2023	250	251
Microsoft
3.700%, 08/08/2046	500	532
3.300%, 02/06/2027	1,000	1,026
2.125%, 11/15/2022	500	502
Visa
4.150%, 12/14/2035	125	136
3.150%, 12/14/2025	500	506
2.800%, 12/14/2022	125	126
2.150%, 09/15/2022	125	125

		5,215

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026	1,000	997
Florida Power & Light Co
3.125%, 12/01/2025	1,000	1,007
Southern California Gas
5.125%, 11/15/2040	150	172
3.750%, 09/15/2042	250	247

		2,423

Total Corporate Obligations
(Cost $31,676) ($ Thousands)		31,570

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	$15,762

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		15,762

PREFERRED STOCK — 0.0%

Health Care — 0.0%
Sartorius AG, 0.000% (C)	306	137

Materials — 0.0%
Fuchs Petrolub, 0.000% (C)	1,520	55

Total Preferred Stock
(Cost $201) ($ Thousands)		192

Total Investments in Securities — 66.3%
(Cost $1,662,661) ($ Thousands)		$1,716,777

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	24	Apr-2022	$3,901	$3,867	$(34)
Amsterdam Index	56	Apr-2022	8,260	9,022	642
Australian 10-Year Bond	1,425	Jun-2022	138,180	135,628	(5,344)
Bloomberg Commodity Index^	3,098	Jun-2022	39,200	38,542	(658)
Brent Crude^	382	Jun-2022	40,580	39,243	(1,337)
CAC40 10 Euro Index	85	Apr-2022	5,944	6,296	272
Canadian 10-Year Bond	1,177	Jun-2022	125,636	123,029	(5,136)
Coffee C^	81	Jul-2022	6,745	6,878	133
Copper^	82	May-2022	9,190	9,740	550
Corn^	439	Jul-2022	15,823	16,089	266
Cotton No. 2^	54	May-2022	3,092	3,664	571
Cotton No. 2^	74	Jul-2022	4,348	4,887	539
DAX Index	20	Jun-2022	7,612	8,029	306
Euro STOXX 50	370	Jun-2022	14,532	15,738	990
Euro-Bob	907	Jun-2022	133,355	130,041	(3,980)
Euro-BTP	298	Jun-2022	47,713	45,859	(2,013)
Euro-Bund	689	Jun-2022	125,990	121,631	(4,523)
Euro-Buxl	103	Jun-2022	23,015	21,339	(1,769)
Euro-OAT	133	Jun-2022	23,434	22,421	(968)
Feeder Cattle^	89	Aug-2022	8,019	7,902	(117)
FTSE 100 Index	351	Jun-2022	32,991	34,596	1,418
FTSE MIB Index	59	Jun-2022	7,478	8,011	429
FTSE Taiwan Index	4	May-2022	246	247	2
FTSE/JSE Top 40 Index	178	Jun-2022	7,658	8,391	510
Gasoline^	60	Jun-2022	7,937	7,806	(131)
Gasoline^	50	Jun-2022	6,283	6,505	222
Gold^	99	Jul-2022	19,208	19,345	137
Gold^	175	Jul-2022	34,282	34,195	(87)
Hang Seng China Enterprises Index	33	May-2022	1,577	1,585	8
Hang Seng Index	91	May-2022	12,401	12,776	381
IBEX	75	Apr-2022	6,731	7,023	196
Japanese 10-Year Bond	86	Jun-2022	111,739	106,070	(628)
Japanese 10-Year Government Bond E-MINI	2,325	Jun-2022	303,293	287,160	(1,738)
KC HRW Wheat^	22	Jul-2022	1,169	1,133	(37)
KOSPI 200 Index	6	Jun-2022	448	453	2
Lean Hogs^	110	Jun-2022	5,089	5,307	219
Live Cattle^	211	Jul-2022	11,331	11,573	242
Live Cattle^	18	Jul-2022	990	987	(2)
LME Copper^	48	Jun-2022	11,971	12,453	482
LME Lead^	20	Jun-2022	1,158	1,211	53
LME Nickel^	63	Jun-2022	8,654	12,134	3,479
LME Primary Aluminum^	218	Jun-2022	17,410	19,029	1,619
LME Zinc^	152	Jun-2022	13,724	15,916	2,193
Long Gilt 10-Year Bond	637	Jul-2022	105,937	101,677	(911)
Low Sulphur Gasoil^	161	Jun-2022	14,650	15,492	842
MSCI Emerging Markets	1,106	Jun-2022	59,669	62,240	2,572
Natural Gas^	371	May-2022	18,151	21,151	2,999
Natural Gas^	34	Apr-2022	1,602	1,918	317
NY Harbor ULSD^	20	May-2022	2,721	2,823	102
NY Harbor ULSD^	53	Jun-2022	6,474	7,125	651
NY Harbor ULSD^	17	Jun-2022	2,329	2,285	(44)
NYMEX Cocoa^	373	Jul-2022	9,794	10,023	228
OMX Stockholm 30	321	Apr-2022	6,794	7,182	167
Russell 2000 Index E-MINI	897	Jun-2022	90,058	92,678	2,620

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P - Goldman Sachs Commodity Index^	79	Apr-2022	$15,670	$14,325	$(1,345)
S&P 500 Index E-MINI	1,725	Jun-2022	367,151	390,777	23,626
S&P Mid Cap 400 Index E-MINI	75	Jun-2022	19,243	20,169	926
S&P TSX 60 Index	148	Jun-2022	29,906	31,213	619
SGX Nifty 50	429	May-2022	14,941	15,046	105
Silver^	10	Jul-2022	1,260	1,260	1
Silver^	154	May-2022	17,946	19,352	1,406
Soybean^	70	Jul-2022	5,752	5,593	(159)
Soybean Meal^	301	Jul-2022	14,164	13,828	(336)
Soybean Oil^	23	May-2022	908	965	57
Soybean Oil^	77	Jul-2022	3,221	3,171	(50)
Soybean Oil^	9	May-2022	403	378	(25)
SPI 200 Index	229	Jun-2022	29,404	32,154	1,594
Sugar No. 11^	804	Jul-2022	17,209	17,397	188
TOPIX Index	286	Jun-2022	43,539	45,866	4,522
U.S. 2-Year Treasury Note	936	Jul-2022	200,796	198,359	(2,438)
U.S. 5-Year Treasury Note	3,287	Jul-2022	385,944	376,978	(8,967)
U.S. 10-Year Treasury Note	4,371	Jun-2022	551,012	537,087	(13,925)
U.S. Long Treasury Bond	749	Jun-2022	115,752	112,397	(3,355)
U.S. Ultra Long Treasury Bond	155	Jun-2022	28,516	27,454	(1,062)
Wheat^	157	Jul-2022	8,484	7,866	(619)
WTI Crude Oil^	4	May-2022	406	394	(12)
			3,598,143	3,580,374	(2,347)
Short Contracts
Cotton No. 2^	(16)	Jul-2022	$(979)	$(1,057)	$(78)

			$3,597,164	$3,579,317	$(2,425)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/28/22	GBP	100,200	USD	132,161	$282
BNP Paribas	04/28/22	CHF	4,400	USD	4,713	(74)
BNP Paribas	04/28/22	HKD	40,100	USD	5,123	1
BNYMellon	04/28/22	GBP	4,452	USD	5,825	(34)
BNYMellon	04/28/22	AUD	5,300	USD	3,968	(12)
BNYMellon	04/28/22	CAD	8,000	USD	6,369	(36)
BNYMellon	04/28/22	EUR	13,546	USD	14,871	(211)
BNYMellon	04/28/22	JPY	3,072,600	USD	24,910	(422)
Brown Brothers Harriman	04/28/22	EUR	153,000	USD	168,377	(1,975)
Citigroup	06/15/22	USD	2,006	RUB	157,025	(260)
Citigroup	06/15/22	USD	5,545	CLP	4,512,200	117
Citigroup	06/15/22	USD	7,274	CZK	164,700	164
Citigroup	06/15/22	CNH	12,450	USD	1,958	5
Citigroup	06/15/22	CNH	650	USD	101	(1)
Citigroup	06/15/22	USD	5,995	PLN	26,100	223
Citigroup	06/15/22	USD	7,148	PLN	29,250	(179)
Citigroup	06/15/22	BRL	600	USD	124	1
Citigroup	06/15/22	BRL	12,600	USD	2,408	(184)
Citigroup	06/15/22	USD	5,061	HUF	1,697,475	31
Citigroup	06/15/22	USD	8,359	HUF	2,711,375	(226)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/15/22	USD	1,657	GBP	1,266	$9
Citigroup	06/15/22	USD	12,922	GBP	9,722	(127)
Citigroup	06/15/22	USD	14,696	BRL	77,200	1,189
Citigroup	06/15/22	USD	5,771	CNH	36,825	4
Citigroup	06/15/22	USD	9,331	CNH	59,375	(18)
Citigroup	06/15/22	USD	17,126	KRW	20,554,600	(186)
Citigroup	06/15/22	USD	10,842	INR	831,600	35
Citigroup	06/15/22	USD	10,352	INR	788,850	(34)
Citigroup	06/15/22	USD	20,475	ZAR	316,300	966
Citigroup	06/15/22	USD	776	ZAR	11,300	(9)
Citigroup	06/15/22	GBP	21,495	USD	28,818	529
Citigroup	06/15/22	USD	24,997	MXN	518,900	671
Citigroup	06/15/22	USD	1,145	MXN	23,100	(2)
Citigroup	06/15/22	CZK	33,250	USD	1,460	(42)
Citigroup	06/15/22	ZAR	37,900	USD	2,446	(123)
Citigroup	06/15/22	USD	30,376	EUR	27,514	325
Citigroup	06/15/22	USD	15,376	EUR	13,668	(125)
Citigroup	06/15/22	PLN	1,200	USD	288	3
Citigroup	06/15/22	PLN	45,150	USD	10,491	(266)
Citigroup	06/15/22	MXN	84,450	USD	3,969	(208)
Citigroup	06/15/22	EUR	109,562	USD	124,064	1,812
Citigroup	06/15/22	EUR	18,914	USD	21,022	(81)
Citigroup	06/15/22	RUB	157,025	USD	1,159	(587)
Citigroup	06/15/22	INR	263,650	USD	3,428	(20)
Citigroup	06/15/22	CLP	107,500	USD	136	2
Citigroup	06/15/22	CLP	342,250	USD	416	(14)
Citigroup	06/15/22	HUF	2,642,500	USD	7,699	(227)
Citigroup	06/15/22	KRW	1,469,600	USD	1,217	6
Citigroup	06/15/22	KRW	1,861,600	USD	1,527	(7)
JPMorgan Chase Bank	06/15/22	USD	2,006	RUB	157,025	(260)
JPMorgan Chase Bank	06/15/22	USD	5,545	CLP	4,512,200	117
JPMorgan Chase Bank	06/15/22	USD	7,274	CZK	164,700	163
JPMorgan Chase Bank	06/15/22	CNH	12,450	USD	1,958	5
JPMorgan Chase Bank	06/15/22	CNH	650	USD	101	(1)
JPMorgan Chase Bank	06/15/22	USD	5,995	PLN	26,100	222
JPMorgan Chase Bank	06/15/22	USD	7,148	PLN	29,250	(180)
JPMorgan Chase Bank	06/15/22	BRL	600	USD	124	—
JPMorgan Chase Bank	06/15/22	BRL	12,600	USD	2,408	(185)
JPMorgan Chase Bank	06/15/22	USD	5,061	HUF	1,697,475	31
JPMorgan Chase Bank	06/15/22	USD	8,359	HUF	2,711,375	(226)
JPMorgan Chase Bank	06/15/22	USD	14,696	BRL	77,200	1,189
JPMorgan Chase Bank	06/15/22	USD	5,771	CNH	36,825	4
JPMorgan Chase Bank	06/15/22	USD	9,331	CNH	59,375	(18)
JPMorgan Chase Bank	06/15/22	USD	17,126	KRW	20,554,600	(187)
JPMorgan Chase Bank	06/15/22	USD	10,842	INR	831,600	34
JPMorgan Chase Bank	06/15/22	USD	10,352	INR	788,850	(35)
JPMorgan Chase Bank	06/15/22	USD	20,475	ZAR	316,300	965
JPMorgan Chase Bank	06/15/22	USD	776	ZAR	11,300	(10)
JPMorgan Chase Bank	06/15/22	GBP	21,495	USD	28,817	529

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/15/22	USD	11,914	EUR	10,800	$137
JPMorgan Chase Bank	06/15/22	USD	14,124	EUR	12,550	(121)
JPMorgan Chase Bank	06/15/22	USD	24,997	MXN	518,900	670
JPMorgan Chase Bank	06/15/22	USD	1,145	MXN	23,100	(2)
JPMorgan Chase Bank	06/15/22	CZK	33,250	USD	1,460	(42)
JPMorgan Chase Bank	06/15/22	ZAR	37,900	USD	2,446	(123)
JPMorgan Chase Bank	06/15/22	PLN	1,200	USD	288	2
JPMorgan Chase Bank	06/15/22	PLN	45,150	USD	10,491	(266)
JPMorgan Chase Bank	06/15/22	MXN	84,450	USD	3,969	(208)
JPMorgan Chase Bank	06/15/22	EUR	107,795	USD	122,072	1,791
JPMorgan Chase Bank	06/15/22	EUR	18,914	USD	21,022	(82)
JPMorgan Chase Bank	06/15/22	RUB	157,025	USD	1,159	(587)
JPMorgan Chase Bank	06/15/22	INR	263,650	USD	3,428	(20)
JPMorgan Chase Bank	06/15/22	CLP	107,500	USD	136	1
JPMorgan Chase Bank	06/15/22	CLP	342,250	USD	416	(14)
JPMorgan Chase Bank	06/15/22	HUF	2,642,500	USD	7,699	(228)
JPMorgan Chase Bank	06/15/22	KRW	1,469,600	USD	1,217	6
JPMorgan Chase Bank	06/15/22	KRW	1,861,600	USD	1,527	(7)
						$3,749

A list of the open OTC swap agreements held by the Fund at March 31, 2022 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Bovespa Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/16/2022	BRL	$4,659	$5,320	$–	$661
Citibank	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/23/2022	TWD	2,365	2,462	–	97
JPMorgan Chase	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/23/2022	TWD	8,359	8,617	–	257
Bank of America	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/23/2022	TWD	8,251	8,493	–	242
Citibank	Hang Seng China Enterprises Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/01/2022	HKD	1,528	1,537	–	9
JPMorgan Chase	Hang Seng China Enterprises Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/01/2022	HKD	14,300	14,405	–	105
Bank of America	Hang Seng China Enterprises Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/01/2022	HKD	13,854	13,877	–	23
Bank of America	SGX Nifty 50	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/01/2022	USD	3,137	3,157	–	20
Bank of America	Cotton No. 2^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/09/2022	USD	1,253	1,493	–	239
Citibank	Soybean Oil^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/16/2022	USD	1,847	1,972	–	125
Bank of America	Soybean Oil^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/16/2022	USD	1,566	1,679	–	112
JPMorgan Chase	KOSPI Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/12/2022	KRW	12,365	12,748	–	383
Bank of America	Swiss Market	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	06/20/2022	CHF	6,763	7,323	–	560
Bank of America	Sugar^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/03/2022	USD	107	108	–	1
Citibank	Sugar^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/03/2022	USD	22	22	–	–
Bank of America	Soybean Oil^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2022	USD	417	412	–	(5)
Bank of America	Corn^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2022	USD	9,990	10,115	–	125
Citibank	Soybean^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2022	USD	5,514	5,353	–	(161)
Citibank	Soybean Oil^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2022	USD	452	453	–	1
Bank of America	Soybean Meal^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/17/2022	USD	655	643	–	(12)
								$100,189	$–	2,782

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
1.00%	3 MONTH USD - LIBOR	Annually	09/21/2024	USD	274,000	$(8,604)	$(287)	$(8,317)
1.00%	1D USD SOFR	Annually	06/15/2027	USD	140,175	(8,322)	(1,759)	(6,563)
						$(16,926)	$(2,046)	$(14,880)

Percentages are based on Net Assets of $2,588,907 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2022.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $96,259 ($ Thousands), representing 3.7% of the Net Assets of the Fund.

(C)	No interest rate available.

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAC — Cotation Assistée en Continu
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CZK — Czech Koruna
DAX — German Stock Index
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HRW— Hard Red Winter
HUF — Hungarian Forint
IBEX — Spanish Stock Exchange Index
INR — Indian Rupee
JPY — Japanese Yen
JSE — Johannesburg Stock Exchange
KRW — Korean Won
KOSPI — Korea Composite Stock Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
OMXS — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PLC — Public Limited Company
PLN — Polish Zloty
REIT — Real Estate investment Trust
RUB — Russian Ruble

S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR— Secured Overnight Financing Rate
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar
WTI — West Texas Intermediate
ZAR — South African Rand

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,055,991	–	1,055,991
Sovereign Debt	–	472,761	–	472,761
Foreign Common Stock	75,412	–	–	75,412
Common Stock	65,089	–	–	65,089
Corporate Obligations	–	31,570	–	31,570
Exchange Traded Fund	15,762	–	–	15,762
Preferred Stock	192	–	–	192
Total Investments in Securities	156,455	1,560,322	–	1,716,777

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	59,403	–	–	59,403
Unrealized Depreciation	(61,828)	–	–	(61,828)
Forwards Contracts*
Unrealized Appreciation	–	12,241	–	12,241
Unrealized Depreciation	–	(8,492)	–	(8,492)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(14,880)	–	(14,880)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,960	–	2,960
Unrealized Depreciation	–	(178)	–	(178)
Total Other Financial Instruments	(2,425)	(8,349)	–	(10,774)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 47.3%
Communication Services — 3.9%
Altice France
5.500%, 10/15/2029 (A)	$1,866	$1,674
5.125%, 07/15/2029 (A)	370	332
Altice France Holding
10.500%, 05/15/2027 (A)	650	680
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	270	243
AT&T
4.350%, 03/01/2029	700	741
3.500%, 06/01/2041	350	322
2.750%, 06/01/2031	375	352
2.550%, 12/01/2033	1,428	1,269
2.300%, 06/01/2027	1,050	1,000
1.650%, 02/01/2028	875	797
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,257
CCO Holdings
4.750%, 02/01/2032 (A)	1,625	1,513
4.500%, 05/01/2032	790	723
Charter Communications Operating
5.125%, 07/01/2049	200	198
4.908%, 07/23/2025	3,200	3,318
3.750%, 02/15/2028	650	642
Clear Channel Outdoor Holdings
7.500%, 06/01/2029 (A)	800	798
Digicel Group
8.000%cash/0% PIK, 04/01/2025 (A)	91	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Digicel International Finance
8.750%, 05/25/2024 (A)	$61	$60
DISH DBS
7.750%, 07/01/2026	100	99
5.750%, 12/01/2028 (A)	480	454
5.250%, 12/01/2026 (A)	580	553
5.125%, 06/01/2029	2,495	2,125
Frontier Communications Holdings
5.000%, 05/01/2028 (A)	395	379
Gannett Holdings
6.000%, 11/01/2026 (A)	490	474
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)(D)	2,397	–
Mauritius Investments
6.500%, 10/13/2026	2,470	2,597
Millicom International Cellular
6.250%, 03/25/2029 (A)	477	506
4.500%, 04/27/2031 (A)	219	204
Playtika Holding
4.250%, 03/15/2029 (A)	868	801
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	450
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	580	555
Telecom Argentina
8.500%, 08/06/2025 (A)	28	27
T-Mobile USA
4.500%, 04/15/2050	1,516	1,534
Townsquare Media
6.875%, 02/01/2026 (A)	902	929
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	730	718
Twitter
5.000%, 03/01/2030 (A)	1,270	1,264
Urban One
7.375%, 02/01/2028 (A)	740	743
Verizon Communications
3.700%, 03/22/2061	310	287
3.550%, 03/22/2051	140	132
3.400%, 03/22/2041	430	403
2.100%, 03/22/2028	515	480
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	462
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	644
Ziff Davis
4.625%, 10/15/2030 (A)	200	191
ZipRecruiter
5.000%, 01/15/2030 (A)	200	195

		33,205

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 7.5%
Allen Media
10.500%, 02/15/2028 (A)	$1,060	$1,044
Altice Financing
5.000%, 01/15/2028 (A)	735	659
American Axle & Manufacturing
5.000%, 10/01/2029	190	178
APX Group
5.750%, 07/15/2029 (A)	1,620	1,478
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	260
4.625%, 11/15/2029 (A)	505	470
At Home Group
4.875%, 07/15/2028 (A)	625	556
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	636
Bath & Body Works
6.625%, 10/01/2030 (A)	220	231
5.250%, 02/01/2028	710	714
Bed Bath & Beyond
5.165%, 08/01/2044	1,060	753
BorgWarner
5.000%, 10/01/2025 (A)	560	588
Boyne USA
4.750%, 05/15/2029 (A)	1,140	1,094
CalAtlantic Group
5.250%, 06/01/2026	330	338
Carnival
9.875%, 08/01/2027 (A)	1,410	1,559
7.875%, 06/01/2027	1,270	1,409
Carriage Services
4.250%, 05/15/2029 (A)	440	410
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	280	228
Carvana
5.500%, 04/15/2027 (A)	360	321
4.875%, 09/01/2029 (A)	1,535	1,268
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	453
CSC Holdings
6.500%, 02/01/2029 (A)	770	776
5.750%, 01/15/2030 (A)	873	777
5.000%, 11/15/2031 (A)	709	594
4.500%, 11/15/2031 (A)	460	412
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,738
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	103
5.375%, 08/15/2026 (A)	330	128
Directv Financing
5.875%, 08/15/2027 (A)	2,970	2,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
eG Global Finance
6.750%, 02/07/2025 (A)	$488	$487
Expedia Group
4.625%, 08/01/2027	647	672
Fertitta Entertainment
6.750%, 01/15/2030 (A)	160	147
4.625%, 01/15/2029 (A)	120	114
Ford Motor
3.250%, 02/12/2032	1,391	1,242
Ford Motor Credit
4.950%, 05/28/2027	1,449	1,473
4.000%, 11/13/2030	560	527
3.625%, 06/17/2031	700	632
2.900%, 02/16/2028	290	262
Foundation Building Materials
6.000%, 03/01/2029 (A)	355	320
Gap
3.625%, 10/01/2029 (A)	455	405
General Motors
5.950%, 04/01/2049	50	56
4.000%, 04/01/2025	250	252
General Motors Financial
5.650%, 01/17/2029	175	189
Getty Images
9.750%, 03/01/2027 (A)	720	745
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	260
Guitar Center
8.500%, 01/15/2026 (A)	1,050	1,071
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	964
Installed Building Products
5.750%, 02/01/2028 (A)	450	439
IRB Holding
6.750%, 02/15/2026 (A)	435	443
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	1,138
Liberty Interactive
8.500%, 07/15/2029	330	309
8.250%, 02/01/2030	190	173
Macy's Retail Holdings
6.125%, 03/15/2032 (A)	170	168
5.875%, 03/15/2030 (A)	200	197
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	264
Match Group Holdings II
3.625%, 10/01/2031 (A)	385	344
Mclaren Finance
7.500%, 08/01/2026 (A)	740	726
MDC Holdings
6.000%, 01/15/2043	180	185

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Melco Resorts Finance
5.375%, 12/04/2029 (A)	$920	$780
MercadoLibre
3.125%, 01/14/2031	840	732
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	270
Michaels
7.875%, 05/01/2029 (A)	580	497
5.250%, 05/01/2028 (A)	240	220
NCL
7.750%, 02/15/2029 (A)	360	363
5.875%, 02/15/2027 (A)	640	630
3.625%, 12/15/2024 (A)	1,600	1,508
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	279
Newell Brands
5.750%, 04/01/2046	536	560
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	640	664
Party City Holdings
8.750%, 02/15/2026 (A)	380	362
Penn National Gaming
4.125%, 07/01/2029 (A)	1,219	1,091
Penske Automotive Group
3.750%, 06/15/2029	848	759
PetSmart
7.750%, 02/15/2029 (A)	290	299
4.750%, 02/15/2028 (A)	250	242
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	520	496
PM General Purchaser
9.500%, 10/01/2028 (A)	930	914
Rent-A-Center
6.375%, 02/15/2029 (A)	850	778
Sally Holdings
5.625%, 12/01/2025	380	385
Sands China
5.125%, 08/08/2025	200	198
3.250%, 08/08/2031 (A)	200	163
3.100%, 03/08/2029 (A)	200	170
2.550%, 03/08/2027 (A)	470	408
Scientific Games International
8.625%, 07/01/2025 (A)	320	336
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	1,765	1,683
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,592	1,619
SRS Distribution
6.125%, 07/01/2029 (A)	1,360	1,255
StoneMor
8.500%, 05/15/2029 (A)	850	842

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SWF Escrow Issuer
6.500%, 10/01/2029 (A)		$1,165	$1,007
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	865
TKC Holdings
10.500%, 05/15/2029 (A)		310	316
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	394
Univision Communications
9.500%, 05/01/2025 (A)		$300	315
Viking Cruises
7.000%, 02/15/2029 (A)		130	120
VOC Escrow
5.000%, 02/15/2028 (A)		650	605
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	640
Wendy's International
7.000%, 12/15/2025		570	617
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	753
Wheel Pros
6.500%, 05/15/2029 (A)		$575	504
Wynn Macau
5.625%, 08/26/2028 (A)		390	339
5.500%, 01/15/2026 (A)		200	182
5.125%, 12/15/2029 (A)		470	399
4.875%, 10/01/2024 (A)		220	206
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		600	623
Yum! Brands
4.750%, 01/15/2030 (A)		454	445

			63,134

Consumer Staples — 1.4%
Altria Group
2.350%, 05/06/2025		425	413
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,650	1,789
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	243
Constellation Brands
3.150%, 08/01/2029		$600	579
Energizer Holdings
6.500%, 12/31/2027 (A)		325	322
FAGE International
5.625%, 08/15/2026 (A)		200	197
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	1,044
HLF Financing S.A.R.L.
4.875%, 06/01/2029 (A)		2,719	2,385
Keurig Dr Pepper
4.597%, 05/25/2028		1,000	1,054

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
4.375%, 06/01/2046	$1,671	$1,650
Lindley
4.625%, 04/12/2023	143	144
Performance Food Group
5.500%, 10/15/2027 (A)	450	448
Post Holdings
4.625%, 04/15/2030 (A)	429	386
Prosperous Ray
4.625%, 11/12/2023	300	307
United Rentals North America
4.000%, 07/15/2030	290	277
US Foods
4.750%, 02/15/2029 (A)	1,171	1,117
4.625%, 06/01/2030 (A)	580	537
Vector Group
10.500%, 11/01/2026 (A)	310	317

		13,209

Energy — 6.9%
Berry Petroleum
7.000%, 02/15/2026 (A)	1,200	1,185
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	596
Cenovus Energy
5.375%, 07/15/2025	456	481
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	266
5.125%, 06/30/2027	850	906
Civitas Resources
5.000%, 10/15/2026 (A)	475	471
CNX Midstream Partners
4.750%, 04/15/2030 (A)	430	403
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	700	722
Continental Resources
5.750%, 01/15/2031 (A)	400	438
CQP Holdco
5.500%, 06/15/2031 (A)	1,605	1,577
DCP Midstream
7.375%, ICE LIBOR USD 3 Month + 5.148%(E)(F)	300	288
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	354
Devon Energy
5.850%, 12/15/2025	1,021	1,105
5.000%, 06/15/2045	200	218
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(E)(F)	220	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, ICE LIBOR USD 3 Month + 4.028%(E)(F)	$230	$197
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,267
EQT
7.500%, 02/01/2030	360	417
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	205
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	132
Global Partners
6.875%, 01/15/2029	545	539
GNL Quintero
4.634%, 07/31/2029	353	357
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	1,000	980
ITT Holdings
6.500%, 08/01/2029 (A)	1,150	1,062
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	766
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	271
Leviathan Bond
6.500%, 06/30/2027 (A)	1,530	1,565
Marathon Petroleum
3.800%, 04/01/2028	325	327
3.625%, 09/15/2024	350	353
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,246
5.875%, 02/01/2029 (A)	70	71
MPLX
4.800%, 02/15/2029	250	266
4.000%, 03/15/2028	950	966
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,663
7.375%, 05/15/2027 (A)	1,390	1,444
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	400	402
New Fortress Energy
6.750%, 09/15/2025 (A)	715	719
NGL Energy Operating
7.500%, 02/01/2026 (A)	1,025	1,008
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,101
Noble Holdings International
11.000%, 02/15/2028	248	277
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	625
NuStar Logistics
6.375%, 10/01/2030	670	679
Oasis Petroleum
6.375%, 06/01/2026 (A)	820	840

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
7.200%, 03/15/2029	$150	$166
6.625%, 09/01/2030	700	803
6.450%, 09/15/2036	30	35
4.500%, 07/15/2044	210	201
ONEOK
6.350%, 01/15/2031	325	376
Parsley Energy
5.625%, 10/15/2027 (A)	480	496
Penn Virginia Escrow
9.250%, 08/15/2026 (A)	570	601
Petrobras Global Finance BV
5.299%, 01/27/2025	500	522
Petroleos de Venezuela
6.000%, 10/28/2022 (G)	8,860	244
6.000%, 05/16/2024 (G)	3,790	251
6.000%, 11/15/2026 (G)	1,110	78
5.500%, 04/12/2037 (G)	130	8
5.375%, 04/12/2027 (G)	2,570	170
Petroleos Mexicanos
7.690%, 01/23/2050	406	355
6.950%, 01/28/2060	207	168
6.500%, 03/13/2027	430	437
6.490%, 01/23/2027	160	162
5.350%, 02/12/2028	180	171
4.500%, 01/23/2026	40	39
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	13
Phillips 66
3.900%, 03/15/2028	525	534
Plains All American Pipeline
6.125%, ICE LIBOR USD 3 Month + 4.110%(E)(F)	250	212
3.600%, 11/01/2024	175	176
Range Resources
8.250%, 01/15/2029	700	767
5.000%, 03/15/2023	110	111
4.750%, 02/15/2030 (A)	655	651
ReNew Power Synthetic
6.670%, 03/12/2024	200	204
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	160	162
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	846
Southwestern Energy
8.375%, 09/15/2028	200	220
7.750%, 10/01/2027	2,150	2,276
4.750%, 02/01/2032	930	929
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	1,454	1,386
5.750%, 04/15/2025	925	756

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suncor Energy
3.100%, 05/15/2025		$400	$397
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)		230	223
TechnipFMC
6.500%, 02/01/2026 (A)		846	877
Total Capital International
2.829%, 01/10/2030		1,350	1,319
Transocean
11.500%, 01/30/2027 (A)		2,088	2,156
Transocean Poseidon
6.875%, 02/01/2027 (A)		441	436
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		1,250	1,138
USA Compression Partners
6.875%, 04/01/2026		1,175	1,186
Valero Energy
2.850%, 04/15/2025		350	346
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)		390	383
3.875%, 11/01/2033 (A)		430	411
Viper Energy Partners
5.375%, 11/01/2027 (A)		500	509
Western Midstream Operating
5.450%, 04/01/2044		1,100	1,115
5.300%, 03/01/2048		530	525
YPF
9.000%, 9.000%, 02/12/2023, 02/12/2023 (A)(H)		825	738
8.500%, 07/28/2025 (A)		700	599
6.950%, 07/21/2027 (A)		380	284

			58,138

Financials — 10.5%
ABN AMRO Bank
4.375%(E)(F)	EUR	400	446
Accelerate360 Holdings
8.000%, 03/01/2028 (A)		$1,154	1,203
Acrisure
6.000%, 08/01/2029 (A)		915	846
4.250%, 02/15/2029 (A)		975	886
AFC Gamma
5.750%, 05/01/2027 (A)		300	294
AG Issuer
6.250%, 03/01/2028 (A)		1,116	1,116
AIA Group
3.900%, 04/06/2028 (A)		475	483
AIA Group MTN
3.200%, 03/11/2025 (A)		425	427
AIB Group MTN
4.750%, 10/12/2023 (A)		550	560

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/2028 (E)		$200	$195
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	751
Ally Financial
4.700%, H15T7Y + 3.481%(E)(F)		1,325	1,206
American International Group
4.200%, 04/01/2028		275	285
3.900%, 04/01/2026		325	333
3.400%, 06/30/2030		225	224
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)		440	399
Aviation Capital Group
5.500%, 12/15/2024 (A)		390	401
1.950%, 01/30/2026 (A)		350	321
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	143
4.250%, 04/15/2026 (A)		430	424
2.875%, 02/15/2025 (A)		1,250	1,200
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		700	631
Banco Bilbao Vizcaya Argentaria
5.875%, EUR Swap Annual 5 Yr + 5.660%(E)(F)	EUR	800	919
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	1,002
Banco do Brasil
9.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 6.362%(E)(F)		200	208
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%(E)(F)		1,920	1,827
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%(A)(E)(F)		200	201
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%(A)(E)(F)		970	951
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%(A)(E)(F)		420	413
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%(A)(E)(F)		1,340	1,239
Banco Santander
4.250%, 04/11/2027		400	404
3.306%, 06/27/2029		400	387
2.749%, 12/03/2030		200	176
2.746%, 05/28/2025		600	585

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.250%, ICE LIBOR USD 3 Month + 3.705%(E)(F)		$150	$155
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (E)		2,115	2,094
Bank of America MTN
4.200%, 08/26/2024		225	230
4.000%, 01/22/2025		1,350	1,375
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (E)		1,525	1,543
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	1,919
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(E)(F)		$970	1,025
7.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(E)(F)	GBP	700	969
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (E)		$725	704
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/2033 (A)(E)		410	387
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	995
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(E)		675	615
BPCE
4.625%, 09/12/2028 (A)		500	515
2.277%, U.S. SOFR + 1.312%, 01/20/2032 (A)(E)		375	329
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,114
Citigroup
6.300%, ICE LIBOR USD 3 Month + 3.423%(E)(F)		1,250	1,255
5.900%, ICE LIBOR USD 3 Month + 4.230%(E)(F)		675	685
4.125%, 07/25/2028		1,450	1,472
3.400%, 05/01/2026		1,675	1,688
Coinbase Global
3.625%, 10/01/2031 (A)		400	341
3.375%, 10/01/2028 (A)		710	627
Commerzbank
6.125%(E)(F)	EUR	400	456
Cooperatieve Rabobank UA
4.625%, EUR Swap Annual 5 Yr + 4.098%(E)(F)		1,400	1,591
Credit Bank of Moscow Via CBOM Finance
7.500%, USD Swap Semi 30/360 5 Yr Curr + 5.416%, 10/05/2027 (E)		$470	33

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(E)(F)		$410	$416
7.250%, USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(E)(F)		200	202
4.550%, 04/17/2026		802	816
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(E)		600	586
Deutsche Bank
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.524%(E)(F)		400	390
DP World MTN
5.625%, 09/25/2048		200	216
First Horizon National
4.000%, 05/26/2025		625	633
FirstCash
5.625%, 01/01/2030 (A)		340	327
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,385
6.625%, 01/15/2027 (A)		1,015	941
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		3,078	2,796
HSBC Holdings
5.250%, EUR Swap Annual 5 Yr + 4.383%(E)(F)	EUR	700	787
4.950%, 03/31/2030		$226	241
3.803%, ICE LIBOR USD 3 Month + 1.211%, 03/11/2025 (E)		700	703
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (E)		1,000	941
Huarong Finance 2017 MTN
4.000%(E)(F)		310	309
Huarong Finance 2019 MTN
3.375%, 02/24/2030		200	173
2.500%, 02/24/2023		550	542
Huarong Finance II MTN
5.000%, 11/19/2025		210	209
4.625%, 06/03/2026		1,190	1,160
Intercontinental Exchange
2.100%, 06/15/2030		800	729
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,103
Itau Unibanco Holding
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.222%(A)(E)(F)		1,120	1,023
Jane Street Group
4.500%, 11/15/2029 (A)		160	152
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,518
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (E)		250	234

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LD Holdings Group
6.500%, 11/01/2025 (A)		$860	$806
6.125%, 04/01/2028 (A)		755	668
Lloyds Banking Group
4.947%(E)(F)	EUR	290	333
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		$1,532	1,441
5.625%, 01/15/2030 (A)		535	473
Morgan Stanley
3.625%, 01/20/2027		750	756
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,118
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (E)		625	537
National Bank of Uzbekistan
4.850%, 10/21/2025		200	168
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		1,754	1,686
Nationwide Building Society
3.960%, ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)(E)		450	449
NatWest Group
4.500%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(E)(F)	GBP	1,160	1,417
3.754%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.100%, 11/01/2029 (E)		$225	223
3.326%, ICE LIBOR USD 3 Month + 2.320%(E)(F)		700	700
Navient
5.500%, 03/15/2029		1,519	1,415
5.000%, 03/15/2027		1,100	1,048
Navient MTN
5.625%, 08/01/2033		180	152
NFP
6.875%, 08/15/2028 (A)		893	853
NMI Holdings
7.375%, 06/01/2025 (A)		410	430
Oxford Finance
6.375%, 02/01/2027 (A)		465	474
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	171
Raymond James Financial
4.650%, 04/01/2030		400	423
Rocket Mortgage
4.000%, 10/15/2033 (A)		160	140
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024		760	773
6.500%, 01/08/2026 (A)		680	649
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(E)(F)		510	532

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)(E)		$260	$275
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)(E)		440	421
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		1,360	1,212
VistaJet Malta Finance
6.375%, 02/01/2030 (A)		1,340	1,261
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(E)(F)		525	549
Wells Fargo MTN
4.100%, 06/03/2026		1,575	1,615
Yapi ve Kredi Bankasi
7.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/2031 (A)(E)		1,050	1,029
Yapi ve Kredi Bankasi MTN
13.875%, USD Swap Semi 30/360 5 Yr Curr + 11.245%(E)(F)		480	519
8.250%, 10/15/2024 (A)		500	518
6.100%, 03/16/2023		510	515

			89,484

Health Care — 3.1%
AbbVie
3.200%, 11/21/2029		1,375	1,359
AdaptHealth
6.125%, 08/01/2028 (A)		670	665
5.125%, 03/01/2030 (A)		560	520
4.625%, 08/01/2029 (A)		605	552
Akumin Escrow
7.500%, 08/01/2028 (A)		500	397
Bausch Health
7.000%, 01/15/2028 (A)		130	116
6.125%, 02/01/2027 (A)		1,040	1,047
5.000%, 01/30/2028 (A)		325	268
5.000%, 02/15/2029 (A)		390	304
Bausch Health Americas
8.500%, 01/31/2027 (A)		60	60
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	307
4.250%, 12/15/2025 (A)		500	508
Becton Dickinson
3.700%, 06/06/2027		690	700
2.823%, 05/20/2030		625	595
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	502
Cano Health
6.250%, 10/01/2028 (A)		$110	106

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Centene
4.250%, 12/15/2027		$20	$20
Chrome Holdco SASU
5.000%, 05/31/2029 (A)	EUR	375	387
CHS
6.125%, 04/01/2030 (A)		$1,270	1,182
Cidron Aida Finco Sarl
6.250%, 04/01/2028 (A)	GBP	440	540
CVS Health
3.750%, 04/01/2030		$590	600
DaVita
3.750%, 02/15/2031 (A)		1,760	1,540
Dentsply Sirona
3.250%, 06/01/2030		325	313
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	167
Endo DAC
9.500%, 07/31/2027 (A)		200	175
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (A)		540	493
HealthEquity
4.500%, 10/01/2029 (A)		376	356
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	233
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	1,120
MEDNAX
5.375%, 02/15/2030 (A)		250	241
Minerva Merger Sub
6.500%, 02/15/2030 (A)		2,280	2,212
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)		810	753
3.875%, 04/01/2029 (A)		1,660	1,535
Option Care Health
4.375%, 10/31/2029 (A)		740	694
Prestige Brands
3.750%, 04/01/2031 (A)		810	723
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	323
Radiology Partners
9.250%, 02/01/2028 (A)		580	580
Stryker
1.950%, 06/15/2030		825	740
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	205
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		950	960
US Renal Care
10.625%, 07/15/2027 (A)		430	409
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	495

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Verisure Midholding
5.250%, 02/15/2029 (A)	EUR	500	$513
Zoetis
2.000%, 05/15/2030		$1,100	986

			26,501

Industrials — 7.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	302
4.875%, 01/16/2024		400	405
4.625%, 07/01/2022		2,300	2,313
3.300%, 01/30/2032		260	234
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	473
4.000%, 08/11/2041 (A)		640	582
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	337
Air Canada
3.875%, 08/15/2026 (A)		400	377
Air Lease
3.250%, 03/01/2025		850	838
Air Lease MTN
3.750%, 06/01/2026		600	596
Allied Universal Holdco
9.750%, 07/15/2027		649	671
6.625%, 07/15/2026 (A)		330	334
6.000%, 06/01/2029 (A)		1,000	882
American Airlines
11.750%, 07/15/2025 (A)		420	490
5.750%, 04/20/2029 (A)		1,071	1,067
5.500%, 04/20/2026 (A)		582	586
American Airlines Pass-Through Trust
4.950%, 02/15/2025		325	312
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)		1,115	1,040
American News
8.500%cash/0% PIK, 09/01/2026 (A)		883	989
APi Escrow
4.750%, 10/15/2029 (A)		143	133
APi Group DE
4.125%, 07/15/2029 (A)		1,460	1,346
Arcosa
4.375%, 04/15/2029 (A)		500	474
Avis Budget Car Rental
5.375%, 03/01/2029 (A)		705	695
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		990	933
Boeing
5.930%, 05/01/2060		410	473
5.805%, 05/01/2050		350	404
5.150%, 05/01/2030		150	160
3.450%, 11/01/2028		375	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 03/01/2028	$425	$408
Builders FirstSource
4.250%, 02/01/2032 (A)	310	289
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	320	312
Carriage Purchaser
7.875%, 10/15/2029 (A)	240	222
Carrier Global
2.493%, 02/15/2027	1,100	1,048
2.242%, 02/15/2025	1,000	974
CoreCivic
8.250%, 04/15/2026	1,060	1,092
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	526
CoStar Group
2.800%, 07/15/2030 (A)	625	571
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	814
Delta Air Lines
7.000%, 05/01/2025 (A)	700	750
DP World MTN
6.850%, 07/02/2037 (A)	100	120
5.625%, 09/25/2048 (A)	750	810
GEO Group
5.875%, 10/15/2024	990	852
GFL Environmental
4.000%, 08/01/2028 (A)	1,188	1,093
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	1,095	1,055
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	820	865
GYP Holdings III
4.625%, 05/01/2029 (A)	470	435
H&E Equipment Services
3.875%, 12/15/2028 (A)	240	225
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	430	430
Hillenbrand
3.750%, 03/01/2031	589	539
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	600	624
IHS Holding
6.250%, 11/29/2028 (A)	350	328
5.625%, 11/29/2026 (A)	440	417
KOC Holding
6.500%, 03/11/2025	2,170	2,179
5.250%, 03/15/2023	1,330	1,330
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	490
Madison IAQ
5.875%, 06/30/2029 (A)	749	672
4.125%, 06/30/2028 (A)	179	165

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mexico City Airport Trust
5.500%, 10/31/2046	$400	$355
5.500%, 07/31/2047	892	786
4.250%, 10/31/2026 (A)	210	208
3.875%, 04/30/2028 (A)	1,190	1,137
MHP Lux
6.950%, 04/03/2026	1,870	823
MV24 Capital BV
6.748%, 06/01/2034	3,070	2,986
Northrop Grumman
3.250%, 01/15/2028	1,950	1,950
Otis Worldwide
2.565%, 02/15/2030	1,425	1,332
Park-Ohio Industries
6.625%, 04/15/2027	2,070	1,734
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	470	458
Spirit AeroSystems
4.600%, 06/15/2028	1,680	1,577
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	503	535
Standard Industries
4.375%, 07/15/2030 (A)	645	591
Stanley Black & Decker
4.250%, 11/15/2028	650	680
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	205
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,456
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,533
TransDigm
8.000%, 12/15/2025 (A)	180	188
7.500%, 03/15/2027	260	268
5.500%, 11/15/2027	1,330	1,320
4.875%, 05/01/2029	359	336
4.625%, 01/15/2029	135	126
Triumph Group
7.750%, 08/15/2025	1,611	1,623
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	69	68
United Rentals North America
5.250%, 01/15/2030	530	547
Vertiv Group
4.125%, 11/15/2028 (A)	600	548
XPO CNW
6.700%, 05/01/2034	960	982

		61,794

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 2.7%
Arches Buyer
6.125%, 12/01/2028 (A)		$364	$336
Broadcom
3.500%, 02/15/2041 (A)		525	468
3.469%, 04/15/2034 (A)		175	162
3.419%, 04/15/2033 (A)		1,150	1,073
3.187%, 11/15/2036 (A)		53	46
Brunello Bidco
3.500%, 02/15/2028 (A)	EUR	550	576
Castle US Holding
9.500%, 02/15/2028 (A)		$839	833
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		1,206	1,135
CommScope
8.250%, 03/01/2027 (A)		530	515
Dell International
6.020%, 06/15/2026		1,600	1,733
5.450%, 06/15/2023		141	145
Elastic
4.125%, 07/15/2029 (A)		695	646
Endurance International Group Holdings
6.000%, 02/15/2029 (A)		2,285	1,971
Global Payments
2.650%, 02/15/2025		400	391
Hewlett Packard Enterprise
4.900%, 10/15/2025		1,865	1,953
II-VI
5.000%, 12/15/2029 (A)		420	411
Imola Merger
4.750%, 05/15/2029 (A)		1,054	1,015
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)		687	662
Lam Research
1.900%, 06/15/2030		300	272
LogMeIn
5.500%, 09/01/2027 (A)		560	523
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		660	731
NCR
5.125%, 04/15/2029 (A)		530	510
NXP BV
3.400%, 05/01/2030 (A)		225	218
Open Text Holdings
4.125%, 02/15/2030 (A)		3	3
Paysafe Finance
4.000%, 06/15/2029 (A)		400	340
Presidio Holdings
8.250%, 02/01/2028 (A)		110	112
Prosus
3.680%, 01/21/2030 (A)		250	219

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prosus MTN
4.027%, 08/03/2050 (A)		$560	$423
3.061%, 07/13/2031 (A)		740	615
Rocket Software
6.500%, 02/15/2029 (A)		530	481
Saga
5.500%, 07/15/2026	GBP	610	755
Sprint Capital
8.750%, 03/15/2032		$510	687
Sunny Express Enterprises
3.350%(E)(F)		200	200
Switch
4.125%, 06/15/2029 (A)		300	295
Uniquify
6.000%, 06/15/2024 (A)		180	181
United Group BV
4.625%, 08/15/2028 (A)	EUR	450	468
Vericast
13.000%, 10/15/2027 (A)		$180	217
11.000%, 09/15/2026 (A)		240	234
Virtusa
7.125%, 12/15/2028 (A)		275	256

			21,811

Materials — 2.2%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	551
AngloGold Ashanti Holdings
3.750%, 10/01/2030		930	870
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)		360	324
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,235
Berry Global
1.570%, 01/15/2026		325	303
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		970	957
Chemours
4.625%, 11/15/2029 (A)		1,645	1,508
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		715	707
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,000	1,047
Freeport-McMoRan
5.450%, 03/15/2043		750	840
Glencore Funding
4.125%, 03/12/2024 (A)		400	405
Huntsman International
4.500%, 05/01/2029		375	387
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	191

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ingevity
3.875%, 11/01/2028 (A)		$735	$664
Kleopatra Finco Sarl
4.250%, 03/01/2026 (A)	EUR	425	417
Kleopatra Holdings 2 SCA
6.500%, 09/01/2026 (A)		375	301
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		$950	939
Metinvest BV
7.750%, 04/23/2023 (A)		375	162
Mountain Province Diamonds
8.000%, 12/15/2022 (A)(N)		340	338
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	143
OCP
3.750%, 06/23/2031 (A)		200	181
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		200	198
Pactiv
8.375%, 04/15/2027		1,515	1,553
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	124
Samarco Mineracao
5.750%, 10/24/2023 (G)		200	135
4.125%, 11/01/2022 (G)		200	131
Sasol Financing USA
5.500%, 03/18/2031		440	411
4.375%, 09/18/2026		1,800	1,719
Sealed Air
6.875%, 07/15/2033 (A)		411	469
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		710	700
Suzano Austria GmbH
6.000%, 01/15/2029		530	572
3.125%, 01/15/2032		590	522
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	203
Teck Resources
3.900%, 07/15/2030		$250	250
Unifrax Escrow Issuer
5.250%, 09/30/2028 (A)		365	339
Vale Overseas
6.250%, 08/10/2026		880	966
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	627

			21,389

Real Estate — 0.9%
Agree
2.900%, 10/01/2030		175	163
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	369

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diversified Healthcare Trust
9.750%, 06/15/2025		$470	$495
Duke Realty
1.750%, 07/01/2030		300	262
Essex Portfolio
3.000%, 01/15/2030		400	383
Five Point Operating
7.875%, 11/15/2025 (A)		780	798
IIP Operating Partnership
5.500%, 05/25/2026		320	320
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)		820	769
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	696
Realty Income
4.875%, 06/01/2026		$1,000	1,055
2.850%, 12/15/2032		375	354
Service Properties Trust
7.500%, 09/15/2025		370	388
5.500%, 12/15/2027		230	222
Spirit Realty
3.200%, 01/15/2027		600	587
WP Carey
4.250%, 10/01/2026		700	722

			7,583

Utilities — 1.2%
AES
2.450%, 01/15/2031		340	304
Alliant Energy Finance
4.250%, 06/15/2028 (A)		125	129
American Electric Power
2.300%, 03/01/2030		300	273
Berkshire Hathaway Energy
4.250%, 10/15/2050		175	187
Calpine
3.750%, 03/01/2031 (A)		1,875	1,678
Eskom Holdings SOC MTN
6.750%, 08/06/2023		230	226
6.350%, 08/10/2028		500	510
Greenko Investment
4.875%, 08/16/2023 (A)		410	411
NiSource
3.600%, 05/01/2030		50	50
Pike
5.500%, 09/01/2028 (A)		983	926
Sempra Energy
3.400%, 02/01/2028		1,075	1,071
Southern California Edison
4.200%, 03/01/2029		450	466

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sunnova Energy
5.875%, 09/01/2026 (A)	$410	$392
Talen Energy Supply
7.250%, 05/15/2027 (A)	510	477
6.625%, 01/15/2028 (A)	390	363
TransAlta
6.500%, 03/15/2040	1,020	1,051
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,189

		9,703

Total Corporate Obligations
(Cost $429,224) ($ Thousands)		405,951

LOAN PARTICIPATIONS — 14.1%
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
3.470%, 02/07/2029	920	909
ABG, Term Loan, 1st Lien
3.714%, 12/21/2028 (I)	44	43
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, LIBOR + 3.750%, 11/05/2027	668	663
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.957%, LIBOR + 3.500%, 02/15/2027	363	357
ADS Tactical Inc, Term Loan, 1st Lien
6.750%, 03/19/2026 (E)	1,140	1,081
Adtalem Global, Term Loan, 1st Lien
5.250%, 08/12/2028	450	448
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028	600	593
Allen Media LLC, Initial Term Loan, 1st Lien
5.724%, 02/10/2027	971	962
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 05/12/2028	1,245	1,225
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028	531	526
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.352%, LIBOR + 3.000%, 04/22/2026 (I)	366	326
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
4.478%, 02/15/2029	514	508

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
3.709%, LIBOR + 3.500%, 01/29/2027	$359	$354
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.709%, LIBOR + 3.500%, 01/29/2027	181	178
Amentum/Aecom Maverick, Term Loan
4.500%, 02/15/2029	456	451
Amentum/Aecom Maverick, Term Loan, 2nd Lien
10.000%, 01/31/2028	151	149
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.231%, LIBOR + 4.000%, 03/18/2027	157	155
Apex Tool Group, Term Loan, 1st Lien
5.594%, 02/08/2029	900	875
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/11/2028 (C)	1,069	1,059
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
3.207%, 05/15/2026 (E)	20	19
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
3.500%, 10/25/2028	469	465
Arcis Golf LLC, Initial Term Loan, 1st Lien
4.750%, 11/24/2028	700	697
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (C)	808	808
Asurion, LLC, New B-4 Term Loan, 2nd Lien
5.459%, 01/20/2029	950	927
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 07/31/2027	505	494
Athena Health, Term Loan, 1st Lien
4.000%, 02/15/2029 (I)	13	13
Athena Helath Group, Initial Term Loan
3.798%, 02/15/2029 (I)	77	76
Atlantic Aviation, Term Loan, 2nd Lien
6.250%, 09/21/2029 (I)	125	124
Authentic Brands, Delayed Draw Term Loan, 1st Lien
0.000%, 12/21/2028 (I)	294	288
Autokiniton, Term Loan B, 1st Lien
5.000%, 04/06/2028 (E)	218	215
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.506%, LIBOR + 2.750%, 06/07/2028 (I)	989	975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
3.207%, LIBOR + 2.750%, 12/23/2024 (I)	$703	$699
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
3.709%, 07/21/2025	303	302
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 11/12/2027	618	610
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
4.000%, 10/18/2028	758	740
Carnival Corporation, Initial Term Loan, 1st Lien
3.750%, 06/30/2025	533	518
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.207%, LIBOR + 3.750%, 01/29/2027	364	351
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, LIBOR + 5.000%, 06/03/2027	1,497	1,500
Chariot Buyer LLC, Initial Term Loan, 1st Lien
4.506%, 11/03/2028	574	566
Cinemark USA, Term Loan, 1st Lien
2.210%, 03/31/2025 (E)	157	153
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.709%, LIBOR + 2.500%, 02/02/2028	637	633
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 04/05/2028	378	344
CityMD/Summit Health, Term Loan, 1st Lien
3.750%, 12/22/2028	666	661
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
2.970%, LIBOR + 2.750%, 09/18/2024	859	813
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 11/08/2027	743	738
Commscope, Inc., Initial Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 04/06/2026	936	910
CPP, Term Loan, 2nd Lien
8.750%, 04/30/2026	370	361

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
5.197%, LIBOR + 4.750%, 06/26/2026	$997	$978
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
5.527%, 02/15/2029	570	557
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, 06/03/2028	593	570
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.457%, LIBOR + 7.000%, 02/19/2029	2,190	2,160
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.457%, LIBOR + 4.000%, 10/16/2026	878	871
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
7.500%, 04/07/2028 (C)(E)	300	299
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 04/09/2027	246	244
Del Monte Food, Term Loan, 1st Lien
0.000%, 02/15/2029	830	817
Diamond Sports Group LLC, Term Loan, 1st Lien
9.000%, 05/25/2026	99	101
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	907	905
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/2028 (E)	655	621
Energize Holdco LLC, Initial Term Loan, 1st Lien
4.250%, 12/08/2028	800	786
Energize Holdco LLC, Initial Term Loan, 2nd Lien
7.250%, 12/07/2029	425	420
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, 05/21/2028	323	351
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
4.756%, 05/19/2028	722	711
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.947%, LIBOR + 2.500%, 11/18/2024	325	319
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.006%, 03/08/2024 (E)	246	248
EyeCare Partners, LLC, Term Loan, 1st Lien
3.974%, LIBOR + 3.750%, 02/18/2027	756	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EyeCare Partners, Term Loan, 1st Lien
4.756%, 11/15/2028	$460	$455
EyeCare Partners, Term Loan, 2nd Lien
7.250%, 11/15/2029	430	428
Fanatics Commercial, Term Loan, 1st Lien
3.750%, 11/24/2028 (I)	718	711
First Brand Group, Term Loan, 2nd Lien
9.500%, 03/30/2028	1,410	1,404
First Brands Group, LLC, 2021 Term Loan, 1st Lien
6.000%, LIBOR + 5.000%, 03/30/2027	783	775
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.457%, LIBOR + 2.000%, 07/03/2024	1,673	1,648
Focus Financial, Term Loan, 1st Lien
3.000%, 06/30/2028	536	529
Froneri International Limited, Facility B1, 1st Lien
2.375%, 01/29/2027	330	353
Froneri International Limited, Facility B2, 1st Lien
2.707%, LIBOR + 2.250%, 01/29/2027	95	93
2.459%, LIBOR + 2.250%, 01/29/2027	43	42
Gainwell Acquisition Corp., Term B Loan, 1st Lien
5.006%, LIBOR + 4.000%, 10/01/2027 (I)	1,975	1,970
Garda Security, Term Loan, 1st Lien
4.750%, 02/01/2029	570	564
Garda World Security Corp
4.710%, LIBOR + 4.250%, 10/30/2026	679	670
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
5.063%, LIBOR + 4.500%, 02/19/2026	550	545
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 10/02/2025	1,177	1,167
Global Tel*Link Corporation, Term Loan, 1st Lien
4.459%, LIBOR + 0.040%, 11/29/2025	573	543
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026	1,312	1,279

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, 03/06/2028	$799	$795
Greystone Select, Term Loan, 1st Lien
5.750%, 06/16/2028 (E)	286	284
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.457%, LIBOR + 2.000%, 11/15/2027	435	427
Grinding Media, Inc., Term Loan B, 1st Lien
4.796%, 10/12/2028	945	935
Hexion, 1st Lien
5.000%, 03/02/2029	710	692
Holley Inc., Delayed Draw Term Loan, 1st Lien
4.576%, 11/17/2028	49	48
Holley Inc., Initial Term Loan, 1st Lien
4.500%, 11/17/2028	981	967
Hornblower, Term Loan, 1st Lien
5.500%, 04/27/2025 (I)	660	588
Hudson River Trading LLC, Term Loan, 1st Lien
3.305%, LIBOR + 3.000%, 03/20/2028	1,031	1,013
Hunter Douglas, Term Loan
4.000%, 02/09/2029	236	231
Hunter Douglas, Term Loan, 1st Lien
4.000%, 02/09/2029 (I)	644	630
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
4.756%, 12/22/2028 (I)	642	633
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
7.756%, 12/21/2029 (I)	225	220
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/02/2028 (I)	1,065	1,044
Idera, Term Loan, 2nd Lien
7.500%, 03/02/2029 (E)	175	172
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 05/01/2026	81	81
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, LIBOR + 2.750%, 01/29/2026	347	341
Intelsat Jackson, Term Loan, 1st Lien
4.750%, 02/01/2029	1,200	1,179
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.959%, LIBOR + 2.750%, 01/26/2028	1,034	1,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 05/05/2028	$794	$791
Jump Financial LLC, Term Loan, 1st Lien
5.000%, 08/07/2028	1,901	1,877
Knight Health Holdings, Term Loan, 1st Lien
5.750%, 12/23/2028 (I)	650	589
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, 10/29/2028 (I)	648	639
Lakeshore Learning Materials, Term Loan, 1st Lien
4.000%, 09/29/2028	1,347	1,321
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028	970	964
Lids Holdings, Term Loan
6.500%, 12/14/2026	1,046	1,025
Loyalty Ventures Inc., Term B Loan, 1st Lien
5.000%, 11/03/2027	932	908
LRS Holdings, LLC, Intial Term Loan, 1st Lien
4.750%, 08/31/2028	668	663
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 11/02/2027 (I)	356	352
Madison IAQ, LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028	278	273
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/27/2028	806	798
Maravai Lifescience, Term Loan
3.137%, 10/19/2027	136	135
Maverick Purchase, Term Loan, 1st Lien
10.000%, 01/31/2028 (I)	289	285
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
4.000%, 08/02/2028 (I)	740	734
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, LIBOR + 5.250%, 06/21/2027	740	767
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.457%, LIBOR + 3.000%, 05/14/2026 (E)	266	261

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Monitronics International Inc, Term Loan, 1st Lien
7.750%, LIBOR + 6.500%, 03/29/2024	$643	$522
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 10/23/2028 (C)(I)	950	940
Naked Juice/Tropicana, Term Loan, 1st Lien
3.901%, 01/24/2029 (I)	43	42
3.750%, 01/24/2029 (I)	2	2
New Era Cap, Term Loan, 1st Lien
6.750%, 07/13/2027 (I)	700	693
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (E)	896	885
OLA Netherlands B.V., Initial Term Loan
6.715%, 12/15/2026	274	265
One Call Corporation, Term B Loan, 1st Lien
6.250%, LIBOR + 5.500%, 04/22/2027	963	890
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
3.250%, 10/27/2028	589	582
Orbcomm Inc., Closing Date Term Loan, 1st Lien
5.000%, 09/01/2028	178	176
Orbcomm, Term Loan, 1st Lien
5.000%, 09/01/2028	180	178
Pacific Bells, LLC, Initial Term Loan, 1st Lien
5.000%, 11/10/2028	257	254
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/09/2028	1,015	999
Parexel International, Term Loan, 1st Lien
4.000%, 11/15/2028	1,050	1,041
Particle Investment S.A.R.L. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (E)	369	364
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
5.281%, 08/18/2028	439	436
5.250%, 08/18/2028	11	11
PDS Holdco Inc., Term Loan
5.250%, 08/18/2028	6	6
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
4.750%, 12/15/2028 (I)	569	563
Peraton Corp., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/01/2028	1,133	1,124
Peraton Corp., Term B-1 Loan, 2nd Lien
8.500%, LIBOR + 7.750%, 02/01/2029	582	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PetSmart, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/11/2028	$657	$654
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.459%, LIBOR + 3.250%, 03/05/2026	40	40
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
2.209%, 08/04/2028	766	754
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/17/2027	176	174
Playa Resorts Holding, Term Loan B (2017)
3.750%, 04/29/2024 (E)	781	762
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.006%, LIBOR + 3.000%, 11/18/2027	664	650
Project Sky, Term Loan, 1st Lien
6.500%, 10/08/2029 (I)	390	383
4.250%, 10/08/2028	1,945	1,918
Quikrete Holding, Term Loan B1, 1st Lien
3.468%, 06/11/2028 (I)	670	657
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, LIBOR + 2.750%, 02/15/2028	960	941
Radiology Partners, Inc., Term B Loan, 1st Lien
4.718%, 07/09/2025	295	291
4.697%, 07/09/2025	345	340
RC Buyer, Inc., Initial Term Loan, 2nd Lien
7.506%, 07/30/2029	300	297
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, LIBOR + 7.750%, 04/27/2029	910	828
Redstone Holdco, Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 04/27/2028	836	815
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
5.250%, 04/30/2024	305	302
Rough Country LLC, Term Loan, 1st Lien
4.506%, 07/28/2028	691	680
Royal Caribbean Cruises, Term Loan, 1st Lien
9.000%, 07/27/2029	900	890
Royal Carribbean Cruises, Term Loan, 1st Lien
0.000%, 04/05/2022 (I)	161	159

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.438%, 02/08/2028	$497	$473
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.000%, 09/01/2027	265	262
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.707%, LIBOR + 3.250%, 12/31/2025	848	839
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 10/20/2027	480	495
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (E)	440	434
Sovos Brands Intermediate, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.250%, 06/08/2028	216	213
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.457%, 06/19/2026 (E)(I)	595	592
SPX Flow, Term Loan, 1st Lien
0.000%, 12/31/2049 (I)	880	857
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
4.110%, LIBOR + 3.500%, 03/05/2027	462	457
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/22/2027	475	467
Taboola, Inc., Tranche B Term Loan, 1sr Lien
4.500%, 09/01/2028	1,418	1,407
Tekni-Plex, Inc., Term Loan, 1st Lien
4.500%, 09/15/2028	60	59
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.957%, LIBOR + 3.500%, 12/17/2026	869	855
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
5.250%, 08/31/2028	262	259
TKC Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
6.500%, LIBOR + 5.500%, 05/15/2028	836	822
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.707%, 12/09/2025	249	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.756%, 02/28/2025 (I)	$495	$513
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
4.500%, 09/15/2028	675	666
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 03/31/2028 (I)	716	697
4.000%, 03/31/2028	70	68
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.250%, LIBOR + 8.500%, 11/02/2028	200	201
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (E)	414	405
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.209%, LIBOR + 5.000%, 06/26/2026	1,100	1,005
U.S. Renal Care, Term Loan, 1st Lien
6.500%, 06/26/2026	746	685
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026 (I)	348	344
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 05/04/2026	244	242
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 04/21/2028	733	723
US Foods, Inc., Term Loan
2.508%, 09/13/2026 (E)	668	653
UST Holdings, Term Loan, 1st Lien
4.250%, 11/20/2028	489	481
Vaco Holdings, Term Loan, 1st Lien
5.750%, 01/21/2029	424	420
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.209%, LIBOR + 4.000%, 08/27/2025	1,061	1,055
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
4.750%, 12/06/2028	1,110	1,105
VFH Parent, Initial Term Loan
3.298%, 01/13/2029	290	287
Virgin Media Bristol LLC, N Facility, 1st Lien
2.897%, LIBOR + 2.500%, 01/31/2028	935	922

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
3.647%, LIBOR + 3.250%, 01/31/2029		$590	$586
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
4.750%, 04/06/2028 (E)		978	965
Virgin Pulse, Inc., Initial Term Loan, 2nd Lien
8.000%, 04/06/2029		320	314
Virtusa, Term Loan
4.500%, 02/11/2028		1,668	1,651
VT Topco, Inc., Term Loan, 1st Lien
4.500%, 08/01/2025		378	371
VT Topco, Inc., Term Loan, 2nd Lien
7.500%, 07/31/2026		320	315
Western Dental, Term Loan
5.304%, 08/18/2028		6	6
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028 (I)		180	177
WP CPP Holdings, Term B Loan
4.750%, LIBOR + 3.750%, 04/30/2025		509	480
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 07/26/2028		778	769

Total Loan Participations
(Cost $122,551) ($ Thousands)			121,348

SOVEREIGN DEBT — 11.2%

Abu Dhabi Government International Bond
4.125%, 10/11/2047(A)		$380	410
3.875%, 04/16/2050(A)		1,630	1,704
Angolan Government International Bond
9.375%, 05/08/2048		200	196
9.125%, 11/26/2049(A)		1,170	1,137
8.000%, 11/26/2029(A)		420	422
Ardagh Metal Packaging Finance USA
3.000%, 09/01/2029	EUR	350	347
Argentine Republic Government International Bond
3.500%, 07/09/2022		$1,310	462
1.500%, 07/09/2022		1,686	514
1.000%, 07/09/2029		262	89
0.750%, 07/09/2023		3,760	1,260
0.500%, 07/09/2029	EUR	6	2
0.125%, 07/09/2030		165	53

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Armenia Government International Bond
3.950%, 09/26/2029(A)		$290	$245
3.600%, 02/02/2031(A)		1,300	1,022
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,265
Bahrain Government International Bond
7.375%, 05/14/2030(A)		1,610	1,745
5.625%, 05/18/2034(A)		940	886
Belarus Government International Bond
6.875%, 02/28/2023		260	39
6.200%, 02/28/2030		200	28
Benin Government International Bond
4.875%, 01/19/2032	EUR	1,480	1,433
Brazil Government International Bond
5.333%, 02/15/2028		$120	121
Buenos Aires Government International Bond MTN
5.250%, 09/01/2022(A)		7,102	3,025
Bundesrepublik Deutschland Bundesanleihe
-0.561%, 08/15/2026(D)(J)	EUR	360	396
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	317
Cellnex Finance MTN
1.250%, 01/15/2029	EUR	400	389
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		$480	430
Colombia Government International Bond
4.125%, 05/15/2051		630	475
3.125%, 04/15/2031		730	618
3.000%, 01/30/2030		730	628
Cordoba Government International Bond
5.000%, 06/01/2027(A)		526	345
Country Garden Holdings
8.000%, 01/27/2024		200	171
Dominican Republic International Bond
7.450%, 04/30/2044		600	633
6.850%, 01/27/2045		660	653
6.500%, 02/15/2048(A)		1,270	1,207
6.400%, 06/05/2049(A)		660	617
6.000%, 07/19/2028(A)		1,300	1,320
6.000%, 02/22/2033(A)		440	429
5.500%, 02/22/2029(A)		440	434
4.500%, 01/30/2030		550	505
Ecuador Government International Bond
5.500%, 07/31/2022(A)		352	293
1.500%, 07/31/2022(A)		1,128	643
0.000%, 07/31/2030(A)(K)		329	183

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Egypt Government International Bond
8.875%, 05/29/2050(A)		$710	$613
8.700%, 03/01/2049(A)		520	444
8.500%, 01/31/2047		650	553
7.903%, 02/21/2048(A)		360	292
7.625%, 05/29/2032(A)		480	434
6.375%, 04/11/2031(A)	EUR	330	314
5.625%, 04/16/2030		1,560	1,457
4.750%, 04/11/2025		100	106
4.750%, 04/16/2026		680	696
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	1,074
Ghana Government International Bond
8.125%, 01/18/2026		500	423
8.125%, 03/26/2032(A)		950	684
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	557
5.750%, 06/06/2022		500	502
4.900%, 06/01/2030(A)		280	285
4.875%, 02/13/2028		790	807
4.500%, 05/03/2026(A)		770	781
4.375%, 06/05/2027(A)		790	794
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	860
Honduras Government International Bond
7.500%, 03/15/2024		233	231
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	96,424,000	7,032
5.250%, 01/17/2042		$1,000	1,115
3.850%, 10/15/2030		200	211
3.500%, 01/11/2028		880	902
2.850%, 02/14/2030		900	884
1.100%, 03/12/2033	EUR	400	387
0.900%, 02/14/2027		180	189
Iraq Government International Bond
5.800%, 01/15/2028		$210	205
Israel Government International Bond
3.375%, 01/15/2050		310	293
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	407
6.125%, 06/15/2033		$650	628
5.750%, 12/31/2032		204	200
5.250%, 03/22/2030	EUR	390	400
4.875%, 01/30/2032(A)		1,660	1,624
Jamaica Government International Bond
7.875%, 07/28/2045		$740	955
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		720	746

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Kenya Government International Bond
8.250%, 02/28/2048(A)		$260	$231
8.000%, 05/22/2032(A)		910	882
7.000%, 05/22/2027(A)		250	241
Lebanon Government International Bond
8.250%, 05/17/2034(G)		30	3
8.200%, 05/17/2033(G)		40	4
7.150%, 11/20/2031(G)		40	4
7.050%, 11/02/2035(G)		100	12
7.000%, 03/20/2028(G)		40	4
6.850%, 03/23/2027(G)		100	12
6.850%, 05/25/2029(G)		721	87
6.750%, 11/29/2027(G)		410	48
6.650%, 04/22/2024(G)		170	20
6.650%, 11/03/2028(G)		80	9
6.650%, 02/26/2030(G)		832	97
6.600%, 11/27/2026(G)		30	4
6.200%, 02/26/2025(G)		860	102
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	481
6.500%, 06/09/2022		5,740	287
Mexico Government International Bond
4.750%, 03/08/2044		$440	432
3.771%, 05/24/2061		520	420
2.659%, 05/24/2031		1,120	1,020
Mongolia Government International Bond
5.625%, 05/01/2023		200	201
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	631
1.500%, 11/27/2031(A)	EUR	290	265
Mozambique International Bond
9.000%, 09/15/2023		$220	189
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,730
7.696%, 02/23/2038(A)		690	602
Oman Government International Bond
6.750%, 01/17/2048		200	200
6.250%, 01/25/2031(A)		1,600	1,693
Pakistan Government International Bond
8.250%, 09/30/2025		370	306
6.875%, 12/05/2027		200	157
6.000%, 04/08/2026(A)		540	424
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		620	405
Panama Government International Bond
4.500%, 04/01/2056		300	293
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	249

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
6.100%, 08/11/2044		$500	$553
5.600%, 03/13/2048		760	779
5.400%, 03/30/2050(A)		320	324
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	561
4.450%, 02/20/2029(A)		330	358
Peruvian Government International Bond
2.783%, 01/23/2031		480	452
Qatar Government International Bond
5.103%, 04/23/2048(A)		1,690	2,066
4.817%, 03/14/2049(A)		1,130	1,339
4.625%, 06/02/2046		280	319
4.400%, 04/16/2050(A)		450	506
3.750%, 04/16/2030(A)		200	211
Reliance Industries
3.667%, 11/30/2027		1,520	1,509
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	207
3.375%, 01/28/2050	EUR	230	204
2.875%, 05/26/2028		650	711
2.875%, 03/11/2029		1,490	1,615
2.124%, 07/16/2031(A)		250	238
2.000%, 12/08/2026(A)		590	645
2.000%, 01/28/2032(A)		110	102
2.000%, 04/14/2033(A)		900	803
Russian Government International Bond
7.050%, 01/19/2028	RUB	444,542	162
5.250%, 06/23/2047(G)		$200	45
5.100%, 03/28/2035(A)(G)		200	32
4.375%, 03/21/2029(A)(G)		800	144
Samhallsbyggnadsbolaget i Norden
2.625%, 03/14/2171(E)(F)	EUR	430	401
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	1,158
3.750%, 01/21/2055(A)		220	212
3.250%, 10/22/2030(A)		430	434
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	877
4.750%, 03/13/2028(A)		740	799
Serbia Government International Bond
1.500%, 06/26/2029(A)		500	471
South Africa Government International Bond
5.650%, 09/27/2047		$950	829
4.850%, 09/27/2027		890	895
4.300%, 10/12/2028		200	193

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(G)		$910	$423
6.850%, 03/14/2024(A)(G)		200	99
6.850%, 11/03/2025(G)		570	277
6.825%, 07/18/2026(A)(G)		250	120
6.750%, 04/18/2028(A)(G)		360	169
Third Pakistan International SUKUK
5.625%, 12/05/2022		630	607
Turkey Government International Bond
7.625%, 04/26/2029		560	546
6.875%, 03/17/2036		60	53
6.500%, 09/20/2033		900	786
6.000%, 01/14/2041		1,980	1,546
5.200%, 02/16/2026	EUR	260	289
4.250%, 04/14/2026		$530	476
Ukraine Government International Bond
9.750%, 11/01/2028(A)		640	271
8.994%, 02/01/2024		280	124
7.750%, 09/01/2022		450	270
7.750%, 09/01/2023		910	459
7.750%, 09/01/2024		230	99
7.750%, 09/01/2027		250	106
7.375%, 09/25/2032(A)		200	83
7.253%, 03/15/2033(A)		420	174
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	340
3.700%, 11/25/2030(A)		660	569
Virgin Money UK
9.250%, UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2170(E)(F)	GBP	300	417
Zambia Government International Bond
5.375%, 09/20/2022(G)		$760	521

Total Sovereign Debt
(Cost $114,324) ($ Thousands)			95,899

	Shares
COMMON STOCK — 7.2%

Communication Services — 0.8%
Activision Blizzard Inc		1,211	97
Alphabet Inc, Cl A *		476	1,324
Alphabet Inc, Cl C *		440	1,229
AT&T Inc		11,246	266
Charter Communications Inc, Cl A *		186	101
Comcast Corp, Cl A		7,135	334
Discovery Inc, Cl A *		227	6
Discovery Inc, Cl C *		586	15
DISH Network Corp, Cl A *		377	12
Electronic Arts Inc		431	55
Fox Corp, Cl A		527	21

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fox Corp, Cl B	207	$8
Intelsat Jackson Holdings *(B)(C)	22,512	765
Interpublic Group of Cos Inc/The	661	23
Live Nation Entertainment Inc *	224	26
Lumen Technologies	1,286	15
Match Group Inc *	431	47
Meta Platforms, Cl A *	3,654	812
Netflix Inc *	699	262
News Corp, Cl A	784	17
News Corp, Cl B	145	3
Omnicom Group Inc	375	32
Paramount Global, Cl B	1,045	40
Take-Two Interactive Software Inc, Cl A *	197	30
T-Mobile US Inc *	916	118
Twitter Inc *	1,220	47
Verizon Communications Inc	6,621	337
Walt Disney Co/The *	2,874	394

		6,436
Consumer Discretionary — 0.9%
Advance Auto Parts Inc	103	21
Amazon.com Inc, Cl A *	694	2,262
Aptiv PLC *	413	49
AutoZone Inc *	32	65
Bath & Body Works Inc	444	21
Best Buy Co Inc	385	35
Booking Holdings Inc *	64	150
BorgWarner	394	15
Caesars Entertainment Inc *	366	28
CarMax Inc *	279	27
Carnival Corp *	1,370	28
Chipotle Mexican Grill Inc, Cl A *	43	68
Darden Restaurants Inc	188	25
Dollar General Corp	359	80
Dollar Tree Inc *	344	55
Domino's Pizza Inc	62	25
DR Horton Inc	487	36
eBay Inc	960	55
Etsy Inc *	221	28
Expedia Group Inc *	256	50
Ford Motor Co	6,128	104
Garmin Ltd	262	31
General Motors Co *	2,262	99
Genuine Parts Co	211	27
Hasbro Inc	183	15
Hilton Worldwide Holdings Inc *	429	65
Home Depot Inc/The	1,650	494
Las Vegas Sands Corp *	569	22
Lennar Corp, Cl A	463	38
LKQ Corp	454	21
Lowe's Cos Inc	1,060	214
Marriott International Inc/MD, Cl A *	423	74
McDonald's Corp	1,177	291

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM Resorts International	651	$27
Mohawk Industries Inc *	83	10
Newell Brands Inc, Cl B	593	13
NIKE Inc, Cl B	2,010	271
Norwegian Cruise Line Holdings Ltd *	566	12
NVR Inc *	6	27
O'Reilly Automotive Inc *	104	71
Penn National Gaming Inc *	253	11
Pool Corp	69	29
PulteGroup Inc	424	18
PVH Corp	104	8
Ralph Lauren Corp, Cl A	70	8
Ross Stores Inc	540	49
Royal Caribbean Cruises Ltd *	377	32
Starbucks Corp	1,803	164
Tapestry Inc	445	17
Target Corp, Cl A	751	159
Tesla Inc *	1,326	1,429
TJX Cos Inc/The	1,861	113
Tractor Supply Co	199	47
Ulta Beauty Inc *	94	37
Under Armour Inc, Cl A *	407	7
Under Armour Inc, Cl C *	448	7
VF Corp	569	32
Whirlpool Corp	98	17
Wynn Resorts Ltd *	213	17
Yum! Brands Inc	442	52

		7,302
Consumer Staples — 0.4%
Altria Group Inc	2,854	149
Archer-Daniels-Midland Co	865	78
Brown-Forman Corp, Cl B	260	18
Campbell Soup Co	389	17
Church & Dwight Co Inc	427	43
Clorox Co/The	213	30
Coca-Cola Co/The	6,135	380
Colgate-Palmolive Co	1,311	99
Conagra Brands Inc	814	27
Constellation Brands Inc, Cl A	252	58
Costco Wholesale Corp	700	403
Estee Lauder Cos Inc/The, Cl A	362	99
General Mills Inc	928	63
Hershey Co/The	221	48
Hormel Foods Corp	408	21
J M Smucker Co/The	183	25
Kellogg Co	434	28
Kimberly-Clark Corp	518	64
Kraft Heinz Co/The	1,076	42
Kroger Co/The	1,026	59
Lamb Weston Holdings Inc	229	14
McCormick & Co Inc/MD	435	43
Molson Coors Beverage Co, Cl B	262	14

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mondelez International Inc, Cl A	2,171	$136
Monster Beverage Corp *	572	46
PepsiCo Inc	2,183	365
Philip Morris International Inc	2,437	229
Procter & Gamble Co/The	3,790	579
Sysco Corp, Cl A	781	64
Tyson Foods Inc, Cl A	505	45
Walgreens Boots Alliance Inc	1,095	49
Walmart Inc	2,231	332

		3,667
Energy — 0.3%
APA	582	24
Baker Hughes Co, Cl A	1,383	50
Chevron Corp	3,046	496
ConocoPhillips	2,046	205
Coterra Energy Inc	1,391	37
Devon Energy Corp	1,056	63
Diamondback Energy Inc, Cl A	256	35
EOG Resources Inc	912	109
Exxon Mobil Corp	6,692	553
Halliburton Co	1,373	52
Hess Corp	479	51
Kinder Morgan Inc	3,254	62
Marathon Oil Corp	1,313	33
Marathon Petroleum Corp	895	77
Noble Corp *	2,884	101
Occidental Petroleum Corp	1,373	78
ONEOK Inc	680	48
Phillips 66	773	67
Pioneer Natural Resources Co	352	88
Schlumberger NV, Cl A	2,180	90
Summit Midstream Partners *	28,458	423
Titan Energy LLC *(C)	12,743	—
Valero Energy Corp	683	69
Williams Cos Inc/The	1,868	62

		2,873
Financials — 0.8%
Aflac Inc	921	59
Allstate Corp/The	431	60
American Express Co	965	181
American International Group Inc	1,286	81
Ameriprise Financial Inc	170	51
Aon PLC, Cl A	335	109
Arthur J Gallagher & Co	319	56
Aspect *(C)	57	—
Assurant Inc	88	16
Bank of America Corp	11,231	463
Bank of New York Mellon Corp/The	1,136	56
Berkshire Hathaway Inc, Cl B *	2,900	1,023
BlackRock Inc	224	171
Brown & Brown Inc	387	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	642	$84
Cboe Global Markets Inc	152	17
Charles Schwab Corp/The	2,363	199
Chubb Ltd	674	144
Cincinnati Financial Corp	268	36
Citigroup Inc	3,113	166
Citizens Financial Group Inc	743	34
CME Group Inc	562	134
Comerica Inc	213	19
Discover Financial Services	439	48
Everest Re Group Ltd	64	19
FactSet Research Systems Inc	64	28
Fifth Third Bancorp	1,042	45
First Republic Bank/CA	273	44
Franklin Resources Inc	576	16
Globe Life Inc	148	15
Goldman Sachs Group Inc/The	533	176
Hartford Financial Services Group Inc/The	504	36
Huntington Bancshares Inc/OH	2,521	37
Intercontinental Exchange Inc	876	116
Invesco Ltd	456	11
JPMorgan Chase & Co	4,674	637
KeyCorp	1,620	36
Lincoln National Corp	274	18
Loews Corp	335	22
M&T Bank Corp	223	38
MarketAxess Holdings Inc	67	23
Marsh & McLennan Cos Inc	789	134
MetLife Inc	1,085	76
Moody's Corp	251	85
Morgan Stanley	2,227	195
MSCI Inc, Cl A	125	63
Nasdaq Inc, Cl A	204	36
Noble Corp *	5,098	158
Northern Trust Corp	364	42
People's United Financial Inc	638	13
PNC Financial Services Group Inc/The	656	121
Principal Financial Group Inc, Cl A	422	31
Progressive Corp/The	910	104
Prudential Financial Inc	583	69
Raymond James Financial Inc	319	35
Regions Financial Corp	1,661	37
S&P Global Inc	557	229
Signature Bank/New York NY, Cl B	105	31
State Street Corp	559	49
SVB Financial Group, Cl B *	90	50
Synchrony Financial	922	32
T Rowe Price Group Inc	351	53
Travelers Cos Inc/The	372	68
Truist Financial Corp	2,085	118
US Bancorp	2,107	112
W R Berkley Corp	344	23

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wells Fargo & Co	6,126	$297
Willis Towers Watson PLC	185	44
Zions Bancorp NA	250	16

		6,873
Health Care — 0.9%
Abbott Laboratories	2,789	330
AbbVie Inc	2,792	453
ABIOMED Inc *	75	25
Agilent Technologies Inc	462	61
Align Technology Inc *	112	49
AmerisourceBergen Corp, Cl A	226	35
Amgen Inc, Cl A	885	214
Anthem Inc	381	187
Baxter International Inc	769	60
Becton Dickinson and Co	444	118
Biogen Inc *	224	47
Bio-Rad Laboratories Inc, Cl A *	35	20
Bio-Techne Corp	66	29
Boston Scientific Corp *	2,216	98
Bristol-Myers Squibb Co	3,431	251
Cardinal Health Inc	491	28
Catalent Inc *	291	32
Centene Corp *	902	76
Cerner Corp	517	48
Charles River Laboratories International Inc *	86	24
Cigna Corp	504	121
Cooper Cos Inc/The, Cl A	85	36
CVS Health Corp	2,063	209
Danaher Corp, Cl A	1,003	294
DaVita Inc *	98	11
Dentsply Sirona Inc	307	15
Dexcom Inc *	150	77
Edwards Lifesciences Corp, Cl A *	973	115
Eli Lilly & Co	1,253	359
Gilead Sciences Inc	1,957	116
HCA Healthcare Inc	372	93
Henry Schein Inc *	227	20
Hologic Inc *	370	28
Humana Inc	199	87
IDEXX Laboratories Inc *	131	72
Illumina Inc *	242	85
Incyte Corp *	274	22
Intuitive Surgical Inc *	561	169
IQVIA Holdings Inc *	295	68
Johnson & Johnson	4,165	738
Laboratory Corp of America Holdings *	141	37
McKesson Corp	231	71
Medtronic PLC	2,115	235
Merck & Co Inc	3,983	327
Mettler-Toledo International Inc *	35	48
Moderna Inc *	549	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molina Healthcare Inc *	105	$35
Organon & Co	346	12
PerkinElmer Inc	219	38
Pfizer Inc	8,867	459
Quest Diagnostics Inc	175	24
Regeneron Pharmaceuticals Inc *	166	116
ResMed Inc	224	54
STERIS PLC	174	42
Stryker Corp	525	140
Teleflex Inc	77	27
Thermo Fisher Scientific Inc	622	367
UnitedHealth Group Inc	1,490	760
Universal Health Services Inc, Cl B	117	17
Vertex Pharmaceuticals Inc *	396	103
Viatris Inc, Cl W *	2,064	22
Waters Corp *	106	33
West Pharmaceutical Services Inc	113	46
Zimmer Biomet Holdings Inc	316	40
Zoetis Inc, Cl A	740	140

		8,208
Industrials — 0.5%
3M Co	893	133
A O Smith Corp	208	13
Alaska Air Group Inc *	188	11
Allegion PLC	146	16
American Airlines Group Inc *	1,042	19
AMETEK Inc	352	47
Boeing Co/The *	859	164
Carrier Global Corp	1,316	60
Caterpillar Inc, Cl A	849	189
CH Robinson Worldwide Inc	225	24
Cintas Corp	135	57
Copart Inc *	323	41
CSX Corp	3,466	130
Cummins Inc	217	45
Deere & Co	440	183
Delta Air Lines Inc, Cl A *	1,121	44
Dover Corp	252	40
Eaton Corp PLC	620	94
Emerson Electric Co	922	90
Equifax Inc	185	44
Expeditors International of Washington Inc	292	30
Fastenal Co, Cl A	952	57
FedEx Corp	378	87
Fortive Corp	537	33
Fortune Brands Home & Security Inc	219	16
Generac Holdings Inc *	108	32
General Dynamics Corp	357	86
General Electric Co	1,723	158
Honeywell International Inc	1,078	210
Howmet Aerospace Inc	627	23
Huntington Ingalls Industries Inc, Cl A	79	16

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	137	$26
Illinois Tool Works Inc	444	93
Ingersoll Rand Inc	711	36
Jacobs Engineering Group Inc	191	26
JB Hunt Transport Services Inc	139	28
Johnson Controls International PLC	1,085	71
L3Harris Technologies Inc	303	75
Leidos Holdings Inc	216	23
Lockheed Martin Corp	380	168
Masco Corp	412	21
Nielsen Holdings PLC	682	19
Nordson Corp	97	22
Norfolk Southern Corp	373	106
Northrop Grumman Corp	228	102
Old Dominion Freight Line Inc, Cl A	142	42
Otis Worldwide Corp	649	50
PACCAR Inc	529	47
Parker-Hannifin Corp, Cl A	197	56
Pentair PLC	269	15
Quanta Services Inc	253	33
Raytheon Technologies Corp	2,348	233
Republic Services Inc	316	42
Robert Half International Inc	184	21
Rockwell Automation Inc	177	50
Rollins Inc	442	15
Roper Technologies Inc	163	77
Snap-on Inc	75	15
Southwest Airlines Co, Cl A *	1,037	47
Stanley Black & Decker Inc	245	34
Textron Inc	374	28
Trane Technologies PLC	358	55
TransDigm Group Inc *	81	53
Union Pacific Corp	1,003	274
United Airlines Holdings Inc *	565	26
United Parcel Service Inc, Cl B	1,148	246
United Rentals Inc *	126	45
Verisk Analytics Inc, Cl A	246	53
Waste Management Inc	598	95
Westinghouse Air Brake Technologies Corp	312	30
WW Grainger Inc	75	39
Xylem Inc/NY	312	27

		4,756
Information Technology — 1.9%
Accenture PLC, Cl A	997	336
Adobe Inc *	744	339
Advanced Micro Devices Inc *	2,577	282
Akamai Technologies Inc *	241	29
Amphenol Corp, Cl A	924	70
Analog Devices Inc	822	136
ANSYS Inc *	151	48
Apple Inc	24,584	4,293
Applied Materials Inc	1,395	184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arista Networks Inc *	342	$48
Autodesk Inc, Cl A *	340	73
Automatic Data Processing Inc	658	150
Broadcom Inc	652	411
Broadridge Financial Solutions Inc	173	27
Cadence Design Systems Inc *	428	70
CDW Corp/DE	204	37
Ceridian HCM Holding Inc *	251	17
Cisco Systems Inc/Delaware	6,655	371
Citrix Systems Inc	178	18
Cognizant Technology Solutions Corp, Cl A	812	73
Corning Inc, Cl B	1,133	42
DXC Technology Co *	491	16
Enphase Energy Inc *	234	47
EPAM Systems Inc *	98	29
F5 Inc, Cl A *	87	18
Fidelity National Information Services Inc, Cl B	947	95
Fiserv Inc, Cl A *	923	94
FleetCor Technologies Inc *	139	35
Fortinet Inc *	210	72
Gartner Inc *	124	37
Global Payments Inc	438	60
Hewlett Packard Enterprise Co	1,939	32
HP Inc	1,668	61
Intel Corp	6,422	318
International Business Machines Corp	1,408	183
Intuit Inc	445	214
IPG Photonics Corp *	66	7
Jack Henry & Associates Inc	129	25
Juniper Networks Inc	521	19
Keysight Technologies Inc *	278	44
KLA Corp	234	86
Lam Research Corp	218	117
Mastercard Inc, Cl A	1,364	487
Microchip Technology Inc	857	64
Micron Technology Inc	1,752	136
Microsoft Corp	11,887	3,665
Monolithic Power Systems Inc	75	36
Motorola Solutions Inc	260	63
NetApp Inc	386	32
NortonLifeLock Inc	981	26
NVIDIA Corp	3,959	1,080
NXP Semiconductors NV	412	76
Oracle Corp, Cl B	2,476	205
Paychex Inc	494	67
Paycom Software Inc *	81	28
PayPal Holdings Inc *	1,832	212
PTC Inc *	170	18
Qlik *(C)	3,600	—
Qlik, Cl A *(B)(C)	56	57
Qlik, Cl B *(C)	13,812	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qorvo Inc *	188	$23
QUALCOMM Inc	1,776	271
Salesforce *	1,554	330
Seagate Technology Holdings PLC	357	32
ServiceNow Inc *	314	175
Skyworks Solutions Inc	289	39
SolarEdge Technologies Inc *	86	28
Synopsys Inc *	238	79
TE Connectivity Ltd	502	66
Teledyne Technologies Inc *	80	38
Teradyne Inc	286	34
Texas Instruments Inc	1,455	267
Trimble Inc *	433	31
Tyler Technologies Inc *	71	32
VeriSign Inc *	168	37
Visa Inc, Cl A	2,622	581
Western Digital Corp *	566	28
Zebra Technologies Corp, Cl A *	94	39

		17,045
Materials — 0.3%
Air Products and Chemicals Inc	344	86
Albemarle Corp	177	39
Amcor PLC	2,230	25
Arctic Canadian Diamond Company Ltd. *(C)	824	—
Avery Dennison Corp	149	26
Ball Corp	492	44
Celanese Corp, Cl A	187	27
CF Industries Holdings Inc	361	37
Corteva Inc	1,119	64
Dow Inc	1,136	72
DuPont de Nemours Inc	788	58
Eastman Chemical Co	229	26
Ecolab Inc	385	68
FMC Corp	209	28
Freeport-McMoRan Inc, Cl B	2,289	114
International Flavors & Fragrances Inc	389	51
International Paper Co	665	31
Linde PLC	807	258
LyondellBasell Industries NV, Cl A	460	47
Martin Marietta Materials Inc, Cl A	110	42
Mosaic Co/The	621	41
Newmont Corp	1,240	99
Nucor Corp	418	62
Packaging Corp of America	138	22
PPG Industries Inc	362	47
Sealed Air Corp	231	15
Sherwin-Williams Co/The, Cl A	375	94
Vulcan Materials Co	233	43
Westrock Co	376	18

		1,584

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.2%
Alexandria Real Estate Equities Inc ‡	248	$50
American Tower Corp, Cl A ‡	715	180
AvalonBay Communities Inc ‡	214	53
Boston Properties Inc ‡	252	32
CBRE Group Inc, Cl A *	510	47
Crown Castle International Corp ‡	675	125
Digital Realty Trust Inc, Cl A ‡	436	62
Duke Realty Corp ‡	570	33
Equinix Inc ‡	140	104
Equity Residential ‡	521	47
Essex Property Trust Inc ‡	113	39
Extra Space Storage Inc ‡	203	42
Federal Realty Investment Trust ‡	140	17
Healthpeak Properties Inc ‡	977	34
Host Hotels & Resorts Inc ‡	1,182	23
Iron Mountain Inc ‡	445	25
Kimco Realty Corp ‡	900	22
Mid-America Apartment Communities Inc ‡	202	42
Prologis Inc ‡	1,162	188
Public Storage ‡	237	92
Realty Income Corp ‡	869	60
Regency Centers Corp ‡	251	18
SBA Communications Corp, Cl A ‡	167	57
Simon Property Group Inc ‡	507	67
UDR Inc ‡	495	28
Ventas Inc ‡	691	43
Vornado Realty Trust ‡	297	13
Welltower Inc ‡	670	64
Weyerhaeuser Co ‡	1,135	43

		1,650
Utilities — 0.2%
AES Corp/The	1,094	28
Alliant Energy Corp	413	26
Ameren Corp	448	42
American Electric Power Co Inc	779	78
American Water Works Co Inc	276	46
Atmos Energy Corp	222	26
CenterPoint Energy Inc	1,072	33
CMS Energy Corp	431	30
Consolidated Edison Inc	540	51
Constellation Energy	587	33
Dominion Energy Inc	1,262	107
DTE Energy Co	337	45
Duke Energy Corp	1,202	134
Edison International	664	47
Entergy Corp	349	41
Evergy Inc	379	26
Eversource Energy	523	46
Exelon Corp	1,512	72
FirstEnergy Corp	945	43
NextEra Energy Inc	3,089	262

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	636	$20
NRG Energy Inc	400	15
Pinnacle West Capital Corp	217	17
PPL Corp	1,305	37
Public Service Enterprise Group Inc	773	54
Sempra Energy	495	83
Southern Co/The	1,654	120
WEC Energy Group Inc	480	48
Xcel Energy Inc	827	60

		1,670
Total Common Stock
(Cost $25,930) ($ Thousands)		62,064

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 6.2%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	686	121
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	571	97
FHLMC STACR REMIC Trust, Ser 2017-HRP1, Cl B1
5.057%, ICE LIBOR USD 1 Month + 4.600%, 12/25/2042(E)	330	330
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
2.757%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(E)	660	631
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
5.557%, ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)(E)	1,575	1,631
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
3.599%, SOFR30A + 3.500%, 10/25/2033(A)(E)	390	365
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
3.149%, SOFR30A + 3.050%, 01/25/2034(A)(E)	250	233
FNMA
2.790%, 01/01/2035(E)	346	336
2.680%, 01/01/2035	100	95
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
4.007%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2030(E)	570	564

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
5.143%, 05/25/2045(E)	$379	$43
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
5.693%, 01/25/2048(E)	1,170	178
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	637	114
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	1,211	248
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
6.169%, 01/16/2040(E)	1,238	181
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
5.601%, 08/20/2043(E)	130	20
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,545	175
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	545	43
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	889	110
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	378	34
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
5.211%, 07/20/2047(E)	860	99
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
5.751%, 09/20/2048(E)	510	89
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
5.751%, 09/20/2048(E)	377	64
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
5.751%, 09/20/2048(E)	1,708	299
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
5.701%, 10/20/2048(E)	511	81
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
5.701%, 10/20/2048(E)	319	35
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
5.751%, 05/20/2048(E)	1,686	191
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
5.251%, 01/20/2048(E)	1,040	117
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
5.601%, 01/20/2049(E)	270	34
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
5.651%, 09/20/2049(E)	751	85
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
5.651%, 09/20/2049(E)	753	104
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	2,470	278
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
5.601%, 01/20/2049(E)	213	32
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
5.651%, 06/20/2049(E)	179	24

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	$890	$98

		7,179
Non-Agency Mortgage-Backed Obligations — 5.3%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.387%, ICE LIBOR USD 1 Month + 0.930%, 11/25/2034(E)	424	420
Alternative Loan Trust, Ser 2005-81, Cl A1
1.017%, ICE LIBOR USD 1 Month + 0.560%, 02/25/2037(E)	506	433
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	852
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.042%, 05/15/2052(E)	10,868	606
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl D
1.718%, ICE LIBOR USD 1 Month + 1.321%, 03/15/2037(A)(E)	591	582
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.547%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)(E)	1,970	1,921
BX Commercial Mortgage Trust, Ser XL2, Cl J
4.287%, ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)(E)	488	469
BX Trust, Ser 2018-GWMZ, Cl MC
5.884%, ICE LIBOR USD 1 Month + 5.488%, 05/15/2037(A)(E)	1,100	1,053
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	928	972
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(E)	500	450
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.752%, 07/10/2030(A)(E)	1,620	1,609
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
4.807%, ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)(E)	460	465
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
4.557%, ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)(E)	640	638
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
3.199%, SOFR30A + 3.100%, 10/25/2041(A)(E)	670	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
2.849%, SOFR30A + 2.750%, 12/25/2041(A)(E)	$680	$616
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
3.199%, ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)(E)	955	934
Credit Suisse Mortgage Trust, Ser 2019-RIO, Cl B
8.000%, ICE LIBOR USD 1 Month + 7.000%, 12/15/2022(A)(E)	1,440	1,402
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	270
CSMC Trust, Ser 2017-RPL1, Cl M2
2.973%, 07/25/2057(A)(E)	1,190	1,093
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	919
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.617%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036(E)	725	717
GS Mortgage Securities II, Ser 2018-SRP5, Cl C
4.397%, ICE LIBOR USD 1 Month + 4.000%, 09/15/2031(A)(E)	1,850	597
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
1.497%, ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)(E)	1,830	1,817
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
3.647%, ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)(E)	595	573
GS Mortgage Securities Trust, Ser LUAU, Cl G
4.847%, ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)(E)	500	486
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
0.402%, ICE LIBOR USD 1 Month + 0.240%, 11/19/2036(E)	1,729	1,717
Impac CMB Trust, Ser 2005-4, Cl 1M1
1.102%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(E)	793	767
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
3.439%, ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)(E)	1,790	1,766
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
2.997%, ICE LIBOR USD 1 Month + 2.600%, 09/15/2029(A)(E)	1,730	1,664

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
4.662%, ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)(E)	$710	$685
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)	660	634
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
2.243%, 06/26/2036(A)	247	227
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
3.707%, ICE LIBOR USD 1 Month + 3.250%, 10/15/2049(A)(E)	530	501
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
4.207%, ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)(E)	480	462
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
5.707%, ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)(E)	430	425
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.644%, 05/25/2033(E)	683	459
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.272%, ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)(E)	335	313
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
3.145%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(A)(E)	248	247
Radnor, Ser 2020-1, Cl M1C
2.207%, ICE LIBOR USD 1 Month + 1.750%, 01/25/2030(A)(E)	1,830	1,743
RALI Series Trust, Ser 2006-QO2, Cl A2
0.997%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2046(E)	1,311	336
RALI Series Trust, Ser 2007-QO2, Cl A1
0.607%, ICE LIBOR USD 1 Month + 0.150%, 02/25/2047(E)	828	364
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(E)	1,720	1,681
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(E)	1,125	1,079
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(E)	1,720	1,638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(E)	$2,230	$2,114
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(E)	830	789
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(E)	640	630
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(E)	885	771
Soho Trust, Ser SOHO, Cl D
2.697%, 08/10/2038(A)(E)	440	360
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
3.770%, ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)(E)	1,742	1,672
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
4.543%, ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)(E)	583	563
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(E)	640	576
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.388%, 12/25/2036(E)	620	587
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.716%, 04/25/2036(E)	425	418

		45,698
Total Mortgage-Backed Securities
(Cost $55,170) ($ Thousands)		52,877

ASSET-BACKED SECURITIES — 3.8%
Non-Agency Mortgage-Backed Obligations — 0.4%

BIG Commercial Mortgage Trust, Ser BIG, Cl F
5.737%, TSFR1M + 5.436%, 02/15/2039(A)(E)	480	477
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)	676	639
BX Commercial Mortgage Trust, Ser LP2, Cl G
4.411%, TSFR1M + 4.106%, 02/15/2039(A)(E)	740	721

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BX Trust, Ser SDMF, Cl F
2.334%, ICE LIBOR USD 1 Month + 1.937%, 09/15/2034(A)(E)	$310	$297
SMR Mortgage Trust, Ser IND, Cl F
6.301%, TSFR1M + 6.000%, 02/15/2039(A)(E)	820	807
		2,941

Other Asset-Backed Securities — 3.4%

Apidos CLO XXII, Ser 2020-22A, Cl DR
7.004%, ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)(E)	1,380	1,336
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.265%, ICE LIBOR USD 3 Month + 2.950%, 08/05/2027(A)(E)	610	603
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026(A)	820	791
Bain Capital Credit CLO, Ser 2021-1A, Cl D
3.151%, ICE LIBOR USD 3 Month + 2.910%, 04/18/2034(A)(E)	450	443
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
3.854%, ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)(E)	340	338
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
7.118%, ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)(E)	890	856
Bristol Park CLO, Ser 2020-1A, Cl ER
7.241%, ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)(E)	500	497
Canyon Capital CLO, Ser 2021-1A, Cl E
6.651%, ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)(E)	280	271
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.556%, ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)(E)	1,045	1,039
Carlyle US CLO, Ser 2021-2A, Cl DR
6.741%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)(E)	850	835
Cathedral Lake VI, Ser 2021-6A, Cl E
7.468%, ICE LIBOR USD 3 Month + 7.210%, 04/25/2034(A)(E)	300	286
Cathedral Lake VII, Ser 2021-7RA, Cl D
4.521%, ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)(E)	700	695
Catskill Park CLO, Ser 2017-1A, Cl D
6.254%, ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)(E)	900	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2017-3A, Cl C
3.904%, ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)(E)	$690	$684
CIFC Funding, Ser 2021-4A, Cl D
3.141%, ICE LIBOR USD 3 Month + 2.900%, 07/15/2033(A)(E)	490	488
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(D)	3,000	181
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.717%, ICE LIBOR USD 1 Month + 0.260%, 12/25/2036(E)	1,111	1,082
CQS US CLO, Ser 2021-1A, Cl D1
3.797%, ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)(E)	1,850	1,822
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039(A)	403	399
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
6.841%, ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)(E)	770	750
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
6.654%, ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)(E)	330	321
Eaton Vance CLO, Ser 2021-2A, Cl ER
6.741%, ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)(E)	500	494
Educational Funding, Ser 2006-1A, Cl A3
0.608%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)(E)	743	588
Fortress Credit BSL XII, Ser 2021-4A, Cl E
7.266%, ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)(E)	250	233
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
6.954%, ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)(E)	410	400
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	155	141
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	97	91
Halsey Point CLO I, Ser 2019-1A, Cl F
8.454%, ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)(E)	290	268
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	159	144
HGI CRE CLO, Ser 2021-FL1, Cl C
2.131%, ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)(E)	330	326

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Jay Park CLO, Ser 2018-1A, Cl DR
5.454%, ICE LIBOR USD 3 Month + 5.200%, 10/20/2027(A)(E)	$590	$577
LCM XXII, Ser 2018-22A, Cl DR
5.754%, ICE LIBOR USD 3 Month + 5.500%, 10/20/2028(A)(E)	350	329
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(C)(D)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
3.554%, ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)(E)	330	330
Neuberger Berman Loan Advisers CLO, Ser 2021-44A, Cl E
6.241%, ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)(E)	490	456
Oaktree CLO, Ser 2019-1A, Cl D
4.059%, ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)(E)	250	244
Ocean Trails CLO X, Ser 2021-10A, Cl ER
7.811%, ICE LIBOR USD 3 Month + 7.570%, 10/15/2034(A)(E)	590	550
OZLM VII, Ser 2018-7RA, Cl CR
3.241%, ICE LIBOR USD 3 Month + 3.000%, 07/17/2029(A)(E)	650	634
OZLM XI, Ser 2017-11A, Cl BR
2.599%, ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)(E)	600	597
Parallel, Ser 2020-1A, Cl CR
2.254%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)(E)	750	739
Peace Park CLO, Ser 2021-1A, Cl E
6.254%, ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)(E)	400	393
RR, Ser 2021-18A, Cl D
6.491%, ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)(E)	750	731
Sculptor CLO XXVI, Ser 2021-26A, Cl E
7.504%, ICE LIBOR USD 3 Month + 7.250%, 07/20/2034(A)(E)	450	438
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	690	659
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
1.027%, ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)(E)	1,175	1,162
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	472	465
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	404	396
Symphony CLO XIX, Ser 2018-19A, Cl E
5.441%, ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)(E)	250	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
6.994%, ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)(E)	$730	$714
Tikehau US CLO I, Ser 2021-1A, Cl E
7.126%, ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)(E)	1,200	1,126
Voya CLO, Ser 2018-3A, Cl A1A
1.391%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)(E)	250	249
Voya CLO, Ser 2021-3A, Cl DR
7.204%, ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)(E)	260	255
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.597%, ICE LIBOR USD 1 Month + 0.140%, 07/25/2037(A)(E)	215	205
Whitehorse XII, Ser 2018-12A, Cl D
3.891%, ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)(E)	250	242
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
4.441%, ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)(E)	450	434
		29,408

Total Asset-Backed Securities
(Cost $36,889) ($ Thousands)		32,349

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Note
1.500%, 02/29/2024	6,450	6,356

Total U.S. Treasury Obligation
(Cost $6,350) ($ Thousands)		6,356

	Shares
PREFERRED STOCK — 0.5%

Energy — 0.5%
MPLX, 8.462% *(B)(C)(F)(L)	70,655	2,613
Targa Resourcescash/0% PIK, 9.500% *(F)	1,570	1,687

		4,300
Financials — 0.0%
B Riley Financial, 5.500%	15,750	386

Total Preferred Stock
(Cost $4,339) ($ Thousands)		4,686

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS — 0.5%
Alarm.com Holdings
0.000%, 01/15/2026(M)	$57	$48
Cheesecake Factory
0.375% , 06/15/2026	138	124
Chegg
0.000%, 09/01/2026(M)	230	188
DISH Network
3.375% , 08/15/2026	610	549
DraftKings
0.000%, 03/15/2028(M)	1,100	790
Gannett
6.000% , 12/01/2027	240	289
Granite Point Mortgage Trust
5.625% , 12/01/2022(A)	300	297
Halozyme Therapeutics
0.250% , 03/01/2027	390	340
Liberty Latin America
2.000% , 07/15/2024	140	127
Liberty TripAdvisor Holdings
0.500% , 06/30/2051(A)	70	57
NCL
2.500% , 02/15/2027(A)	90	86
NIO
0.500% , 02/01/2027	1,350	1,091
Spirit Airlines
1.000% , 05/15/2026	560	502
Twitter
0.000%, 03/15/2026(M)	80	67

Total Convertible Bonds
(Cost $4,824) ($ Thousands)		4,555

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	225	262

Total Municipal Bond

(Cost $249) ($ Thousands)		262

	Number of Warrants
WARRANTS — 0.0%
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	5,574	99

Total Warrants
(Cost $13) ($ Thousands)		99

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(C)	4,712	$–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 91.5%
(Cost $799,863) ($ Thousands)		$786,446

	Contracts
PURCHASED OPTIONS* — 0.1%
Total Purchased Options (O)
(Cost $991) ($ Thousands)	70,288,332	$543

WRITTEN OPTIONS* — (0.1)%
Total Written Options (O)
(Premiums Received $1,691) ($ Thousands)	(151,302,006)	$(1,254)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open exchange traded options contracts held by the Fund at March 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
May 2022, S&P 500 E-mini 3rd Week Option*	69	$13,800	$4,000.00	5/21/2022	$87
May 2022, S&P 500 E-mini 3rd Week Option*	28	5,880	4,200.00	5/21/2022	65
May 2022, S&P 500 E-mini 3rd Week Option*	19	4,085	4,300.00	5/21/2022	60
April 2022, S&P 500 E-mini 3rd Week Option*	124	23,560	3,800.00	4/16/2022	13
April 2022, S&P 500 E-mini 3rd Week Option*	18	3,600	4,000.00	4/16/2022	3
USD Put*	28,200,000	–	1.85	11/19/2022	87
USD Put*	28,100,000	–	1.80	11/19/2022	79
USD Put/ JPY Call*	2,029,037	229,281	113.00	9/17/2022	12
USD Put/ JPY Call*	2,029,037	235,368	116.00	6/18/2022	9
USD Put/ JPY Call*	2,010,000	242,507	120.65	4/16/2022	5

		758,081			420

Call Options
USD Call/ EUR Put*	7,920,000	$8,906	1.12	4/16/2022	123

Total Purchased Options		766,987			$543
WRITTEN OPTIONS — (0.1)%
Put Options
May 2022, S&P 500 E-mini 3rd Week Option*	(19)	$(3,705)	3,900.00	05/21/22	$(18)
May 2022, S&P 500 E-mini 3rd Week Option*	(28)	(5,320)	3,800.00	05/21/22	(19)
USD Put*	(28,100,000)	–	1.29	11/19/22	(36)
USD Put*	(28,200,000)	–	1.35	11/19/22	(41)
USD Put*	(28,100,000)	–	1.55	11/19/22	(54)
USD Put*	(28,200,000)	–	1.60	11/19/22	(61)
USD Put/ CAD Call*	(3,100,000)	(3,856)	1.24	04/16/22	(18)
USD Put/ EUR Call*	(1,745,849)	(2,038)	1.17	04/16/22	–
USD Put/ EUR Call*	(3,010,000)	(3,493)	1.16	04/16/22	–
USD Put/ MXN Call*	(3,300,000)	(67,369)	20.42	05/21/22	(90)
USD Put/ NOK Call*	(1,560,000)	(13,233)	8.48	04/16/22	(1)
USD Put/ NOK Call*	(3,100,000)	(26,475)	8.54	04/16/22	(8)
USD Put/ RUB Call*	(3,210,000)	(237,059)	73.85	04/16/22	(151)

		(362,548)			(497)

Call Options
SPX US Index Option*	(204)	$(94,146)	4,615.00	04/16/22	$(497)
May 2022, U.S. 10 Year Future Option*	(19)	(2,328)	122.50	04/16/22	(20)
May 2022, U.S. 10 Year Future Option*	(38)	(4,712)	124.00	04/16/22	(15)
USD Call/ EUR Put*	(7,920,000)	(8,752)	1.11	04/16/22	(13)
USD Call/ EUR Put*	(3,000,000)	(3,315)	1.11	04/16/22	(23)
USD Call/ EUR Put*	(3,010,000)	(3,347)	1.11	04/16/22	(27)
USD Call/ EUR Put*	(1,745,849)	(1,963)	1.12	04/16/22	(28)
USD Call/ JPY Put*	(4,000,000)	(470,600)	117.65	04/16/22	(134)

		(589,163)			(757)

Total Written Options		(951,711)			$(1,254)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	103	Dec-2022	$25,377	$25,065	$(312)
90-Day Euro$	724	Dec-2023	178,031	175,516	(2,516)
Australian 10-Year Bond	21	Jun-2022	2,025	1,999	(78)
Euro-Bob	5	Jun-2022	733	717	(20)
S&P 500 Index E-MINI	122	Jun-2022	25,630	27,637	2,007
U.S. 2-Year Treasury Note	513	Jul-2022	110,032	108,716	(1,316)
U.S. 5-Year Treasury Note	81	Jul-2022	9,246	9,290	44
U.S. 10-Year Treasury Note	107	Jun-2022	13,191	13,147	(43)
U.S. Long Treasury Bond	93	Jun-2022	14,368	13,956	(412)
U.S. Ultra Long Treasury Bond	200	Jun-2022	36,568	35,425	(1,143)
Ultra 10-Year U.S. Treasury Note	60	Jun-2022	8,445	8,128	(317)
			423,646	419,596	(4,106)
Short Contracts
Euro-Bund	(11)	Jun-2022	$(2,017)	$(1,942)	$86
U.S. 5-Year Treasury Note	(262)	Jul-2022	(30,749)	(30,048)	701
U.S. 10-Year Treasury Note	(393)	Jun-2022	(49,856)	(48,290)	1,566
Ultra 10-Year U.S. Treasury Note	(2)	Jun-2022	(271)	(271)	–
			(82,893)	(80,551)	2,353
			$340,753	$339,045	$(1,753)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/19/22	USD	690	EUR	610	$(12)
BNP Paribas	04/19/22	EUR	1,410	USD	1,561	(8)
BNP Paribas	04/19/22	AUD	1,613	USD	1,189	(22)
BNP Paribas	04/19/22	USD	2,535	AUD	3,480	78
BNP Paribas	04/19/22	USD	8,434	NOK	74,316	64
BNP Paribas	04/19/22	USD	815	NOK	7,120	—
BNP Paribas	04/19/22	RUB	15,440	USD	198	15
BNP Paribas	04/19/22	NOK	15,770	USD	1,825	22
BNP Paribas	04/19/22	NOK	3,400	USD	389	—
Brown Brothers Harriman	05/05/22	EUR	22,456	USD	25,677	667
Citigroup	04/19/22	AUD	22	USD	16	—
Citigroup	04/19/22	USD	429	BRL	2,060	2
Citigroup	04/19/22	USD	793	CAD	1,009	15
Citigroup	04/19/22	CNY	2,010	USD	313	(3)
Citigroup	04/19/22	CAD	2,680	USD	2,132	(14)
Citigroup	04/19/22 - 05/05/22	USD	2,772	EUR	2,539	56
Citigroup	04/19/22	USD	2,012	EUR	1,778	(32)
Citigroup	04/19/22	USD	5,157	JPY	594,510	(257)
Citigroup	04/19/22	USD	6,157	MXN	129,227	302
Citigroup	04/19/22	BRL	2,510	USD	528	3
Citigroup	04/19/22	BRL	5,976	USD	1,051	(200)
Citigroup	04/19/22	EUR	8,853	USD	10,016	161
Citigroup	04/19/22	EUR	270	USD	297	(4)
Citigroup	04/19/22 - 05/17/22	MXN	111,565	USD	5,370	(202)
Citigroup	04/19/22	RUB	351,125	USD	4,598	447
Citigroup	04/19/22	IDR	106,237,610	USD	7,323	(77)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/05/22	USD	1,614	EUR	1,426	$(28)
Goldman Sachs	04/19/22	USD	390	NOK	3,410	—
Goldman Sachs	04/19/22	USD	859	CAD	1,090	14
Goldman Sachs	04/19/22	USD	1,051	NZD	1,568	39
Goldman Sachs	04/19/22	NZD	2,410	USD	1,630	(45)
Goldman Sachs	04/19/22	GBP	3,080	USD	4,178	123
Goldman Sachs	04/19/22	AUD	3,474	USD	2,538	(71)
Goldman Sachs	04/19/22	USD	4,824	RUB	375,617	(383)
Goldman Sachs	04/19/22	MXN	32,010	USD	1,574	(26)
Goldman Sachs	04/19/22	RUB	186,164	USD	2,429	228
HSBC	05/05/22	USD	1,005	EUR	912	11
JPMorgan Chase Bank	04/05/22	GBP	1,342	USD	1,828	61
JPMorgan Chase Bank	04/12/22	USD	–	MXN	–	—
JPMorgan Chase Bank	04/12/22	USD	279	MXN	5,784	11
JPMorgan Chase Bank	04/15/22	USD	942	RUB	73,426	(68)
JPMorgan Chase Bank	04/19/22	USD	409	BRL	1,969	3
JPMorgan Chase Bank	04/19/22	CNY	860	USD	134	(2)
JPMorgan Chase Bank	04/19/22	USD	6,983	AUD	9,837	405
JPMorgan Chase Bank	04/19/22	AUD	15	USD	11	—
JPMorgan Chase Bank	04/19/22	AUD	7,548	USD	5,470	(199)
JPMorgan Chase Bank	05/17/22	USD	880	MXN	18,559	43
Morgan Stanley	04/19/22	GBP	420	USD	577	24
Morgan Stanley	04/19/22	USD	690	BRL	3,520	47
Morgan Stanley	05/05/22	USD	47	EUR	43	—
Morgan Stanley	04/19/22	USD	1,334	EUR	1,170	(31)
Morgan Stanley	04/19/22	EUR	1,570	USD	1,732	(16)
Morgan Stanley	04/19/22	USD	1,866	JPY	218,629	(64)
Morgan Stanley	04/19/22	USD	1,909	MXN	39,982	90
Morgan Stanley	04/19/22	USD	2,002	NZD	2,939	40
Morgan Stanley	04/19/22	NZD	2,100	USD	1,437	(23)
Morgan Stanley	04/19/22	USD	2,389	RUB	187,360	(174)
Morgan Stanley	04/19/22	CAD	1,960	USD	1,570	1
Morgan Stanley	04/19/22	CAD	5,460	USD	4,329	(42)
Morgan Stanley	04/19/22	USD	9,956	CAD	12,657	178
Morgan Stanley	04/19/22	NOK	17,262	USD	1,981	6
Morgan Stanley	04/19/22	MXN	20,230	USD	985	(26)
Morgan Stanley	04/19/22	RUB	30,330	USD	396	38
Morgan Stanley	04/19/22 - 09/26/22	JPY	717,462	USD	6,217	301
State Street	04/12/22	USD	–	MXN	–	—
State Street	04/12/22	USD	119	MXN	2,401	1
						$1,467

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	5.80%	Monthly	01/02/2023	BRL	11,150	$116	$5	$111
8.00%	JIBA3M	Quarterly	06/15/2032	ZAR	8,750	(2)	(10)	7
WIBR6M	3.75%	Semi-Annually	06/15/2032	PLN	2,390	45	29	16
2.50%	KWCDC	Quarterly	06/15/2032	KRW	1,280,740	(17)	5	(21)
8.40%	MXIBTIIE	Monthly	06/02/2032	MXN	11,430	8	2	6
SOFRRATE	1.50%	Annually	03/16/2032	USD	1,090	58	(14)	73
GBP @ 0.75%	GBP SONIO 1Y	Annually	03/16/2032	GBP	550	59	–	60
EUR006M	0.25%	Semi-Annually	03/16/2032	EUR	3,540	350	114	235
EUR006M	0.00%	Semi-Annually	03/16/2029	EUR	4,270	340	(2)	342
2.25%	CNRR007	Quarterly	06/15/2027	CNY	6,330	(9)	(5)	(4)
EUR006M	-0.25%	Semi-Annually	03/16/2027	EUR	1,630	107	14	93
BZDIOVRA 1M	BRL @11.23%	Monthly	01/04/2027	BRL	80	–	–	–
1.52%	USD-SOFR-OIS	Annually	11/20/2026	USD	4,830	105	(8)	113
USA-CPI-U	3.37%	Annually	11/18/2026	USD	4,250	(167)	42	(209)
EUR006M	0.50%	Semi-Annually	03/16/2042	EUR	460	67	(17)	84
EUR006M	-0.25%	Semi-Annually	03/16/2025	EUR	4,620	153	8	144
BZDIOVRA	10.95%	Monthly	01/02/2025	BRL	4,140	10	(1)	11
7.2%	28-DAY MXN - TIIE	Monthly	07/17/2024	MXN	365,383	(522)	–	(522)
WIBR6M	4.75%	Semi-Annually	06/15/2024	PLN	18,515	87	99	(12)
JIBA3M	6.10%	Quarterly	06/15/2024	ZAR	56,739	27	17	9
2.25%	CNRR007	Quarterly	06/15/2024	CNY	6,670	–	3	(2)
MXIBTIIE	8.70%	Monthly	06/12/2024	MXN	51,710	2	–	2
1.50%	KWCDC	Quarterly	03/16/2024	KRW	239,420	(4)	(3)	(1)
2.25%	CNRR007	Quarterly	03/16/2024	CNY	12,850	2	6	(4)
BZDIOVRA	11.814%	Monthly	01/02/2024	BRL	12,765	(13)	11	(23)
12.30%	BZDIOVRA	Monthly	01/02/2024	BRL	1,690	1	1	–
3.97%	USA-CPI-U	Annually	11/18/2023	USD	4,250	178	(13)	191
12.40%	BZDIOVRA	Monthly	01/02/2023	BRL	4,280	(2)	–	(2)
10.565%	BZDIOVRA	Monthly	01/02/2023	BRL	4,810	(15)	–	(15)
12.06%	BZDIOVRA	Monthly	01/02/2025	BRL	1,310	4	–	4
EUR006M	0.50%	Semi-Annually	03/16/2052	EUR	360	54	(31)	84
						$1,022	$252	$770

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY	5.00%	Quarterly	06/20/2027	$3,853	$(214)	$(181)	$(33)
CDS-DAIGR	1.00%	Quarterly	12/20/2024	1,290	(21)	(15)	(6)
CDS-DIS	1.00%	Quarterly	06/20/2026	660	(18)	(17)	(1)
CDS-GM	5.00%	Quarterly	06/20/2026	1,450	(196)	(239)	43
CDS-VIAC	1.00%	Quarterly	06/20/2026	660	(1)	(8)	7
ICE CD Transocean	1.00%	Quarterly	12/20/2022	235	7	14	(7)
					$(443)	$(446)	$3

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	1.00%	Quarterly	12/20/2024	$(1,290)	$14	$8	$6
CDS-F	5.00%	Quarterly	06/20/2026	(1,450)	159	178	(19)
CDX.NA.HY 0.30%	5.00%	Quarterly	06/20/2023	(15,916)	502	296	206
CDX.NA.HY 0.34%	5.00%	Quarterly	06/25/2025	(6,092)	353	(152)	505
CDX.NA.IG 0.34%	1.00%	Quarterly	06/20/2025	(26,200)	366	254	112
ICE CD Boeing Company	1.00%	Quarterly	06/20/2024	(525)	(1)	5	(6)
ICE CD CDXIG	1.00%	Quarterly	12/20/2024	(2,375)	32	34	(2)
ICE CD General Electric Company	1.00%	Quarterly	06/20/2026	(1,175)	13	16	(3)
ICE CD Philippines	1.00%	Quarterly	12/20/2023	(350)	4	–	4
ICE CD Qatar	1.00%	Quarterly	06/20/2024	(400)	7	4	3
ICE CD Qatar	1.00%	Quarterly	12/20/2024	(860)	17	11	6
Kingdom of Saudi Arabia	1.00%	Quarterly	12/20/2026	(4,310)	103	98	5
Republic of Chile	1.00%	Quarterly	06/20/2027	(180)	3	3	–
Republic of Chilie	1.00%	Quarterly	12/20/2026	(230)	4	2	2
Republic of Peru	1.00%	Quarterly	06/20/2027	(980)	11	12	(1)
Republic of the Phillipines	1.00%	Quarterly	06/20/2027	(390)	4	1	3
United Mexican States	1.00%	Quarterly	06/20/2027	(1,160)	0	(13)	13
					$1,591	$757	$834

A list of open OTC swap agreements held by the Fund at March 31, 2022 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	$(440)	$70	$79	$(9)
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	(880)	139	159	(20)
							209	$238	(29)

Percentages are based on Net Assets of $859,217 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $346,217 ($ Thousands), representing 40.3% of the Net Assets of the Fund.

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2022 was $3,435 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Income Fund (Concluded)

(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(K)	Zero coupon security.
(L)	Securities considered illiquid. The total value of such securities as of March 31, 2022 was $2,613 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(M)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(N)	Securities considered restricted. The total market value of such securities as of March 31, 2022 was $338 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(O)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNY — Chinese Yuan Onshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Pty — Proprietary
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
Ser — Series
SONIO — Sterling Overnight Interbank Average Rate
SOFR — Secured Overnight Financing Rate
SPX — Standard & Poor's 500 Index
STACR — Structured Agency Credit Risk
TSFRIM — Term SOFR 1 Month Rate Average
ULC — Unlimited Liability Company
USD — U.S. Dollar

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	405,951	–	405,951
Loan Participations	–	118,242	3,106	121,348
Sovereign Debt	–	95,899	–	95,899
Common Stock	61,242	–	822	62,064
Mortgage-Backed Securities	–	52,877	–	52,877
Asset-Backed Securities	–	32,349	–	32,349
U.S. Treasury Obligation	–	6,356	–	6,356
Preferred Stock	–	2,073	2,613	4,686
Convertible Bonds	–	4,555	–	4,555
Municipal Bond	–	262	–	262
Warrants	–	99	–	99
Rights	–	–	–	–
Total Investments in Securities	61,242	718,663	6,541	786,446

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	543	–	–	543
Written Options	(1,254)	–	–	(1,254)
Futures Contracts*
Unrealized Appreciation	4,404	–	–	4,404
Unrealized Depreciation	(6,157)	–	–	(6,157)
Forwards Contracts*
Unrealized Appreciation	–	3,496	–	3,496
Unrealized Depreciation	–	(2,029)	–	(2,029)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(29)	–	(29)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	915	–	915
Unrealized Depreciation	–	(78)	–	(78)
Interest Rate Swaps*
Unrealized Appreciation	–	1,585	–	1,585
Unrealized Depreciation	–	(815)	–	(815)
Total Other Financial Instruments	(2,464)	3,045	–	581

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended March 31, 2022, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 61.0%
U.S. Treasury Bills ^
0.542%, 07/07/2022 (A)	$8,000	$7,988
0.404%, 06/16/2022 (B)	13,000	12,989
0.403%, 07/21/2022 (B)	7,500	7,485
0.384%, 06/30/2022 (B)	10,000	9,987
0.381%, 06/23/2022 (B)	10,000	9,989
0.303%, 05/26/2022 (B)	13,000	12,994
0.297%, 05/24/2022 (B)	1,000	999
0.296%, 04/12/2022 (B)	5,000	5,000
0.261%, 05/10/2022 (A)	2,100	2,099
0.160%, 04/05/2022 (B)	500	500
0.110%, 04/26/2022 (A)	1,000	1,000
U.S. Treasury Inflation Protected Securities
0.625%, 04/15/2023	3,137	3,271
0.625%, 01/15/2024 (I)	38,680	40,681
0.625%, 01/15/2026	13,669	14,572
0.500%, 01/15/2028	775	829
0.375%, 07/15/2023 (I)	26,263	27,567
0.375%, 07/15/2025 (I)	53,748	56,840
0.375%, 01/15/2027 (I)	37,014	39,229
0.375%, 07/15/2027	6,792	7,233
0.250%, 01/15/2025	66,474	69,708
0.125%, 07/15/2024	30,400	31,903
0.125%, 10/15/2024 (I)	50,956	53,301
0.125%, 10/15/2025	32,414	33,976
0.125%, 07/15/2026	53,235	55,953
U.S. Treasury Notes ^
0.720%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023	1,800	1,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.706%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023	$6,000	$6,011
0.705%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023	6,700	6,709
0.700%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023	19,400	19,428
0.656%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024	10,600	10,611
0.125%, 04/30/2023	400	393

Total U.S. Treasury Obligations
(Cost $547,134) ($ Thousands)		551,047

	Shares
COMMON STOCK — 31.1%

Communication Services — 2.4%
Activision Blizzard Inc	6,647	533
Alphabet Inc, Cl A *	1,157	3,218
Alphabet Inc, Cl C *	1,084	3,028
AMC Entertainment Holdings, Cl A *	3,400	84
AT&T Inc (H)	115,847	2,737
Cogent Communications Holdings Inc	800	53
Electronic Arts Inc	2,776	351
Iridium Communications Inc *	1,321	53
Liberty Media Corp-Liberty Formula One, Cl C *	1,100	77
Live Nation Entertainment Inc *	1,500	176
Lumen Technologies	15,371	173
Madison Square Garden Entertainment Corp *	378	32
Madison Square Garden Sports Corp *	173	31
Match Group Inc *	1,047	114
Meta Platforms, Cl A *	9,242	2,055
Netflix Inc *	3,432	1,286
Pinterest Inc, Cl A *	1,721	42
Roku Inc, Cl A *	1,051	132
Spotify Technology SA *	917	138
Take-Two Interactive Software Inc, Cl A *	1,200	184
T-Mobile US Inc *	9,835	1,262
Twitter Inc *	1,987	77
Verizon Communications Inc	68,714	3,500
Walt Disney Co/The *	14,967	2,053
Zynga Inc, Cl A *	12,091	112

		21,501
Consumer Staples — 7.6%
Albertsons Cos Inc, Cl A	4,400	146
Altria Group Inc (H)	49,931	2,609

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Andersons Inc/The	1,700	$85
Archer-Daniels-Midland Co	14,700	1,327
B&G Foods Inc, Cl A	1,029	28
Beauty Health *	2,900	49
BellRing Brands *	2,119	49
Beyond Meat Inc *	1,400	68
BJ's Wholesale Club Holdings Inc *	3,100	210
Boston Beer Co Inc/The, Cl A *	250	97
Brown-Forman Corp, Cl A	1,128	71
Brown-Forman Corp, Cl B	4,717	316
Bunge Ltd	3,436	381
Cal-Maine Foods Inc	1,150	64
Campbell Soup Co	4,596	205
Casey's General Stores Inc	897	178
Celsius Holdings Inc *	1,500	83
Central Garden & Pet Co, Cl A *	1,500	61
Church & Dwight Co Inc	6,779	674
Clorox Co/The	3,514	489
Coca-Cola Co/The (H)	104,678	6,490
Coca-Cola Consolidated Inc	160	80
Colgate-Palmolive Co	23,323	1,769
Conagra Brands Inc	11,386	382
Constellation Brands Inc, Cl A	4,421	1,018
Costco Wholesale Corp (H)	11,858	6,828
Coty Inc, Cl A *	10,465	94
Darling Ingredients Inc *	4,236	340
Edgewell Personal Care Co	1,734	63
elf Beauty Inc *	2,200	57
Energizer Holdings Inc	2,113	65
Estee Lauder Cos Inc/The, Cl A	6,203	1,689
Flowers Foods Inc	5,007	129
Freshpet Inc *	1,200	123
General Mills Inc	16,395	1,110
Grocery Outlet Holding Corp *	2,000	66
Hain Celestial Group Inc/The *	2,034	70
Herbalife Nutrition Ltd *	2,408	73
Hershey Co/The	4,094	887
Hormel Foods Corp	6,739	347
Hostess Brands Inc, Cl A *	3,770	83
Ingredion Inc	1,782	155
Inter Parfums Inc	400	35
J & J Snack Foods Corp	227	35
J M Smucker Co/The	2,914	394
John B Sanfilippo & Son Inc	500	42
Kellogg Co	6,212	401
Keurig Dr Pepper Inc	18,746	710
Kimberly-Clark Corp	8,958	1,103
Kraft Heinz Co/The	17,218	678
Kroger Co/The	20,936	1,201
Lamb Weston Holdings Inc	4,105	246
Lancaster Colony Corp	550	82
McCormick & Co Inc/MD	6,046	603

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medifast Inc	354	$60
Molson Coors Beverage Co, Cl B	4,174	223
Mondelez International Inc, Cl A	37,704	2,367
Monster Beverage Corp *	10,621	849
Nu Skin Enterprises Inc, Cl A	1,143	55
Olaplex Holdings *	3,600	56
PepsiCo Inc (H)	37,592	6,292
Performance Food Group Co *	4,395	224
Philip Morris International Inc (H)	43,589	4,095
Pilgrim's Pride Corp *	1,078	27
Post Holdings Inc *	1,672	116
PriceSmart Inc	600	47
Primo Water Corp	4,125	59
Procter & Gamble Co/The (H)	65,314	9,980
Reynolds Consumer Products Inc	1,500	44
Sanderson Farms Inc	601	113
Seaboard Corp	7	29
Simply Good Foods Co/The *	1,900	72
Spectrum Brands Holdings Inc	966	86
Sprouts Farmers Market Inc *	3,028	97
Sysco Corp, Cl A	13,929	1,137
TreeHouse Foods Inc *	1,231	40
Tyson Foods Inc, Cl A (H)	7,258	651
United Natural Foods Inc *	1,600	66
Universal Corp/VA	1,000	58
US Foods Holding Corp *	5,956	224
USANA Health Sciences Inc *	500	40
Vector Group Ltd	1,429	17
Walgreens Boots Alliance Inc	18,815	842
Walmart Inc	38,828	5,782
WD-40 Co	361	66
Weis Markets Inc	1,300	93

		68,545
Energy — 8.4%
Antero Midstream Corp	15,600	170
Antero Resources Corp *	12,247	374
APA	14,648	605
Arch Resources Inc	700	96
Archrock Inc	9,200	85
Baker Hughes Co, Cl A	32,810	1,195
Brigham Minerals, Cl A	1,483	38
Bristow Group *	1,600	59
Cactus Inc, Cl A	2,400	136
California Resources	3,100	139
Callon Petroleum *	1,800	106
Centennial Resource Development Inc/DE, Cl A *	9,000	73
Centrus Energy, Cl A *	900	30
ChampionX Corp	9,838	241
Cheniere Energy Inc	10,332	1,433
Chesapeake Energy Corp	4,100	357
Chevron Corp (H)	82,209	13,386

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Civitas Resources	1,607	$96
Clean Energy Fuels Corp *	7,200	57
CNX Resources Corp *	7,560	157
Comstock Resources *	3,200	42
ConocoPhillips (H)	55,602	5,560
CONSOL Energy Inc *	1,900	71
Continental Resources Inc/OK, Cl A	2,993	184
Coterra Energy Inc	34,658	935
Delek US Holdings Inc *	3,533	75
Denbury *	2,000	157
Devon Energy Corp	27,648	1,635
DHT Holdings Inc	8,700	50
Diamondback Energy Inc, Cl A	7,978	1,094
DMC Global Inc *	1,200	37
Dorian LPG Ltd	3,800	55
Dril-Quip Inc *	2,488	93
DT Midstream Inc	4,216	229
Energy Fuels Inc/Canada *	7,500	69
EOG Resources Inc	24,098	2,873
EQT Corp	12,998	447
Equitrans Midstream Corp	21,222	179
Expro Group Holdings *	2,200	39
Exxon Mobil Corp (H)	186,369	15,392
Frontline Ltd	7,686	68
Gevo *	11,600	54
Golar LNG Ltd *	5,677	141
Green Plains Inc *	1,900	59
Halliburton Co	38,169	1,445
Helmerich & Payne Inc	4,238	181
Hess Corp	12,020	1,287
HF Sinclair Corp	6,531	260
International Seaways Inc	2,700	49
Kinder Morgan Inc	87,487	1,654
Kosmos Energy Ltd *	17,700	127
Laredo Petroleum *	600	47
Liberty Oilfield Services Inc, Cl A *	4,870	72
Magnolia Oil & Gas Corp, Cl A	4,609	109
Marathon Oil Corp	33,062	830
Marathon Petroleum Corp (H)	27,404	2,343
Matador Resources Co	4,200	222
Murphy Oil Corp	5,723	231
Nabors Industries Ltd *	500	76
New Fortress Energy Inc, Cl A	1,700	72
NexTier Oilfield Solutions Inc *	9,300	86
Northern Oil and Gas	2,400	68
NOV Inc	19,223	377
Oasis Petroleum Inc	100	15
Occidental Petroleum Corp	34,109	1,935
Oceaneering International Inc, Cl A *	7,177	109
ONEOK Inc	21,254	1,501
Ovintiv Inc	10,170	550
Par Pacific Holdings Inc *	3,495	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Patterson-UTI Energy Inc	7,459	$115
PBF Energy Inc, Cl A *	5,520	135
PDC Energy Inc, Cl A	3,614	263
Peabody Energy Corp *	4,200	103
Phillips 66	20,874	1,803
Pioneer Natural Resources Co	9,272	2,318
ProPetro Holding Corp *	2,694	38
Range Resources Corp *	10,357	315
Renewable Energy Group Inc *	1,700	103
REX American Resources Corp *	307	31
Schlumberger NV, Cl A	64,098	2,648
Scorpio Tankers Inc	3,188	68
SFL Corp Ltd	5,683	58
SM Energy Co	4,700	183
Southwestern Energy Co *	42,922	308
Targa Resources Corp	10,059	759
Tellurian *	17,300	92
Texas Pacific Land Corp	263	356
Uranium Energy *	16,300	75
US Silica Holdings Inc *	4,400	82
Valero Energy Corp (H)	18,947	1,924
Whiting Petroleum	1,400	114
Williams Cos Inc/The	54,544	1,822
World Fuel Services Corp	3,440	93

		75,868
Health Care — 6.0%
10X Genomics Inc, Cl A *	922	70
Abbott Laboratories	16,202	1,918
AbbVie Inc	17,491	2,835
ABIOMED Inc *	324	107
Acadia Healthcare Co Inc, Cl A *	1,266	83
ACADIA Pharmaceuticals Inc *	3,200	77
Agilent Technologies Inc	3,098	410
Agios Pharmaceuticals Inc *	800	23
Align Technology Inc *	681	297
Alnylam Pharmaceuticals Inc *	1,173	192
Amedisys Inc *	200	34
AmerisourceBergen Corp, Cl A	1,333	206
Amgen Inc, Cl A (H)	5,880	1,422
Amicus Therapeutics Inc *	3,023	29
AMN Healthcare Services Inc *	600	63
Amphastar Pharmaceuticals Inc *	1,493	54
Anthem Inc	2,263	1,112
Apellis Pharmaceuticals *	1,200	61
Apollo Medical Holdings *	500	24
Arrowhead Pharmaceuticals Inc *	926	43
Arvinas Inc *	600	40
Avanos Medical Inc *	858	29
Avantor Inc *	5,306	179
Baxter International Inc (H)	4,257	330
Beam Therapeutics *	400	23
Becton Dickinson and Co	3,035	807

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Biogen Inc *	1,192	$251
Biohaven Pharmaceutical Holding Co Ltd *	500	59
BioMarin Pharmaceutical Inc *	1,543	119
Bio-Rad Laboratories Inc, Cl A *	142	80
Bio-Techne Corp	328	142
Blueprint Medicines Corp *	540	34
Boston Scientific Corp *	12,493	553
Bristol-Myers Squibb Co	21,557	1,574
Bruker Corp	1,024	66
Cardinal Health Inc	2,275	129
CareDx Inc *	600	22
Cassava Sciences *	600	22
Catalent Inc *	1,429	158
Centene Corp *	5,550	467
Cerner Corp	2,681	251
Change Healthcare Inc *	1,100	24
Charles River Laboratories International Inc *	453	129
Chemed Corp	150	76
Cigna Corp	3,121	748
CONMED Corp	400	59
Cooper Cos Inc/The, Cl A	372	155
CorVel Corp *	300	50
Covetrus Inc *	1,935	32
CVS Health Corp	12,478	1,263
Cytokinetics *	1,200	44
Danaher Corp, Cl A	6,237	1,829
DaVita Inc *	558	63
Denali Therapeutics Inc *	800	26
Dentsply Sirona Inc	1,704	84
Dexcom Inc *	807	413
Edwards Lifesciences Corp, Cl A *	7,541	888
Elanco Animal Health Inc *	4,000	104
Eli Lilly & Co	7,922	2,269
Emergent BioSolutions Inc *	700	29
Enanta Pharmaceuticals Inc *	500	36
Encompass Health Corp	978	70
Ensign Group Inc/The	379	34
Envista Holdings Corp *	1,700	83
Exact Sciences Corp *	1,839	129
Exelixis Inc *	2,304	52
Fate Therapeutics Inc *	800	31
Gilead Sciences Inc (H)	12,394	737
Globus Medical Inc, Cl A *	900	66
Guardant Health Inc *	534	35
Haemonetics Corp *	628	40
Halozyme Therapeutics Inc *	1,268	51
HCA Healthcare Inc	2,259	566
Health Catalyst Inc *	1,000	26
HealthEquity Inc *	600	40
HealthStream Inc *	1,500	30
Henry Schein Inc *	1,103	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic Inc *	3,017	$232
Humana Inc	1,256	547
ICU Medical Inc *	224	50
IDEXX Laboratories Inc *	676	370
Illumina Inc *	1,593	557
Inari Medical *	600	54
Incyte Corp *	1,843	146
Inspire Medical Systems Inc *	300	77
Insulet Corp *	510	136
Integer Holdings Corp *	500	40
Integra LifeSciences Holdings Corp *	728	47
Intellia Therapeutics *	400	29
Intra-Cellular Therapies Inc, Cl A *	1,200	73
Intuitive Surgical Inc *	3,499	1,056
Ionis Pharmaceuticals Inc *	1,376	51
IQVIA Holdings Inc *	1,582	366
iRhythm Technologies Inc *	500	79
Ironwood Pharmaceuticals Inc, Cl A *	2,400	30
Johnson & Johnson (H)	25,269	4,478
Laboratory Corp of America Holdings *	833	220
LHC Group Inc *	400	67
Ligand Pharmaceuticals Inc *	278	31
Maravai LifeSciences Holdings Inc, Cl A *	2,000	71
Masimo Corp *	492	72
McKesson Corp	1,439	441
Medpace Holdings Inc *	300	49
Merck & Co Inc	23,893	1,960
Merit Medical Systems Inc *	600	40
Mesa Laboratories Inc	102	26
Mettler-Toledo International Inc *	198	272
Mirati Therapeutics Inc *	366	30
Moderna Inc *	3,309	570
ModivCare Inc *	205	24
Molina Healthcare Inc *	438	146
Natera Inc *	641	26
Nektar Therapeutics, Cl A *	2,584	14
Neogen Corp, Cl B *	938	29
Neurocrine Biosciences Inc *	828	78
NextGen Healthcare Inc *	3,016	63
Novavax Inc *	538	40
Novocure Ltd *	900	75
NuVasive Inc *	600	34
Omnicell Inc *	350	45
Option Care Health Inc *	2,300	66
Organon & Co	2,239	78
Owens & Minor Inc	1,200	53
Pacira BioSciences Inc *	800	61
Penumbra Inc *	250	56
PerkinElmer Inc	1,022	178
Pfizer Inc	53,735	2,782
Phreesia *	800	21
Premier Inc, Cl A	600	21

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progyny *	1,000	$51
PTC Therapeutics *	800	30
QIAGEN NV *	2,604	128
Quest Diagnostics Inc	933	128
Quidel Corp *	200	22
Regeneron Pharmaceuticals Inc *	1,033	721
Repligen Corp *	488	92
ResMed Inc	1,614	391
Sage Therapeutics Inc *	897	30
Sarepta Therapeutics Inc *	509	40
Seagen Inc *	1,352	195
Select Medical Holdings Corp	1,400	34
Shockwave Medical Inc *	300	62
STAAR Surgical Co *	180	14
Stryker Corp	3,631	971
Syneos Health Inc, Cl A *	1,173	95
Tandem Diabetes Care Inc *	400	46
Teladoc Health Inc *	1,461	105
Teleflex Inc	392	139
Tenet Healthcare Corp *	1,100	95
Thermo Fisher Scientific Inc	3,807	2,249
Twist Bioscience Corp *	400	20
Ultragenyx Pharmaceutical Inc *	476	35
United Therapeutics Corp *	461	83
UnitedHealth Group Inc (H)	8,940	4,559
Universal Health Services Inc, Cl B	498	72
Veeva Systems Inc, Cl A *	1,170	249
Veracyte Inc *	1,100	30
Vertex Pharmaceuticals Inc *	2,328	608
Viatris Inc, Cl W *	16,340	178
Waters Corp *	501	155
West Pharmaceutical Services Inc	570	234
Xencor Inc *	1,609	43
Zentalis Pharmaceuticals *	600	28
Zimmer Biomet Holdings Inc	1,746	223
Zoetis Inc, Cl A	4,943	932

		54,046
Industrials — 0.0%
MDU Resources Group Inc	2,745	73

Information Technology — 2.0%
Adobe Inc *	1,421	647
Akamai Technologies Inc *	600	72
Amdocs Ltd	953	78
ANSYS Inc *	154	49
Aspen Technology Inc *	476	79
Autodesk Inc, Cl A *	963	206
Automatic Data Processing Inc	1,240	282
Avalara Inc *	300	30
Bill.com Holdings Inc *	200	45
Block, Cl A *	1,470	199
Bottomline Technologies DE Inc *	717	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadridge Financial Solutions Inc	400	$62
Cadence Design Systems Inc *	682	112
Cass Information Systems Inc	800	29
CDK Global Inc	1,165	57
Ceridian HCM Holding Inc *	600	41
Citrix Systems Inc	300	30
Cloudflare Inc, Cl A *	600	72
Cognizant Technology Solutions Corp, Cl A	1,545	139
CommVault Systems Inc *	400	26
Coupa Software Inc *	200	20
Crowdstrike Holdings Inc, Cl A *	500	114
Datadog Inc, Cl A *	675	102
DocuSign Inc, Cl A *	500	54
Dynatrace Inc *	900	42
Elastic NV *	300	27
EPAM Systems Inc *	602	179
Fair Isaac Corp *	100	47
Fidelity National Information Services Inc, Cl B	1,518	152
Fiserv Inc, Cl A *	1,500	152
Five9 Inc *	300	33
FleetCor Technologies Inc *	205	51
Fortinet Inc *	350	120
Gartner Inc *	300	89
Genpact Ltd	700	30
Global Payments Inc	962	132
Globant SA *	110	29
GoDaddy Inc, Cl A *	1,000	84
Guidewire Software Inc, Cl Z *	500	47
HubSpot Inc *	100	47
International Business Machines Corp	2,950	384
Intuit Inc	873	420
Jack Henry & Associates Inc	351	69
Manhattan Associates Inc *	314	44
Mastercard Inc, Cl A	3,102	1,109
Microsoft Corp (H)	23,834	7,348
MongoDB Inc, Cl A *	160	71
NortonLifeLock Inc	1,406	37
Okta Inc, Cl A *	300	45
Oracle Corp, Cl B	4,896	405
PagerDuty Inc *	1,465	50
Palantir Technologies, Cl A *	3,800	52
Palo Alto Networks Inc *	278	173
Paychex Inc	1,075	147
Paycom Software Inc *	101	35
Paylocity Holding Corp *	200	41
PayPal Holdings Inc *	3,277	379
PTC Inc *	600	65
Salesforce *	3,003	638
ServiceNow Inc *	752	419
Snowflake, Cl A *	500	115
Splunk Inc *	458	68

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SS&C Technologies Holdings Inc	560	$42
Synopsys Inc *	361	120
Trade Desk Inc/The, Cl A *	1,000	69
Twilio Inc, Cl A *	400	66
Tyler Technologies Inc *	110	49
Unity Software Inc *	500	50
Verint Systems Inc *	600	31
VeriSign Inc *	300	67
Visa Inc, Cl A	5,687	1,261
VMware Inc, Cl A	573	65
Vonage Holdings Corp *	1,700	34
WEX Inc *	200	36
Workday Inc, Cl A *	451	108
Zendesk Inc *	700	84
Zoom Video Communications Inc, Cl A *	552	65
Zscaler Inc *	160	39

		18,147
Materials — 0.0%
Aspen Aerogels *	1,400	48

Real Estate — 3.1%
Acadia Realty Trust ‡	4,400	95
Agree Realty Corp ‡	900	60
Alexandria Real Estate Equities Inc ‡	3,314	667
American Campus Communities Inc ‡	2,670	149
American Homes 4 Rent, Cl A ‡	5,094	204
American Tower Corp, Cl A ‡	8,427	2,117
Americold Realty Trust ‡	3,900	109
Apartment Income Corp ‡	2,322	124
Apartment Investment and Management, Cl A ‡	3,422	25
Apple Hospitality Inc ‡	2,514	45
AvalonBay Communities Inc ‡	2,353	584
Boston Properties Inc ‡	2,632	339
Brandywine Realty Trust ‡	1,921	27
Brixmor Property Group Inc ‡	4,985	129
Broadstone Net Lease, Cl A ‡	3,600	78
Camden Property Trust ‡	1,903	316
CareTrust Inc ‡	2,600	50
CBRE Group Inc, Cl A *	6,176	565
Corporate Office Properties Trust ‡	1,815	52
Cousins Properties Inc ‡	2,828	114
Crown Castle International Corp ‡	7,504	1,385
CubeSmart ‡	3,181	165
DiamondRock Hospitality Co *‡	6,600	67
Digital Realty Trust Inc, Cl A ‡	5,157	731
DigitalBridge Group *‡	8,366	60
Douglas Emmett Inc ‡	2,869	96
Duke Realty Corp ‡	6,865	399
EastGroup Properties Inc ‡	517	105
Empire State Realty Trust Inc, Cl A ‡	5,128	50
EPR Properties, Cl A ‡	1,053	58

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equinix Inc ‡	1,628	$1,207
Equity Commonwealth *‡	2,200	62
Equity LifeStyle Properties Inc ‡	2,700	206
Equity Residential ‡	6,584	592
Essential Properties Realty Trust Inc ‡	1,802	46
Essex Property Trust Inc ‡	1,131	391
eXp World Holdings Inc ‡	3,300	70
Extra Space Storage Inc ‡	2,281	469
Federal Realty Investment Trust ‡	1,319	161
First Industrial Realty Trust Inc ‡	1,830	113
Forestar Group Inc *‡	2,200	39
Four Corners Property Trust Inc ‡	2,300	62
Franklin Street Properties Corp ‡	8,100	48
Gaming and Leisure Properties Inc ‡	3,601	169
Getty Realty Corp ‡	1,500	43
Healthcare Realty Trust Inc ‡	2,504	69
Healthcare Trust of America Inc, Cl A ‡	4,341	136
Healthpeak Properties Inc ‡	10,221	351
Highwoods Properties Inc ‡	1,951	89
Host Hotels & Resorts Inc ‡	10,788	210
Howard Hughes Corp/The *‡	1,009	105
Hudson Pacific Properties Inc ‡	2,482	69
Independence Realty Trust ‡	2,400	63
Industrial Logistics Properties Trust ‡	1,400	32
Innovative Industrial Properties Inc, Cl A ‡	300	62
Invitation Homes Inc ‡	9,512	382
Iron Mountain Inc ‡	4,636	257
JBG SMITH Properties ‡	2,100	61
Jones Lang LaSalle Inc *‡	824	197
Kennedy-Wilson Holdings Inc ‡	1,545	38
Kilroy Realty Corp ‡	1,728	132
Kimco Realty Corp ‡	10,881	269
Kite Realty Group Trust ‡	4,464	102
Lamar Advertising Co, Cl A ‡	1,984	230
Life Storage Inc ‡	1,450	204
LXP Industrial Trust, Cl B ‡	5,988	94
Macerich Co/The ‡	4,197	66
Marcus & Millichap Inc ‡	600	32
Medical Properties Trust Inc ‡	10,558	223
Mid-America Apartment Communities Inc ‡	1,919	402
National Health Investors Inc ‡	941	56
National Retail Properties Inc ‡	3,100	139
National Storage Affiliates Trust ‡	1,843	116
Newmark Group Inc, Cl A ‡	3,459	55
Omega Healthcare Investors Inc ‡	3,674	114
Opendoor Technologies *‡	8,400	73
Outfront Media Inc ‡	2,922	83
Paramount Group Inc ‡	4,700	51
Park Hotels & Resorts Inc ‡	4,754	93
Pebblebrook Hotel Trust ‡	2,977	73
Physicians Realty Trust ‡	3,578	63
PotlatchDeltic Corp ‡	1,163	61

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prologis Inc ‡	13,595	$2,195
PS Business Parks Inc ‡	302	51
Public Storage ‡	2,715	1,060
Rayonier Inc ‡	3,008	124
Realogy Holdings Corp *	3,100	49
Realty Income Corp ‡	10,405	721
Redfin Corp *‡	1,609	29
Regency Centers Corp ‡	2,649	189
Retail Opportunity Investments Corp ‡	1,900	37
Rexford Industrial Realty Inc ‡	3,628	271
RLJ Lodging Trust ‡	4,599	65
Ryman Hospitality Properties Inc *‡	972	90
Sabra Health Care Inc ‡	3,595	54
Saul Centers Inc ‡	834	44
SBA Communications Corp, Cl A ‡	2,015	693
Service Properties Trust ‡	2,918	26
Simon Property Group Inc ‡	5,531	728
SITE Centers Corp ‡	3,200	53
SL Green Realty ‡	951	77
Spirit Realty Capital Inc ‡	1,941	89
St Joe Co/The ‡	1,367	81
STAG Industrial Inc ‡	3,078	127
STORE Capital Corp ‡	4,955	145
Sun Communities Inc ‡	1,852	325
Sunstone Hotel Investors Inc *‡	6,306	74
Terreno Realty Corp ‡	1,078	80
UDR Inc ‡	5,588	321
Uniti Group Inc ‡	4,762	66
Universal Health Realty Income Trust ‡	400	23
Urban Edge Properties ‡	3,148	60
Ventas Inc ‡	7,383	456
Veris Residential *‡	3,324	58
VICI Properties Inc ‡	10,100	287
Vornado Realty Trust ‡	3,078	139
Washington Real Estate Investment Trust ‡	5,000	127
Welltower Inc ‡	7,456	717
Weyerhaeuser Co ‡	13,692	519
WP Carey Inc ‡	2,979	241
Xenia Hotels & Resorts Inc *‡	2,300	44
Zillow Group Inc, Cl A *‡	1,200	58
Zillow Group Inc, Cl C *‡	2,900	143

		28,231
Utilities — 1.6%
AES Corp/The	7,642	197
Alliant Energy Corp	2,528	158
Ameren Corp	2,954	277
American Electric Power Co Inc	5,879	587
American States Water Co	600	53
American Water Works Co Inc	2,159	357
Atmos Energy Corp	1,073	128
Avangrid Inc	1,200	56
Avista Corp	1,200	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp, Cl A	1,000	$77
Brookfield Infrastructure, Cl A	655	49
Brookfield Renewable, Cl A	1,400	61
California Water Service Group, Cl A	400	24
CenterPoint Energy Inc	6,808	209
Clearway Energy Inc, Cl C	1,319	48
CMS Energy Corp	3,304	231
Consolidated Edison Inc	4,244	402
Constellation Energy	3,687	207
Dominion Energy Inc	9,807	833
DTE Energy Co	2,233	295
Duke Energy Corp	9,723	1,086
Edison International	3,980	279
Entergy Corp	2,193	256
Essential Utilities Inc	2,203	113
Evergy Inc	2,301	157
Eversource Energy	3,882	342
Exelon Corp	11,062	527
FirstEnergy Corp	5,722	262
Hawaiian Electric Industries Inc	1,328	56
IDACORP Inc, Cl A	1,000	115
MGE Energy Inc	600	48
Middlesex Water Co	300	32
National Fuel Gas Co	1,000	69
New Jersey Resources Corp	1,400	64
NextEra Energy Inc	24,544	2,079
NiSource Inc	4,246	135
NRG Energy Inc	3,105	119
OGE Energy Corp	1,715	70
ONE Gas Inc	494	44
Ormat Technologies Inc	400	33
PG&E Corp *	23,061	275
Pinnacle West Capital Corp	1,650	129
PNM Resources Inc	752	36
Portland General Electric Co	1,076	59
PPL Corp	8,916	255
Public Service Enterprise Group Inc	6,837	479
Sempra Energy	3,584	603
SJW Group	900	63
South Jersey Industries Inc, Cl A	2,300	79
Southern Co/The	13,124	952
Spire Inc	800	57
UGI Corp	1,847	67
Unitil Corp	600	30
Via Renewables Inc, Cl A	3,500	29
Vistra Corp	6,578	153
WEC Energy Group Inc	3,915	391
Xcel Energy Inc	6,974	503

		14,349

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $170,310) ($ Thousands)			$280,808

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.7%
Communication Services — 0.7%
Altice France
3.375%, 01/15/2028	EUR	117	118
AT&T
5.150%, 03/15/2042		$99	111
4.300%, 12/15/2042		203	205
Baidu
3.425%, 04/07/2030		201	193
1.625%, 02/23/2027		385	345
CCO Holdings
4.750%, 02/01/2032 (C)		535	498
4.500%, 08/15/2030 (C)		63	59
4.500%, 06/01/2033 (C)		219	197
DISH DBS
5.250%, 12/01/2026 (C)		1,007	959
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	254
Lumen Technologies
4.500%, 01/15/2029 (C)		$439	378
Netflix
5.875%, 11/15/2028		812	895
T-Mobile USA
3.375%, 04/15/2029 (C)		73	69
2.875%, 02/15/2031		374	337
2.625%, 02/15/2029		123	112
2.550%, 02/15/2031		883	801
Weibo
3.375%, 07/08/2030		1,395	1,190

			6,721

Consumer Discretionary — 1.5%
1011778 BC ULC / New Red Finance Inc
3.500%, 02/15/2029 (C)		813	751
Adient Global Holdings
3.500%, 08/15/2024	EUR	237	258
Advance Auto Parts
3.900%, 04/15/2030		$922	919
Alibaba Group Holding
2.125%, 02/09/2031		1,209	1,051
Altice Financing
3.000%, 01/15/2028	EUR	237	232
Booking Holdings
4.625%, 04/13/2030		$1,080	1,171
Carnival
4.000%, 08/01/2028 (C)		605	563

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
4.375%, 05/15/2026 (C)	EUR	155	$170
Expedia Group
6.250%, 05/01/2025 (C)		$24	26
4.625%, 08/01/2027		251	261
Ford Motor Credit
4.950%, 05/28/2027		709	721
General Motors
6.800%, 10/01/2027		201	227
6.125%, 10/01/2025		145	156
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)		413	365
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)		1,190	1,170
3.050%, 02/14/2027 (C)		57	54
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (C)		300	272
Las Vegas Sands
3.900%, 08/08/2029		722	662
Magallanes
3.755%, 03/15/2027 (C)		594	593
Marriott International
5.750%, 05/01/2025		68	72
MDC Holdings
6.000%, 01/15/2043		389	399
MercadoLibre
2.375%, 01/14/2026		200	187
NH Hotel Group
4.000%, 07/02/2026	EUR	237	257
Nissan Motor
4.345%, 09/17/2027 (C)		$1,086	1,070
Nobel Bidco BV
3.125%, 06/15/2028	EUR	237	234
Ross Stores
4.700%, 04/15/2027		$842	886
Royal Caribbean Cruises
11.500%, 06/01/2025 (C)		343	377
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	267
Time Warner Cable
4.500%, 09/15/2042		$330	305
Wynn Macau
5.625%, 08/26/2028 (C)		348	302

			13,978

Consumer Staples — 0.5%
Albertsons
3.500%, 03/15/2029 (C)		408	368
Altria Group
4.800%, 02/14/2029		167	175
3.400%, 05/06/2030		745	717

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.906%, 04/02/2030	$467	$481
4.700%, 04/02/2027	475	487
2.259%, 03/25/2028	1,337	1,200
BRF GmbH
4.350%, 09/29/2026	299	291
Cencosud
5.150%, 02/12/2025	724	751
Natura Cosmeticos
4.125%, 05/03/2028 (C)	322	310
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)	660	–

		4,780

Corporate Obligation — 0.3%
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (E)	400	402
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (C)(E)	623	583
UniCredit
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (C)(E)	516	465

		1,450

Energy — 0.9%
BP Capital Markets America
2.939%, 06/04/2051	1,261	1,076
Cenovus Energy
4.400%, 04/15/2029	1,334	1,384
4.250%, 04/15/2027	52	54
Continental Resources
2.268%, 11/15/2026 (C)	1,050	980
Enbridge Energy Partners
7.375%, 10/15/2045	688	954
Energy Transfer
6.250%, 04/15/2049	413	474
Eni
4.250%, 05/09/2029 (C)	900	928
Marathon Petroleum
6.500%, 03/01/2041	175	216
5.125%, 12/15/2026	227	242
Oleoducto Central
4.000%, 07/14/2027 (C)	438	413
ONEOK
6.350%, 01/15/2031	128	148
ONEOK Partners
6.125%, 02/01/2041	63	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	$262	$213
TransCanada PipeLines
6.200%, 10/15/2037	362	443
6.100%, 06/01/2040	573	703
Transocean Poseidon
6.875%, 02/01/2027 (C)	276	273

		8,570

Financials — 3.2%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	275
Aircastle
5.250%, 08/11/2025 (C)	456	465
4.250%, 06/15/2026	62	61
4.125%, 05/01/2024	181	181
2.850%, 01/26/2028 (C)	904	812
Alleghany
3.625%, 05/15/2030	931	936
American Express
2.550%, 03/04/2027	228	222
Aviation Capital Group
5.500%, 12/15/2024 (C)	455	468
4.875%, 10/01/2025 (C)	182	185
4.375%, 01/30/2024 (C)	161	161
4.125%, 08/01/2025 (C)	6	6
3.500%, 11/01/2027 (C)	165	156
1.950%, 01/30/2026 (C)	480	441
1.950%, 09/20/2026 (C)	153	138
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (C)(E)	755	710
Banco Santander
7.500%, USD ICE Swap 11:00 NY 5 Yr + 4.989%(E)(F)	600	622
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(E)(F)	362	378
6.300%, ICE LIBOR USD 3 Month + 4.553%(E)(F)	233	248
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (E)	1,198	1,113
Bank of New York Mellon
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%(E)(F)	203	208
BNP Paribas
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (C)(E)	806	733
Capital One Financial
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (E)	622	609

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CDBL Funding 1 MTN
3.500%, 10/24/2027	$620	$610
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(E)(F)	409	421
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(E)(F)	756	724
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(E)(F)	311	314
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (E)	334	340
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(E)(F)	359	345
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (E)	227	230
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(C)(E)(F)	200	207
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(E)(F)	645	655
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(C)(E)(F)	365	360
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (C)(E)	427	421
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (C)(E)	798	720
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (C)(E)	245	247
Deutsche Bank NY
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (E)	315	315
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (E)	347	322
Discover Bank
4.682%, USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/2028 (E)	475	482
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(E)(F)	1,308	1,361
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(E)(F)	247	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(E)(F)	$328	$308
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (E)	805	732
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (E)	238	211
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	145	165
HSBC Holdings
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (E)	555	571
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/2026 (E)	261	264
ING Groep
1.726%, U.S. SOFR + 1.005%, 04/01/2027 (E)	1,191	1,099
JPMorgan Chase
3.769%, ICE LIBOR USD 3 Month + 3.470%(E)(F)	349	349
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (E)	805	737
JPMorgan Chase & Co
4.287%, ICE LIBOR USD 3 Month + 3.320%(E)(F)	171	170
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	275	275
Morgan Stanley MTN
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (E)	217	203
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (C)(E)	319	304
NatWest Group
3.326%, ICE LIBOR USD 3 Month + 2.320%(E)(F)	–	–
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (C)	265	8
S&P Global
4.750%, 08/01/2028 (C)	35	38
4.250%, 05/01/2029 (C)	166	175
Santander Holdings USA
4.400%, 07/13/2027	405	412
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (E)	67	62
Standard Chartered
7.750%, USD Swap Semi 30/360 5 Yr Curr + 5.723%(C)(E)(F)	200	208
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(C)(E)(F)	552	569

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (C)(E)		$239	$238
1.809%, ICE LIBOR USD 3 Month + 1.510%(C)(E)(F)		400	344
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (E)		600	621
Synchrony Financial
4.500%, 07/23/2025		548	559
2.875%, 10/28/2031		328	291
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(E)(F)		829	841
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (C)(E)		201	177
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(E)(F)		474	467
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (E)		258	259
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(E)(F)		327	313
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (E)		433	418

			28,833

Health Care — 0.3%
Amgen
3.000%, 02/22/2029		249	244
Centene
2.625%, 08/01/2031		338	301
Cigna
4.375%, 10/15/2028		382	402
IQVIA
2.250%, 03/15/2029	EUR	200	203
Organon
2.875%, 04/30/2028		200	212
Takeda Pharmaceutical
4.400%, 11/26/2023		$820	840
Teva Pharmaceutical Finance Netherlands II BV
3.750%, 05/09/2027	EUR	200	210

			2,412

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.6%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	$201
4.450%, 04/03/2026		173	175
2.450%, 10/29/2026		671	621
Air Lease
3.625%, 04/01/2027		40	39
2.100%, 09/01/2028		178	156
Air Lease MTN
2.875%, 01/15/2026		85	82
Alfa
5.250%, 03/25/2024 (C)		660	677
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	247
CITIC MTN
2.850%, 02/25/2030		$343	318
Delta Air Lines
4.750%, 10/20/2028 (C)		475	479
4.500%, 10/20/2025 (C)		409	411
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	107
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		$236	249
5.400%, 02/01/2027		670	681
ENA Master Trust
4.000%, 05/19/2048 (C)		272	255
Flowserve
2.800%, 01/15/2032		246	217
Lima Metro Line 2 Finance
5.875%, 07/05/2034		222	238
4.350%, 04/05/2036 (C)		217	214
Odebrecht Holdco Finance
0.000%, 09/10/2058 (A)(C)		294	2
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	137
TransDigm
6.250%, 03/15/2026 (C)		$405	416
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	138

			6,060

Information Technology — 0.7%
Broadcom
4.150%, 11/15/2030		450	456
4.150%, 04/15/2032 (C)		164	164
4.110%, 09/15/2028		277	280
4.000%, 04/15/2029 (C)		47	47
3.187%, 11/15/2036 (C)		448	389
3.137%, 11/15/2035 (C)		154	136
Infor
1.750%, 07/15/2025 (C)		340	320

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kyndryl Holdings
2.050%, 10/15/2026 (C)		$631	$563
Micron Technology
4.185%, 02/15/2027		624	640
NXP BV
5.550%, 12/01/2028 (C)		317	347
Playtech
4.250%, 03/07/2026	EUR	200	223
Prosus
3.680%, 01/21/2030 (C)		$569	499
3.257%, 01/19/2027 (C)		264	241
SK Hynix
2.375%, 01/19/2031 (C)		290	253
Tencent Holdings MTN
3.240%, 06/03/2050 (C)		439	341
2.390%, 06/03/2030		320	285
1.810%, 01/26/2026 (C)		649	601
Western Digital
3.100%, 02/01/2032		64	57
2.850%, 02/01/2029		132	121
Workday
3.800%, 04/01/2032		176	176
3.700%, 04/01/2029		68	68

			6,207

Materials — 0.6%
Anglo American Capital
3.875%, 03/16/2029 (C)		235	235
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (C)		538	488
Axalta Coating Systems
3.375%, 02/15/2029 (C)		648	570
Cemex
3.875%, 07/11/2031 (C)		610	556
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (C)		342	349
INEOS Quattro Finance 2
2.500%, 01/15/2026 (C)	EUR	333	349
Ingevity
3.875%, 11/01/2028 (C)		$537	485
Inversiones CMPC
4.375%, 05/15/2023		389	395
Suzano Austria GmbH
3.750%, 01/15/2031		173	163
2.500%, 09/15/2028		923	833
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)		170	163

			4,586

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032		60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 03/15/2027	$235	$234
Host Hotels & Resorts
3.500%, 09/15/2030	142	136
2.900%, 12/15/2031	236	211
Vornado Realty
2.150%, 06/01/2026	403	377

		1,018

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)	304	290
Chile Electricity PEC
3.011%, 01/25/2028 (A)(C)	523	394
Comision Federal de Electricidad
4.688%, 05/15/2029 (C)	268	263
3.348%, 02/09/2031 (C)	687	601
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	367
Engie Energia Chile
3.400%, 01/28/2030	390	359
Terraform Global Operating
6.125%, 03/01/2026 (C)	74	74
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(C)(E)(F)	286	278
Vistra Operations
4.375%, 05/01/2029 (C)	605	572

		3,198

Total Corporate Obligations
(Cost $93,645) ($ Thousands)		87,813

MORTGAGE-BACKED SECURITIES — 6.1%
Agency Mortgage-Backed Obligations — 3.6%
Eagle RE, Ser 2020-1, Cl M1A
1.357%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(C)(E)	790	784
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.753%, 06/15/2047(E)	1,260	208
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.643%, 06/25/2050(E)	2,716	382
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,790	302
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.099%, SOFR30A + 2.000%, 01/25/2051(C)(E)	123	118

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Debt Notes, Ser 2017-DNA3, Cl M2
2.957%, ICE LIBOR USD 1 Month + 2.500%, 03/25/2030(E)	$396	$399
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2
3.107%, ICE LIBOR USD 1 Month + 2.650%, 12/25/2029(E)	215	217
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2B
3.107%, ICE LIBOR USD 1 Month + 2.650%, 12/25/2029(E)	649	661
FHLMC STACR Debt Notes, Ser 2021-DNA7, Cl M2
1.899%, SOFR30A + 1.800%, 11/25/2041(C)(E)	1,042	991
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
2.157%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(C)(E)	207	207
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.899%, SOFR30A + 2.800%, 10/25/2050(C)(E)	430	431
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.749%, SOFR30A + 1.650%, 01/25/2034(C)(E)	298	293
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.599%, SOFR30A + 1.500%, 10/25/2041(C)(E)	1,079	1,026
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
2.449%, SOFR30A + 2.350%, 12/25/2041(C)(E)	668	628
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
1.949%, SOFR30A + 1.850%, 01/25/2042(C)(E)	542	511
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
1.099%, SOFR30A + 1.000%, 01/25/2042(C)(E)	541	532
FHLMC STACR Trust, Ser 2018-DNA3, Cl M2
2.557%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(C)(E)	271	273
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.507%, ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(C)(E)	43	43
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.407%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(C)(E)	111	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.607%, ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(C)(E)	$363	$351
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.307%, ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(C)(E)	319	319
FNMA
3.000%, 02/01/2052	2,361	2,318
FNMA CMO, Ser 2011-131, Cl ST, IO
6.083%, 12/25/2041(E)	648	108
FNMA CMO, Ser 2014-17, Cl SA, IO
5.593%, 04/25/2044(E)	1,721	318
FNMA CMO, Ser 2014-78, Cl SE, IO
5.643%, 12/25/2044(E)	1,009	171
FNMA CMO, Ser 2016-77, Cl DS, IO
5.543%, 10/25/2046(E)	962	147
FNMA CMO, Ser 2017-62, Cl AS, IO
5.693%, 08/25/2047(E)	1,155	187
FNMA CMO, Ser 2017-81, Cl SA, IO
5.743%, 10/25/2047(E)	1,305	216
FNMA CMO, Ser 2017-97, Cl LS, IO
5.743%, 12/25/2047(E)	1,520	255
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,792	689
FNMA Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.857%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(C)(E)	72	72
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.757%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(C)(E)	37	37
FNMA Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.607%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(C)(E)	20	20
FNMA Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.557%, ICE LIBOR USD 1 Month + 2.100%, 06/25/2039(C)(E)	7	7
FNMA Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.457%, ICE LIBOR USD 1 Month + 2.000%, 07/25/2039(C)(E)	3	3
FNMA Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.557%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(C)(E)	53	53
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.557%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(C)(E)	140	140

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.457%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(C)(E)	$192	$191
FNMA Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
1.999%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,023	976
FNMA Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
3.599%, SOFR30A + 3.500%, 03/25/2042(C)(E)	838	847
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.457%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(E)	186	186
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.457%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(E)	3	3
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.457%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(E)	183	186
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.157%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(E)	123	132
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.907%, ICE LIBOR USD 1 Month + 4.450%, 01/25/2029(E)	425	442
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.707%, ICE LIBOR USD 1 Month + 4.250%, 04/25/2029(E)	140	146
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.807%, ICE LIBOR USD 1 Month + 4.350%, 05/25/2029(E)	152	158
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
4.007%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2029(E)	417	424
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
3.307%, ICE LIBOR USD 1 Month + 2.850%, 11/25/2029(E)	557	567
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
2.099%, SOFR30A + 2.000%, 11/25/2041(C)(E)	469	447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2021-R03, Cl 1M2
1.749%, SOFR30A + 1.650%, 12/25/2041(C)(E)	$319	$302
FNMA TBA
3.000%, 04/01/2043	6,428	6,287
2.500%, 04/01/2043	7,470	7,127
GNMA CMO, Ser 2017-122, Cl SA, IO
5.751%, 08/20/2047(E)	788	114
GNMA CMO, Ser 2017-134, Cl SE, IO
5.751%, 09/20/2047(E)	676	95

		32,158
Non-Agency Mortgage-Backed Obligations — 2.5%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	50	42
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	257	185
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	194	132
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	111	96
AREIT Trust, Ser 2022-CRE6, Cl A
1.300%, SOFR30A + 1.250%, 11/17/2024(C)(E)	1,411	1,394
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.397%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(C)(E)	526	521
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(C)(E)	365	334
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.397%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(C)(E)	1,610	1,567
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.537%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(C)(E)	779	778
BCP Trust, Ser 2021-330N, Cl A
1.196%, ICE LIBOR USD 1 Month + 0.799%, 06/15/2038(C)(E)	152	149
Bellemeade Re, Ser 2018-3A, Cl M1B
2.307%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(C)(E)	311	310
Bellemeade Re, Ser 2019-1A, Cl M1B
2.207%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(C)(E)	370	370

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-2A, Cl M1C
2.457%, ICE LIBOR USD 1 Month + 2.000%, 04/25/2029(C)(E)	$481	$479
Bellemeade Re, Ser 2019-3A, Cl M1B
2.057%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(C)(E)	251	250
Bellemeade Re, Ser 2019-3A, Cl M1C
2.407%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(C)(E)	340	338
Bellemeade Re, Ser 2019-4A, Cl M1B
2.457%, ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(C)(E)	407	407
Bellemeade Re, Ser 2021-1A, Cl M1C
3.049%, SOFR30A + 2.950%, 03/25/2031(C)(E)	437	435
Bellemeade Re, Ser 2021-2A, Cl M1B
1.599%, SOFR30A + 1.500%, 06/25/2031(C)(E)	704	687
BFLD Trust, Ser 2021-FPM, Cl A
1.997%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(C)(E)	1,189	1,179
BHMS, Ser 2018-ATLS, Cl A
1.647%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2035(C)(E)	774	766
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
2.297%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(C)(E)	162	158
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.547%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(C)(E)	656	639
BX Trust, Ser 2018-EXCL, Cl A
1.485%, ICE LIBOR USD 1 Month + 1.088%, 09/15/2037(C)(E)	732	724
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(C)	915	918
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	93	56
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	128	78
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	63	38
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%, 04/10/2046(C)(E)	343	340
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050(E)	411	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CLNY Trust, Ser 2019-IKPR, Cl D
2.422%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(C)(E)	$680	$665
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.755%, 07/10/2046(C)(E)	734	734
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(C)	59	59
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.479%, ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(C)(E)	761	754
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.837%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(E)	353	159
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.163%, 08/10/2044(C)(E)	13	6
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.088%, 01/10/2047(C)(E)	679	299
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
1.597%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2038(C)(E)	331	331
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.547%, ICE LIBOR USD 1 Month + 1.150%, 08/15/2032(C)(E)	450	445
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	420	413
1.433%, 08/17/2026	209	201
Home RE, Ser 2020-1, Cl M1B
3.707%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2030(C)(E)	223	223
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.957%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(E)	72	63
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.818%, 09/15/2047(E)	16,794	260
JPMorgan Chase Bank - CHASE, Ser 2019-CL1, Cl M3
2.557%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(C)(E)	116	114
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(E)	125	52

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(C)	$821	$819
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.597%, ICE LIBOR USD 1 Month + 2.200%, 11/15/2026(C)(E)	165	152
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.897%, ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(C)(E)	313	312
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.231%, ICE LIBOR USD 1 Month + 2.000%, 03/27/2024(C)(E)	89	89
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
3.195%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(C)(E)	346	343
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
3.145%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(C)(E)	44	44
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.795%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(C)(E)	151	150
Radnor RE, Ser 2019-1, Cl M1B
2.407%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(C)(E)	423	424
Radnor RE, Ser 2019-2, Cl M1B
2.207%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(C)(E)	296	295
Radnor RE, Ser 2020-1, Cl M1A
1.407%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(C)(E)	289	287
Traingle Re, Ser 2021-1, Cl M1B
3.457%, ICE LIBOR USD 1 Month + 3.000%, 08/25/2033(C)(E)	88	89
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	479	480
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.888%, 07/15/2048(E)	3,436	218
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.393%, 11/15/2049(E)	925	904
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.707%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(C)(E)	174	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.957%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(C)(E)	$42	$33

		23,364
Total Mortgage-Backed Securities
(Cost $56,949) ($ Thousands)		55,522

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB
1.091%, US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022(E)	1,200	1,204
0.680%, U.S. SOFR + 0.380%, 05/08/2023(E)	7,900	7,931
0.610%, U.S. SOFR + 0.310%, 11/07/2022(E)	2,500	2,504
0.435%, U.S. SOFR + 0.135%, 11/06/2023(E)	2,000	2,003
0.390%, U.S. SOFR + 0.090%, 09/23/2022(E)	500	500
0.360%, U.S. SOFR + 0.060%, 01/13/2023(E)	1,400	1,400
0.300%, 09/01/2023	300	293
FHLB^
0.620%, 02/26/2026	200	187
FHLB DN^
0.000%, 06/17/2022(A)	500	499
FHLMC
0.400%, 05/24/2024	400	385
0.375%, 05/05/2023	1,000	985
0.375%, 07/21/2025	1,400	1,304
FHLMC MTN^
0.430%, U.S. SOFR + 0.130%, 08/05/2022(E)	2,600	2,601
FNMA
0.650%, U.S. SOFR + 0.350%, 04/07/2022(E)	3,800	3,800
0.625%, 04/22/2025	1,300	1,228
0.500%, 06/17/2025	1,500	1,406
0.375%, 06/14/2024	700	670
0.250%, 05/22/2023	1,500	1,471
0.250%, 07/10/2023	1,100	1,075
0.250%, 11/27/2023	100	97

Total U.S. Government Agency Obligations
(Cost $31,894) ($ Thousands)		31,543

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 3.2%
Automotive — 0.7%

Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024(C)	$930	$944
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025(C)	1,080	1,097
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	358	346
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	347	333
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	414
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(C)	611	588
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(C)	315	306
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025(C)	10	10
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(C)	605	563
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(C)	620	588
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(C)	562	550
Santander Consumer Auto Receivables Trust, Ser 2021-CA, Cl B
1.440%, 04/17/2028(C)	261	260

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(C)	437	432
Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(C)	1,010	1,009
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(C)	175	171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 2.3%

Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025(C)	$405	$404
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(C)	250	246
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(C)	271	266
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(C)	973	962
AGL CLO 12, Ser 2021-12A, Cl A1
1.414%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(C)(E)	970	960
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A1
0.326%, 11/15/2022(C)	171	171
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(C)	185	178
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
1.454%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(C)(E)	589	584
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.341%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(C)(E)	600	597
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.384%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(C)(E)	1,222	1,208
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(C)	184	174
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(C)	232	217
Conn's Receivables Funding, Ser 2021-A, Cl A
1.050%, 05/15/2026(C)	919	916
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(C)	839	776
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(C)	461	427
Dryden 78 CLO, Ser 2020-78A, Cl C
2.191%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(C)(E)	620	609
Dryden 78 CLO, Ser 2020-78A, Cl D
3.241%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(C)(E)	320	318
Elevation CLO, Ser 2020-11A, Cl C
2.441%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(C)(E)	550	547

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Elmwood CLO IX, Ser 2021-2A, Cl D
3.204%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(C)(E)	$583	$578
Flatiron CLO 21, Ser 2021-1A, Cl D
3.148%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(C)(E)	620	616
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(C)	307	285
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.324%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(C)(E)	651	648
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(C)	386	399
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(C)	269	260
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	823
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.677%, ICE LIBOR USD 1 Month + 1.280%, 06/17/2037(C)(E)	228	226
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.741%, ICE LIBOR USD 1 Month + 1.300%, 07/17/2037(C)(E)	100	100
Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(C)	836	758
Magnetite XXVI, Ser 2021-26A, Cl A1R
1.378%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(C)(E)	1,127	1,117
MVW 2021-2, Ser 2021-2A, Cl B
1.830%, 05/20/2039(C)	443	419
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(C)	327	306
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(C)	278	265
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.341%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(C)(E)	1,141	1,133
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
1.371%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(C)(E)	690	686
OCP CLO, Ser 2021-18A, Cl AR
1.344%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(C)(E)	849	841
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(C)	636	600
Rad CLO 7, Ser 2020-7A, Cl C
2.241%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(C)(E)	280	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(C)	$628	$601
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(C)	120	119
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(C)	530	500
Voya CLO, Ser 2020-1A, Cl DR
3.091%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(C)(E)	250	239

Total Asset-Backed Securities
(Cost $29,717) ($ Thousands)		28,965

	Shares
FOREIGN COMMON STOCK — 0.3%

Ireland — 0.1%
Accenture PLC, Cl A	2,156	727

United Kingdom — 0.2%
Alkermes PLC *	2,600	68
Atlassian Corp PLC, Cl A *	300	88
Cushman & Wakefield PLC *‡	1,838	38
Horizon Therapeutics PLC *	1,828	192
Jazz Pharmaceuticals PLC *	529	82
LivaNova PLC *	557	46
Medtronic PLC	13,049	1,448
Perrigo Co PLC	430	17
Royalty Pharma PLC, Cl A	2,500	97
STERIS PLC	753	182

		2,258

Total Foreign Common Stock
(Cost $2,076) ($ Thousands)		2,985

	Face Amount (Thousands)
SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	$225	191
Dominican Republic International Bond
4.875%, 09/23/2032(C)	923	835
Egypt Government International Bond MTN
5.875%, 02/16/2031(C)	436	365
Qatar Government International Bond
3.400%, 04/16/2025(C)	298	304

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
2.900%, 10/22/2025(C)	$544	$548

Total Sovereign Debt
(Cost $2,422) ($ Thousands)		2,243

MUNICIPAL BONDS — 0.2%
New York — 0.1%
City of New York, Ser D, GO
1.923%, 08/01/2031	535	469
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	515	509

		978

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	497	502

Total Municipal Bonds
(Cost $1,550) ($ Thousands)		1,480

Total Investments in Securities — 115.3%
(Cost $935,697) ($ Thousands)		$1,042,406

	Shares
COMMON STOCK SOLD SHORT— (13.3)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,400)	(30)
Cable One Inc	(100)	(147)
Charter Communications Inc, Cl A *	(1,384)	(755)
Comcast Corp, Cl A	(50,689)	(2,373)
Discovery Inc, Cl A *	(2,000)	(50)
Discovery Inc, Cl C *	(3,000)	(75)
DISH Network Corp, Cl A *	(2,248)	(71)
Fox Corp, Cl A	(3,000)	(118)
Fox Corp, Cl B	(1,500)	(54)
Interpublic Group of Cos Inc/The	(4,665)	(165)
Liberty Broadband Corp, Cl A *	(458)	(60)
Liberty Broadband Corp, Cl C *	(1,275)	(173)
Liberty Media Corp-Liberty SiriusXM *	(1,100)	(50)
New York Times Co/The, Cl A	(2,300)	(106)
News Corp, Cl A	(5,400)	(120)
Nexstar Media Group Inc, Cl A	(854)	(161)
Omnicom Group Inc	(2,241)	(190)
Paramount Global, Cl B	(6,220)	(235)
Sirius XM Holdings Inc	(16,000)	(106)
TEGNA Inc	(2,800)	(63)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(5,102)

Consumer Discretionary — (8.6)%
Academy Sports & Outdoors Inc	(1,300)	$(51)
Acushnet Holdings Corp	(600)	(24)
Adtalem Global Education Inc *	(2,000)	(59)
Advance Auto Parts Inc	(1,029)	(213)
Amazon.com Inc, Cl A *	(2,224)	(7,250)
American Axle & Manufacturing Holdings Inc *	(2,857)	(22)
American Eagle Outfitters Inc	(1,500)	(25)
Aramark	(4,648)	(175)
Asbury Automotive Group Inc *	(300)	(48)
AutoNation Inc *	(500)	(50)
AutoZone Inc *	(210)	(429)
Bally's *	(1,000)	(31)
Bath & Body Works Inc	(2,981)	(142)
Best Buy Co Inc	(2,199)	(200)
Bloomin' Brands Inc	(2,200)	(48)
Booking Holdings Inc *	(936)	(2,198)
BorgWarner	(12,863)	(500)
Boyd Gaming Corp	(1,781)	(117)
Bright Horizons Family Solutions Inc *	(1,290)	(171)
Brinker International Inc *	(1,041)	(40)
Brunswick Corp/DE	(2,377)	(192)
Burlington Stores Inc *	(663)	(121)
Caesars Entertainment Inc *	(4,099)	(317)
Callaway Golf Co *	(3,233)	(76)
Canoo *	(8,500)	(47)
Capri Holdings Ltd *	(5,456)	(280)
CarMax Inc *	(1,717)	(166)
Carnival Corp *	(17,071)	(345)
Carter's Inc	(1,151)	(106)
Carvana Co, Cl A *	(612)	(73)
Cavco Industries Inc *	(256)	(62)
Century Communities Inc	(1,241)	(66)
Cheesecake Factory Inc/The *	(800)	(32)
Chegg Inc *	(2,800)	(102)
Chipotle Mexican Grill Inc, Cl A *	(571)	(903)
Choice Hotels International Inc	(998)	(141)
Churchill Downs Inc	(900)	(200)
Columbia Sportswear Co	(1,400)	(127)
Coursera *	(1,600)	(37)
Cracker Barrel Old Country Store Inc	(300)	(36)
Crocs Inc *	(1,714)	(131)
Dana Inc	(8,023)	(141)
Darden Restaurants Inc	(2,960)	(394)
Dave & Buster's Entertainment Inc *	(1,100)	(54)
Deckers Outdoor Corp *	(954)	(261)
Dick's Sporting Goods Inc	(600)	(60)
Dollar General Corp	(2,388)	(532)
Dollar Tree Inc *	(2,164)	(347)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Domino's Pizza Inc	(749)	$(305)
DoorDash, Cl A *	(1,600)	(187)
Dorman Products Inc *	(1,252)	(119)
DR Horton Inc	(12,059)	(898)
DraftKings Inc, Cl A *	(5,400)	(105)
eBay Inc	(5,845)	(335)
Etsy Inc *	(1,100)	(137)
Everi Holdings Inc *	(2,000)	(42)
Expedia Group Inc *	(3,167)	(620)
Fisker *	(5,600)	(72)
Five Below Inc *	(500)	(79)
Floor & Decor Holdings Inc, Cl A *	(1,200)	(97)
Foot Locker Inc, Cl A	(1,300)	(39)
Ford Motor Co	(207,792)	(3,514)
Fox Factory Holding Corp *	(2,222)	(218)
Frontdoor *	(1,400)	(42)
GameStop Corp, Cl A *	(400)	(67)
Gap Inc/The	(2,100)	(30)
Garmin Ltd	(5,299)	(628)
General Motors Co *	(73,774)	(3,227)
Gentex Corp	(15,288)	(446)
Gentherm Inc *	(1,500)	(110)
Genuine Parts Co	(1,535)	(193)
G-III Apparel Group Ltd *	(900)	(24)
Goodyear Tire & Rubber Co/The *	(13,104)	(187)
GoPro Inc, Cl A *	(5,900)	(50)
Graham Holdings Co, Cl B	(200)	(122)
Grand Canyon Education Inc *	(1,055)	(102)
Group 1 Automotive Inc	(300)	(50)
H&R Block Inc	(3,400)	(89)
Hanesbrands Inc	(13,591)	(202)
Harley-Davidson Inc, Cl A	(9,077)	(358)
Hasbro Inc	(4,110)	(337)
Helen of Troy Ltd *	(864)	(169)
Hilton Grand Vacations Inc *	(1,700)	(88)
Hilton Worldwide Holdings Inc *	(6,211)	(942)
Home Depot Inc/The	(11,579)	(3,466)
Houghton Mifflin Harcourt Co *	(3,700)	(78)
Hyatt Hotels Corp, Cl A *	(900)	(86)
Installed Building Products Inc	(478)	(40)
International Game Technology PLC	(1,900)	(47)
iRobot *	(647)	(41)
Jack in the Box Inc	(613)	(57)
KB Home	(2,735)	(89)
Kohl's Corp	(1,500)	(91)
Kontoor Brands Inc	(2,300)	(95)
Las Vegas Sands Corp *	(6,459)	(251)
La-Z-Boy Inc, Cl Z	(1,777)	(47)
LCI Industries	(1,212)	(126)
Lear Corp	(3,364)	(480)
Leggett & Platt Inc	(4,576)	(159)
Lennar Corp, Cl A	(10,301)	(836)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Lennar Corp, Cl B	(600)	$(41)
LGI Homes Inc *	(672)	(66)
Lithia Motors Inc, Cl A	(200)	(60)
LKQ Corp	(2,705)	(123)
Lowe's Cos Inc	(7,596)	(1,536)
Lululemon Athletica Inc *	(4,082)	(1,491)
M/I Homes Inc *	(738)	(33)
Macy's Inc	(2,700)	(66)
Malibu Boats Inc, Cl A *	(400)	(23)
Marriott International Inc/MD, Cl A *	(6,141)	(1,079)
Marriott Vacations Worldwide Corp	(1,070)	(169)
Mattel Inc *	(13,869)	(308)
McDonald's Corp	(16,494)	(4,079)
MDC Holdings Inc	(2,385)	(90)
Meritage Homes Corp *	(1,303)	(103)
MGM Resorts International	(9,487)	(398)
Mohawk Industries Inc *	(1,666)	(207)
Murphy USA Inc	(300)	(60)
National Vision Holdings *	(900)	(39)
Newell Brands Inc, Cl B	(13,037)	(279)
NIKE Inc, Cl B	(46,211)	(6,218)
Nordstrom Inc	(1,500)	(41)
Norwegian Cruise Line Holdings Ltd *	(7,738)	(169)
NVR Inc *	(117)	(523)
O'Reilly Automotive Inc *	(662)	(453)
Oxford Industries Inc, Cl A	(500)	(45)
Papa John's International Inc, Cl A	(538)	(57)
Patrick Industries Inc	(1,000)	(60)
Peloton Interactive Inc, Cl A *	(7,861)	(208)
Penn National Gaming Inc *	(3,039)	(129)
Penske Automotive Group Inc, Cl A	(600)	(56)
Planet Fitness Inc, Cl A *	(1,799)	(152)
Polaris Inc	(1,713)	(180)
Pool Corp	(390)	(165)
PulteGroup Inc	(8,136)	(341)
PVH Corp	(2,163)	(166)
QuantumScape, Cl A *	(11,900)	(238)
Ralph Lauren Corp, Cl A	(1,650)	(187)
Red Rock Resorts Inc, Cl A	(1,200)	(58)
Rent-A-Center Inc/TX	(900)	(23)
RH *	(160)	(52)
Rivian Automotive, Cl A *	(6,800)	(342)
Ross Stores Inc	(4,067)	(368)
Royal Caribbean Cruises Ltd *	(4,653)	(390)
Scientific Games Corp, Cl A *	(1,862)	(109)
SeaWorld Entertainment Inc *	(900)	(67)
Service Corp International/US	(3,326)	(219)
Shake Shack Inc, Cl A *	(500)	(34)
Signet Jewelers Ltd	(600)	(44)
Six Flags Entertainment Corp *	(1,806)	(79)
Skechers USA Inc, Cl A *	(4,708)	(192)
Skyline Champion Corp *	(1,650)	(91)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Smith & Wesson Brands Inc	(2,099)	$(32)
Sonos Inc *	(4,696)	(132)
Standard Motor Products Inc	(1,195)	(52)
Starbucks Corp	(25,605)	(2,329)
Steven Madden Ltd	(2,300)	(89)
Stoneridge Inc *	(1,630)	(34)
Stride Inc *	(400)	(15)
Sturm Ruger & Co Inc	(399)	(28)
Tapestry Inc	(9,126)	(339)
Target Corp, Cl A	(5,523)	(1,172)
Taylor Morrison Home Corp, Cl A *	(3,441)	(94)
Tempur Sealy International Inc	(7,944)	(222)
Tenneco Inc, Cl A *	(2,537)	(46)
Terminix Global Holdings Inc *	(2,643)	(121)
Tesla Inc *	(7,843)	(8,452)
Texas Roadhouse Inc, Cl A	(1,128)	(94)
Thor Industries Inc	(2,425)	(191)
TJX Cos Inc/The	(13,575)	(822)
Toll Brothers Inc	(3,549)	(167)
TopBuild Corp *	(982)	(178)
Tractor Supply Co	(1,117)	(261)
Travel + Leisure Co	(2,239)	(130)
Tri Pointe Homes Inc *	(3,820)	(77)
Tupperware Brands Corp *	(1,800)	(35)
Ulta Beauty Inc *	(488)	(194)
Under Armour Inc, Cl A *	(7,025)	(120)
Under Armour Inc, Cl C *	(6,179)	(96)
Vail Resorts Inc	(847)	(220)
VF Corp	(11,542)	(656)
Victoria's Secret & Co *	(660)	(34)
Vista Outdoor Inc *	(2,340)	(83)
Visteon Corp *	(1,422)	(155)
Wayfair Inc, Cl A *	(576)	(64)
Wendy's Co/The	(4,028)	(88)
Whirlpool Corp	(1,865)	(322)
Williams-Sonoma Inc	(629)	(91)
Wingstop Inc, Cl A	(600)	(70)
Winnebago Industries	(1,503)	(81)
Wolverine World Wide Inc	(2,146)	(48)
Wyndham Hotels & Resorts Inc	(2,096)	(177)
Wynn Resorts Ltd *	(1,949)	(155)
XPEL Inc *	(600)	(32)
YETI Holdings Inc *	(2,769)	(166)
Yum China Holdings Inc	(7,982)	(332)
Yum! Brands Inc	(6,598)	(782)

		(78,145)

Health Care — 0.0%
Azenta	(500)	(41)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Information Technology — (2.4)%
Advanced Micro Devices Inc *	(7,366)	$(805)
Amphenol Corp, Cl A	(2,884)	(217)
Analog Devices Inc	(2,410)	(398)
Apple Inc	(41,364)	(7,223)
Applied Materials Inc	(4,232)	(558)
Arista Networks Inc *	(1,136)	(158)
Arrow Electronics Inc, Cl A *	(602)	(71)
Broadcom Inc	(1,822)	(1,147)
CDW Corp/DE	(805)	(144)
Ciena Corp *	(1,100)	(67)
Cisco Systems Inc/Delaware	(21,247)	(1,185)
Cognex Corp	(1,068)	(82)
Corning Inc, Cl B	(3,802)	(140)
Dell Technologies Inc, Cl C	(1,424)	(71)
Enphase Energy Inc *	(429)	(87)
Entegris Inc	(600)	(79)
F5 Inc, Cl A *	(397)	(83)
First Solar Inc *	(500)	(42)
Hewlett Packard Enterprise Co	(6,754)	(113)
HP Inc	(5,155)	(187)
II-VI Inc *	(482)	(35)
Intel Corp	(20,853)	(1,033)
Jabil Inc	(722)	(45)
Juniper Networks Inc	(2,800)	(104)
Keysight Technologies Inc *	(853)	(135)
KLA Corp	(622)	(228)
Lam Research Corp	(628)	(338)
Lattice Semiconductor Corp *	(900)	(55)
Lumentum Holdings Inc *	(500)	(49)
Marvell Technology	(3,295)	(236)
Microchip Technology Inc	(2,186)	(164)
Micron Technology Inc	(5,249)	(409)
MKS Instruments Inc	(476)	(71)
Monolithic Power Systems Inc	(212)	(103)
Motorola Solutions Inc	(657)	(159)
NetApp Inc	(954)	(79)
NVIDIA Corp	(10,992)	(2,999)
NXP Semiconductors NV	(1,100)	(204)
ON Semiconductor Corp *	(1,723)	(108)
Pure Storage Inc, Cl A *	(1,188)	(42)
Qorvo Inc *	(461)	(57)
QUALCOMM Inc	(5,120)	(782)
Skyworks Solutions Inc	(700)	(93)
Super Micro Computer Inc *	(1,052)	(40)
Synaptics Inc *	(300)	(60)
TD SYNNEX	(500)	(52)
Teledyne Technologies Inc *	(200)	(95)
Teradyne Inc	(729)	(86)
Texas Instruments Inc	(4,607)	(845)
Trimble Inc *	(1,024)	(74)
Universal Display Corp	(154)	(26)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Western Digital Corp *	(1,486)	$(74)
Wolfspeed *	(600)	(68)
Zebra Technologies Corp, Cl A *	(231)	(96)

		(21,901)

Materials — (1.7)%
Air Products and Chemicals Inc	(2,814)	(703)
Albemarle Corp	(1,462)	(323)
Alcoa Corp	(2,800)	(252)
Allegheny Technologies Inc *	(2,800)	(75)
AptarGroup Inc	(900)	(106)
Arconic *	(1,800)	(46)
Ashland Global Holdings Inc	(900)	(89)
Avery Dennison Corp	(1,028)	(179)
Avient Corp	(1,300)	(62)
Axalta Coating Systems Ltd *	(2,527)	(62)
Ball Corp	(4,004)	(360)
Berry Global Group Inc *	(2,102)	(122)
Cabot Corp	(900)	(62)
Celanese Corp, Cl A	(1,372)	(196)
CF Industries Holdings Inc	(3,241)	(334)
Chemours Co/The	(2,300)	(72)
Cleveland-Cliffs Inc *	(5,000)	(161)
Commercial Metals Co, Cl A	(1,331)	(55)
Compass Minerals International, Cl A	(1,000)	(63)
Constellium, Cl A *	(3,000)	(54)
Corteva Inc	(8,328)	(479)
Crown Holdings Inc	(1,663)	(208)
Dow Inc	(10,284)	(655)
DuPont de Nemours Inc	(7,793)	(573)
Eagle Materials Inc	(500)	(64)
Eastman Chemical Co	(1,391)	(156)
Ecolab Inc	(3,121)	(551)
Element Solutions Inc	(4,200)	(92)
FMC Corp	(1,933)	(254)
Freeport-McMoRan Inc, Cl B	(18,997)	(945)
Graphic Packaging Holding Co	(2,560)	(51)
HB Fuller Co	(900)	(59)
Hecla Mining Co	(10,500)	(69)
Huntsman Corp	(4,031)	(151)
Innospec Inc	(1,200)	(111)
International Flavors & Fragrances Inc	(3,007)	(395)
International Paper Co	(4,993)	(230)
Livent Corp *	(2,100)	(55)
Louisiana-Pacific Corp	(1,126)	(70)
LyondellBasell Industries NV, Cl A	(5,315)	(547)
Martin Marietta Materials Inc, Cl A	(873)	(336)
Minerals Technologies Inc	(1,800)	(119)
Mosaic Co/The	(5,139)	(342)
MP Materials *	(400)	(23)
Newmont Corp	(9,915)	(788)
Nucor Corp	(3,665)	(545)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
O-I Glass Inc, Cl I *	(5,300)	$(70)
Olin Corp	(2,100)	(110)
Packaging Corp of America	(1,302)	(203)
PPG Industries Inc	(2,962)	(388)
Reliance Steel & Aluminum Co	(1,019)	(187)
Royal Gold Inc, Cl A	(900)	(127)
RPM International Inc	(2,028)	(165)
Scotts Miracle-Gro Co/The, Cl A	(600)	(74)
Sealed Air Corp	(1,552)	(104)
Sherwin-Williams Co/The, Cl A	(3,312)	(827)
Silgan Holdings Inc	(2,100)	(97)
Sonoco Products Co	(512)	(32)
Southern Copper Corp	(1,175)	(89)
Steel Dynamics Inc	(2,754)	(230)
Summit Materials Inc, Cl A *	(1,600)	(50)
SunCoke Energy Inc	(17,800)	(159)
Tronox Holdings	(2,500)	(50)
United States Steel Corp	(3,100)	(117)
Valvoline Inc	(3,600)	(114)
Vulcan Materials Co	(2,121)	(390)
Westlake	(1,000)	(123)
Westrock Co	(3,254)	(153)

		(15,103)

Total Common Stock Sold Short
(Proceeds $100,925) ($ Thousands)		(120,292)

FOREIGN COMMON STOCK SOLD SHORT— (0.3)%
United Kingdom — (0.3)%
Adient PLC *	(4,918)	(201)
Amcor PLC	(22,368)	(253)
Aptiv PLC *	(15,062)	(1,803)

		(2,257)

Total Foreign Common Stock Sold Short
(Proceeds $2,277) ($ Thousands)		(2,257)

Total Investments Sold Short — (13.6)%
(Proceeds $103,202) ($ Thousands)		$(122,549)

	Contracts
PURCHASED OPTIONS* — 0.3%
Total Purchased Options (G)
(Cost $2,604) ($ Thousands)	274	$2,355

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS* — (0.2)%
Total Written Options (G)
(Premiums Received $1,746) ($ Thousands)	(290)	$(1,377)

A list of open exchange traded options contracts for the Fund at March 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.3%
Put Options
June 2022, Crude Oil IPE Future*	16	$1	$110.00	4/16/2022	$114

Call Options
June 2022, Crude Oil Future Option*	215	16	100.00	5/21/2022	1,621
June 2022, Crude Oil IPE Future*	43	6	100.00	4/16/2022	620

		22			2,241

Total Purchased Options		23			$2,355
WRITTEN OPTIONS — (0.2)%
Put Options
June 2022, Crude Oil IPE Future*	(32)	$(2)	105.00	04/16/22	$(178)

Call Options
June 2022, Crude Oil Future Option *	(215)	(8)	110.00	05/21/22	(922)
June 2022, Crude Oil IPE Future*	(43)	$(3)	110.00	04/16/22	(277)

Total Written Options		(13)			$(1,377)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
RBOB GASOLINE FT ^	15	May-2022	$2,043	$1,985	$(58)
Brent Crude^	109	Jun-2022	11,940	11,198	(742)
Coffee C^	1	Jul-2022	84	85	1
Coffee C^	8	May-2022	673	679	6
Coffee C^	20	May-2022	1,884	1,698	(186)
Copper^	8	May-2022	952	950	(2)
Copper^	6	Dec-2022	676	712	36
Copper^	40	May-2022	4,584	4,751	167
Corn^	116	May-2022	3,798	4,343	544
Cotton No. 2^	12	May-2022	745	814	69
Cotton No. 2^	22	Jul-2022	1,284	1,453	168
Euro-Bob	140	Jun-2022	20,042	20,073	99
Gasoline^	23	May-2022	3,121	3,044	(78)
Gold^	59	Jul-2022	11,792	11,529	(263)
Heating Oil^	12	May-2022	1,382	1,694	312
KC HRW Wheat^	26	May-2022	1,086	1,339	253
KC HRW Wheat^	1	May-2022	54	51	(3)
Lean Hogs^	19	Jun-2022	869	917	48
Lean Hogs^	44	Jun-2022	2,128	2,123	(5)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Live Cattle^	20	Jul-2022	$1,099	$1,097	$(2)
LME Lead^	28	Apr-2022	1,643	1,695	52
LME Lead^	6	Jun-2022	364	363	–
LME Nickel^	14	Apr-2022	3,101	2,698	(403)
LME Primary Aluminum^	36	Apr-2022	3,084	3,135	52
LME Primary Aluminum^	16	Jun-2022	1,255	1,397	142
LME Zinc^	5	Apr-2022	471	527	56
Low Sulphur Gasoil^	69	May-2022	5,382	6,955	1,573
Natural Gas^	173	Apr-2022	7,631	9,761	2,129
NY Harbor ULSD^	8	May-2022	1,285	1,129	(156)
Platinum^	7	Jul-2022	358	348	(9)
Red Wheat^	8	May-2022	429	432	3
Silver^	27	May-2022	3,181	3,393	212
Soybean^	9	Nov-2022	652	639	(13)
Soybean^	51	May-2022	4,057	4,127	69
Soybean Meal^	21	Dec-2022	877	864	(13)
Soybean Meal^	56	May-2022	2,547	2,618	71
Soybean Meal^	29	May-2022	1,380	1,356	(24)
Soybean Oil^	56	May-2022	2,199	2,350	151
Soybean Oil^	60	May-2022	2,622	2,518	(104)
Sugar No. 11^	220	May-2022	4,626	4,802	176
U.S. 5-Year Treasury Note	136	Jul-2022	16,019	15,597	(421)
Ultra 10-Year U.S. Treasury Note	61	Jun-2022	8,274	8,264	(10)
Wheat^	39	May-2022	1,629	1,962	332
Wheat^	13	May-2022	716	654	(62)
WTI Crude Oil^	42	Apr-2022	3,827	4,212	385
			147,845	152,331	4,552
Short Contracts
Corn^	(11)	Jul-2022	$(400)	$(403)	$(3)
Corn^	(64)	May-2022	(2,346)	(2,396)	(50)
Feeder Cattle^	(32)	May-2022	(2,680)	(2,665)	16
Live Cattle^	(4)	Sep-2022	(220)	(221)	(1)
Live Cattle^	(27)	Jul-2022	(1,481)	(1,481)	–
LME Lead^	(5)	May-2022	(280)	(303)	(23)
LME Primary Aluminum^	(3)	May-2022	(196)	(262)	(66)
LME Zinc^	(4)	Jun-2022	(366)	(419)	(53)
LME Zinc^	(16)	May-2022	(1,442)	(1,681)	(239)
MSCI EAFE Index	(127)	Jun-2022	(12,829)	(13,617)	(788)
NYMEX Cocoa^	(83)	May-2022	(2,124)	(2,200)	(76)
Palladium^	(5)	Jul-2022	(1,247)	(1,128)	120
Platinum^	(28)	Jul-2022	(1,477)	(1,394)	83
S&P 500 Index E-MINI	(125)	Jun-2022	(26,221)	(28,317)	(2,096)
Silver^	(7)	May-2022	(818)	(880)	(62)
Soybean^	(12)	May-2022	(994)	(971)	23
Soybean Meal^	(5)	Jul-2022	(226)	(230)	(4)
Soybean Oil^	(5)	Jul-2022	(195)	(206)	(11)
Sugar No. 11^	(8)	Jul-2022	(171)	(173)	(2)
U.S. 2-Year Treasury Note	(149)	Jul-2022	(31,954)	(31,576)	378
U.S. Ultra Long Treasury Bond	(23)	Jun-2022	(4,213)	(4,074)	139
WTI Crude Oil^	(2)	Apr-2022	(217)	(201)	17
WTI Crude Oil^	(4)	May-2022	(438)	(394)	44
			(92,535)	(95,192)	(2,654)
			$55,310	$57,139	$1,898

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/22/22	USD	2,241	CAD	2,849	$41
Brown Brothers Harriman	04/22/22	CAD	1,194	USD	935	(21)
Brown Brothers Harriman	04/28/22	USD	145	AUD	205	9
Brown Brothers Harriman	04/28/22	AUD	1,116	USD	819	(19)
Brown Brothers Harriman	05/12/22	USD	7	EUR	6	—
Brown Brothers Harriman	05/12/22	USD	5	EUR	4	—
Brown Brothers Harriman	05/12/22	EUR	111	USD	128	4
Citigroup	04/28/22	USD	2,171	AUD	2,994	78
Citigroup	04/28/22	AUD	11,683	USD	8,250	(525)
Goldman Sachs	06/16/22	MYR	5,201	USD	1,225	(12)
Morgan Stanley	04/22/22	CAD	12,283	USD	9,660	(173)
Morgan Stanley	05/12/22	EUR	3,201	USD	3,664	97
						$(521)

A list of the open OTC swap agreements held by the Fund at March 31, 2022 is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	$(32)	$(8)	$(3)	$(5)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(101)	(25)	(12)	(13)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(192)	(46)	(23)	(23)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(19)	(5)	(2)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(31)	(7)	(4)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(85)	(21)	(10)	(11)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(43)	(10)	(5)	(5)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(27)	(6)	(3)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(32)	(8)	(4)	(4)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(416)	(102)	(29)	(73)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(250)	(61)	(15)	(46)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(40)	(10)	(2)	(8)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(1,045)	(254)	(66)	(188)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(217)	(53)	(13)	(40)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	(777)	(189)	(45)	(144)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(108)	(26)	(12)	(14)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(44)	(11)	(4)	(7)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(57)	(14)	(7)	(7)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(89)	(22)	(9)	(13)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(89)	(22)	(9)	(13)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(63)	(15)	(7)	(8)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(44)	(11)	(5)	(6)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
CGG	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(32)	(8)	(4)	(4)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(17)	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(315)	(77)	(41)	(36)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(192)	(47)	(18)	(29)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(167)	(41)	(20)	(21)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(481)	(117)	(56)	(61)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	$(62)	$(15)	$(6)	$(9)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(31)	(7)	(3)	(4)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(31)	(7)	(3)	(4)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(15)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(186)	(45)	(15)	(30)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(264)	(64)	(41)	(23)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(189)	(46)	(29)	(17)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(212)	(52)	(21)	(31)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(107)	(26)	(12)	(14)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(5)	(1)	(1)	—
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	(47)	(11)	(4)	(7)
Credit Suisse	CMBX-A-.6	2.00%	Monthly	05/11/2063	(1,211)	(97)	(25)	(72)
						(1,610)	$(598)	(1,012)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited^	MACQUARIE COMMODITY PRODUCT 251E	0.34%	MACQUARIE COMMODITY PRODUCT 251E	Monthly	04/05/2022	USD	(4,083)	$(80)	$–	$(80)
Macquarie Bank Limited^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/13/2022	USD	(5,956)	(369)	–	(369)
Merrill Lynch^	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	3-Month U.S. Treasury rate plus 16 BPS	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	Monthly	04/05/2022	USD	(11,378)	(275)	–	(275)
Merrill Lynch^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/13/2022	USD	(28,315)	(1,756)	–	(1,756)
Merrill Lynch^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 12 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/13/2022	USD	(4,152)	(186)	–	(186)
Merrill Lynch^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/13/2022	USD	5,948	(123)	–	(123)
Societe Generale^	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	Monthly	04/05/2022	USD	(5,630)	(29)	–	(29)
Societe Generale^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	04/13/2022	USD	(11,596)	239	–	239
Societe Generale^	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	04/13/2022	USD	(2,937)	70	–	70
								$(2,509)	$–	$(2,509)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S37.V1 5-Year	5.00%	Quarterly	12/20/2026	$7,130	$(453)	$(442)	$(11)
CDX.NA.HY.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	79,410	(1,284)	(1,120)	(164)
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	4,390	(244)	(209)	(35)
China	1.00%	Quarterly	06/20/2027	21,400	(414)	(408)	(6)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Malaysia	1.00%	Quarterly	12/20/2026	$39,000	$(696)	$(862)	$166
Open	1.00%	Quarterly	12/20/2026	79,410	(1,532)	(1,669)	137
					$(4,623)	$(4,710)	$87

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S37.V1 5-Year	1.00%	Quarterly	12/20/2026	$(79,410)	$1,373	$1,224	$149
CDX.NA.HY.S37.V1 5-Year	5.00%	Quarterly	12/20/2026	(2,000)	127	74	53
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	12/20/2026	(5,130)	326	287	39
					$1,826	$1,585	$241

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH USD - LIBOR	1.99%	Quarterly	04/21/2025	USD	2,760	$48	$–	$48
2.31%	3 MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,820	23	–	23
3-MONTH USD - LIBOR	2.49%	Quarterly	06/09/2025	USD	1,710	6	–	6
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	2,717	24	–	24
3-MONTH USD - LIBOR	1.60%	Quarterly	10/25/2026	USD	6,110	238	–	238
3-MONTH USD - LIBOR	1.66%	Quarterly	11/08/2026	USD	1,490	54	–	54
3-MONTH USD - LIBOR	1.67%	Quarterly	11/09/2026	USD	1,490	53	–	53
USD @ 3.146%	USD CPI	Annually	01/15/2027	USD	6,000	611	–	611
3-MONTH USD - LIBOR	2.44%	Quarterly	04/04/2027	USD	10,400	23	–	23
3-MONTH USD - LIBOR	0.5575%	Quarterly	06/05/2027	USD	15,800	1,470	–	1,470
3-MONTH USD - LIBOR	2.3545%	Quarterly	07/12/2027	USD	1,075	6	–	6
3-MONTH USD - LIBOR	2.1495%	Quarterly	06/04/2029	USD	4,220	73	–	73
3-MONTH USD - LIBOR	1.593%	Quarterly	09/27/2029	USD	2,230	126	–	126
3 MONTH USD- LIBOR	1.6165%	Quarterly	05/21/2031	USD	18,720	1,161	–	1,161
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,190	(33)	–	(33)
						3,883	–	3,883

A list of the open reverse repurchase agreements held by the Fund at March 31, 2022 is as follows:

Principal Amount ($ Thousands)	Counterparty	Pay Rate	Value ($ Thousands)
$(11,612)	Chase Securities	0.11%	$(11,612)
(21,483)	Chase Securities	0.11%	(21,483)
(29,388)	Chase Securities	0.12%	(29,388)
(38,519)	Chase Securities	0.32%	(38,519)
(14,874)	Chase Securities	0.35%	(14,874)
(25,450)	Chase Securities	0.36%	(25,450)
			$(141,326)

Percentages are based on Net Assets of $903,776 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2022.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Zero coupon security.
(B)	Interest rate represents the security's effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $92,044 ($ Thousands), representing 10.2% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	Refer to table below for details on Options Contracts.
(H)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(I)	Security, or portion thereof, has been pledged as collateral on Reverse Repurchase Agreements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Inflation Managed Fund (Concluded)

AUD — Australian Dollar
BPs— Basis Points
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
DN— Discount Note
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HRW— Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LME — London Metal Exchange
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MYR — Malaysian Ringgit
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
PLN — Polish Zloty
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
ULC — Unlimited Liability Company

ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar
WTI — West Texas Intermediate

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	551,047	–	551,047
Common Stock	280,808	–	–	280,808
Corporate Obligations	–	87,813	–	87,813
Mortgage-Backed Securities	–	55,522	–	55,522
U.S. Government Agency Obligations	–	31,543	–	31,543
Asset-Backed Securities	–	28,965	–	28,965
Foreign Common Stock	2,985	–	–	2,985
Sovereign Debt	–	2,243	–	2,243
Municipal Bonds	–	1,480	–	1,480
Total Investments in Securities	283,793	758,613	–	1,042,406
Securities Sold Short
Common Stock	(120,292)	–	–	(120,292)
Foreign Common Stock	(2,257)	–	–	(2,257)
Total Securities Sold Short	(122,549)	–	–	(122,549)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2,355	–	–	2,355
Written Options	(1,377)	–	–	(1,377)
Futures Contracts*
Unrealized Appreciation	7,926	–	–	7,926
Unrealized Depreciation	(6,028)	–	–	(6,028)
Forwards Contracts*
Unrealized Appreciation	–	229	–	229
Unrealized Depreciation	–	(750)	–	(750)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,012)	–	(1,012)
Total Return Swaps*
Unrealized Appreciation	–	309	–	309
Unrealized Depreciation	–	(2,818)	–	(2,818)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,916	–	3,916
Unrealized Depreciation	–	(33)	–	(33)
Credit Default Swaps*
Unrealized Appreciation	–	544	–	544
Unrealized Depreciation	–	(216)	–	(216)
Reverse Repurchase Agreements	–	(141,326)	–	(141,326)
Total Other Financial Instruments	2,876	(141,157)	–	(138,281)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 31.3%
AT&T
0.350%, 04/12/2022 (A)(B)	$13,100	$13,097
Aviation Capital Group
0.950%, 04/01/2022 (A)(B)	12,950	12,950
Canadian Natural Resources
0.000%, 04/25/2022 (A)(B)	13,000	12,991
Centennial Energy Holdings
0.801%, 04/01/2022 (A)(B)	5,200	5,200
0.500%, 04/07/2022 (A)(B)	4,800	4,799
Cigna
0.751%, 04/22/2022 (A)(B)	12,900	12,894
Crown Castle International
1.301%, 04/26/2022 (A)(B)	10,000	9,993
0.701%, 04/06/2022 (A)(B)	2,900	2,900
Enbridge US
0.981%, 04/12/2022 (A)(B)	6,100	6,098
0.801%, 04/13/2022 (A)(B)	5,900	5,898
Energy Transfer
0.950%, 04/07/2022 (B)	10,050	10,049
Fortive
0.920%, 04/05/2022 (A)(B)	12,000	11,999
General Motors Financial
0.850%, 04/04/2022 (A)(B)	10,000	9,999
Harley-Davidson Financial Services
1.706%, 04/05/2022 (A)(B)	8,000	7,999
International Flavors & Fragrances
1.301%, 04/14/2022 (A)(B)	7,750	7,748
Jabil
0.750%, 04/01/2022 (A)(B)	13,000	13,000
National Fuel Gas
1.051%, 04/08/2022 (B)	6,500	6,499
Nutrien
0.550%, 04/08/2022 (A)(B)	13,000	12,998
Parker-Hannifin
0.751%, 04/05/2022 (A)(B)	11,000	10,999
0.601%, 04/19/2022 (A)(B)	1,900	1,900
Rogers Communications
1.020%, 04/07/2022 (A)(B)	12,750	12,749
Viatris
1.101%, 04/01/2022 (A)(B)	12,550	12,550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Walgreens Boots Alliance
1.051%, 05/13/2022 (A)(B)	$13,100	$13,083
Total Commercial Paper
(Cost $218,389) ($ Thousands)		218,392

	Shares
EXCHANGE TRADED FUNDS — 8.5%
Italy — 0.0%
Lyxor FTSE MIB UCITS ETF	4,800	130
United States — 8.5%
Energy Select Sector SPDR Fund	12,731	973
Financial Select Sector SPDR Fund	6,381	245
Industrial Select Sector SPDR Fund	2,532	261
Invesco QQQ Trust Series, Ser 1	3,900	1,414
iShares China Large-Cap ETF	3,744	120
iShares Core S&P 500 ETF	67,415	30,585
Materials Select Sector SPDR Fund	9,217	812
SPDR S&P Homebuilders ETF	2,335	148
Vanguard Health Care ETF	1,013	258
Vanguard Intermediate-Term Corporate Bond ETF	7,891	679
Vanguard Long-Term Corporate Bond ETF	36,730	3,440
Vanguard S&P 500 ETF	45,998	19,097
Vanguard Small-Capital ETF	1,706	363
WisdomTree Japan Hedged Equity Fund	3,982	255
Xtrackers Harvest CSI 300 China A-Shares ETF	6,905	228

Total Exchange Traded Funds
(Cost $39,584) ($ Thousands)		59,008

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	422	558
3.625%, 04/15/2028	234	297
3.375%, 04/15/2032	76	107
2.500%, 01/15/2029	260	316
2.375%, 01/15/2025	480	533
2.375%, 01/15/2027	259	300
2.125%, 02/15/2040	128	181
2.125%, 02/15/2041	228	322
2.000%, 01/15/2026	124	139
1.750%, 01/15/2028	350	401
1.375%, 02/15/2044	434	556
1.000%, 02/15/2046	224	272
1.000%, 02/15/2048	209	260
1.000%, 02/15/2049	163	204
0.875%, 01/15/2029	447	493
0.875%, 02/15/2047	254	303
0.750%, 07/15/2028	529	579

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 02/15/2042		$284	$324
0.750%, 02/15/2045		421	482
0.625%, 01/15/2024		1,180	1,241
0.625%, 01/15/2026		521	555
0.625%, 02/15/2043		283	315
0.500%, 04/15/2024		439	462
0.500%, 01/15/2028		682	730
0.375%, 07/15/2023		1,259	1,321
0.375%, 07/15/2025		703	744
0.375%, 01/15/2027		597	633
0.375%, 07/15/2027		655	698
0.250%, 01/15/2025		818	858
0.250%, 07/15/2029		590	630
0.250%, 02/15/2050		269	283
0.125%, 07/15/2024		277	291
0.125%, 10/15/2024		903	945
0.125%, 04/15/2025		732	765
0.125%, 10/15/2025		622	651
0.125%, 10/15/2025		4	4
0.125%, 04/15/2026		283	296
0.125%, 07/15/2026		647	680
0.125%, 10/15/2026		608	639
0.125%, 01/15/2030		734	774
0.125%, 07/15/2030		691	732
0.125%, 01/15/2031		754	798
0.125%, 07/15/2031		700	745
0.125%, 01/15/2032		570	607
0.125%, 02/15/2051		267	273
0.125%, 02/15/2052		161	167

Total U.S. Treasury Obligations
(Cost $22,735) ($ Thousands)			23,464

SOVEREIGN DEBT — 3.0%

Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,358,328	11,707
0.100%, 03/10/2027		1,085,946	9,543

Total Sovereign Debt
(Cost $23,571) ($ Thousands)			21,250

U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%
FHLB
1.375%, 02/17/2023		$12,910	12,885

Total U.S. Government Agency Obligation
(Cost $13,038) ($ Thousands)			12,885

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.1%
Canada — 0.1%
Bank of Nova Scotia	783	$56
BCE Inc	1,071	60
Canadian Pacific Railway	1,591	131
Enbridge	2,604	120
Kinross Gold	10,609	62
Yamana Gold	22,323	125
		554

United States — 1.0%
Communication Services — 0.1%
Meta Platforms Inc, Cl A *	426	95
Walt Disney Co/The *	1,122	154
World Wrestling Entertainment Inc, Cl A	6,681	417
		666
Consumer Discretionary — 0.2%
Advance Auto Parts Inc	277	57
Amazon.com Inc, Cl A *	57	186
Caesars Entertainment Inc *	1,744	135
Carnival Corp *	7,276	147
Hanesbrands Inc	7,241	108
MGM Resorts International	9,936	417
Newell Brands Inc, Cl B	2,442	52
Norwegian Cruise Line Holdings Ltd *	13,996	306
		1,408
Consumer Staples — 0.1%
Altria Group Inc	1,095	57
Archer-Daniels-Midland Co	720	65
Church & Dwight Co Inc	596	59
Constellation Brands Inc, Cl A	536	123
Hormel Foods Corp	1,145	59
Kellogg Co	909	59
Keurig Dr Pepper Inc	1,497	57
Kimberly-Clark Corp	891	110
Philip Morris International Inc	564	53
Pilgrim's Pride Corp *	2,363	59
		701
Energy — 0.0%
Chevron Corp	375	61
Exxon Mobil Corp	1,436	118
HF Sinclair Corp	1,874	75
Magellan Midstream Partners (C)	2,358	116
TC Energy	1,051	59
		429
Financials — 0.1%
Aflac Inc	961	62
Allstate Corp/The	467	65
Berkshire Hathaway Inc, Cl B *	179	63
Cboe Global Markets Inc	975	111
Intercontinental Exchange Inc	445	59
OneMain Holdings Inc, Cl A	1,196	57

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starwood Property Trust Inc ‡	2,420	$58
		475
Health Care — 0.0%
Alcon	753	60
AmerisourceBergen Corp, Cl A	404	62
Avantor Inc *	1,658	56
Baxter International Inc	678	53
Bristol-Myers Squibb Co	840	61
McKesson Corp	211	65
Viatris Inc, Cl W *	316	3
		360
Industrials — 0.1%
AGCO Corp	450	66
CH Robinson Worldwide Inc	562	60
Delta Air Lines Inc, Cl A *	1,243	49
Fortive Corp	1,801	110
Illinois Tool Works Inc	270	57
Lockheed Martin Corp	128	56
Masco Corp	2,057	105
Oshkosh Corp	1,052	106
Otis Worldwide Corp	734	56
PACCAR Inc	631	56
		721
Information Technology — 0.1%
Apple Inc	2,508	438
Materials — 0.0%
Agnico Eagle Mines	1,099	67
Corteva Inc	1,127	65
Franco-Nevada	382	61
International Paper Co	1,376	64
		257
Real Estate — 0.1%
Extra Space Storage Inc ‡	298	61
Healthpeak Properties Inc ‡	1,835	63
Iron Mountain Inc ‡	1,145	64
Mid-America Apartment Communities Inc ‡	278	58
Realty Income Corp ‡	875	61
STAG Industrial Inc ‡	2,945	122
STORE Capital Corp ‡	1,891	55
VICI Properties Inc ‡	2,007	57
Vornado Realty Trust ‡	2,684	122
WP Carey Inc ‡	735	59
		722
Utilities — 0.2%
American Electric Power Co Inc	634	63
CenterPoint Energy Inc	2,086	64
Dominion Energy Inc	1,443	123
Duke Energy Corp	574	64
Edison International	1,793	126
Entergy Corp	542	63
Exelon Corp	2,704	129
FirstEnergy Corp	1,387	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	1,981	$63
Pinnacle West Capital Corp	819	64
Public Service Enterprise Group Inc	884	62
Sempra Energy	390	65
Southern Co/The	895	65
Xcel Energy Inc	1,712	123
		1,138
		7,315

Total Common Stock
(Cost $7,227) ($ Thousands)		7,869

Total Investments in Securities — 49.1%
(Cost $324,544) ($ Thousands)		$342,868

	Contracts
PURCHASED OPTION* — 0.0%
Total Purchased Option (D)
(Cost $69) ($ Thousands)	199	$299

WRITTEN OPTION* — (0.0)%
Total Written Option (D)
(Premiums Received $11) ($ Thousands)	(199)	$(51)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options held by the Fund at March 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
QQQ US 05/20/22 C360 Long*	199	$69	$433.00	5/21/2022	$299

Total Purchased Option		$69			$299
WRITTEN OPTION — (0.0)%
Call Options
QQQ US 05/20/22 C390 Short*	(199)	$(11)	390.00	05/21/22	$(51)

Total Written Option		$(11)			$(51)

†Represents cost.

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	2	Apr-2022	$294	$322	$24
Australian 3-Year Bond	325	Jun-2022	26,155	26,819	(353)
CAC40 10 Euro Index	2	Apr-2022	138	148	8
Canadian 10-Year Bond	55	Jun-2022	5,867	5,749	(227)
DAX Index	2	Jun-2022	759	803	33
Euro STOXX 50	21	Jun-2022	899	893	(9)
FTSE 100 Index	12	Jun-2022	1,184	1,183	(4)
FTSE MIB Index	1	Jun-2022	125	136	9
Hang Seng Index	6	May-2022	840	842	3
IBEX	4	Apr-2022	358	375	11
Long Gilt 10-Year Bond	19	Jul-2022	3,157	3,033	(24)
MSCI EAFE Index	67	Jun-2022	6,782	7,184	402
MSCI Emerging Markets	88	Jun-2022	4,666	4,952	286
MSCI Singapore Index	2	May-2022	50	49	–
NASDAQ 100 Index E-MINI	5	Jun-2022	1,304	1,487	183
NASDAQ 100 Index Micro E-MINI	26	Jun-2022	678	773	95
Nikkei 225 Index	27	Jun-2022	573	619	75
OMX Stockholm 30	38	Apr-2022	859	850	(18)
OMX Stockholm 30	25	Apr-2022	532	559	10
Russell 2000 Index E-MINI	11	Jun-2022	1,066	1,137	71
S&P 500 Index E-MINI	9	Jun-2022	1,874	2,039	165
S&P Mid Cap 400 Index E-MINI	11	Jun-2022	2,833	2,958	125
S&P TSX 60 Index	5	Jun-2022	1,005	1,054	26
SPI 200 Index	6	Jun-2022	769	842	46
U.S. 2-Year Treasury Note	248	Jul-2022	53,247	52,557	(690)
U.S. 5-Year Treasury Note	152	Jul-2022	17,877	17,433	(444)
U.S. 10-Year Treasury Note	92	Jun-2022	11,628	11,305	(323)
U.S. Ultra Long Treasury Bond	1	Jun-2022	182	177	(5)
			145,701	146,278	(525)
Short Contracts
Euro STOXX 50	(7)	Jun-2022	$(279)	$(298)	$(15)
Japanese 10-Year Bond	(11)	Jun-2022	(14,344)	(13,567)	96
Nikkei 225 Index	(10)	Jun-2022	(1,413)	(1,379)	34
S&P 500 Index E-MINI	(109)	Jun-2022	(23,151)	(24,693)	(1,542)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
SPI 200 Index	(5)	Jun-2022	$(669)	$(702)	$(23)
			(39,856)	(40,639)	(1,450)
			$105,845	$105,639	$(1,975)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/07/22	INR	37,385	USD	491	$(2)
Bank of America	04/28/22	USD	674	JPY	77,869	(32)
Bank of America	04/28/22 - 04/29/22	USD	1,631	TWD	45,637	(34)
Bank of America	04/28/22	USD	1,701	KRW	2,059,666	(3)
Bank of America	04/28/22	TWD	9,231	USD	336	13
Bank of America	04/28/22	PHP	29,354	USD	568	2
Bank of America	04/28/22	PHP	45,944	USD	885	(1)
Bank of America	05/12/22	USD	2,004	EUR	1,814	17
Barclays PLC	04/07/22	USD	770	INR	57,921	(7)
Barclays PLC	04/07/22	INR	16,338	USD	219	4
Barclays PLC	04/28/22	USD	1,114	AUD	1,573	67
Barclays PLC	04/28/22	USD	1,402	KRW	1,666,686	(29)
Barclays PLC	04/28/22	AUD	3,377	USD	2,391	(145)
Barclays PLC	04/28/22	PHP	34,416	USD	656	(7)
Barclays PLC	04/28/22	KRW	996,648	USD	837	15
Barclays PLC	05/25/22	CLP	299	USD	0	—
Barclays PLC	06/10/22	USD	635	NZD	933	12
Barclays PLC	06/16/22	MYR	6,375	USD	1,504	(12)
BNP Paribas	05/12/22	USD	2,114	EUR	1,869	(32)
Brown Brothers Harriman	04/13/22	USD	75	CHF	69	—
Brown Brothers Harriman	04/13/22	USD	481	CHF	440	(2)
Brown Brothers Harriman	04/20/22	EUR	71	USD	78	(1)
Brown Brothers Harriman	04/20/22	CAD	476	USD	380	(1)
Brown Brothers Harriman	04/20/22	USD	477	EUR	429	1
Brown Brothers Harriman	04/20/22 - 04/28/22	USD	244	JPY	29,671	1
Brown Brothers Harriman	04/28/22	USD	421	JPY	48,252	(23)
Brown Brothers Harriman	04/20/22	USD	766	NOK	6,891	22
Brown Brothers Harriman	04/20/22	CHF	774	USD	833	(8)
Brown Brothers Harriman	04/20/22	USD	892	SEK	8,480	19
Brown Brothers Harriman	04/21/22	ZAR	49	USD	3	—
Brown Brothers Harriman	04/21/22	ZAR	47	USD	3	—
Brown Brothers Harriman	04/21/22	USD	469	SGD	632	(2)
Brown Brothers Harriman	04/21/22	SGD	633	USD	470	3
Brown Brothers Harriman	04/21/22	USD	801	ZAR	12,382	44
Brown Brothers Harriman	04/22/22	USD	2	CAD	2	—
Brown Brothers Harriman	04/28/22	AUD	597	USD	449	1
Brown Brothers Harriman	04/28/22	USD	3,025	AUD	4,122	71
Brown Brothers Harriman	05/06/22	CZK	101	USD	4	—
Brown Brothers Harriman	05/06/22	EUR	248	PLN	1,243	22
Brown Brothers Harriman	05/06/22	EUR	268	HUF	99,290	1
Brown Brothers Harriman	05/06/22	USD	318	PLN	1,387	13

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	05/06/22	USD	484	CZK	10,884	$10
Brown Brothers Harriman	05/06/22	USD	418	HUF	141,518	9
Brown Brothers Harriman	05/06/22	USD	735	HUF	232,561	(34)
Brown Brothers Harriman	05/06/22	PLN	1,245	EUR	262	(6)
Brown Brothers Harriman	05/06/22	PLN	1,387	USD	344	13
Brown Brothers Harriman	05/06/22	HUF	99,135	EUR	249	(22)
Brown Brothers Harriman	05/06/22	HUF	103,584	USD	328	16
Brown Brothers Harriman	05/12/22	USD	172	EUR	150	(5)
Brown Brothers Harriman	05/19/22	USD	4	MXN	90	—
Brown Brothers Harriman	06/09/22	USD	447	GBP	342	3
Brown Brothers Harriman	06/10/22	USD	219	NZD	322	5
Brown Brothers Harriman	06/16/22	USD	1,740	THB	57,991	7
Brown Brothers Harriman	06/16/22	THB	14,832	USD	448	1
Brown Brothers Harriman	06/16/22	THB	99,101	USD	2,959	(25)
Brown Brothers Harriman	06/17/22	USD	1	SEK	5	—
Brown Brothers Harriman	06/17/22	USD	344	NOK	3,025	2
Citigroup	05/06/22	USD	1,262	CZK	27,333	(22)
Citigroup	05/12/22	EUR	853	USD	934	(17)
Credit Suisse First Boston	04/20/22	GBP	412	USD	543	1
Credit Suisse First Boston	04/20/22	USD	753	GBP	577	6
Credit Suisse First Boston	04/20/22	NZD	1,067	USD	724	(17)
Credit Suisse First Boston	04/20/22	USD	1,031	JPY	125,771	5
Credit Suisse First Boston	04/28/22	USD	630	JPY	72,353	(33)
Credit Suisse First Boston	04/20/22 - 05/12/22	EUR	2,936	USD	3,249	(21)
Credit Suisse First Boston	04/21/22	USD	564	ZAR	8,527	18
Credit Suisse First Boston	04/22/22	CAD	1,352	USD	1,062	(20)
Credit Suisse First Boston	04/28/22	USD	1,215	AUD	1,647	22
Credit Suisse First Boston	05/06/22	USD	591	PLN	2,540	17
Credit Suisse First Boston	05/06/22	CZK	38,163	USD	1,673	(58)
Credit Suisse First Boston	05/06/22	HUF	188,022	USD	547	(20)
Credit Suisse First Boston	05/18/22	USD	1,037	CNH	6,597	(1)
Credit Suisse First Boston	05/18/22	CNH	3,986	USD	626	—
Credit Suisse First Boston	05/18/22	CNY	4,241	USD	666	(1)
Deutsche Bank	04/07/22	INR	80,669	USD	1,071	7
Deutsche Bank	04/13/22	EUR	798	CHF	824	8
Deutsche Bank	04/13/22 - 05/12/22	USD	1,868	EUR	1,705	31
Deutsche Bank	04/13/22	CHF	1,951	USD	2,113	(8)
Deutsche Bank	04/20/22	USD	634	NOK	5,565	2
Deutsche Bank	04/20/22	EUR	645	USD	710	(8)
Deutsche Bank	04/20/22	NZD	1,431	USD	975	(20)
Deutsche Bank	04/20/22 - 04/22/22	USD	3,711	CAD	4,732	78
Deutsche Bank	04/20/22	JPY	104,039	USD	897	39
Deutsche Bank	04/21/22	ZAR	16,165	USD	1,106	2
Deutsche Bank	04/21/22	ZAR	30,653	USD	2,022	(70)
Deutsche Bank	04/22/22	CAD	1,408	USD	1,125	(2)
Deutsche Bank	04/28/22	USD	580	KRW	720,439	14
Deutsche Bank	04/28/22	USD	902	JPY	103,553	(49)
Deutsche Bank	04/28/22	USD	1,837	IDR	26,535,783	12
Deutsche Bank	04/28/22	USD	1,288	IDR	18,430,953	(4)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/28/22	PHP	21,448	USD	414	$—
Deutsche Bank	04/28/22	KRW	3,322,395	USD	2,710	(28)
Deutsche Bank	04/28/22	IDR	14,417,907	USD	1,000	(5)
Deutsche Bank	05/03/22	USD	1,911	BRL	9,265	20
Deutsche Bank	05/06/22	USD	1,061	CZK	24,077	31
Deutsche Bank	05/06/22	USD	1,362	PLN	5,896	48
Deutsche Bank	05/06/22	PLN	2,105	USD	523	19
Deutsche Bank	05/06/22	CZK	24,038	USD	1,096	6
Deutsche Bank	05/18/22	CNH	8,959	USD	1,401	(7)
Deutsche Bank	05/18/22	CNY	10,718	USD	1,676	(9)
Deutsche Bank	05/25/22	PEN	1,570	USD	415	(6)
Goldman Sachs	04/04/22	USD	3,546	BRL	18,020	242
Goldman Sachs	04/04/22	BRL	8,756	USD	1,705	(135)
Goldman Sachs	04/07/22	USD	1,541	INR	117,890	14
Goldman Sachs	04/07/22	USD	221	INR	16,709	(1)
Goldman Sachs	04/07/22	INR	12,462	USD	164	(1)
Goldman Sachs	04/20/22	USD	547	GBP	413	(3)
Goldman Sachs	04/20/22	USD	711	AUD	956	7
Goldman Sachs	04/20/22 - 04/28/22	USD	883	JPY	106,032	(9)
Goldman Sachs	04/20/22	EUR	920	USD	1,016	(9)
Goldman Sachs	04/20/22	AUD	1,219	USD	898	(18)
Goldman Sachs	04/21/22	USD	3,119	ZAR	46,896	82
Goldman Sachs	04/28/22	USD	754	KRW	903,578	(9)
Goldman Sachs	04/28/22	USD	1,840	IDR	26,315,191	(6)
Goldman Sachs	04/28/22	USD	4,571	PHP	237,720	14
Goldman Sachs	04/28/22	USD	651	PHP	33,578	(4)
Goldman Sachs	04/28/22	PHP	23,226	USD	450	3
Goldman Sachs	04/28/22	PHP	78,036	USD	1,500	(4)
Goldman Sachs	04/28/22	KRW	3,488,053	USD	2,903	28
Goldman Sachs	04/28/22	KRW	446,369	USD	361	(8)
Goldman Sachs	04/28/22	IDR	33,244,184	USD	2,321	4
Goldman Sachs	04/28/22	IDR	20,073,057	USD	1,392	(7)
Goldman Sachs	05/06/22	USD	492	CZK	10,931	4
Goldman Sachs	05/06/22	USD	704	HUF	231,994	(5)
Goldman Sachs	05/06/22	PLN	5,882	USD	1,368	(39)
Goldman Sachs	05/06/22	CZK	40,781	USD	1,800	(51)
Goldman Sachs	05/18/22	USD	995	CNH	6,321	(2)
Goldman Sachs	05/25/22	USD	665	COP	2,553,381	11
Goldman Sachs	05/25/22	PEN	889	USD	235	(4)
Goldman Sachs	05/25/22	USD	945	CLP	768,750	23
Goldman Sachs	05/25/22	USD	725	CLP	570,005	(8)
Goldman Sachs	06/16/22	USD	4,338	MYR	18,411	40
Goldman Sachs	06/16/22	USD	8,019	MYR	33,674	(12)
Goldman Sachs	06/16/22	MYR	10,746	USD	2,558	3
Goldman Sachs	06/16/22	MYR	28,127	USD	6,654	(34)
HSBC	04/28/22	USD	1,583	KRW	1,901,609	(15)
HSBC	04/28/22	USD	1,771	PHP	91,535	(6)
HSBC	04/28/22	AUD	3,472	USD	2,472	(136)
HSBC	04/28/22 - 04/29/22	TWD	36,526	USD	1,312	35

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	04/28/22	PHP	114,417	USD	2,217	$11
HSBC	04/28/22	JPY	152,268	USD	1,319	64
HSBC	04/28/22	KRW	699,902	USD	571	(6)
HSBC	04/28/22	KRW	1,127,445	USD	942	13
HSBC	05/25/22	COP	2,527,041	USD	665	(4)
JPMorgan Chase Bank	04/20/22	EUR	678	USD	747	(8)
JPMorgan Chase Bank	04/20/22	CHF	881	USD	955	(3)
JPMorgan Chase Bank	04/20/22	USD	920	JPY	111,781	2
JPMorgan Chase Bank	04/20/22	SEK	4,677	USD	501	(1)
JPMorgan Chase Bank	05/25/22	USD	652	PEN	2,446	3
Montgomery/Bank of America	04/07/22	INR	58,292	USD	774	6
Morgan Stanley	04/13/22	EUR	600	CHF	613	(2)
Morgan Stanley	04/13/22	CHF	824	USD	901	5
Morgan Stanley	04/21/22	USD	2,044	ZAR	31,318	94
Morgan Stanley	04/21/22	ZAR	49,281	USD	3,202	(162)
Morgan Stanley	04/22/22	USD	807	CAD	1,027	14
Morgan Stanley	04/28/22	USD	734	AUD	1,002	19
Morgan Stanley	04/28/22	AUD	1,538	USD	1,100	(55)
Morgan Stanley	04/28/22	JPY	193,445	USD	1,676	81
Morgan Stanley	05/06/22	USD	528	PLN	2,105	(24)
Morgan Stanley	05/12/22	EUR	991	USD	1,116	12
Morgan Stanley	05/12/22	EUR	901	USD	1,002	(1)
Morgan Stanley	05/18/22	USD	669	CNY	4,246	(1)
Morgan Stanley	05/19/22	USD	888	MXP	18,189	16
Morgan Stanley	06/09/22	GBP	1,148	USD	1,500	(11)
Morgan Stanley	06/09/22	USD	1,741	GBP	1,332	13
Morgan Stanley	06/10/22	USD	903	NZD	1,294	(4)
Morgan Stanley	06/16/22	USD	464	MYR	1,960	2
Morgan Stanley	06/16/22	MYR	4,155	USD	979	(9)
Morgan Stanley	07/07/22	INR	12,626	USD	165	—
Standard Bank	04/28/22	USD	1,409	JPY	161,830	(74)
Standard Bank	04/28/22	JPY	10,382,975	USD	90,370	4,768
Standard Chartered	04/28/22	PHP	64,717	USD	1,232	(17)
Standard Chartered	04/28/22	IDR	19,755,003	USD	1,368	(8)
UBS	04/13/22	USD	790	EUR	698	(14)
UBS	04/28/22	USD	1,119	AUD	1,560	52
UBS	04/28/22	AUD	1,394	USD	1,006	(41)
						$4,635

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

A list of the open OTC swap agreements held by the Fund at March 31, 2022 is as follows:

Variance Swaps
Counterparty	Reference Entity/ Obligation	Volatility Strike Price	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	35	$(13)	$–	$(13)
Bank of America Merrill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	120	(45)	–	(45)
							$(58)	$–	$(58)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	SWISS MKT IDX FUTURE	9297788	Morgan Stanley	Annual	06/17/2022	USD	364	$3	$–	$3
								$3	$–	$3

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S37V1-5Y	24.523%	Quarterly	12/20/2026	$2,970	$189	$257	$(68)
CDX.NA.IG.S37V1-5Y	23.991%	Quarterly	12/20/2026	2,500	43	57	(14)
ITRAXX.XOVER.S36V1-5Y	27.214%	Quarterly	12/20/2026	570	50	73	(23)
					$282	$387	$(105)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	2.067%	Semi-Annual	11/15/2031	USD	980	$(62)	$–	$(62)
3-MONTH NZD - BKBM	2.695%	Semi-Annual	11/16/2031	USD	810	(32)	–	(32)
6-MONTH AUD - BBSW	2.074%	Semi-Annual	11/22/2031	USD	1,510	(94)	–	(94)
3-MONTH NZD - BKBM	2.800%	Semi-Annual	11/23/2031	USD	1,340	(45)	–	(45)
6-MONTH AUD - BBSW	2.033%	Semi-Annual	01/05/2032	USD	3,780	(248)	–	(248)
3-MONTH NZD - BKBM	2.641%	Semi-Annual	01/06/2032	USD	3,620	(157)	–	(157)
						$(638)	$–	$(638)

Percentages are based on Net Assets of $698,129 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $201,844 ($ Thousands), representing 28.9% of the Net Assets of the Fund.

(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $116 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).
(D)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real
CAC40 — Cotation Assistée en Continu
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CPI — Consumer Price Index
CSI — Commodity Selection Index
CZK — Czech Koruna
DAX — German Stock Index
EAFE — Europe, Australasia and Far East

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Multi-Asset Capital Stability Fund (Concluded)

ETF — Exchange-Traded Fund
EUR — Euro
FHLB — Federal Home Loan Bank
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HUF — Hungarian Forint
IBEX — Spanish Stock Exchange Index
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
Ltd. — Limited
MIB — Milano Indice di Borsa
MSCI — Morgan Stanley Capital International
MYR — Malaysian Ringgit
NASDAQ – National Association of Securities Dealers and Automated Quotations
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Option Market Index
PEN — Peruvian Sol
PHP — Philippine Peso
PLC — Public Limited Company
PLN — Polish Zloty
S&P— Standard & Poor's
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
THB — Thai Baht
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
UCITS — Undertakings for the Collective Investment in Transferable Securities
USD — U.S. Dollar
ZAR — South African Rand

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	218,392	–	218,392
Exchange Traded Funds	59,008	–	–	59,008
U.S. Treasury Obligations	–	23,464	–	23,464
Sovereign Debt	–	21,250	–	21,250
U.S. Government Agency Obligation	–	12,885	–	12,885
Common Stock	7,869	–	–	7,869
Total Investments in Securities	66,877	275,991	–	342,868

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	299	–	–	299
Written Options	(51)	–	–	(51)
Futures Contracts*
Unrealized Appreciation	1,702	–	–	1,702
Unrealized Depreciation	(3,677)	–	–	(3,677)
Forwards Contracts*
Unrealized Appreciation	–	6,465	–	6,465
Unrealized Depreciation	–	(1,830)	–	(1,830)
OTC Swaps
Variance Swaps*
Unrealized Depreciation	–	(58)	–	(58)
Total Return Swaps*
Unrealized Appreciation	–	3	–	3
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(105)	–	(105)
Interest Rate Swaps*
Unrealized Depreciation	–	(638)	–	(638)
Total Other Financial Instruments	(1,727)	3,837	–	2,110

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	Large Cap Fund		Large Cap Value Fund
Assets:
Investments, at value †	$2,044,991	*	$1,514,563	*
Affiliated investments, at value ††	23,398		11,737
Cash and cash equivalents	24		–
Cash pledged as collateral on futures contracts	546		200
Foreign currency, at value †††	–		–
Receivable for fund shares sold	4,737		832
Receivable for investment securities sold	11,407		–
Dividends and interest receivable	2,158		2,958
Foreign tax reclaim receivable	43		215
Prepaid expenses	54		39
Total Assets	2,087,358		1,530,544
Liabilities:
Payable for investment securities purchased	11,058		–
Payable upon return on securities loaned	8,012		3,571
Payable for fund shares redeemed	1,961		1,490
Administration fees payable	441		395
Shareholder servicing fees payable Class F	409		291
Shareholder servicing fees payable Class I	–		1
Payable for Variation Margin on Futures Contracts	150		55
Investment advisory fees payable	628		444
Chief Compliance Officer fees payable	3		2
Trustees fees payable	–		–
Administration servicing fees payable Class I	–		–
Accrued expense payable	237		167
Total Liabilities	22,899		6,416
Net Assets	$2,064,459		$1,524,128
† Cost of investments and repurchase agreements	$1,271,929		$1,005,158
†† Cost of affiliated investments	23,391		11,737
††† Cost of foreign currency	–		–
††††† Cost (premiums received)	–		–
†††††† Cost (premiums received)	–		–
* Includes market value of securities on loan	7,588		3,274

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$1,602,553	*	$1,096,723	*	$4,552,280	*	$983,306	$624,564	*	$429,234	*	$382,469	*	$974,519	*
54,407		9,619		21,901		3,430	29,057		16,971		19,060		29,027
75		8		36		5	972		3		417		4
2,400		459		–		264	–		–		18		–
–		–		136		–	–		–		–		–
734		1,718		4,434		187	1,408		282		247		1,171
6,040		–		–		832	4,507		2,793		2,944		8,273
169		709		4,865		602	451		496		122		867
19		–		163		12	–		–		–		–
43		13		111		25	17		11		10		26
1,666,440		1,109,249		4,583,926		988,663	660,976		449,790		405,287		1,013,887

6,931		1,812		–		–	5,924		2,545		3,121		10,998
4,904		912		15,727		–	15,175		6,843		9,909		6,869
734		661		2,635		208	524		471		206		455
386		87		807		117	158		109		96		245
285		92		847		41	128		77		72		164
–		–		–		1	–		–		–		–
653		125		–		72	–		–		3		–
434		18		1,544		16	310		211		177		481
2		1		6		1	1		1		1		1
–		4		–		–	–		–		–		–
–		–		–		1	–		–		–		–
192		229		504		166	76		47		52		111
14,521		3,941		22,070		623	22,296		10,304		13,637		19,324
$1,651,919		$1,105,308		$4,561,856		$988,040	$638,680		$439,486		$391,650		$994,563
$791,260		$729,980		$1,558,835		$249,606	$506,385		$324,928		$335,193		$566,167
54,406		9,620		21,899		3,430	29,056		16,969		19,064		29,019
–		–		129		–	–		–		–		–
–		–		–		221	–		–		–		–
–		–		–		–	–		–		–		–
4,364		868		12,657		–	14,296		4,374		9,242		3,972

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,197,337		$977,988
Total distributable earnings	867,122		546,140
Net Assets	$2,064,459		$1,524,128
Net Asset Value, Offering and Redemption Price Per Share — Class F	$15.76		$27.91
	($1,965,584,177 ÷ 124,752,225 shares	)	($1,316,422,628 ÷ 47,173,396 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$27.94
			($3,068,816 ÷ 109,847 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$15.76		$27.91
	($98,874,568 ÷ 6,272,308 shares	)	($204,636,162 ÷ 7,332,672 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$728,631		$748,858		$1,474,521		$221,748		$515,724		$327,844		$347,961		$575,413
923,288		356,450		3,087,335		766,292		122,956		111,642		43,689		419,150
$1,651,919		$1,105,308		$4,561,856		$988,040		$638,680		$439,486		$391,650		$994,563
$45.48		$15.97		$35.03		$91.37		$13.06		$25.73		$33.70		$25.31
($1,427,542,971 ÷ 31,391,088 shares	)	($1,105,308,018 ÷ 69,233,163 shares	)	($4,034,014,826 ÷ 115,153,426 shares	)	($981,409,210 ÷ 10,741,563 shares	)	($612,314,086 ÷ 46,888,533 shares	)	($369,121,529 ÷ 14,343,721 shares	)	($349,157,731 ÷ 10,360,631 shares	)	($883,157,323 ÷ 34,896,075 shares	)
$43.73		N/A		N/A		$91.99		N/A		$25.44		$31.26		N/A
($2,612,298 ÷ 59,740 shares	)					($6,631,086 ÷ 72,087 shares	)			($1,113,554 ÷ 43,764 shares	)	($1,222,996 ÷ 39,127 shares	)
$45.68		N/A		$35.05		N/A		$13.23		$25.75		$34.46		$25.36
($221,763,642 ÷ 4,855,239 shares	)			($527,840,690 ÷ 15,059,227 shares	)			($26,365,593 ÷ 1,993,007 shares	)	($69,250,539 ÷ 2,689,032 shares	)	($41,268,803 ÷ 1,197,533 shares	)	($111,405,228 ÷ 4,392,117 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$75,967	$946,292	*
Affiliated investments, at value ††	1,465	16,544
Repurchase agreements†	–	–
Cash and cash equivalents	21	–
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	14	252
Foreign currency, at value †††	–	758
Receivable for fund shares sold	172	786
Receivable for investment securities sold	122	–
Dividends and interest receivable	77	1,818
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Options purchased, at value †††††	–	–
Receivable for Variation Margin on Futures Contracts	–	–
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	15
Prepaid expenses	2	23
Total Assets	77,840	966,488
Liabilities:
Administration fees payable	19	193
Shareholder servicing fees payable Class F	15	159
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	10	1,442
Payable for Variation Margin on Futures Contracts	4	69
Payable upon return on securities loaned	–	6,752
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Options written, at value †††††	–	–
Swaptions written, at value ††††††	–	–
Payable for Variation Margin on Swap Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	26	316
Chief Compliance Officer fees payable	–	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	11	105
Total Liabilities	85	9,037
Net Assets	$77,755	$957,451
† Cost of investments and repurchase agreements	$70,836	$703,332
†† Cost of affiliated investments	1,465	16,544
††† Cost of foreign currency	–	751
††††† Cost (premiums received)	–	–
†††††† Cost (premiums received)	–	–
* Includes market value of securities on loan	–	6,541

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$983,266	*	$1,044,536	*	$378,386	*	$122,658	*	$4,601,825 *	$1,451,465	$313,866
46,768		23,549		44,819		2,541		434,003	50,408	395
–		–		–		–		–	–	3,300
4,160		–		1,928		–		3,015	87	1,200
–		–		–		–		15,746	727	–
225		348		296		–		5,613	–	–
794		644		1,085		–		9,165	5	–
355		369		252		49		2,759	1,457	211
22,497		–		909		964		431,714	14,885	–
2,207		1,102		1,827		218		18,869	19,671	46
3,196		–		–		–		2,704	–	–
398		–		–		–		–	–	–
–		–		–		–		933	–	–
–		–		1		–		1,539	–	–
–		–		–		–		368	3	–
2,966		11		2,128		–		663	68	–
25		26		10		3		135	39	7
1,066,857		1,070,585		431,641		126,433		5,529,051	1,538,815	319,025

242		260		147		31		572	245	26
183		203		69		22		801	277	26
–		–		–		–		1	–	–
1,747		1,562		664		84		3,338	994	3,314
48		95		26		–		925	–	–
41,857		9,656		40,478		200		281,807	1	–
24,931		–		61		1,280		939,715	21,628	1,500
–		–		–		–		506	814	4
–		–		–		–		5,683	–	–
–		–		–		–		33	–	–
–		–		–		–		992	–	–
157		–		–		–		–	–	–
1,305		–		–		–		3,931	–	–
455		389		124		59		781	524	16
1		1		–		–		5	2	–
–		–		–		–		1	–	–
149		111		51		14		582	212	33
71,075		12,277		41,620		1,690		1,239,673	24,697	4,919
$995,782		$1,058,308		$390,021		$124,743		$4,289,378	$1,514,118	$314,106
$857,183		$451,744		$312,841		$85,320		$4,793,139	$1,454,445	$317,332
46,768		23,550		44,819		2,538		433,987	50,408	395
789		642		1,082		–		8,813	3	–
–		–		–		–		(2,589)	–	–
–		–		–		–		(199)	–	–
41,874		6,139		37,697		190		274,412	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$72,811		$671,150
Total distributable earnings/(loss)	4,944		286,301
Net Assets	$77,755		$957,451
Net Asset Value, Offering and Redemption Price Per Share — Class F	$27.33		$17.60
	($73,342,245 ÷ 2,683,330 shares	)	($758,075,130 ÷ 43,072,504 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$27.25		$17.60
	($368,524 ÷ 13,524 shares	)	($583,398 ÷ 33,154 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$27.35		$17.61
	($4,043,805 ÷ 147,848 shares	)	($198,792,594 ÷ 11,291,813 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund

$827,941		$443,121		$367,604		$86,618		$4,602,317		$1,749,635		$314,275
167,841		615,187		22,417		38,125		(312,939)		(235,517)		(169)
$995,782		$1,058,308		$390,021		$124,743		$4,289,378		$1,514,118		$314,106
$11.14		$21.02		$10.86		$18.41		$10.59		$6.67		$9.99
($869,024,098 ÷ 78,022,413 shares	)	($969,729,807 ÷ 46,125,084 shares	)	($333,491,576 ÷ 30,696,092 shares	)	($106,230,554 ÷ 5,771,322 shares	)	($3,809,640,489 ÷ 359,661,776 shares	)	($1,324,619,396 ÷ 198,458,765 shares	)	($300,222,762 ÷ 30,041,513 shares	)
$10.84		N/A		N/A		$18.36		$10.58		$6.42		N/A
($486,474 ÷ 44,879 shares	)					($221,209 ÷ 12,046 shares	)	($4,310,785 ÷ 407,579 shares	)	$(4,817 ÷ 750 shares	)
$11.16		$21.03		$10.87		$18.42		$10.60		$6.67		$10.01
($126,271,585 ÷ 11,311,951 shares	)	($88,578,181 ÷ 4,212,244 shares	)	($56,529,123 ÷ 5,201,442 shares	)	($18,291,618 ÷ 992,999 shares	)	($475,426,795 ÷ 44,853,910 shares	)	($189,493,526 ÷ 28,392,955 shares	)	($13,882,802 ÷ 1,387,171 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$185,541
Affiliated investments, at value ††	–
Cash and cash equivalents	–
Due from Broker	–
Cash pledged as collateral on swap contracts	–
Cash pledged as collateral on futures contracts	–
Cash pledged as collateral on options contracts	–
Foreign currency, at value †††	–
Receivable for fund shares sold	121
Receivable for investment securities sold	1,125
Dividends and interest receivable	211
Unrealized gain on forward foreign currency contracts	–
Unrealized gain on foreign spot currency contracts	–
OTC Swap contracts, at value ††††	–
Options purchased, at value †††††	–
Swaptions purchased, at value ††††††	–
Receivable for Variation Margin on Futures Contracts	–
Receivable for Variation Margin on Swap Contracts	–
Foreign tax reclaim receivable	–
Prepaid expenses	5
Total Assets	187,003
Liabilities:
Payable for fund shares redeemed	1,502
Due to custodian	1,077
Shareholder servicing fees payable Class F	15
Administration fees payable	13
Income distribution payable	2
Payable for securities sold short@	–
Payable for investment securities purchased	–
OTC Swap contracts, at value ††††	–
Options written, at value †††††	–
Reverse repurchase agreements	–
Payable for Variation Margin on Swap Contracts	–
Payable for Variation Margin on Futures Contracts	–
Unrealized loss on foreign currency spot contracts	–
Unrealized loss on forward foreign currency contracts	–
Investment advisory fees payable	10
Trustees fees payable	–
Interest payable	–
Chief Compliance Officer fees payable	–
Other payables	–
Accrued expense payable	22
Total Liabilities	2,641
Net Assets	$184,362
† Cost of investments and repurchase agreements	$185,588
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
††††† Cost (premiums received)	–
†††††† Cost (premiums received)	–
@Proceeds from securities sold short	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$287,163	$736,436	$311,413	$1,716,777	$786,446	$1,042,406	$342,868
1,208	–	121,182	–	–	–	–
–	76,386	85,623	799,825	22,164	129,308	298,913
–	3,864	808	14,373	–	–	–
–	2,623	372	6,295	8,416	2,755	–
–	2,484	–	50,894	4,085	10,019	5,705
–	–	–	–	28,474	–	–
–	–	1,994	3,421	1,605	1,251	62,996
144	1,825	182	3,640	261	490	381
–	–	11,505	101	10,262	9,044	223
354	466	1,940	2,080	8,247	1,773	81
–	–	245	12,241	3,496	229	6,465
–	–	–	11	–	–	15
–	–	460	2,960	209	309	3
–	–	1,065	–	543	2,355	299
–	15,325	–	–	–	–	–
–	–	13	7,599	548	1,255	513
–	37	103	487	90	43	25
–	–	54	296	77	6	–
7	21	11	44	24	23	17
288,876	839,467	536,970	2,621,044	874,947	1,201,266	718,504

1,190	806	708	1,919	1,391	1,945	4,305
–	–	–	–	–	–	–
23	166	92	514	59	185	57
49	203	75	594	169	220	81
–	–	–	–	361	–	–
–	–	74,278	–	–	122,549	–
–	7,544	10,046	1,798	9,251	21,720	13,262
–	442	886	178	–	4,428	58
–	–	398	–	1,254	1,377	51
–	–	–	–	–	141,326	–
–	30	85	–	170	240	–
–	1,651	–	16,954	556	2,350	388
–	–	–	–	–	–	37
–	–	742	8,492	2,029	750	1,830
33	131	324	1,413	305	257	217
–	–	–	5	–	–	–
–	–	–	–	21	–	–
–	1	1	3	1	1	1
–	–	–	–	5	8	–
29	98	66	267	158	134	88
1,324	11,072	87,701	32,137	15,730	297,490	20,375
$287,552	$828,395	$449,269	$2,588,907	$859,217	$903,776	$698,129
$283,889	$322,706	$309,772	$1,662,661	$799,863	$935,697	$324,544
1,208	–	121,182	–	–	–	–
–	–	2,001	3,369	1,612	1,254	66,418
–	–	–	–	238	598	–
–	–	–	–	(700)	858	58
–	7,544	375	–	–	–	–
–	–	74,228	–	–	103,202	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$184,422
Total distributable earnings/(loss)	(60)
Net Assets	$184,362
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
	($179,106,261 ÷ 17,918,287 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.01
	($5,255,611 ÷ 525,057 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

$280,097		$364,134		$453,215		$2,926,796		$850,514		$978,669		$693,408
7,455		464,261		(3,946)		(337,889)		8,703		(74,893)		4,721
$287,552		$828,395		$449,269		$2,588,907		$859,217		$903,776		$698,129
$10.47		$17.98		$9.79		$8.90		$10.73		$8.99		$10.09
($269,763,097 ÷ 25,759,642 shares	)	($784,605,361 ÷ 43,649,251 shares	)	($440,713,760 ÷ 45,011,067 shares	)	($2,408,682,119 ÷ 270,714,109 shares	)	($698,299,042 ÷ 65,065,376 shares	)	($862,290,881 ÷ 95,956,777 shares	)	($661,748,995 ÷ 65,596,067 shares	)
$10.52		$17.99		$9.78		$8.98		$10.73		$8.99		$10.10
($17,788,944 ÷ 1,691,523 shares	)	($43,790,056 ÷ 2,434,754 shares	)	($8,555,520 ÷ 874,430 shares	)	($180,224,856 ÷ 20,073,122 shares	)	($160,918,282 ÷ 14,995,347 shares	)	($41,484,767 ÷ 4,615,980 shares	)	($36,380,172 ÷ 3,600,586 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2022

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$16,963	$22,118	$5,929
Income from affiliated investments(1)	2	2	1
Interest income	–	–	–
Security lending income - net(1) (2)	9	13	2
Less: foreign taxes withheld	(49)	(227)	(1)
Total Investment Income	16,925	21,906	5,931
Expenses:
Investment advisory fees	4,215	2,796	3,471
Administration fees	3,055	2,374	2,549
Shareholder servicing fees Class F	2,570	1,724	1,881
Shareholder servicing fees Class I	–	4	5
Trustees' fees	20	14	16
Chief compliance officer fees	6	4	4
Administration servicing fees Class I	–	4	5
Printing fees	96	72	77
Professional fees	51	37	41
Custodian/Wire agent fees	50	35	41
Registration fees	40	27	32
Pricing fees	15	9	12
Other expenses	19	14	16
Total Expenses	10,137	7,114	8,150
Less:
Waiver of investment advisory fees	(297)	(191)	(638)
Waiver of shareholder servicing fees Class F	(21)	(14)	(15)
Waiver of shareholder servicing fees Class I	–	(1)	(1)
Waiver of administration fees	(311)	(50)	(36)
Net Expenses	9,508	6,858	7,460
Net Investment Income (Loss)	7,417	15,048	(1,529)
Net Realized Gain (Loss) on:
Investments	135,916	61,439	140,665
Affiliated investments	1	–	1
Futures contracts	1,239	223	206
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(85,164)	40,901	(144,750)
Affiliated investments	–	–	–
Futures contracts	930	414	825
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,339	$118,025	$(4,582)

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$7,828	$40,756	$7,219	$4,727	$4,280	$1,805	$7,684
2	2	–	1	1	1	2
–	–	–	–	–	–	–
4	23	–	28	10	80	10
(2)	(276)	(1)	(15)	(9)	(5)	(12)
7,832	40,505	7,218	4,741	4,282	1,881	7,684

284	9,448	153	2,168	1,424	1,345	3,356
1,702	4,854	1,120	1,001	657	621	1,549
1,419	5,237	1,264	799	458	461	1,148
–	–	9	–	2	2	–
10	43	9	6	4	4	9
3	12	3	2	1	1	3
–	–	9	–	2	2	–
51	211	46	30	20	18	46
26	109	24	16	10	10	24
25	106	23	15	10	10	23
17	68	17	12	8	8	18
11	30	8	8	5	5	3
72	42	57	6	4	4	16
3,620	20,160	2,742	4,063	2,605	2,491	6,195

(170)	–	(51)	(251)	(171)	(225)	(396)
(851)	(42)	(1,012)	(6)	(4)	(4)	(138)
–	–	(2)	–	–	–	–
(1,170)	–	(382)	(31)	(14)	(13)	(46)
1,429	20,118	1,295	3,775	2,416	2,249	5,615
6,403	20,387	5,923	966	1,866	(368)	2,069

(3,678)	102,568	35,116	26,337	17,019	9,364	10,831
(1)	(1)	(3)	(1)	(5)	(1)	–
(51)	950	104	(46)	(52)	152	161

39,617	78,027	15,578	(33,908)	(6,042)	(36,959)	(19,370)
4	2	–	–	–	(4)	–
1,176	401	586	1	24	(1)	–
–	2	–	–	–	–	–
$43,470	$202,336	$57,304	$(6,651)	$12,810	$(27,817)	$(6,309)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2022

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$739	$14,192	$11,293
Income from affiliated investments(1)	–	1	1
Interest income	–	–	–
Security lending income - net(1) (2)	–	27	21
Less: foreign taxes withheld	(1)	(75)	(661)
Total Investment Income	738	14,145	10,654
Expenses:
Investment advisory fees	189	3,129	3,303
Administration fees	142	1,444	1,525
Shareholder servicing fees Class F	113	950	1,109
Shareholder servicing fees Class I	1	1	1
Trustees' fees	1	9	9
Administration servicing fees Class I	1	1	1
Chief compliance officer fees	–	2	3
Printing fees	4	43	45
Professional fees	2	22	24
Custodian/Wire agent fees	2	22	42
Pricing fees	2	7	10
Registration fees	1	22	19
Other expenses	1	9	16
Total Expenses	459	5,661	6,107
Less:
Waiver of investment advisory fees	–	(1,254)	(549)
Waiver of shareholder servicing fees Class F	(1)	(8)	(9)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	–	(309)	(51)
Net Expenses	458	4,090	5,498
Net Investment Income	280	10,055	5,156
Net Realized Gain (Loss) on:
Investments	128	46,716	44,461
Affiliated investments	–	–	(1)
Futures contracts	(131)	486	276
Foreign currency translation	–	2	(2,234)
Forward foreign currency contracts	–	–	7,370
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(171)	29,475	4,184
Affiliated investments	–	–	1
Futures contracts	(2)	283	337
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	7	(2,745)
Forward foreign currency contracts	–	–	2,702
Net Increase (Decrease) in Net Assets Resulting from Operations	$104	$87,024	$59,507

(1)	See Note 6 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$11,178	$5,557	$850	$–	$2,381	$–	$–
2	–	–	17	3	–	–
–	–	–	46,363	49,842	310	147
11	112	1	100	–	–	–
(46)	(563)	–	(235)	(9)	–	–
11,145	5,106	851	46,245	52,217	310	147

3,398	1,294	398	6,180	3,831	149	94
1,569	896	183	3,482	1,563	298	189
1,198	425	129	4,998	1,724	352	226
–	–	–	6	1	–	–
9	4	1	40	14	3	2
–	–	–	6	1	–	–
3	1	–	11	4	1	–
46	18	6	196	69	13	8
24	9	3	102	36	7	4
23	12	3	86	36	6	4
7	9	1	299	111	8	6
18	7	2	94	28	6	4
9	5	1	40	14	3	2
6,304	2,680	727	15,540	7,432	846	539

(1,118)	(534)	(51)	(1,235)	(600)	(79)	(59)
(10)	(3)	(1)	(40)	(14)	(216)	(175)
–	–	–	(1)	–	–	–
(49)	–	–	–	(49)	(271)	(176)
5,127	2,143	675	14,264	6,769	280	129
6,018	2,963	176	31,981	45,448	30	18

23,964	1,015	4,578	(80,187)	7,114	–	–
–	–	–	(9)	–	–	–
391	(293)	–	(18,351)	–	–	–
4	(202)	–	(146)	(1)	–	–
–	–	–	1,676	(15)	–	–
–	–	–	(258)	–	–	–
–	–	–	53	–	–	–
–	–	–	2,928	32	–	–

79,081	(6,943)	7,788	(243,998)	(89,838)	(188)	(44)
–	–	3	(2)	–	–	–
298	170	–	(10,671)	–	–	–
–	–	–	(2,223)	–	–	–
–	–	–	138	–	–	–
–	–	–	2,756	29	–	–
(8)	(1)	–	304	–	–	–
7	–	–	(1,574)	(5)	–	–
$109,755	$(3,291)	$12,545	$(317,583)	$(37,236)	$(158)	$(26)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2022

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$5,516
Income from affiliated investments(1)	–	–
Interest income	6,622	2
Less: foreign taxes withheld	–	(1)
Total Investment Income	6,622	5,517
Expenses:
Shareholder servicing fees Class F	311	1,019
Investment advisory fees	293	2,583
Administration fees	267	1,291
Trustees' fees	2	8
Chief compliance officer fees	1	2
Printing fees	12	38
Professional fees	6	20
Registration fees	5	15
Custodian/Wire agent fees	5	13
Pricing fees	1	8
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	2	8
Total Expenses	905	5,005
Less:
Waiver of investment advisory fees	(120)	(1,781)
Waiver of shareholder servicing fees Class F	(186)	–
Waiver of administration fees	(6)	(45)
Net Expenses	593	3,179
Net Investment Income (Loss)	6,029	2,338
Net Realized Gain (Loss) on:
Investments	1,209	45,672
Securities sold short	–	–
Futures contracts	–	(4,518)
Foreign currency translation	–	41
Forward foreign currency contracts	–	(13)
Purchased and written options	–	(460)
Purchased and written swaptions	–	–
Swap contracts	–	15,993
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,097)	(3,632)
Securities sold short	–	–
Futures contracts	–	9,006
Purchased and written options	–	(401)
Purchased and written swaptions	–	3,962
Swap contracts	–	(952)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–
Forward foreign currency contracts	–	43
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,141	$67,079

(1)	See Note 6 in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$716	$1,747	$935	$2,661	$559
9	–	–	–	–
4,016	17,388	20,757	12,724	558
(8)	(126)	(80)	–	(4)
4,733	19,009	21,612	15,385	1,113

555	3,101	918	1,022	843
3,392	10,011	2,708	2,367	1,424
678	3,549	1,354	1,291	1,068
4	24	8	8	6
1	7	2	2	2
20	116	39	37	31
10	61	21	19	16
9	49	17	15	14
16	42	18	16	13
51	47	111	55	9
1,112	–	–	175	–
–	–	–	107	–
4	24	9	7	9
5,852	17,031	5,205	5,121	3,435

(1,433)	(1,467)	(814)	(938)	(142)
(4)	–	(551)	–	(506)
(256)	(159)	(305)	(75)	(589)
4,159	15,405	3,535	4,108	2,198
574	3,604	18,077	11,277	(1,085)

1,276	13,262	23,876	9,477	4,413
1,435	–	–	(8,780)	–
268	(86,826)	(7,487)	36,961	(10,193)
(423)	(987)	(559)	60	(4,412)
241	28,944	1,369	799	5,371
(162)	–	(2,563)	158	(83)
–	–	5	–	–
889	(17,463)	3,363	17,325	(975)

(3,892)	(41,473)	(76,409)	4,215	(4,236)
1,315	–	–	7,538	–
(242)	65,754	542	(6,267)	737
471	–	(1,999)	582	185
–	–	–	–	–
(984)	(6,159)	(2,015)	1,283	(182)
(22)	(536)	(1,449)	4	(2,051)
(607)	(2,216)	2,659	(619)	2,870
$137	$(44,096)	$(42,590)	$74,013	$(9,641)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2022 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021
Operations:
Net investment income (loss)	$7,417	$14,332	$15,048	$27,393	$(1,529)	$(4,041)
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	137,156	269,789	61,662	117,261	140,872	210,908
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(84,234)	287,532	41,315	317,839	(143,925)	181,592
Net change in unrealized appreciation on foreign currency transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	60,339	571,653	118,025	462,493	(4,582)	388,459
Distributions:
Class F:	(261,510)	(70,587)	(68,714)	(23,697)	(189,548)	(127,247)
Class I:	N/A	N/A	(171)	(48)	(551)	(330)
Class Y:	(13,596)	(4,062)	(11,036)	(3,806)	(28,252)	(16,537)
Total Distributions	(275,106)	(74,649)	(79,921)	(27,551)	(218,351)	(144,114)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	122,615	222,584	119,405	182,475	134,117	203,033
Reinvestment of dividends & distributions	240,360	65,129	64,453	22,281	176,737	119,107
Cost of shares redeemed	(243,344)	(652,608)	(222,798)	(360,399)	(205,196)	(417,077)
Net increase (decrease) from Class F transactions	119,631	(364,895)	(38,940)	(155,643)	105,658	(94,937)
Class I:
Proceeds from shares issued	N/A	N/A	901	312	171	964
Reinvestment of dividends & distributions	N/A	N/A	154	38	495	290
Cost of shares redeemed	N/A	N/A	(1,112)	(586)	(1,673)	(806)
Net increase (decrease) from Class I transactions	N/A	N/A	(57)	(236)	(1,007)	448
Class Y:
Proceeds from shares issued	4,656	10,915	14,032	33,465	21,609	45,039
Reinvestment of dividends & distributions	13,148	3,944	10,378	3,560	26,699	15,476
Cost of shares redeemed	(18,676)	(33,878)	(28,931)	(34,761)	(21,377)	(37,081)
Net increase (decrease) from Class Y transactions	(872)	(19,019)	(4,521)	2,264	26,931	23,434
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	118,759	(383,914)	(43,518)	(153,615)	131,582	(71,055)
Net Increase (Decrease) in Net Assets	(96,008)	113,090	(5,414)	281,327	(91,351)	173,290
Net Assets
Beginning of period	2,160,467	2,047,377	1,529,542	1,248,215	1,743,270	1,569,980
End of period	$2,064,459	$2,160,467	$1,524,128	$1,529,542	$1,651,919	$1,743,270

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021

$6,403	$11,000	$20,387	$40,610	$5,923	$11,440	$966	$667
(3,730)	1,878	103,517	198,814	35,217	73,511	26,290	167,926
40,797	214,364	78,430	928,417	16,164	156,418	(33,907)	91,648
—	—	2	9	—	—	—	—
43,470	227,242	202,336	1,167,850	57,304	241,369	(6,651)	260,241

(9,383)	(10,181)	(190,833)	(85,083)	(69,800)	(53,607)	(122,607)	(761)
N/A	N/A	N/A	N/A	(478)	(321)	N/A	N/A
N/A	N/A	(24,871)	(11,562)	N/A	N/A	(5,375)	(86)
(9,383)	(10,181)	(215,704)	(96,645)	(70,278)	(53,928)	(127,982)	(847)

174,416	426,026	164,930	303,901	57,440	72,622	42,060	83,621
8,934	9,701	167,036	75,242	61,543	48,222	113,994	707
(202,247)	(269,127)	(346,871)	(640,988)	(105,762)	(170,771)	(68,007)	(181,964)
(18,897)	166,600	(14,905)	(261,845)	13,221	(49,927)	88,047	(97,636)

N/A	N/A	N/A	N/A	472	1,576	N/A	N/A
N/A	N/A	N/A	N/A	420	268	N/A	N/A
N/A	N/A	N/A	N/A	(1,086)	(1,455)	N/A	N/A
N/A	N/A	N/A	N/A	(194)	389	N/A	N/A

N/A	N/A	26,766	45,978	N/A	N/A	1,729	4,352
N/A	N/A	23,229	10,734	N/A	N/A	5,183	83
N/A	N/A	(37,233)	(66,074)	N/A	N/A	(3,995)	(13,366)
N/A	N/A	12,762	(9,362)	N/A	N/A	2,917	(8,931)
(18,897)	166,600	(2,143)	(271,207)	13,027	(49,538)	90,964	(106,567)
15,190	383,661	(15,511)	799,998	53	137,903	(43,669)	152,827

1,090,118	706,457	4,577,367	3,777,369	987,987	850,084	682,349	529,522
$1,105,308	$1,090,118	$4,561,856	$4,577,367	$988,040	$987,987	$638,680	$682,349

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2022 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021
Operations:
Net investment income (loss)	$1,866	$2,506	$(368)	$(1,827)	$2,069	$1,244
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	16,962	53,021	9,515	95,225	10,992	117,138
Net realized gain (loss) on foreign currency transactions	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(6,018)	120,003	(36,964)	40,141	(19,370)	211,186
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	12,810	175,530	(27,817)	133,539	(6,309)	329,568
Distributions:
Class F:	(27,754)	(2,113)	(81,068)	—	(85,058)	(1,267)
Class I:	(148)	(7)	(380)	—	N/A	N/A
Class Y:	(5,350)	(526)	(9,315)	—	(10,569)	(351)
Total Distributions	(33,252)	(2,646)	(90,763)	—	(95,627)	(1,618)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	32,942	68,130	26,404	72,313	45,749	101,402
Reinvestment of dividends & distributions	25,841	1,971	74,743	—	74,027	1,111
Cost of shares redeemed	(37,508)	(101,454)	(28,356)	(100,763)	(63,734)	(141,459)
Net increase (decrease) from Class F transactions	21,275	(31,353)	72,791	(28,450)	56,042	(38,946)
Class I:
Proceeds from shares issued	50	259	49	381	N/A	N/A
Reinvestment of dividends & distributions	140	7	350	—	N/A	N/A
Cost of shares redeemed	(889)	(264)	(401)	(429)	N/A	N/A
Net increase (decrease) from Class I transactions	(699)	2	(2)	(48)	N/A	N/A
Class Y:
Proceeds from shares issued	3,747	9,409	2,865	6,348	5,314	7,745
Reinvestment of dividends & distributions	4,975	486	8,670	—	9,875	324
Cost of shares redeemed	(3,403)	(15,042)	(2,499)	(7,803)	(5,008)	(16,302)
Net increase (decrease) from Class Y transactions	5,319	(5,147)	9,036	(1,455)	10,181	(8,233)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	25,895	(36,498)	81,825	(29,953)	66,223	(47,179)
Net Increase (Decrease) in Net Assets	5,453	136,386	(36,755)	103,586	(35,713)	280,771
Net Assets
Beginning of period	434,033	297,647	428,405	324,819	1,030,276	749,505
End of period	$439,486	$434,033	$391,650	$428,405	$994,563	$1,030,276

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021

$280	$393	$10,055	$19,226	$5,156	$11,554	$6,018	$10,525	$2,963	$9,735
(3)	24,293	47,202	216,732	52,106	101,097	24,355	36,327	722	7,741
—	—	2	141	(2,234)	1,823	4	(12)	(202)	14
(173)	(240)	29,758	28,228	7,224	28,097	79,386	137,938	(6,773)	30,513
—	—	7	(5)	(2,745)	(64)	(8)	13	(1)	(44)
104	24,446	87,024	264,322	59,507	142,507	109,755	184,791	(3,291)	47,959

(17,602)	(552)	(68,855)	(74,071)	(99,371)	(9,100)	(40,956)	(16,500)	(10,683)	(5,612)
(118)	(4)	(115)	(122)	(117)	(8)	N/A	N/A	N/A	N/A
(685)	(33)	(18,750)	(79,965)	(14,771)	(1,740)	(3,871)	(1,679)	(1,958)	(1,091)
(18,405)	(589)	(87,720)	(154,158)	(114,259)	(10,848)	(44,827)	(18,179)	(12,641)	(6,703)

36,529	18,486	62,290	110,819	60,821	135,895	65,047	95,526	32,104	56,716
16,394	511	58,789	63,662	84,681	7,835	34,525	14,024	9,216	4,833
(40,538)	(29,960)	(112,213)	(263,199)	(110,571)	(290,305)	(110,059)	(197,881)	(32,724)	(73,462)
12,385	(10,963)	8,866	(88,718)	34,931	(146,575)	(10,487)	(88,331)	8,596	(11,913)

63	68	8	40	8	37	N/A	N/A	N/A	N/A
118	4	116	122	116	8	N/A	N/A	N/A	N/A
(369)	(210)	(840)	(250)	(605)	(80)	N/A	N/A	N/A	N/A
(188)	(138)	(716)	(88)	(481)	(35)	N/A	N/A	N/A	N/A

919	2,444	8,871	81,390	7,358	21,139	4,367	7,953	4,075	4,989
679	32	17,000	78,716	12,865	1,591	3,429	1,444	1,685	935
(563)	(2,403)	(27,494)	(866,669)	(14,693)	(55,034)	(8,009)	(15,890)	(3,886)	(8,289)
1,035	73	(1,623)	(706,563)	5,530	(32,304)	(213)	(6,493)	1,874	(2,365)
13,232	(11,028)	6,527	(795,369)	39,980	(178,914)	(10,700)	(94,824)	10,470	(14,278)
(5,069)	12,829	5,831	(685,205)	(14,772)	(47,255)	54,228	71,788	(5,462)	26,978

82,824	69,995	951,620	1,636,825	1,010,554	1,057,809	1,004,080	932,292	395,483	368,505
$77,755	$82,824	$957,451	$951,620	$995,782	$1,010,554	$1,058,308	$1,004,080	$390,021	$395,483

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2022 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021
Operations:
Net investment income	$176	$739	$31,981	$57,529	$45,448	$90,864
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	4,578	12,912	(94,148)	33,648	7,131	25,369
Net realized gain (loss) on foreign currency transactions	—	—	(146)	381	(1)	(43)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	7,791	19,615	(255,574)	(89,005)	(89,814)	138,204
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	304	(178)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	12,545	33,266	(317,583)	2,375	(37,236)	254,394
Distributions:
Class F:	(6,511)	(4,639)	(41,428)	(209,245)	(48,375)	(99,417)
Class I:	(28)	(19)	(44)	(248)	(15)	(35)
Class Y:	(1,208)	(1,093)	(5,680)	(26,125)	(6,975)	(13,886)
Total Distributions	(7,747)	(5,751)	(47,152)	(235,618)	(55,365)	(113,338)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	25,048	18,726	404,205	1,058,326	104,007	259,561
Reinvestment of dividends & distributions	5,900	4,164	37,798	190,625	42,991	88,858
Cost of shares redeemed	(13,339)	(34,821)	(409,098)	(799,251)	(171,860)	(299,577)
Net increase (decrease) from Class F transactions	17,609	(11,931)	32,905	449,700	(24,862)	48,842
Class I:
Proceeds from shares issued	3	15	79	1,068	5	118
Reinvestment of dividends & distributions	28	19	35	187	16	36
Cost of shares redeemed	(235)	(15)	(523)	(584)	(575)	(25)
Net increase (decrease) from Class I transactions	(204)	19	(409)	671	(554)	129
Class Y:
Proceeds from shares issued	633	1,302	40,695	144,791	15,036	24,292
Reinvestment of dividends & distributions	1,158	1,032	5,464	24,972	6,818	13,536
Cost of shares redeemed	(2,582)	(6,291)	(32,243)	(98,397)	(16,622)	(33,312)
Net increase (decrease) from Class Y transactions	(791)	(3,957)	13,916	71,366	5,232	4,516
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	16,614	(15,869)	46,412	521,737	(20,184)	53,487
Net Increase (Decrease) in Net Assets	21,412	11,646	(318,323)	288,494	(112,785)	194,543
Net Assets
Beginning of period	103,331	91,685	4,607,701	4,319,207	1,626,903	1,432,360
End of period	$124,743	$103,331	$4,289,378	$4,607,701	$1,514,118	$1,626,903

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021

$30	$30	$18	$21	$6,029	$10,657	$2,338	$4,868
—	4	—	5	1,209	3,419	56,674	95,329
—	—	—	—	—	—	41	38
(188)	(48)	(44)	(37)	(6,097)	(733)	8,026	133,754
—	—	—	—	—	—	—	(2)
(158)	(14)	(26)	(11)	1,141	13,343	67,079	233,987

(37)	(27)	(17)	(20)	(5,645)	(5,681)	(84,694)	(53,187)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(2)	(2)	(1)	(1)	(454)	(492)	(4,926)	(3,265)
(39)	(29)	(18)	(21)	(6,099)	(6,173)	(89,620)	(56,452)

112,034	136,861	29,202	76,662	73,668	50,858	49,769	110,155
29	22	14	16	4,520	4,596	78,820	49,479
(81,327)	(186,175)	(33,691)	(105,843)	(32,144)	(72,570)	(139,677)	(234,020)
30,736	(49,292)	(4,475)	(29,165)	46,044	(17,116)	(11,088)	(74,386)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,158	8,817	1,614	9,684	1,645	4,797	2,183	4,566
2	2	1	1	432	466	4,823	3,205
(4,236)	(14,127)	(5,633)	(6,187)	(1,861)	(9,311)	(8,935)	(12,499)
(3,076)	(5,308)	(4,018)	3,498	216	(4,048)	(1,929)	(4,728)
27,660	(54,600)	(8,493)	(25,667)	46,260	(21,164)	(13,017)	(79,114)
27,463	(54,643)	(8,537)	(25,699)	41,302	(13,994)	(35,558)	98,421

286,643	341,286	192,899	218,598	246,250	260,244	863,953	765,532
$314,106	$286,643	$184,362	$192,899	$287,552	$246,250	$828,395	$863,953

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2022 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund
	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021
Operations:
Net investment income (loss)	$574	$4,135	$3,604	$(3,282)	$18,077	$35,147
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	3,947	39,687	(62,083)	402,358	18,563	22,528
Net realized gain (loss) on foreign currency transactions	(423)	(289)	(987)	6,510	(559)	(303)
Capital gain distribution from investment	—	1,293	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(3,939)	(4,848)	15,906	(61,621)	(77,222)	28,890
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(22)	(38)	(536)	(65)	(1,449)	(39)
Net Increase (Decrease) in Net Assets Resulting from Operations	137	39,940	(44,096)	343,900	(42,590)	86,223
Distributions:
Class F:	(31,913)	(13,167)	(319,256)	(126,250)	(14,267)	(26,306)
Class Y:	(651)	(263)	(24,540)	(9,708)	(3,357)	(5,898)
Total Distributions	(32,564)	(13,430)	(343,796)	(135,958)	(17,624)	(32,204)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	30,691	58,785	175,006	349,735	55,072	124,809
Reinvestment of dividends & distributions	28,632	11,882	291,087	115,417	12,416	22,936
Cost of shares redeemed	(36,752)	(110,237)	(203,294)	(570,957)	(79,962)	(203,258)
Net increase (decrease) from Class F transactions	22,571	(39,570)	262,799	(105,805)	(12,474)	(55,513)
Class Y:
Proceeds from shares issued	721	935	12,812	28,314	9,766	39,537
Reinvestment of dividends & distributions	615	247	24,167	9,575	3,002	5,431
Cost of shares redeemed	(730)	(1,535)	(22,818)	(50,716)	(12,824)	(43,784)
Net increase (decrease) from Class Y transactions	606	(353)	14,161	(12,827)	(56)	1,184
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	23,177	(39,923)	276,960	(118,632)	(12,530)	(54,329)
Net Increase (Decrease) in Net Assets	(9,250)	(13,413)	(110,932)	89,310	(72,744)	(310)
Net Assets
Beginning of period	458,519	471,932	2,699,839	2,610,529	931,961	932,271
End of period	$449,269	$458,519	$2,588,907	$2,699,839	$859,217	$931,961

(1)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
10/01/21 to 03/31/22	2021	10/01/21 to 03/31/22	2021

$11,277	$22,919	$(1,085)	$3
55,940	28,740	(1,467)	24,444
60	35	(4,412)	(3,155)
—	—	—	—
6,732	58,962	(626)	5,823
4	(22)	(2,051)	(1,373)
74,013	110,634	(9,641)	25,742

(58,859)	(10,636)	(18,556)	(7,473)
(3,253)	(776)	(1,084)	(530)
(62,112)	(11,412)	(19,640)	(8,003)

80,141	136,205	78,756	157,770
53,507	9,692	14,496	6,005
(86,627)	(171,680)	(86,570)	(230,131)
47,021	(25,783)	6,682	(66,356)

1,932	5,966	2,147	8,771
3,181	761	1,051	519
(8,043)	(13,517)	(3,273)	(20,602)
(2,930)	(6,790)	(75)	(11,312)
44,091	(32,573)	6,607	(77,668)
55,992	66,649	(22,674)	(59,929)

847,784	781,135	720,803	780,732
$903,776	$847,784	$698,129	$720,803

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the period ended March 31, 2022

Multi-Asset Inflation Managed Fund
Cash Flows Provided By Operating Activities:
Net Increase in Net Assets Resulting from Operations	$74,013
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided in Operating Activities:
Purchase of Investment Securities	(831,071)
Proceeds from Disposition of Investment Securities	758,954
Proceeds from Securities Sold Short	32,166
Purchases to Cover Securities Sold Short	(17,164)
Purchased Options/Purchases to Cover Written Options	384
Amortization (Accretion of Market Discount)	(8,956)
Net Realized (Gain) Loss on:
Investments and Securities Sold Short	1,337
Net Change in Unrealized (Appreciation) Depreciation on:
Investments and Securities Sold Short	(12,335)
Changes in Assets:
Cash Collateral on Forwards	-
Cash Collateral on Swaps	(967)
Cash Collateral on Futures	(783)
Receivable for Investment Securities Sold	(9,044)
Dividends and Interest Receivable	26
Receivable for Variation Margin	2,272
Foreign Tax Reclaim receivable	4
OTC Swap Contracts, at Value	3,153
OTC Options, at value	(238)
Unrealized Loss on Forward Foreign Currency Contracts	(39)
Prepaid expenses	(9)
Changes in Liabilities:
Payable for securities sold short	16,244
Payable for Investment Securities Purchased	2,109
OTC Swap Contracts, at Value	2,443
Administration Fees Payable	33
Shareholder Servicing Fees Payable	21
OTC Options, at value	(118)
Payable for Variation Margin	447
Investment Advisory Fees Payable	9
Due to Broker	(779)
Unrealized Gain on Forward Foreign Currency Contracts	658
Accrued Expense Payable	10
Net Cash Provided by Operating Activities	12,780
Cash Flows Used In Financing Activities
Reverse Repurchase Agreements	(43,531)
Dividends and Distributions	(62,112)
Proceeds from Shares Issued	81,744
Reinvestment of Dividends and Distributions	56,688
Cost of Shares Redeemed	(93,520)
Net Cash Used In Financing Activities	(60,731)
Net Change in Cash, Restricted Cash, and Foreign Currency	(47,951)
Cash, Restricted Cash, and Foreign Currency at Beginning of Period	$178,510
Cash, Restricted Cash, and Foreign Currency at End of Period	$130,559
Supplemental Disclosure of Cash Flow Information Interest paid	$2,852

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2022	$17.51	$0.06	$0.49	$0.55	$(0.05)	$(2.25)	$(2.30)	$15.76	2.62%	$1,965,584	0.89%	0.95%	0.67%	23%
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89	0.95	0.63	33
2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89	0.96	1.16	63
2019	15.92	0.19	(0.22)	(0.03)	(0.18)	(1.77)	(1.95)	13.94	1.17	2,158,883	0.89	0.95	1.37	72
2018	14.65	0.13	2.22	2.35	(0.12)	(0.96)	(1.08)	15.92	16.80	2,439,320	0.89	0.94	0.87	80
2017	12.54	0.12	2.11	2.23	(0.12)	—	(0.12)	14.65	17.88	2,362,180	0.89	0.95	0.91	100
Class Y
2022	$17.52	$0.08	$0.48	$0.56	$(0.07)	$(2.25)	$(2.32)	$15.76	2.70%	$98,875	0.64%	0.70%	0.92%	23%
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64	0.70	0.88	33
2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64	0.71	1.41	63
2019	15.93	0.22	(0.22)	—	(0.21)	(1.77)	(1.98)	13.95	1.44	131,736	0.64	0.70	1.62	72
2018	14.66	0.17	2.22	2.39	(0.16)	(0.96)	(1.12)	15.93	17.08	137,136	0.64	0.69	1.11	80
2017	12.55	0.16	2.10	2.26	(0.15)	—	(0.15)	14.66	18.16	156,329	0.64	0.70	1.16	100
Large Cap Value Fund
Class F
2022	$27.27	$0.26	$1.80	$2.06	$(0.23)	$(1.19)	$(1.42)	$27.91	7.69%	$1,316,423	0.89%	0.92%	1.85%	11%
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89	0.93	1.80	29
2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89	0.93	2.15	65
2019	26.21	0.50	(0.92)	(0.42)	(0.48)	(2.06)	(2.54)	23.25	(0.91)	1,190,700	0.89	0.93	2.17	52
2018	24.70	0.39	2.39	2.78	(0.37)	(0.90)	(1.27)	26.21	11.54	1,285,571	0.89	0.93	1.51	83
2017	21.20	0.32	3.49	3.81	(0.31)	—	(0.31)	24.70	18.13	1,261,075	0.89	0.93	1.38	76
Class I
2022	$27.30	$0.23	$1.80	$2.03	$(0.20)	$(1.19)	$(1.39)	$27.94	7.57%	$3,069	1.11%	1.17%	1.62%	11%
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11	1.18	1.58	29
2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11	1.18	1.93	65
2019	26.23	0.45	(0.93)	(0.48)	(0.42)	(2.06)	(2.48)	23.27	(1.14)	3,042	1.11	1.18	1.95	52
2018	24.71	0.33	2.40	2.73	(0.31)	(0.90)	(1.21)	26.23	11.30	4,427	1.11	1.18	1.29	83
2017	21.21	0.27	3.49	3.76	(0.26)	—	(0.26)	24.71	17.84	4,666	1.11	1.18	1.16	76
Class Y
2022	$27.27	$0.29	$1.80	$2.09	$(0.26)	$(1.19)	$(1.45)	$27.91	7.83%	$204,636	0.64%	0.67%	2.10%	11%
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64	0.68	2.05	29
2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64	0.68	2.40	65
2019	26.21	0.55	(0.91)	(0.36)	(0.53)	(2.06)	(2.59)	23.26	(0.62)	150,772	0.64	0.69	2.41	52
2018	24.70	0.45	2.40	2.85	(0.44)	(0.90)	(1.34)	26.21	11.82	141,700	0.64	0.68	1.77	83
2017	21.21	0.38	3.48	3.86	(0.37)	—	(0.37)	24.70	18.37	120,357	0.64	0.69	1.63	76

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2022	$51.97	$(0.05)	$0.30	$0.25	$—	$(6.74)	$(6.74)	$45.48	(0.75)%	$1,427,543	0.89%	0.97%	(0.21)%	25%
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89	0.97	(0.26)	42
2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89	0.98	0.11	58
2019	39.89	0.13	0.22	0.35	(0.12)	(4.33)	(4.45)	35.79	2.43	1,314,152	0.89	0.98	0.36	88
2018	34.72	0.06	8.03	8.09	(0.05)	(2.87)	(2.92)	39.89	24.74	1,416,472	0.89	0.98	0.16	75
2017	29.74	0.06	4.96	5.02	(0.04)	—	(0.04)	34.72	16.89	1,364,210	0.89	0.98	0.20	95
Class I
2022	$50.26	$(0.11)	$0.32	$0.21	$—	$(6.74)	$(6.74)	$43.73	(0.86)%	$2,612	1.11%	1.22%	(0.44)%	25%
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11	1.22	(0.49)	42
2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11	1.23	(0.12)	58
2019	38.96	0.05	0.21	0.26	(0.03)	(4.33)	(4.36)	34.86	2.22	2,643	1.11	1.16	0.14	88
2018	34.02	(0.02)	7.84	7.82	(0.01)	(2.87)	(2.88)	38.96	24.42	3,863	1.11	1.23	(0.06)	75
2017	29.17	(0.01)	4.86	4.85	—	—	—	34.02	16.63	3,607	1.11	1.23	(0.03)	95
Class Y
2022	$52.11	$0.01	$0.30	$0.31	$—	$(6.74)	$(6.74)	$45.68	(0.62)%	$221,764	0.64%	0.72%	0.04%	25%
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64	0.72	(0.02)	42
2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64	0.73	0.36	58
2019	39.96	0.21	0.24	0.45	(0.24)	(4.33)	(4.57)	35.84	2.70	157,270	0.64	0.73	0.60	88
2018	34.76	0.15	8.04	8.19	(0.12)	(2.87)	(2.99)	39.96	25.04	139,001	0.64	0.73	0.41	75
2017	29.80	0.14	4.96	5.10	(0.14)	—	(0.14)	34.76	17.17	123,109	0.64	0.74	0.45	95
Large Cap Index Fund
Class F
2022	$15.47	$0.09	$0.55	$0.64	$(0.09)	$(0.05)	$(0.14)	$15.97	4.01%	$1,105,308	0.25%	0.64%	1.13%	6%
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25	0.64	1.18	9
2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25	0.64	1.52	8
2019	10.37	0.18	0.18	0.36	(0.17)	(0.02)	(0.19)	10.54	3.61	455,657	0.25	0.65	1.81	6
2018(2)	10.00	0.13	0.31	0.44	(0.07)	—	(0.07)	10.37	4.47 ‡	233,871	0.25	0.64	1.93	6
Tax-Managed Large Cap Fund
Class F
2022	$35.12	$0.15	$1.42	$1.57	$(0.13)	$(1.53)	$(1.66)	$35.03	4.31%	$4,034,015	0.88%	0.88%	0.83%	10%
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89	0.89	0.90	14
2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89	0.91	1.19	40
2019	27.66	0.31	0.04	0.35	(0.30)	(0.18)	(0.48)	27.53	1.42	3,543,245	0.89	0.91	1.20	54
2018	24.11	0.22	3.83	4.05	(0.20)	(0.30)	(0.50)	27.66	16.99	3,773,973	0.89	0.90	0.84	44
2017	20.74	0.18	3.37	3.55	(0.18)	—	(0.18)	24.11	17.19	3,385,550	0.90 (3)	0.94	0.82	88
Class Y
2022	$35.14	$0.19	$1.43	$1.62	$(0.18)	$(1.53)	$(1.71)	$35.05	4.44%	$527,841	0.63%	0.63%	1.08%	10%
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64	0.64	1.14	14
2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64	0.66	1.44	40
2019	27.67	0.38	0.04	0.42	(0.37)	(0.18)	(0.55)	27.54	1.67	447,895	0.64	0.66	1.46	54
2018	24.13	0.28	3.82	4.10	(0.26)	(0.30)	(0.56)	27.67	17.22	371,706	0.64	0.65	1.08	44
2017	20.75	0.24	3.37	3.61	(0.23)	—	(0.23)	24.13	17.52	317,822	0.65 (3)	0.69	1.07	88

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes contribution from SIMC. Without the cash contribution, the Fund's return would have been 4.26% (See Note 6 in the Notes to Financial Statements).
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.
(3)	The expense ratio includes litigation expenses outside the cap.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2022	$92.42	$0.54	$5.04	$5.58	$(0.49)		$(6.14)	$(6.63)	$91.37	5.79%	$981,409	0.25%	0.54%	1.17%	2%
2021	75.64	1.04	20.61	21.65	(1.04)		(3.83)	(4.87)	92.42	29.73	981,074	0.25	0.54	1.20	5
2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (2)	844,753	0.25	0.54	1.64	19
2019	68.94	1.24	1.29	2.53	(1.23)		(1.24)	(2.47)	69.00	4.07	826,946	0.25	0.54	1.90	11
2018(3)	60.22	1.20	9.19	10.39	(1.13)		(0.54)	(1.67)	68.94	17.53	904,819	0.29	0.55	1.85	17
2017	53.32	0.89	8.47	9.36	(0.87)		(1.59)	(2.46)	60.22	18.12	417,308	0.43	0.54	1.58	21
Class I
2022	$93.01	$0.36	$5.06	$5.42	$(0.30)		$(6.14)	$(6.44)	$91.99	5.59%	$6,631	0.65%	0.79%	0.76%	2%
2021	76.11	0.69	20.75	21.44	(0.71)		(3.83)	(4.54)	93.01	29.21	6,913	0.65	0.79	0.80	5
2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (2)	5,331	0.65	0.79	1.23	19
2019	69.31	0.98	1.30	2.28	(0.96)		(1.24)	(2.20)	69.39	3.66	5,322	0.65	0.79	1.49	11
2018(3)	60.56	0.92	9.30	10.22	(0.93)		(0.54)	(1.47)	69.31	17.13	6,372	0.65	0.80	1.43	17
2017	53.58	0.77	8.52	9.29	(0.72)		(1.59)	(2.31)	60.56	17.87	6,328	0.65	0.79	1.36	21
Small Cap Fund
Class F
2022	$16.29	$0.02	$(0.10)	$(0.08)	$—		$(3.15)	$(3.15)	$13.06	(1.17)%	$612,314	1.14%	1.23%	0.28%	51%
2021	10.74	0.01	5.56	5.57	(0.02)		—	(0.02)	16.29	51.86	653,372	1.14	1.23	0.09	139
2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(4)	—	(0.02)	10.74	(2.60)	503,795	1.14	1.23	0.16	149
2019	14.28	0.01	(1.67)	(1.66)	(0.01)		(1.56)	(1.57)	11.05	(10.85)	554,260	1.14	1.24	0.11	116
2018	13.25	(0.02)	1.97	1.95	—		(0.92)	(0.92)	14.28	15.56	690,400	1.14	1.24	(0.17)	162
2017	11.61	(0.02)	1.68	1.66	(0.02)		—	(0.02)	13.25	14.29	588,341	1.14	1.24	(0.12)	135
Class Y
2022	$16.46	$0.04	$(0.10)	$(0.06)	$(0.02)		$(3.15)	$(3.17)	$13.23	(1.06)%	$26,366	0.89%	0.98%	0.52%	51%
2021	10.85	0.05	5.60	5.65	(0.04)		—	(0.04)	16.46	52.15	28,977	0.89	0.98	0.34	139
2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(4)	—	(0.05)	10.85	(2.23)	25,727	0.89	0.98	0.41	149
2019	14.38	0.04	(1.69)	(1.65)	(0.02)		(1.56)	(1.58)	11.15	(10.66)	33,128	0.89	0.99	0.36	116
2018	13.31	0.01	1.98	1.99	—	^	(0.92)	(0.92)	14.38	15.83	36,423	0.89	0.99	0.07	162
2017	11.66	0.02	1.67	1.69	(0.04)		—	(0.04)	13.31	14.51	39,149	0.89	0.99	0.13	135

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
^	Amount represents less than $0.01 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)

Includes contribution from SIMC. Without the cash contribution, the Fund's return for Class F and Class I would have been 14.78% and 14.33%, respectively (See Note 6 in the Notes to Financial Statements).

(3)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund's Class F shares.
(4)	Includes return of capital less than $0.005.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2022	$27.04	$0.11	$0.69	$0.80	$(0.10)	$(2.01)	$(2.11)	$25.73	2.96%	$369,121	1.14%	1.23%	0.81%	20%
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14	1.23	0.56	80
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14	1.24	0.91	65
2019	25.54	0.27	(2.86)	(2.59)	(0.25)	(2.10)	(2.35)	20.60	(9.62)	274,660	1.14	1.24	1.30	74
2018	26.16	0.17	1.53	1.70	(0.17)	(2.15)	(2.32)	25.54	6.81	336,361	1.14	1.24	0.68	132
2017	22.75	0.11	3.43	3.54	(0.13)	—	(0.13)	26.16	15.61	349,296	1.14	1.23	0.45	123
Class I
2022	$26.76	$0.07	$0.69	$0.76	$(0.07)	$(2.01)	$(2.08)	$25.44	2.84%	$1,114	1.36%	1.48%	0.50%	20%
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36	1.48	0.35	80
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36	1.49	0.67	65
2019	25.31	0.22	(2.84)	(2.62)	(0.20)	(2.10)	(2.30)	20.39	(9.83)	1,703	1.36	1.49	1.07	74
2018	25.94	0.12	1.51	1.63	(0.11)	(2.15)	(2.26)	25.31	6.59	2,354	1.36	1.49	0.46	132
2017	22.57	0.05	3.41	3.46	(0.09)	—	(0.09)	25.94	15.37	2,466	1.36	1.48	0.22	123
Class Y
2022	$27.06	$0.14	$0.69	$0.83	$(0.13)	$(2.01)	$(2.14)	$25.75	3.08%	$69,251	0.89%	0.98%	1.06%	20%
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89	0.98	0.82	80
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89	0.99	1.13	65
2019	25.56	0.33	(2.87)	(2.54)	(0.31)	(2.10)	(2.41)	20.61	(9.42)	44,255	0.89	0.99	1.55	74
2018	26.18	0.24	1.52	1.76	(0.23)	(2.15)	(2.38)	25.56	7.07	41,421	0.89	0.99	0.94	132
2017	22.76	0.18	3.43	3.61	(0.19)	—	(0.19)	26.18	15.94	37,243	0.89	0.99	0.74	123
Small Cap Growth Fund
Class F
2022	$45.89	$(0.04)	$(2.35)	$(2.39)	$—	$(9.80)	$(9.80)	$33.70	(6.70)%	$349,158	1.11%	1.23%	(0.20)%	94%
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11	1.23	(0.45)	196
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11	1.23	(0.39)	173
2019	42.96	(0.11)	(6.04)	(6.15)	—	(4.93)	(4.93)	31.88	(13.89)	293,814	1.11	1.24	(0.33)	172
2018	34.42	(0.20)	8.86	8.66	—	(0.12)	(0.12)	42.96	25.25	386,055	1.11	1.24	(0.53)	168
2017	28.86	(0.17)	5.73	5.56	—	—	—	34.42	19.27	312,759	1.11	1.23	(0.55)	116
Class I
2022	$43.32	$(0.09)	$(2.17)	$(2.26)	$—	$(9.80)	$(9.80)	$31.26	(6.81)%	$1,223	1.36%	1.48%	(0.48)%	94%
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36	1.48	(0.70)	196
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36	1.48	(0.64)	173
2019	41.21	(0.19)	(5.80)	(5.99)	—	(4.93)	(4.93)	30.29	(14.13)	1,408	1.36	1.49	(0.59)	172
2018	33.11	(0.28)	8.50	8.22	—	(0.12)	(0.12)	41.21	24.92	2,127	1.36	1.49	(0.79)	168
2017	27.83	(0.24)	5.52	5.28	—	—	—	33.11	18.97	2,079	1.36	1.48	(0.79)	116
Class Y
2022	$46.65	$0.01	$(2.40)	$(2.39)	$—	$(9.80)	$(9.80)	$34.46	(6.57)%	$41,269	0.86%	0.98%	0.05%	94%
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86	0.98	(0.20)	196
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86	0.98	(0.14)	173
2019	43.27	(0.03)	(6.08)	(6.11)	—	(4.93)	(4.93)	32.23	(13.68)	33,340	0.86	0.99	(0.08)	172
2018	34.59	(0.11)	8.91	8.80	—	(0.12)	(0.12)	43.27	25.56	34,078	0.86	0.99	(0.28)	168
2017	28.93	(0.11)	5.77	5.66	—	—	—	34.59	19.57	28,446	0.86	0.98	(0.36)	116

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2022	$28.01	$0.05	$(0.14)	$(0.09)	$(0.04)	$(2.57)	$(2.61)	$25.31	(0.69)%	$883,158	1.11%	1.23%	0.38%	25%
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11	1.23	0.10	71
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11	1.24	0.22	90
2019	25.02	0.11	(2.32)	(2.21)	(0.10)	(1.67)	(1.77)	21.04	(8.27)	771,375	1.11	1.23	0.54	115
2018	22.09	0.02	3.34	3.36	(0.02)	(0.41)	(0.43)	25.02	15.38	907,519	1.11	1.23	0.07	186
2017	18.97	0.03	3.17	3.20	(0.08)	—	(0.08)	22.09	16.91	782,449	1.11 (2)	1.24	0.12	151
Class Y
2022	$28.07	$0.08	$(0.15)	$(0.07)	$(0.07)	$(2.57)	$(2.64)	$25.36	(0.62)%	$111,405	0.89%	0.98%	0.60%	25%
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89	0.98	0.32	71
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89	0.99	0.44	90
2019	25.07	0.16	(2.34)	(2.18)	(0.16)	(1.67)	(1.83)	21.06	(8.12)	98,434	0.89	0.99	0.77	115
2018	22.11	0.07	3.35	3.42	(0.05)	(0.41)	(0.46)	25.07	15.69	88,854	0.89	0.98	0.29	186
2017	18.98	0.07	3.17	3.24	(0.11)	—	(0.11)	22.11	17.14	75,183	0.90 (2)	0.99	0.34	151
Mid-Cap Fund
Class F
2022	$32.65	$0.09	$0.33	$0.42	$(0.06)	$(5.68)	$(5.74)	$27.33	0.72%	$73,342	0.98%	0.98%	0.58%	56%
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98	0.98	0.49	163
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98	0.98	1.17	108
2019	29.13	0.22	(1.43)	(1.21)	(0.20)	(2.78)	(2.98)	24.94	(3.10)	102,280	0.98	0.99	0.89	99
2018	27.81	0.19	3.37	3.56	(0.21)	(2.03)	(2.24)	29.13	13.41	131,640	0.98	0.99	0.66	99
2017	24.00	0.17	3.99	4.16	(0.16)	(0.19)	(0.35)	27.81	17.52	112,423	0.98	0.99	0.67	112
Class I
2022	$32.59	$0.05	$0.33	$0.38	$(0.04)	$(5.68)	$(5.72)	$27.25	0.61%	$369	1.20%	1.23%	0.31%	56%
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20	1.23	0.28	163
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20	1.23	0.96	108
2019	29.09	0.16	(1.41)	(1.25)	(0.15)	(2.78)	(2.93)	24.91	(3.27)	716	1.20	1.24	0.66	99
2018	27.78	0.12	3.36	3.48	(0.14)	(2.03)	(2.17)	29.09	13.11	821	1.20	1.24	0.42	99
2017	23.96	0.12	4.00	4.12	(0.11)	(0.19)	(0.30)	27.78	17.32	864	1.20	1.24	0.46	112
Class Y
2022	$32.67	$0.13	$0.32	$0.45	$(0.09)	$(5.68)	$(5.77)	$27.35	0.84%	$4,044	0.73%	0.73%	0.86%	56%
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73	0.73	0.71	163
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73	0.73	1.42	108
2019	29.15	0.28	(1.42)	(1.14)	(0.27)	(2.78)	(3.05)	24.96	(2.85)	2,604	0.73	0.74	1.14	99
2018	27.83	0.26	3.37	3.63	(0.28)	(2.03)	(2.31)	29.15	13.68	2,962	0.73	0.74	0.92	99
2017	24.01	0.24	4.00	4.24	(0.23)	(0.19)	(0.42)	27.83	17.84	2,267	0.73	0.74	0.93	112

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes litigation expenses outside the cap.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2022	$17.64	$0.18	$1.43	$1.61	$(0.16)	$(1.49)	$(1.65)	$17.60	9.45%	$758,075	0.90%	1.23%	2.04%	29%
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90	1.23	1.43	50
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90	1.23	1.55	77
2019	18.69	0.32	0.91	1.23	(0.31)	(1.83)	(2.14)	17.78	7.89	914,612	0.93	1.23	1.89	44
2018	18.26	0.26	1.80	2.06	(0.27)	(1.36)	(1.63)	18.69	11.83	934,551	0.97	1.23	1.44	72
2017	17.04	0.25	1.72	1.97	(0.26)	(0.49)	(0.75)	18.26	11.85	994,387	1.00	1.23	1.45	48
Class I
2022	$17.64	$0.16	$1.43	$1.59	$(0.14)	$(1.49)	$(1.63)	$17.60	9.31%	$583	1.15%	1.47%	1.81%	29%
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15	1.48	1.17	50
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15	1.48	1.29	77
2019	18.69	0.28	0.91	1.19	(0.27)	(1.83)	(2.10)	17.78	7.62	1,345	1.18	1.48	1.64	44
2018	18.26	0.21	1.80	2.01	(0.22)	(1.36)	(1.58)	18.69	11.55	1,183	1.22	1.48	1.18	72
2017	17.03	0.21	1.71	1.92	(0.20)	(0.49)	(0.69)	18.26	11.58	1,426	1.25	1.48	1.21	48
Class Y
2022	$17.65	$0.20	$1.43	$1.63	$(0.18)	$(1.49)	$(1.67)	$17.61	9.59%	$198,793	0.65%	0.98%	2.29%	29%
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65	0.98	1.69	50
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65	0.98	1.79	77
2019	18.70	0.37	0.91	1.28	(0.36)	(1.83)	(2.19)	17.79	8.16	922,175	0.68	0.98	2.15	44
2018	18.27	0.30	1.80	2.10	(0.31)	(1.36)	(1.67)	18.70	12.11	682,081	0.72	0.98	1.68	72
2017	17.05	0.30	1.71	2.01	(0.30)	(0.49)	(0.79)	18.27	12.13	585,729	0.75	0.98	1.73	48
Global Managed Volatility Fund
Class F
2022	$11.78	$0.06	$0.65	$0.71	$(0.13)	$(1.22)	$(1.35)	$11.14	5.93%	$869,024	1.11%	1.23%	0.98%	45%
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11	1.23	1.07	80
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11	1.25	1.12	86
2019	12.08	0.18	0.26	0.44	(0.29)	(0.77)	(1.06)	11.46	4.75	1,060,614	1.11	1.24	1.61	66
2018	11.97	0.17	0.77	0.94	(0.18)	(0.65)	(0.83)	12.08	8.12	1,184,336	1.11	1.24	1.46	55
2017	11.51	0.17	1.03	1.20	(0.32)	(0.42)	(0.74)	11.97	11.16	1,242,592	1.11	1.24	1.45	61
Class I
2022	$11.48	$0.03	$0.65	$0.68	$(0.10)	$(1.22)	$(1.32)	$10.84	5.87%	$486	1.36%	1.48%	0.54%	45%
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36	1.48	0.83	80
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36	1.50	0.88	86
2019	11.82	0.15	0.25	0.40	(0.26)	(0.77)	(1.03)	11.19	4.45	1,067	1.36	1.49	1.36	66
2018	11.73	0.14	0.75	0.89	(0.15)	(0.65)	(0.80)	11.82	7.87	1,225	1.36	1.49	1.19	55
2017	11.29	0.14	1.00	1.14	(0.28)	(0.42)	(0.70)	11.73	10.80	1,573	1.36	1.48	1.24	61
Class Y
2022	$11.81	$0.07	$0.65	$0.72	$(0.15)	$(1.22)	$(1.37)	$11.16	6.07%	$126,272	0.86%	0.98%	1.23%	45%
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86	0.98	1.31	80
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86	1.00	1.39	86
2019	12.12	0.21	0.25	0.46	(0.32)	(0.77)	(1.09)	11.49	4.95	220,260	0.86	0.99	1.86	66
2018	12.00	0.20	0.78	0.98	(0.21)	(0.65)	(0.86)	12.12	8.46	233,708	0.86	0.99	1.74	55
2017	11.55	0.22	1.00	1.22	(0.35)	(0.42)	(0.77)	12.00	11.32	213,561	0.87	0.99	1.87	61

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2022	$19.75	$0.12	$2.04	$2.16	$(0.11)	$(0.78)	$(0.89)	$21.02	11.01%	$969,730	1.00%	1.23%	1.13%	9%
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00	1.23	1.04	17
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00	1.23	1.48	27
2019	17.22	0.27	0.88	1.15	(0.27)	(0.49)	(0.76)	17.61	7.16	1,004,802	1.00	1.23	1.65	29
2018	15.96	0.21	1.70	1.91	(0.22)	(0.43)	(0.65)	17.22	12.26	1,030,813	1.00	1.23	1.31	24
2017	14.74	0.23	1.61	1.84	(0.23)	(0.39)	(0.62)	15.96	12.84	994,011	1.00	1.23	1.53	22
Class Y
2022	$19.76	$0.14	$2.04	$2.18	$(0.13)	$(0.78)	$(0.91)	$21.03	11.14%	$88,578	0.75%	0.98%	1.38%	9%
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75	0.98	1.28	17
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75	0.98	1.73	27
2019	17.23	0.31	0.88	1.19	(0.31)	(0.49)	(0.80)	17.62	7.42	87,717	0.75	0.99	1.88	29
2018	15.96	0.26	1.70	1.96	(0.26)	(0.43)	(0.69)	17.23	12.60	78,609	0.75	0.99	1.56	24
2017	14.74	0.27	1.61	1.88	(0.27)	(0.39)	(0.66)	15.96	13.12	61,804	0.75	0.98	1.80	22
Tax-Managed International Managed Volatility Fund
Class F
2022	$11.30	$0.08	$(0.17)	$(0.09)	$(0.35)	$—	$(0.35)	$10.86	(0.87)%	$333,492	1.11%	1.38%	1.45%	30%
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11	1.39	2.44	79
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11	1.41	1.84	79
2019	11.38	0.27	(0.61)	(0.34)	(0.27)	—	(0.27)	10.77	(2.76)	331,996	1.11	1.40	2.54	55
2018	11.56	0.26	(0.15)	0.11	(0.29)	—	(0.29)	11.38	0.93	355,027	1.11	1.40	2.21	54
2017(2)	10.00	0.23	1.33	1.56	—	—	—	11.56	15.65	336,350	1.11	1.39	2.29	51
Class Y
2022	$11.32	$0.09	$(0.16)	$(0.07)	$(0.38)	$—	$(0.38)	$10.87	(0.71)%	$56,529	0.86%	1.13%	1.70%	30%
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86	1.14	2.69	79
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86	1.16	2.27	79
2019	11.40	0.32	(0.63)	(0.31)	(0.30)	—	(0.30)	10.79	(2.47)	42,782	0.86	1.15	3.05	55
2018	11.58	0.30	(0.16)	0.14	(0.32)	—	(0.32)	11.40	1.16	25,862	0.86	1.15	2.60	54
2017(2)	10.00	0.30	1.29	1.59	(0.01)	—	(0.01)	11.58	15.90	13,652	0.86	1.15	2.92	51
Real Estate Fund
Class F
2022	$17.62	$0.02	$1.96	$1.98	$(0.10)	$(1.09)	$(1.19)	$18.41	11.32%	$106,230	1.14%	1.23%	0.25%	35%
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14	1.23	0.67	78
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14	1.23	0.95	123
2019	16.06	0.23	2.31	2.54	(0.21)	(1.15)	(1.36)	17.24	17.35	104,562	1.14	1.24	1.47	71
2018	17.15	0.24	0.62	0.86	(0.23)	(1.72)	(1.95)	16.06	5.04	94,715	1.14	1.24	1.27	103
2017	19.37	0.03	(0.21)	(0.18)	(0.41)	(1.63)	(2.04)	17.15	(0.57)	137,877	1.14	1.24	0.16	67
Class I
2022	$17.58	$(0.02)	$1.97	$1.95	$(0.08)	$(1.09)	$(1.17)	$18.36	11.17%	$221	1.36%	1.47%	(0.23)%	35%
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36	1.48	0.47	78
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36	1.48	0.79	123
2019	16.03	0.21	2.29	2.50	(0.18)	(1.15)	(1.33)	17.20	17.06	420	1.36	1.48	1.33	71
2018	17.13	0.24	0.58	0.82	(0.20)	(1.72)	(1.92)	16.03	4.80	455	1.36	1.49	1.31	103
2017	19.35	(0.02)	(0.20)	(0.22)	(0.37)	(1.63)	(2.00)	17.13	(0.80)	529	1.36	1.49	(0.09)	67
Class Y
2022	$17.63	$0.04	$1.97	$2.01	$(0.13)	$(1.09)	$(1.22)	$18.42	11.45%	$18,292	0.89%	0.98%	0.49%	35%
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89	0.98	0.93	78
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89	0.98	1.40	123
2019	16.07	0.27	2.31	2.58	(0.25)	(1.15)	(1.40)	17.25	17.65	36,910	0.89	0.98	1.72	71
2018	17.15	0.32	0.58	0.90	(0.26)	(1.72)	(1.98)	16.07	5.30	36,197	0.89	0.99	1.76	103
2017	19.38	0.07	(0.21)	(0.14)	(0.46)	(1.63)	(2.09)	17.15	(0.37)	36,892	0.89	0.99	0.41	67

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2022	$11.50	$0.08	$(0.87)	$(0.79)	$(0.09)	$(0.03)	$(0.12)	$10.59	(6.96)%	$3,809,640	0.66%	0.72%	1.40%	193%
2021	12.15	0.15	(0.16)	(0.01)	(0.18)	(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66	0.72	1.27	375
2020	11.65	0.23	0.65	0.88	(0.27)	(0.11)	(0.38)	12.15	7.75	3,859,455	0.66	0.73	1.98	357
2019	10.86	0.31	0.81	1.12	(0.33)	—	(0.33)	11.65	10.45	3,755,355	0.66	0.73	2.78	387
2018	11.32	0.29	(0.46)	(0.17)	(0.29)	—	(0.29)	10.86	(1.53)	3,600,785	0.67	0.77	2.55	384
2017	11.71	0.25	(0.15)	0.10	(0.26)	(0.23)	(0.49)	11.32	1.02	1,855,251	0.67	0.80	2.19	386
Class I
2022	$11.49	$0.07	$(0.87)	$(0.80)	$(0.08)	$(0.03)	$(0.11)	$10.58	(7.07)%	$4,311	0.88%	0.97%	1.17%	193%
2021	12.14	0.12	(0.15)	(0.03)	(0.16)	(0.46)	(0.62)	11.49	(0.30)	5,102	0.88	0.97	1.05	375
2020	11.64	0.21	0.66	0.87	(0.26)	(0.11)	(0.37)	12.14	7.59	4,698	0.88	0.98	1.76	357
2019	10.86	0.29	0.79	1.08	(0.30)	—	(0.30)	11.64	10.11	5,085	0.88	0.98	2.57	387
2018	11.31	0.26	(0.45)	(0.19)	(0.26)	—	(0.26)	10.86	(1.66)	6,255	0.89	1.02	2.29	384
2017	11.70	0.22	(0.14)	0.08	(0.24)	(0.23)	(0.47)	11.31	0.80	5,975	0.89	1.05	1.97	386
Class Y
2022	$11.51	$0.09	$(0.87)	$(0.78)	$(0.10)	$(0.03)	$(0.13)	$10.60	(6.84)%	$475,427	0.41%	0.47%	1.65%	193%
2021	12.16	0.18	(0.16)	0.02	(0.21)	(0.46)	(0.67)	11.51	0.16	501,505	0.41	0.47	1.51	375
2020	11.66	0.26	0.65	0.91	(0.30)	(0.11)	(0.41)	12.16	7.98	455,054	0.41	0.48	2.22	357
2019	10.87	0.34	0.80	1.14	(0.35)	—	(0.35)	11.66	10.71	439,460	0.41	0.48	3.03	387
2018	11.32	0.31	(0.44)	(0.13)	(0.32)	—	(0.32)	10.87	(1.20)	392,931	0.42	0.52	2.80	384
2017	11.71	0.28	(0.15)	0.13	(0.29)	(0.23)	(0.52)	11.32	1.27	225,440	0.42	0.55	2.46	386
High Yield Bond Fund
Class F
2022	$7.08	$0.20	$(0.37)	$(0.17)	$(0.19)	$(0.05)	$(0.24)	$6.67	(2.43)%	$1,324,619	0.89%	0.98%	5.75%	26%
2021	6.46	0.40	0.72	1.12	(0.37)	(0.13)	(0.50)	7.08	17.84	1,430,709	0.89	0.98	5.78	67
2020	6.91	0.36	(0.39)	(0.03)	(0.38)	(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89	0.98	5.54	88
2019	7.13	0.39	(0.11)	0.28	(0.39)	(0.11)	(0.50)	6.91	4.24	1,444,565	0.89	0.98	5.68	69
2018	7.33	0.38	(0.11)	0.27	(0.38)	(0.09)	(0.47)	7.13	3.88	1,484,436	0.89	0.98	5.38	58
2017	7.18	0.42	0.26	0.68	(0.41)	(0.12)	(0.53)	7.33	9.75	1,469,480	0.90 (2)	1.01	5.83	62
Class I
2022	$6.82	$0.18	$(0.34)	$(0.16)	$(0.19)	$(0.05)	$(0.24)	$6.42	(2.44)%	$5	1.11%	1.22%	5.43%	26%
2021	6.22	0.37	0.70	1.07	(0.34)	(0.13)	(0.47)	6.82	17.72	581	1.11	1.23	5.55	67
2020	6.65	0.33	(0.37)	(0.04)	(0.35)	(0.04)	(0.39)	6.22	(0.46)	409	1.11	1.23	4.99	88
2019	6.88	0.36	(0.12)	0.24	(0.36)	(0.11)	(0.47)	6.65	3.79	11,926	1.12	1.23	5.51	69
2018	7.08	0.35	(0.11)	0.24	(0.35)	(0.09)	(0.44)	6.88	3.61	545	1.10	1.22	5.08	58
2017	6.93	0.39	0.26	0.65	(0.38)	(0.12)	(0.50)	7.08	9.65	1,147	1.12 (2)	1.25	5.58	62
Class Y
2022	$7.08	$0.21	$(0.37)	$(0.16)	$(0.20)	$(0.05)	$(0.25)	$6.67	(2.31)%	$189,494	0.64%	0.73%	6.01%	26%
2021	6.46	0.42	0.72	1.14	(0.39)	(0.13)	(0.52)	7.08	18.13	195,613	0.64	0.73	6.03	67
2020	6.91	0.38	(0.39)	(0.01)	(0.40)	(0.04)	(0.44)	6.46	(0.07)	174,334	0.64	0.73	5.78	88
2019	7.13	0.41	(0.11)	0.30	(0.41)	(0.11)	(0.52)	6.91	4.51	185,383	0.64	0.73	5.92	69
2018	7.32	0.40	(0.11)	0.29	(0.39)	(0.09)	(0.48)	7.13	4.27	177,644	0.64	0.73	5.62	58
2017	7.18	0.44	0.25	0.69	(0.43)	(0.12)	(0.55)	7.32	9.87	187,087	0.65 (2)	0.76	6.08	62

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes litigation expenses outside the cap.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2022	$10.00	$—	^	$(0.01)	$(0.01)	$— ^	$—	$— ^	$9.99	(0.09)%	$300,223	0.19%	0.58%	0.02%	–%
2021	10.00	—		—	—	— ^	—	— ^	10.00	0.01	269,681	0.19	0.58	—	–
2020	10.00	0.09		0.01	0.10	(0.10)	—	(0.10)	10.00	0.96	319,030	0.30	0.59	0.90	–
2019	10.00	0.23		—	0.23	(0.23)	—	(0.23)	10.00	2.32	229,166	0.30	0.59	2.29	–
2018	10.00	0.16		—	0.16	(0.16)	—	(0.16)	10.00	1.60	209,822	0.30	0.59	1.60	–
2017	10.00	0.08		—	0.08	(0.08)	—	(0.08)	10.00	0.83	190,440	0.30	0.58	0.84	–
Class Y
2022	$10.01	$0.01		$(0.01)	$—	$— ^	$—	$— ^	$10.01	0.02%	$13,883	0.09%	0.33%	0.11%	–%
2021	10.00	0.01		—	0.01	— ^	—	— ^	10.01	0.11	16,962	0.09	0.33	0.10	–
2020	10.00	0.11		—	0.11	(0.11)	—	(0.11)	10.00	1.06	22,256	0.20	0.34	1.05	–
2019	10.00	0.24		—	0.24	(0.24)	—	(0.24)	10.00	2.42	23,125	0.20	0.34	2.38	–
2018	10.00	0.17		—	0.17	(0.17)	—	(0.17)	10.00	1.70	27,498	0.20	0.34	1.71	–
2017	10.00	0.10		(0.01)	0.09	(0.09)	—	(0.09)	10.00	0.94	19,984	0.20	0.33	0.96	–
Tax-Free Conservative Income Fund
Class F
2022	$10.00	$—	^	$—	$—	$— ^	$—	$— ^	$10.00	0.01%	$179,106	0.14%	0.58%	0.02%	–%
2021	10.00	—		—	—	— ^	—	— ^	10.00	0.01	183,626	0.13	0.58	0.01	–
2020	10.00	0.06		—	0.06	(0.06)	—	(0.06)	10.00	0.64	212,828	0.30	0.59	0.62	–
2019	10.00	0.14		—	0.14	(0.14)	—	(0.14)	10.00	1.37	162,368	0.30	0.59	1.36	–
2018	10.00	0.10		—	0.10	(0.10)	—	(0.10)	10.00	0.99	162,338	0.30	0.59	0.99	–
2017	10.00	0.05		—	0.05	(0.05)	—	(0.05)	10.00	0.51	163,219	0.30	0.59	0.51	–
Class Y
2022	$10.01	$—	^	$—	$—	$— ^	$—	$— ^	$10.01	0.01%	$5,256	0.08%	0.33%	0.06%	–%
2021	10.00	0.01		—	0.01	— ^	—	— ^	10.01	0.11	9,273	0.03	0.33	0.10	–
2020	10.00	0.09		(0.02)	0.07	(0.07)	—	(0.07)	10.00	0.73	5,770	0.20	0.34	0.87	–
2019	10.00	0.15		—	0.15	(0.15)	—	(0.15)	10.00	1.47	16,727	0.20	0.34	1.45	–
2018	10.00	0.11		—	0.11	(0.11)	—	(0.11)	10.00	1.09	11,126	0.20	0.34	1.13	–
2017	10.00	0.06		—	0.06	(0.06)	—	(0.06)	10.00	0.60	3,782	0.20	0.34	0.63	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
^	Amount represents less than $0.005 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2022	$10.68	$0.24	$(0.19)	$0.05	$(0.26)		$—	$(0.26)	$10.47	0.51%	$269,763	0.45%	0.70%	4.52%	18%
2021	10.40	0.44	0.10	0.54	(0.26)		—	(0.26)	10.68	5.26	228,319	0.45	0.70	4.18	31
2020	9.96	0.07	0.42	0.49	(0.05)		—	(0.05)	10.40	4.98	238,849	0.45	0.70	0.72	41
2019	9.91	0.16	0.15	0.31	(0.26)		—	(0.26)	9.96	3.14	227,413	0.45	0.70	1.59	34
2018	10.03	0.25	(0.23)	0.02	(0.14)		—	(0.14)	9.91	0.24	238,889	0.45	0.71	2.51	35
2017	10.14	0.11	(0.11)	—	(0.11	)(2)	—	(0.11)	10.03	0.03	252,333	0.45	0.73	1.07	49
Class Y
2022	$10.73	$0.24	$(0.18)	$0.06	$(0.27)		$—	$(0.27)	$10.52	0.56%	$17,789	0.35%	0.45%	4.57%	18%
2021	10.44	0.43	0.14	0.57	(0.28)		—	(0.28)	10.73	5.47	17,931	0.35	0.45	4.11	31
2020	10.00	0.08	0.42	0.50	(0.06)		—	(0.06)	10.44	5.01	21,395	0.35	0.45	0.84	41
2019	9.94	0.18	0.14	0.32	(0.26)		—	(0.26)	10.00	3.31	24,322	0.35	0.46	1.80	34
2018	10.06	0.26	(0.23)	0.03	(0.15)		—	(0.15)	9.94	0.29	16,691	0.35	0.46	2.60	35
2017	10.17	0.12	(0.11)	0.01	(0.12	)(2)	—	(0.12)	10.06	0.11	18,205	0.35	0.48	1.15	49
Dynamic Asset Allocation Fund
Class F
2022	$18.50	$0.05	$1.43	$1.48	$(0.59)		$(1.41)	$(2.00)	$17.98	7.85%	$784,605	0.75%	1.18%	0.53%	2%
2021	14.98	0.10	4.58	4.68	(0.89)		(0.27)	(1.16)	18.50	32.72	816,977	0.75	1.18	0.56	10
2020	13.23	0.14	1.84	1.98	(0.23)		—	(0.23)	14.98	15.07	723,775	0.75	1.18	1.06	16
2019	13.22	0.17	0.07	0.24	(0.23)		—	(0.23)	13.23	2.14	725,857	0.75	1.18	1.31	5
2018	12.10	0.17	1.15	1.32	(0.18)		(0.02)	(0.20)	13.22	10.95	800,036	0.75	1.19	1.30	11
2017	10.18	0.15	1.87	2.02	(0.10)		—	(0.10)	12.10	19.95	696,463	0.75	1.18	1.30	3
Class Y
2022	$18.54	$0.08	$1.42	$1.50	$(0.64)		$(1.41)	$(2.05)	$17.99	7.92%	$43,790	0.50%	0.93%	0.83%	2%
2021	15.01	0.14	4.58	4.72	(0.92)		(0.27)	(1.19)	18.54	33.05	46,976	0.50	0.93	0.81	10
2020	13.26	0.08	1.93	2.01	(0.26)		—	(0.26)	15.01	15.31	41,757	0.50	0.93	0.59	16
2019	13.25	0.19	0.08	0.27	(0.26)		—	(0.26)	13.26	2.43	70,477	0.50	0.93	1.51	5
2018	12.12	0.19	1.17	1.36	(0.21)		(0.02)	(0.23)	13.25	11.26	78,280	0.50	0.93	1.51	11
2017	10.20	0.17	1.87	2.04	(0.12)		—	(0.12)	12.12	20.17	73,159	0.50	0.93	1.55	3

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes return of capital of $0.01.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2022	$10.54	$0.01	$(0.01)	$—	$(0.13)	$(0.62)	$(0.75)	$9.79	0.01%	$440,714	1.84	%(2)	2.59%	0.25%	190%
2021	9.98	0.09	0.76	0.85	(0.05)	(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
2020	9.61	0.08	0.39	0.47	(0.10)	—	(0.10)	9.98	4.90	463,468	1.72	(3)	2.54	0.84	527
2019	10.10	0.14	(0.18)	(0.04)	(0.16)	(0.29)	(0.45)	9.61	(0.18)	472,129	1.44	(4)	2.38	1.24	315
2018	10.11	0.07	0.14	0.21	(0.02)	(0.20)	(0.22)	10.10	2.11	509,559	1.41	(5)	2.41	0.72	266	(6)
2017	9.67	(0.01)	0.46	0.45	(0.01)	—	(0.01)	10.11	4.62	508,046	1.41	(7)	2.44	(0.12)	215	(6)
Class Y
2022	$10.55	$0.02	$(0.02)	$—	$(0.15)	$(0.62)	$(0.77)	$9.78	0.07%	$8,555	1.60	%(8)	2.34%	0.49%	190%
2021	9.98	0.12	0.77	0.89	(0.08)	(0.24)	(0.32)	10.55	8.94	8,585	1.74	(8)	2.50	1.12	424
2020	9.61	0.11	0.38	0.49	(0.12)	—	(0.12)	9.98	5.16	8,464	1.47	(9)	2.29	1.12	527
2019	10.11	0.13	(0.15)	(0.02)	(0.19)	(0.29)	(0.48)	9.61	(0.01)	9,821	1.20	(10)	2.15	1.11	315
2018	10.12	0.10	0.14	0.24	(0.05)	(0.20)	(0.25)	10.11	2.36	5,951	1.16	(11)	2.16	0.95	266	(6)
2017	9.68	0.03	0.44	0.47	(0.03)	—	(0.03)	10.12	4.79	4,841	1.14	(12)	2.16	0.34	215	(6)
Multi-Asset Accumulation Fund
Class F
2022	$10.31	$0.01	$(0.13)	$(0.12)	$(0.64)	$(0.65)	$(1.29)	$8.90	(1.67)%	$2,408,682	1.17%		1.29%	0.26%	19%
2021	9.55	(0.01)	1.28	1.27	—	(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
2020	10.63	(0.02)	0.18	0.16	(0.13)	(1.11)	(1.24)	9.55	1.51	2,420,060	1.17		1.30	(0.23)	61
2019	9.81	0.08	1.03	1.11	(0.27)	(0.02)	(0.29)	10.63	11.94	2,659,785	1.17		1.30	0.80	63
2018	10.01	0.06	0.24	0.30	—	(0.50)	(0.50)	9.81	2.93	2,655,399	1.17		1.29	0.64	11
2017	10.31	(0.01)	0.39	0.38	(0.07)	(0.61)	(0.68)	10.01	4.33	2,468,847	1.17		1.31	(0.12)	28
Class Y
2022	$10.41	$0.02	$(0.14)	$(0.12)	$(0.66)	$(0.65)	$(1.31)	$8.98	(1.62)%	$180,225	0.92%		1.04%	0.42%	19%
2021	9.62	(0.02)	1.32	1.30	—	(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54
2020	10.70	(0.03)	0.21	0.18	(0.15)	(1.11)	(1.26)	9.62	1.74	190,469	0.92		1.05	(0.26)	61
2019	9.88	0.07	1.06	1.13	(0.29)	(0.02)	(0.31)	10.70	12.16	220,654	0.92		1.05	0.66	63
2018	10.06	0.05	0.27	0.32	—	(0.50)	(0.50)	9.88	3.13	228,037	0.92		1.04	0.52	11
2017	10.36	—	0.41	0.41	(0.10)	(0.61)	(0.71)	10.06	4.55	237,569	0.92		1.06	(0.03)	28

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.20%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%.
(6)	The portfolio turnover rate in 2017 and 2018 have been changed from 37% to 215% and 373% to 266%, respectively.
(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.06%.
(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%.
(10)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.96%.
(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%.
(12)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.79%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2022	$11.49	$0.22	$(0.75)	$(0.53)	$(0.22)		$(0.01)	$(0.23)	$10.73	(4.77)%	$698,299	0.80%		1.20%	3.99%	15%
2021	10.85	0.42	0.61	1.03	(0.39)		—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
2020	11.07	0.40	(0.20)	0.20	(0.39)		(0.03)	(0.42)	10.85	1.86	770,599	0.80		1.21	3.69	137
2019	10.61	0.45	0.41	0.86	(0.40)		—	(0.40)	11.07	8.29	816,056	0.80		1.20	4.15	76
2018	10.88	0.40	(0.24)	0.16	(0.34	)(2)	(0.09)	(0.43)	10.61	1.56	815,020	0.80		1.21	3.78	119
2017	10.56	0.48	0.24	0.72	(0.40)		—	(0.40)	10.88	6.90	813,767	0.80		1.21	4.47	77
Class Y
2022	$11.49	$0.23	$(0.77)	$(0.54)	$(0.21)		$(0.01)	$(0.22)	$10.73	(4.73)%	$160,918	0.70%		0.95%	4.09%	15%
2021	10.85	0.43	0.61	1.04	(0.40)		—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
2020	11.07	0.41	(0.20)	0.21	(0.40)		(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.96	3.79	137
2019	10.61	0.46	0.41	0.87	(0.41)		—	(0.41)	11.07	8.39	161,776	0.70		0.95	4.25	76
2018	10.88	0.41	(0.24)	0.17	(0.35	)(2)	(0.09)	(0.44)	10.61	1.66	175,431	0.70		0.96	3.88	119
2017	10.56	0.49	0.24	0.73	(0.41)		—	(0.41)	10.88	7.00	166,980	0.70		0.96	4.60	77
Multi-Asset Inflation Managed Fund
Class F
2022	$8.91	$0.11	$0.63	$0.74	$(0.66)		$—	$(0.66)	$8.99	8.85%	$862,291	0.97	%(3)	1.20%	2.61%	42%
2021	7.88	0.24	0.91	1.15	(0.12)		—	(0.12)	8.91	14.71	803,799	1.12	(3)	1.36	2.84	65
2020	8.28	0.10	(0.38)	(0.28)	(0.12)		—	(0.12)	7.88	(3.41)	735,962	1.38	(3)	1.62	1.28	63
2019	8.49	0.14	(0.20)	(0.06)	(0.15)		—	(0.15)	8.28	(0.62)	798,451	1.52	(3)	1.76	1.68	30
2018	8.52	0.17	(0.08)	0.09	(0.12)		—	(0.12)	8.49	1.04	860,457	1.52	(3)	1.76	1.97	32
2017	8.80	0.09	(0.27)	(0.18)	(0.10)		—	(0.10)	8.52	(2.07)	821,191	1.33	(3)	1.56	1.01	68
Class Y
2022	$8.92	$0.12	$0.63	$0.75	$(0.68)		$—	$(0.68)	$8.99	8.99%	$41,485	0.72%		0.95%	2.79%	42%
2021	7.89	0.22	0.95	1.17	(0.14)		—	(0.14)	8.92	14.99	43,985	0.87	(4)	1.11	2.62	65
2020	8.29	0.11	(0.37)	(0.26)	(0.14)		—	(0.14)	7.89	(3.17)	45,173	1.13	(5)	1.37	1.35	63
2019	8.50	0.13	(0.17)	(0.04)	(0.17)		—	(0.17)	8.29	(0.35)	55,857	1.27	(4)	1.51	1.56	30
2018	8.53	0.16	(0.05)	0.11	(0.14)		—	(0.14)	8.50	1.29	63,546	1.27	(4)	1.50	1.90	32
2017	8.82	0.10	(0.26)	(0.16)	(0.13)		—	(0.13)	8.53	(1.90)	68,506	1.08	(4)	1.32	1.13	68

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes return of capital of $0.02.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2022 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2022	$10.51	$(0.02)	$(0.11)	$(0.13)	$(0.07)	$(0.22)	$(0.29)	$10.09	(1.31)%	$661,749	0.62%	0.98%	(0.31)%	46%
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62	0.98	— ^	125
2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62	0.98	0.37	124
2019	10.05	0.15	0.24	0.39	(0.05)	—	(0.05)	10.39	3.94	684,753	0.62	0.98	1.45	128
2018	10.25	0.09	0.09	0.18	(0.20)	(0.18)	(0.38)	10.05	1.75	682,982	0.62	0.98	0.88	228
2017	10.14	—	0.18	0.18	(0.02)	(0.05)	(0.07)	10.25	1.78	694,247	0.62	0.98	0.02	159
Class Y
2022	$10.54	$(0.01)	$(0.13)	$(0.14)	$(0.08)	$(0.22)	$(0.30)	$10.10	(1.40)%	$36,380	0.52%	0.73%	(0.21)%	46%
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52	0.73	0.08	125
2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52	0.73	0.48	124
2019	10.07	0.16	0.24	0.40	(0.06)	—	(0.06)	10.41	4.04	47,957	0.52	0.73	1.55	128
2018	10.27	0.10	0.09	0.19	(0.21)	(0.18)	(0.39)	10.07	1.84	44,681	0.52	0.73	0.97	228
2017	10.16	0.01	0.17	0.18	(0.02)	(0.05)	(0.07)	10.27	1.88	50,346	0.52	0.73	0.11	159

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements

March 31, 2022 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows of the Multi-Asset Inflation Managed Fund.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds except for the Large Cap Index and S&P 500 Index Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2022, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the six month period ended March 31, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2022, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2022, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2022, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2022, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2022, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2022. Pursuant to the terms of certain loan agreements,

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — At March 31, 2022, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2022, were as follows:

	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Small Cap Growth Fund
Value Creation	145,600	8/10/06	8/10/06	$1,491	$61	0.01%
High Yield Bond Fund
Aventine (Escrow Security)	$2,750	11/30/10	11/20/10	$—	$—	0.00%
Boardriders Inc.	215,931	8/28/20	08/28/20	—	266	0.02%
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	391	8/28/20	08/28/20	391	384	0.03%
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	1,628	8/31/20	08/31/20	1,195	1,600	0.11%
Claire's Stores	777	10/22/18	10/22/18	976	944	0.06%
Copper Property Pass-Through Certificates	118,100	3/18/21	03/18/21	1,827	1,870	0.12%
Foresight	32,601	6/30/20	6/30/20	242	522	0.03%
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien	224	6/30/20	6/30/20	224	223	0.01%
Gymboree Holding Corp	40,312	10/2/17	10/2/17	672	—	0.00%
Mountain Province Diamonds	2,470	12/1/17	12/1/17	2,456	2,458	0.16%
Neiman Marcus Group	620	9/25/09	9/25/09	—	104	0.00%
Neiman Marcus Group (Escrow Security)	1,582	10/8/20	10/8/20	1,475	542	0.04%
NMG Holding	5,340	3/19/21	3/19/21	5,463	5,484	0.36%
Northwest Acquisitions ULC	2,115	10/1/19	10/1/19	1,493	—	0.00%
Parker Drilling Co	79,089	3/26/19	3/26/19	1,000	395	0.03%
Skillsoft Finance II Inc., Initial Term Loan, 1st Lien	187	7/1/21	7/1/21	184	184	0.01%
Trilogy Private Notes	33	10/21/20	10/21/20	33	33	0.00%
Windstream	104	12/14/20	12/14/20	—	1	0.00%
Multi-Strategy Alternative Fund
Parker Drilling Co	4,414	3/26/19	3/26/19	$55	$23	0.01%
Copper Property Pass-Through Certificates	18,673	3/18/21	03/18/21	289	296	0.07%
Mountain Province Diamonds	$390	12/1/17	12/1/17	368	388	0.09%
NMG Holding	190	3/19/21	3/19/21	194	195	0.04%
Northwest Acquisitions ULC	460	10/1/19	10/1/19	419	—	0.00%
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	46	8/28/20	8/28/20	46	46	0.01%
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	273	8/31/20	8/31/20	213	268	0.06%
Hurtigruten Group, 1st Lien	138	6/11/20	6/11/20	152	151	0.03%
Boardriders Inc.	25,646	8/28/20	8/28/20	—	31	0.01%
Multi-Asset Income Fund
Mountain Province Diamonds	$340	1/31/22	1/31/22	$327	$338	0.00%

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$1,945,026	$-	$1,945,026
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	1,837,097	-	1,837,097
Total	$-	$-	$-	$3,782,123	$-	$3,782,123

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	432,381	-	-	432,381
> than 400	-	-	-	-	-	-
Total	$-	$-	$432,381	$-	$-	$432,381

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	(136,388)	-	(136,388)
Total	$-	$-	$-	$(136,388)	$-	$(136,388)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$559,917	$17,407	$-	$577,324
101-200	-	-	208,379	(120)	-	208,259
201-300	-	-	660,649	-	-	660,649
301-400	-	-	352,772	-	-	352,772
> than 400	-	-	-	-	-	-
Total	$-	$-	$1,781,717	17,287	$-	$1,799,004

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$1,372,801	$-	$-	$1,372,801
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	453,164	-	-	453,164
> than 400	-	-	-	-	(1,614,348)	(1,614,348)
Total	$-	$-	$1,825,965	$-	$(1,614,348)	$211,617

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$43,219	$-	$-	$43,219
101-200	-	-	-	-	-	-
201-300	-	-	-	239,169	-	239,169
> than 400	-	-	-	-	-	-
Total	$-	$-	$43,219	$239,169	$-	$282,388

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2022 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$160	*	Net Assets — Unrealized depreciation on futures contracts	$5	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,196		Unrealized loss on forward foreign currency contracts	1,305
Total Derivatives not accounted for as hedging instruments		$3,356			$1,310

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on future contracts	$10,150	*	Net Assets — Unrealized depreciation on future contracts	$25,412	*
	Net Assets — Unrealized appreciation on swap contracts	15,273	†	Net Assets — Unrealized depreciation on swap contracts	5,926	†
	Swaptions purchased, at value	—		Swaptions written, at value	33
	Options purchased, at value	933		Options written, at value	5,683
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,704		Unrealized loss on forward foreign currency contracts	3,931
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	1,121	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$30,181			$40,985

Dynamic Asset Allocation Fund
Interest rate contracts	Swaptions purchased, at value	$15,325		Swaptions written, at value	$—
	Net Assets — Unrealized appreciation on swap contracts	6,202	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	6,206	*	Net Assets — Unrealized depreciation on futures contracts	—	*
Commodity contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	442	†
Total Derivatives not accounted for as hedging instruments		$27,733			$442

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Multi-Strategy Alternative Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$103	*	Net Assets — Unrealized depreciation on swap contracts	$4	*
Equity contracts	Options purchased, at value	1,019		Options written, at value	362	*
	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	61	*
	Net Assets — Unrealized appreciation on swap contracts	460	†	Net Assets — Unrealized depreciation on swap contracts	886	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	245		Unrealized loss on forward foreign currency contracts	742
	Options purchased, at value	46		Options written, at value	36	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	26	†	Net Assets — Unrealized depreciation on swap contracts	87	†
Total Derivatives not accounted for as hedging instruments		$1,899			$2,178

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$306	*	Net Assets — Unrealized depreciation on futures contracts	$55,791	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	14,800	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	41,599	*	Net Assets — Unrealized depreciation on futures contracts	33	*
	Net Assets — Unrealized appreciation on swap contracts	2,960	†	Net Assets — Unrealized depreciation on swap contracts	178	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	12,241		Unrealized loss on forward foreign currency contracts	8,492
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	17,498	*	Net Assets — Unrealized depreciation on futures contracts	6,004	*
Total Derivatives not accounted for as hedging instruments		$74,604			$85,298

Multi-Asset Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on			Net Assets — Unrealized depreciation on
	futures contracts	$2,397	*	futures contracts	$6,157	*
	Net Assets — Unrealized appreciation on swap contracts	1,585	†	Net Assets — Unrealized depreciation on swap contracts	815	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	2,007	*	Net Assets — Unrealized depreciation on futures contracts	—	*
	Options purchased, at value	—		Options written, at value	497
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,496		Unrealized loss on forward foreign currency contracts	2,029
	Options purchased, at value	543		Options written, at value	757
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	915	†	Net Assets — Unrealized depreciation on swap contracts	107	†
Total Derivatives not accounted for as hedging instruments		$10,943			$10,362

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$616	*	Net Assets — Unrealized depreciation on futures contracts	$1,219	*
	Net Assets — Unrealized appreciation on swap contracts	3,916	†	Net Assets — Unrealized depreciation on swap contracts	33	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	2,096	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	229		Unrealized loss on forward foreign currency contracts	750
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	7,310	*	Net Assets — Unrealized depreciation on future contracts	2,713	*
	Net Assets — Unrealized appreciation on swap contracts	309	†	Net Assets — Unrealized depreciation on swap contracts	2,818	†
	Options purchased, at value	2,355		Options written, at value	1,377
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	544	†	Net Assets — Unrealized depreciation on swaps contracts	1,228	†
Total Derivatives not accounted for as hedging instruments		$15,279			$12,234

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$96	*	Net Assets — Unrealized depreciation on futures contracts	$2,066	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	638	†
Equity contracts	Options purchased, at value	299		Options written, at value	51
	Net Assets — Unrealized appreciation on futures contracts	1,605	*	Net Assets — Unrealized depreciation on futures contracts	1,611	*
	Net Assets — Unrealized appreciation on swap contracts	3	†	Net Assets — Unrealized depreciation on swap contracts	58	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,465		Unrealized loss on forward foreign currency contracts	1,830
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	105	†
Total Derivatives not accounted for as hedging instruments		$8,468			$6,359

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six month period ended March 31, 2022:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$276	$—	$—	$276
Foreign exchange contracts	—	—	—	7,370	—	7,370
Total	$—	$—	$276	$7,370	$—	$7,646
Core Fixed Income Fund
Interest rate contracts	$(258)	$53	$(18,351)	$—	$3,544	$(15,012)
Foreign exchange contracts	—	—	—	1,676	—	1,676
Credit contracts	—	—	—	—	(616)	(616)
Total	$(258)	$53	$(18,351)	$1,676	$2,928	$(13,952)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(15)	$—	$(15)
Credit contracts	—	—	—	—	32	32
Total	$—	$—	$—	$(15)	$32	$17

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$(1,006)	$—	$8	$(998)
Equity contracts	(460)	—	(3,512)	—	—	(3,972)
Commodity contracts	—	—	—	—	15,985	15,985
Foreign exchange contracts	—	—	—	(13)	—	9(13)
Total	$(460)	$—	$(4,518)	$(13)	$15,993	$11,002
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$467	$467
Equity contracts	(162)	—	60	—	(129)	(231)
Interest rate contracts	—	—	208	—	551	759
Foreign exchange contracts	—	—	—	241	—	241
Total	$(162)	$—	$268	$241	$889	$1,236
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$112,260	$—	$(9,049)	$103,211
Interest rate contracts	—	—	(135,135)	—	(13,829)	(148,964)
Foreign exchange contracts	—	—	—	28,944	—	28,944
Commodity contracts	—	—	(63,851)	—	5,415	(58,436)
Total	$—	$—	$(86,726)	$28,944	$(17,463)	$(75,245)
Multi-Asset Income Fund
Equity contracts	$(2,092)	$5	$(1,048)	$—	$—	$(3,135)
Credit contracts	—	—	—	—	758	758
Interest rate contracts	—	—	(6,439)	—	2,605	(3,834)
Foreign exchange contracts	(471)	—	—	1,369	—	898
Total	$(2,563)	$5	$(7,487)	$1,369	$3,363	$(5,313)
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$(465)	$(465)
Equity contracts	—	—	1,375	—	—	1,375
Interest rate contracts	—	—	2,827	—	(614)	2,213
Foreign exchange contracts	—	—	—	799	—	799
Commodity contracts	158	—	32,759	—	18,404	51,321
Total	$158	$—	$36,961	$799	$17,325	$55,243
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$18	$18
Equity contracts	(83)	—	(5,435)	—	(8)	(5,526)
Interest rate contracts	—	—	(4,758)	—	(985)	(5,743)
Foreign exchange contracts	—	—	—	5,371	—	5,371
Total	$(83)	$—	$(10,193)	$5,371	$(975)	$(5,880)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$337	$—	$—	$337
Foreign exchange contracts	—	—	—	2,702	—	2,702
Total	$—	$—	$337	$2,702	$—	$3,039
Core Fixed Income Fund
Credit contracts	$—	$—	$—	$—	$843	$843
Equity contracts	—	138	—	—	—	138
Interest rate contracts	(2,223)	—	(10,671)	—	1,913	(10,981)
Foreign exchange contracts	—	—	—	(1,574)	—	(1,574)
Total	$(2,223)	$138	$(10,671)	$(1,574)	$2,756	$(11,574)
High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$29	$29
Foreign exchange contracts	—	—	—	(5)	—	(5)
Total	$—	$—	$—	$(5)	$29	$24
Dynamic Asset Allocation Fund
Equity contracts	$(401)	$—	$9,006	$—	$—	$8,605
Interest rate contracts	—	3,962	—	—	3,495	7,457
Foreign exchange contracts	—	—	—	43	—	43
Commodity contracts	—	—	—	—	(4,447)	(4,447)
Total	$(401)	$3,962	$9,006	$43	$(952)	$11,658
Multi-Strategy Alternative Fund
Credit contracts	$—	$—	$—	$—	$(73)	$(73)
Equity contracts	464	—	(144)	—	(882)	(562)
Interest rate contracts	—	—	(98)	—	(29)	(127)
Foreign exchange contracts	7	—	—	(607)	—	(600)
Total	$471	$—	$(242)	$(607)	$(984)	$(1,362)
Multi-Asset Accumulation Fund
Equity contracts	$—	$—	$73,855	$—	$4,660	$78,515
Interest rate contracts	—	—	(12,642)	—	(12,065)	(24,707)
Foreign exchange contracts	—	—	—	(2,216)	—	(2,216)
Commodity contracts	—	—	4,541	—	1,246	5,787
Total	$—	$—	$65,754	$(2,216)	$(6,159)	$57,379
Multi-Asset Income Fund
Credit contracts	$—	$—	$—	$—	$(703)	$(703)
Equity contracts	(1,300)	—	3,173	—	—	1,873
Interest rate contracts	—	—	(2,631)	—	(1,312)	(3,943)
Foreign exchange contracts	(699)	—	—	2,659	—	1,960
Total	$(1,999)	$—	$542	$2,659	$(2,015)	$(813)
Multi-Asset Inflation Managed Fund
Credit contracts	$—	$—	$—	$—	$1,085	$1,085
Equity contracts	—	—	(2,942)	—	—	(2,942)
Interest rate contracts	—	—	(1,637)	—	5,451	3,814
Foreign exchange contracts	—	—	—	(619)	—	(619)
Commodity contracts	582	—	(1,688)	—	(5,253)	(6,359)
Total	$582	$—	$(6,267)	$(619)	$1,283	$(5,021)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund
Credit contracts	$—	$—	$—	$—	$(51)	$(51)
Equity contracts	185	—	1,563	—	110	1,858
Interest rate contracts	—	—	(826)	—	(241)	(1,067)
Foreign exchange contracts	—	—	—	2,870	—	2,870
Total	$185	$—	$737	$2,870	$(182)	$3,610

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, swap contracts and swaption contracts activity during the six month period ended March 31, 2022 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$17,245	$7,473	$28,320	$15,526	$4,168
Ending Notional Balance Long	8,727	3,637	44,724	8,073	–

	S&P 500 Index Fund	Small Cap Growth Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$9,824	$156
Ending Notional Balance Long	4,725	311

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$136	$2,226	$7,656	$6,477	$4,932
Ending Notional Balance Long	271	4,453	3,285	5,911	3,294
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	444,748	–	–
Average Notional Balance Short	–	–	444,088	–	–
Ending Notional Balance Long	–	–	632,097	–	–
Ending Notional Balance Short	–	–	629,962	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$–	$–	$94,536	$–
Average Notional Balance Short	–	–	–	924
Ending Notional Balance Long	–	–	86,221	–
Ending Notional Balance Short	–	–	–	912
Interest Contracts
Average Notional Balance Long	1,329,475	–	–	–
Average Notional Balance Short	577,942	–	–	1,777
Ending Notional Balance Long	1,328,040	–	–	–
Ending Notional Balance Short	621,284	–	–	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	144,154	–	25,762	52,196

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund
Forward Foreign Currency Contracts: (continued)
Average Notional Balance Short	144,825	–	25,774	52,466
Ending Notional Balance Long	128,359	–	–	35,457
Ending Notional Balance Short	129,587	–	–	35,954
Swaps:
Total Return Contracts
Average Notional Balance Long	–	–	–	311
Credit Contracts
Average Notional Balance Long	–	–	–	12,226
Average Notional Balance Short	143,094	3,402	–	364
Ending Notional Balance Long	–	–	–	13,027
Ending Notional Balance Short	139,843	6,803	–	727
Interest Contracts
Average Notional Balance	423,200	–	119,830	8,722
Ending Notional Balance	425,543	–	119,830	12,542
Equity Contracts
Average Notional Balance Long	–	–	6,637	13,459
Average Notional Balance Short	–	–	–	15,293
Ending Notional Balance Long	–	–	–	11,205
Ending Notional Balance Short	–	–	–	14,084
Commodity Contracts
Average Notional Balance Long	–	–	41,872	–
Average Notional Balance Short	–	–	–	–
Ending Notional Balance Long	–	–	39,662	–
Ending Notional Balance Short	–	–	–	–
Options/Swaptions:
Equity
Average Notional Balance Long†	–	–	–	405
Average Notional Balance Short†	–	–	–	104
Ending Notional Balance Long†	–	–	–	580
Ending Notional Balance Short†	–	–	–	208
Interest
Average Notional Balance Long†	1,347	–	7,544	–
Average Notional Balance Short†	3,157	–	–	–
Ending Notional Balance Long†	1,607	–	7,544	–
Ending Notional Balance Short†	4,394	–	–	–
Currency
Average Notional Balance Long†	–	–	–	8
Average Notional Balance Short†	–	–	–	6
Ending Notional Balance Long†	–	–	–	15
Ending Notional Balance Short†	–	–	–	12

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$435,121	$–	$115,996	$–
Average Notional Balance Short	489	–	17,836	–
Ending Notional Balance Long	407,347	–	103,510	–
Ending Notional Balance Short	978,870	–	17,317	–
Equity Contracts
Average Notional Balance Long	918,632	25,620	–	39,468
Average Notional Balance Short	–	–	38,489	23,597
Ending Notional Balance Long	770,483	25,630	–	27,588
Ending Notional Balance Short	–	–	39,050	25,512
Interest Contracts

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts: (continued)
Average Notional Balance Long	2,918,907	383,124	22,167	115,861
Average Notional Balance Short	–	76,456	69,204	14,548
Ending Notional Balance Long	2,420,313	398,015	44,334	118,113
Ending Notional Balance Short	–	82,892	36,167	14,344
Forward Foreign Currency Contracts:
Average Notional Balance Long	1,190,847	52,466	35,015	262,220
Average Notional Balance Short	1,190,320	52,196	35,067	259,364
Ending Notional Balance Long	1,215,522	1,215,522	29,376	299,154
Ending Notional Balance Short	1,219,279	1,219,279	29,897	294,541
Swaps:
Total Return Basket Swaps
Average Notional Balance Long	–	–	66,577	–
Average Notional Balance Short	–	–	2,974	–
Ending Notional Balance Long	–	–	74,047	–
Ending Notional Balance Short	–	–	5,948	–
Total Return Contracts
Average Notional Balance Short	–	–	8,035	–
Credit Contracts
Average Notional Balance Long	–	8,148	220,158	–
Average Notional Balance Short	–	66,713	81,079	8,430
Ending Notional Balance Long	–	8,148	230,740	–
Ending Notional Balance Short	–	65,203	93,964	6,104
Interest Contracts
Average Notional Balance	523,425	76,481	–	11,511
Ending Notional Balance	414,175	82,538	–	8,722
Equity Contracts
Average Notional Balance Long	89,217	–	–	476
Average Notional Balance Short	–	–	–	198
Ending Notional Balance Long	75,581	–	–	–
Ending Notional Balance Short	–	–	–	396
Commodity Contracts
Average Notional Balance Long	25,844	–	–	–
Average Notional Balance Short	–	–	–	–
Ending Notional Balance Long	21,824	–	–	–
Ending Notional Balance Short	–	–	–	–
Options/Swaptions:
Commodity
Average Notional Balance Long†	–	–	1,443	–
Average Notional Balance Short†	–	–	944	–
Ending Notional Balance Long†	–	–	2,604	–
Ending Notional Balance Short†	–	–	1,746	–
Equity
Average Notional Balance Long†	–	624	–	35
Average Notional Balance Short†	–	1,939	–	5
Ending Notional Balance Long†	–	705	–	69
Ending Notional Balance Short†	–	1,271	–	11
Interest
Average Notional Balance Long†	–	101	–	–
Average Notional Balance Short†	–	123	–	–
Ending Notional Balance Long†	–	187	–	–
Ending Notional Balance Short†	–	226	–	–
Currency
Average Notional Balance Long†	–	65	–	–
Average Notional Balance Short†	–	125	–	–
Ending Notional Balance Long†	–	99	–	–
Ending Notional Balance Short†	–	195	–	–

† Represents cost.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value and variation margin of exchange-traded or centrally cleared financial derivative instruments.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$546	$546
Large Cap Value Fund	–	200	200
Large Cap Growth Fund	–	2,400	2,400
Large Cap Index Fund	–	459	459
S&P 500 Index Fund	–	264	264
Small Cap Growth Fund	–	18	18
Mid-Cap Fund	–	14	14
U.S. Managed Volatility Fund	–	252	252
Global Managed Volatility Fund	–	225	225
Tax-Managed Managed Volatility Fund	–	348	348
Tax-Managed International Managed Volatility Fund	–	296	296
Core Fixed Income Fund	–	21,359	21,359
High Yield Bond Fund	–	727	727
Dynamic Asset Allocation Fund	–	5,107	5,107
Multi-Strategy Alternative Fund	22,291	372	22,663
Multi-Asset Accumulation Fund	–	57,189	57,189
Multi-Asset Income Fund	–	40,975	40,975
Multi-Asset Inflation Managed Fund	223,658	12,774	236,432
Multi-Asset Capital Stability Fund	–	5,705	5,705

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2022 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclay Bank PLC	$85	$—	$—	$85	$(260)	$—	$—	$—	$(260)	$(175)	$—	$(175)
BNP Paribas	163	—	—	163	(600)	—	—	—	(600)	(437)	—	(437)
Brown Brothers Harriman	287	—	—	287	(324)	—	—	—	(324)	(37)	—	(37)
Standard Chartered	2,745	—	—	2,745	(169)	—	—	—	(169)	2,576	—	2,576
Westpack Banking	—	—	—	—	(36)	—	—	—	(36)	(36)	—	(36)
Total Over the Counter	$3,280	$—	$—	$3,280	$(1,389)	$—	$—	$—	$(1,389)

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$—	$(33)	$—	$—	$(33)	$(33)	$—	$(33)
BNP Paribas	—	—	—	—	(7)	—	—	—	(7)	(7)	—	(7)
Citigroup	1,604	—	—	1,604	(44)	—	—	—	(44)	1,560	—	1,560
Goldman Sachs	7	—	—	7	(1,787)	—	—	—	(1,787)	(1,780)	—	(1,780)
Morgan Stanley	1,093	—	—	1,093	(2,093)	—	—	—	(2,093)	(1,000)	—	(1,000)
Total Over the Counter	$2,704	$—	$—	$2,704	$(3,931)	$(33)	$—	$—	$(3,964)

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$15,325	$—	$15,325	$—	$—	$—	$—	$—	$15,325	$—	$15,325
BNP Paribas	—	—	—	—	—	—	(442)	—	(442)	(442)	—	(442)
Total Over the Counter	$—	$15,325	$—	$15,325	$—	$—	$(442)	$—	$(442)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$25	$—	$—	$25	$(11)	$—	$—	$—	$(11)	$14	$—	$14
BNYMellon	3	—	—	3	(33)	—	—	—	(33)	(30)	—	(30)
Citi	—	—	—	—	(7)	—	—	—	(7)	(7)	—	(7)
Deutsche Bank	66	—	—	66	(33)	—	—	—	(33)	33	—	33
Goldman Sachs	17	—	126	143	(352)	—	(719)	—	(1,071)	(928)	—	(928)
HSBC	23	—	—	23	(121)	—	—	—	(121)	(98)	—	(98)
JPMorgan Chase Bank	3	—	—	3	(84)	—	—	—	(84)	(81)	—	(81)
Montgomery/Bank of America	3	—	—	3	—	—	—	—	—	3	—	3
Morgan Stanley	40	—	294	334	(19)	—	(167)	—	(186)	148	—	148
Natwest Markets	3	—	—	3	—	—	—	—	—	3	—	3
State Street	5	—	—	5	(78)	—	—	—	(78)	(73)	—	(73)
UBS	10	—	40	50	—	—	—	—	—	50	—	50
Westpac Banking	47	—	—	47	(4)	—	—	—	(4)	43	—	43
Total Over the Counter	$245	$—	$460	$705	$(742)	$—	$(886)	$—	$(1,628)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$282	$—	$—	$282	$—	$—	$—	$—	$—	$282	$—	$282
Bank of America	—	—	1,418	1,418	—	—	(17)	—	(17)	1,401	—	1,401
Bank of New York	—	—	—	—	(716)	—	—	—	(716)	(716)	—	(716)
Brown Brothers Harmon	—	—	—	—	(1,975)	—	—	—	(1,975)	(1,975)	—	(1,975)
Citigroup	6,088	—	236	6,324	(2,930)	—	(161)	—	(3,091)	3,233	—	3,233
JPMorgan Chase Bank	5,871	—	693	6,564	(2,798)	—	—	—	(2,798)	3,766	—	3,766
Total Over the Counter	$12,241	$—	$2,347	$14,588	$(8,419)	$—	$(178)	$—	$(8,597)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$360	$—	$—	$360	$(85)	$—	$—	$—	$(85)	$275	$—	$275
Brown Brother Harmon	1,333	—	—	1,333	—	—	—	—	—	1,333	—	1,333
Citigroup	1,973	—	—	1,973	(1,579)	—	—	—	(1,579)	394	—	394
Goldman Sachs	807	—	—	807	(1,103)	—	—	—	(1,103)	(296)	—	(296)
JPMorgan Chase	1,046	—	—	1,046	(538)	—	—	—	(538)	508	—	508
Morgan Stanley	1,450	—	—	1,450	(752)	—	(29)	—	(781)	669	—	669
State Street	3	—	—	3	—	—	—	—	—	3	—	3
Total Over the Counter	$6,972	$—	$—	$6,972	$(4,057)	$—	$(29)	$—	$(4,086)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BNP Paribas	$41	$—	$—	$41	$—	$—	$—	$—	$—	$41	$—	$41
Brown Brothers Harriman	13	—	—	13	(40)	—	—	—	(40)	(27)	—	(27)
CGG	—	—	—	—	—	—	(8)	—	(8)	(8)	—	(8)
Chase Securities	—	—	—	—	—	—	—	(141,326)	(141,326)	(141,326)	140,486	(840)
Citibank	—	—	—	—	—	—	(160)	—	(160)	(160)	—	(160)
Citigroup	78	—	—	78	(525)	—	—	—	(525)	(447)	—	(447)
Credit Suisse	—	—	—	—	—	—	(365)	—	(365)	(365)	—	(365)
Deutsche Bank	—	—	—	—	—	—	(370)	—	(370)	(370)	—	(370)
Goldman Sachs	—	—	—	—	(12)	—	(480)	—	(492)	(492)	—	(492)
JPMorgan Chase	—	—	—	—	—	—	(227)	—	(227)	(227)	—	(227)
Macquarie Bank Limited	—	—	—	—	—	—	(449)	—	(449)	(449)	—	(449)
Merrill Lynch	—	—	—	—	—	—	(2,340)	—	(2,340)	(2,340)	—	(2,340)
Morgan Stanley	97	—	—	97	(173)	—	—	—	(173)	(76)	—	(76)
Societe Generale	—	—	309	309	—	—	(29)	—	(29)	280	—	280
Total Over the Counter	$229	$—	$309	$538	$(750)	$—	$(4,428)	$(141,326)	$(146,504)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$32	$—	$—	$32	$(72)	$—	$—	$—	$(72)	$(40)	$—	$(40)
Barclays PLC	98	—	—	98	(200)	—	—	—	(200)	(102)	—	(102)
BNP Paribas	—	—	—	—	(32)	—	—	—	(32)	(32)	—	(32)
Brown Brothers Harriman	264	—	—	264	(129)	—	—	—	(129)	135	—	135
Citigroup	—	—	—	—	(39)	—	—	—	(39)	(39)	—	(39)
Credit Suisse First Boston	69	—	—	69	(171)	—	—	—	(171)	(102)	—	(102)
Deutsche Bank	317	—	—	317	(216)	—	—	—	(216)	101	—	101
Goldman Sachs	475	—	—	475	(369)	—	—	—	(369)	106	—	106
HSBC	123	—	—	123	(167)	—	—	—	(167)	(44)	—	(44)
JPMorgan Chase Bank	5	—	—	5	(12)	—	—	—	(12)	(7)	—	(7)
Montgomery/Bank of America	6	—	—	6	—	—	—	—	—	6	—	6
Morgan Stanley	256	—	3	259	(269)	—	(58)	—	(327)	(71)	—	(71)
Standard Bank	4,768	—	—	4,768	(74)	—	—	—	(74)	4,694	—	4,694
Standard Chartered	—	—	—	—	(25)	—	—	—	(25)	(25)	—	(25)
UBS	52	—	—	52	(55)	—	—	—	(55)	(3)	—	(3)
Total Over the Counter	$6,465	$—	$3	$6,468	$(1,830)	$—	$(58)	$—	$(1,888)

(1) Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2022 ($ Thousands)	% of Total Net Assets at March 31, 2022
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$73,746	8.9%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	459,190	17.7%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	160,832	17.8%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Investment Income:
Investment Income	$2	$944	$140
Net Realized Gain (Loss) on:
Investments	—	60	6502
Futures Contracts	(2,716)	113,427	32,834
Swap Contracts	15,715	5,357	18,404
Options	—	—	158
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(3,582)	(371)
Futures Contracts	7,193	5,509	(1,687)
Swap Contracts	(2,450)	1,248	(5,248)
Options	—	—	582
Total gains and losses attributed to the Funds' investment in Subsidiaries	$17,744	$122,963	$51,314

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement

(the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

Prior to January 31, 2021, the Funds’ administrator and/or its affiliates had contractually agreed to waive fees or reimburse expenses for the S&P 500 Index Fund and the Core Fixed Income Fund in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements only applied if a Fund’s total operating costs exceeded the applicable thresholds and would not affect the Fund’s total operating expenses if they were less than the applicable thresholds. In other words, shareholders would pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement were limited to the Fund’s direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Fund, such as AFFE.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

Conservative Income and Tax Free Conservative Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.6500%	0.25%	—	0.90%
Class I	0.6500%	0.25%	0.25%	1.15%
Class Y	0.6500%	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%
Class Y	0.6500%	—	—	0.75%
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.86%
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.90%
Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2022, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fred Alger Management, Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fiera Capital Inc.

Fred Alger Management, Inc.

McKinley Capital Management, LLC

Parametric Portfolio Associates LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Cullen Capital Management, LLC (Cullen) (fka

Schafer Cullen Capital Management)

Fiera Capital Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc

Los Angeles Capital Management

Leeward Investments, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Small Cap Growth Fund

ArrowMark Colorado Holdings LLC

EAM Investors LLC

Jackson Creek Investment Advisory, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, LLC

Easterly Investment Partners LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

LSV Asset Management*

Allspring Global Investments, LLC

Global Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Tax-Managed Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LLC

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LLC

EMSO Asset Management Limited

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Putnam Investment Management LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

SSGA Funds Management Inc.

Western Asset Management Company

Western Asset Management Company Limited

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Capital Management, LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

For the six month period ended March 31, 2022, there were no such commissions.

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2022 were as follows ($ Thousands):

Large Cap Fund	$177
Large Cap Value Fund	267
Tax-Managed Large Cap Fund	361
Small Cap Value Fund	444
U.S. Managed Volatility Fund	694
Tax-Managed Managed Volatility Fund	897
Tax-Managed International Managed Volatility Fund	245
$3,085

On April 20, 2018, SIMC made a capital contribution to the Large Cap Index Fund in the amount of $330,025. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from an unusually large unanticipated cash flow that came into the Fund shortly after launch.

On May 29, 2020, SIMC made a capital contribution to the S&P 500 Index Fund in the amount of $221,168. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from losses incurred by the Fund as a result of an operational error.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2022, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2022, the following Funds borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Mid-Cap Fund	12/21/21	12/22/21	10,498	–	1.08%
Mid-Cap Fund	2/28/22	3/1/22	5,800	–	1.08%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2022 and the year ended September 30, 2021.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	7,140	13,566	4,264	7,160	2,759	4,190	10,841	29,697
Shares Issued in Lieu of Dividends and Distributions	14,609	4,271	2,350	926	3,519	2,689	547	696
Shares Redeemed	(14,309)	(40,111)	(7,938)	(14,156)	(4,041)	(8,544)	(12,612)	(18,893)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	7,440	(22,274)	(1,324)	(6,070)	2,237	(1,665)	(1,224)	11,500
Class I:
Shares Issued	–	–	32	12	3	21	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	6	2	10	7	–	–
Shares Redeemed	–	–	(40)	(24)	(38)	(17)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(2)	(10)	(25)	11	–	–
Class Y:
Shares Issued	286	668	502	1,296	440	914	–	–
Shares Issued in Lieu of Dividends and Distributions	799	258	378	147	530	349	–	–
Shares Redeemed	(1,095)	(2,044)	(1,026)	(1,344)	(411)	(734)	–	–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(10)	(1,118)	(146)	99	559	529	–	–
Increase (Decrease) in Capital Shares	7,430	(23,392)	(1,472)	(5,981)	2,771	(1,125)	(1,224)	11,500

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	4,597	9,293	622	861	2,960	5,479	1,238	2,776
Shares Issued in Lieu of Dividends and Distributions	4,570	2,479	649	605	8,400	51	1,003	86
Shares Redeemed	(9,639)	(19,738)	(1,145)	(2,018)	(4,575)	(12,318)	(1,395)	(4,048)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(472)	(7,966)	126	(552)	6,785	(6,788)	846	(1,186)
Class I:
Shares Issued	–	–	5	18	–	–	2	11
Shares Issued in Lieu of Dividends and Distributions	–	–	4	3	–	–	6	—
Shares Redeemed	–	–	(12)	(17)	–	–	(35)	(11)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(3)	4	–	–	(27)	—
Class Y:
Shares Issued	756	1,372	–	–	119	280	140	372
Shares Issued in Lieu of Dividends and Distributions	635	352	–	–	377	6	193	21
Shares Redeemed	(1,024)	(2,023)	–	–	(263)	(898)	(127)	(586)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	367	(299)	–	–	233	(612)	206	(193)
Increase (Decrease) in Capital Shares	(105)	(8,265)	123	(548)	7,018	(7,400)	1,025	(1,379)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	696	1,717	1,712	3,927	1,163	615	3,562	6,421
Shares Issued in Lieu of Dividends and Distributions	2,064	—	2,812	43	579	19	3,433	3,836
Shares Redeemed	(730)	(2,312)	(2,395)	(5,454)	(1,463)	(1,062)	(6,408)	(15,149)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	2,030	(595)	2,129	(1,484)	279	(428)	587	(4,892)
Class I:
Shares Issued	1	9	–	–	2	2	—	3
Shares Issued in Lieu of Dividends and Distributions	10	—	–	–	4	—	7	7
Shares Redeemed	(12)	(10)	–	–	(13)	(6)	(49)	(14)
Total Decrease in Net Assets Derived from Class I Transactions	(1)	(1)	–	–	(7)	(4)	(42)	(4)
Class Y:
Shares Issued	73	142	202	288	30	79	500	4,759
Shares Issued in Lieu of Dividends and Distributions	234	—	374	13	24	1	992	4,761
Shares Redeemed	(62)	(176)	(187)	(646)	(18)	(77)	(1,569)	(52,092)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	245	(34)	389	(345)	36	3	(77)	(42,572)
Increase (Decrease) in Capital Shares	2,274	(630)	2,518	(1,829)	308	(429)	468	(47,468)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	5,330	12,133	3,176	5,084	2,868	5,102	1,384	1,117
Shares Issued in Lieu of Dividends and Distributions	7,473	725	1,659	781	819	447	320	291
Shares Redeemed	(9,639)	(25,859)	(5,323)	(10,638)	(2,937)	(6,663)	(738)	(2,089)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	3,164	(13,001)	(488)	(4,773)	750	(1,114)	966	(681)
Class I:
Shares Issued	1	3	–	–	–	–	—	1
Shares Issued in Lieu of Dividends and Distributions	10	1	–	–	–	–	2	1
Shares Redeemed	(57)	(7)	–	–	–	–	(14)	(1)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(46)	(3)	–	–	–	–	(12)	1
Class Y:
Shares Issued	639	1,880	213	426	362	450	35	85
Shares Issued in Lieu of Dividends and Distributions	1,131	147	165	80	150	86	63	72
Shares Redeemed	(1,276)	(4,923)	(388)	(853)	(345)	(740)	(139)	(402)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	494	(2,896)	(10)	(347)	167	(204)	(41)	(245)
Increase (Decrease) in Capital Shares	3,612	(15,900)	(498)	(5,120)	917	(1,318)	913	(925)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	36,384	91,203	15,055	37,851	11,204	13,686	2,920	7,666
Shares Issued in Lieu of Dividends and Distributions	3,369	16,247	6,228	12,961	3	2	1	2
Shares Redeemed	(36,646)	(68,450)	(24,855)	(43,544)	(8,134)	(18,618)	(3,369)	(10,584)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	3,107	39,000	(3,572)	7,268	3,073	(4,930)	(448)	(2,916)
Class I:
Shares Issued	8	91	2	18	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	3	16	2	5	–	–	–	–
Shares Redeemed	(47)	(50)	(88)	(4)	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(36)	57	(84)	19	–	–	–	–
Class Y:
Shares Issued	3,659	12,487	2,169	3,522	116	881	161	968
Shares Issued in Lieu of Dividends and Distributions	487	2,128	988	1,974	—	—	—	—
Shares Redeemed	(2,864)	(8,460)	(2,389)	(4,872)	(423)	(1,412)	(562)	(618)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	1,282	6,155	768	624	(307)	(531)	(401)	350
Increase (Decrease) in Capital Shares	4,353	45,212	(2,888)	7,911	2,766	(5,461)	(849)	(2,566)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	7,010	4,819	2,706	6,462	3,051	5,595	18,340	34,974
Shares Issued in Lieu of Dividends and Distributions	430	436	4,220	3,159	2,914	1,143	30,363	12,023
Shares Redeemed	(3,050)	(6,861)	(7,431)	(13,791)	(3,644)	(10,493)	(21,013)	(57,285)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	4,390	(1,606)	(505)	(4,170)	2,321	(3,755)	27,690	(10,288)
Class Y:
Shares Issued	156	454	119	268	72	88	1,344	2,834
Shares Issued in Lieu of Dividends and Distributions	41	44	258	205	63	24	2,499	989
Shares Redeemed	(176)	(876)	(476)	(720)	(75)	(146)	(2,345)	(5,040)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	21	(378)	(99)	(247)	60	(34)	1,498	(1,217)
Increase (Decrease) in Capital Shares	4,411	(1,984)	(604)	(4,417)	2,381	(3,789)	29,188	(11,505)

	Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021	10/1/2021 to 3/31/2022 (Unaudited)	2021
Class F:
Shares Issued	4,908	10,992	9,059	16,169	7,667	15,124
Shares Issued in Lieu of Dividends and Distributions	1,108	2,019	6,439	1,205	1,405	579
Shares Redeemed	(7,079)	(17,903)	(9,790)	(20,504)	(8,415)	(22,028)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,063)	(4,892)	5,708	(3,130)	657	(6,325)
Class Y:
Shares Issued	867	3,482	217	718	206	840
Shares Issued in Lieu of Dividends and Distributions	268	478	383	95	102	50
Shares Redeemed	(1,137)	(3,864)	(915)	(1,603)	(317)	(1,971)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2)	96	(315)	(790)	(9)	(1,081)
Increase (Decrease) in Capital Shares	(1,065)	(4,796)	5,393	(3,920)	648	(7,406)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, during the six month period ended March 31, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$484,258	$484,258
Sales	—	638,684	638,684
Large Cap Value Fund
Purchases	—	173,257	173,257
Sales	—	271,092	271,092
Large Cap Growth Fund
Purchases	—	431,870	431,870
Sales	—	548,665	548,665
Large Cap Index Fund
Purchases	—	72,954	72,954
Sales	—	87,902	87,902
Tax-Managed Large Cap Fund
Purchases	—	478,689	478,689
Sales	—	659,475	659,475
S&P 500 Index Fund
Purchases	—	15,446	15,446

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	—	63,053	63,053
Small Cap Fund
Purchases	—	338,495	338,495
Sales	—	382,322	382,322
Small Cap Value Fund
Purchases	—	87,289	87,289
Sales	—	92,652	92,652
Small Cap Growth Fund
Purchases	—	459,999	459,999
Sales	—	624,804	624,804
Tax-Managed Small/Mid Cap Fund
Purchases	—	252,584	252,584
Sales	—	286,426	286,426
Mid-Cap Fund
Purchases	—	49,739	49,739
Sales	—	55,340	55,340
U.S. Managed Volatility Fund
Purchases	—	274,056	274,056
Sales	—	343,814	343,814
Global Managed Volatility Fund
Purchases	—	478,839	478,839
Sales	—	450,723	450,723
Tax-Managed Managed Volatility Fund
Purchases	—	95,060	95,060

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	—	133,618	133,618
Tax-Managed International Managed Volatility Fund
Purchases	—	142,227	142,227
Sales	—	118,562	118,562
Real Estate Fund
Purchases	—	51,845	51,845
Sales	—	42,042	42,042
Core Fixed Income Fund
Purchases	7,648,574	1,726,018	9,374,592
Sales	7,639,170	1,441,650	9,080,820
High Yield Bond Fund
Purchases	1,153	344,742	345,895
Sales	—	351,576	351,576
Conservative Income Fund
Purchases	—	—	—
Sales	—	—	—
Tax-Free Conservative Income Fund
Purchases	—	—	—
Sales	—	—	—
Real Return Fund
Purchases	—	—	—
Sales	—	—	—
Dynamic Asset Allocation Fund
Purchases	—	14,206	14,206
Sales	—	119,607	119,607
Multi-Strategy Alternative Fund
Purchases	1,101	613,257	614,358
Sales	1,552	605,849	607,401
Multi-Asset Accumulation Fund
Purchases	135,169	304,942	440,111
Sales	229,418	321,690	551,108
Multi-Asset Income Fund
Purchases	6,546	103,254	109,800
Sales	6,922	140,374	147,296
Multi-Asset Inflation Managed Fund
Purchases	248,494	73,044	321,538
Sales	185,801	127,894	313,695
Multi-Asset Capital Stability Fund
Purchases	48,090	24,477	72,567
Sales	101,518	37,284	138,802

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2021, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2020. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2021.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, Treasury Inflation-Protected Securities and net operating losses, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies, expiration of capital loss carryforwards, collateralized loan obligation basis adjustments, utilization of earnings and profits on shareholder redemptions, certain foreign currency related transactions, payment of excise tax, and non-taxable in-kind redemptions. The permanent differences that is charged or credited to Paid In Capital and Distributable Earnings are primarily related to equalization deemed distribution, net operating losses and distribution in excess

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

of net investment income have been reclassified to/from the following accounts as of September 30, 2021:

	Distributable Earnings (Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
S&P 500 Index Fund	$(5,019)	$5,019
Small Cap Fund	(35)	35

	Distributable Earnings (Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
High Yield Bond Fund	8	(8)
Multi-Strategy Alternative Fund	31	(31)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2021 or September 30, 2020 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2021	$18,293	$56,356	$—	$—	$74,649
2020	30,110	138,016	—	—	168,126
Large Cap Value Fund
2021	27,551	—	—	—	27,551
2020	27,594	24,141	—	—	51,735
Large Cap Growth Fund
2021	9,934	134,180	—	—	144,114
2020	3,649	82,982	—	—	86,631
Large Cap Index Fund
2021	10,181	—	—	—	10,181
2020	8,948	351	—	—	9,299
Tax-Managed Large Cap Fund
2021	41,049	55,596	—	—	96,645
2020	50,899	294,034	—	—	344,933
S&P 500 Index Fund
2021	11,520	42,408	—	—	53,928
2020	14,528	24,598	—	—	39,126
Small Cap Fund
2021	847	—	—	—	847
2020	1,132	—	35	—	1,167
Small Cap Value Fund
2021	2,646	—	—	—	2,646
2020	3,780	—	—	—	3,780
Small Cap Growth Fund
2021	—	—	—	—	—
2020	—	11,363	—	—	11,363
Tax-Managed Small/Mid Cap Fund
2021	1,552	66	—	—	1,618
2020	3,010	18,580	—	—	21,590
Mid-Cap Fund
2021	589	—	—	—	589
2020	1,139	1,401	—	—	2,540
U.S. Managed Volatility Fund
2021	44,441	109,717	—	—	154,158
2020	33,108	53,884	—	—	86,992
Global Managed Volatility Fund
2021	9,076	1,772	—	—	10,848
2020	32,195	36,904	—	—	69,099
Tax-Managed Managed Volatility Fund
2021	11,074	7,105	—	—	18,179
2020	16,585	25,458	—	—	42,043
Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
2021	$6,703	$—	$—	$—	$6,703
2020	11,126	—	—	—	11,126
Real Estate Fund
2021	2,122	3,629	—	—	5,751
2020	4,524	6,547	—	—	11,071
Core Fixed Income Fund
2021	193,862	41,756	—	—	235,618
2020	139,848	—	—	—	139,848
High Yield Bond Fund
2021	113,338	—	—	—	113,338
2020	98,605	—	—	—	98,605
Conservative Income Fund
2021	29	—	—	—	29
2020	2,635	—	—	—	2,635
Tax-Free Conservative Income Fund
2021	—	—	—	21	21
2020	—	—	7	1,199	1,206
Real Return Fund
2021	6,173	—	—	—	6,173
2020	1,379	—	—	—	1,379
Dynamic Asset Allocation Fund
2021	43,356	13,096	—	—	56,452
2020	13,342	—	—	—	13,342
Multi-Strategy Alternative Fund
2021	13,430	—	—	—	13,430
2020	4,831	—	—	—	4,831
Multi-Asset Accumulation Fund
2021	28,663	107,295	—	—	135,958
2020	207,206	128,753	—	—	335,959
Multi-Asset Income Fund
2021	32,204	—	—	—	32,204
2020	37,096	—	—	—	37,096
Multi-Asset Inflation Managed Fund
2021	11,412	—	—	—	11,412
2020	12,952	—	—	—	12,952
Multi-Asset Capital Stability Fund
2021	4,599	3,404	—	—	8,003
2020	24,566	1,679	—	—	26,245

As of September 30, 2021, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$46,104	$202,725	$—	$—	$—	$—	$833,067	$(7)	$1,081,889
Large Cap Value Fund	15,150	57,807	—	—	—	—	435,082	(3)	508,036
Large Cap Growth Fund	21,473	173,641	—	—	—	—	951,108	(1)	1,146,221
Large Cap Index Fund	3,969	1,317	—	—	—	—	317,078	(1)	322,363
Tax-Managed Large Cap Fund	8,770	196,106	—	—	—	—	2,895,821	6	3,100,703
S&P 500 Index Fund	4,753	60,149	—	—	—	—	714,366	(2)	779,266
Small Cap Fund	66,080	56,380	—	—	—	—	135,129	—	257,589
Small Cap Value Fund	8,063	21,239	—	—	—	—	102,786	(4)	132,084
Small Cap Growth Fund	37,988	47,437	—	—	—	(1,631)	78,475	—	162,269

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tax-Managed Small/Mid Cap Fund	$—	$93,486	$—	$—	$—	$—	$427,600	$—	$521,086
Mid-Cap Fund	8,404	9,598	—	—	—	—	5,243	—	23,245
U.S. Managed Volatility Fund	21,290	55,456	—	—	—	—	210,248	3	286,997
Global Managed Volatility Fund	12,756	89,382	—	—	—	—	120,454	1	222,593
Tax-Managed Managed Volatility Fund	1,846	35,529	—	—	—	—	512,883	1	550,259
Tax-Managed International Managed Volatility Fund	11,718	—	—	(42,436)	—	—	69,067	—	38,349
Real Estate Fund	—	8,215	—	—	—	—	25,112	—	33,327
Core Fixed Income Fund	11,552	—	—	—	—	—	50,249	(10,005)	51,796
High Yield Bond Fund	7,845	—	—	(80,523)	—	—	(63,563)	(6,675)	(142,916)
Conservative Income Fund	7	—	—	—	—	—	22	(1)	28
Tax-Free Conservative Income Fund	—	—	—	(9)	—	—	(3)	(4)	(16)
Real Return Fund	5,441	—	—	(1,344)	—	—	9,357	(1,041)	12,413
Dynamic Asset Allocation Fund	32,305	49,840	—	—	—	—	404,658	(1)	486,802
Multi-Strategy Alternative Fund	33,113	—	—	—	—	—	(3,214)	(1,419)	28,480
Multi-Asset Accumulation Fund	217,271	60,827	—	—	—	—	(212,472)	(15,623)	50,003
Multi-Asset Income Fund	5,929	—	—	(1,161)	—	—	67,519	(3,370)	68,917
Multi-Asset Inflation Managed Fund	60,131	—	—	(53,170)	(7,538)	—	(79,948)	(6,269)	(86,794)
Multi-Asset Capital Stability Fund	17,207	518	—	—	—	—	19,494	(3,217)	34,002

Post October losses represent losses realized on investment transactions from November 1, 2020 through September 30, 2021, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2021 through September 30, 2021, and specified losses realized on investment transactions from November 1, 2020 through September 30, 2021, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2011, for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Tax-Managed International Managed Volatility Fund	$42,436	$–	$42,436
High Yield Bond Fund	–	80,523	80,523
Tax-Free Conservative Income Fund	9	–	9
Real Return Fund	–	1,344	1,344
Multi-Asset Income Fund	1,161	–	1,161
Multi-Asset Inflation Managed Fund	50,354	2,816	53,170

* This table should be used in conjunction with the capital loss carryforwards table.

(1) The Utilization is subject to a limitation.

During the fiscal year ended September 30, 2021, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Small Cap Fund	$18,476
Small Cap Value Fund	9,304
Small Cap Growth Fund	795
Tax-Managed Small/Mid Cap Fund	7,116
Mid-Cap Fund	978
Tax-Free Conservative Income	4
Real Return	3,469
Multi-Asset Income Fund	1,137

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

For Federal income tax purposes, the cost of investments owned at September 30, 2021, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2022, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,295,320	$812,744	$(39,675)	$773,069
Large Cap Value Fund	1,016,895	533,871	(24,466)	509,405
Large Cap Growth Fund	850,602	843,104	806,358	1,649,462
Large Cap Index Fund	739,600	386,954	(20,212)	366,742
Tax-Managed Large Cap Fund	1,580,734	2,994,456	(1,009)	2,993,447
S&P 500 Index Fund	253,036	740,786	(7,086)	733,700
Small Cap Fund	535,441	142,363	(24,184)	118,179
Small Cap Value Fund	341,897	116,273	(11,965)	104,308
Small Cap Growth Fund	354,257	70,585	(23,314)	47,271
Tax-Managed Small/Mid Cap Fund	595,186	411,338	(2,979)	408,359
Mid-Cap Fund	72,301	9,256	(4,125)	5,131
U.S. Managed Volatility Fund	719,876	256,627	(13,667)	242,960
Global Managed Volatility Fund	903,951	159,160	(33,077)	126,083
Tax-Managed Managed Volatility Fund	475,294	594,546	(1,755)	592,791
Tax-Managed International Managed Volatility Fund	357,660	73,670	(8,126)	65,544
Real Estate Fund	87,896	37,809	(506)	37,303
Core Fixed Income Fund	5,227,126	25,221	(216,519)	(191,298)
High Yield Bond Fund	1,504,853	87,412	(90,392)	(2,980)
Conservative Income Fund	317,727	9	(174)	(165)
Tax-Free Conservative Income Fund	185,588	—	(48)	(48)
Real Return Fund	285,097	5,670	(2,396)	3,274
Dynamic Asset Allocation Fund	322,706	423,953	(10,223)	413,730
Multi-Strategy Alternative Fund	430,954	13,933	(12,292)	1,641
Multi-Asset Accumulation Fund	1,662,660	69,555	(15,441)	54,114
Multi-Asset Income Fund	799,863	47,209	(60,626)	(13,417)
Multi-Asset Inflation Managed Fund	935,697	796,321	(16,904)	779,417
Multi-Asset Capital Stability Fund	324,544	19,247	(923)	18,324

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund L.P. (“Liquidity Fund”), and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2022 ($ Thousands):

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$7,588	$7,588	$–
Large Cap Value Fund	3,274	3,274	–
Large Cap Growth Fund	4,364	4,364	–
Large Cap Index Fund	868	868	–
Tax-Managed Large Cap Fund	12,657	12,657	–
Small Cap Fund	14,296	14,296	–
Small Cap Value Fund	4,374	4,374	–
Small Cap Growth Fund	9,242	9,242	–
Tax-Managed Small/Mid Cap Fund	3,972	3,972	–
U.S. Managed Volatility Fund	6,541	6,541	–
Global Managed Volatility Fund	41,874	41,874	–
Tax-Managed Managed Volatility Fund	6,139	6,139	–
Tax-Managed International Managed Volatility Fund	37,697	37,697	–
Real Estate Fund	190	190	–
Core Fixed Income Fund	274,412	274,412	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same type of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal

Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

March 31, 2022 (Unaudited)

changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected,

requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce nonqualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2022, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	97.46%
Class Y	19.96

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Notes to Financial Statements/Consolidated Notes to Financial Statements (Concluded)

March 31, 2022 (Unaudited)

Fund	% Held
Large Cap Value Fund
Class F	92.81%
Class I	0.00
Class Y	96.79
Large Cap Growth Fund
Class F	90.79%
Class I	0.00
Class Y	96.51
Large Cap Index Fund
Class F	99.44%
Tax-Managed Large Cap Fund
Class F	84.31%
Class Y	53.50
S&P 500 Index Fund
Class F	46.72%
Class I	7.09
Small Cap Fund
Class F	97.99%
Class Y	28.58
Small Cap Value Fund
Class F	93.97%
Class I	0.00
Class Y	96.69
Small Cap Growth Fund
Class F	92.09%
Class I	0.00
Class Y	93.59
Tax-Managed Small/Mid Cap Fund
Class F	91.50%
Class Y	53.82
Mid-Cap Fund
Class F	92.77%
Class I	0.00
Class Y	20.89
U.S. Managed Volatility Fund
Class F	94.18%
Class I	0.00
Class Y	37.86
Global Managed Volatility Fund
Class F	96.47%
Class I	0.00
Class Y	44.84
Tax-Managed Managed Volatility Fund
Class F	86.73%
Class Y	59.79
Tax-Managed International Managed Volatility Fund
Class F	96.68%
Class Y	87.68
Real Estate Fund
Class F	96.23%
Class I	0.00
Class Y	55.75
Core Fixed Income Fund

Fund	% Held
Class F	96.62%
Class I	8.76
Class Y	57.38
High Yield Bond Fund
Class F	97.15%
Class I	0.00
Class Y	59.18

Conservative Income Fund
Class F	98.77%
Class Y	17.06
Tax-Free Conservative Income Fund
Class F	97.51%
Class Y	68.39
Real Return Fund
Class F	98.72%
Class Y	38.33
Dynamic Asset Allocation Fund
Class F	97.01%
Class Y	17.17
Multi-Strategy Alternative Fund
Class F	98.20%
Class Y	71.42
Multi-Asset Accumulation Fund
Class F	98.46%
Class Y	18.43
Multi-Asset Income Fund
Class F	97.64%
Class Y	61.01
Multi-Asset Inflation Managed Fund
Class F	98.43%
Class Y	24.86
Multi-Asset Capital Stability Fund
Class F	98.69%
Class Y	23.79

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2022.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Disclosure of Fund Expenses (Unaudited)

March 31, 2022

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,026.20	0.89%	$4.50
Class Y Shares	1,000.00	1,027.00	0.64	3.23
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,076.90	0.89%	$4.61
Class I Shares	1,000.00	1,075.70	1.11	5.74
Class Y Shares	1,000.00	1,078.30	0.64	3.32
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$992.50	0.89%	$4.42
Class I Shares	1,000.00	991.40	1.11	5.51
Class Y Shares	1,000.00	993.80	0.64	3.18
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,040.10	0.25%	$1.27
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.69	0.25%	$1.26

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,043.10	0.88%	$4.48
Class Y Shares	1,000.00	1,044.40	0.63	3.21
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.54	0.88%	$4.43
Class Y Shares	1,000.00	1,021.79	0.63	3.18
S&P 500 Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,057.90	0.25%	$1.28
Class I Shares	1,000.00	1,055.90	0.65	3.33
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.69	0.25%	$1.26
Class I Shares	1,000.00	1,021.69	0.65	3.28
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$988.30	1.14%	$5.65
Class Y Shares	1,000.00	989.40	0.89	4.41
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,029.60	1.14%	$5.77
Class I Shares	1,000.00	1,028.40	1.36	6.88
Class Y Shares	1,000.00	1,030.80	0.89	4.51
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$933.00	1.11%	$5.35
Class I Shares	1,000.00	931.90	1.36	6.55
Class Y Shares	1,000.00	934.30	0.86	4.15
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$993.10	1.11%	$5.52
Class Y Shares	1,000.00	993.80	0.89	4.42
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.49	0.89	4.48

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,007.20	0.98%	$4.90
Class I Shares	1,000.00	1,006.10	1.20	6.00
Class Y Shares	1,000.00	1,008.40	0.73	3.66
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.05	0.98%	$4.94
Class I Shares	1,000.00	1,018.95	1.20	6.04
Class Y Shares	1,000.00	1,021.29	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,094.50	0.90%	$4.70
Class I Shares	1,000.00	1,093.10	1.15	6.00
Class Y Shares	1,000.00	1,095.90	0.65	3.40
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.44	0.90%	$4.53
Class I Shares	1,000.00	1,019.20	1.15	5.79
Class Y Shares	1,000.00	1,021.69	0.65	3.28
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,059.30	1.11%	$5.70
Class I Shares	1,000.00	1,058.70	1.36	6.97
Class Y Shares	1,000.00	1,060.70	0.86	4.42
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.16	1.36	6.83
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,110.10	1.00%	$5.26
Class Y Shares	1,000.00	1,111.40	0.75	3.95
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class Y Shares	1,000.00	1,021.19	0.75	3.78
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$991.30	1.11%	$5.51
Class Y Shares	1,000.00	992.90	0.86	4.27
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,113.20	1.14%	$6.01
Class I Shares	1,000.00	1,111.70	1.36	7.16
Class Y Shares	1,000.00	1,114.50	0.89	4.69
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2022

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$930.40	0.66%	$3.18
Class I Shares	1,000.00	929.30	0.88	4.23
Class Y Shares	1,000.00	931.60	0.41	1.98
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.64	0.66%	$3.33
Class I Shares	1,000.00	1,020.55	0.88	4.43
Class Y Shares	1,000.00	1,022.88	0.41	2.08
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$975.70	0.89%	$4.38
Class I Shares	1,000.00	975.60	1.11	5.46
Class Y Shares	1,000.00	976.90	0.64	3.16
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.58
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$999.10	0.19%	$0.95
Class Y Shares	1,000.00	1,000.20	0.09	0.45
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.98	0.19%	$0.96
Class Y Shares	1,000.00	1,024.48	0.09	0.45
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,000.10	0.14%	$0.70
Class Y Shares	1,000.00	1,000.10	0.08	0.40
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,024.23	0.14%	$0.71
Class Y Shares	1,000.00	1,024.53	0.08	0.40
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,005.10	0.45%	$2.25
Class Y Shares	1,000.00	1,005.60	0.35	1.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.69	0.45%	$2.27
Class Y Shares	1,000.00	1,023.19	0.35	1.77

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,078.50	0.75%	$3.90
Class Y Shares	1,000.00	1,079.20	0.50	2.59
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.18	0.75%	$3.79
Class Y Shares	1,000.00	1,022.44	0.50	2.52
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,000.10	1.84%	$9.19
Class Y Shares	1,000.00	1,000.70	1.60	7.96
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,015.74	1.84%	$9.26
Class Y Shares	1,000.00	1,016.98	1.60	8.02
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$983.30	1.17%	$5.79
Class Y Shares	1,000.00	983.80	0.92	4.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.10	1.17%	$5.89
Class Y Shares	1,000.00	1,020.34	0.92	4.63
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$952.30	0.80%	$3.89
Class Y Shares	1,000.00	952.70	0.70	3.41
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.94	0.80%	$4.03
Class Y Shares	1,000.00	1,021.44	0.70	3.53
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,088.50	0.97%	$5.04
Class Y Shares	1,000.00	1,089.90	0.72	3.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.11	0.97%	$4.87
Class Y Shares	1,000.00	1,021.34	0.72	3.63
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$986.90	0.62%	$3.07
Class Y Shares	1,000.00	986.00	0.52	2.57
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.84	0.62%	$3.13
Class Y Shares	1,000.00	1,022.34	0.52	2.62

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Review of the Liquidity Risk Management Program (Unaudited)

March 31, 2022

Review of the Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 22, 2022, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2021 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes, including manual reviews of upcoming market closures, have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

At the March 21-23, 2022 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on December 6-8, 2021 and March 21-23, 2022. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements..

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2022

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bryant Smith

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2022

By	/s/ Ankit Puri
Ankit Puri, Controller & CFO

Date: June 9, 2022